UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660
(Address of principal executive offices)

Robin S. Yonis
Vice President and General Counsel of Pacific Select Fund
Pacific Life Fund Advisors LLC
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.
Dechert LLP
90 State House Square
Hartford, CT 06103-3702

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Item 1. Schedule of Investments.

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.0%

Financials - 0.0%

GMAC Inc * ~	30	$22,869

Total Preferred Stocks
(Cost $12,702)		22,869

	Principal
	Amount
CORPORATE BONDS & NOTES - 35.9%

Consumer Discretionary - 2.2%

CCO Holdings LLC
8.750% due 11/15/13	$1,725,000	1,776,750
Charter Communications Operating LLC
8.000% due 04/30/12 ~	264,000	281,820
Comcast Corp
5.700% due 05/15/18	5,000,000	5,310,075
6.950% due 08/15/37	1,745,000	1,893,787
DIRECTV Holdings LLC
6.375% due 06/15/15	3,169,000	3,307,644
DISH DBS Corp
7.125% due 02/01/16	2,394,000	2,450,857
7.750% due 05/31/15	1,726,000	1,812,300
Jarden Corp
7.500% due 05/01/17	2,410,000	2,455,187
McDonald’s Corp
6.300% due 10/15/37	1,495,000	1,624,329
MGM MIRAGE
6.750% due 04/01/13	665,000	605,150
7.500% due 06/01/16	3,000,000	2,512,500
10.375% due 05/15/14 ~	85,000	94,138
11.125% due 11/15/17 ~	200,000	226,000
News America Inc
6.200% due 12/15/34	1,000,000	1,000,516
Reed Elsevier Capital Inc
8.625% due 01/15/19	2,812,000	3,513,794
Stewart Enterprises Inc
6.250% due 02/15/13	1,445,000	1,430,550
The Neiman Marcus Group Inc
9.000% due 10/15/15	2,010,100	2,060,353
Time Warner Cable Inc
6.550% due 05/01/37	1,565,000	1,604,710
6.750% due 06/15/39	1,630,000	1,715,469
7.300% due 07/01/38	4,305,000	4,806,339
8.250% due 04/01/19	2,465,000	2,987,792
Time Warner Entertainment Co LP
8.375% due 07/15/33	890,000	1,074,946
Videotron Ltee (Canada)
6.875% due 01/15/14	1,075,000	1,096,500
Visant Holding Corp
10.250% due 12/01/13	1,270,000	1,314,450

		46,955,956

Consumer Staples - 2.7%

Altria Group Inc
8.500% due 11/10/13	1,490,000	1,743,018
9.250% due 08/06/19	730,000	888,498
Anheuser-Busch InBev Worldwide Inc
5.000% due 04/15/20 ~	1,070,000	1,075,394
7.200% due 01/15/14 ~	3,655,000	4,190,783
CVS Caremark Corp
0.552% due 06/01/10 §	6,500,000	6,501,248
6.600% due 03/15/19	460,000	515,170
CVS Pass-Through Trust
6.036% due 12/10/28	3,234,168	3,207,615
Diageo Capital PLC (United Kingdom)
5.750% due 10/23/17	4,630,000	5,022,934
Dr Pepper Snapple Group Inc
6.820% due 05/01/18	3,125,000	3,575,675
Kraft Foods Inc
5.375% due 02/10/20	80,000	81,463
6.000% due 02/11/13	5,360,000	5,886,770
PepsiCo Inc
7.900% due 11/01/18	7,000,000	8,683,948
Philip Morris International Inc
6.375% due 05/16/38	1,970,000	2,150,681
Reynolds American Inc
6.750% due 06/15/17	1,207,000	1,294,062
7.250% due 06/01/12	1,410,000	1,541,154
Safeway Inc
6.350% due 08/15/17	575,000	637,566
The Kroger Co
6.400% due 08/15/17	2,610,000	2,904,946
Wal-Mart Stores Inc
5.250% due 09/01/35	1,730,000	1,658,530
5.375% due 04/05/17	4,815,000	5,282,334
6.500% due 08/15/37	830,000	923,240

		57,765,029

Energy - 5.6%

Anadarko Petroleum Corp
6.450% due 09/15/36	4,105,000	4,196,923
8.700% due 03/15/19	7,740,000	9,591,369
Apache Corp
6.900% due 09/15/18	5,000,000	5,859,835
Baker Hughes Inc
7.500% due 11/15/18	4,060,000	4,861,732
Canadian Natural Resources Ltd (Canada)
6.250% due 03/15/38	2,770,000	2,873,908
Chesapeake Energy Corp
6.500% due 08/15/17	650,000	632,125
7.250% due 12/15/18	3,535,000	3,552,675
ConocoPhillips
6.500% due 02/01/39	5,900,000	6,613,369
El Paso Corp
8.250% due 02/15/16	2,480,000	2,659,800
EnCana Corp (Canada)
6.625% due 08/15/37	1,375,000	1,481,505
Energy Transfer Partners LP
6.700% due 07/01/18	8,000,000	8,752,776
Enterprise Products Operating LLC
6.300% due 09/15/17	5,000,000	5,498,855
Hess Corp
8.125% due 02/15/19	9,080,000	11,086,271
Kinder Morgan Energy Partners LP
5.950% due 02/15/18	2,880,000	3,093,564
6.950% due 01/15/38	1,550,000	1,684,393
Noble Energy Inc
8.250% due 03/01/19	3,290,000	3,991,069
Petrobras International Finance Co (Cayman)
7.875% due 03/15/19	3,600,000	4,228,409
Petroleos Mexicanos (Mexico)
8.000% due 05/03/19	5,700,000	6,711,750
SandRidge Energy Inc
8.000% due 06/01/18 ~	795,000	759,225
9.875% due 05/15/16 ~	2,040,000	2,106,300
Shell International Finance BV (Netherlands)
4.375% due 03/25/20	4,670,000	4,639,010
Sonat Inc
7.625% due 07/15/11	2,325,000	2,439,455
The Williams Cos Inc
7.500% due 01/15/31	7,494,000	8,256,822
TNK-BP Finance SA (Luxembourg)
7.500% due 03/13/13 ~	3,580,000	3,915,625

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
Transocean Inc (Cayman)
6.800% due 03/15/38	$3,710,000	$4,179,768
XTO Energy Inc
5.750% due 12/15/13	2,435,000	2,715,081
6.375% due 06/15/38	840,000	943,948
6.500% due 12/15/18	150,000	173,416

		117,498,978

Financials - 13.1%

Allstate Life Global Funding Trusts
5.375% due 04/30/13	6,935,000	7,560,010
American Express Credit Corp
5.125% due 08/25/14	10,130,000	10,765,870
American International Group Inc
8.250% due 08/15/18	4,585,000	4,818,216
Bank of America Corp
4.500% due 04/01/15	6,700,000	6,763,362
5.650% due 05/01/18	6,720,000	6,809,356
7.625% due 06/01/19	3,860,000	4,422,761
Bank of America Institutional Capital A
8.070% due 12/31/26 ~	100,000	101,500
Bank of Scotland PLC (United Kingdom)
5.250% due 02/21/17 ~	3,085,000	3,151,331
Bank of Tokyo-Mitsubishi UFJ Ltd (Japan)
3.850% due 01/22/15 ~	4,980,000	5,037,016
Barclays Bank PLC (United Kingdom)
5.200% due 07/10/14	350,000	374,101
5.926% § ± ~	3,060,000	2,723,400
6.050% due 12/04/17 ~	170,000	175,549
7.434% § ± ~	2,400,000	2,400,000
Berkshire Hathaway Inc
3.200% due 02/11/15	4,290,000	4,331,450
Caterpillar Financial Services Corp
5.450% due 04/15/18	4,315,000	4,572,398
Citigroup Inc
5.500% due 04/11/13	8,420,000	8,853,706
5.500% due 10/15/14	1,450,000	1,502,110
6.000% due 08/15/17	3,515,000	3,599,536
6.010% due 01/15/15	5,600,000	5,888,786
6.125% due 11/21/17	100,000	103,001
6.375% due 08/12/14	1,100,000	1,176,250
8.500% due 05/22/19	6,420,000	7,505,616
Commonwealth Bank of Australia (Australia)
3.750% due 10/15/14 ~	2,490,000	2,526,563
5.000% due 10/15/19 ~	1,060,000	1,067,334
Credit Agricole SA (France)
0.302% due 05/28/10 § ~ Δ	10,000,000	10,000,900
Depfa ACS Bank (Ireland)
5.125% due 03/16/37 ~ Δ	3,285,000	2,460,307
Ford Motor Credit Co LLC
7.500% due 08/01/12	3,760,000	3,895,469
7.800% due 06/01/12	2,465,000	2,557,874
General Electric Capital Corp
2.125% due 12/21/12	9,150,000	9,275,803
5.875% due 01/14/38	1,570,000	1,497,639
6.000% due 08/07/19	8,010,000	8,479,090
6.150% due 08/07/37	1,105,000	1,084,108
General Motors Acceptance Corp
6.750% due 12/01/14	8,000	8,040
6.875% due 08/28/12	658,000	670,337
Goldman Sachs Capital II
5.793% § ±	3,875,000	3,303,437
Host Hotels & Resorts LP
6.375% due 03/15/15	2,095,000	2,089,762
7.125% due 11/01/13	1,400,000	1,431,500
HSBC Bank USA NA
7.000% due 01/15/39	5,040,000	5,544,811
ICICI Bank Ltd (India)
6.375% due 04/30/22 § ~	3,086,000	2,913,644
Lehman Brothers Holdings Capital Trust VII
5.857% § Ψ ±	9,450,000	47,250
Lehman Brothers Holdings Inc
2.951% due 05/25/10 § Ψ	3,085,000	724,975
Liberty Mutual Group Inc
7.500% due 08/15/36 ~	2,700,000	2,611,043
Links Finance Corp (Cayman)
3.069% due 06/15/10 § Ψ ~ + Δ	5,000,000	-
Lloyds Banking Group PLC (United Kingdom)
5.920% § ± ~	5,900,000	3,525,250
6.657% § ± ~	1,650,000	985,875
Lloyds TSB Bank PLC (United Kingdom)
4.375% due 01/12/15 ~	490,000	483,506
5.800% due 01/13/20 ~	3,390,000	3,313,657
Metropolitan Life Global Funding I
0.290% due 05/17/10 § ~	10,000,000	10,002,440
5.125% due 04/10/13 ~	5,430,000	5,833,710
Morgan Stanley
5.450% due 01/09/17	5,155,000	5,231,083
6.625% due 04/01/18	3,470,000	3,706,786
NB Capital Trust IV
8.250% due 04/15/27	800,000	814,000
Nordea Bank AB (Sweden)
3.700% due 11/13/14 ~	3,610,000	3,640,811
4.875% due 01/27/20 ~	2,270,000	2,255,345
Principal Life Income Funding Trusts
5.300% due 04/24/13	4,805,000	5,161,617
QBE Insurance Group Ltd (Australia)
9.750% due 03/14/14 ~ Δ	2,026,000	2,464,135
Rabobank Nederland NV (Netherlands)
11.000% § ± ~	2,400,000	3,097,514
RSHB Capital SA (Luxembourg)
7.125% due 01/14/14 ~	2,030,000	2,212,700
Santander US Debt SA Unipersonal (Spain)
3.724% due 01/20/15 ~	3,800,000	3,789,444
Shinsei Finance II Ltd (Cayman)
7.160% § ± ~	8,290,000	5,673,469
SLM Corp
5.125% due 08/27/12	1,940,000	1,928,624
8.000% due 03/25/20	15,950,000	15,557,598
Standard Chartered PLC (United Kingdom)
6.409% § ± ~	3,900,000	3,564,413
Teachers Insurance & Annuity Association of America
6.850% due 12/16/39 ~	3,090,000	3,362,946
The Goldman Sachs Group Inc
0.388% due 06/28/10 §	4,500,000	4,501,336
5.375% due 03/15/20	390,000	387,129
5.950% due 01/15/27	3,270,000	3,147,231
6.750% due 10/01/37	2,645,000	2,649,898
The Royal Bank of Scotland Group PLC (United Kingdom)
4.875% due 03/16/15	1,000,000	1,000,754
5.000% due 11/12/13	1,150,000	1,117,995
5.000% due 10/01/14	3,360,000	3,218,450
6.400% due 10/21/19	5,160,000	5,167,823
7.640% § ±	3,600,000	2,286,000
UBS AG (Switzerland)
3.875% due 01/15/15	3,050,000	3,012,174
Wachovia Bank NA
6.600% due 01/15/38	2,080,000	2,146,951
ZFS Finance USA Trust II
6.450% due 12/15/65 § ~	7,445,000	7,184,425

		277,250,300

Health Care - 2.2%

Abbott Laboratories
5.125% due 04/01/19	6,630,000	6,996,155
Biomet Inc
10.375% due 10/15/17	3,985,000	4,403,425

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
CHS/Community Health Systems Inc
8.875% due 07/15/15	$2,425,000	$2,515,938
DaVita Inc
6.625% due 03/15/13	2,740,000	2,770,825
GlaxoSmithKline Capital Inc
6.375% due 05/15/38	3,455,000	3,823,773
HCA Inc
9.250% due 11/15/16	1,330,000	1,417,281
9.625% due 11/15/16	4,218,000	4,529,077
Medtronic Inc
4.450% due 03/15/20	1,710,000	1,705,202
Roche Holdings Inc
6.000% due 03/01/19 ~	2,400,000	2,656,930
Tenet Healthcare Corp
7.375% due 02/01/13	3,070,000	3,116,050
9.000% due 05/01/15 ~	1,280,000	1,385,600
10.000% due 05/01/18 ~	1,090,000	1,226,250
The Cooper Cos Inc
7.125% due 02/15/15	2,405,000	2,401,994
UnitedHealth Group Inc
0.451% due 06/21/10 §	5,525,000	5,525,055
WellPoint Inc
7.000% due 02/15/19	1,770,000	2,010,534

		46,484,089

Industrials - 2.2%

Ashtead Capital Inc
9.000% due 08/15/16 ~	650,000	661,375
Boeing Capital Corp
4.700% due 10/27/19	1,360,000	1,369,997
CSC Holdings Inc
8.625% due 02/15/19 ~	3,035,000	3,338,500
CSX Corp
6.220% due 04/30/40 ~	3,010,000	3,046,767
DynCorp International Inc
9.500% due 02/15/13	440,000	447,700
General Electric Co
5.250% due 12/06/17	5,535,000	5,813,383
International Lease Finance Corp
0.472% due 05/24/10 §	1,625,000	1,625,106
Iron Mountain Inc
6.625% due 01/01/16	1,805,000	1,800,488
John Deere Capital Corp
0.331% due 07/16/10 §	10,000,000	10,002,080
5.350% due 04/03/18	3,480,000	3,709,043
Kansas City Southern de Mexico SA de CV (Mexico)
12.500% due 04/01/16	3,675,000	4,364,062
L-3 Communications Corp
5.875% due 01/15/15	2,655,000	2,714,737
RailAmerica Inc
9.250% due 07/01/17	2,070,000	2,217,488
RSC Equipment Rental Inc
9.500% due 12/01/14	550,000	547,250
The Boeing Co
4.875% due 02/15/20	3,000,000	3,075,399
United Air Lines Inc
9.750% due 01/15/17	1,540,000	1,620,850

		46,354,225

Information Technology - 1.5%

Freescale Semiconductor Inc
9.125% due 12/15/14	1,255,359	1,211,421
10.125% due 12/15/16	410,000	364,900
Hewlett-Packard Co
0.317% due 06/15/10 §	11,000,000	11,002,673
4.500% due 03/01/13	7,225,000	7,741,075
IBM International Group Capital LLC
5.050% due 10/22/12	3,030,000	3,291,774
International Business Machines Corp
7.625% due 10/15/18	4,405,000	5,432,211
National Semiconductor Corp
6.600% due 06/15/17	510,000	554,267
Oracle Corp
6.500% due 04/15/38	1,860,000	2,059,985

		31,658,306

Materials - 1.2%

Barrick Gold Corp (Canada)
6.950% due 04/01/19	1,670,000	1,914,081
Crown Americas LLC
7.750% due 11/15/15	14,000	14,630
Freeport-McMoRan Copper & Gold Inc
8.250% due 04/01/15	2,390,000	2,604,787
Georgia-Pacific LLC
7.000% due 01/15/15 ~	1,660,000	1,726,400
7.700% due 06/15/15	780,000	830,700
Owens-Brockway Glass Container Inc
8.250% due 05/15/13	225,000	228,937
Rio Tinto Finance USA Ltd (Australia)
5.875% due 07/15/13	9,425,000	10,366,746
Teck Resources Ltd (Canada)
9.750% due 05/15/14	360,000	428,400
10.250% due 05/15/16	310,000	370,450
10.750% due 05/15/19	600,000	738,000
Vale Overseas Ltd (Cayman)
6.875% due 11/21/36	2,860,000	2,965,963
8.250% due 01/17/34	455,000	535,823
Vedanta Resources PLC (United Kingdom)
8.750% due 01/15/14	2,288,000	2,516,800

		25,241,717

Telecommunication Services - 3.3%

America Movil SAB de CV (Mexico)
5.000% due 03/30/20 ~	1,240,000	1,228,674
5.625% due 11/15/17	1,500,000	1,592,073
AT&T Inc
5.800% due 02/15/19	7,010,000	7,506,357
6.300% due 01/15/38	3,075,000	3,130,741
6.400% due 05/15/38	50,000	51,576
Cricket Communications Inc
7.750% due 05/15/16	2,715,000	2,830,387
Deutsche Telekom International Finance BV (Netherlands)
6.750% due 08/20/18	1,545,000	1,733,841
Intelsat Intermediate Holding Co SA (Bermuda)
9.500% due 02/01/15	3,620,000	3,764,800
Nordic Telephone Co Holdings APS (Denmark)
8.875% due 05/01/16 ~	2,475,000	2,666,813
Qwest Corp
8.875% due 03/15/12	1,555,000	1,710,500
Rogers Communications Inc (Canada)
6.800% due 08/15/18	8,260,000	9,411,419
9.625% due 05/01/11	8,000,000	8,673,472
Sprint Capital Corp
8.375% due 03/15/12	2,020,000	2,110,900
8.750% due 03/15/32	3,049,000	2,843,192
Telecom Italia Capital SA (Luxembourg)
7.721% due 06/04/38	4,695,000	5,052,214
Verizon Communications Inc
5.350% due 02/15/11	2,700,000	2,809,636
Verizon Wireless Capital LLC
8.500% due 11/15/18	9,120,000	11,396,854
VIP Finance Ireland Ltd (Ireland)
8.375% due 04/30/13 ~	515,000	561,931

		69,075,380

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
Utilities - 1.9%

AEP Texas Central Transition Funding LLC
5.306% due 07/01/20	$2,500,000	$2,738,150
Calpine Construction Finance Co LP
8.000% due 06/01/16 ~	1,285,000	1,320,337
Dominion Resources Inc
5.150% due 07/15/15	4,500,000	4,835,052
Dynegy Holdings Inc
7.750% due 06/01/19	495,000	376,200
Edison Mission Energy
7.625% due 05/15/27	900,000	580,500
7.750% due 06/15/16	3,170,000	2,329,950
Energy Future Holdings Corp
10.875% due 11/01/17	835,000	624,163
FirstEnergy Corp
7.375% due 11/15/31	5,860,000	6,080,998
MidAmerican Energy Holdings Co
6.125% due 04/01/36	601,000	607,491
6.500% due 09/15/37	2,400,000	2,546,287
Mirant Americas Generation LLC
8.300% due 05/01/11	775,000	800,188
NRG Energy Inc
7.375% due 02/01/16	3,225,000	3,208,875
PacifiCorp
5.650% due 07/15/18	4,360,000	4,716,046
Texas Competitive Electric Holdings Co LLC
10.250% due 11/01/15	1,620,000	1,134,000
The AES Corp
8.000% due 06/01/20	1,030,000	1,031,288
8.750% due 05/15/13 ~	3,555,000	3,626,100
9.750% due 04/15/16 ~	990,000	1,076,625
Virginia Electric & Power Co
6.350% due 11/30/37	1,680,000	1,820,547
Wind Acquisition Finance SA (Luxembourg)
12.000% due 12/01/15 ~	1,555,000	1,687,175

		41,139,972

Total Corporate Bonds & Notes
(Cost $731,301,286)		759,423,952

SENIOR LOAN NOTES - 0.7%

Consumer Discretionary - 0.1%

Asurion Corp (1st Lien)
3.232% due 07/03/14 §	1,492,500	1,479,751
Ford Motor Co
3.258% due 12/16/13 §	1,473,417	1,426,681
Regal Cinemas Corp
3.790% due 10/27/13 §	380,731	382,464

		3,288,896

Financials - 0.1%

First Data Corp Term B2
3.032% due 9/24/14 §	1,234,177	1,094,702

Health Care - 0.1%

Community Health Systems Inc
2.502% due 07/25/14 §	1,861,513	1,816,981
Community Health Systems Inc (Delayed Draw Term Loan)
2.502% due 07/25/14 §	95,326	93,017
HCA Inc Term B
2.540% due 11/18/13 §	1,281,282	1,252,133

		3,162,131

Materials - 0.1%

Georgia-Pacific Corp Term B
2.260% due 12/24/12 §	744,166	738,821
Georgia-Pacific Corp Term C
3.512% due 12/23/13 §	477,217	480,198
Graham Packaging Co LP Term C
6.750% due 04/05/14 §	1,165,121	1,177,675

		2,396,694

Telecommunication Services - 0.1%

Level 3 Financing Inc Tranche A
2.501% due 03/13/14 §	1,500,000	1,402,344

Utilities - 0.2%

Calpine Corp (1st Priority)
3.165% due 03/29/14 §	1,972,155	1,914,901
NRG Energy Inc
1.988% due 02/01/13 §	806,577	790,898
Texas Competitive Electric Holdings Co LLC Term B2
3.730% due 10/10/14 §	1,481,013	1,219,882

		3,925,681

Total Senior Loan Notes
(Cost $12,521,237)		15,270,448

MORTGAGE-BACKED SECURITIES - 29.7%

Collateralized Mortgage Obligations - Commercial - 1.7%

Banc of America Commercial Mortgage Inc
5.739% due 05/10/45 " §	10,080,000	10,457,106
Bear Stearns Commercial Mortgage Securities
5.719% due 09/11/38 " §	6,625,000	6,928,068
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/48 "	4,750,000	4,866,065
Commercial Mortgage Pass-Through Certificates
5.766% due 06/10/46 " §	5,000,000	5,167,801
LB-UBS Commercial Mortgage Trust
5.372% due 09/15/39 "	4,300,000	4,379,634
5.883% due 06/15/38 " §	1,575,000	1,656,720
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.350% due 09/15/21 " § ~	2,139,721	1,961,954
Merrill Lynch Mortgage Trust
5.656% due 05/12/39 " §	1,005,000	1,045,971

		36,463,319

Collateralized Mortgage Obligations - Residential - 7.7%

Adjustable Rate Mortgage Trust
3.069% due 07/25/35 " §	1,407,178	1,034,484
American Home Mortgage Assets
0.436% due 09/25/46 " §	6,756,851	3,569,508
Arran Residential Mortgages Funding PLC (United Kingdom)
0.321% due 04/12/56 " § ~ Δ	1,759,789	1,688,445
Bear Stearns Adjustable Rate Mortgage Trust
3.428% due 10/25/36 " §	744,185	439,232
Chevy Chase Mortgage Funding Corp
0.446% due 01/25/36 " § ~	23,584	13,285
0.476% due 05/25/36 " § ~	69,909	37,673
0.476% due 07/25/36 " § ~	321,678	181,683
0.536% due 10/25/35 " § ~	68,668	40,304
0.546% due 08/25/35 " § ~	30,637	19,101

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
Citigroup Mortgage Loan Trust Inc
6.500% due 10/25/36 " ~	$6,129,612	$3,953,365
Citimortgage Alternative Loan Trust
6.000% due 01/25/37 "	11,476,706	7,875,574
Countrywide Alternative Loan Trust
0.456% due 04/25/47 " §	11,156,436	6,085,894
6.500% due 09/25/36 "	5,476,496	3,309,691
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 07/25/35 "	6,574,219	6,083,442
Fannie Mae
6.500% due 09/25/33 - 01/25/34 "	6,246,944	6,488,738
Fannie Mae (IO)
7.254% due 04/24/32 " § Δ	11,545,640	1,418,602
Freddie Mac
1.230% due 02/15/32 " §	734,318	748,359
5.000% due 10/15/34 "	13,273,897	13,461,786
Freddie Mac (IO)
6.870% due 05/15/36 " § Δ	8,848,231	1,468,849
6.920% due 05/15/36 " § Δ	48,277,599	7,577,499
6.970% due 09/15/29 - 08/15/35 " § Δ	7,205,625	597,540
Greenpoint Mortgage Funding Trust
0.426% due 01/25/37 " §	3,632,416	2,073,767
GSR Mortgage Loan Trust
3.273% due 05/25/35 " §	1,811,634	1,446,415
4.480% due 07/25/35 " §	1,000,000	679,981
IndyMac Index Mortgage Loan Trust
0.486% due 06/25/37 " §	6,745,034	4,065,903
0.506% due 06/25/35 " §	4,869,528	2,854,707
JPMorgan Mortgage Trust
4.962% due 08/25/35 " §	2,400,000	1,845,836
Lehman Mortgage Trust
6.000% due 05/25/37 "	2,328,946	1,813,825
Merrill Lynch Mortgage Investors Inc
4.442% due 06/25/35 " §	4,000,000	3,138,018
Residential Asset Securitization Trust
6.000% due 08/25/36 "	4,132,944	2,569,719
Structured Adjustable Rate Mortgage Loan Trust
5.799% due 05/25/36 " §	8,337,136	6,484,764
5.894% due 05/25/36 " §	12,998,619	9,615,654
Thornburg Mortgage Securities Trust
0.356% due 11/25/46 " §	1,809,755	1,765,954
Washington Mutual Alternative Mortgage Pass-Through Certificates
6.000% due 07/25/36 "	2,150,146	1,382,926
Washington Mutual Mortgage Pass-Through Certificates
0.516% due 12/25/45 " §	2,697,795	2,063,014
5.591% due 11/25/36 " §	2,550,000	1,848,765
5.728% due 10/25/36 " §	3,644,961	2,801,027
5.814% due 05/25/37 " §	25,081,699	21,101,961
5.837% due 07/25/37 " §	15,794,159	12,408,504
5.846% due 08/25/46 " §	2,800,000	1,781,772
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 06/25/37 "	9,733,339	7,889,809
6.000% due 08/25/37 "	7,451,093	6,579,859

		162,305,234

Fannie Mae - 6.0%

4.500% due 04/01/23 - 04/01/40 "	72,917,059	73,899,146
5.000% due 04/01/25 "	13,900,000	14,649,293
5.500% due 12/01/22 - 04/01/40 "	18,563,461	19,610,844
6.500% due 04/01/40 "	18,300,000	19,829,770

		127,989,053

Freddie Mac - 10.7%

4.500% due 04/01/40 "	5,600,000	5,610,500
5.000% due 12/01/35 - 04/01/40 "	54,325,175	56,130,959
5.395% due 06/01/37 " §	750,049	793,423
5.452% due 07/01/37 " §	1,396,588	1,477,804
5.500% due 08/01/37 - 04/01/40 "	14,013,273	14,810,224
5.512% due 06/01/37 " §	8,593,361	9,089,483
5.541% due 06/01/37 " §	727,079	770,310
5.897% due 11/01/36 " §	3,531,831	3,743,857
5.920% due 01/01/37 " §	1,175,788	1,247,019
6.000% due 04/01/40 "	123,500,000	132,492,405

		226,165,984

Government National Mortgage Association - 3.6%

4.500% due 04/01/40 "	9,100,000	9,190,559
5.000% due 01/15/40 - 04/01/40 "	42,152,942	43,834,549
6.000% due 04/01/40 "	3,300,000	3,524,298
6.500% due 04/01/40 "	18,700,000	20,137,563

		76,686,969

Total Mortgage-Backed Securities
(Cost $639,384,812)		629,610,559

ASSET-BACKED SECURITIES - 3.5%

American Express Credit Account Master Trust
0.220% due 12/17/12 " §	11,000,000	10,998,837
Asset-Backed Securities Corp Home Equity
0.666% due 05/25/35 " §	1,996,523	1,924,473
Avis Budget Rental Car Funding AESOP LLC
4.640% due 05/20/16 " ~	2,990,000	2,971,357
Citibank Credit Card Issuance Trust
0.241% due 05/21/12 " §	20,000,000	19,994,522
Citigroup Mortgage Loan Trust Inc
0.316% due 05/25/37 " §	2,488,218	1,851,172
0.396% due 08/25/36 " §	1,308,349	939,329
Countrywide Asset-Backed Certificates
0.306% due 11/25/37 " §	8,115,958	7,582,823
Countrywide Home Equity Loan Trust
0.380% due 11/15/36 " §	434,200	323,948
Credit-Based Asset Servicing & Securitization LLC
5.144% due 02/25/37 " §	1,079,622	1,046,013
DaimlerChrysler Auto Trust
5.380% due 03/08/11 "	796,067	796,812
GSAA Trust
0.406% due 07/25/36 " §	3,500,000	1,653,432
Harley-Davidson Motorcycle Trust
5.350% due 03/15/13 "	1,244,835	1,276,896
Helios Finance LP CDO (Cayman)
0.940% due 10/20/14 " § ~ Δ	2,527,565	2,399,013
Hertz Vehicle Financing LLC
5.290% due 03/25/16 " ~	3,680,000	3,843,431
Home Equity Asset Trust
0.676% due 02/25/36 " § Δ	2,000,000	408,563
Household Automotive Trust
5.300% due 11/17/11 "	676,659	682,102
Nelnet Student Loan Trust
0.239% due 04/27/20 " §	296,947	296,886
Option One Mortgage Loan Trust
0.336% due 04/25/37 " §	941,695	918,257
Residential Asset Mortgage Products Inc
0.656% due 11/25/35 " § Δ	2,000,000	1,297,230
Residential Asset Securities Corp
0.396% due 06/25/36 " §	6,849,930	5,765,178
0.656% due 11/25/35 " § Δ	3,820,000	1,642,910
Triad Auto Receivables Owner Trust
5.280% due 02/13/12 "	1,136,984	1,138,613

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
USAA Auto Owner Trust
5.370% due 02/15/12 "	$1,886,656	$1,890,308
Washington Mutual Asset-Backed Certificates
0.336% due 05/25/47 " §	2,108,506	1,906,817

Total Asset-Backed Securities
(Cost $81,973,990)		73,548,922

U.S. GOVERNMENT AGENCY ISSUES - 4.5%

Fannie Mae
0.000% due 10/09/19	8,290,000	4,863,793
5.000% due 03/15/16	2,910,000	3,193,850
6.625% due 11/15/30	7,080,000	8,486,555
Farmer Mac Guaranteed Notes Trust
5.125% due 04/19/17 ~	8,400,000	8,794,019
Freddie Mac
1.375% due 01/09/13	16,940,000	16,819,540
2.125% due 03/23/12	5,600,000	5,703,998
2.875% due 02/09/15	3,700,000	3,726,917
3.000% due 07/28/14	41,564,000	42,527,454
Tennessee Valley Authority
5.250% due 09/15/39	1,990,000	1,975,180

Total U.S. Government Agency Issues
(Cost $94,772,469)		96,091,306

U.S. TREASURY OBLIGATIONS - 27.4%

U.S. Treasury Bonds - 6.9%

3.500% due 02/15/39	16,880,000	13,664,900
4.250% due 05/15/39	53,674,000	49,749,143
4.375% due 11/15/39	30,450,000	28,803,812
4.500% due 08/15/39	48,500,000	46,855,559
4.625% due 02/15/40	7,240,000	7,138,191

		146,211,605

U.S. Treasury Inflation Protected Securities - 1.5%

2.500% due 01/15/29 ∧	12,251,081	12,979,445
3.875% due 04/15/29 ∧ ‡	14,181,250	18,023,489

		31,002,934

U.S. Treasury Notes - 19.0%

0.000% due 02/15/25	66,370,000	33,085,910
1.375% due 03/15/13	11,540,000	11,475,064
2.250% due 01/31/15	13,740,000	13,594,026
2.375% due 03/31/16	40,980,000	39,632,168
2.625% due 12/31/14	30,960,000	31,192,231
2.750% due 11/30/16	23,900,000	23,237,157
3.000% due 02/28/17	48,180,000	47,415,913
3.125% due 10/31/16	18,730,000	18,664,164
3.125% due 01/31/17	22,490,000	22,328,364
3.125% due 05/15/19	4,321,000	4,116,768
3.375% due 11/15/19	72,520,000	69,998,842
3.625% due 08/15/19	48,290,000	47,716,605
3.625% due 02/15/20	31,140,000	30,619,402
4.750% due 08/15/17	8,230,000	8,998,995

		402,075,609

Total U.S. Treasury Obligations
(Cost $595,192,662)		579,290,148

FOREIGN GOVERNMENT BONDS & NOTES - 1.5%

Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/12	BRL 34,359,000	18,813,069
10.000% due 01/01/17	3,353,000	1,694,048
Hellenic Republic Government Bond (Greece)
6.100% due 08/20/15	EUR 4,720,000	6,385,462
Russian Foreign Bond - Eurobond (Russia)
7.500% due 03/31/30 ~	$4,462,000	5,154,056

Total Foreign Government Bonds & Notes
(Cost $32,917,083)		32,046,635

MUNICIPAL BONDS - 0.2%

Municipal Electric Authority GA
6.655% due 04/01/57	760,000	756,352
Municipal Electric Authority GA ‘J’
6.637% due 04/01/57	1,360,000	1,350,303
State of California
7.300% due 10/01/39	2,100,000	2,109,534

Total Municipal Bonds
(Cost $4,237,205)		4,216,189

PURCHASED OPTIONS - 0.0%
(See Note (f) to Notes to Schedule of Investments)
(Cost $544,892)		263,819

SHORT-TERM INVESTMENTS - 11.8%

U.S. Government Agency Issues - 0.8%

Fannie Mae
0.196% due 08/23/10 ‡	3,653,000	3,650,078
Freddie Mac
0.194% due 07/13/10	13,000,000	12,994,046

		16,644,124

U.S. Treasury Bills - 10.5%

0.179% due 04/29/10	106,300,000	106,286,358
0.030% due 04/29/10	75,800,000	75,790,473
3.000% due 04/29/10	40,000,000	39,994,867

		222,071,698

Repurchase Agreements - 0.5%

State Street Bank & Trust Co 0.000% due 04/01/10 (Dated 03/31/10, repurchase price of $271,000; collateralized by U.S. Treasury Bills: 0.000% due 04/08/10 and value $280,000)	271,000	271,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
The Goldman Sachs Group Inc 0.005% due 04/01/10 (Dated 03/31/10, repurchase price of $10,000,001; collateralized by Freddie Mac: 0.190% due 02/10/12 and value $10,212,131)	$10,000,000	$10,000,000

		10,271,000

Total Short-Term Investments
(Cost $248,986,000)		248,986,822

TOTAL INVESTMENTS - 115.2%
(Cost $2,441,844,338)		2,438,771,669

OTHER ASSETS & LIABILITIES, NET - (15.2%)		(322,387,002)

NET ASSETS - 100.0%		$2,116,384,667

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate value of $772,225 or less than 0.1% of the net assets were in default as of March 31, 2010.

(c)	1.6% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

(d)	Forward foreign currency contracts outstanding as of March 31, 2010 were as follows:

Principal
Contracts		Amount
to Buy or		Covered by		Unrealized
to Sell	Currency	Contracts	Expiration	Appreciation
Sell	EUR	20,364,081	05/10	$312,957

(e)	Open futures contracts outstanding as of March 31, 2010 were as follows:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)
Eurodollar (06/10)	44	$44,000,000	$92,180
Eurodollar (09/10)	67	67,000,000	113,707
Eurodollar (12/11)	157	157,000,000	(18,173)
U.S. Treasury 2-Year Notes (06/10)	1,022	204,400,000	(71,758)
U.S. Treasury 5-Year Notes (06/10)	352	35,200,000	(150,238)
U.S. Treasury 30-Year Bonds (06/10)	80	8,000,000	(190,448)

Short Futures Outstanding
Eurodollar (12/10)	157	157,000,000	15,190
U.S. Treasury 10-Year Notes (06/10)	1,583	158,300,000	1,022,528
U.S. Treasury 30-Year Bonds (06/10)	870	87,000,000	(816,554)

			($3,566)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

(f)	Purchased options outstanding as of March 31, 2010 were as follows:

Options on Exchange-Traded Futures Contracts
	Exercise	Expiration		Number of
Description	Price	Date	Counterparty	Contracts	Cost	Value
Call - CBOT 10-Year U.S. Treasury Note Futures (06/10)	$117.00	05/21/10	MER	162	$157,464	$111,375
Call - CBOT 10-Year U.S. Treasury Note Futures (06/10)	119.00	05/21/10	MER	638	227,839	109,656
Call - CBOT 30-Year U.S. Treasury Bond Futures (06/10)	121.00	05/21/10	MER	56	35,182	9,625
Put - CME Eurodollar Futures (09/10)	99.00	09/13/10	ADV	379	124,407	33,163

					$544,892	$263,819

Total Purchased Options					$544,892	$263,819

(g)	Transactions in written options for the period ended March 31, 2010 were as follows:

	Number of
	Contracts	Premium
Outstanding, December 31, 2009	2,330	$1,128,353
Call Options Written	829	496,071
Put Options Written	1,617	681,770
Call Options Expired	(112)	(72,352)
Put Options Expired	(783)	(281,724)
Call Options Repurchased	(624)	(296,475)
Put Options Repurchased	(1,544)	(573,026)

Outstanding, March 31, 2010	1,713	$1,082,617

(h)	Premiums received and value of written options outstanding as of March 31, 2010 were as follows:

Options on Exchange-Traded Futures Contracts
	Exercise	Expiration		Number of
Description	Price	Date	Counterparty	Contracts	Premium	Value
Put - CBOT 10-Year U.S. Treasury Note Futures (06/10)	$112.00	05/21/10	MER	203	$122,496	($22,203)
Call - CBOT 10-Year U.S. Treasury Note Futures (06/10)	121.00	05/21/10	MER	139	40,814	(6,516)
Call - CME Eurodollar Futures (06/10)	99.38	06/14/10	ADV	78	37,634	(51,675)
Put - CME Eurodollar Futures (09/10)	98.63	09/13/10	ADV	379	65,093	(14,212)
Call - CME Eurodollar Futures (09/10)	99.13	09/13/10	ADV	298	243,282	(288,688)
Call - CME Eurodollar Futures (03/11)	98.75	03/14/11	ADV	159	154,508	(153,038)
Put - CME Eurodollar Futures (03/11)	98.75	03/14/11	ADV	159	144,108	(125,212)
Call - CME Eurodollar Futures (03/11)	98.88	03/14/11	ADV	149	126,166	(115,475)
Put - CME Eurodollar Futures (03/11)	98.88	03/14/11	ADV	149	148,516	(135,962)

					$1,082,617	($912,981)

Total Written Options					$1,082,617	($912,981)

(i)	Swap agreements outstanding as of March 31, 2010 were as follows:

Interest Rate Swaps
							Upfront
							Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	(Depreciation)
3-Month USD-LIBOR	BRC	Receive	3.600%	03/17/20	$20,700,000	$325,340	$17,136	$308,204
3-Month USD-LIBOR	BRC	Receive	0.000%	02/15/25	18,430,000	(122,547)	-	(122,547)
3-Month USD-LIBOR	BRC	Receive	0.000%	02/15/25	44,690,000	(192,218)	-	(192,218)

Total Interest Rate Swaps						$10,575	$17,136	($6,561)

Total Swap Agreements						$10,575	$17,136	($6,561)

(j)	As of March 31, 2010, securities with a total aggregated value of $2,712,243 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

(k)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of March 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Preferred Stocks (1)	$22,869	$22,869	$-	$-
	Corporate Bonds & Notes	759,423,952	-	759,423,952	-
	Senior Loan Notes	15,270,448	-	15,270,448	-
	Mortgage-Backed Securities	629,610,559	-	629,610,559	-
	Asset-Backed Securities	73,548,922	-	68,178,552	5,370,370
	U.S. Government Agency Issues	96,091,306	-	96,091,306	-
	U.S. Treasury Obligations	579,290,148	-	579,290,148	-
	Foreign Government Bonds & Notes	32,046,635	-	32,046,635	-
	Municipal Bonds	4,216,189	-	4,216,189	-
	Short-Term Investments	248,986,822	-	248,986,822	-
	Investments in Other Financial Instruments (2)	2,145,721	1,507,424	638,297	-

		2,440,653,571	1,530,293	2,433,752,908	5,370,370

Liabilities	Investments in Other Financial Instruments (2)	(2,474,917)	(2,160,152)	(314,765)	-

	Total	$2,438,178,654	($629,859)	$2,433,438,143	$5,370,370

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Portfolio’s assets and liabilities for the period ended March 31, 2010:

								Change in Net
								Unrealized
					Total Change			Appreciation
					in Net			(Depreciation) on
	Value,	Net	Accrued	Total Net	Unrealized	Transfers		Level 3 Holdings
	Beginning of	Purchases	Discounts	Realized	Appreciation	In and/or	Value,	Held at the End of
	Period	(Sales)	(Premiums)	Gains (Losses)	(Depreciation)	Out of Level 3	End of Period	Period, if Applicable
Asset-Backed Securities	$2,919,141	$2,392,541	$1	$-	$58,687	$-	$5,370,370	$58,687
Investments in Other Financial Investments (2)	144,650	(179,921)	-	179,921	(144,650)	-	-	-

	$3,063,791	$2,212,620	$1	$179,921	($85,963)	$-	$5,370,370	$58,687

(1) For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

(2)	Investments in other financial instruments may include open futures contracts, swap contracts, purchased options, written options, and forward foreign currency contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.2%

Consumer Discretionary - 0.0%

Euramax Holdings Inc ‘A’ * + Δ	947	$167,036
Parts Holdings SAS Term C2 * + Δ (France)	5,625	-
Parts Holdings SAS Term C3 * + Δ (France)	104,255	-

		167,036

Energy - 0.1%

Value Creations +	301,560	588,042

Health Care - 0.1%

CCS Medical	46,727	1,294,699

Total Common Stocks
(Cost $1,355,303)		2,049,777

	Principal
	Amount
CORPORATE BONDS & NOTES - 1.4%

Health Care - 1.4%

Azithromycin Royalty Sub LLC (Unsecured)
16.000% due 05/15/19 ~	$14,000,000	10,780,000
Celtic Pharmaceutical Holdings LP (Unsecured)
17.000% due 06/15/12 ~ Δ	3,037,011	1,822,207
Molecular Insight Pharmaceuticals Inc (Unsecured)
9.170% due 11/16/12 § ~ Δ	3,461,334	1,557,600

		14,159,807

Total Corporate Bonds & Notes
(Cost $20,366,715)		14,159,807

SENIOR LOAN NOTES - 90.3%

Consumer Discretionary - 31.1%

ARAMARK Corp
2.165% due 01/27/14 §	1,552,716	1,524,247
ARAMARK Corp (Extended Letter of Credit)
2.145% due 07/26/16 §	183,941	180,460
ARAMARK Corp (Synthetic Letter of Credit)
2.145% due 01/27/14 §	102,114	100,242
ARAMARK Corp Term B (Extended)
2.165% due 07/26/16 §	2,796,943	2,744,008
Asurion Corp (1st Lien)
3.232% due 07/03/14 §	11,442,500	11,346,497
Burlington Coat Factory Warehouse Corp
2.500% due 05/28/13 §	13,931,239	13,373,014
Catalina Marketing Corp
2.990% due 10/01/14 §	10,391,778	10,131,983
CBR Fashion GmbH Facility (2nd Lien) (Germany)
4.418% due 10/19/16 §	EUR 1,250,000	1,485,715
CBR Fashion GmbH Facility Term B (Germany)
2.524% due 04/20/15 §	1,250,000	1,549,036
CBR Fashion GmbH Facility Term C (Germany)
2.774% due 04/19/16 §	1,116,174	1,390,733
Cengage Learning Acquisitions Inc
2.790% due 07/03/14 §	$11,924,891	10,549,176
Clarke American Corp Term B
2.782% due 06/30/14 §	17,255,121	15,818,632
Cumulus Media Inc Term B
4.240% due 06/11/14 §	5,180,321	4,678,477
due 06/11/14 § ¥	5,000,000	4,515,625
Dana Corp Term B
4.502% due 01/30/15 §	11,130,470	10,972,195
Dollar General Corp Tranche B1
2.998% due 07/07/14 §	4,259,920	4,223,625
Dollar General Corp Tranche B2
2.989% due 07/07/14 §	4,524,587	4,438,620
Entercom Radio LLC Term A
due 06/30/12 § ¥	1,015,898	969,335
Entravision Communications Corp LLC
5.510% due 03/29/13 §	4,599,932	4,594,159
Euramax International Inc (Cash Pay Term Loan)
10.000% due 06/29/13 §	4,160,833	3,515,904
Euramax International Inc (PIK Pay Term Loan)
14.000% due 06/29/13 §	4,265,247	3,604,133
Federal-Mogul Corp Term B
2.169% due 12/29/14 §	12,464,285	11,558,443
Federal-Mogul Corp Term C
2.176% due 12/28/15 §	6,456,790	5,987,542
Fontainebleau Florida Hotel LLC Term C
10.000% due 06/06/12 § Δ	2,500,000	875,000
Ford Motor Co
3.258% due 12/16/13 §	11,907,819	11,548,501
Ginn La CS Conduit Lender Inc (1st Lien)
6.196% due 06/08/11 § Ψ Δ	3,395,064	288,580
Ginn La CS Conduit Lender Inc Tranche A (1st Lien Credit-Linked Deposit)
7.750% due 06/08/11 § Ψ Δ	1,584,214	132,678
Green Valley Ranch Gaming LLC (2nd Lien)
3.507% due 08/16/14 § Ψ	5,500,000	398,750
Guitar Center Inc Term B
3.749% due 10/09/14 §	10,521,598	9,857,475
Knology Inc (New Term Loan)
2.479% due 06/30/12 §	4,489,547	4,444,652
KnowledgePoint360 Group LLC (2nd Lien)
7.250% due 04/13/15 §	1,000,000	650,000
KnowledgePoint360 Group LLC Term B (United Kingdom)
3.900% due 04/14/14 §	GBP 1,582,689	1,921,383
Lake at Las Vegas Joint Venture (DIP Term Loan)
9.748% due 04/30/10 § Ψ Δ	$9,696,309	2,908,893
Lake at Las Vegas Joint Venture (Mezzanine Term Loan)
20.000% due 06/29/12 § Ψ Δ	39,699	1,389
Lake at Las Vegas Joint Venture (New Term Loan)
14.350% due 06/20/12 § Ψ Δ	21,797,190	54,602
Lake at Las Vegas Joint Venture (Revolving Credit-Linked Deposit)
14.350% due 06/20/12 § Ψ	1,926,263	4,825
Las Vegas Sands LLC (Delayed Draw Term Loan)
2.050% due 05/23/14 § Δ	2,088,300	1,916,308
Las Vegas Sands LLC Term B
2.050% due 05/23/14 §	10,335,228	9,484,018
Metro-Goldwyn-Mayer Studios Inc Tranche B
20.500% due 04/09/12 § Ψ	7,870,660	3,806,527
due 04/09/12 § Ψ ¥	5,984,456	2,894,292
Metro-Goldwyn-Mayer Studios Inc Tranche B1
20.500% due 04/09/12 § Ψ	5,200,319	2,515,056
due 04/09/12 § Ψ ¥	5,000,000	2,418,175

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
MGM MIRAGE ‘D’
6.000% due 10/03/11 §	$1,499,018	$1,463,244
due 10/03/11 § ¥	1,614,245	1,575,721
Michaels Stores Inc Term B1
2.537% due 10/31/13 §	9,323,171	8,891,975
due 10/31/13 § ¥	917,397	874,967
Michaels Stores Inc Term B2
4.787% due 07/31/16 §	8,431,515	8,233,037
Nielsen Finance LLC ‘A’
2.229% due 08/09/13 §	5,661,681	5,440,507
Nielson Finance LLC ‘B’
3.979% due 05/02/16 §	12,445,894	12,253,978
Ozburn-Hessey Holding Co LLC
3.514% due 08/10/12 §	8,162,461	8,080,837
Regal Cinemas Corp
3.790% due 10/27/13 §	4,427,600	4,454,232
Sabre Inc Term B
2.248% due 09/30/14 §	28,089,139	26,237,925
The Weather Channel Holding Corp (Replacement Term Loan)
5.000% due 09/14/15 §	4,232,477	4,287,055
Univision Communications Inc (Initial Term Loan)
2.540% due 09/29/14 §	17,669,183	15,799,960
VML US Finance LLC Term B
4.800% due 05/27/13 §	10,068,188	9,793,830
VML US Finance LLC Term B (Delayed Draw Term Loan)
4.800% due 05/25/12 §	2,540,571	2,471,341
WAICCS Las Vegas 3 LLC (2nd Lien)
11.250% due 07/30/09 § Ψ Δ	4,000,000	405,000
Water PIK Technologies Inc (1st Lien)
3.498% due 06/30/13 § Δ	1,207,257	1,116,713
WideOpenWest Finance LLC (New Add-on Term Loan)
6.759% due 06/18/14 §	1,850,000	1,862,719
WideOpenWest Finance LLC Term B
2.750% due 06/18/14 §	8,712,000	8,200,170
Young Broadcasting Inc
4.750% due 11/03/12 § Ψ	2,209,924	1,936,446
Young Broadcasting Inc (Prime Term Loan)
6.500% due 04/15/10 § + Δ	4,791	4,791

		308,757,353

Consumer Staples - 1.9%

Dole Food Co Inc Term B
5.042% due 03/02/17 §	847,059	857,385
KIK Custom Products Inc (1st Lien)
2.500% due 06/02/14 §	972,285	832,519
due 06/02/14 § ¥	2,702,132	2,313,701
KIK Custom Products Inc (2nd Lien)
5.249% due 11/30/14 §	2,500,000	1,488,750
KIK Custom Products Inc (Canadian Term Loan)
2.500% due 06/02/14 §	166,677	150,071
due 06/02/14 § ¥	463,223	389,281
Pierre Foods Inc (New Term Loan)
7.000% due 03/03/16 § Δ	2,400,000	2,415,480
Rite Aid Corp Term B
1.990% due 06/04/14 §	2,992,366	2,723,054
Rite Aid Corp Tranche 3
6.000% due 06/04/14 §	4,457,453	4,377,219
Rite Aid Corp Tranche 4
9.500% due 06/10/15 §	750,000	785,936
Solvest Ltd
5.005% due 03/02/17 §	2,103,882	2,129,529

		18,462,925

Energy - 5.0%

ATP Oil & Gas Corp Tranche B1
11.250% due 07/15/14 §	5,219,813	5,295,683
ATP Oil & Gas Corp Tranche B2
12.250% due 01/15/11 §	738,814	749,553
Big West Oil LLC (Exit Term Loan)
due 02/19/15 § ¥	5,500,000	5,587,065
Coffeyville Resources LLC Term D
8.500% due 12/28/13 §	4,132,092	4,196,304
due 12/28/13 § ¥	1,421,598	1,443,690
Continental Alloys & Services Inc Term B
9.500% due 06/14/12 §	1,830,613	1,661,282
Dynegy Holdings Inc (Synthetic Letter of Credit)
4.000% due 04/02/13 §	13,414,689	13,247,005
Dynegy Holdings Inc Term B
4.000% due 04/02/13 §	1,077,121	1,063,657
Venoco Inc
4.250% due 05/08/14 §	17,233,370	16,404,101

		49,648,340

Financials - 7.3%

American General Finance Corp (Revolving Letter of Credit)
due 07/14/10 § ¥	9,750,000	9,582,446
DSW Holdings Inc
4.240% due 03/02/12 §	13,775,000	13,028,877
First Data Corp Term B1
3.000% due 09/24/14 §	12,617,466	11,195,730
HUB International Holdings Inc (Delayed Draw Term Loan)
2.790% due 06/13/14 §	2,920,222	2,734,977
HUB International Holdings Inc (Initial Term Loan)
2.790% due 06/13/14 §	12,991,618	12,167,495
HUB International Ltd Term B (Add-on Term Loan)
6.750% due 06/12/14 §	3,980,000	3,980,000
Kyle Acquisition Group LLC Term B
5.750% due 07/20/09 § Ψ	9,230,394	738,432
Kyle Acquisition Group LLC Term C
4.000% due 07/20/11 § Ψ	5,769,606	461,568
LBREP/L Suncal Master I LLC Term B
5.500% due 01/18/10 § Ψ Δ	1,558,158	7,791
Nuveen Investments Inc
3.291% due 11/13/14 §	5,000,000	4,600,000
Nuveen Investments Inc (2nd Lien)
12.500% due 07/31/15 §	3,750,000	4,026,562
due 07/31/15 § ¥	500,000	536,875
SMG H5 Property Limited Term A
due 12/24/12 § ¥	AUD 10,000,000	8,442,381
Spirit Finance Corp
3.249% due 06/29/13 §	$2,000,000	1,580,000

		73,083,134

Health Care - 9.3%

Aveta Holdings LLC MMM Facility
5.500% due 08/22/11 §	2,788,235	2,746,412
Aveta Holdings LLC Term Namm
5.500% due 08/22/11 §	746,379	735,183
Aveta Holdings LLC Term Namm (New Term Loan)
5.500% due 08/22/11 §	414,206	407,992
Aveta Holdings LLC Term PHMC
5.500% due 08/22/11 §	2,285,022	2,250,747
CCS Acquisition Inc (Exit 2nd Lien Term Loan)
8.600% due 03/31/16 § Ψ	2,336,383	2,143,629

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
CCS Acquisition Inc (Exit Term Loan)
8.000% due 03/30/15 § Ψ	$7,009,150	$6,886,483
CCS Income Trust Tranche B
3.248% due 11/14/14 §	15,157,481	13,229,980
due 11/14/14 § ¥	2,500,000	2,182,087
Community Health Systems Inc
2.502% due 07/25/14 §	9,478,709	9,243,116
Community Health Systems Inc (Delayed Draw Term Loan)
2.502% due 07/25/14 §	485,392	474,017
HCA Inc Term B
2.540% due 11/18/13 §	10,397,103	10,153,187
Health Management Associates Inc Term B
2.040% due 02/28/14 §	5,889,067	5,721,876
HealthSouth Corp Term B (Extended)
4.010% due 09/10/15 §	4,424,009	4,448,496
HealthSouth Corp Term B
2.510% due 03/11/13 §	5,375,185	5,280,152
IMS Health Inc Term B
5.250% due 02/26/16 §	3,200,000	3,228,400
LifeCare Holdings Inc
4.500% due 08/11/12 §	11,152,213	10,232,156
Medical Staffing Inc (2nd Lien)
13.250% due 07/02/14 § Ψ Δ	1,016,396	355,739
Multiplan Merger Corp (Incremental Term Loan)
6.000% due 04/12/13 §	1,800,000	1,805,994
Select Medical Corp Term B (Extended)
4.001% due 08/22/14 §	7,859,842	7,710,033
Warner Chilcott PLC Tranche A
5.500% due 10/30/14 §	1,255,932	1,260,322
Warner Chilcott PLC Tranche B1
5.750% due 04/30/15 §	578,051	580,227
Warner Chilcott PLC Tranche B2
5.750% due 04/30/15 §	962,559	966,183

		92,042,411

Industrials - 6.5%

Alpha D2 Ltd (2nd Lien) (United Kingdom)
3.822% due 06/30/14 §	2,000,000	1,813,960
Alpha D2 Ltd Term B (United Kingdom)
2.447% due 12/31/13 §	2,380,607	2,214,297
Alpha D2 Ltd Term B2 (United Kingdom)
2.447% due 12/31/13 §	1,608,032	1,495,695
AWAS Capital Inc (1st Lien)
2.063% due 03/22/13 §	3,575,923	3,373,293
AWAS Capital Inc (2nd Lien)
6.313% due 03/22/13 §	1,778,069	1,400,229
Brand Energy & Infrastructure Services Inc (2nd Lien)
6.275% due 02/06/15 §	4,000,000	3,610,000
Brand Energy & Infrastructure Services Inc (New Term Loan)
2.563% due 02/07/14 §	3,084,732	2,938,207
Delta Air Lines Inc (2nd Lien)
3.501% due 04/30/14 §	3,879,990	3,568,214
Delta Air Lines Inc (Revolving Letter of Credit)
2.251% due 04/30/12 §	7,848,547	7,510,628
Delta Air Lines Inc (Secured Term Loan)
8.750% due 09/27/13 §	8,059,500	8,195,504
Hawker Beechcraft Corp due 03/26/14 § ¥	470,786	397,332
Hawker Beechcraft Corp LC Facility due 03/26/14 § ¥	28,001	23,632
Key Safety Systems Inc (1st Lien)
2.497% due 03/08/14 §	6,061,593	5,201,635
US Airways Group Inc
2.745% due 03/21/14 §	20,883,811	17,203,039
Vangent Inc Term B
2.510% due 02/14/13 § Δ	5,491,236	5,271,587

		64,217,252

Information Technology - 5.4%

Applied Systems Inc
2.748% due 09/26/13 §	1,091,700	1,046,214
Brocade Communications Systems Inc Term B
7.000% due 10/07/13 §	5,643,538	5,703,500
CDW Corp
4.230% due 10/12/14 §	13,435,745	11,815,058
Kronos Inc (2nd Lien)
6.040% due 06/11/15 §	8,250,000	7,796,291
RedPrairie Corp Term B
6.250% due 03/24/16 §	1,800,000	1,805,994
Serena Software Inc Term B
2.252% due 03/10/13 §	2,283,535	2,186,484
SkillSoft Corp
3.790% due 05/15/13 §	1,570,564	1,566,638
SunGard Data Systems Inc (Incremental Term Loan)
6.750% due 02/28/14 §	6,578,134	6,643,916
SunGard Data Systems Inc Tranche B
3.873% due 02/26/16 §	5,656,524	5,625,187
Vertafore Inc Term B2
5.500% due 07/31/14 §	9,729,122	9,469,646

		53,658,928

Materials - 10.9%

Calumet Lubricants Co LP (Synthetic Letter of Credit)
4.104% due 01/03/15 §	552,664	514,326
Calumet Lubricants Co LP Term B
4.250% due 01/03/15 §	4,092,725	3,808,813
Consolidated Container Co LLC (2nd Lien)
5.750% due 09/28/14 §	3,000,000	2,670,000
due 09/28/14 § ¥	3,000,000	2,670,000
Custom Building Products Inc Term B
5.750% due 03/19/15 §	2,700,000	2,715,201
GenTek Inc
7.000% due 10/29/14 §	1,496,250	1,510,681
Graham Packaging Co LP Term B (New Term Loan)
2.500% due 10/07/11 §	2,412,233	2,403,187
Graham Packaging Co LP Term C
6.750% due 04/05/14 §	5,528,007	5,595,366
Lyondell Chemical Co (DIP Term Loan)
5.799% due 06/03/10 §	4,490,232	4,787,710
due 06/03/10 § ¥	4,900,000	5,224,625
Lyondell Chemical Co (Dutch Revolving Credit Loan)
3.748% due 12/20/13 § Ψ	80,323	62,998
due 12/20/13 § Ψ ¥	112,114	87,931
Lyondell Chemical Co Tranche A (Dutch Term Loan)
3.748% due 12/20/13 § Ψ	176,796	138,662
due 12/20/13 § Ψ ¥	246,769	193,542
Lyondell Chemical Co Tranche A (Dollar Term Loan)
3.748% due 12/22/14 § Ψ	573,892	450,107
due 12/20/13 § Ψ ¥	801,034	628,255
Lyondell Chemical Co Tranche B1 (German Term Loan)
3.998% due 12/22/14 § Ψ	230,600	180,861
due 12/22/14 § Ψ ¥	321,869	252,443

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
Lyondell Chemical Co Tranche B2 (German Term Loan)
3.998% due 12/22/14 § Ψ	$230,600	$180,861
due 12/22/14 § Ψ ¥	321,869	252,443
Lyondell Chemical Co Tranche B3 (German Term Loan)
3.998% due 12/22/14 § Ψ	230,600	180,861
due 12/22/14 § Ψ ¥	321,869	252,443
Lyondell Chemical Co (Primary Revolving Letter of Credit)
3.748% due 12/20/13 § Ψ	301,211	236,241
due 12/20/13 § Ψ ¥	420,428	329,744
Lyondell Chemical Co Tranche B1 (Dollar Term Loan)
7.000% due 12/22/14 § Ψ	1,000,636	784,804
due 12/22/14 § Ψ ¥	1,396,680	1,095,423
Lyondell Chemical Co Tranche B2 (Dollar Term Loan)
7.000% due 12/22/14 § Ψ	1,000,636	784,804
due 12/22/14 § Ψ ¥	1,396,680	1,095,423
Lyondell Chemical Co Tranche B3 (Dollar Term Loan)
7.000% due 12/22/14 § Ψ	1,000,636	784,804
due 12/22/14 § Ψ ¥	1,396,680	1,095,423
MacDermid Inc Term B
2.248% due 04/12/14 §	6,666,505	6,233,182
Nalco Co
5.750% due 05/13/16 §	3,955,038	4,002,004
Pertus Sechszehnte GmbH Term B2
2.624% due 06/13/15 §	3,741,591	3,124,715
Pertus Sechszehnte GmbH Term C2
2.874% due 06/13/16 §	3,741,591	3,143,423
Smurfit-Stone Container Enterprise Inc Term B (Exit Term Loan)
due 01/02/16 § ¥	10,500,000	10,539,375
Solutia Inc Term B
4.750% due 03/17/17 §	2,000,000	2,022,350
TPC Group LLC Term B
2.813% due 06/27/13 §	17,327,276	16,374,275
TPC Group LLC Term B (Incremental Term Loan)
2.813% due 06/27/13 §	6,698,561	6,330,140
United Central Industrial Supply Co LLC
2.528% due 03/31/12 §	2,356,832	2,286,127
W.R. Grace & Co
(1-Year Revolving Letter of Credit)
due 12/09/10 § ¥	3,942,857	6,880,285
W.R. Grace & Co
(5-Year Revolving Letter of Credit)
due 12/09/10 § ¥	3,942,857	6,880,286

		108,784,144

Telecommunication Services - 7.8%

Avaya Inc
3.002% due 10/24/14 §	13,931,980	12,451,777
Digicel International Finance Ltd Tranche A
2.813% due 03/30/12 §	20,067,518	19,766,505
Integra Telecom Inc Term B
10.599% due 02/28/14 §	4,724,037	4,747,657
Level 3 Financing Inc (Add-on Term Loan)
11.500% due 03/13/14 §	500,000	547,500
Level 3 Financing Inc Tranche A
2.501% due 03/13/14 §	21,500,000	20,038,645
MetroPCS Wireless Inc Term B
2.500% due 11/04/13 §	15,995,665	15,676,552
U.S. Telepacific Corp (New 1st Lien Term Loan)
9.250% due 08/17/15 §	4,500,000	4,536,562

		77,765,198

Utilities - 5.1%

Bosque Power Co LLC
5.489% due 01/16/15 § Ψ	4,957,641	3,420,772
Calpine Corp (First Priority Term Loan)
3.165% due 03/29/14 §	12,683,885	12,319,858
due 03/29/14 § ¥	2,000,000	1,942,600
Coleto Creek Power LP
3.036% due 06/28/13 §	6,732,441	6,357,983
Coleto Creek Power LP (Synthetic Letter of Credit)
3.140% due 06/28/13 §	3,347,879	3,080,048
Mach Gen LLC (Letter of Credit)
2.540% due 02/22/13 §	776,504	724,579
Texas Competitive Electric Holdings Co LLC (Delayed Draw Term Loan)
3.730% due 10/10/14 §	4,987,469	4,018,977
Texas Competitive Electric Holdings Co LLC Term B2
3.730% due 10/10/14 §	21,157,361	17,431,973
Texas Competitive Electric Holdings Co LLC Term B3
3.730% due 10/10/14 §	1,560,576	1,272,845

		50,569,635

Total Senior Loan Notes
(Cost $931,667,978)		896,989,320

SHORT-TERM INVESTMENT - 12.5%

Repurchase Agreement - 12.5%

Fixed Income Clearing Corp 0.000% due 04/01/10 (Dated 03/31/10, repurchase price of $124,339,000; collateralized by U.S. Treasury Notes: 1.125% due 12/15/12 and value $127,040,000)	124,339,000	124,339,000

Total Short-Term Investment
(Cost $124,339,000)		124,339,000

TOTAL INVESTMENTS - 104.4%
(Cost $1,077,728,996)		1,037,537,904

OTHER ASSETS & LIABILITIES, NET - (4.4%)		(44,169,944)

NET ASSETS - 100.0%		$993,367,960

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate value of $759,869 or less than 0.1% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c)	Senior Loan Notes with a total aggregate value of $40,847,700 or 4.1% of the net assets were in default as of March 31, 2010.

(d)	1.9% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

(e)	Pursuant to the terms of the following senior loan agreements, the portfolio had an unfunded loan commitment value of $1,399,998 or 0.1% of the net assets as of March 31, 2010, which could be extended at the option of the borrower:

	Unfunded		Unrealized
	Loan		Appreciation
Borrower	Commitment	Value	(Depreciation)
MGM MIRAGE ‘A2’ (Extended Revolving Letter of Credit)	$1,020,442	$1,020,440	($2)
MGM MIRAGE ‘C’ (Revolving Letter of Credit)	379,558	379,558	-

	$1,400,000	$1,399,998	($2)

(f)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of March 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$2,049,777	$-	$1,294,699	$755,078
	Corporate Bonds & Notes	14,159,807	-	-	14,159,807
	Senior Loan Notes	896,989,320	-	896,984,529	4,791
	Short-Term Investment	124,339,000	-	124,339,000	-
	Unfunded Loan Commitments	1,399,998	-	1,399,998	-

	Total	$1,038,937,902	$-	$1,024,018,226	$14,919,676

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Portfolio’s assets and liabilities for the period ended March 31, 2010:

								Change in Net
								Unrealized
					Total Change			Appreciation
					in Net			(Depreciation) on
	Value,	Net	Accrued	Total Net	Unrealized	Transfers		Level 3 Holdings
	Beginning	Purchases	Discounts	Realized	Appreciation	In and/or	Value,	Held at the End of
	of Period	(Sales)	(Premiums)	Gains (Losses)	(Depreciation)	Out of Level 3	End of Period	Period, if Applicable
Common Stocks (1)	$54,523	$301	$-	$-	$700,254	$-	$755,078	$700,254
Corporate Bonds & Notes	14,127,529	71,729	11,720	-	(51,171)	-	14,159,807	(51,171)
Senior Loan Notes	36,191	(29,307)	-	(12,560)	10,467	-	4,791	-

	$14,218,243	$42,723	$11,720	($12,560)	$659,550	$-	$14,919,676	$649,083

(1) For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.1%

Financials - 0.1%

JPMorgan Chase Capital Trust XXIX *	40,000	$982,000

Total Preferred Stocks
(Cost $1,000,000)		982,000

COMMON STOCKS - 0.0%

Consumer Discretionary - 0.0%

Tropicana Las Vegas *	20,000	340,000

Total Common Stocks
(Cost $0)		340,000

EXCHANGE-TRADED FUNDS - 0.7%

iShares S&P 500 Index Fund	26,000	3,050,840
PowerShares QQQ	26,000	1,252,680
Standard & Poor’s Depository Receipts Trust 1	30,000	3,509,700

Total Exchange-Traded Funds
(Cost $6,884,812)		7,813,220

	Principal
	Amount

CORPORATE BONDS & NOTES - 93.4%

Consumer Discretionary - 20.0%

Allison Transmission Inc
11.000% due 11/01/15 ~	$2,000,000	2,140,000
AMC Entertainment Inc
8.750% due 06/01/19	1,000,000	1,055,000
American Axle & Manufacturing Holdings Inc
9.250% due 01/15/17 ~	4,000,000	4,290,000
Ameristar Casinos Inc
9.250% due 06/01/14	2,500,000	2,631,250
ARAMARK Corp
8.500% due 02/01/15	2,000,000	2,055,000
Arcos Dorados BV (Netherlands)
7.500% due 10/01/19 ~	2,000,000	2,080,000
AutoNation Inc
6.750% due 04/15/18	1,000,000	984,880
Beazer Homes USA Inc
6.500% due 11/15/13	2,000,000	1,917,500
Belo Corp
8.000% due 11/15/16	2,000,000	2,095,000
Cablevision Systems Corp
8.625% due 09/15/17 ~	5,500,000	5,843,750
Cengage Learning Acquisitions Inc
10.500% due 01/15/15 ~	2,000,000	1,930,000
13.250% due 07/15/15 ~	2,500,000	2,437,500
Charter Communications Operating LLC
8.000% due 04/30/12 ~	5,000,000	5,337,500
Clear Channel Communications Inc
5.500% due 09/15/14	10,000,000	6,400,000
Clear Channel Worldwide Holdings Inc
9.250% due 12/15/17 ~	4,700,000	4,935,000
Columbus International Inc (Barbados)
11.500% due 11/20/14 ~	1,000,000	1,100,000
Desarrolladora Homex SAB de CV (Mexico)
9.500% due 12/11/19 ~	3,000,000	3,187,500
DISH DBS Corp
7.750% due 05/31/15	3,000,000	3,150,000
7.875% due 09/01/19	3,000,000	3,135,000
Dollar General Corp
10.625% due 07/15/15	2,500,000	2,756,250
Ford Motor Co
7.450% due 07/16/31	2,500,000	2,375,000
General Motors Corp
7.700% due 04/15/16 Ψ	4,000,000	1,440,000
8.250% due 07/15/23 Ψ	7,000,000	2,625,000
Hanesbrands Inc
8.000% due 12/15/16	2,000,000	2,080,000
Harrah’s Operating Co Inc
10.000% due 12/15/18	7,000,000	5,827,500
11.250% due 06/01/17	4,000,000	4,330,000
J.C. Penney Co Inc
6.375% due 10/15/36	1,500,000	1,404,375
7.125% due 11/15/23	3,000,000	3,041,250
Jarden Corp
8.000% due 05/01/16	2,000,000	2,105,000
K Hovnanian Enterprises Inc
10.625% due 10/15/16	3,000,000	3,210,000
Kabel Deutschland GmbH (Germany)
10.625% due 07/01/14	4,000,000	4,215,000
Lear Corp
7.875% due 03/15/18	1,000,000	1,016,250
8.125% due 03/15/20	2,000,000	2,042,500
Limited Brands Inc
8.500% due 06/15/19	2,500,000	2,800,000
Macy’s Retail Holdings Inc
5.750% due 07/15/14	2,500,000	2,562,500
5.900% due 12/01/16	5,000,000	5,012,500
MGM MIRAGE
6.750% due 09/01/12	1,500,000	1,425,000
6.750% due 04/01/13	8,000,000	7,280,000
7.500% due 06/01/16	7,000,000	5,862,500
9.000% due 03/15/20 ~	1,500,000	1,552,500
Michaels Stores Inc
10.000% due 11/01/14	1,000,000	1,060,000
11.375% due 11/01/16	2,000,000	2,170,000
Mohegan Tribal Gaming Authority
6.875% due 02/15/15	2,000,000	1,525,000
Nebraska Book Co Inc
10.000% due 12/01/11	1,750,000	1,815,625
Net Servicos de Comunicacao SA (Brazil)
7.500% due 01/27/20 ~	2,000,000	2,120,000
Nielsen Finance LLC
0.000% due 08/01/16 §	5,000,000	4,775,000
11.625% due 02/01/14	2,500,000	2,837,500
Norwegian Cruise Line (Bermuda)
11.750% due 11/15/16 ~	3,000,000	3,277,500
Pinnacle Entertainment Inc
8.625% due 08/01/17 ~	2,000,000	1,965,000
QVC Inc
7.125% due 04/15/17 ~	2,000,000	2,022,500
Reynolds Group Issuer Inc (Multi-National)
7.750% due 10/15/16 ~	2,000,000	2,065,000
Royal Caribbean Cruises Ltd (Liberia)
7.000% due 06/15/13	1,500,000	1,526,250
11.875% due 07/15/15	2,000,000	2,365,000
Scientific Games International Inc
9.250% due 06/15/19	2,000,000	2,125,000
9.250% due 06/15/19 ~	2,000,000	2,132,500
Service Corp International
8.000% due 11/15/21	2,000,000	2,035,000
Sinclair Television Group Inc
9.250% due 11/01/17 ~	3,000,000	3,172,500
Sirius XM Radio Inc
8.750% due 04/01/15 ~	2,000,000	2,002,500

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
Sonic Automotive Inc
9.000% due 03/15/18 ~	$2,500,000	$2,575,000
Standard Pacific Corp
10.750% due 09/15/16	3,000,000	3,206,250
Starwood Hotels & Resorts Worldwide Inc
7.150% due 12/01/19	1,500,000	1,526,250
7.875% due 10/15/14	3,000,000	3,262,500
Tenneco Inc
8.125% due 11/15/15	1,000,000	1,027,500
8.625% due 11/15/14	1,000,000	1,020,000
The Goodyear Tire & Rubber Co
10.500% due 05/15/16	3,000,000	3,255,000
The Interpublic Group of Cos Inc
10.000% due 07/15/17	2,500,000	2,840,625
The McClatchy Co
11.500% due 02/15/17 ~	3,500,000	3,591,875
The Neiman Marcus Group Inc
9.000% due 10/15/15	3,500,000	3,587,500
The ServiceMaster Co
10.750% due 07/15/15 ~	3,900,000	4,114,500
Toys R Us Property Co I LLC
8.500% due 12/01/17 ~	3,500,000	3,648,750
10.750% due 07/15/17 ~	5,010,000	5,611,200
Travelport LLC
9.875% due 09/01/14	1,000,000	1,050,000
11.875% due 09/01/16	1,500,000	1,651,875
TRW Automotive Inc
8.875% due 12/01/17 ~	3,000,000	3,123,750
Umbrella Acquisition Inc
9.750% due 03/15/15 ~	4,210,000	3,652,175
United Components Inc
9.375% due 06/15/13	1,500,000	1,515,000
Universal City Development Partners Ltd
8.875% due 11/15/15 ~	2,000,000	2,025,000
10.875% due 11/15/16 ~	2,000,000	2,100,000
Virgin Media Finance PLC (United Kingdom)
9.125% due 08/15/16	2,000,000	2,135,000
9.500% due 08/15/16	2,000,000	2,195,000
Virgin Media Secured Finance PLC (United Kingdom)
6.500% due 01/15/18 ~ Δ	2,000,000	2,015,000
WESCO Distribution Inc
7.500% due 10/15/17	2,000,000	1,962,500
Wynn Las Vegas LLC
7.875% due 11/01/17 ~	2,000,000	2,045,000

		227,397,130

Consumer Staples - 2.8%

Constellation Brands Inc
7.250% due 09/01/16	2,000,000	2,065,000
7.250% due 05/15/17	2,000,000	2,060,000
Del Monte Corp
7.500% due 10/15/19 ~	3,000,000	3,161,250
New Albertsons Inc
7.450% due 08/01/29	3,000,000	2,550,000
Revlon Consumer Products Corp
9.750% due 11/15/15 ~	4,000,000	4,150,000
Rite Aid Corp
9.500% due 06/15/17	4,000,000	3,380,000
10.375% due 07/15/16	3,500,000	3,718,750
Smithfield Foods Inc
7.750% due 05/15/13	2,500,000	2,537,500
Stater Brothers Holdings Inc
7.750% due 04/15/15	1,505,000	1,527,575
SUPERVALU Inc
8.000% due 05/01/16	6,000,000	6,105,000

		31,255,075

Energy - 11.1%

Antero Resources Finance Corp
9.375% due 12/01/17 ~	4,000,000	4,140,000
Arch Coal Inc
8.750% due 08/01/16 ~	4,000,000	4,250,000
Bumi Capital Pte Ltd (Indonesia)
12.000% due 11/10/16 ~	2,000,000	2,195,000
Chesapeake Energy Corp
6.875% due 01/15/16	6,000,000	5,955,000
7.000% due 08/15/14	4,500,000	4,584,375
Cie Generale de Geophysique-Veritas (France)
7.500% due 05/15/15	2,500,000	2,518,750
Cloud Peak Energy Resources LLC
8.500% due 12/15/19 ~	3,000,000	3,090,000
Complete Production Services Inc
8.000% due 12/15/16	5,500,000	5,472,500
CONSOL Energy Inc
8.000% due 04/01/17 ~	2,000,000	2,065,000
8.250% due 04/01/20 ~	2,000,000	2,065,000
Crosstex Energy LP
8.875% due 02/15/18 ~	5,500,000	5,699,375
Denbury Resources Inc
9.750% due 03/01/16	3,000,000	3,315,000
El Paso Corp
7.000% due 06/15/17	2,500,000	2,563,970
8.250% due 02/15/16	5,960,000	6,392,100
Expro Finance Luxembourg SCA (Luxembourg)
8.500% due 12/15/16 ~	2,000,000	2,030,000
Forest Oil Corp
7.250% due 06/15/19	2,500,000	2,525,000
8.500% due 02/15/14	2,000,000	2,120,000
Hilcorp Energy Co
8.000% due 02/15/20 ~	4,000,000	3,900,000
Hornbeck Offshore Services Inc
8.000% due 09/01/17	3,000,000	3,015,000
Inergy LP
8.250% due 03/01/16	4,000,000	4,140,000
International Coal Group Inc
9.125% due 04/01/18	1,000,000	1,020,000
MarkWest Energy Partners LP
8.500% due 07/15/16	2,500,000	2,553,125
Massey Energy Co
6.875% due 12/15/13	2,500,000	2,546,875
OPTI Canada Inc (Canada)
9.000% due 12/15/12 ~	2,000,000	2,070,000
P.T. Adaro Indonesia Tbk (Indonesia)
7.625% due 10/22/19 ~	2,500,000	2,609,500
Peabody Energy Corp
6.875% due 03/15/13	2,000,000	2,032,500
Petrohawk Energy Corp
9.125% due 07/15/13	2,500,000	2,621,875
Petroplus Finance Ltd (Bermuda)
6.750% due 05/01/14 ~	2,000,000	1,810,000
9.375% due 09/15/19 ~	2,000,000	1,830,000
Plains Exploration & Production Co
7.625% due 04/01/20	2,000,000	1,990,000
7.750% due 06/15/15	1,500,000	1,528,125
8.625% due 10/15/19	3,000,000	3,195,000
10.000% due 03/01/16	4,000,000	4,440,000
Range Resources Corp
7.500% due 05/15/16	3,000,000	3,105,000
Sabine Pass LNG LP
7.250% due 11/30/13	2,000,000	1,890,000
7.500% due 11/30/16	3,500,000	3,106,250
SandRidge Energy Inc
8.625% due 04/01/15	7,500,000	7,331,250

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
Southern Star Central Corp
6.750% due 03/01/16	$1,500,000	$1,524,375
TNK-BP Finance SA (Luxembourg)
7.250% due 02/02/20 ~	2,000,000	2,095,000
Venoco Inc
11.500% due 10/01/17	3,000,000	3,157,500
Western Refining Inc
11.250% due 06/15/17 ~	2,000,000	1,810,000

		126,302,445

Financials - 13.2%

American General Finance Corp
5.850% due 06/01/13	2,000,000	1,873,946
6.900% due 12/15/17	9,000,000	7,893,135
American International Group Inc
8.175% due 05/15/58 §	8,000,000	6,820,000
Arch Western Finance LLC
6.750% due 07/01/13	2,500,000	2,521,875
CB Richard Ellis Services Inc
11.625% due 06/15/17	3,000,000	3,375,000
CEDC Finance Corp International Inc
9.125% due 12/01/16 ~	1,000,000	1,060,000
Chukchansi Economic Development Authority
4.024% due 11/15/12 § ~	1,000,000	785,000
CIT Group Inc
7.000% due 05/01/14	3,709,213	3,514,479
7.000% due 05/01/15	8,209,213	7,675,614
7.000% due 05/01/16	9,848,689	9,110,037
7.000% due 05/01/17	3,988,165	3,689,053
Developers Diversified Realty Corp
7.500% due 04/01/17	3,000,000	3,037,473
First Data Corp
9.875% due 09/24/15	12,000,000	10,410,000
10.550% due 09/24/15	2,631,875	2,237,094
11.250% due 03/31/16	2,500,000	2,012,500
Ford Motor Credit Co LLC
7.000% due 10/01/13	2,000,000	2,071,062
7.500% due 08/01/12	7,000,000	7,252,203
7.800% due 06/01/12	3,000,000	3,113,031
8.000% due 06/01/14	3,000,000	3,161,049
8.125% due 01/15/20	3,000,000	3,152,235
8.700% due 10/01/14	5,000,000	5,426,595
General Motors Acceptance Corp
6.000% due 12/15/11 ~	4,000,000	4,050,000
6.875% due 08/28/12	11,500,000	11,715,625
8.300% due 02/12/15 ~	10,000,000	10,525,000
Host Hotels & Resorts LP
9.000% due 05/15/17 ~	2,500,000	2,712,500
iStar Financial Inc
5.150% due 03/01/12	4,000,000	3,540,000
Liberty Mutual Group Inc
7.800% due 03/15/37 ~	4,500,000	4,027,500
10.750% due 06/15/58 § ~	3,000,000	3,390,000
Lloyds Banking Group PLC (United Kingdom)
6.413% § ± ~	3,000,000	1,792,500
Nuveen Investments Inc
10.500% due 11/15/15	3,500,000	3,412,500
RBS Capital Trust I
4.709% § ±	1,760,000	1,073,600
RBS Capital Trust II
6.425% § ±	3,000,000	1,935,000
RBS Capital Trust III
5.512% § ±	2,000,000	1,225,000
Realogy Corp
12.375% due 04/15/15	3,500,000	2,563,750
Reckson Operating Partnership LP
7.750% due 03/15/20 ~	3,000,000	3,056,310
Ventas Realty LP
9.000% due 05/01/12	2,000,000	2,135,382
Zions Bancorp
5.650% due 05/15/14	3,000,000	2,747,451

		150,093,499

Health Care - 5.4%

Apria Healthcare Group Inc
12.375% due 11/01/14 ~	2,000,000	2,200,000
Bausch & Lomb Inc
9.875% due 11/01/15	2,000,000	2,125,000
Biomet Inc
10.375% due 10/15/17	5,000,000	5,525,000
CHS/Community Health Systems Inc
8.875% due 07/15/15	5,750,000	5,965,625
Elan Finance PLC (Ireland)
8.750% due 10/15/16 ~	1,000,000	995,000
8.875% due 12/01/13	1,560,000	1,614,600
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/11	2,000,000	2,095,000
HCA Inc
7.250% due 09/15/20 ~	1,500,000	1,524,375
8.500% due 04/15/19 ~ Δ	2,500,000	2,701,562
9.125% due 11/15/14	4,500,000	4,764,375
9.250% due 11/15/16	12,750,000	13,586,719
HealthSouth Corp
10.750% due 06/15/16	3,500,000	3,801,875
Multiplan Inc
10.375% due 04/15/16 ~	3,375,000	3,493,125
Omnicare Inc
6.875% due 12/15/15	1,000,000	986,250
Tenet Healthcare Corp
9.000% due 05/01/15 ~	2,250,000	2,435,625
9.250% due 02/01/15	3,000,000	3,161,250
10.000% due 05/01/18 ~	1,250,000	1,406,250
US Oncology Inc
9.125% due 08/15/17	2,500,000	2,625,000

		61,006,631

Industrials - 10.7%

American Airlines Pass-Through Trust
10.375% due 07/02/19	1,986,222	2,299,052
Amsted Industries Inc
8.125% due 03/15/18 ~	1,000,000	1,005,000
Ashtead Capital Inc
9.000% due 08/15/16 ~	4,000,000	4,070,000
Avis Budget Car Rental LLC
9.625% due 03/15/18 ~	2,500,000	2,625,000
Bombardier Inc (Canada)
7.750% due 03/15/20 ~	5,000,000	5,250,000
Casella Waste Systems Inc
9.750% due 02/01/13	2,000,000	2,010,000
11.000% due 07/15/14 ~	1,500,000	1,616,250
Ceridian Corp
11.250% due 11/15/15	3,000,000	2,887,500
12.250% due 11/15/15	1,000,000	965,000
Colt Defense Inc
8.750% due 11/15/17 ~	2,000,000	2,015,000
Continental Airlines Inc
8.750% due 12/01/11	4,000,000	4,010,000
9.000% due 07/08/16	1,959,572	2,116,338
Corrections Corp of America
7.750% due 06/01/17	2,725,000	2,861,250
Delta Air Lines Inc
9.500% due 09/15/14 ~	3,500,000	3,696,875
12.250% due 03/15/15 ~	1,000,000	1,071,250
FTI Consulting Inc
7.625% due 06/15/13	1,750,000	1,780,625
7.750% due 10/01/16	3,775,000	3,869,375

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
Goodman Global Group Inc
0.000% due 12/15/14 ~	$6,000,000	$3,540,000
Icahn Enterprises LP
8.000% due 01/15/18 ~	2,000,000	1,937,500
International Lease Finance Corp
5.250% due 01/10/13	5,000,000	4,769,950
5.300% due 05/01/12	4,000,000	3,886,952
8.625% due 09/15/15 ~	4,500,000	4,611,011
Iron Mountain Inc
8.375% due 08/15/21	3,000,000	3,135,000
Kansas City Southern de Mexico SA de CV (Mexico)
7.625% due 12/01/13	2,000,000	2,055,000
8.000% due 02/01/18 ~	1,000,000	1,030,000
9.375% due 05/01/12	629,000	647,870
L-3 Communications Corp
6.375% due 10/15/15	3,440,000	3,547,500
Masco Corp
7.750% due 08/01/29	5,000,000	4,786,645
McJunkin Red Man Corp
9.500% due 12/15/16 ~	2,000,000	2,052,500
Mobile Mini Inc
6.875% due 05/01/15	1,500,000	1,406,250
9.750% due 08/01/14	1,000,000	1,040,000
Navios Maritime Holdings Inc
8.875% due 11/01/17 ~	4,000,000	4,160,000
Navistar International Corp
8.250% due 11/01/21	3,000,000	3,075,000
Ply Gem Industries Inc
11.750% due 06/15/13	1,000,000	1,060,000
RailAmerica Inc
9.250% due 07/01/17	2,250,000	2,410,313
RSC Equipment Rental Inc
9.500% due 12/01/14	3,500,000	3,482,500
10.000% due 07/15/17 ~	2,500,000	2,662,500
Spirit Aerosystems Inc
7.500% due 10/01/17 ~	4,000,000	4,120,000
Terex Corp
8.000% due 11/15/17	2,000,000	1,955,000
The Hertz Corp
8.875% due 01/01/14	2,000,000	2,065,000
Trimas Corp
9.750% due 12/15/17 ~	2,500,000	2,600,000
United Air Lines Inc
9.750% due 01/15/17	2,000,000	2,105,000
9.875% due 08/01/13 ~	1,000,000	1,055,000
United Rentals North America Inc
7.000% due 02/15/14	2,000,000	1,860,000
9.250% due 12/15/19	2,500,000	2,562,500
USG Corp
9.500% due 01/15/18	2,000,000	2,032,500
9.750% due 08/01/14 ~	2,000,000	2,130,000

		121,930,006

Information Technology - 2.4%

Advanced Micro Devices Inc
8.125% due 12/15/17 ~	1,000,000	1,035,000
Alion Science & Technology Corp
10.250% due 02/01/15	4,500,000	3,465,000
Freescale Semiconductor Inc
8.875% due 12/15/14	2,000,000	1,920,000
10.125% due 12/15/16	4,500,000	4,005,000
Jabil Circuit Inc
8.250% due 03/15/18	1,750,000	1,898,750
NXP BV (Netherlands)
9.500% due 10/15/15	3,000,000	2,977,500
SunGard Data Systems Inc
9.125% due 08/15/13	2,000,000	2,060,000
10.250% due 08/15/15	4,500,000	4,753,125
Unisys Corp
12.500% due 01/15/16	3,000,000	3,337,500
Wyle Services Corp
10.500% due 04/01/18 ~	2,000,000	2,015,000

		27,466,875

Materials - 10.1%

Ball Corp
6.750% due 09/15/20	2,000,000	2,045,000
Berry Plastics Corp
8.875% due 09/15/14	3,000,000	2,943,750
10.250% due 03/01/16	3,000,000	2,835,000
Boise Paper Holdings LLC
8.000% due 04/01/20 ~	2,500,000	2,512,500
9.000% due 11/01/17 ~	2,000,000	2,110,000
Cemex Finance LLC
9.500% due 12/14/16 ~	3,000,000	3,120,000
Crown Americas LLC
7.625% due 11/15/13	1,800,000	1,863,000
7.750% due 11/15/15	2,500,000	2,612,500
Domtar Corp
7.125% due 08/15/15	2,500,000	2,612,500
10.750% due 06/01/17	2,000,000	2,440,000
Edgen Murray Corp
12.250% due 01/15/15 ~	3,000,000	2,823,750
FMG Finance Property Ltd (Australia)
10.625% due 09/01/16 ~	2,500,000	2,893,750
Georgia Gulf Corp
9.000% due 01/15/17 ~	2,500,000	2,628,125
Georgia-Pacific LLC
7.000% due 01/15/15 ~	4,000,000	4,160,000
7.125% due 01/15/17 ~	3,165,000	3,307,425
8.000% due 01/15/24	2,500,000	2,662,500
8.125% due 05/15/11	3,000,000	3,165,000
9.500% due 12/01/11	1,500,000	1,650,000
Glatfelter
7.125% due 05/01/16 ~	2,952,000	2,915,100
Graham Packaging Co LP
9.875% due 10/15/14	1,500,000	1,563,750
Hexion Finance Escrow LLC
8.875% due 02/01/18 ~	3,500,000	3,465,000
Hexion U.S. Finance Corp
9.750% due 11/15/14	2,000,000	2,050,000
Huntsman International LLC
5.500% due 06/30/16 ~	4,000,000	3,650,000
7.375% due 01/01/15	1,000,000	997,500
Momentive Performance Materials Inc
9.750% due 12/01/14	4,000,000	4,020,000
NewPage Corp
10.000% due 05/01/12	2,500,000	1,746,875
11.375% due 12/31/14	2,000,000	2,000,000
Nova Chemicals Corp (Canada)
8.375% due 11/01/16 ~	5,040,000	5,203,800
Novelis Inc (Canada)
7.250% due 02/15/15	2,000,000	1,940,000
11.500% due 02/15/15	2,000,000	2,162,500
Owens-Brockway Glass Container Inc
7.375% due 05/15/16	2,000,000	2,110,000
Rearden Group Holdings EINS GmbH (Germany)
7.875% due 03/30/20 ~	1,000,000	1,017,500
Rock-Tenn Co
8.200% due 08/15/11	1,500,000	1,578,750
9.250% due 03/15/16 ~	5,000,000	5,475,000
Ryerson Holding Corp
0.000% due 02/01/15 § ~	3,000,000	1,410,000
Ryerson Inc
12.000% due 11/01/15	3,000,000	3,165,000
Silgan Holdings Inc
7.250% due 08/15/16	2,000,000	2,085,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
Sino-Forest Corp (Canada)
10.250% due 07/28/14 ~	$2,000,000	$2,225,000
Solo Cup Co
10.500% due 11/01/13	2,000,000	2,120,000
Steel Dynamics Inc
6.750% due 04/01/15	2,000,000	2,025,000
7.625% due 03/15/20 ~	1,500,000	1,545,000
Teck Resources Ltd (Canada)
10.250% due 05/15/16	2,000,000	2,390,000
US Steel Corp
7.375% due 04/01/20	2,000,000	2,015,000
Verso Paper Holdings LLC
9.125% due 08/01/14	2,000,000	1,950,000
11.375% due 08/01/16	1,000,000	877,500
Weyerhaeuser Co
7.375% due 10/01/19	3,000,000	3,173,859

		115,261,934

Telecommunication Services - 11.3%

Axtel SAB de CV (Mexico)
9.000% due 09/22/19 ~	3,000,000	3,075,000
CC Holdings GS V LLC
7.750% due 05/01/17 ~	2,000,000	2,190,000
Cincinnati Bell Inc
8.750% due 03/15/18	2,000,000	2,027,500
Clearwire Communications LLC
12.000% due 12/01/15 ~	11,000,000	11,258,750
Cricket Communications Inc
7.750% due 05/15/16	3,000,000	3,127,500
Crown Castle International Corp
9.000% due 01/15/15	2,500,000	2,718,750
Digicel Group Ltd (Bermuda)
8.875% due 01/15/15 ~	1,500,000	1,481,250
10.500% due 04/15/18 ~	1,600,000	1,668,000
Frontier Communications Corp
6.625% due 03/15/15	2,500,000	2,468,750
Intelsat Bermuda SA (Bermuda)
11.250% due 02/04/17	8,000,000	8,500,000
11.500% due 02/04/17	8,500,000	8,755,000
Intelsat Corp
9.250% due 06/15/16	4,650,000	4,894,125
Intelsat Jackson Holdings SA (Bermuda)
9.250% due 06/15/16 Δ	1,000,000	1,015,000
Intelsat Subsidiary Holding SA (Bermuda)
8.875% due 01/15/15 ~	2,500,000	2,581,250
Level 3 Financing Inc
8.750% due 02/15/17	3,000,000	2,760,000
9.250% due 11/01/14	3,000,000	2,940,000
MetroPCS Wireless Inc
9.250% due 11/01/14	4,500,000	4,613,750
New Communications Holdings Inc
8.250% due 04/15/17 ~	2,500,000	2,556,250
8.500% due 04/15/20 ~	2,000,000	2,025,000
8.750% due 04/15/22 ~	2,000,000	2,010,000
Nextel Communications Inc
5.950% due 03/15/14	9,000,000	8,437,500
6.875% due 10/31/13	2,365,000	2,317,700
Qwest Communications International Inc
7.500% due 02/15/14	4,475,000	4,575,688
8.000% due 10/01/15 ~	6,000,000	6,420,000
Qwest Corp
7.125% due 11/15/43	7,500,000	6,806,250
7.500% due 06/15/23	2,500,000	2,512,500
Sable International Finance Ltd (Cayman)
7.750% due 02/15/17 ~	2,500,000	2,612,500
SBA Telecommunications Inc
8.000% due 08/15/16 ~	2,500,000	2,643,750
Sprint Nextel Corp
6.000% due 12/01/16	6,500,000	5,898,750
Telesat LLC (Canada)
11.000% due 11/01/15	6,000,000	6,705,000
West Corp
9.500% due 10/15/14	2,000,000	2,065,000
11.000% due 10/15/16	2,000,000	2,130,000
Windstream Corp
7.875% due 11/01/17	2,500,000	2,475,000

		128,265,513

Utilities - 6.4%

AmeriGas Partners LP
7.250% due 05/20/15	2,000,000	2,040,000
Dynegy Holdings Inc
7.500% due 06/01/15 ~	2,000,000	1,660,000
7.625% due 10/15/26	4,700,000	3,031,500
7.750% due 06/01/19	1,500,000	1,140,000
8.375% due 05/01/16	2,500,000	2,087,500
Edison Mission Energy
7.200% due 05/15/19	4,000,000	2,780,000
7.750% due 06/15/16	2,000,000	1,470,000
Energy Future Holdings Corp
10.875% due 11/01/17	8,000,000	5,980,000
Ipalco Enterprises Inc
7.250% due 04/01/16 ~	2,450,000	2,554,125
Midwest Generation LLC
8.560% due 01/02/16	1,523,196	1,559,448
Mirant Americas Generation LLC
9.125% due 05/01/31	2,000,000	1,805,000
Mirant North America LLC
7.375% due 12/31/13	1,500,000	1,503,750
North American Energy Alliance LLC
10.875% due 06/01/16 ~	1,000,000	1,070,000
NRG Energy Inc
7.250% due 02/01/14	4,000,000	4,040,000
7.375% due 02/01/16	7,500,000	7,462,500
Public Service Co of New Mexico
7.950% due 05/15/18	2,750,000	2,873,329
RRI Energy Inc
7.875% due 06/15/17	3,000,000	2,707,500
Suburban Propane Partners LP
7.375% due 03/15/20	2,000,000	2,042,500
Texas Competitive Electric Holdings Co LLC
10.250% due 11/01/15	11,500,000	8,050,000
The AES Corp
7.750% due 03/01/14	3,000,000	3,082,500
8.875% due 02/15/11	2,812,000	2,935,025
9.750% due 04/15/16 ~	2,500,000	2,718,750
Wind Acquisition Finance SA (Luxembourg)
11.750% due 07/15/17 ~	2,500,000	2,775,000
Wind Acquisition Holdings Finance SA (Luxembourg)
12.250% due 07/15/17 ~	5,000,000	4,975,000

		72,343,427

Total Corporate Bonds & Notes
(Cost $989,852,735)		1,061,322,535

CONVERTIBLE CORPORATE BONDS & NOTES - 1.6%

Energy - 0.6%

Chesapeake Energy Corp
2.250% due 12/15/38	2,500,000	1,831,250
2.500% due 05/15/37	2,000,000	1,650,000
Peabody Energy Corp
4.750% due 12/15/41	3,000,000	3,262,500

		6,743,750

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
Financials - 0.2%

ProLogis
3.250% due 03/15/15	$2,000,000	$2,020,000

Health Care - 0.1%

Omnicare Inc
3.250% due 12/15/35	1,000,000	851,250

Information Technology - 0.2%

Advanced Micro Devices Inc
5.750% due 08/15/12	1,041,000	1,042,301
6.000% due 05/01/15	2,000,000	1,927,500

		2,969,801

Telecommunication Services - 0.5%

Leap Wireless International Inc
4.500% due 07/15/14	2,500,000	2,187,500
SBA Communications Corp
1.875% due 05/01/13	3,000,000	3,187,500

		5,375,000

Total Convertible Corporate Bonds & Notes
(Cost $16,864,130)		17,959,801

SENIOR LOAN NOTES - 1.8%

Consumer Discretionary - 0.6%

Ford Motor Co
3.258% due 12/16/13 §	3,908,669	3,784,690
Newsday LLC (Fixed Rate Term Loan)
10.500% due 08/01/13	2,500,000	2,706,250

		6,490,940

Energy - 0.3%

Venoco Inc
4.250% due 05/08/14 §	3,627,942	3,440,196

Financials - 0.2%

International Lease Finance Corp Term B1
6.750% due 03/17/15 §	1,730,769	1,755,649

Industries - 0.1%

Delos Aircraft Inc Term B2
7.000% due 03/17/16 §	1,269,231	1,302,152

Utilities - 0.6%

Calpine Corp (1st Priority)
3.165% due 03/29/14 §	2,403,627	2,333,847
Texas Competitive Electric Holdings Co LLC (Delayed Draw Term Loan)
3.730% due 10/10/14 §	3,980,000	3,205,281
Texas Competitive Electric Holdings Co LLC Term B2
3.730% due 10/10/14 §	1,915,369	1,577,653

		7,116,781

Total Senior Loan Notes
(Cost $18,772,521)		20,105,718

SHORT-TERM INVESTMENT - 0.9%

Repurchase Agreement - 0.9%

State Street Bank & Trust Co 0.000% due 04/01/10 (Dated 03/31/10, repurchase priced of $10,479,000; collateralized by U.S. Treasury Bills: 0.000% due 04/08/10 and value $10,690,000)	10,479,000	10,479,000

Total Short-Term Investment
(Cost $10,479,000)		10,479,000

TOTAL INVESTMENTS - 98.5%
(Cost $1,043,853,198)		1,119,002,274

OTHER ASSETS & LIABILITIES, NET - 1.5%		17,184,054

NET ASSETS - 100.0%		$1,136,186,328

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate value of $4,065,000 or 0.4% of the net assets were in default as of March 31, 2010.

(c)	0.5% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of March 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Preferred Stocks (1)	$982,000	$982,000	$-	$-
	Common Stocks (1)	340,000	-	-	340,000
	Exchange-Traded Funds	7,813,220	7,813,220	-	-
	Corporate Bonds & Notes	1,061,322,535	-	1,061,322,535	-
	Convertible Corporate Bonds & Notes	17,959,801	-	17,959,801	-
	Senior Loan Notes	20,105,718	-	20,105,718	-
	Short-Term Investment	10,479,000	-	10,479,000	-

	Total	$1,119,002,274	$8,795,220	$1,109,867,054	$340,000

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Portfolio’s assets and liabilities for the period ended March 31, 2010:

								Change in Net
								Unrealized
					Total Change			Appreciation
					in Net			(Depreciation) on
	Value,	Net	Accrued	Total Net	Unrealized	Transfers		Level 3 Holdings
	Beginning	Purchases	Discounts	Realized	Appreciation	In and/or	Value,	Held at the End of
	of Period	(Sales)	(Premiums)	Gains (Losses)	(Depreciation)	Out of Level 3	End of Period	Period, if Applicable
Common Stocks	$340,000	$-	$-	$-	$-	$-	$340,000	$-
Corporate Bonds & Notes	2,865,300	(2,966,250)	773	10,065	90,112	-	-	-

	$3,205,300	($2,966,250)	$773	$10,065	$90,112	$-	$340,000	$-

(1) For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.1%

Financials - 0.1%

Wells Fargo & Co 7.500%	3,200	$3,126,400

Total Convertible Preferred Stocks
(Cost $3,200,000)		3,126,400

COMMON STOCKS - 0.1%

Financials - 0.1%

The Royal Bank of Scotland Group PLC * (United Kingdom)	4,282,534	2,839,950

Total Common Stocks
(Cost $2,500,000)		2,839,950

	Principal
	Amount
CORPORATE BONDS & NOTES - 31.2%

Consumer Discretionary - 1.0%

AutoZone Inc
6.950% due 06/15/16	$5,000,000	5,656,845
7.125% due 08/01/18	5,000,000	5,677,190
Centex Corp
5.700% due 05/15/14	3,500,000	3,578,750
DISH DBS Corp
7.000% due 10/01/13	9,000,000	9,405,000
Limited Brands Inc
6.900% due 07/15/17	1,000,000	1,025,000
Macy’s Retail Holdings Inc
5.875% due 01/15/13	2,000,000	2,100,000
5.900% due 12/01/16	2,000,000	2,005,000
7.450% due 07/15/17	1,000,000	1,065,000
Starwood Hotels & Resorts Worldwide Inc
6.250% due 02/15/13	3,000,000	3,165,000
6.750% due 05/15/18	3,900,000	3,929,250
7.875% due 05/01/12	5,500,000	5,981,250

		43,588,285

Consumer Staples - 0.8%

Cadbury Schweppes US Finance LLC
5.125% due 10/01/13 ~	6,200,000	6,571,448
CVS Caremark Corp
0.552% due 06/01/10 §	10,100,000	10,101,939
Reynolds American Inc
0.957% due 06/15/11 §	8,200,000	8,169,029
UST Inc
6.625% due 07/15/12	8,900,000	9,678,180

		34,520,596

Energy - 0.0%

Gaz Capital SA (Russia)
7.343% due 04/11/13 ~	1,200,000	1,306,500

Financials - 26.7%

American Express Bank FSB
0.306% due 04/26/10 §	14,525,000	14,524,477
American Express Credit Corp
0.366% due 02/24/12 §	5,550,000	5,487,263
0.390% due 06/16/11 §	3,060,000	3,042,328
0.399% due 10/04/10 §	3,495,000	3,493,700
1.647% due 05/27/10 §	7,000,000	7,013,433
American International Group Inc
4.700% due 10/01/10	1,100,000	1,110,874
5.600% due 10/18/16	800,000	745,212
8.175% due 05/15/58 §	7,900,000	6,734,750
8.250% due 08/15/18	4,900,000	5,149,238
8.625% due 05/22/38 § ~	GBP 1,400,000	1,758,023
ANZ National International Ltd (New Zealand)
0.691% due 08/19/14 § ~	$10,000,000	10,096,320
Bank of America Corp
0.350% due 08/15/11 §	500,000	496,871
0.743% due 06/11/12 §	GBP 2,500,000	3,657,890
Bank of Scotland PLC (United Kingdom)
4.880% due 04/15/11 ~ Δ	$6,300,000	6,373,238
Caelus Re Ltd (Cayman)
6.502% due 06/07/11 § ~ Δ	1,200,000	1,192,772
CIT Group Inc
7.000% due 05/01/13	106,773	104,638
7.000% due 05/01/14	160,161	151,753
7.000% due 05/01/15	160,161	149,751
7.000% due 05/01/16	266,936	246,916
7.000% due 05/01/17	373,711	345,683
Citibank NA
1.375% due 08/10/11	1,000,000	1,008,414
Citigroup Funding Inc
1.299% due 05/07/10 §	13,800,000	13,811,647
Citigroup Inc
0.340% due 05/18/11 §	10,590,000	10,525,232
5.250% due 02/27/12	6,700,000	7,020,019
5.300% due 10/17/12	48,100,000	50,549,204
6.500% due 01/18/11	5,000,000	5,198,980
Commonwealth Bank of Australia (Australia)
0.538% due 09/17/14 § ~	8,100,000	8,139,382
0.671% due 07/12/13 § ~	69,400,000	69,852,696
0.784% due 06/25/14 § ~	18,500,000	18,754,837
Countrywide Financial Corp
0.689% due 05/07/12 §	4,000,000	3,947,444
5.800% due 06/07/12	7,712,000	8,202,067
Countrywide Home Loans Inc
4.000% due 03/22/11	3,100,000	3,187,770
Dexia Credit Local (France)
0.928% due 09/23/11 § ~	7,300,000	7,355,392
Ford Motor Credit Co LLC
7.250% due 10/25/11	10,800,000	11,170,105
7.800% due 06/01/12	500,000	518,839
Foundation Re II Ltd (Cayman)
7.000% due 11/26/10 § ~ Δ	2,600,000	2,570,360
General Electric Capital Corp
0.271% due 09/21/12 §	61,500,000	61,590,405
0.271% due 12/21/12 §	42,000,000	42,033,936
0.422% due 06/01/12 §	96,100,000	96,521,495
General Motors Acceptance Corp
6.875% due 08/28/12	10,600,000	10,725,610
Genworth Financial Inc
6.515% due 05/22/18	3,000,000	2,959,956
Green Valley Ltd (Cayman)
4.292% due 01/10/11 § ~ Δ	EUR 2,100,000	2,834,567
HBOS PLC (United Kingdom)
6.750% due 05/21/18 ~	$5,800,000	5,337,114
HCP Inc
6.700% due 01/30/18	3,000,000	3,061,752
HSBC Finance Corp
0.460% due 08/09/11 §	6,600,000	6,561,872
0.500% due 05/10/10 §	8,000,000	8,002,216
0.519% due 04/24/12 §	789,000	782,680
0.601% due 07/19/12 §	7,500,000	7,401,735
6.750% due 05/15/11	450,000	473,126
ING Bank Australia Ltd (Australia)
5.028% due 06/24/14 §	AUD 2,000,000	1,850,221

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
ING Bank NV (Netherlands)
0.881% due 01/13/12 § ~	$6,500,000	$6,489,671
1.090% due 03/30/12 § ~ Δ	49,200,000	49,109,473
JPMorgan Chase & Co
0.421% due 01/17/11 §	700,000	701,119
LeasePlan Corp NV (Netherlands)
3.000% due 05/07/12 ~	9,800,000	10,131,632
Lehman Brothers Holdings Inc
2.520% due 11/24/08 § Ψ	900,000	211,500
2.851% due 12/23/08 § Ψ	3,600,000	846,000
5.259% due 06/12/13 § Ψ	EUR 4,210,000	1,300,727
6.200% due 09/26/14 Ψ	$1,900,000	451,250
6.875% due 05/02/18 Ψ	7,000,000	1,688,750
7.000% due 09/27/27 Ψ	1,700,000	403,750
Liberty Mutual Group Inc
5.750% due 03/15/14 ~	3,600,000	3,771,450
Marsh & McLennan Cos Inc
5.750% due 09/15/15	6,000,000	6,360,000
Merna Reinsurance Ltd (Bermuda)
0.940% due 07/07/10 § ~ Δ	17,900,000	17,712,050
Merrill Lynch & Co Inc
0.449% due 11/01/11 §	10,065,000	9,949,786
0.482% due 06/05/12 §	3,000,000	2,945,139
0.824% due 02/21/12 §	GBP 700,000	1,024,819
0.843% due 02/16/12 §	EUR 5,000,000	6,573,798
0.938% due 08/09/13 §	1,600,000	2,052,103
1.385% due 09/27/12 §	2,000,000	2,636,448
5.450% due 02/05/13	$9,000,000	9,528,336
Metropolitan Life Global Funding I
0.290% due 05/17/10 § ~	15,600,000	15,603,806
1.383% due 09/17/12 § ~	22,600,000	22,711,712
2.154% due 06/10/11 § ~	3,300,000	3,355,453
Morgan Stanley
0.499% due 01/09/12 §	1,000,000	989,120
0.549% due 01/09/14 §	3,200,000	3,062,326
0.988% due 03/01/13 §	EUR 600,000	774,923
2.350% due 05/14/10 §	$2,900,000	2,906,334
6.750% due 04/15/11	29,756,000	31,419,717
National Australia Bank Ltd (Australia)
0.750% due 07/08/14 § ~	125,700,000	127,181,626
Santander Holdings USA Inc
4.900% due 09/23/10	6,790,000	6,897,255
Santander US Debt SA Unipersonal (Spain)
1.089% due 03/30/12 § ~	41,700,000	41,698,999
SLM Corp
0.457% due 03/15/11 §	5,000,000	4,878,360
4.221% due 03/15/12 §	223,000	208,815
4.770% due 02/01/14 §	1,055,000	890,367
4.841% due 01/31/14 §	2,472,000	2,095,910
4.846% due 11/21/13 §	300,000	260,466
5.171% due 12/15/13 §	200,000	170,196
8.450% due 06/15/18	2,912,000	2,949,393
Svenska Handelsbanken AB (Sweden)
1.257% due 09/14/12 § ~	18,600,000	18,748,261
The Bear Stearns Cos LLC
0.439% due 02/01/12 §	8,702,000	8,674,049
0.442% due 11/28/11 §	3,000,000	3,001,095
The Goldman Sachs Group Inc
0.429% due 02/06/12 §	10,000,000	9,951,420
0.469% due 08/05/11 §	1,000,000	998,756
0.588% due 06/28/10 §	23,600,000	23,616,520
0.721% due 03/22/16 §	18,500,000	17,581,197
0.751% due 01/12/15 §	500,000	489,503
The Royal Bank of Scotland Group PLC (United Kingdom)
1.149% due 04/23/12 §	1,800,000	1,826,048
7.092% § ±	EUR 1,900,000	1,616,729
TransCapitalInvest Ltd for OJSC AK Transneft (Ireland)
7.700% due 08/07/13 ~	$7,500,000	8,343,907
UBS AG (Switzerland)
1.538% due 09/29/11 §	30,100,000	30,245,804
US Central Federal Credit Union
1.900% due 10/19/12	26,800,000	27,063,658
Vita Capital III Ltd (Cayman)
1.411% due 01/01/12 § ~ Δ	2,400,000	2,310,720
Wachovia Bank NA
0.322% due 12/02/10 §	4,900,000	4,902,435
1.150% due 05/14/10 §	30,000,000	30,036,360
Wachovia Corp
0.379% due 04/23/12 §	2,100,000	2,079,769
Wells Fargo Capital XIII
7.700% § ±	4,700,000	4,876,250
Western Corporate Federal Credit Union
1.750% due 11/02/12	25,300,000	25,388,828
Westpac Banking Corp (Australia)
0.534% due 09/10/14 § ~	2,900,000	2,907,670

		1,170,425,761

Health Care - 0.1%

Cardinal Health Inc
6.000% due 06/15/17	1,000,000	1,056,116
GlaxoSmithKline Capital Inc
0.875% due 05/13/10 §	5,000,000	5,004,185

		6,060,301

Industrials - 0.9%

Con-way Inc
7.250% due 01/15/18	7,000,000	7,423,927
International Lease Finance Corp
0.621% due 07/01/11 §	3,290,000	3,090,879
5.625% due 09/20/13	3,400,000	3,209,586
6.625% due 11/15/13	3,200,000	3,116,915
Masco Corp
6.125% due 10/03/16	5,300,000	5,289,177
PACCAR Inc
1.431% due 09/14/12 §	15,700,000	16,005,632

		38,136,116

Information Technology - 0.1%

Motorola Inc
6.000% due 11/15/17	2,000,000	2,072,920

Materials - 0.9%

Alcoa Inc
6.750% due 07/15/18	2,000,000	2,076,012
Pactiv Corp
6.400% due 01/15/18	1,500,000	1,585,686
Rexam PLC (United Kingdom)
6.750% due 06/01/13 ~	4,200,000	4,609,525
Rohm & Haas Co
6.000% due 09/15/17	5,000,000	5,318,420
Temple-Inland Inc
6.875% due 01/15/18	4,000,000	4,194,204
The Dow Chemical Co
2.499% due 08/08/11 §	11,565,000	11,771,250
4.625% due 05/27/11	EUR 2,300,000	3,189,393
4.850% due 08/15/12	$4,300,000	4,549,869
Xstrata Canada Corp (Canada)
7.350% due 06/05/12	3,700,000	4,071,491

		41,365,850

Telecommunication Services - 0.6%

Deutsche Telekom International Finance BV (Netherlands)
8.500% due 06/15/10	550,000	558,144
Embarq Corp
6.738% due 06/01/13	5,000,000	5,443,610

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
Verizon Wireless Capital LLC
2.851% due 05/20/11 §	$5,415,000	$5,574,602
3.750% due 05/20/11	12,200,000	12,583,653
Vodafone Group PLC (United Kingdom)
0.532% due 02/27/12 §	1,000,000	1,000,776

		25,160,785

Utilities - 0.1%

Indianapolis Power & Light Co
6.300% due 07/01/13 ~	500,000	551,196
Ohio Power Co
0.431% due 04/05/10 §	2,000,000	2,000,000
5.300% due 11/01/10	2,250,000	2,307,737

		4,858,933

Total Corporate Bonds & Notes
(Cost $1,354,884,388)		1,367,496,047

SENIOR LOAN NOTES - 0.3%

Consumer Discretionary - 0.1%

Ford Motor Co
3.258% due 12/16/13 §	3,889,423	3,766,055

Financials - 0.2%

DaimlerChrysler Financial Services Americas LLC
4.230% due 08/03/12 §	8,550,142	8,550,142

Total Senior Loan Notes
(Cost $11,962,120)		12,316,197

MORTGAGE-BACKED SECURITIES - 10.6%

Collateralized Mortgage Obligations - Commercial - 2.7%

Banc of America Commercial Mortgage Inc
5.414% due 09/10/47 "	2,500,000	2,505,536
5.739% due 05/10/45 " §	1,400,000	1,452,376
5.837% due 06/10/49 " §	2,900,000	2,618,248
5.889% due 07/10/44 " §	11,015,000	10,807,028
5.935% due 02/10/51 " §	2,900,000	2,818,476
Banc of America Large Loan Inc
0.740% due 08/15/29 " § ~	23,504,441	21,230,318
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/30 "	15,101	15,087
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/44 " §	900,000	901,202
Credit Suisse First Boston Mortgage Securities Corp
4.938% due 12/15/40 "	50,838	50,790
Credit Suisse Mortgage Capital Certificates
5.912% due 06/15/39 " §	4,140,000	3,737,265
GE Capital Commercial Mortgage Corp
4.229% due 12/10/37 "	3,835,996	3,884,317
4.706% due 05/10/43 "	398,612	398,608
GMAC Commercial Mortgage Securities Inc
5.238% due 11/10/45 " §	10,000,000	10,216,358
Greenwich Capital Commercial Funding Corp
5.444% due 03/10/39 "	11,815,000	11,506,965
GS Mortgage Securities Corp II
0.318% due 03/06/20 " § ~	5,268,608	5,086,092
JPMorgan Chase Commercial Mortgage Securities Corp
5.336% due 05/15/47 "	1,590,000	1,552,590
5.429% due 12/12/43 "	1,650,000	1,658,600
5.794% due 02/12/51 " §	4,000,000	3,996,326
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/40 "	420,000	407,450
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/49 "	700,000	661,098
Morgan Stanley Capital I
0.290% due 10/15/20 " § ~	5,992,285	5,517,255
6.076% due 06/11/49 " §	3,200,000	3,165,670
Morgan Stanley Dean Witter Capital I
7.416% due 03/11/16 " § ~	2,000,000	2,117,627
Wachovia Bank Commercial Mortgage Trust
0.310% due 06/15/20 " § ~	15,284,774	13,504,558
0.320% due 09/15/21 " § ~	11,579,924	10,340,530

		120,150,370

Collateralized Mortgage Obligations - Residential - 7.0%

American General Mortgage Loan Trust
5.150% due 03/25/58 " § ~ Δ	15,400,000	15,396,296
American Home Mortgage Assets
1.163% due 02/25/47 " §	6,898,058	3,286,197
American Home Mortgage Investment Trust
5.660% due 09/25/45 " §	3,531,755	2,836,257
Banc of America Funding Corp
6.030% due 01/20/47 " §	4,252,898	2,977,309
Banc of America Mortgage Securities Inc
5.196% due 11/25/34 " §	386,078	346,047
BCAP LLC Trust
0.416% due 01/25/37 " §	4,170,768	2,144,251
Bear Stearns Adjustable Rate Mortgage Trust
2.530% due 08/25/35 " §	2,112,688	1,973,497
2.560% due 08/25/35 " §	2,904,512	2,707,698
2.934% due 03/25/35 " §	2,198,784	2,083,515
3.529% due 02/25/34 " §	3,897,319	3,316,932
4.979% due 01/25/35 " §	1,650,677	1,572,479
Bear Stearns Alt-A Trust
5.158% due 09/25/35 " §	21,680,515	16,061,834
5.652% due 01/25/36 " §	5,550,729	3,129,105
Bear Stearns Structured Products Inc
5.595% due 01/26/36 " §	19,014,689	11,745,143
5.624% due 12/26/46 " §	8,686,540	5,343,905
CC Mortgage Funding Corp
0.376% due 05/25/48 " § ~	331,492	148,462
Citigroup Mortgage Loan Trust Inc
0.316% due 01/25/37 " § ~	955,710	820,712
2.510% due 08/25/35 " §	2,095,304	1,875,956
2.720% due 10/25/35 " §	1,419,339	1,178,378
2.990% due 12/25/35 " §	290,269	264,574
4.248% due 08/25/35 " §	1,983,249	1,756,851
4.511% due 08/25/35 " §	2,744,355	1,052,973
5.944% due 09/25/37 " §	389,919	265,904
Countrywide Alternative Loan Trust
0.320% due 09/20/46 " §	114,242	113,536
0.456% due 07/25/46 " §	2,681,656	1,477,501
0.526% due 12/25/35 " §	182,416	118,836
6.000% due 01/25/37 "	2,396,089	1,541,453
Countrywide Home Loan Mortgage Pass-Through Trust
0.566% due 03/25/35 " §	194,360	105,231
0.586% due 06/25/35 " § ~	1,823,585	1,609,166
3.754% due 11/19/33 " §	320,999	296,380
3.969% due 08/25/34 " §	131,197	91,187
Deutsche ALT-A Securities Inc Alternate Loan Trust
0.336% due 08/25/37 " §	844,991	812,729
0.346% due 10/25/36 " §	134,717	49,076

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
Fannie Mae
0.306% due 12/25/36 - 07/25/37 " §	$11,009,649	$10,579,746
0.396% due 08/25/34 " §	795,786	754,771
0.447% due 10/27/37 " §	24,200,000	24,162,345
0.596% due 05/25/42 " §	552,388	534,627
3.295% due 05/25/35 " §	4,464,386	4,456,314
5.950% due 02/25/44 "	1,078,960	1,159,208
First Horizon Alternative Mortgage Securities
2.333% due 09/25/34 " §	943,292	799,260
2.544% due 06/25/34 " §	1,772,233	1,453,669
First Horizon Asset Securities Inc
3.105% due 07/25/33 " §	635,954	582,049
5.338% due 08/25/35 " §	2,861,019	2,546,273
Freddie Mac
0.380% due 10/15/20 " §	13,911,625	13,824,687
0.460% due 02/15/19 " §	30,016,752	30,135,754
0.580% due 12/15/30 " §	543,691	543,298
4.500% due 02/15/17 "	1,452,307	1,491,442
5.000% due 05/15/27 "	3,215,797	3,259,653
5.500% due 05/15/16 - 03/15/17 "	5,572,995	5,700,563
Freddie Mac Structured Pass-Through Securities
1.671% due 10/25/44 - 02/25/45 " §	24,216,535	23,179,478
Greenpoint Mortgage Funding Trust
0.466% due 06/25/45 " §	1,993,586	1,191,083
0.516% due 11/25/45 " §	1,024,332	571,583
GSMPS Mortgage Loan Trust
7.000% due 06/25/43 " ~	741,488	719,838
GSR Mortgage Loan Trust
2.948% due 09/25/35 " §	3,710,125	3,425,995
5.077% due 01/25/36 " §	6,814,137	5,589,947
Harborview Mortgage Loan Trust
0.327% due 01/19/38 " §	170,276	168,272
0.437% due 09/19/46 " §	3,713,796	2,001,402
0.477% due 03/19/36 " §	6,903,507	3,845,806
Impac CMB Trust
1.046% due 07/25/33 " §	495,063	442,966
Imperial Savings Association
6.577% due 02/25/18 " §	2,641	2,638
IndyMac Index Mortgage Loan Trust
0.456% due 05/25/46 " §	1,781,724	958,237
0.486% due 07/25/35 " §	710,431	412,475
2.948% due 12/25/34 " §	2,688,330	1,945,976
MASTR Adjustable Rate Mortgages Trust
2.942% due 12/25/33 " §	4,550,733	3,798,644
3.097% due 11/21/34 " §	3,992,107	3,763,148
Mellon Residential Funding Corp
0.580% due 11/15/31 " §	1,858,632	1,752,569
0.670% due 12/15/30 " §	1,202,720	1,085,560
Merrill Lynch Mortgage Investors Inc
3.014% due 02/25/34 " §	5,690,984	5,374,564
3.360% due 02/25/33 " §	3,119,763	2,775,134
MLCC Mortgage Investors Inc
0.496% due 11/25/35 " §	1,632,230	1,188,911
1.246% due 10/25/35 " §	2,172,008	1,741,212
Provident Funding Mortgage Loan Trust
2.959% due 08/25/33 " §	3,562,783	3,273,481
Residential Accredit Loans Inc
0.546% due 08/25/35 " §	765,530	441,629
Residential Asset Securitization Trust
6.500% due 08/25/36 "	1,900,000	1,147,920
Ryland Mortgage Securities Corp
4.233% due 10/01/27 "	43,584	36,168
Securitized Asset Sales Inc
3.315% due 11/26/23 " §	22,058	19,744
Sequoia Mortgage Trust
0.587% due 10/19/26 " §	1,061,565	801,707
Structured Adjustable Rate Mortgage Loan Trust
1.871% due 01/25/35 " §	725,808	343,130
2.781% due 02/25/34 " §	1,406,142	1,218,920
5.095% due 08/25/35 " §	1,582,636	1,150,228
Structured Asset Mortgage Investments Inc
0.316% due 08/25/36 " §	179,374	178,207
0.346% due 09/25/47 " §	990,642	969,904
0.376% due 03/25/37 " §	228,104	121,433
0.466% due 05/25/36 " §	1,487,496	773,923
0.487% due 07/19/35 " §	1,337,913	709,092
0.526% due 02/25/36 " §	1,762,368	1,019,290
0.567% due 10/19/34 " §	686,642	602,928
Structured Asset Securities Corp
0.296% due 05/25/36 " §	34,743	33,263
2.557% due 01/25/32 " §	23,932	23,114
3.183% due 10/25/35 " § ~	708,263	597,435
Swan (Australia)
4.294% due 04/25/41 " §	AUD 2,000,000	1,837,697
TBW Mortgage-Backed Pass-Through Certificates
0.356% due 01/25/37 " §	$658,264	586,117
Thornburg Mortgage Securities Trust
0.366% due 10/25/46 " §	3,777,393	3,686,506
Washington Mutual Mortgage Pass-Through Certificates
0.506% due 11/25/45 " §	1,103,388	848,707
0.536% due 10/25/45 " §	6,766,781	5,227,002
0.786% due 12/25/27 " §	528,045	459,451
1.463% due 02/25/46 " §	1,054,025	803,082
1.463% due 08/25/46 " §	20,575,677	12,182,227
1.663% due 11/25/42 " §	143,692	105,601
1.963% due 11/25/46 " §	715,662	462,562
2.872% due 06/25/33 " §	1,892,098	1,801,330
3.078% due 02/27/34 " §	1,262,138	1,196,856
Wells Fargo Mortgage-Backed Securities Trust
3.096% due 09/25/34 " §	916,479	903,898
4.983% due 12/25/34 " §	1,899,426	1,871,248
5.497% due 07/25/36 " §	7,140,535	5,738,293

		307,590,560

Fannie Mae - 0.5%

1.671% due 11/01/42 - 10/01/44 " §	1,095,328	1,083,154
2.627% due 12/01/34 " §	444,639	450,383
2.640% due 01/01/25 " §	72,890	75,154
2.816% due 11/01/35 " §	624,650	634,291
2.835% due 11/01/34 " §	9,019,802	9,440,387
3.042% due 12/01/22 " §	27,881	28,891
3.078% due 08/01/17 " §	418,086	429,860
3.590% due 07/01/26 " §	25,371	26,223
3.689% due 03/01/18 " §	286,078	295,901
4.707% due 05/01/35 " §	135,855	140,377
4.799% due 03/01/35 " §	138,716	145,196
4.814% due 03/01/35 " §	855,577	894,152
4.890% due 04/01/35 " §	1,299,082	1,358,973
4.940% due 03/01/35 " §	466,089	487,532
4.991% due 08/01/24 " §	29,291	30,061
5.000% due 03/01/24 " §	5,940	6,096
5.064% due 02/01/36 " §	240,466	253,442
5.164% due 10/01/35 " §	893,270	942,923
5.218% due 09/01/35 " §	797,075	839,427
5.376% due 01/01/36 " §	1,309,396	1,383,352
5.379% due 11/01/35 " §	1,318,494	1,396,020
5.527% due 03/01/36 " §	806,860	847,085

		21,188,880

Freddie Mac - 0.4%

2.635% due 01/01/34 " §	678,919	702,006
3.430% due 08/01/35 " §	57,655	59,699
5.085% due 10/01/35 " §	550,425	580,691

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
5.758% due 03/01/36 " §	$684,770	$730,681
6.593% due 09/01/36 " §	4,248,813	4,478,878
6.700% due 07/01/36 " §	8,845,381	9,348,334

		15,900,289

Government National Mortgage Association - 0.0%

3.125% due 10/20/24 - 12/20/26 " §	72,207	73,629
3.625% due 09/20/22 - 07/20/25 " §	156,415	160,898
4.375% due 05/20/23 - 01/20/27 " §	127,905	132,910

		367,437

Total Mortgage-Backed Securities
(Cost $511,947,510)		465,197,536

ASSET-BACKED SECURITIES - 5.6%

ACE Securities Corp
0.296% due 12/25/36 " §	315,952	282,535
American Express Credit Account Master Trust
0.270% due 02/15/13 " §	16,575,000	16,572,636
0.270% due 08/15/13 " § ~	500,000	499,690
Amortizing Residential Collateral Trust
0.826% due 07/25/32 " §	125,612	114,954
ARES CLO Funds (Cayman)
0.483% due 03/12/18 " § ~	5,243,489	4,978,274
Asset-Backed Funding Certificates
0.306% due 11/25/36 " §	9,990	9,958
0.306% due 01/25/37 " §	204,952	201,033
0.596% due 06/25/34 " §	2,438,546	1,875,666
Asset-Backed Securities Corp Home Equity
0.326% due 05/25/37 " §	561,198	382,954
Bank of America Auto Trust
1.700% due 12/15/11 " ~ Δ	31,166,549	31,283,959
Bear Stearns Asset-Backed Securities Trust
0.296% due 11/25/36 " §	61,059	57,426
0.316% due 12/25/36 " §	547,077	498,219
0.356% due 11/25/36 " §	1,436,914	972,239
0.576% due 01/25/36 " §	49,236	48,519
0.906% due 10/25/32 " §	99,468	88,289
1.246% due 10/25/37 " §	2,959,659	1,955,918
Chase Issuance Trust
0.630% due 09/17/12 " §	41,000,000	41,054,743
0.680% due 09/17/12 " §	19,975,000	20,006,327
Chrysler Financial Auto Securitization Trust
1.850% due 06/15/11 "	4,000,000	4,020,090
Citigroup Mortgage Loan Trust Inc
0.286% due 12/25/36 " §	725,588	676,406
0.326% due 01/25/37 " §	1,615,856	1,104,352
Countrywide Asset-Backed Certificates
0.296% due 05/25/37 " §	949,784	934,189
0.296% due 07/25/37 " §	1,472,523	1,417,365
0.296% due 05/25/47 " §	255,570	248,519
0.326% due 10/25/47 " §	581,311	549,845
0.346% due 09/25/47 " §	2,609,842	2,439,935
0.356% due 10/25/46 " §	587,631	575,118
0.436% due 06/25/36 " §	1,257,332	1,020,368
Credit-Based Asset Servicing & Securitization LLC
0.316% due 01/25/37 " §	398,577	179,132
0.336% due 12/25/37 " § ~	3,213	3,213
Equity One Asset-Backed Securities Inc
0.546% due 04/25/34 " §	510,009	336,112
First Franklin Mortgage Loan Asset-Backed Certificates
0.296% due 11/25/36 " §	1,067,592	1,043,837
0.616% due 12/25/34 " §	37,981	37,785
Ford Credit Auto Owner Trust
1.650% due 06/15/12 " §	6,900,468	6,946,192
2.000% due 12/15/11 "	4,216,151	4,231,696
2.730% due 05/15/13 " §	22,500,000	23,066,932
Freddie Mac Structured Pass-Through Securities
0.506% due 08/25/31 " §	305,637	290,733
Fremont Home Loan Trust
0.296% due 10/25/36 " §	30,125	29,441
GSAMP Trust
0.316% due 10/25/36 " §	12,223	10,604
HFC Home Equity Loan Asset-Backed Certificates
0.550% due 01/20/35 " §	552,850	464,070
Home Equity Asset Trust
0.306% due 05/25/37 " §	720,682	695,001
Honda Auto Receivables Owner Trust
1.500% due 08/15/11 " Δ	9,300,000	9,335,287
HSI Asset Securitization Corp Trust
0.296% due 10/25/36 " §	144,896	99,082
JPMorgan Mortgage Acquisition Corp
0.296% due 07/25/36 " §	76,955	76,185
0.297% due 11/25/36 " §	9,153	9,090
0.306% due 03/25/47 " §	226,485	158,532
Lehman XS Trust
0.326% due 11/25/46 " §	398,936	397,268
Magnolia Funding Ltd (United Kingdom)
3.000% due 04/20/17 " ~ Δ	EUR 4,000,000	5,434,914
Merrill Lynch First Franklin Mortgage Loan Trust
0.306% due 07/25/37 " §	$473,965	464,274
Merrill Lynch Mortgage Investors Inc
0.316% due 07/25/37 " §	158,737	152,446
Morgan Stanley Asset-Backed Securities Capital I
0.286% due 10/25/36 " §	238,545	235,167
0.286% due 01/25/37 " §	622,436	606,903
0.296% due 09/25/36 " §	52,091	51,990
0.296% due 10/25/36 " §	44,794	44,109
0.296% due 11/25/36 " §	302,591	296,724
Morgan Stanley IXIS Real Estate Capital Trust
0.296% due 11/25/36 " §	18,433	17,913
Nationstar Home Equity Loan Trust
0.306% due 06/25/37 " §	200,067	194,192
0.366% due 04/25/37 " §	2,491,773	2,364,778
New Century Home Equity Loan Trust
0.426% due 05/25/36 " §	1,453,652	948,217
Park Place Securities Inc
0.506% due 09/25/35 " §	107,892	93,825
Popular ABS Mortgage Pass-Through Trust
0.336% due 06/25/47 " §	3,713,103	3,330,184
Renaissance Home Equity Loan Trust
1.006% due 12/25/32 " §	217,275	152,639
Residential Asset Mortgage Products Inc
0.316% due 02/25/37 " §	325,464	319,180
Residential Asset Securities Corp
0.306% due 01/25/37 " §	241,389	236,014
Securitized Asset-Backed Receivables LLC Trust
0.286% due 01/25/37 " §	565,531	537,683
0.376% due 05/25/37 " §	3,022,082	2,104,079
SLC Student Loan Trust
0.657% due 09/15/14 " §	335,827	336,112
SLM Student Loan Trust
0.229% due 04/25/14 " §	188,681	188,674
0.239% due 10/27/14 " §	309,567	309,470
0.239% due 10/25/18 " §	2,756,710	2,753,021
0.249% due 04/25/17 " §	3,964,078	3,961,926
0.289% due 04/25/19 " §	22,600,000	21,738,761

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
0.749% due 10/25/17 " §	$6,700,000	$6,699,247
1.749% due 04/25/23 " §	1,994,577	2,065,181
Small Business Administration Participation Certificates
5.290% due 12/01/27 "	6,142,640	6,601,646
Soundview Home Equity Loan Trust
0.306% due 11/25/36 " § ~	263,357	157,912
0.326% due 06/25/37 " §	1,144,545	966,401
Specialty Underwriting & Residential Finance
0.306% due 01/25/38 " §	142,035	110,599
Structured Asset Investment Loan Trust
0.296% due 07/25/36 " §	35,816	33,903
Structured Asset Securities Corp
0.296% due 10/25/36 " §	420,203	416,241
1.746% due 04/25/35 " §	2,569,860	1,933,063
Truman Capital Mortgage Loan Trust
0.586% due 01/25/34 " § ~	29,806	28,689
USAA Auto Owner Trust
4.160% due 04/16/12 "	372,865	377,497
Wells Fargo Home Equity Trust
0.476% due 10/25/35 " §	133,647	130,508

Total Asset-Backed Securities
(Cost $253,366,893)		247,673,800

U.S. GOVERNMENT AGENCY ISSUE - 0.0%

Freddie Mac
0.109% due 02/01/11 § ‡	285,000	284,883

Total U.S. Government Agency Issue
(Cost $285,103)		284,883

U.S. TREASURY OBLIGATIONS - 82.1%

U.S. Treasury Inflation Protected Securities - 81.8%

0.625% due 04/15/13 ∧	34,243,934	34,910,362
0.875% due 04/15/10 ∧	11,093,599	11,097,937
1.250% due 04/15/14 ∧	31,532,116	32,625,902
1.375% due 07/15/18 ∧	29,740,600	29,807,992
1.375% due 01/15/20 ∧	30,057,900	29,508,412
1.625% due 01/15/15 ∧	258,064,890	269,737,377
1.750% due 01/15/28 ∧ ‡	28,130,512	26,688,823
1.875% due 07/15/13 ∧	60,870,972	64,461,385
1.875% due 07/15/15 ∧	250,794,003	265,684,897
1.875% due 07/15/19 ∧	107,855,652	111,285,138
2.000% due 01/15/14 ∧	70,589,316	75,017,666
2.000% due 07/15/14 ∧ ‡	97,873,965	104,212,870
2.000% due 01/15/16 ∧ ‡	207,082,211	219,992,544
2.000% due 01/15/26 ∧	260,716,344	259,837,110
2.125% due 01/15/19 ∧	70,842,330	74,733,132
2.125% due 02/15/40 ∧	22,153,482	22,021,935
2.375% due 01/15/17 ∧	205,383,326	221,979,953
2.375% due 01/15/25 ∧ ‡	271,895,732	285,048,758
2.375% due 01/15/27 ∧	196,179,962	204,808,741
2.500% due 07/15/16 ∧	226,733,126	247,835,263
2.500% due 01/15/29 ∧	67,915,795	71,953,593
2.625% due 07/15/17 ∧	41,711,061	45,898,476
3.000% due 07/15/12 ∧	373,070,327	401,798,981
3.625% due 04/15/28 ∧	133,623,105	163,176,794
3.875% due 04/15/29 ∧	246,222,712	312,405,446

		3,586,529,487

U.S. Treasury Notes - 0.3%

2.375% due 02/28/15	14,800,000	14,701,772

Total U.S. Treasury Obligations
(Cost $3,586,440,327)		3,601,231,259

FOREIGN GOVERNMENT BONDS & NOTES - 5.8%

Australia Government Bond (Australia)
3.000% due 09/20/25	AUD 14,700,000	13,980,864
4.000% due 08/20/15	8,200,000	12,310,610
4.000% due 08/20/20	7,900,000	11,399,129
Bundesrepublik Deutschland (Germany)
3.750% due 01/04/15	EUR 41,800,000	60,644,281
4.250% due 07/04/18	7,700,000	11,414,810
Canadian Government Bond (Canada)
2.000% due 12/01/14	CAD 30,800,000	29,267,657
2.500% due 06/01/15	53,800,000	51,945,485
4.250% due 12/01/21	5,125,758	6,644,383
Export-Import Bank of Korea (South Korea)
0.512% due 10/04/11 § ~	$4,400,000	4,407,550
Government of France OAT (France)
1.300% due 07/25/19	EUR 600,966	832,614
Societe Financement de l’Economie Francaise (France)
0.451% due 07/16/12 § ~	$50,100,000	50,332,965
2.125% due 01/30/12 ~	1,800,000	1,829,200
3.375% due 05/05/14 ~	800,000	830,864

Total Foreign Government Bonds & Notes
(Cost $258,952,253)		255,840,412

MUNICIPAL BONDS - 0.2%

Buckeye Tobacco Settlement Financing Authority of OH ‘A2’
5.750% due 06/01/34	650,000	503,113
5.875% due 06/01/47	100,000	72,829
6.000% due 06/01/42	2,100,000	1,558,557
California County Tobacco Securitization Agency
5.625% due 06/01/23	435,000	437,192
Golden State Tobacco Securitization Corp of CA ‘A1’
5.125% due 06/01/47	300,000	191,499
Texas State Transportation Commission Mobility Fund
4.750% due 04/01/37	500,000	503,630
Tobacco Settlement Authority of IA ‘B’
5.300% due 06/01/25	615,000	643,973
Tobacco Settlement Finance Authority of WV ‘A’
7.467% due 06/01/47	4,415,000	3,510,366

Total Municipal Bonds
(Cost $8,674,246)		7,421,159

SHORT-TERM INVESTMENTS - 6.1%

Certificates of Deposit - 1.4%

Barclays Bank PLC
1.109% due 03/22/11	59,800,000	59,771,416

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Principal
	Amount	Value

U.S. Treasury Bills - 0.3%

0.182% due 08/19/10 ‡	$266,000	$265,814
0.183% due 09/02/10 ‡	1,340,000	1,338,882
0.185% due 09/02/10 ‡	2,650,000	2,647,790
0.208% due 08/26/10 ‡	135,000	134,895
0.209% due 08/26/10 ‡	3,830,000	3,827,028
0.212% due 08/26/10 ‡	2,020,000	2,018,432
0.219% due 08/26/10 ‡	300,000	299,767
0.229% due 08/26/10	390,000	389,698
0.230% due 08/26/10 ‡	835,000	834,352
0.254% due 08/26/10	170,000	169,868

		11,926,526

Repurchase Agreements - 4.4%

Morgan Stanley 0.030% due 04/01/10 (Dated 03/31/10, repurchase price of $193,300,161; collateralized by U.S. Treasury Notes: 1.750% due 01/31/14 and value $197,570,932)	193,300,000	193,300,000
State Street Bank & Trust Co 0.000% due 04/01/10 (Dated 03/31/10, repurchase price of $1,525,000; collateralized by Federal Home Loan Bank: 4.375% due 09/17/10 and value $1,556,263)	1,525,000	1,525,000

		194,825,000

Total Short-Term Investments
(Cost $266,551,496)		266,522,942

TOTAL INVESTMENTS - 142.1%
(Cost $6,258,764,336)		6,229,950,585

OTHER ASSETS & LIABILITIES, NET - (42.1%)		(1,846,230,130)

NET ASSETS - 100.0%		$4,383,720,455

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate value of $4,901,977 or 0.1% of the net assets were in default as of March 31, 2010.

(c)	3.4% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

(d)	Forward foreign currency contracts outstanding as of March 31, 2010 were as follows:

		Principal
Contracts		Amount		Unrealized
to Buy		Covered by		Appreciation
or to Sell	Currency	Contracts	Expiration	(Depreciation)
Sell	AUD	2,523,458	04/10	($47,302)
Sell	AUD	1,758,000	05/10	(4,605)
Buy	BRL	3,843,000	04/10	(33,503)
Sell	BRL	3,843,000	04/10	(8,654)
Buy	BRL	3,843,000	06/10	8,868
Buy	CAD	10,585,892	04/10	89,166
Sell	CAD	19,435,000	04/10	158,462
Sell	CAD	72,443,000	04/10	(1,145,230)
Sell	CHF	4,139,000	05/10	(8,697)
Buy	CNY	124,476,980	06/10	(112,466)
Sell	CNY	50,063,670	06/10	75,147
Buy	CNY	73,724,531	11/10	(287,895)
Buy	CNY	49,202,780	01/11	(162,106)
Buy	EUR	11,213,000	04/10	218,989
Buy	EUR	71,000	04/10	(997)
Sell	EUR	87,613,445	04/10	3,572,642
Sell	EUR	4,062,000	04/10	(19,291)
Sell	GBP	3,105,000	06/10	1,615
Sell	GBP	10,359,302	06/10	(102,168)
Buy	JPY	10,658,000	04/10	(3,369)
Sell	JPY	1,458,838,030	04/10	188,615
Sell	JPY	344,486,650	05/10	14,644
Buy	KRW	11,718,952,691	07/10	471,414
Buy	KRW	2,060,766,000	08/10	61,120
Buy	KRW	28,968,814,309	11/10	492,625
Buy	KRW	2,153,650,000	11/10	(11,324)
Sell	KRW	7,292,800,000	11/10	4,470
Buy	MXN	496,351,850	04/10	3,265,951
Sell	MXN	496,351,850	04/10	(334,472)
Buy	MXN	496,351,850	09/10	323,371
Sell	MYR	33,400	06/10	(455)
Sell	MYR	343,622	10/10	(3,804)
Buy	SGD	40,146,838	06/10	344,733
Sell	SGD	8,115,940	06/10	500

				$7,005,994

(e)	Open futures contracts outstanding as of March 31, 2010 were as follows:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)
3-Month Euribor (06/10)	349	EUR 349,000,000	$1,009,493
Euro-Bobl 5-Year Notes (06/10)	644	64,400,000	259,744
Euro-Bund 10-Year Notes (06/10)	267	26,700,000	164,293
Eurodollar (06/10)	440	$440,000,000	330,300
Eurodollar (06/11)	322	322,000,000	36,938
U.S. Treasury 10-Year Notes (06/10)	331	33,100,000	(321,141)
United Kingdom 90-Day LIBOR Sterling Interest Rate (12/10)	215	GBP 107,500,000	57,096

			$1,536,723

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

(f)	Transactions in written options for the period ended March 31, 2010 were as follows:

	Number of	Notional Amount
	Contracts	in $	Premium
Outstanding, December 31, 2009	436	949,000,000	$9,507,925
Call Options Written	274	377,600,000	2,110,916
Put Options Written	274	433,400,000	2,969,803
Call Options Repurchased	(218)	(110,200,000)	(982,995)
Put Options Repurchased	(218)	(75,000,000)	(442,886)

Outstanding, March 31, 2010	548	1,574,800,000	$13,162,763

(g)	Premiums received and value of written options outstanding as of March 31, 2010 were as follows:

Interest Rate Swaptions
	Pay/Receive
	Floating Rate
	Based on
	3-Month	Exercise	Expiration		Notional
Description	USD-LIBOR	Rate	Date	Counterparty	Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Receive	2.750%	04/19/10	MSC	$24,400,000	$202,520	($395)
Call - OTC 10-Year Interest Rate Swap	Receive	3.250%	04/19/10	BNP	76,600,000	735,360	(965)
Call - OTC 10-Year Interest Rate Swap	Receive	3.250%	04/19/10	BOA	15,100,000	179,435	(190)
Call - OTC 10-Year Interest Rate Swap	Receive	3.250%	04/19/10	BRC	25,600,000	369,300	(323)
Call - OTC 10-Year Interest Rate Swap	Receive	3.250%	04/19/10	DUB	94,000,000	1,052,490	(1,184)
Call - OTC 10-Year Interest Rate Swap	Receive	3.500%	04/19/10	BOA	54,100,000	162,300	(22,500)
Put - OTC 7-Year Interest Rate Swap	Pay	4.000%	04/19/10	MSC	24,400,000	104,920	(559)
Put - OTC 10-Year Interest Rate Swap	Pay	4.250%	04/19/10	BOA	81,500,000	255,162	(26,545)
Put - OTC 10-Year Interest Rate Swap	Pay	4.250%	04/19/10	BRC	25,600,000	192,570	(8,338)
Put - OTC 10-Year Interest Rate Swap	Pay	4.250%	04/19/10	DUB	94,000,000	908,603	(30,616)
Put - OTC 10-Year Interest Rate Swap	Pay	5.000%	04/19/10	BNP	76,600,000	371,510	(8)
Call - OTC 10-Year Interest Rate Swap	Receive	3.600%	05/21/10	MSC	12,100,000	43,560	(39,558)
Put - OTC 10-Year Interest Rate Swap	Pay	4.100%	05/21/10	MSC	12,100,000	91,657	(70,946)
Call - OTC 10-Year Interest Rate Swap	Receive	3.500%	06/14/10	CIT	70,100,000	678,262	(208,141)
Call - OTC 10-Year Interest Rate Swap	Receive	3.500%	06/14/10	GSC	11,500,000	117,300	(34,146)
Call - OTC 10-Year Interest Rate Swap	Receive	3.500%	06/14/10	MSC	8,400,000	24,780	(24,941)
Put - OTC 10-Year Interest Rate Swap	Pay	4.500%	06/14/10	CIT	70,100,000	686,447	(171,892)
Put - OTC 10-Year Interest Rate Swap	Pay	4.500%	06/14/10	GSC	11,500,000	108,100	(28,199)
Put - OTC 10-Year Interest Rate Swap	Pay	4.500%	06/14/10	MSC	8,400,000	25,410	(20,598)
Put - OTC 5-Year Interest Rate Swap	Pay	5.000%	06/15/10	BNP	14,000,000	128,450	(69)
Put - OTC 5-Year Interest Rate Swap	Pay	5.000%	06/15/10	BRC	40,000,000	365,400	(196)
Put - OTC 5-Year Interest Rate Swap	Pay	5.000%	06/15/10	DUB	37,000,000	434,400	(181)
Put - OTC 5-Year Interest Rate Swap	Pay	5.000%	06/15/10	RBS	48,000,000	502,800	(235)
Call - OTC 10-Year Interest Rate Swap	Receive	3.250%	08/31/10	BOA	48,000,000	186,810	(125,510)
Call - OTC 10-Year Interest Rate Swap	Receive	3.250%	08/31/10	GSC	67,800,000	198,315	(177,283)
Put - OTC 10-Year Interest Rate Swap	Pay	4.750%	08/31/10	BOA	48,000,000	426,120	(259,656)
Put - OTC 10-Year Interest Rate Swap	Pay	4.750%	08/31/10	GSC	67,800,000	286,455	(366,764)
Put - OTC 7-Year Interest Rate Swap	Pay	6.000%	08/31/10	JPM	13,700,000	104,872	(1,118)
Put - OTC 7-Year Interest Rate Swap	Pay	6.000%	08/31/10	RBS	3,000,000	23,170	(245)
Put - OTC 10-Year Interest Rate Swap	Pay	6.000%	08/31/10	RBS	1,300,000	12,838	(320)
Put - OTC 7-Year Interest Rate Swap	Pay	5.365%	09/20/10	GSC	25,000,000	803,750	(16,637)
Put - OTC 7-Year Interest Rate Swap	Pay	5.365%	09/20/10	RBS	75,000,000	1,206,125	(49,912)
Call - OTC 10-Year Interest Rate Swap	Receive	3.250%	10/29/10	BNP	24,900,000	136,950	(97,342)
Call - OTC 10-Year Interest Rate Swap	Receive	3.250%	10/29/10	CIT	8,800,000	40,040	(34,402)
Call - OTC 10-Year Interest Rate Swap	Receive	3.250%	10/29/10	MSC	27,700,000	185,590	(108,288)
Put - OTC 10-Year Interest Rate Swap	Pay	5.000%	10/29/10	BNP	24,900,000	143,175	(159,385)
Put - OTC 10-Year Interest Rate Swap	Pay	5.000%	10/29/10	CIT	8,800,000	41,800	(56,329)
Put - OTC 10-Year Interest Rate Swap	Pay	5.000%	10/29/10	MSC	27,700,000	221,600	(177,308)
Put - OTC 5-Year Interest Rate Swap	Pay	4.000%	12/01/10	RBS	19,500,000	125,775	(132,114)
Put - OTC 10-Year Interest Rate Swap	Pay	10.000%	07/10/12	MSC	8,300,000	54,780	(9,116)
Put - OTC 10-Year Interest Rate Swap	Pay	10.000%	07/10/12	RBS	14,800,000	100,640	(16,255)

						$12,039,541	($2,478,709)

Inflation Floor/Cap Options
	Strike			Expiration		Notional
Description	Index	Exercise Index		Date	Counterparty	Amount	Premium	Value
Floor - OTC U.S. CPI Urban Consumers NSA	$215.95	Maximum of [1-(Index Final/Index Initial	)] or $0	03/10/20	DUB	$9,800,000	$73,500	($68,426)
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of [1-(Index Final/Index Initial	)] or $0	03/12/20	CIT	26,500,000	227,900	(217,998)

							$301,400	($286,424)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

Options on Exchange-Traded Futures Contracts
	Exercise	Expiration		Number of
Description	Price	Date	Counterparty	Contracts	Premium	Value
Put - CBOT 10-Year U.S. Treasury Note Futures (05/10)	$114.00	04/23/10	CIT	274	$103,367	($34,250)
Call - CBOT 10-Year U.S. Treasury Note Futures (05/10)	119.00	04/23/10	CIT	274	133,689	(12,844)

					$237,056	($47,094)

Foreign Currency Options
	Exercise	Expiration		Notional
Description	Price	Date	Counterparty	Amount	Premium	Value
Put - OTC Japanese yen versus U.S. dollar Δ	JPY 88.000	04/20/10	CIT	$44,200,000	$381,446	($5,613)
Call - OTC Japanese yen versus U.S. dollar Δ	94.000	04/20/10	CIT	44,200,000	203,320	(370,308)

					$584,766	($375,921)

Total Written Options					$13,162,763	($3,188,148)

(h)	Swap agreements outstanding as of March 31, 2010 were as follows:

Asset Swap
							Upfront
							Premiums
	Counter-		Pay Floating	Expiration	Notional		Paid	Unrealized
Underlying Asset	party	Receive	Rate	Date	Amount	Value	(Received)	Depreciation
U.S. Treasury Inflation Protected Securities 0.875% due 04/15/10	BNP	Cash Flow From Underlying Asset	3-Month USD-LIBOR	4/15/10	$10,000,000	($1,482,908)	($1,457,510)	($25,398)

Total Asset Swap						($1,482,908)	($1,457,510)	($25,398)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Pay	Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	03/31/10 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)
Xstrata Canada Corp 7.350% due 06/05/12	(0.910%)	06/20/12	BOA	0.501%	$3,700,000	($34,388)	$-	($34,388)
Starwoods Hotel & Resorts Worldwide Inc 7.875% due 05/01/12	(5.000%)	06/20/12	DUB	0.936%	5,500,000	(499,216)	(167,109)	(332,107)
UST Inc 6.625% due 07/15/12	(0.340%)	09/20/12	BOA	0.131%	8,900,000	(46,737)	-	(46,737)
Starwoods Hotel & Resorts Worldwide Inc 6.250% due 02/15/13	(2.370%)	03/20/13	BOA	1.105%	3,000,000	(111,745)	-	(111,745)
Macy’s Retail Holdings Inc 5.875% due 01/15/13	(2.430%)	03/20/13	BOA	1.181%	2,000,000	(73,445)	-	(73,445)
Rexam PLC 6.750% due 06/01/13	(1.450%)	06/20/13	BRC	0.813%	4,200,000	(85,702)	-	(85,702)
Embarq Corp 7.082% due 06/01/16	(2.140%)	06/20/13	MSC	0.919%	5,000,000	(193,805)	-	(193,805)
International Lease Finance Corp 5.550% due 09/15/12	(5.000%)	09/20/13	BOA	3.488%	3,400,000	(164,790)	(109,775)	(55,015)
Cadbury Schweppes UC Finance LLC 5.125% due 10/01/13	(0.460%)	12/20/13	BOA	0.256%	6,200,000	(46,868)	-	(46,868)
International Lease Finance Corp 6.625% due 11/15/13	(1.600%)	12/20/13	DUB	3.613%	3,200,000	210,477	-	210,477
EchoStar Distribution Corp 6.625% due 10/01/14	(3.650%)	12/20/13	BOA	2.243%	3,800,000	(190,163)	-	(190,163)
EchoStar Distribution Corp 6.625% due 10/01/14	(3.650%)	12/20/13	CIT	2.243%	4,100,000	(205,176)	-	(205,176)
EchoStar Distribution Corp 6.625% due 10/01/14	(3.650%)	12/20/13	MER	2.243%	1,100,000	(55,047)	-	(55,047)
Liberty Mutual Group 5.750% due 03/15/14	(1.390%)	03/20/14	BOA	1.387%	3,600,000	(1,823)	-	(1,823)
Centex Corp 5.250% due 06/15/15	(1.000%)	06/20/14	BNP	0.965%	3,500,000	(5,872)	(46,651)	40,779
Marsh & McLennan Cos Inc 5.750% due 09/15/15	(0.600%)	09/20/15	DUB	1.081%	3,000,000	71,939	-	71,939
Marsh & McLennan Cos Inc 5.750% due 09/15/15	(0.830%)	09/20/15	BOA	1.081%	3,000,000	37,094	-	37,094
AutoZone Inc 6.950% due 06/15/16	(0.870%)	06/20/16	BOA	0.739%	5,000,000	(38,590)	-	(38,590)
Masco Corp 6.125% due 10/03/16	(1.910%)	12/20/16	CIT	1.883%	5,300,000	(11,137)	-	(11,137)
Macy’s Retail Holdings Inc 5.900% due 12/01/16	(2.111%)	12/20/16	RBS	1.910%	2,000,000	(24,399)	-	(24,399)
Cardinal Health Inc 6.000% due 06/15/17	(0.590%)	06/20/17	DUB	0.739%	1,000,000	9,424	-	9,424
Rohm & Haas Co 6.000% due 09/15/17	(1.850%)	09/20/17	CSF	0.945%	5,000,000	(300,699)	-	(300,699)
Macy’s Retail Holdings Inc 7.450% due 07/15/17	(2.110%)	09/20/17	DUB	1.934%	1,000,000	(11,596)	-	(11,596)
Limited Brands Inc 6.900% due 07/15/17	(3.113%)	09/20/17	MSC	2.119%	1,000,000	(62,807)	-	(62,807)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Pay	Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	03/31/10 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)
Motorola Inc 6.000% due 11/15/17	(2.600%)	12/20/17	DUB	1.387%	$2,000,000	($161,489)	$-	($161,489)
Temple-Inland Inc 6.625% due 01/15/18 Δ	(1.000%)	03/20/18	BOA	1.638%	4,000,000	168,798	208,974	(40,176)
Pactiv Corp 6.400% due 01/15/18	(1.170%)	03/20/18	BOA	1.545%	1,500,000	37,059	-	37,059
Health Care Properties Inc 6.700% due 01/30/18	(2.910%)	03/20/18	GSC	1.663%	3,000,000	(249,321)	-	(249,321)
Con-way Inc 7.250% due 01/15/18	(3.800%)	03/20/18	UBS	2.022%	7,000,000	(816,008)	-	(816,008)
Starwood Hotels & Resorts Worldwide Inc 6.750% due 05/15/18	(1.490%)	06/20/18	BOA	1.807%	3,900,000	81,898	-	81,898
AutoZone Inc 7.125% due 08/01/28	(1.090%)	09/20/18	GSC	0.823%	5,000,000	(98,623)	-	(98,623)

						($2,872,757)	($114,561)	($2,758,196)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	03/31/10 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)
General Electric Capital Corp 6.000% due 06/15/12	0.935%	12/20/10	BRC	0.926%	$3,000,000	$983	$-	$983
General Electric Capital Corp 6.000% due 06/15/12	1.120%	12/20/10	CIT	0.926%	1,000,000	1,726	-	1,726
American International Group Inc 6.250% due 05/01/36	1.975%	03/20/13	RBS	2.008%	8,800,000	(3,522)	-	(3,522)

						($813)	$-	($813)

Credit Default Swaps on Credit Indices - Buy Protection (1)
						Upfront
	Fixed Deal					Premiums
	Pay	Expiration	Counter-	Notional		Paid	Unrealized
Referenced Obligation	Rate	Date	party	Amount (4)	Value (5)	(Received)	Depreciation
Dow Jones CDX NA HY12	(5.000%)	06/20/14	BOA	$10,340,000	($153,249)	$497,613	($650,862)
Dow Jones CDX NA HY12	(5.000%)	06/20/14	DUB	15,604,000	(231,267)	751,647	(982,914)
Dow Jones CDX NA HY12	(5.000%)	06/20/14	GSC	1,410,000	(20,898)	67,856	(88,754)
Dow Jones CDX NA HY12	(5.000%)	06/20/14	MSC	7,520,000	(111,454)	404,200	(515,654)
Dow Jones CDX NA HY12	(5.000%)	06/20/14	UBS	9,588,000	(142,104)	581,272	(723,376)

					($658,972)	$2,302,588	($2,961,560)

Total Credit Default Swaps					($3,532,542)	$2,188,027	($5,720,569)

(1) If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2) If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3) Implied credit spreads, represented in the absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4) The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5) The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

Interest Rate Swaps
							Upfront
							Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	(Depreciation)
France CPI Excluding Tobacco Δ	BNP	Pay	2.103%	09/14/10	EUR 10,000,000	$444,400	$-	$444,400
France CPI Excluding Tobacco	BNP	Pay	2.090%	10/15/10	5,300,000	239,094	(14,359)	253,453
France CPI Excluding Tobacco	BRC	Pay	2.103%	10/15/10	1,100,000	50,629	-	50,629
France CPI Excluding Tobacco	BNP	Pay	2.040%	02/21/11	10,200,000	422,561	-	422,561
France CPI Excluding Tobacco	JPM	Pay	2.028%	10/15/11	7,400,000	305,914	-	305,914
France CPI Excluding Tobacco	UBS	Pay	2.095%	10/15/11	11,800,000	545,520	-	545,520
France CPI Excluding Tobacco	BNP	Pay	1.988%	12/15/11	14,700,000	450,914	-	450,914
BRL-CDI-Compounded	MSC	Pay	10.115%	01/02/12	BRL 21,000,000	(465,174)	(199,482)	(265,692)
BRL-CDI-Compounded	UBS	Pay	10.575%	01/02/12	76,600,000	(921,513)	(19,121)	(902,392)
BRL-CDI-Compounded	BRC	Pay	10.680%	01/02/12	92,500,000	(929,584)	(1,406,005)	476,421
BRL-CDI-Compounded Δ	HSB	Pay	11.360%	01/02/12	20,100,000	77,890	89,734	(11,844)
BRL-CDI-Compounded	HSB	Pay	14.765%	01/02/12	11,400,000	550,713	75,268	475,445
BRL-CDI-Compounded	MER	Pay	14.765%	01/02/12	11,900,000	574,867	55,086	519,781
BRL-CDI-Compounded Δ	GSC	Pay	11.890%	01/02/13	59,900,000	20,024	41,978	(21,954)
BRL-CDI-Compounded Δ	HSB	Pay	11.890%	01/02/13	22,900,000	7,655	31,758	(24,103)
BRL-CDI-Compounded Δ	MSC	Pay	11.980%	01/02/13	20,500,000	23,333	-	23,333
BRL-CDI-Compounded Δ	UBS	Pay	12.070%	01/02/13	3,800,000	9,079	6,989	2,090
BRL-CDI-Compounded Δ	BRC	Pay	12.285%	01/02/13	17,100,000	84,169	80,772	3,397

Total Interest Rate Swaps						$1,490,491	($1,257,382)	$2,747,873

Total Swap Agreements						($3,524,959)	($526,865)	($2,998,094)

(i)	As of March 31, 2009, securities with total aggregate values of $3,338,262, $6,965,451, and $4,391,589 were fully or partially segregated with broker(s)/custodian as collateral for open futures contracts, swap contracts, and delayed delivery securities, respectively. In addition, $5,000 and $990,000 in cash was segregated as collateral for futures contracts and delayed delivery securities, respectively.

(j)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of March 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$3,126,400	$3,126,400	$-	$-
	Common Stocks (1)	2,839,950	2,839,950	-	-
	Corporate Bonds & Notes	1,367,496,047	-	1,367,496,047	-
	Senior Loan Notes	12,316,197	-	12,316,197	-
	Mortgage-Backed Securities	465,197,536	-	463,323,671	1,873,865
	Asset-Backed Securities	247,673,800	-	237,260,612	10,413,188
	U.S. Government Agency Issue	284,883	-	284,883	-
	U.S. Treasury Obligations	3,601,231,259	-	3,601,231,259	-
	Foreign Government Bonds & Notes	255,840,412	-	255,840,412	-
	Municipal Bonds	7,421,159	-	7,421,159	-
	Short-Term Investments	266,522,942	-	266,522,942	-
	Investments in Other Financial Instruments (2)	15,576,356	1,857,864	13,718,492	-

		6,245,526,941	7,824,214	6,225,415,674	12,287,053

Liabilities	Investments in Other Financial Instruments (2)	(13,746,746)	(368,235)	(11,609,179)	(1,769,332)

	Total	$6,231,780,195	$7,455,979	$6,213,806,495	$10,517,721

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Portfolio’s assets and liabilities for the period ended March 31, 2010:

								Change in Net
								Unrealized
								Appreciation
					Total Change			(Depreciation) on
				Total Net	in Net			Level 3 Holdings
	Value,	Net	Accrued	Realized	Unrealized	Transfers		Held at the End of
	Beginning	Purchases	Discounts	Gains	Appreciation	In and/or	Value,	Period, if
	of Period	(Sales)	(Premiums)	(Losses)	(Depreciation)	Out of Level 3	End of Period	Applicable
Mortgage-Backed Securities	$23,028,926	$1,813,398	$9,124	($1)	$1,184,763	($24,162,345)	$1,873,865	$1,184,763
Asset-Backed Securities	-	10,350,239	3,364	-	59,585	-	10,413,188	59,585
Investments in Other Financial Instruments (2)	-	(301,400)	-	-	(95)	(1,467,837)	(1,769,332)	(95)

	$23,028,926	$11,862,237	$12,488	($1)	$1,244,253	($25,630,182)	$10,517,721	$1,244,253

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.
(2)	Investments in other financial instruments may include open futures contracts, swap contracts, purchased options, written options, and forward foreign currency contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 1.0%

Financials - 1.0%

American International Group Inc 8.500%	395,100	$4,037,922
Wells Fargo & Co 7.500%	50,000	48,850,000

		52,887,922

Total Convertible Preferred Stocks
(Cost $66,682,053)		52,887,922

PREFERRED STOCKS - 0.0%

Financials - 0.0%

DG Funding Trust ~ Δ	233	1,898,950

Total Preferred Stocks
(Cost $1,940,681)		1,898,950

	Principal
	Amount
CORPORATE BONDS & NOTES - 28.7%

Consumer Discretionary - 1.4%

Comcast Corp
7.050% due 03/15/33	$3,000,000	3,235,737
Cox Communications Inc
6.800% due 08/01/28	110,000	112,364
Daimler Finance North America LLC
5.750% due 09/08/11	8,000,000	8,435,248
6.500% due 11/15/13	6,500,000	7,212,004
General Motors Corp
8.375% due 07/05/33 Ψ	EUR 7,400,000	3,773,042
Macy’s Retail Holdings Inc
5.900% due 12/01/16	$5,000,000	5,012,500
Marks & Spencer Group PLC (United Kingdom)
6.250% due 12/01/17 ~	10,000,000	10,362,690
The Black & Decker Corp
4.750% due 11/01/14	6,000,000	6,202,530
The Home Depot Inc
5.400% due 03/01/16	5,000,000	5,407,320
Time Warner Inc
5.500% due 11/15/11	4,000,000	4,246,716
Viacom Inc
6.250% due 04/30/16	7,500,000	8,295,757
Yum! Brands Inc
6.250% due 03/15/18	7,500,000	8,235,187

		70,531,095

Consumer Staples - 1.2%

Kraft Foods Inc
6.125% due 02/01/18	20,300,000	22,248,719
6.500% due 08/11/17	5,000,000	5,606,945
6.875% due 02/01/38	2,600,000	2,821,840
Philip Morris International Inc
6.375% due 05/16/38	4,100,000	4,476,035
Reynolds American Inc
7.625% due 06/01/16	4,100,000	4,610,200
The Clorox Co
5.950% due 10/15/17	5,000,000	5,479,645
The Kroger Co
5.500% due 02/01/13	2,900,000	3,133,659
Wal-Mart Stores Inc
5.800% due 02/15/18	7,200,000	8,047,440
6.500% due 08/15/37	2,900,000	3,225,777

		59,650,260

Energy - 1.9%

Chesapeake Energy Corp
7.000% due 08/15/14	900,000	916,875
Gaz Capital SA (Russia)
5.875% due 06/01/15 ~	EUR 1,800,000	2,580,688
8.146% due 04/11/18 ~	$11,000,000	12,457,500
Nabors Industries Inc
6.150% due 02/15/18	6,000,000	6,401,346
NGPL PipeCo LLC
7.119% due 12/15/17 ~	18,800,000	21,114,468
Shell International Finance BV (Netherlands)
5.500% due 03/25/40	2,800,000	2,754,699
StatoilHydro ASA (Norway)
7.150% due 01/15/29	1,000,000	1,160,375
Suncor Energy Inc (Canada)
6.100% due 06/01/18	36,800,000	39,715,480
The Williams Cos Inc
6.375% due 10/01/10 ~ Δ	4,600,000	4,685,583
7.500% due 01/15/31	700,000	771,253
Transocean Inc (Cayman)
6.800% due 03/15/38	1,000,000	1,126,622

		93,684,889

Financials - 20.9%

Allstate Life Global Funding Trusts
5.375% due 04/30/13	12,018,000	13,101,110
American Express Bank FSB
5.500% due 04/16/13	17,800,000	19,076,687
American Express Centurion Bank
6.000% due 09/13/17	39,100,000	42,013,497
American Express Travel Related Services Co Inc
0.449% due 06/01/11 §	1,600,000	1,578,531
American General Finance Corp
5.625% due 08/17/11	10,000,000	9,784,620
American International Group Inc
5.375% due 10/18/11	6,900,000	7,089,578
5.850% due 01/16/18	22,500,000	20,935,485
BAC Capital Trust VII
5.250% due 08/10/35	GBP 3,350,000	3,647,499
Bank of America Corp
0.580% due 08/15/16 §	$2,800,000	2,455,768
2.375% due 06/22/12	19,300,000	19,784,237
4.500% due 04/01/15	5,900,000	5,955,796
7.250% due 10/15/25	840,000	868,942
Bank of China Hong Kong Ltd (Hong Kong)
5.550% due 02/11/20 ~	1,700,000	1,700,119
Barclays Bank PLC (United Kingdom)
0.453% due 03/23/17 §	1,300,000	1,205,091
5.450% due 09/12/12	23,200,000	25,023,706
10.179% due 06/12/21 ~	19,520,000	25,520,643
CCCA LLC
7.900% due 10/15/12 ~	800,000	832,551
CIT Group Inc
7.000% due 05/01/13	1,704,904	1,670,806
7.000% due 05/01/14	2,807,357	2,659,971
7.000% due 05/01/15	1,207,357	1,128,879
7.000% due 05/01/16	2,012,262	1,861,342
7.000% due 05/01/17	2,817,166	2,605,879
Citibank NA
1.875% due 05/07/12	2,000,000	2,026,972
1.875% due 06/04/12	1,000,000	1,012,629
CitiFinancial Inc
6.625% due 06/01/15	4,000,000	4,201,544

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
Citigroup Capital XXI
8.300% due 12/21/77 §	$62,050,000	$63,135,875
Citigroup Funding Inc
2.250% due 12/10/12	800,000	813,511
Citigroup Inc
0.400% due 05/18/10 §	8,900,000	8,900,276
0.524% due 06/09/16 §	20,900,000	17,910,025
2.125% due 04/30/12	2,000,000	2,037,642
5.500% due 04/11/13	10,200,000	10,725,392
5.875% due 05/29/37	6,800,000	6,144,956
8.500% due 05/22/19	6,500,000	7,599,143
CNA Financial Corp
5.850% due 12/15/14	9,000,000	9,167,337
DnB NOR Bank ASA (Norway)
0.482% due 09/01/16 §	1,300,000	1,266,368
Everest Reinsurance Holdings Inc
5.400% due 10/15/14	2,000,000	2,062,260
Ford Motor Credit Co LLC
3.001% due 01/13/12 §	10,000,000	9,725,000
7.000% due 10/01/13	700,000	724,872
7.250% due 10/25/11	5,064,000	5,237,538
7.375% due 02/01/11	3,900,000	3,998,175
7.875% due 06/15/10	1,300,000	1,312,154
8.000% due 12/15/16	500,000	527,221
9.750% due 09/15/10	2,100,000	2,150,585
12.000% due 05/15/15	3,300,000	3,946,183
General Electric Capital Corp
2.000% due 09/28/12	8,000,000	8,113,800
3.000% due 12/09/11	25,800,000	26,672,504
5.875% due 01/14/38	12,300,000	11,733,093
6.875% due 01/10/39	6,900,000	7,466,697
General Motors Acceptance Corp
5.375% due 06/06/11	EUR 1,000,000	1,364,157
6.625% due 05/15/12	$8,600,000	8,654,902
7.000% due 02/01/12	10,500,000	10,670,310
7.250% due 03/02/11	2,000,000	2,033,816
Goldman Sachs Capital II
5.793% § ±	13,500,000	11,508,750
HSBC Holdings PLC (United Kingdom)
6.500% due 09/15/37	8,500,000	8,839,600
JPMorgan Chase & Co
0.886% due 09/26/13 §	EUR 9,800,000	12,946,141
6.000% due 01/15/18	$3,300,000	3,587,961
7.900% § ±	3,615,000	3,866,980
JPMorgan Chase Bank NA
0.587% due 06/13/16 §	1,000,000	939,820
KeyBank NA
0.785% due 11/21/11 §	EUR 500,000	642,538
2.502% due 06/02/10 §	$10,700,000	10,735,941
Kimco Realty Corp
5.700% due 05/01/17	5,600,000	5,621,398
LeasePlan Corp NV (Netherlands)
3.125% due 02/10/12	EUR 10,900,000	15,206,285
Lehman Brothers Holdings Inc
5.625% due 01/24/13 Ψ	$35,100,000	8,424,000
6.750% due 12/28/17 Ψ	17,000,000	85,000
6.875% due 05/02/18 Ψ	4,300,000	1,037,375
Lloyds TSB Bank PLC (United Kingdom)
12.000% § ± ~	5,400,000	6,026,796
Marsh & McLennan Cos Inc
5.375% due 07/15/14	4,000,000	4,141,524
5.750% due 09/15/15	5,000,000	5,300,000
Merrill Lynch & Co Inc
6.050% due 08/15/12	500,000	534,297
6.875% due 04/25/18	26,100,000	28,170,878
Metropolitan Life Global Funding I
5.125% due 04/10/13 ~	9,700,000	10,421,176
Morgan Stanley
0.550% due 04/19/12 §	6,900,000	6,746,993
5.300% due 03/01/13	354,000	376,993
National Australia Bank Ltd (Australia)
5.350% due 06/12/13 ~	6,700,000	7,225,722
New York Life Global Funding
4.650% due 05/09/13 ~	1,510,000	1,617,742
Nordea Bank AB (Sweden)
4.875% due 01/27/20 ~	22,500,000	22,354,740
Nykredit Realkredit AS (Denmark)
2.365% due 10/01/38 §	DKK 34,145,788	5,900,770
2.537% due 04/01/38 §	32,290,953	5,650,536
Principal Life Income Funding Trusts
5.300% due 04/24/13	$3,800,000	4,082,028
Prudential Financial Inc
6.100% due 06/15/17	5,000,000	5,293,115
Realkredit Danmark AS (Denmark)
2.450% due 01/01/38 §	DKK 179,369,151	31,037,063
SLM Corp
0.409% due 07/26/10 §	$1,300,000	1,282,494
0.549% due 01/27/14 §	9,100,000	7,880,354
0.850% due 12/15/10 §	EUR 7,300,000	9,687,203
4.750% due 03/17/14	3,000,000	3,798,704
4.875% due 12/17/12	GBP 2,015,000	2,943,095
Temasek Financial I Ltd (Singapore)
4.300% due 10/25/19 ~	$4,000,000	3,974,224
The Bear Stearns Cos Inc
0.370% due 05/18/10 §	3,000,000	3,000,504
6.400% due 10/02/17	19,100,000	21,125,517
6.950% due 08/10/12	36,735,000	40,718,727
7.250% due 02/01/18	13,000,000	15,045,433
The Goldman Sachs Group Inc
1.015% due 01/30/17 §	EUR 1,000,000	1,226,339
6.250% due 09/01/17	$37,000,000	39,835,643
6.750% due 10/01/37	16,700,000	16,730,928
The Royal Bank of Scotland Group PLC (United Kingdom)
0.650% due 04/08/11 § ~	36,900,000	36,972,951
4.875% due 08/25/14 ~	1,100,000	1,108,059
6.990% § ± ~	3,000,000	2,145,000
7.640% § ±	16,000,000	10,160,000
TransCapitalInvest Ltd for OJSC AK Transneft (Ireland)
8.700% due 08/07/18 ~	2,800,000	3,363,875
UBS AG (Switzerland)
1.352% due 02/23/12 §	4,900,000	4,926,053
5.875% due 12/20/17	24,700,000	25,616,024
US Central Federal Credit Union
1.900% due 10/19/12	3,100,000	3,130,498
Wachovia Bank NA
0.587% due 03/15/16 §	9,300,000	8,565,049
0.629% due 11/03/14 §	21,500,000	20,332,614
5.000% due 08/15/15	6,000,000	6,229,080
Wachovia Corp
0.381% due 10/15/11 §	13,000,000	12,946,518
WEA Finance LLC
5.700% due 10/01/16 ~	7,500,000	7,714,545
Wells Fargo & Co
7.980% § ±	58,900,000	61,845,000
XL Capital Finance Europe PLC (United Kingdom)
6.500% due 01/15/12	5,000,000	5,267,310

		1,057,729,577

Health Care - 0.3%

UnitedHealth Group Inc
6.000% due 02/15/18	12,300,000	13,152,329
6.875% due 02/15/38	2,700,000	2,874,606

		16,026,935

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
Industrials - 1.0%

CSX Corp
5.600% due 05/01/17	$5,000,000	$5,283,905
Erac USA Finance Co
6.375% due 10/15/17 ~	5,000,000	5,416,410
International Lease Finance Corp
1.084% due 07/06/10 §	EUR 2,000,000	2,690,850
5.300% due 05/01/12	$10,000,000	9,717,380
5.450% due 03/24/11	7,000,000	7,009,226
5.750% due 06/15/11	8,000,000	8,042,992
6.375% due 03/25/13	4,500,000	4,400,573
Masco Corp
6.125% due 10/03/16	10,000,000	9,979,580
United Air Lines Inc
9.350% due 04/07/16 Ψ Δ	76,861	18,254
9.560% due 10/19/18 Ψ Δ	915,792	309,080
10.850% due 02/19/15 Ψ Δ	735,836	252,024

		53,120,274

Materials - 0.5%

BHP Billiton Finance USA Ltd (Australia)
5.125% due 03/29/12	3,000,000	3,213,162
Nucor Corp
5.750% due 12/01/17	5,000,000	5,410,375
Rio Tinto Alcan Inc (Canada)
5.000% due 06/01/15	2,500,000	2,622,255
Rohm & Haas Co
6.000% due 09/15/17	10,000,000	10,636,840
Sealed Air Corp
5.625% due 07/15/13 ~	2,100,000	2,220,960
Vale Overseas Ltd (Cayman)
6.250% due 01/23/17	700,000	760,683

		24,864,275

Telecommunication Services - 1.4%

AT&T Inc
6.300% due 01/15/38	6,800,000	6,923,264
BellSouth Corp
5.200% due 09/15/14	9,100,000	9,813,795
Qwest Capital Funding Inc
7.250% due 02/15/11	880,000	915,200
Qwest Corp
6.875% due 09/15/33	1,386,000	1,344,420
8.875% due 03/15/12	1,500,000	1,650,000
Sprint Capital Corp
8.750% due 03/15/32	5,000,000	4,662,500
Sprint Nextel Corp
6.000% due 12/01/16	10,000,000	9,075,000
Verizon Communications Inc
5.550% due 02/15/16	8,000,000	8,756,392
Verizon PA Inc
5.650% due 11/15/11	2,899,000	3,070,383
Verizon Wireless Capital LLC
2.851% due 05/20/11 §	23,800,000	24,501,481

		70,712,435

Utilities - 0.1%

PSEG Power LLC
7.750% due 04/15/11	1,000,000	1,067,067
Teco Finance Inc
6.750% due 05/01/15	5,600,000	6,249,258

		7,316,325

Total Corporate Bonds & Notes
(Cost $1,402,782,063)		1,453,636,065

SENIOR LOAN NOTES - 0.5%

Consumer Discretionary - 0.3%

Ford Motor Co
3.258% due 12/16/13 §	9,048,743	8,761,726
Yell Group PLC Term B1 (United Kingdom)
3.998% due 10/26/12 § Δ	5,916,029	4,506,044

		13,267,770

Financials - 0.2%

CIT Group Inc Tranche 2 (Expansion Term Loan)
9.500% due 01/18/12 §	4,500,000	4,616,249
DaimlerChrysler Financial Services Americas LLC
4.230% due 08/03/12 §	5,800,000	5,800,000

		10,416,249

Total Senior Loan Notes
(Cost $24,882,889)		23,684,019

MORTGAGE-BACKED SECURITIES - 26.4%

Collateralized Mortgage Obligations - Commercial - 3.0%

BCRR Trust
5.858% due 07/17/40 " § ~	16,400,000	16,916,367
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/44 "	900,000	868,436
5.471% due 01/12/45 " §	1,300,000	1,325,874
5.700% due 06/11/50 "	6,900,000	6,671,768
7.000% due 05/20/30 " §	977,549	1,034,548
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/46 "	2,400,000	2,350,829
Credit Suisse Mortgage Capital Certificates
0.460% due 10/15/21 " § ~	22,541,862	20,526,908
5.467% due 09/15/39 "	35,300,000	33,966,853
5.658% due 03/15/39 " §	400,000	393,282
Credit Suisse First Boston Mortgage Securities Corp
6.380% due 12/18/35 "	3,702,033	3,776,113
GMAC Commercial Mortgage Securities Inc (IO)
0.925% due 05/15/35 " § Δ	1,527,186	62,005
Greenwich Capital Commercial Funding Corp
4.799% due 08/10/42 " §	200,000	198,939
5.444% due 03/10/39 "	18,200,000	17,725,499
JPMorgan Chase Commercial Mortgage Securities Corp
5.746% due 02/12/49 " §	5,660,000	5,633,172
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/45 " §	1,600,000	1,577,485
Lehman Large Loan (IO)
0.075% due 10/12/34 " § Δ	2,221,209	21,911
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/49 "	7,600,000	7,177,630
Merrill Lynch-Floating Rate Trust
0.792% due 07/09/21 " § ~	13,600,000	11,886,823
Morgan Stanley Capital I
5.731% due 07/12/44 " §	6,300,000	6,510,038
5.809% due 12/12/49 "	300,000	295,506
Morgan Stanley Reremic Trust
5.805% due 08/12/45 " § ~	700,000	707,414

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
Mortgage Capital Funding Inc (IO)
1.988% due 11/20/27 " § Δ	$2,902	$-
Wachovia Bank Commercial Mortgage Trust
5.342% due 12/15/43 "	16,200,000	14,088,448

		153,715,848

Collateralized Mortgage Obligations - Residential - 5.3%

Adjustable Rate Mortgage Trust
3.107% due 05/25/35 " §	1,289,700	1,234,698
4.845% due 09/25/35 " §	1,513,412	992,027
Banc of America Funding Corp
3.007% due 05/25/35 " §	9,295,408	8,554,098
4.457% due 02/20/36 " §	6,457,230	5,872,146
6.030% due 01/20/47 " §	850,580	595,462
Banc of America Funding Corp (IO)
4.604% due 01/25/36 " § Δ	17,572,358	1,879,467
Banc of America Mortgage Securities Inc
5.000% due 05/25/34 "	2,646,681	2,670,535
BCAP LLC Trust
0.416% due 01/25/37 " §	5,158,416	2,652,015
Bear Stearns Adjustable Rate Mortgage Trust
2.530% due 08/25/35 " §	78,753	73,565
2.560% due 08/25/35 " §	2,623,540	2,445,764
2.810% due 03/25/35 " §	10,861,988	10,170,484
2.918% due 04/25/33 " §	30,235	27,166
3.529% due 02/25/34 " §	1,205,646	1,026,101
4.244% due 08/25/33 " §	9,216,374	8,760,774
4.625% due 10/25/35 " §	1,805,063	1,591,619
4.979% due 01/25/35 " §	830,738	791,384
Bear Stearns Alt-A Trust
1.086% due 11/25/34 " §	1,478,213	767,753
3.478% due 05/25/35 " §	5,552,386	3,953,141
5.158% due 09/25/35 " §	9,062,455	6,713,846
5.599% due 11/25/36 " §	6,382,003	4,223,051
5.652% due 01/25/36 " §	5,700,749	3,213,676
Bear Stearns Structured Products Inc
5.595% due 01/26/36 " §	3,075,906	1,899,950
5.624% due 12/26/46 " §	2,171,635	1,335,976
Citigroup Mortgage Loan Trust Inc
2.720% due 10/25/35 " §	292,647	242,965
4.248% due 08/25/35 " §	3,152,858	2,792,942
4.511% due 08/25/35 " §	3,150,926	1,573,890
Countrywide Alternative Loan Trust
0.526% due 02/25/37 " §	389,315	214,768
Countrywide Alternative Loan Trust (IO)
4.754% due 05/25/35 " § Δ	15,101,072	1,658,865
Countrywide Home Loan Mortgage Pass-Through Trust
0.566% due 03/25/35 " §	3,083,651	1,825,868
0.586% due 06/25/35 " § ~	12,433,533	10,971,583
3.328% due 05/20/34 " §	4,293,617	3,400,469
3.969% due 08/25/34 " §	631,387	438,837
5.250% due 02/20/36 " §	3,743,011	2,804,916
5.750% due 05/25/33 "	90,734	90,389
Credit Suisse First Boston Mortgage Securities Corp
0.837% due 03/25/32 " § ~	619,398	513,190
Downey Savings & Loan Association Mortgage Loan Trust
2.528% due 07/19/44 " §	2,436,382	1,626,418
Fannie Mae
0.306% due 07/25/37 " §	2,069,712	1,982,848
0.636% due 04/18/28 " §	316,292	317,789
0.686% due 10/18/30 " §	2,604	2,620
0.746% due 03/25/17 " §	109,907	109,471
5.000% due 03/25/21 "	178,107	186,910
5.500% due 03/25/28 "	4,106,598	4,238,757
6.500% due 10/25/42 "	2,502,946	2,745,917
First Horizon Alternative Mortgage Securities
2.389% due 03/25/35 " §	2,197,310	1,515,421
2.544% due 06/25/34 " §	11,593,935	9,509,890
5.387% due 09/25/35 " §	239,840	173,157
First Horizon Asset Securities Inc
5.338% due 08/25/35 " §	520,185	462,959
Freddie Mac
0.580% due 12/15/29 " §	49,133	49,188
3.500% due 07/15/32 "	244,008	249,540
5.000% due 12/15/23 - 04/15/30 "	19,932,815	20,296,548
5.500% due 03/15/17 "	864,356	897,091
7.000% due 09/15/21 "	84,951	94,368
7.500% due 01/15/23 - 09/20/26 "	2,329,333	2,562,906
Freddie Mac Structured Pass-Through Securities
1.671% due 10/25/44 " §	3,911,880	3,747,613
1.871% due 07/25/44 " §	20,783,184	19,947,229
GMAC Mortgage Corp Loan Trust
5.500% due 09/25/34 "	1,718,203	1,707,486
Government National Mortgage Association
7.000% due 02/16/29 "	334,371	354,768
Greenpoint Mortgage Funding Trust
0.516% due 11/25/45 " §	115,962	64,708
Greenpoint Mortgage Pass-Through Certificates
3.051% due 10/25/33 " §	1,751,724	1,303,434
GSR Mortgage Loan Trust
2.948% due 09/25/35 " §	292,905	270,473
Harborview Mortgage Loan Trust
0.607% due 02/19/34 " §	81,025	66,187
4.154% due 07/19/35 " §	3,064,168	2,435,294
Imperial Savings Association
6.577% due 02/25/18 " §	2,641	2,638
IndyMac ARM Trust
2.463% due 01/25/32 " §	49,293	35,788
IndyMac Index Mortgage Loan Trust
2.948% due 12/25/34 " §	336,041	243,247
JPMorgan Mortgage Trust
5.017% due 02/25/35 " §	2,038,372	2,019,338
5.750% due 01/25/36 "	732,999	630,716
MASTR Alternative Loans Trust
0.646% due 03/25/36 " §	1,339,199	512,481
MASTR Asset Securitization Trust
5.500% due 09/25/33 "	177,730	181,957
Merrill Lynch Mortgage Investors Inc
0.456% due 02/25/36 " §	1,417,520	1,023,282
MLCC Mortgage Investors Inc
0.496% due 11/25/35 " §	313,256	228,175
1.246% due 10/25/35 " §	579,202	464,323
2.380% due 12/25/34 " §	836,768	776,116
4.250% due 10/25/35 " §	2,443,695	2,168,561
Provident Funding Mortgage Loan Trust
2.846% due 04/25/34 " §	19,909	19,116
Residential Accredit Loans Inc
0.426% due 06/25/46 " §	3,243,151	1,207,478
0.456% due 04/25/46 " §	317,565	126,850
6.000% due 06/25/36 "	14,038,877	7,605,605
Residential Asset Securitization Trust
0.646% due 01/25/46 " §	3,173,361	1,430,242
5.500% due 01/25/34 "	1,143,941	1,118,397
Residential Asset Securitization Trust (IO)
4.704% due 11/25/35 " § Δ	12,193,287	1,326,661
Residential Funding Mortgage Securities I Inc
5.169% due 09/25/35 " §	1,754,360	1,258,690
Sequoia Mortgage Trust
0.590% due 07/20/33 " §	2,432,554	1,951,723
Structured Adjustable Rate Mortgage Loan Trust
2.813% due 01/25/35 " §	1,325,827	1,115,267
5.095% due 08/25/35 " §	406,964	295,773

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
Structured Asset Mortgage Investments Inc
0.456% due 05/25/46 " §	$2,422,313	$1,163,777
0.466% due 05/25/36 " §	1,960,790	1,020,171
0.476% due 05/25/45 " §	661,925	419,498
0.487% due 07/19/35 " §	1,861,003	1,558,500
0.526% due 02/25/36 " §	2,584,807	1,494,959
0.817% due 07/19/34 " §	63,970	52,611
0.897% due 09/19/32 " §	277,814	233,253
1.077% due 10/19/33 " §	7,573	6,235
SunTrust Alternative Loan Trust (IO)
4.854% due 12/25/35 " § Δ	28,775,988	2,721,512
Thornburg Mortgage Securities Trust
0.366% due 10/25/46 " §	755,479	737,301
Union Planters Mortgage Finance Corp
6.800% due 01/25/28 "	7,676	7,648
Washington Mutual Alternative Mortgage Pass-Through Certificates (IO)
4.604% due 11/25/35 " § Δ	42,798,609	5,467,450
4.704% due 11/25/35 " § Δ	13,919,945	1,430,288
Washington Mutual Mortgage Pass-Through Certificates
0.516% due 12/25/45 " §	171,214	130,807
0.536% due 10/25/45 " §	179,332	138,525
0.556% due 01/25/45 " §	2,306,123	1,785,428
0.566% due 01/25/45 " §	128,206	99,194
0.786% due 12/25/27 " §	7,152,612	6,223,467
1.871% due 08/25/42 " §	122,920	87,608
3.078% due 02/27/34 " §	2,448,548	2,321,901
Washington Mutual MSC Mortgage Pass-Through Certificates
3.629% due 02/25/33 " §	87,022	69,285
3.667% due 02/25/33 " §	21,183	16,954
Wells Fargo Mortgage-Backed Securities Trust
3.221% due 05/25/35 " §	421,789	365,185
4.932% due 01/25/35 " §	3,385,422	3,297,966
4.940% due 03/25/36 " §	20,990,272	18,499,478
4.983% due 12/25/34 " §	1,973,913	1,944,630
5.132% due 04/25/36 " §	9,420,412	8,557,045
5.394% due 08/25/36 " §	4,700,986	4,620,524
5.743% due 04/25/36 " §	2,645,069	815,555

		265,921,549

Fannie Mae - 14.5%

1.671% due 08/01/42 - 10/01/44 " §	3,954,191	3,931,124
2.070% due 02/01/33 " §	846,493	859,643
2.183% due 09/01/33 " §	128,692	130,864
2.300% due 02/01/33 " §	27,581	28,196
2.404% due 01/01/34 " §	38,887	39,978
2.509% due 03/01/33 " §	1,092,510	1,111,151
2.563% due 03/01/34 " §	55,057	56,392
2.590% due 12/01/34 " §	6,483,202	6,573,377
2.640% due 01/01/25 " §	97,862	100,903
2.719% due 03/01/33 " §	54,999	55,733
2.745% due 01/01/23 " §	179,204	185,239
2.763% due 11/01/34 " §	56,701	57,350
2.835% due 11/01/34 " §	15,102,925	15,807,159
2.983% due 06/01/34 " §	47,008	47,530
3.042% due 12/01/22 " §	42,351	43,885
3.063% due 07/01/33 " §	119,202	121,346
3.129% due 04/01/27 " §	45,943	47,478
3.200% due 11/01/23 " §	109	110
4.008% due 05/01/36 " §	140,352	142,670
4.063% due 05/01/36 " §	131,485	134,889
4.173% due 05/01/36 " §	4,153,433	4,295,304
4.380% due 04/01/35 " §	3,378,589	3,510,352
4.592% due 07/01/33 " §	122,832	128,195
4.712% due 07/01/35 " §	11,133,772	11,483,470
4.733% due 09/01/35 " §	965,938	1,010,980
4.745% due 04/01/34 " §	1,223,092	1,278,984
4.763% due 08/01/35 " §	1,863,390	1,938,817
4.912% due 09/01/34 " §	2,007,896	2,093,543
5.062% due 09/01/35 " §	1,778,254	1,877,014
5.080% due 12/01/34 " §	90,548	95,580
5.205% due 08/01/34 " §	77,864	82,090
5.376% due 01/01/36 " §	1,138,605	1,202,915
5.500% due 11/01/20 - 08/01/38 " ‡	207,885,119	221,319,779
6.000% due 04/01/16 - 05/01/40 "	411,208,278	438,353,390
6.369% due 08/01/36 " §	3,205,873	3,365,086
6.500% due 01/01/13 - 05/01/40 "	13,808,585	15,021,109
8.000% due 05/01/30 - 08/01/30 "	20,648	23,952

		736,555,577

Federal Housing Authority - 0.0%

6.896% due 07/01/20 "	285,944	283,392
7.430% due 11/01/19 - 11/01/22 "	672,100	671,481

		954,873

Freddie Mac - 1.2%

2.544% due 01/01/28 " §	51,185	52,555
2.701% due 03/01/32 " §	322,051	331,509
2.735% due 03/01/32 " §	162,503	168,163
2.866% due 07/01/32 " §	68,941	69,818
2.904% due 05/01/32 " §	43,242	44,551
3.158% due 05/01/23 " §	12,713	12,759
5.251% due 09/01/35 " §	980,356	1,019,884
5.500% due 03/01/23 - 05/01/40 "	50,667,248	53,489,769
5.912% due 06/01/17 " §	6,466	6,709
6.000% due 03/03/18 - 10/01/22 "	2,952,937	3,201,011
6.500% due 01/01/15 - 05/01/17 "	2,091,962	2,264,567

		60,661,295

Government National Mortgage Association - 2.4%

3.125% due 12/20/22 - 12/20/32 " §	1,996,507	2,029,687
3.625% due 07/20/23 - 09/20/32 " §	1,355,235	1,397,753
3.750% due 03/20/32 " §	94,753	97,868
4.000% due 03/20/32 - 01/20/33 " §	410,784	424,399
4.125% due 08/20/20 - 07/20/24 " §	203,067	209,320
4.250% due 03/20/28 - 03/20/29 " §	44,058	45,658
4.375% due 05/20/22 - 06/20/32 " §	4,688,006	4,841,467
4.500% due 03/20/33 " §	419,272	433,884
4.750% due 03/20/29 " §	48,919	50,626
6.000% due 08/15/31 - 05/01/40 "	52,586,342	56,035,994
6.500% due 04/15/36 - 02/15/39 "	47,925,666	51,689,828
7.500% due 02/15/31 - 12/15/31 "	124,299	140,798
8.000% due 12/15/29 - 08/15/32 "	744,249	858,284
8.500% due 09/15/16 - 12/15/30 "	927,197	1,081,657
9.000% due 02/15/17 - 04/15/20 "	20,960	23,890
10.000% due 05/15/19 - 02/15/25 "	21,374	24,266

		119,385,379

Total Mortgage-Backed Securities
(Cost $1,342,111,410)		1,337,194,521

ASSET-BACKED SECURITIES - 0.9%

Access Group Inc
1.549% due 10/27/25 " §	27,688,948	28,623,743
Ally Auto Receivables Trust
1.320% due 03/15/12 " ~	5,700,000	5,724,853
Delta Funding Home Equity Loan Trust
7.030% due 08/15/30 "	82,810	73,232
GE-WMC Mortgage Securities LLC
0.286% due 08/25/36 " §	2,480	906
IMC Home Equity Loan Trust
6.840% due 08/20/29 " §	35,134	34,058
Long Beach Mortgage Loan Trust
0.526% due 10/25/34 " §	17,007	14,382

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
Mid-State Trust
7.340% due 07/01/35 "	$1,722,261	$1,710,001
7.791% due 03/15/38 "	683,039	614,079
8.330% due 04/01/30 "	3,093,049	3,133,411
Renaissance Home Equity Loan Trust
0.686% due 08/25/33 " §	654,160	542,759
Saxon Asset Securities Trust
0.766% due 08/25/32 " §	1,909	1,827
SLM Student Loan Trust
0.699% due 01/25/17 " §	4,000,000	4,005,473
Small Business Administration
4.754% due 08/10/14 "	1,408,749	1,477,394
Structured Asset Securities Corp
0.536% due 01/25/33 " §	34,779	30,632

Total Asset-Backed Securities
(Cost $45,248,748)		45,986,750

U.S. GOVERNMENT AGENCY ISSUES - 1.0%

Fannie Mae
5.000% due 07/29/19	17,000,000	17,629,561
Federal Home Loan Bank
1.000% due 12/28/11	2,800,000	2,800,652
Freddie Mac
1.125% due 06/01/11	25,900,000	26,042,813
1.125% due 12/15/11	3,700,000	3,710,016
Small Business Administration Participation Certificates
6.120% due 09/01/21	1,689,867	1,824,036

Total U.S. Government Agency Issues
(Cost $50,580,219)		52,007,078

U.S. TREASURY OBLIGATIONS - 2.8%

U.S. Treasury Bonds - 0.8%

3.500% due 02/15/39 ‡	4,400,000	3,561,941
4.250% due 05/15/39	22,100,000	20,483,959
4.375% due 02/15/38	4,700,000	4,470,880
4.375% due 11/15/39	10,100,000	9,553,974

		38,070,754

U.S. Treasury Notes - 2.0%

0.875% due 01/31/12	42,800,000	42,764,904
0.875% due 02/29/12	12,500,000	12,478,038
3.250% due 03/31/17	31,300,000	31,251,109
3.625% due 02/15/20	17,200,000	16,912,450

		103,406,501

Total U.S. Treasury Obligations
(Cost $143,919,672)		141,477,255

FOREIGN GOVERNMENT BONDS & NOTES - 7.4%

Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/12	BRL 522,530,000	286,339,553
10.000% due 01/01/17	56,000,000	28,319,177
Canadian Government Bond (Canada)
2.000% due 12/01/14	CAD 7,700,000	7,316,914
4.500% due 06/01/15	1,200,000	1,272,060
French Treasury Notes (France)
2.500% due 01/15/15	EUR 8,600,000	11,744,330
Government of France OAT (France)
3.500% due 04/25/20	1,800,000	2,448,240
Hydro Quebec (Canada)
8.625% due 06/15/29	$1,000,000	1,354,042
Province of Quebec (Canada)
7.500% due 07/15/23	2,495,000	3,092,383
Province of Saskatchewan (Canada)
8.500% due 07/15/22	340,000	451,569
Republic of Panama (Panama)
6.700% due 01/26/36	10,935,000	11,673,112
Republic of South Africa (South Africa)
5.875% due 05/30/22	1,125,000	1,155,234
7.375% due 04/25/12	320,000	352,416
Societe Financement de l’Economie Francaise (France)
2.125% due 05/20/12	EUR 11,000,000	15,180,982
United Mexican States (Mexico)
6.050% due 01/11/40	$3,800,000	3,809,500

Total Foreign Government Bonds & Notes
(Cost $361,264,953)		374,509,512

MUNICIPAL BONDS - 2.7%

Badger Tobacco Asset Securitization Corp WI
6.125% due 06/01/27	1,600,000	1,721,920
Buckeye Tobacco Settlement Financing Authority of OH ‘A2’
5.875% due 06/01/47	7,100,000	5,170,859
California Infrastructure & Economic Development Bank
6.486% due 05/15/49	1,700,000	1,682,201
Chicago Transit Authority IL ‘A’
6.899% due 12/01/40	7,200,000	7,688,664
Chicago Transit Authority IL ‘B’
6.200% due 12/01/40 #	1,900,000	1,883,166
6.300% due 12/01/21	800,000	845,640
6.899% due 12/01/40	6,800,000	7,261,516
Clark County NV ‘C’
6.820% due 07/01/45	3,300,000	3,389,199
Clovis Unified School District CA ‘B’
0.000% due 08/01/24	3,000,000	1,345,290
Cook County School District No 123 IL
0.000% due 12/01/21	2,290,000	1,256,180
Escondido Union High School District CA
0.000% due 11/01/20	2,655,000	1,481,676
Golden State Tobacco Securitization Corp CA ‘A1’
5.125% due 06/01/47	1,800,000	1,148,994
5.750% due 06/01/47	3,000,000	2,120,310
Golden State Tobacco Securitization Corp CA ‘A2’
0.000% due 06/01/37 §	3,200,000	2,046,016
Hamilton OH School Districts Gas Supply Revenue
7.740% due 02/01/12	3,195,000	3,209,569
Huntington Beach Union High School District CA
0.000% due 08/01/32	10,000,000	2,499,000
Illinois Municipal Electric Agency
6.832% due 02/01/35	300,000	311,775
Lee County Florida Apartment Revenue ‘A’
6.000% due 10/01/29	1,000,000	1,018,410
Los Angeles Unified School District CA ‘A1’
4.500% due 07/01/24	7,100,000	7,178,242
Metropolitan Pier & Exposition Authority IL ‘A’
0.000% due 06/15/29	4,000,000	1,279,080
Metropolitan Transportation Authority NY
7.336% due 11/15/39	28,190,000	31,995,650

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
Modesto High School District Stanislaus County CA ‘A’
0.000% due 08/01/26	$4,000,000	$1,531,560
Monrovia Unified School District CA ‘B’
0.000% due 08/01/23	3,175,000	1,450,308
North Carolina Turnpike Authority ‘B’
6.700% due 01/01/39	400,000	417,120
Northern Tobacco Securitization Corp AK ‘A’
5.000% due 06/01/46	3,500,000	2,211,230
Palomar Community College District CA ‘A’
4.750% due 05/01/32	400,000	399,444
Pierce County School District WA
5.000% due 12/01/23	3,000,000	3,166,440
Public Power Generation Agency NE
7.242% due 01/01/41	2,100,000	2,091,012
Puerto Rico Commonwealth ‘A’
5.125% due 07/01/31	335,000	321,778
State of California
7.550% due 04/01/39	3,550,000	3,673,788
7.950% due 03/01/36 #	1,200,000	1,230,396
State of Illinois
4.071% due 01/01/14	5,200,000	5,259,280
State of Iowa
6.750% due 06/01/34	1,000,000	1,033,640
Texas State Transportation Commission Mobility Fund ‘A’
4.750% due 04/01/35	1,700,000	1,719,533
Tobacco Settlement Finance Authority of WV ‘A’
7.467% due 06/01/47	9,400,000	7,473,940
Tobacco Settlement Financing Corp LA ‘B’
5.875% due 05/15/39	4,935,000	4,600,604
6.125% due 06/01/32	2,735,000	2,596,746
Tobacco Settlement Financing Corp NJ ‘1A’
5.000% due 06/01/41	12,400,000	8,013,748
Tobacco Settlement Financing Corp RI ‘A’
6.250% due 06/01/42	900,000	816,138
Tobacco Settlement Revenue Management SC ‘B’
6.000% due 05/15/22	4,075,000	4,213,020

Total Municipal Bonds
(Cost $138,013,470)		138,753,082

SHORT-TERM INVESTMENTS - 36.2%

U.S. Cash Management Bills - 4.5%

0.150% due 04/19/10	229,000,000	228,982,825

U.S. Treasury Bills - 9.2%

0.108% due 04/01/10	161,000,000	161,000,000
0.114% due 04/22/10 ‡	45,000,000	44,996,194
0.117% due 04/22/10	122,000,000	121,992,106
0.126% due 04/01/10	18,000,000	18,000,000
0.171% due 04/22/10	230,000	229,979
0.172% due 04/22/10	350,000	349,965
0.183% due 09/02/10 ‡	210,000	409,658
0.183% due 09/02/10 ‡	7,761,000	7,754,527
0.183% due 09/02/10 ‡	2,396,000	2,394,002
0.183% due 09/02/10 ‡	9,150,000	9,142,369
0.202% due 09/09/10	600,000	599,450
0.212% due 08/26/10 ‡	280,000	279,783
0.219% due 08/26/10 ‡	101,500,000	101,421,236

		468,569,269

U.S. Government Agency Issues - 2.5%

Fannie Mae
0.220% due 08/09/10	39,000,000	38,971,842
Federal Home Loan Bank
0.083% due 04/01/10	85,000,000	85,000,000

		123,971,842

Repurchase Agreements - 20.0%

Bank of America Corp 0.120% due 04/01/10 (Dated 03/26/10, repurchase price of $119,402,388; collateralized by U.S. Treasury Notes: 1.000% due 07/31/11 and value $122,025,300)	119,400,000	119,400,000
Barclays PLC 0.030% due 04/01/10 (Dated 03/31/10, repurchase price of $23,000,019; collateralized by U.S. Treasury Inflation Protected Securities: 2.375% due 04/15/11 and value $25,353,494)	23,000,000	23,000,000
Barclays PLC 0.140% due 04/07/10 (Dated 03/17/10, repurchase price of $26,002,124; collateralized by Freddie Mac: 2.000% due 06/15/12 and value $13,256,974; and U.S. Treasury Inflation Protection Securities: 2.375% due 01/15/25 and value $14,795,988)	26,000,000	26,000,000
Barclays PLC 0.140% due 04/08/10 (Dated 03/11/10, repurchase price of $52,505,717; collateralized by Freddie Mac: 4.340% due 12/18/17 and value $53,664,155) Δ	52,500,000	52,500,000
BNP Paribas 0.140% due 04/07/10 (Dated 03/17/10, repurchase price of $13,001,062; collateralized by U.S. Treasury Notes: 1.000% due 12/31/11 and value $13,255,765)	13,000,000	13,000,000
Credit Suisse Group AG 0.150% due 04/15/10 (Dated 03/26/10, repurchase price of $120,010,000; collateralized by U.S. Treasury Inflation Protected Securities: 1.875% - 2.375% due 04/15/12 - 01/15/27 and value $129,011,022) Δ	120,000,000	120,000,000
Deutsche Bank AG 0.140% due 04/01/10 (Dated 03/26/10, repurchase price of $39,100,912; collateralized by Fannie Mae: 0.000% due 12/30/10 and value $39,958,199)	39,100,000	39,100,000
Deutsche Bank AG 0.140% due 04/07/10 (Dated 03/24/10, repurchase price of $64,103,490; collateralized by Fannie Mae: 0.000% due 01/03/11 and value $65,405,260)	64,100,000	64,100,000
Fixed Income Clearing Corp 0.000% due 04/01/10 (Dated 03/31/10, repurchase price of $451,000; collateralized by Federal Home Loan Bank: 0.700% due 04/18/11 and value $462,875)	451,000	451,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
Morgan Stanley 0.030% due 04/01/10 (Dated 03/31/10, repurchase price of $91,800,077; collateralized by U.S. Treasury Notes: 2.375% due 08/31/14 and value $93,834,957)	$91,800,000	$91,800,000
Morgan Stanley 0.050% due 04/01/10 (Dated 03/31/10, repurchase price of $398,200,553; collateralized by Fannie Mae: 2.750% due 02/05/14 and value $160,091,544; and Freddie Mac: 0.190% due 02/10/12 and value $246,125,525)	398,200,000	398,200,000
Morgan Stanley 0.120% due 04/01/10 (Dated 03/26/10, repurchase price of $42,700,854; collateralized by Federal Home Loan Bank: 1.125% due 11/27/12 and value $43,458,450)	42,700,000	42,700,000
Morgan Stanley 0.140% due 04/06/10 (Dated 03/17/10, repurchase price of $13,001,011; collateralized by U.S. Treasury Notes: 1.125% due 06/30/11 and value $13,264,461)	13,000,000	13,000,000
The Goldman Sachs Group Inc 0.180% due 05/03/10 (Dated 03/22/10, repurchase price of $9,001,890; collateralized by Fannie Mae: 6.000% due 01/01/39 and value $10,502,427) Δ	9,000,000	9,000,000

		1,012,251,000

Total Short-Term Investments
(Cost $1,833,562,176)		1,833,774,936

TOTAL INVESTMENTS - 107.6%
(Cost $5,410,988,334)		5,455,810,090

TOTAL SECURITIES SOLD SHORT - (1.5%)
(See Note (d) to Notes to Schedule of
Investments)
(Proceeds $78,163,594)		(77,952,821)

OTHER ASSETS & LIABILITIES, NET - (6.1%)		(307,150,517)

NET ASSETS - 100.0%		$5,070,706,752

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate value of $13,898,775 or 0.3% of the net assets were in default as of March 31, 2010.

(c)	5.0% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

(d)	Securities sold short outstanding as of March 31, 2010 were as follows:

	Principal
Description	Amount	Value
Fannie Mae
5.500% due 04/19/25	$17,000,000	($18,174,071)
5.500% due 06/14/40	57,000,000	(59,778,750)

Total Securities sold short
(Proceeds $78,163,594)		($77,952,821)

(e)	Forward foreign currency contracts outstanding as of March 31, 2010 were as follows:

Contracts		Principal Amount		Unrealized
to Buy		Covered by		Appreciation
or to Sell	Currency	Contracts	Expiration	(Depreciation)
Buy	AUD	68,266,000	04/10	$1,279,633
Buy	BRL	441,057,983	04/10	(3,845,143)
Buy	BRL	441,057,983	04/10	1,062,328
Sell	BRL	882,115,966	04/10	3,186,161
Sell	BRL	441,057,983	06/10	(1,085,279)
Sell	CAD	931,000	04/10	(23,779)
Buy	CNY	91,664,624	08/10	(203,665)
Buy	CNY	54,373,348	11/10	(212,331)
Buy	DKK	4,478,000	05/10	(2,388)
Sell	DKK	243,452,000	05/10	389,843
Buy	EUR	6,904,000	04/10	(137,328)
Sell	EUR	104,761,000	04/10	1,859,936
Sell	GBP	18,384,000	06/10	(176,209)
Buy	IDR	58,373,874,500	10/10	395,544
Buy	JPY	146,365,173	04/10	147
Sell	JPY	612,025,000	04/10	(681)
Sell	JPY	1,549,459,173	04/10	511,518
Buy	KRW	716,461,956	07/10	25,820
Buy	KRW	5,780,614,000	08/10	224,519
Buy	KRW	7,663,263,744	11/10	130,616
Buy	KRW	566,750,000	11/10	(2,980)
Buy	MXN	4,873,372	04/10	14,544
Sell	MXN	4,873,372	04/10	(12,315)
Buy	MXN	3,804,152	09/10	6,612
Buy	MYR	12,622,831	06/10	222,196
Buy	MYR	14,110,524	10/10	153,374
Buy	PHP	17,379,700	04/10	7,167
Sell	PHP	17,379,700	04/10	(2,562)
Buy	PHP	13,156,000	11/10	1,523
Buy	PHP	4,223,700	11/10	(186)
Buy	SGD	1,001,094	06/10	8,556
Buy	SGD	799,000	06/10	(5,254)
Buy	SGD	1,394,404	09/10	3,223
Buy	TWD	50,994,621	06/10	11,973
Buy	TWD	8,973,000	10/10	1,697
Buy	TWD	480,459	10/10	(39)

				$3,786,791

(f)	Open futures contracts outstanding as of March 31, 2010 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
Euro-Bobl 5-Year Notes (06/10)	997	EUR 99,700,000	$465,880
Euro-Bund 10-Year Notes (06/10)	350	35,000,000	282,340
Eurodollar (06/10)	5,589	$5,589,000,000	5,653,496
Eurodollar (09/10)	2,507	2,507,000,000	1,218,559
Eurodollar (12/10)	2,764	2,764,000,000	3,129,376
Eurodollar (03/11)	42	42,000,000	73,500
United Kingdom 90-Day LIBOR Sterling Interest Rate (06/10)	423	GBP 211,500,000	359,591
United Kingdom 90-Day LIBOR Sterling Interest Rate (09/10)	221	110,500,000	30,502
United Kingdom 90-Day LIBOR Sterling Interest Rate (12/10)	225	112,500,000	52,942

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)
U.S. Treasury 2-Year Notes (06/10)	945	$189,000,000	($173,717)
U.S. Treasury 5-Year Notes (06/10)	35	3,500,000	(23,078)
U.S. Treasury 10-Year Notes (06/10)	3,736	373,600,000	(1,959,344)

Short Futures Outstanding
Call - Euro-Bund 10-Year Note Options Strike @ EUR 125.00 (06/10)	351	EUR 35,100,000	28,445
Put - Euro-Bund 10-Year Note Options Strike @ EUR 120.00 (06/10)	351	35,100,000	9,481

			$9,147,973

(g)	Transactions in written options for the period ended March 31, 2010 were as follows:

	Number of	Notional Amount	Notional Amount
	Contracts	in $	in EUR	Premium
Outstanding, December 31, 2009	852	1,420,758,000	8,700,000	$17,980,584
Call Options Written	701	760,600,000	-	3,884,918
Put Options Written	1,175	634,000,000	-	4,016,862
Call Options Repurchased	(955)	(97,829,000)	(8,700,000)	(1,172,279)
Put Options Repurchased	(793)	(16,429,000)	-	(770,830)

Outstanding, March 31, 2010	980	2,701,100,000	-	$23,939,255

(h)	Premiums received and value of written options outstanding as of March 31, 2010 were as follows:

Credit Default Swaptions – Buy Protection (1)
	Exercise	Expiration	Counter-	Notional
Description	Rate	Date	party	Amount	Premium	Value
Call - OTC Dow Jones CDX IG13 5Y Index	0.800%	06/16/10	BOA	$4,600,000	$8,050	($11,534)
Call - OTC Dow Jones CDX IG13 5Y Index	0.800%	06/16/10	JPM	8,500,000	17,000	(21,313)

					$25,050	($32,847)

Credit Default Swaptions – Sell Protection (2)
	Exercise	Expiration	Counter-	Notional
Description	Rate	Date	party	Amount	Premium	Value
Put - OTC Dow Jones CDX IG13 5Y Index	1.300%	06/16/10	BOA	$4,600,000	$11,270	($2,399)
Put - OTC Dow Jones CDX IG13 5Y Index	1.300%	06/16/10	JPM	8,500,000	18,062	(4,433)

					$29,332	($6,832)

Total Credit Default Swaptions					$54,382	($39,679)

(1) If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swaption agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swaptions and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swaptions less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The counterparty is only obligated if the swaption is exercised.

(2) If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swaption agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swaptions and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swaptions less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Portfolio is only obligated if the swaption is exercised.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

Interest Rate Swaptions
	Pay/Receive
	Floating Rate
	Based on
	3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Receive	2.750%	04/19/10	CSF	$4,200,000	$19,005	($68)
Call - OTC 10-Year Interest Rate Swap	Receive	3.250%	04/19/10	BOA	3,600,000	36,000	(45)
Call - OTC 10-Year Interest Rate Swap	Receive	3.250%	04/19/10	CSF	3,500,000	35,350	(44)
Call - OTC 10-Year Interest Rate Swap	Receive	3.250%	04/19/10	DUB	14,400,000	144,455	(181)
Call - OTC 10-Year Interest Rate Swap	Receive	3.250%	04/19/10	MSC	7,900,000	71,100	(100)
Call - OTC 10-Year Interest Rate Swap	Receive	3.500%	04/19/10	BOA	20,600,000	61,800	(8,568)
Call - OTC 10-Year Interest Rate Swap	Receive	3.500%	04/19/10	BRC	114,500,000	683,794	(47,621)
Call - OTC 10-Year Interest Rate Swap	Receive	3.500%	04/19/10	GSC	115,100,000	719,375	(47,870)
Call - OTC 10-Year Interest Rate Swap	Receive	3.500%	04/19/10	RBS	156,000,000	756,918	(64,880)
Put - OTC 10-Year Interest Rate Swap	Pay	4.250%	04/19/10	BNP	12,000,000	117,960	(3,908)
Put - OTC 10-Year Interest Rate Swap	Pay	4.250%	04/19/10	BOA	30,200,000	162,652	(9,836)
Put - OTC 10-Year Interest Rate Swap	Pay	4.250%	04/19/10	BRC	18,100,000	245,474	(5,895)
Put - OTC 10-Year Interest Rate Swap	Pay	4.250%	04/19/10	CSF	3,500,000	84,000	(1,140)
Put - OTC 10-Year Interest Rate Swap	Pay	4.250%	04/19/10	DUB	96,900,000	1,865,102	(31,560)
Put - OTC 10-Year Interest Rate Swap	Pay	4.250%	04/19/10	GSC	236,500,000	5,127,896	(77,028)
Put - OTC 10-Year Interest Rate Swap	Pay	4.250%	04/19/10	JPM	6,000,000	82,824	(1,954)
Put - OTC 10-Year Interest Rate Swap	Pay	4.250%	04/19/10	MSC	18,000,000	284,400	(5,863)
Put - OTC 10-Year Interest Rate Swap	Pay	4.250%	04/19/10	RBS	3,000,000	54,558	(977)
Put - OTC 10-Year Interest Rate Swap	Pay	5.000%	04/19/10	BOA	4,000,000	34,800	-
Put - OTC 10-Year Interest Rate Swap	Pay	5.000%	04/19/10	MSC	7,800,000	74,100	(1)
Put - OTC 10-Year Interest Rate Swap	Pay	5.000%	04/19/10	RBS	6,000,000	61,950	(1)
Call - OTC 10-Year Interest Rate Swap	Receive	3.600%	05/21/10	MSC	13,900,000	50,040	(45,443)
Put - OTC 10-Year Interest Rate Swap	Pay	4.100%	05/21/10	MSC	13,900,000	105,293	(81,500)
Call - OTC 10-Year Interest Rate Swap	Receive	3.500%	06/14/10	BOA	12,800,000	108,800	(38,006)
Call - OTC 10-Year Interest Rate Swap	Receive	3.500%	06/14/10	BRC	28,200,000	172,020	(83,731)
Call - OTC 10-Year Interest Rate Swap	Receive	3.500%	06/14/10	MSC	24,200,000	71,390	(71,855)
Put - OTC 10-Year Interest Rate Swap	Pay	4.500%	06/14/10	BOA	12,800,000	108,800	(31,387)
Put - OTC 10-Year Interest Rate Swap	Pay	4.500%	06/14/10	BRC	28,200,000	69,090	(69,149)
Put - OTC 10-Year Interest Rate Swap	Pay	4.500%	06/14/10	MSC	24,200,000	73,205	(59,341)
Put - OTC 5-Year Interest Rate Swap	Pay	5.000%	06/15/10	BNP	43,000,000	394,525	(211)
Put - OTC 5-Year Interest Rate Swap	Pay	5.000%	06/15/10	BRC	89,000,000	813,015	(436)
Put - OTC 5-Year Interest Rate Swap	Pay	5.000%	06/15/10	DUB	11,000,000	122,650	(54)
Put - OTC 5-Year Interest Rate Swap	Pay	5.000%	06/15/10	GSC	11,000,000	111,650	(54)
Put - OTC 5-Year Interest Rate Swap	Pay	5.000%	06/15/10	MSC	75,000,000	802,500	(367)
Put - OTC 5-Year Interest Rate Swap	Pay	5.000%	06/15/10	RBS	33,000,000	345,675	(162)
Put - OTC 5-Year Interest Rate Swap	Pay	5.800%	06/28/10	MER	15,000,000	84,375	(6)
Call - OTC 10-Year Interest Rate Swap	Receive	3.250%	08/31/10	BOA	8,200,000	22,140	(21,441)
Call - OTC 10-Year Interest Rate Swap	Receive	3.250%	08/31/10	CIT	35,000,000	94,500	(91,518)
Call - OTC 10-Year Interest Rate Swap	Receive	3.250%	08/31/10	GSC	43,300,000	108,250	(113,013)
Call - OTC 10-Year Interest Rate Swap	Receive	3.250%	08/31/10	RBS	57,400,000	235,340	(150,090)
Put - OTC 10-Year Interest Rate Swap	Pay	4.750%	08/31/10	BOA	8,200,000	38,540	(44,358)
Put - OTC 10-Year Interest Rate Swap	Pay	4.750%	08/31/10	CIT	35,000,000	155,750	(189,333)
Put - OTC 10-Year Interest Rate Swap	Pay	4.750%	08/31/10	GSC	43,300,000	258,718	(234,253)
Put - OTC 10-Year Interest Rate Swap	Pay	4.750%	08/31/10	RBS	57,400,000	269,780	(310,505)
Put - OTC 5-Year Interest Rate Swap	Pay	5.500%	08/31/10	BRC	15,000,000	118,625	(1,379)
Put - OTC 5-Year Interest Rate Swap	Pay	5.500%	08/31/10	JPM	257,000,000	2,713,178	(23,618)
Put - OTC 5-Year Interest Rate Swap	Pay	5.500%	08/31/10	RBS	10,000,000	76,715	(919)
Put - OTC 10-Year Interest Rate Swap	Pay	6.000%	08/31/10	BRC	2,000,000	15,500	(492)
Put - OTC 7-Year Interest Rate Swap	Pay	6.000%	08/31/10	DUB	13,900,000	108,957	(1,134)
Put - OTC 7-Year Interest Rate Swap	Pay	6.000%	08/31/10	JPM	41,600,000	331,995	(3,395)
Put - OTC 10-Year Interest Rate Swap	Pay	6.000%	08/31/10	JPM	3,500,000	31,185	(862)
Put - OTC 7-Year Interest Rate Swap	Pay	6.000%	08/31/10	RBS	148,600,000	1,146,078	(12,126)
Put - OTC 10-Year Interest Rate Swap	Pay	6.000%	08/31/10	RBS	54,000,000	408,200	(13,295)
Call - OTC 10-Year Interest Rate Swap	Receive	3.250%	10/29/10	CIT	10,100,000	45,955	(39,484)
Call - OTC 10-Year Interest Rate Swap	Receive	3.250%	10/29/10	GSC	13,800,000	53,820	(53,948)
Put - OTC 10-Year Interest Rate Swap	Pay	5.000%	10/29/10	CIT	10,100,000	47,975	(64,650)
Put - OTC 10-Year Interest Rate Swap	Pay	5.000%	10/29/10	GSC	13,800,000	75,900	(88,334)
Put - OTC 5-Year Interest Rate Swap	Pay	4.000%	12/01/10	DUB	122,200,000	806,520	(827,917)
Put - OTC 5-Year Interest Rate Swap	Pay	4.000%	12/01/10	RBS	164,500,000	965,310	(1,114,504)
Put - OTC 10-Year Interest Rate Swap	Pay	10.000%	07/10/12	MSC	28,900,000	174,123	(31,741)

						$22,459,595	($4,221,551)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

Inflation Floor/Cap Options
	Strike		Expiration		Notional
Description	Index	Exercise Index	Date	Counterparty	Amount	Premium	Value
Floor - OTC U.S. CPI Urban Consumers NSA	$215.95	Maximum of [1-(Index Final/Index Initial)] or $0	03/10/20	DUB	$4,200,000	$31,500	($29,326)
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of [1-(Index Final/Index Initial)] or $0	03/12/20	CIT	11,600,000	98,160	(95,425)

						$129,660	($124,751)

Options on Securities
	Strike	Expiration		Notional
Description	Price	Date	Counterparty	Amount	Premium	Value
Call - OTC Fannie Mae 4.500% due 06/01/40 Δ	$101.17	06/07/10	CSF	$43,500,000	$176,719	($109,296)

Options on Exchange-Traded Futures Contracts
	Exercise	Expiration		Number of
Description	Price	Date	Counterparty	Contracts	Premium	Value
Put - CBOT 10-Year U.S. Treasury Note Futures (05/10)	$115.00	04/23/10	GSC	19	$2,921	($5,344)
Call - CBOT 10-Year U.S. Treasury Note Futures (05/10)	119.00	04/23/10	GSC	19	5,890	(890)
Put - CBOT 30-Year U.S. Treasury Bond Futures (06/10)	111.00	05/21/10	GSC	89	73,637	(22,250)
Put - CBOT 10-Year U.S. Treasury Note Futures (06/10)	114.00	05/21/10	GSC	88	27,280	(30,250)
Put - CBOT 10-Year U.S. Treasury Note Futures (06/10)	115.00	05/21/10	GSC	294	116,412	(169,969)
Call - CBOT 10-Year U.S. Treasury Note Futures (06/10)	119.00	05/21/10	GSC	198	77,464	(34,031)
Call - CBOT 30-Year U.S. Treasury Bond Futures (06/10)	119.00	05/21/10	GSC	89	84,848	(44,500)
Call - CBOT 10-Year U.S. Treasury Note Futures (06/10)	120.00	05/21/10	GSC	184	57,040	(14,375)

					$445,492	($321,609)

Foreign Currency Options
	Exercise	Expiration	Counter-	Notional
Description	Price	Date	party	Amount	Premium	Value
Put - OTC Japanese yen versus U.S. dollar Δ	JPY 88.000	04/20/10	CIT	$50,900,000	$439,267	($6,465)
Call - OTC Japanese yen versus U.S. dollar Δ	94.000	04/20/10	CIT	50,900,000	234,140	(426,440)

					$673,407	($432,905)

Total Written Options					$23,939,255	($5,249,791)

(i)	Swap agreements outstanding as of March 31, 2010 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Buy Protection (1)
								Upfront
	Fixed Deal				Implied Credit			Premiums	Unrealized
	Pay		Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate		Date	party	03/31/10 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)
DaimlerChrysler NA Holdings 5.750% due 09/08/11	(0.580%	)	09/20/11	BRC	0.463%	$8,000,000	($15,179)	$-	($15,179)
XL Capital Ltd 6.500% due 01/15/12	(0.205%	)	03/20/12	BRC	0.695%	5,300,000	50,675	-	50,675
Sealed Air Corp 5.625% due 07/15/13	(0.580%	)	09/20/13	MSC	0.980%	2,100,000	27,891	-	27,891
CNA Financial Corp 5.850% due 12/15/14	(0.470%	)	12/20/14	CIT	2.096%	4,000,000	276,656	-	276,656
Everest Reinsurance Holdings Inc 5.400% due 10/15/14	(0.535%	)	12/20/14	BRC	0.744%	2,000,000	18,415	-	18,415
CNA Financial Corp 5.850% due 12/15/14	(0.630%	)	12/20/14	BOA	2.096%	5,000,000	311,513	-	311,513
WEA Finance LLC 5.700% due 10/01/16	(0.590%	)	12/20/16	CIT	1.126%	7,500,000	317,470	-	317,470
Masco Corp 6.125% due 10/03/16	(0.915%	)	12/20/16	CSF	1.883%	10,000,000	555,504	-	555,504
Sprint Nextel Corp 6.000% due 12/01/16	(0.940%	)	12/20/16	DUB	4.472%	5,000,000	892,784	-	892,784
Sprint Nextel Corp 6.000% due 12/01/16	(0.980%	)	12/20/16	JPM	4.472%	5,000,000	882,604	-	882,604
Macy’s Retail Holdings Inc 5.900% due 12/01/16	(2.111%	)	12/20/16	RBS	1.910%	5,000,000	(60,997)	-	(60,997)
Kimco Realty Corp REIT 5.700% due 05/01/17	(0.730%	)	06/20/17	BRC	1.535%	5,600,000	277,303	-	277,303
CSX Corp 5.600% due 05/01/17	(0.960%	)	06/20/17	BRC	0.654%	5,000,000	(100,095)	-	(100,095)
Rohm & Haas Co 6.000% due 09/15/17	(0.580%	)	09/20/17	UBS	0.945%	5,000,000	119,433	-	119,433
Kraft Foods Inc 6.500% due 08/11/17	(0.590%	)	09/20/17	DUB	0.656%	5,000,000	21,231	-	21,231
Marks & Spencer Group PLC 6.250% due 12/01/17	(0.950%	)	12/20/17	RBS	1.421%	10,000,000	306,342	-	306,342
Erac USA Finance Co 6.375% due 10/15/17	(2.700%	)	12/20/17	GSC	0.899%	5,000,000	(611,958)	-	(611,958)
Yum! Brands Inc 6.250% due 03/15/18	(0.834%	)	03/20/18	RBS	0.827%	7,500,000	(5,445)	-	(5,445)
Nabors Industries Ltd 6.150% due 02/15/18	(1.020%	)	03/20/18	GSC	1.484%	6,000,000	184,892	-	184,892

							$3,449,039	$-	$3,449,039

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (2)
							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	03/31/10 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)
Ford Motor Credit Co LLC 7.000% due 10/01/13	4.300%	06/20/10	JPM	1.950%	$1,400,000	$9,032	$-	$9,032
SLM Corp 5.125% due 08/27/12 Δ	5.000%	09/20/10	DUB	1.340%	200,000	3,773	(16,000)	19,773
SLM Corp 5.125% due 08/27/12 Δ	5.000%	12/20/10	BOA	1.340%	400,000	11,186	(41,000)	52,186
Citigroup Inc 6.500% due 01/18/11 Δ	1.000%	03/20/11	BNP	0.789%	400,000	933	(2,132)	3,065
Citigroup Inc 6.500% due 01/18/11 Δ	1.000%	03/20/11	BRC	0.789%	800,000	1,866	(4,805)	6,671
Citigroup Inc 6.500% due 01/18/11 Δ	1.000%	03/20/11	GSC	0.789%	900,000	2,099	(5,101)	7,200
Citigroup Inc 6.500% due 01/18/11 Δ	1.000%	03/20/11	UBS	0.789%	2,100,000	4,898	(11,903)	16,801
General Electric Capital Corp 5.625% due 09/15/17	4.000%	12/20/13	CIT	1.363%	4,600,000	433,350	-	433,350
General Electric Capital Corp 5.625% due 09/15/17	4.200%	12/20/13	CIT	1.363%	11,400,000	1,155,081	-	1,155,081
General Electric Capital Corp 5.625% due 09/15/17	4.230%	12/20/13	DUB	1.363%	7,700,000	788,405	-	788,405
General Electric Capital Corp 5.625% due 09/15/17	4.325%	12/20/13	CIT	1.363%	7,200,000	761,549	-	761,549
General Electric Capital Corp 6.000% due 06/15/12	4.400%	12/20/13	BRC	1.363%	13,400,000	1,453,087	-	1,453,087
General Electric Capital Corp 6.000% due 06/15/12	4.500%	12/20/13	BRC	1.363%	16,900,000	1,892,758	-	1,892,758
General Electric Capital Corp 6.000% due 06/15/12	4.700%	12/20/13	BRC	1.363%	13,500,000	1,608,038	-	1,608,038
General Electric Capital Corp 5.625% due 09/15/17	4.850%	12/20/13	CIT	1.363%	5,900,000	734,263	-	734,263
General Electric Capital Corp 5.625% due 09/15/17	4.900%	12/20/13	DUB	1.363%	2,800,000	353,445	-	353,445
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	12/20/14	BNP	0.719%	35,900,000	461,746	267,540	194,206
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	12/20/14	JPM	0.719%	36,400,000	468,177	271,266	196,911
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	12/20/14	MSC	0.719%	1,500,000	19,293	11,179	8,114
Ford Motor Credit Co LLC 7.250% due 10/25/11	5.000%	12/20/14	CIT	3.158%	500,000	37,240	(10,783)	48,023
France Government Bond OAT 4.250% due 04/25/19	0.250%	03/20/15	BOA	0.448%	1,800,000	(16,678)	(30,832)	14,154
France Government Bond OAT 4.250% due 04/25/19	0.250%	03/20/15	CIT	0.448%	1,600,000	(14,825)	(25,924)	11,099
France Government Bond OAT 4.250% due 04/25/19	0.250%	03/20/15	GSC	0.448%	1,800,000	(16,678)	(31,254)	14,576
France Government Bond OAT 4.250% due 04/25/19	0.250%	03/20/15	RBS	0.448%	1,600,000	(14,825)	(27,427)	12,602
Berkshire Hathaway Inc 4.625% due 10/15/13 Δ	1.000%	03/20/15	BOA	0.982%	4,300,000	4,769	(75,980)	80,749
Japanese Government Bond 2.000% due 03/21/22 Δ	1.000%	03/20/15	BOA	0.607%	900,000	16,980	10,239	6,741
United Mexican States 7.500% due 04/08/33	1.000%	03/20/15	BRC	1.139%	3,000,000	(18,598)	(67,496)	48,898
United Mexican States 7.500% due 04/08/33	1.000%	03/20/15	CIT	1.139%	3,000,000	(18,598)	(68,880)	50,282
Japanese Government Bond 2.000% due 03/21/22 Δ	1.000%	03/20/15	DUB	0.607%	100,000	1,887	1,162	725
United Mexican States 7.500% due 04/08/33	1.000%	03/20/15	DUB	1.139%	1,500,000	(9,299)	(34,440)	25,141
Berkshire Hathaway Inc 4.625% due 10/15/13 Δ	1.000%	03/20/15	GSC	0.982%	2,200,000	2,440	(38,874)	41,314
Japanese Government Bond 2.000% due 03/21/22 Δ	1.000%	03/20/15	JPM	0.607%	1,900,000	35,847	22,524	13,323
Berkshire Hathaway Inc 4.625% due 10/15/13 Δ	1.000%	03/20/15	UBS	0.982%	2,200,000	2,440	(39,880)	42,320
Reynolds American Inc 7.625% due 06/01/16	1.280%	06/20/17	BOA	1.828%	3,600,000	(118,955)	-	(118,955)
Reynolds American Inc 7.625% due 06/01/16	1.280%	06/20/17	CIT	1.828%	3,500,000	(115,650)	-	(115,650)

						$9,920,476	$51,199	$9,869,277

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

Credit Default Swaps on Asset-Backed Securities – Buy Protection (1)
							Upfront
	Fixed Deal						Premiums
	Pay		Expiration	Counter-	Notional		Paid	Unrealized
Referenced Obligation	Rate		Date	party	Amount (4)	Value (5)	(Received)	Appreciation
BFC Genesee Ltd CDO 1.899% due 01/10/41 Δ	(1.280%	)	01/10/41	JPM	$4,920,720	$4,817,039	$-	$4,817,039

Credit Default Swaps on Credit Indices – Sell Protection (2)
							Upfront
	Fixed Deal						Premiums	Unrealized
	Receive		Expiration	Counter-	Notional		Paid	Appreciation
Referenced Obligation	Rate		Date	party	Amount (4)	Value (5)	(Received)	(Depreciation)
Dow Jones CDX HY8 5Y	0.483%		06/20/12	BRC	$770,352	($244)	($300)	$56
Dow Jones CDX HY9 5Y Δ	2.080%		12/20/12	MER	7,701,680	294,319	-	294,319
Dow Jones CDX IG10 5Y	0.463%		06/20/13	GSC	6,076,343	66,741	-	66,741
Dow Jones CDX IG10 5Y	0.530%		06/20/13	DUB	4,918,944	64,572	-	64,572
Dow Jones CDX HY12 5Y Δ	5.000%		12/20/14	DUB	2,100,000	247,510	210,450	37,060
Dow Jones CDX EM13 Δ	5.000%		06/20/15	BRC	300,000	37,676	37,200	476
Dow Jones CDX EM13 Δ	5.000%		06/20/15	BRC	500,000	62,793	63,000	(207)
Dow Jones CDX EM13 Δ	5.000%		06/20/15	GSC	200,000	25,117	24,700	417
Dow Jones CDX EM13 Δ	5.000%		06/20/15	GSC	100,000	12,559	12,650	(91)
Dow Jones CDX IG9 10Y	0.548%		12/20/17	GSC	3,761,546	54,489	-	54,489

						$865,532	$347,700	$517,832

Total Credit Default Swaps						$19,052,086	$398,899	$18,653,187

(1) If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2) If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3) Implied credit spreads, represented in the absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4) The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5) The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
							Upfront
							Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	(Depreciation)
6-Month GBP-LIBOR	RBS	Pay	5.000%	09/15/10	GBP 10,200,000	$322,496	($321,396)	$643,892
France CPI Excluding Tobacco	BNP	Pay	2.090%	10/15/10	EUR 13,000,000	586,458	(29,507)	615,965
France CPI Excluding Tobacco	UBS	Pay	2.146%	10/15/10	17,600,000	865,478	7,539	857,939
3-Month USD-LIBOR	BOA	Pay	3.000%	12/16/10	$39,900,000	1,051,450	834,309	217,141
3-Month USD-LIBOR	MSC	Pay	3.000%	12/16/10	189,200,000	4,985,825	3,965,166	1,020,659
3-Month Australian Bank Bill	RBC	Pay	4.250%	06/15/11	AUD 22,500,000	(192,050)	(3,312)	(188,738)
3-Month Australian Bank Bill	DUB	Pay	4.500%	06/15/11	165,700,000	(1,049,232)	171,091	(1,220,323)
3-Month Australian Bank Bill	MER	Pay	4.500%	06/15/11	97,100,000	(614,848)	93,193	(708,041)
6-Month Australian Bank Bill	UBS	Pay	4.250%	09/15/11	69,000,000	(826,298)	569,776	(1,396,074)
6-Month Australian Bank Bill	RBS	Pay	6.250%	09/15/11	24,000,000	345,645	15,225	330,420
6-Month EUR-LIBOR Δ	DUB	Pay	4.070%	09/16/11	EUR 355,500,000	27,840,365	1,622,691	26,217,674
BRL-CDI-Compounded	MSC	Pay	10.115%	01/02/12	BRL 140,100,000	(3,103,375)	(3,058,879)	(44,496)
BRL-CDI-Compounded	UBS	Pay	10.575%	01/02/12	57,600,000	(692,939)	(1,033,120)	340,181
BRL-CDI-Compounded	BRC	Pay	10.680%	01/02/12	55,800,000	(560,766)	(701,210)	140,444
BRL-CDI-Compounded Δ	GSC	Pay	10.835%	01/02/12	92,900,000	150,295	89,093	61,202
BRL-CDI-Compounded	MER	Pay	12.540%	01/02/12	70,600,000	1,555,773	(359,262)	1,915,035
BRL-CDI-Compounded	MSC	Pay	12.540%	01/02/12	9,400,000	207,143	(63,169)	270,312
BRL-CDI-Compounded	UBS	Pay	12.540%	01/02/12	11,400,000	251,215	(56,175)	307,390
BRL-CDI-Compounded	HSB	Pay	14.765%	01/02/12	3,000,000	144,924	20,000	124,924
BRL-CDI-Compounded	MER	Pay	14.765%	01/02/12	9,300,000	449,266	39,058	410,208

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

							Upfront
							Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	(Depreciation)
6-Month Australian Bank Bill	UBS	Pay	6.000%	09/15/12	AUD 93,000,000	$667,092	$-	$667,092
6-Month EUR-LIBOR	BNP	Pay	4.500%	03/18/14	EUR 9,200,000	1,149,393	(139,058)	1,288,451
3-Month USD-LIBOR	RBS	Pay	4.000%	12/16/14	$100,000	7,355	2,138	5,217
28-Day Mexico Interbank TIIE Banxico Δ	HSB	Pay	7.330%	01/28/15	MXN 169,600,000	163,142	74,895	88,247
6-Month EUR-LIBOR	GSC	Pay	2.500%	06/16/15	EUR 10,800,000	(12,433)	(28,784)	16,351
6-Month EUR-LIBOR	MSC	Pay	2.500%	06/16/15	5,300,000	(6,102)	(16,645)	10,543
6-Month EUR-LIBOR	BRC	Pay	3.000%	06/16/15	108,500,000	3,309,883	334,649	2,975,234
6-Month EUR-LIBOR	DUB	Pay	3.000%	06/16/15	25,500,000	777,899	(2,787)	780,686
6-Month EUR-LIBOR	GSC	Pay	3.000%	06/16/15	6,400,000	195,237	(3,911)	199,148
3-Month USD-LIBOR Δ	MSC	Pay	4.000%	06/16/15	$99,900,000	5,125,305	5,335,622	(210,317)
3-Month USD-LIBOR Δ	RBS	Pay	4.000%	06/16/15	77,500,000	4,000,090	4,359,295	(359,205)
6-Month EUR-LIBOR Δ	CIT	Pay	3.500%	06/16/20	EUR 5,100,000	89,753	18,113	71,640
3-Month Canadian Bank Bill	RBC	Pay	5.800%	12/19/23	CAD 23,200,000	247,415	128,822	118,593
3-Month Canadian Bank Bill	RBS	Pay	5.700%	12/18/24	54,000,000	143,020	(36,710)	179,730

Total Interest Rate Swaps						$47,573,874	$11,826,750	$35,747,124

Total Swap Agreements						$66,625,960	$12,225,649	$54,400,311

(j)	As of March 31, 2010, securities with total aggregate values of $17,091,681, $7,604,953, and $269,981 were fully or partially segregated with broker(s)/custodian as collateral for open futures contracts, swap contracts and delayed delivery securities, respectively. In addition, $1,430,000 in cash was segregated as collateral for delayed delivery securities.

(k)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of March 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$52,887,922	$52,887,922	$-	$-
	Preferred Stocks (1)	1,898,950	-	-	1,898,950
	Corporate Bonds & Notes	1,453,636,065	-	1,452,803,514	832,551
	Senior Loan Notes	23,684,019	-	23,684,019	-
	Mortgage-Backed Securities	1,337,194,521	-	1,336,239,648	954,873
	Asset-Backed Securities	45,986,750	-	45,986,750	-
	U.S. Government Agency Issues	52,007,078	-	52,007,078	-
	U.S. Treasury Obligations	141,477,255	-	141,477,255	-
	Foreign Government Bonds & Notes	374,509,512	-	374,509,512	-
	Municipal Bonds	138,753,082	-	138,753,082	-
	Short-Term Investments	1,833,774,936	-	1,833,774,936	-
	Investments in Other Financial Instruments (2)	95,623,069	11,304,112	84,318,957	-

		5,551,433,159	64,192,034	5,483,554,751	3,686,374

Liabilities	Securities Sold Short	(77,952,821)	-	(77,952,821)	-
	Investments in Other Financial Instruments (2)	(21,312,136)	(2,477,748)	(18,669,958)	(164,430)

	Total	$5,452,168,202	$61,714,286	$5,386,931,972	$3,521,944

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Portfolio’s assets and liabilities for the period ended March 31, 2010:

								Change in Net
								Unrealized
					Total Change			Appreciation
					in Net			(Depreciation) on
	Value,	Net	Accrued	Total Net	Unrealized	Transfers		Level 3 Holdings
	Beginning	Purchases	Discounts	Realized	Appreciation	In and/or	Value,	Held at the End of
	of Period	(Sales)	(Premiums)	Gains (Losses)	(Depreciation)	Out of Level 3	End of Period	Period, if Applicable
Preferred Stocks (1)	$2,067,416	$-	$-	$-	($168,466)	$-	$1,898,950	($168,466)
Corporate Bonds & Notes	6,139,304	-	(4,316)	-	724,359	(6,026,796)	832,551	(239)
Mortgage-Backed Securities	978,251	(22,923)	194	292	(941)	-	954,873	(941)
Investments in Other Financial Instruments (2)	-	(184,043)	-	-	19,613	-	(164,430)	19,613

	$9,184,971	($206,966)	($4,122)	$292	$574,565	($6,026,796)	$3,521,944	($150,033)

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.
(2)	Investments in other financial instruments may include open futures contracts, swap contracts, purchased options, written options, and forward foreign currency contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
MONEY MARKET PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 102.2%

Certificates of Deposit - 2.3%

Rabobank Nederland NV NY
0.180% due 04/26/10	$24,250,000	$24,250,168

Commercial Paper - 83.4%

Bank of America Corp
0.188% due 05/03/10	34,000,000	33,994,258
Bank of Montreal (Canada)
0.180% due 04/07/10	13,200,000	13,199,604
0.183% due 04/28/10	29,500,000	29,496,017
Bank of Nova Scotia (Canada)
0.188% due 04/23/10	32,000,000	31,996,382
0.254% due 06/04/10	15,000,000	14,993,333
BNP Paribas Finance Inc
0.190% due 04/19/10	8,000,000	7,999,240
0.190% due 04/26/10	27,000,000	26,996,438
Commonwealth Bank of Australia (Australia)
0.198% due 05/25/10	29,000,000	28,991,517
ConocoPhillips Qatar Funding Ltd (Cayman)
0.172% due 06/03/10	29,500,000	29,491,224
Credit Agricole North America Inc
0.220% due 04/14/10	24,250,000	24,248,073
0.223% due 06/11/10	24,100,000	24,089,543
Electricite de France SA (France)
0.159% due 04/07/10	31,600,000	31,599,157
0.193% due 04/30/10	13,700,000	13,697,903
ENI Coordination Center SA (Belgium)
0.186% due 04/09/10	16,000,000	15,999,360
GDF Suez (France)
0.172% due 04/29/10	20,000,000	19,997,356
0.190% due 04/23/10	16,200,000	16,198,020
0.203% due 04/26/10	10,800,000	10,798,500
Government of Canada (Canada)
0.330% due 05/25/10	11,000,000	10,994,555
0.340% due 05/25/10	14,500,000	14,492,605
Hewlett Packard Co
0.160% due 04/26/10	34,700,000	34,696,144
John Deere Bank SA (Luxembourg)
0.152% due 04/07/10	23,400,000	23,399,415
Johnson & Johnson
0.274% due 08/06/10	15,500,000	15,485,236
0.274% due 08/09/10	24,250,000	24,226,356
L’Oreal USA Inc
0.183% due 05/20/10	3,200,000	3,199,216
Nestle Capital Corp
0.550% due 04/19/10	25,100,000	25,093,098
NetJets Inc
0.152% due 04/01/10	14,000,000	14,000,000
0.160% due 04/16/10	29,250,000	29,248,050
New York Life Capital Corp
0.152% due 04/13/10	19,250,000	19,249,038
Oracle Corp
0.160% due 05/17/10	32,000,000	31,993,458
Rabobank USA Financial Corp
0.019% due 04/14/10	24,250,000	24,248,380
Royal Bank of Canada (Canada)
0.254% due 06/21/10	18,180,000	18,169,774
Societe Generale North America Inc
0.193% due 04/19/10	12,750,000	12,748,789
0.210% due 04/26/10	29,250,000	29,245,734
The Coca-Cola Co
0.170% due 06/01/10	22,000,000	21,993,663
0.200% due 05/13/10	14,000,000	13,996,733
0.244% due 05/10/10	14,000,000	13,996,360
Total Capital Canada Ltd (Canada)
0.203% due 06/04/10	24,000,000	23,991,467
Toyota Motor Credit Corp
0.220% due 04/01/10	22,000,000	22,000,000
UBS Finance DE LLC
0.051% due 04/01/10	19,600,000	19,600,000
0.152% due 04/05/10	29,000,000	28,999,517
Westpac Banking Corp (Australia)
0.183% due 04/01/10	9,000,000	9,000,000
0.203% due 05/25/10	20,300,000	20,293,910

		878,147,423

Corporate Notes - 5.6%

ConocoPhillips
8.750% due 05/25/10	11,950,000	12,099,328
Procter & Gamble International Funding SCA
0.259% due 05/07/10 §	5,000,000	5,000,000
Toyota Motor Credit Corp
0.351% due 07/19/10 §	24,250,000	24,250,000
Wal-Mart Stores Inc
4.125% due 07/01/10	15,317,000	15,452,563
4.750% due 08/15/10	1,510,000	1,533,215

		58,335,106

U.S. Treasury Bills - 9.6%

0.243% due 09/16/10	28,000,000	27,968,705
0.445% due 06/03/10	29,250,000	29,223,894
0.490% due 07/29/10	19,500,000	19,468,416
0.518% due 07/01/10	24,250,000	24,218,278

		100,879,293

Repurchase Agreement - 1.3%

State Street Bank & Trust Co 0.000% due 04/01/10 (Dated 03/31/10, repurchase price of $14,114,000; collateralized by U.S. Treasury Bills: 0.000% due 04/08/10 and value $14,400,000)	14,114,000	14,114,000

Total Short-Term Investments
(Amortized Cost $1,075,725,990)		1,075,725,990

TOTAL INVESTMENTS - 102.2%
(Amortized Cost $1,075,725,990)		1,075,725,990

OTHER ASSETS & LIABILITIES, NET - (2.2%)		(23,024,581)

NET ASSETS - 100.0%		$1,052,701,409

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
MONEY MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of March 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Short-Term Investments	$1,075,725,990	$-	$1,075,725,990	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 36.4%

Consumer Discretionary - 1.1%

Cox Communications Inc
7.125% due 10/01/12	$6,675,000	$7,464,692
Reed Elsevier Capital Inc
4.625% due 06/15/12	8,525,000	8,982,929

		16,447,621

Consumer Staples - 2.7%

Anheuser-Busch InBev Worldwide Inc
3.000% due 10/15/12	5,010,000	5,147,590
7.200% due 01/15/14 ~	4,125,000	4,729,680
General Mills Inc
6.000% due 02/15/12	5,350,000	5,823,587
Kellogg Co
5.125% due 12/03/12	6,300,000	6,827,253
Kraft Foods Inc
6.000% due 02/11/13	1,425,000	1,565,046
6.250% due 06/01/12	5,515,000	6,038,545
The Kroger Co
6.750% due 04/15/12	2,275,000	2,486,832
Wal-Mart Stores Inc
3.200% due 05/15/14	7,500,000	7,697,265

		40,315,798

Energy - 1.2%

Enterprise Products Operating LLC
4.600% due 08/01/12	4,675,000	4,934,079
6.375% due 02/01/13	2,622,000	2,866,077
The Williams Cos Inc
6.375% due 10/01/10 ~ Δ	2,500,000	2,546,513
Williams Partners LP
3.800% due 02/15/15 ~	3,400,000	3,397,334
7.500% due 06/15/11	1,450,000	1,536,307
XTO Energy Inc
5.900% due 08/01/12	2,290,000	2,516,192

		17,796,502

Financials - 21.0%

African Development Bank (Multi-National)
1.750% due 10/01/12	13,900,000	13,974,643
Bank of Tokyo-Mitsubishi UFJ Ltd (Japan)
2.600% due 01/22/13 ~	2,650,000	2,670,848
Citigroup Funding Inc
2.125% due 07/12/12	8,300,000	8,453,509
Citigroup Inc
2.125% due 04/30/12	50,900,000	51,857,989
Commonwealth Bank of Australia (Australia)
2.500% due 12/10/12 ~	3,700,000	3,768,073
Danske Bank AS (Denmark)
1.102% due 08/23/10 §	3,800,000	3,801,227
Dexia Credit Local (France)
2.375% due 09/23/11 ~	14,700,000	15,017,976
General Electric Capital Corp
2.000% due 09/28/12	7,400,000	7,505,265
2.625% due 12/28/12	26,000,000	26,717,184
General Motors Acceptance Corp
1.750% due 10/30/12	26,600,000	26,770,639
HSBC Finance Corp
0.460% due 08/09/11 §	2,125,000	2,112,724
0.519% due 04/24/12 §	5,175,000	5,133,548
ING Bank (Netherlands)
2.625% due 02/09/12 ~	7,300,000	7,475,631
Lloyds TSB Bank PLC (United Kingdom)
4.375% due 01/12/15 ~	2,700,000	2,664,217
Metropolitan Life Global Funding I
2.500% due 01/11/13 ~	11,075,000	11,091,092
Morgan Stanley
6.000% due 05/13/14	6,800,000	7,351,630
Prudential Financial Inc
2.750% due 01/14/13	6,325,000	6,336,897
Rabobank Nederland NV (Netherlands)
4.200% due 05/13/14 ~	4,325,000	4,551,695
Reinsurance Group of America Inc
6.750% due 12/15/11	3,281,000	3,519,233
Simon Property Group LP
4.200% due 02/01/15	4,975,000	4,993,024
Sun Life Financial Global Funding LP
0.542% due 10/06/13 § ~	4,700,000	4,551,823
Suncorp-Metway Ltd (Australia)
1.501% due 04/15/11 § ~	31,700,000	32,085,535
The Bear Stearns Cos Inc LLC
5.700% due 11/15/14	9,000,000	9,811,062
6.950% due 08/10/12	12,100,000	13,412,184
US Central Federal Credit Union
1.250% due 10/19/11	9,900,000	9,963,073
1.900% due 10/19/12	7,300,000	7,371,817
Wachovia Corp
5.500% due 05/01/13	7,300,000	7,889,351
Waddell & Reed Financial Inc
5.600% due 01/15/11	4,350,000	4,486,694
WEA Finance LLC
5.400% due 10/01/12 ~	2,125,000	2,254,211
Western Corporate Federal Credit Union
1.750% due 11/02/12	3,700,000	3,712,991

		311,305,785

Health Care - 1.7%

Express Scripts Inc
5.250% due 06/15/12	4,625,000	4,933,991
Merck & Co Inc
1.875% due 06/30/11	2,700,000	2,726,517
Novartis Capital Corp
1.900% due 04/24/13	8,175,000	8,175,687
Roche Holdings Inc
5.000% due 03/01/14 ~	6,175,000	6,675,731
St. Jude Medical Inc
3.750% due 07/15/14	2,925,000	3,002,243

		25,514,169

Industrials - 0.2%

CSX Corp
6.750% due 03/15/11	2,175,000	2,288,681

Information Technology - 1.2%

Fiserv Inc
6.125% due 11/20/12	7,294,000	7,943,312
Hewlett-Packard Co
2.250% due 05/27/11	9,400,000	9,547,288

		17,490,600

Telecommunication Services - 5.5%

AT&T Inc
5.300% due 11/15/10	8,000,000	8,231,712
BellSouth Corp
4.950% due 04/26/11 ~	15,900,000	15,936,061
Rogers Communications Inc (Canada)
5.500% due 03/15/14	1,175,000	1,264,518
6.250% due 06/15/13	1,250,000	1,378,438
6.375% due 03/01/14	3,250,000	3,609,632
7.875% due 05/01/12	471,000	524,987
Telecom Italia Capital SA (Luxembourg)
5.250% due 11/15/13	7,675,000	8,044,789
Telefonica Emisiones SAU (Spain)
5.855% due 02/04/13	7,150,000	7,778,828

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
Verizon Wireless Capital LLC
3.750% due 05/20/11	$20,450,000	$21,093,091
Vodafone Group PLC (United Kingdom)
5.350% due 02/27/12	12,350,000	13,173,720

		81,035,776

Utilities - 1.8%

Duke Energy Corp
6.300% due 02/01/14	6,018,000	6,709,294
Enel Finance International SA (Luxembourg)
5.700% due 01/15/13 ~ Δ	4,825,000	5,221,798
FirstEnergy Corp
6.450% due 11/15/11	120,000	127,327
MidAmerican Energy Holdings Co
5.000% due 02/15/14	7,054,000	7,488,237
NiSource Finance Corp
7.875% due 11/15/10	50,000	51,926
Progress Energy Inc
6.050% due 03/15/14	3,448,000	3,797,438
Southern Co
0.649% due 10/21/11 §	3,150,000	3,168,906

		26,564,926

Total Corporate Bonds & Notes
(Cost $529,724,241)		538,759,858

MORTGAGE-BACKED SECURITIES - 27.8%

Collateralized Mortgage Obligations - Commercial - 1.4%

Credit Suisse First Boston Mortgage Securities Corp
6.530% due 06/15/34 "	19,382,081	20,074,081
Credit Suisse First Boston Mortgage Securities Corp (IO)
1.693% due 05/15/38 § " ~ Δ	12,009,790	35,701
Prudential Commercial Mortgage Trust (IO)
1.463% due 02/11/36 " § ~ Δ	23,118,174	318,807

		20,428,589

Collateralized Mortgage Obligations - Residential - 8.9%

Adjustable Rate Mortgage Trust
3.175% due 04/25/35 " §	698,471	581,641
Banc of America Mortgage Securities Inc
3.875% due 05/25/34 " §	425,636	352,695
Bear Stearns Adjustable Rate Mortgage Trust
3.059% due 04/25/34 " §	719,789	646,908
4.140% due 11/25/34 " §	2,202,261	1,970,225
Bear Stearns Alt-A Trust
0.596% due 01/25/35 " §	3,048,232	2,180,923
0.886% due 04/25/34 " §	873,409	662,733
Chase Mortgage Finance Corp
3.545% due 02/25/37 " §	2,495,405	2,318,616
3.642% due 02/25/37 " §	5,792,065	5,446,301
3.824% due 02/25/37 " §	4,080,603	3,709,147
4.078% due 02/25/37 " §	998,142	918,134
4.562% due 02/25/37 " §	2,896,007	2,898,668
Countrywide Home Loan Mortgage Pass-Through Trust
3.421% due 02/19/34 " §	2,893,710	2,536,218
3.527% due 11/20/34 " §	877,550	719,943
3.851% due 08/25/33 " §	40,093	35,599
Fannie Mae
1.086% due 04/25/48 " §	12,286,161	12,322,187
1.196% due 10/25/31 " §	3,560,951	3,657,665
5.000% due 08/25/19 - 01/25/25 "	22,148,868	23,516,252
FDIC Structured Sale Guaranteed Notes
0.798% due 02/25/48 " Δ	2,883,413	2,894,248
First Horizon Asset Securities Inc
3.007% due 12/25/34 " §	306,881	295,118
Freddie Mac
0.000% due 05/15/36 - 03/15/37 " § Δ	906,738	890,544
0.530% due 05/15/37 " §	12,595,033	12,460,470
7.000% due 09/15/30 "	2,185,575	2,460,531
Harborview Mortgage Loan Trust
0.580% due 06/20/35 " §	1,399,630	1,063,016
JPMorgan Mortgage Trust
3.441% due 07/25/35 " §	3,140,791	2,940,890
4.011% due 07/25/35 " §	3,213,612	2,928,515
4.071% due 07/25/35 " §	971,921	909,256
MASTR Adjustable Rate Mortgages Trust
1.964% due 09/25/34 " §	918,093	690,689
Merrill Lynch Mortgage Investors Inc
3.585% due 07/25/33 " §	96,032	92,299
5.129% due 12/25/35 " §	5,582,000	3,844,145
Sequoia Mortgage Trust
0.921% due 11/20/34 " §	1,006,795	835,527
Structured Adjustable Rate Mortgage Loan Trust
0.586% due 08/25/35 " §	583,724	456,976
2.582% due 09/25/34 " §	534,158	457,741
2.865% due 06/25/34 " §	4,392,589	3,998,087
2.915% due 05/25/34 " §	1,249,760	1,129,009
2.950% due 11/25/34 " §	2,435,647	1,987,603
2.953% due 02/25/34 " §	78,340	64,303
2.965% due 03/25/34 " §	187,431	154,460
3.093% due 05/25/34 " §	393,189	345,267
Structured Asset Securities Corp
2.703% due 07/25/33 " §	619,816	544,485
Washington Mutual Mortgage Pass-Through Certificates
0.536% due 07/25/45 " §	4,783,039	3,700,521
0.566% due 08/25/45 " §	3,102,618	2,404,091
1.303% due 11/25/46 " §	11,877,033	6,571,990
3.080% due 06/25/34 " §	1,379,523	1,287,696
4.791% due 09/25/35 " §	9,000,000	7,291,284
Washington Mutual MSC Mortgage Pass-Through Certificates
7.000% due 03/25/34 "	1,464,501	1,508,348
Wells Fargo Mortgage-Backed Securities Trust
3.305% due 10/25/35 " §	3,090,384	2,979,412

		131,660,376

Fannie Mae - 9.0%

2.590% due 02/01/33 - 02/01/34 " §	12,161,578	12,521,120
2.594% due 04/01/34 " §	3,331,055	3,427,613
2.785% due 02/01/33 " §	478,696	486,761
2.819% due 06/01/35 " §	2,583,388	2,628,972
2.892% due 01/01/35 " §	2,950,882	3,021,156
2.910% due 12/01/33 " §	2,483,778	2,542,854
2.942% due 06/01/33 " §	2,659,397	2,731,051
3.003% due 12/01/33 " §	2,998,149	3,090,291
3.018% due 05/01/35 " §	1,550,133	1,579,562
3.033% due 02/01/34 " §	2,169,445	2,233,413
3.098% due 11/01/35 " §	2,985,120	3,093,835
3.105% due 10/01/34 " §	2,280,772	2,375,418
3.439% due 05/01/35 " §	6,238,847	6,394,489
3.466% due 07/01/35 " §	3,295,482	3,424,266
3.550% due 08/01/33 " §	4,683,922	4,864,811
3.606% due 04/01/33 " §	772,879	787,042
3.750% due 05/01/33 - 04/01/35 " §	2,780,376	2,876,078
3.894% due 03/01/35 " §	1,521,882	1,556,330
4.000% due 11/01/13 "	3,846,302	3,946,032
4.002% due 05/01/33 " §	2,866,678	2,966,358
4.500% due 11/01/18 - 02/01/24 "	1,219,037	1,270,332
4.596% due 07/01/35 " §	8,352,396	8,692,279
4.729% due 08/01/35 " §	7,514,376	7,829,112
4.920% due 07/01/35 " §	3,879,577	4,014,828
4.939% due 06/01/35 " §	3,962,474	4,144,476

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
5.000% due 07/01/19 - 01/01/20 "	$337,080	$358,652
5.500% due 04/01/11 - 06/01/20 "	25,335,119	27,315,011
6.000% due 01/01/18 "	6,371,591	6,888,515
6.500% due 05/01/33 "	3,526,986	3,887,453
7.000% due 05/01/33 - 06/01/33 "	1,500,357	1,664,156

		132,612,266

Freddie Mac - 6.9%

3.809% due 02/01/34 " §	5,310,954	5,483,336
3.711% due 03/01/35 " §	1,938,286	1,982,507
3.849% due 08/01/35 " §	5,272,607	5,495,334
4.312% due 03/01/35 " §	1,526,072	1,584,556
4.000% due 02/01/14 - 04/01/14 "	6,664,187	6,849,497
4.357% due 02/01/35 " §	2,171,674	2,234,487
4.500% due 04/01/18 - 08/01/20 "	2,467,206	2,596,122
4.891% due 09/01/35 " §	6,882,987	7,122,131
5.000% due 10/01/17 - 03/01/18 "	27,677,795	29,415,305
5.500% due 02/01/12 - 11/01/21 "	28,715,523	30,975,948
6.000% due 04/01/33 "	8,121,099	8,817,859

		102,557,082

Government National Mortgage Association - 1.6%

2.750% due 01/20/35 " §	4,613,872	4,694,512
3.250% due 07/20/34 " §	4,765,349	4,824,213
3.500% due 09/20/34 " §	2,406,362	2,456,704
5.500% due 07/15/20 "	2,240,372	2,416,008
6.000% due 01/15/22 "	9,108,460	9,835,366

		24,226,803

Total Mortgage-Backed Securities
(Cost $415,470,549)		411,485,116

ASSET-BACKED SECURITIES - 6.6%

Bank of America Auto Trust
1.670% due 12/15/13 " ~ Δ	14,000,000	14,108,879
1.700% due 12/15/11 " ~ Δ	16,746,205	16,809,292
2.130% due 09/15/13 " ~ Δ	12,000,000	12,184,250
Chase Issuance Trust
1.030% due 06/15/12 " §	15,000,000	15,022,062
4.960% due 09/17/12 "	17,000,000	17,348,667
College Loan Corp
0.409% due 04/25/21 " §	5,500,000	5,483,585
Countrywide Home Equity Loan Trust
0.450% due 12/15/29 " §	493,746	234,451
0.450% due 04/15/30 " §	863,816	486,069
0.490% due 10/15/28 " §	550,835	432,586
0.490% due 06/15/29 " §	519,748	357,042
Ford Credit Auto Owner Trust
1.510% due 01/15/14 "	12,000,000	12,055,277
GMAC Mortgage Corp Loan Trust
7.000% due 09/25/37 "	2,300,522	1,200,932
HFC Home Equity Loan Asset-Backed Certificates
0.590% due 09/20/33 " §	1,993,967	1,763,401

Total Asset-Backed Securities
(Cost $98,889,523)		97,486,493

U.S. GOVERNMENT AGENCY ISSUES - 3.4%

Fannie Mae
4.680% due 06/15/11	25,700,000	26,907,926
Federal Home Loan Bank
3.750% due 09/09/11	21,900,000	22,821,377

Total U.S. Government Agency Issues
(Cost $48,734,710)		49,729,303

U.S. TREASURY OBLIGATIONS - 13.1%

U.S. Treasury Inflation Protected Securities - 5.6%

0.875% due 04/15/10 ∧	79,942,533	79,973,790
2.000% due 01/15/16 ∧ ‡	3,001,983	3,189,138

		83,162,928

U.S. Treasury Notes - 7.5%

1.000% due 03/31/12	94,700,000	94,685,132
2.375% due 10/31/14	10,900,000	10,888,087
2.500% due 03/31/15	5,100,000	5,086,857

		110,660,076

Total U.S. Treasury Obligations
(Cost $193,860,872)		193,823,004

FOREIGN GOVERNMENT BONDS & NOTES - 1.1%

Kommunalbanken (Norway)
2.000% due 01/14/13	13,800,000	13,922,654
Societe Financement de l’Economie Francaise (France)
2.000% due 02/25/11 ~	2,600,000	2,636,780

Total Foreign Government Bonds & Notes
(Cost $16,497,683)		16,559,434

SHORT-TERM INVESTMENTS - 9.8%

Repurchase Agreements - 9.8%

State Street Bank & Trust Co 0.000% due 04/01/10 (Dated 03/31/10, repurchase price of $445,000; collateralized by U.S. Treasury Bills: 0.000% due 04/08/10 and value $455,000)	445,000	445,000
UBS Securities Inc 0.020% due 04/01/10 (Dated 03/31/10, repurchase price of $144,000,080; collateralized by Freddie Mac: 2.360% - 6.858% due 12/01/22 - 08/01/39 and value $146,881,500)	144,000,000	144,000,000

		144,445,000

Total Short-Term Investments
(Cost $144,445,000)		144,445,000

TOTAL INVESTMENTS - 98.2%
(Cost $1,447,622,578)		1,452,288,208

OTHER ASSETS & LIABILITIES, NET - 1.8%		26,971,911

NET ASSETS - 100.0%		$1,479,260,119

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	3.7% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

(c)	Open futures contracts outstanding as of March 31, 2010 were as follows:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)
Eurodollar (06/10)	334	$334,000,000	$578,640
Eurodollar (12/10)	1	1,000,000	470
U.S. Treasury 2-Year Notes (06/10)	3,044	608,800,000	(296,886)

Short Futures Outstanding
Eurodollar (03/11)	119	119,000,000	(10,710)
Eurodollar (06/11)	119	119,000,000	(10,710)
Eurodollar (09/11)	45	45,000,000	(4,050)
Eurodollar (12/11)	45	45,000,000	(3,488)
U.S. Treasury 5-Year Notes (06/10)	311	31,100,000	(77,674)
U.S. Treasury 10-Year Notes (06/10)	169	16,900,000	139,546
U.S. Treasury 30-Year Bonds (06/10)	32	3,200,000	(6,310)

			$308,828

(d)	As of March, 31, 2010, securities with a total aggregate value of $2,337,157 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(e)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of March 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Corporate Bonds & Notes	$538,759,858	$-	$538,759,858	$-
	Mortgage-Backed Securities	411,485,116	-	411,485,116	-
	Asset-Backed Securities	97,486,493	-	97,486,493	-
	U.S. Government Agency Issues	49,729,303	-	49,729,303	-
	U.S. Treasury Obligations	193,823,004	-	193,823,004	-
	Foreign Government Bonds & Notes	16,559,434	-	16,559,434	-
	Short-Term Investments	144,445,000	-	144,445,000	-
	Investments in Other Financial Instruments (1)	718,656	718,656	-	-

		1,453,006,864	718,656	1,452,288,208	-

Liabilities	Investments in Other Financial Instruments (1)	(409,828)	(409,828)	-	-

	Total	$1,452,597,036	$308,828	$1,452,288,208	$-

(1)	Investments in other financial instruments may include open futures contracts, swap contracts, purchased options, written options, and forward foreign currency contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
AMERICAN FUNDS® GROWTH PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUND - 100.0%

American Funds Insurance Series® Growth Fund - Class 1	19,527,234	$956,834,464

TOTAL INVESTMENTS - 100.0%
(Cost $1,115,667,497)		956,834,464

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(472,803)

NET ASSETS - 100.0%		$956,361,661

Note to Schedule of Investments

PACIFIC SELECT FUND
AMERICAN FUNDS® GROWTH-INCOME PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUND - 100.0%

American Funds Insurance Series® Growth-Income Fund - Class 1	46,939,671	$1,534,927,257

TOTAL INVESTMENTS - 100.0%
(Cost $1,829,483,039)		1,534,927,257

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(728,536)

NET ASSETS - 100.0%		$1,534,198,721

(a)	Fair Value Measurements

The following is a summary of the Portfolios’ holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolios’ assets and liabilities as of March 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
American Funds Growth Portfolio
Assets	Affiliated Mutual Fund	$956,834,464	$956,834,464	$-	$-

American Funds Growth-Income Portfolio
Assets	Affiliated Mutual Fund	$1,534,927,257	$1,534,927,257	$-	$-

American Funds Growth and American Funds Growth-Income Portfolios (each a “Feeder Portfolio”, collectively “the Feeder Portfolios”) invest substantially all of their assets in Class 1 shares of the Growth and Growth-Income Funds of the American Funds Insurance Series, respectively, (each a “Master Fund”, collectively “the Master Funds”). Each Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The Schedule of Investments of the Master Funds may be obtained on the Securities and Exchange Commission’s website http://www.sec.gov and on the Pacific Select Fund’s website at http://www.pacificlife.com. American Funds is a registered trademark of American Funds Distributors, Inc.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.2%

Consumer Discretionary - 17.8%

Comcast Corp ‘A’	5,135,604	$96,652,067
DIRECTV ‘A’ *	716,278	24,217,359
J.C. Penney Co Inc	501,800	16,142,906
Lowe’s Cos Inc	886,200	21,481,488
Macy’s Inc	505,140	10,996,898
News Corp ‘B’	2,152,300	36,610,623
Target Corp	145,200	7,637,520
The Home Depot Inc	780,600	25,252,410
Time Warner Cable Inc	565,963	30,171,488
Time Warner Inc	1,017,666	31,822,416
Viacom Inc ‘B’ *	2,568,800	88,315,344

		389,300,519

Consumer Staples - 11.0%

Altria Group Inc	919,000	18,857,880
CVS Caremark Corp	779,900	28,513,144
Kraft Foods Inc ‘A’	1,509,979	45,661,765
PepsiCo Inc	103,200	6,827,712
Philip Morris International Inc	474,900	24,770,784
The Coca-Cola Co	404,900	22,269,500
The Procter & Gamble Co	152,400	9,642,348
Unilever NV ‘NY’ (Netherlands)	1,191,400	35,932,624
Wal-Mart Stores Inc	885,400	49,228,240

		241,703,997

Energy - 7.2%

BP PLC ADR (United Kingdom)	280,300	15,996,721
Chevron Corp	519,300	39,378,519
ConocoPhillips	587,700	30,072,609
Halliburton Co	1,162,100	35,014,073
Royal Dutch Shell PLC ADR ‘A’ (United Kingdom)	373,100	21,587,566
Total SA ADR (France)	281,800	16,350,036

		158,399,524

Financials - 24.8%

Aflac Inc	220,600	11,976,374
Bank of America Corp	3,148,613	56,202,742
Berkshire Hathaway Inc ‘B’ *	269,650	21,914,455
Citigroup Inc *	5,081,600	20,580,480
JPMorgan Chase & Co	1,573,400	70,409,650
MetLife Inc	746,500	32,353,310
Primerica Inc *	12,000	180,000
State Street Corp	194,200	8,766,188
The Bank of New York Mellon Corp	1,532,954	47,337,620
The Chubb Corp	2,244,340	116,369,029
The Goldman Sachs Group Inc	112,700	19,230,001
The PNC Financial Services Group Inc	491,100	29,318,670
The Travelers Cos Inc	915,900	49,403,646
Torchmark Corp	354,300	18,958,593
U.S. Bancorp	640,600	16,578,728
Wells Fargo & Co	801,800	24,952,016

		544,531,502

Health Care - 13.8%

Abbott Laboratories	302,700	15,946,236
Boston Scientific Corp *	1,103,800	7,969,436
Bristol-Myers Squibb Co	1,887,963	50,408,612
Cardinal Health Inc	1,120,400	40,368,012
Eli Lilly & Co	687,600	24,904,872
GlaxoSmithKline PLC ADR (United Kingdom)	280,300	10,797,156
Merck & Co Inc	1,147,459	42,857,594
Pfizer Inc	3,355,029	57,538,747
Roche Holding AG ADR (Switzerland)	403,100	16,333,612
UnitedHealth Group Inc *	546,800	17,863,956
WellPoint Inc *	270,900	17,440,542

		302,428,775

Industrials - 3.9%

Emerson Electric Co	301,400	15,172,476
General Electric Co	1,764,802	32,119,396
Honeywell International Inc	394,600	17,863,542
Ingersoll-Rand PLC (Ireland)	579,100	20,193,217

		85,348,631

Information Technology - 10.6%

Accenture PLC ‘A’ (Ireland)	278,000	11,662,100
Cisco Systems Inc *	933,700	24,304,211
Cognex Corp	50,300	930,047
Dell Inc *	1,338,256	20,087,222
eBay Inc *	2,354,300	63,448,385
Flextronics International Ltd * (Singapore)	132,000	1,034,880
Hewlett-Packard Co	451,300	23,986,595
Intel Corp	1,503,000	33,456,780
KLA-Tencor Corp	388,600	12,015,512
Microsoft Corp	258,400	7,563,368
The Western Union Co	295,600	5,013,376
Yahoo! Inc *	1,788,100	29,557,293

		233,059,769

Materials - 4.0%

Alcoa Inc	1,242,200	17,688,928
E.I. du Pont de Nemours & Co	397,067	14,786,775
International Paper Co	2,220,178	54,638,581

		87,114,284

Telecommunication Services - 3.8%

AT&T Inc	1,035,200	26,749,568
Verizon Communications Inc	1,277,700	39,634,254
Vodafone Group PLC ADR (United Kingdom)	746,700	17,390,643

		83,774,465

Utilities - 0.3%

Sempra Energy	132,100	6,591,790

Total Common Stocks
(Cost $1,931,735,505)		2,132,253,256

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.5%

Repurchase Agreement - 2.5%

Fixed Income Clearing Corp 0.000% due 04/01/10 (Dated 03/31/10, repurchase price of $55,051,000; collateralized by Fannie Mae: 1.722% due 05/10/11 and value $56,153,013)	$55,051,000	55,051,000

Total Short-Term Investment
(Cost $55,051,000)		55,051,000

TOTAL INVESTMENTS - 99.7%
(Cost $1,986,786,505)		2,187,304,256

OTHER ASSETS & LIABILITIES, NET - 0.3%		6,182,427

NET ASSETS - 100.0%		$2,193,486,683

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of March 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$2,132,253,256	$2,132,253,256	$-	$-
	Short-Term Investment	55,051,000	-	55,051,000	-

	Total	$2,187,304,256	$2,132,253,256	$55,051,000	$-

(1) For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
DIVERSIFIED RESEARCH PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%

Consumer Discretionary - 12.1%

Carnival Corp (Panama)	89,900	$3,495,312
CBS Corp ‘B’	104,500	1,456,730
Coach Inc	61,900	2,446,288
DreamWorks Animation SKG Inc ‘A’ *	58,600	2,308,254
Gannett Co Inc	319,600	5,279,792
Lowe’s Cos Inc	156,100	3,783,864
McDonald’s Corp	70,200	4,683,744
Scripps Networks Interactive Inc ‘A’	65,500	2,904,925
Stanley Black & Decker Inc	48,300	2,772,903
Strayer Education Inc	23,200	5,649,664
Target Corp	152,800	8,037,280
The Home Depot Inc	141,300	4,571,055
Time Warner Cable Inc	84,569	4,508,373
Urban Outfitters Inc *	133,000	5,057,990
Viacom Inc ‘B’ *	76,900	2,643,822

		59,599,996

Consumer Staples - 10.8%

Alberto-Culver Co	91,200	2,384,880
Colgate-Palmolive Co	57,800	4,928,028
Costco Wholesale Corp	29,600	1,767,416
General Mills Inc	81,800	5,790,622
Kraft Foods Inc ‘A’	201,356	6,089,005
PepsiCo Inc	134,300	8,885,288
Philip Morris International Inc	178,200	9,294,912
The Coca-Cola Co	65,800	3,619,000
The Procter & Gamble Co	117,900	7,459,533
Wal-Mart Stores Inc	54,500	3,030,200

		53,248,884

Energy - 11.0%

Cenovus Energy Inc (NYSE) (Canada)	179,200	4,696,832
Chevron Corp	203,090	15,400,315
Diamond Offshore Drilling Inc	18,700	1,660,747
Pioneer Natural Resources Co	135,800	7,648,256
Royal Dutch Shell PLC ADR (United Kingdom) ‘A’	258,700	14,968,382
Schlumberger Ltd (Netherlands)	55,200	3,502,992
Transocean Ltd * (Switzerland)	30,600	2,643,228
Weatherford International Ltd * (Switzerland)	222,800	3,533,608

		54,054,360

Financials - 13.9%

Aon Corp	71,200	3,040,952
Berkshire Hathaway Inc ‘A’ *	25	3,045,000
BlackRock Inc	4,400	958,144
CME Group Inc ‘A’	8,900	2,813,379
JPMorgan Chase & Co	250,624	11,215,424
Plum Creek Timber Co Inc REIT	60,100	2,338,491
RenaissanceRe Holdings Ltd (Bermuda)	54,400	3,087,744
State Street Corp	47,200	2,130,608
The Allstate Corp	166,000	5,363,460
The Bank of New York Mellon Corp	88,700	2,739,056
The Charles Schwab Corp	168,100	3,141,789
The Goldman Sachs Group Inc	119,900	20,458,537
The Progressive Corp	200,200	3,821,818
Ventas Inc REIT	95,000	4,510,600

		68,665,002

Health Care - 15.8%

Allergan Inc	143,780	9,391,710
Baxter International Inc	96,000	5,587,200
Boston Scientific Corp *	398,400	2,876,448
Celgene Corp *	198,700	12,311,452
Cerner Corp *	94,400	8,029,664
DaVita Inc *	127,400	8,077,160
Johnson & Johnson	75,400	4,916,080
Medtronic Inc	101,700	4,579,551
Merck & Co Inc	239,721	8,953,579
Mettler-Toledo International Inc *	25,800	2,817,360
Shire PLC ADR (United Kingdom)	159,900	10,547,004

		78,087,208

Industrials - 8.9%

Cummins Inc	80,900	5,011,755
Danaher Corp	43,300	3,460,103
Emerson Electric Co	58,500	2,944,890
FedEx Corp	83,300	7,780,220
First Solar Inc *	20,900	2,563,385
General Electric Co	137,800	2,507,960
Illinois Tool Works Inc	60,000	2,841,600
Iron Mountain Inc	117,300	3,214,020
Jacobs Engineering Group Inc *	54,100	2,444,779
Norfolk Southern Corp	119,600	6,684,444
Parker-Hannifin Corp	32,600	2,110,524
Spirit AeroSystems Holdings Inc ‘A’ *	92,300	2,157,974

		43,721,654

Information Technology - 15.6%

Adobe Systems Inc *	111,200	3,933,144
Apple Inc *	59,400	13,954,842
Cisco Systems Inc *	229,900	5,984,297
Google Inc ‘A’ *	15,300	8,675,253
Jabil Circuit Inc	330,200	5,345,938
Juniper Networks Inc *	211,400	6,485,752
Maxim Integrated Products Inc	190,600	3,695,734
NetApp Inc *	165,300	5,382,168
Oracle Corp	247,800	6,365,982
QUALCOMM Inc	163,900	6,882,161
Research In Motion Ltd (NASDAQ) * (Canada)	24,400	1,804,380
Visa Inc ‘A’	94,300	8,584,129

		77,093,780

Materials - 5.2%

Air Products & Chemicals Inc	50,600	3,741,870
Allegheny Technologies Inc	97,600	5,269,424
Barrick Gold Corp (NYSE) (Canada)	68,800	2,637,792
Cliffs Natural Resources Inc	45,700	3,242,415
Monsanto Co	34,300	2,449,706
Nucor Corp	58,400	2,650,192
Potash Corp of Saskatchewan Inc (NYSE) (Canada)	28,000	3,341,800
Vulcan Materials Co	48,500	2,291,140

		25,624,339

Telecommunication Services - 3.3%

American Tower Corp ‘A’ *	344,800	14,691,928
tw telecom Inc *	87,685	1,591,483

		16,283,411

Utilities - 1.4%

American Water Works Co Inc	123,600	2,689,536
Edison International	61,400	2,098,038
Sempra Energy	37,500	1,871,250

		6,658,824

Total Common Stocks
(Cost $408,334,081)		483,037,458

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
DIVERSIFIED RESEARCH PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 2.8%

Repurchase Agreement - 2.8%

Fixed Income Clearing Corp 0.000% due 04/01/10 (Dated 03/31/10, repurchase price of $13,755,000; collateralized by Federal Home Loan Bank: 0.700% due 04/18/11 and value $14,032,156)	$13,755,000	$13,755,000

Total Short-Term Investment
(Cost $13,755,000)		13,755,000

TOTAL INVESTMENTS - 100.8%
(Cost $422,089,081)		496,792,458

OTHER ASSETS & LIABILITIES, NET - (0.8%)		(4,145,046)

NET ASSETS - 100.0%		$492,647,412

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of March 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$483,037,458	$483,037,458	$-	$-
	Short-Term Investment	13,755,000	-	13,755,000	-

	Total	$496,792,458	$483,037,458	$13,755,000	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
EQUITY PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%

Consumer Discretionary - 12.9%

Coach Inc	53,200	$2,102,464
DreamWorks Animation SKG Inc ‘A’ *	46,400	1,827,696
Lowe’s Cos Inc	36,100	875,064
Omnicom Group Inc	19,900	772,319
Scripps Networks Interactive Inc ‘A’	18,300	811,605
Strayer Education Inc	7,800	1,899,456
Target Corp	81,860	4,305,836
Time Warner Cable Inc	20,904	1,114,392
Time Warner Inc	16,503	516,049
Urban Outfitters Inc *	55,200	2,099,256
Viacom Inc ‘B’ *	76,800	2,640,384

		18,964,521

Consumer Staples - 9.9%

Alberto-Culver Co	27,800	726,970
Avon Products Inc	32,600	1,104,162
Colgate-Palmolive Co	12,500	1,065,750
Costco Wholesale Corp	14,100	841,911
PepsiCo Inc	74,400	4,922,304
Philip Morris International Inc	40,900	2,133,344
The Procter & Gamble Co	24,400	1,543,788
Wal-Mart Stores Inc	39,700	2,207,320

		14,545,549

Energy - 4.6%

Baker Hughes Inc	6,200	290,408
Diamond Offshore Drilling Inc	3,100	275,311
Schlumberger Ltd (Netherlands)	60,600	3,845,676
Transocean Ltd * (Switzerland)	9,900	855,162
Weatherford International Ltd * (Switzerland)	91,200	1,446,432

		6,712,989

Financials - 7.6%

Berkshire Hathaway Inc ‘A’ *	7	852,600
JPMorgan Chase & Co	50,700	2,268,825
The Bank of New York Mellon Corp	16,200	500,256
The Charles Schwab Corp	112,900	2,110,101
The Goldman Sachs Group Inc	22,200	3,787,986
The Progressive Corp	81,200	1,550,108

		11,069,876

Health Care - 19.8%

Aetna Inc	23,400	821,574
Allergan Inc	31,700	2,070,644
Baxter International Inc	66,100	3,847,020
Celgene Corp *	76,800	4,758,528
Cerner Corp *	58,500	4,976,010
DaVita Inc *	50,500	3,201,700
Medtronic Inc	70,600	3,179,118
Merck & Co Inc	16,700	623,745
Shire PLC ADR (United Kingdom)	45,000	2,968,200
Teva Pharmaceutical Industries Ltd ADR (Israel)	23,436	1,478,343
UnitedHealth Group Inc *	35,600	1,163,052

		29,087,934

Industrials - 7.5%

Cummins Inc	5,300	328,335
Danaher Corp	21,800	1,742,038
Emerson Electric Co	18,200	916,188
FedEx Corp	21,000	1,961,400
First Solar Inc *	18,400	2,256,760
Illinois Tool Works Inc	26,300	1,245,568
Iron Mountain Inc	40,400	1,106,960
Jacobs Engineering Group Inc *	9,400	424,786
W.W. Grainger Inc	8,700	940,644

		10,922,679

Information Technology - 28.0%

Adobe Systems Inc *	76,600	2,709,342
Akamai Technologies Inc *	22,500	706,725
Apple Inc *	22,300	5,238,939
Broadcom Corp ‘A’	59,700	1,980,846
Cisco Systems Inc *	160,630	4,181,199
eBay Inc *	28,700	773,465
Google Inc ‘A’ *	9,520	5,397,935
International Business Machines Corp	6,600	846,450
Jabil Circuit Inc	25,600	414,464
Juniper Networks Inc *	113,000	3,466,840
Maxim Integrated Products Inc	35,700	692,223
NetApp Inc *	30,700	999,592
Nintendo Co Ltd ADR (Japan)	48,700	2,028,355
Oracle Corp	91,700	2,355,773
Paychex Inc	22,500	690,750
QUALCOMM Inc	89,760	3,769,022
Research In Motion Ltd (NASDAQ) * (Canada)	22,700	1,678,665
Visa Inc ‘A’	33,900	3,085,917

		41,016,502

Materials - 6.7%

Allegheny Technologies Inc	52,800	2,850,672
Cliffs Natural Resources Inc	25,700	1,823,415
Ecolab Inc	20,600	905,370
Monsanto Co	35,000	2,499,700
Vulcan Materials Co	36,800	1,738,432

		9,817,589

Telecommunication Services - 1.7%

American Tower Corp ‘A’ *	58,600	2,496,946

Total Common Stocks
(Cost $120,215,861)		144,634,585

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.3%

Repurchase Agreement - 1.3%

State Street Bank & Trust Co
0.000% due 04/01/10 (Dated 03/31/10, repurchase price of $1,924,000; collateralized by U.S. Treasury Bills: 0.000% due 04/08/10 and value $1,965,000)	$1,924,000	1,924,000

Total Short-Term Investment
(Cost $1,924,000)		1,924,000

TOTAL INVESTMENTS - 100.0%
(Cost $122,139,861)		146,558,585

OTHER ASSETS & LIABILITIES, NET - 0.0%		46,845

NET ASSETS - 100.0%		$146,605,430

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of March 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$144,634,585	$144,634,585	$-	$-
	Short-Term Investment	1,924,000	-	1,924,000	-

	Total	$146,558,585	$144,634,585	$1,924,000	$-

(1) For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.0%

Consumer Discretionary - 10.0%

Abercrombie & Fitch Co ‘A’	29,500	$1,346,380
Amazon.com Inc *	124,940	16,958,106
Apollo Group Inc ‘A’ *	45,100	2,764,179
AutoNation Inc *	39,155	707,922
AutoZone Inc *	10,900	1,886,681
Bed Bath & Beyond Inc *	94,700	4,144,072
Best Buy Co Inc	121,748	5,179,160
Big Lots Inc *	32,400	1,180,008
Carnival Corp (Panama)	162,100	6,302,448
CBS Corp ‘B’	251,043	3,499,539
Coach Inc	114,200	4,513,184
Comcast Corp ‘A’	1,035,732	19,492,476
D.R. Horton Inc	107,500	1,354,500
Darden Restaurants Inc	47,200	2,102,288
DeVry Inc	24,200	1,577,840
DIRECTV ‘A’ *	336,100	11,363,541
Discovery Communications Inc ‘A’ *	105,500	3,564,845
Eastman Kodak Co *	83,100	481,149
Expedia Inc	82,100	2,049,216
Family Dollar Stores Inc	47,600	1,742,636
Ford Motor Co *	1,229,427	15,453,897
Fortune Brands Inc	58,400	2,832,984
GameStop Corp ‘A’ *	56,900	1,246,679
Gannett Co Inc	93,700	1,547,924
Genuine Parts Co	62,275	2,630,496
H&R Block Inc	129,100	2,297,980
Harley-Davidson Inc	87,000	2,442,090
Harman International Industries Inc *	23,700	1,108,686
Hasbro Inc	46,225	1,769,493
International Game Technology	114,900	2,119,905
J.C. Penney Co Inc	82,200	2,644,374
Johnson Controls Inc	248,900	8,211,211
Kohl’s Corp *	108,600	5,949,108
Leggett & Platt Inc	62,300	1,348,172
Lennar Corp ‘A’	56,502	972,399
Limited Brands Inc	99,207	2,442,476
Lowe’s Cos Inc	530,300	12,854,472
Macy’s Inc	148,076	3,223,615
Marriott International Inc ‘A’	87,196	2,748,418
Mattel Inc	126,750	2,882,295
McDonald’s Corp	392,800	26,207,616
Meredith Corp	14,900	512,709
Newell Rubbermaid Inc	109,334	1,661,877
News Corp ‘A’	832,700	11,999,207
Nike Inc ‘B’	143,700	10,561,950
Nordstrom Inc	61,340	2,505,739
O’Reilly Automotive Inc *	50,700	2,114,697
Office Depot Inc *	87,000	694,260
Omnicom Group Inc	115,400	4,478,674
Polo Ralph Lauren Corp	21,300	1,811,352
priceline.com Inc *	16,200	4,131,000
Pulte Homes Inc *	111,707	1,256,704
RadioShack Corp	41,144	931,089
Ross Stores Inc	42,400	2,267,128
Scripps Networks Interactive Inc ‘A’	30,800	1,365,980
Sears Holdings Corp *	18,005	1,952,282
Stanley Black & Decker Inc	59,944	3,441,385
Staples Inc	258,325	6,042,222
Starbucks Corp *	264,500	6,419,415
Starwood Hotels & Resorts Worldwide Inc	69,370	3,235,417
Target Corp	273,800	14,401,880
The Gap Inc	167,010	3,859,601
The Goodyear Tire & Rubber Co *	94,600	1,195,744
The Home Depot Inc	620,650	20,078,028
The Interpublic Group of Cos Inc *	186,658	1,552,995
The McGraw-Hill Cos Inc	119,000	4,242,350
The New York Times Co ‘A’ *	34,700	386,211
The Sherwin-Williams Co	32,800	2,219,904
The TJX Cos Inc	149,400	6,352,488
The Walt Disney Co	708,006	24,716,490
The Washington Post Co ‘B’	2,020	897,244
Tiffany & Co	43,400	2,061,066
Time Warner Cable Inc	130,695	6,967,351
Time Warner Inc	415,119	12,980,771
Urban Outfitters Inc *	48,100	1,829,243
VF Corp	34,400	2,757,160
Viacom Inc ‘B’ *	225,143	7,740,416
Whirlpool Corp	27,105	2,364,911
Wyndham Worldwide Corp	69,885	1,798,141
Wynn Resorts Ltd	23,700	1,797,171
Yum! Brands Inc	166,180	6,369,679

		389,096,391

Consumer Staples - 11.1%

Altria Group Inc	759,352	15,581,903
Archer-Daniels-Midland Co	228,194	6,594,807
Avon Products Inc	158,400	5,365,008
Brown-Forman Corp ‘B’	38,477	2,287,458
Campbell Soup Co	74,500	2,633,575
Coca-Cola Enterprises Inc	120,900	3,344,094
Colgate-Palmolive Co	177,900	15,167,754
ConAgra Foods Inc	164,300	4,119,001
Constellation Brands Inc ‘A’ *	77,100	1,267,524
Costco Wholesale Corp	157,044	9,377,097
CVS Caremark Corp	507,588	18,557,417
Dean Foods Co *	69,300	1,087,317
Dr Pepper Snapple Group Inc	96,800	3,404,456
General Mills Inc	117,400	8,310,746
H.J. Heinz Co	117,050	5,338,651
Hormel Foods Corp	22,100	928,421
Kellogg Co	93,900	5,017,077
Kimberly-Clark Corp	148,761	9,354,092
Kraft Foods Inc ‘A’	633,959	19,170,920
Lorillard Inc	53,800	4,047,912
McCormick & Co Inc	44,800	1,718,528
Mead Johnson Nutrition Co	73,800	3,839,814
Molson Coors Brewing Co ‘B’	58,380	2,455,463
PepsiCo Inc	599,566	39,667,287
Philip Morris International Inc	686,652	35,815,768
Reynolds American Inc	65,400	3,530,292
Safeway Inc	134,700	3,348,642
Sara Lee Corp	251,025	3,496,778
SUPERVALU Inc	82,690	1,379,269
Sysco Corp	219,400	6,472,300
The Clorox Co	51,700	3,316,038
The Coca-Cola Co	841,400	46,277,000
The Estee Lauder Cos Inc ‘A’	43,800	2,841,306
The Hershey Co	59,300	2,538,633
The J.M. Smucker Co	46,300	2,790,038
The Kroger Co	228,100	4,940,646
The Procter & Gamble Co	1,063,379	67,279,989
Tyson Foods Inc ‘A’	116,000	2,221,400
Wal-Mart Stores Inc	780,400	43,390,240
Walgreen Co	355,300	13,178,077
Whole Foods Market Inc *	65,500	2,367,825

		433,820,563

Energy - 10.8%

Anadarko Petroleum Corp	178,776	13,020,256
Apache Corp	121,044	12,285,966
Baker Hughes Inc	117,100	5,484,964
BJ Services Co	114,000	2,439,600
Cabot Oil & Gas Corp	40,500	1,490,400
Cameron International Corp *	90,700	3,887,402
Chesapeake Energy Corp	231,900	5,482,116
Chevron Corp	733,134	55,593,551

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
ConocoPhillips	542,739	$27,771,955
CONSOL Energy Inc	67,100	2,862,486
Denbury Resources Inc *	136,100	2,296,007
Devon Energy Corp	159,992	10,308,285
Diamond Offshore Drilling Inc	23,200	2,060,392
El Paso Corp	256,525	2,780,731
EOG Resources Inc	93,600	8,699,184
Exxon Mobil Corp	1,726,478	115,639,496
FMC Technologies Inc *	47,200	3,050,536
Halliburton Co	324,700	9,783,211
Helmerich & Payne Inc	39,300	1,496,544
Hess Corp	104,400	6,530,220
Marathon Oil Corp	252,518	7,989,670
Massey Energy Co	32,500	1,699,425
Murphy Oil Corp	70,400	3,955,776
Nabors Industries Ltd * (Bermuda)	105,038	2,061,896
National Oilwell Varco Inc	152,228	6,177,412
Noble Energy Inc	64,300	4,693,900
Occidental Petroleum Corp	296,400	25,057,656
Peabody Energy Corp	96,400	4,405,480
Pioneer Natural Resources Co	44,700	2,517,504
Range Resources Corp	55,200	2,587,224
Rowan Cos Inc *	44,800	1,304,128
Schlumberger Ltd (Netherlands)	440,000	27,922,400
Smith International Inc	88,800	3,802,416
Southwestern Energy Co *	122,600	4,992,272
Spectra Energy Corp	238,336	5,369,710
Sunoco Inc	45,614	1,355,192
Tesoro Corp	54,500	757,550
The Williams Cos Inc	207,200	4,786,320
Valero Energy Corp	199,800	3,936,060
XTO Energy Inc	216,875	10,232,162

		418,567,455

Financials - 16.4%

Aflac Inc	173,500	9,419,315
American Express Co	440,100	18,158,526
American International Group Inc *	45,832	1,564,705
Ameriprise Financial Inc	96,540	4,379,054
Aon Corp	98,325	4,199,461
Apartment Investment & Management Co ‘A’ REIT	48,981	901,740
Assurant Inc	46,100	1,584,918
AvalonBay Communities Inc REIT	30,224	2,609,842
Bank of America Corp	3,662,040	65,367,414
BB&T Corp	246,419	7,981,511
Berkshire Hathaway Inc ‘B’ *	607,015	49,332,109
Boston Properties Inc REIT	51,500	3,885,160
Capital One Financial Corp	164,800	6,824,368
CB Richard Ellis Group Inc ‘A’ *	92,900	1,472,465
Cincinnati Financial Corp	63,687	1,840,554
Citigroup Inc *	7,200,919	29,163,722
CME Group Inc ‘A’	23,851	7,539,540
Comerica Inc	59,450	2,261,478
Discover Financial Services	206,101	3,070,905
E*TRADE FINANCIAL Corp *	618,200	1,020,030
Equity Residential REIT	102,400	4,008,960
Federated Investors Inc ‘B’	35,300	931,214
Fifth Third Bancorp	289,343	3,932,171
First Horizon National Corp *	88,172	1,238,823
Franklin Resources Inc	55,300	6,132,770
Genworth Financial Inc ‘A’ *	175,000	3,209,500
HCP Inc REIT	102,000	3,366,000
Health Care REIT Inc	43,500	1,967,505
Host Hotels & Resorts Inc REIT	233,964	3,427,573
Hudson City Bancorp Inc	175,300	2,482,248
Huntington Bancshares Inc	265,123	1,423,711
IntercontinentalExchange Inc *	27,200	3,051,296
Invesco Ltd (Bermuda)	157,800	3,457,398
Janus Capital Group Inc	63,000	900,270
JPMorgan Chase & Co	1,454,150	65,073,213
KeyCorp	317,700	2,462,175
Kimco Realty Corp REIT	142,500	2,228,700
Legg Mason Inc	62,000	1,777,540
Leucadia National Corp *	70,700	1,754,067
Lincoln National Corp	110,982	3,407,147
Loews Corp	134,900	5,029,072
M&T Bank Corp	28,600	2,270,268
Marsh & McLennan Cos Inc	199,300	4,866,906
Marshall & Ilsley Corp	192,798	1,552,024
MetLife Inc	294,600	12,767,964
Moody’s Corp	72,800	2,165,800
Morgan Stanley	505,503	14,806,183
Northern Trust Corp	91,600	5,061,816
NYSE Euronext	97,800	2,895,858
People’s United Financial Inc	136,000	2,127,040
Plum Creek Timber Co Inc REIT	60,400	2,350,164
Principal Financial Group Inc	120,700	3,525,647
ProLogis REIT	170,200	2,246,640
Prudential Financial Inc	172,000	10,406,000
Public Storage REIT	49,200	4,525,908
Regions Financial Corp	440,579	3,458,545
Simon Property Group Inc REIT	103,686	8,699,255
SLM Corp *	184,000	2,303,680
State Street Corp	182,200	8,224,508
SunTrust Banks Inc	185,100	4,958,829
T. Rowe Price Group Inc	97,600	5,361,168
The Allstate Corp	189,778	6,131,727
The Bank of New York Mellon Corp	445,989	13,772,140
The Charles Schwab Corp	347,100	6,487,299
The Chubb Corp	121,000	6,273,850
The Goldman Sachs Group Inc	192,090	32,776,317
The Hartford Financial Services Group Inc	136,000	3,865,120
The NASDAQ OMX Group Inc *	53,900	1,138,368
The PNC Financial Services Group Inc	188,677	11,264,017
The Progressive Corp	254,300	4,854,587
The Travelers Cos Inc	183,842	9,916,438
Torchmark Corp	33,400	1,787,234
U.S. Bancorp	704,599	18,235,022
Unum Group	127,805	3,165,730
Ventas Inc REIT	57,200	2,715,856
Vornado Realty Trust REIT	57,532	4,355,172
Wells Fargo & Co	1,896,134	59,007,690
XL Capital Ltd ‘A’ (Cayman)	124,800	2,358,720
Zions Bancorp	49,400	1,077,908

		637,595,568

Health Care - 12.0%

Abbott Laboratories	566,800	29,859,024
Aetna Inc	153,056	5,373,796
Allergan Inc	115,000	7,511,800
AmerisourceBergen Corp	106,900	3,091,548
Amgen Inc *	357,440	21,360,614
Baxter International Inc	216,600	12,606,120
Becton Dickinson & Co	86,800	6,833,764
Biogen Idec Inc *	98,130	5,628,737
Boston Scientific Corp *	534,989	3,862,621
Bristol-Myers Squibb Co	625,700	16,706,190
C.R. Bard Inc	35,200	3,049,024
Cardinal Health Inc	131,375	4,733,441
CareFusion Corp *	67,287	1,778,395
Celgene Corp *	170,500	10,564,180
Cephalon Inc *	25,000	1,694,500
CIGNA Corp	98,800	3,614,104
Coventry Health Care Inc *	58,300	1,441,176
DaVita Inc *	38,000	2,409,200
DENTSPLY International Inc	58,200	2,028,270
Eli Lilly & Co	364,700	13,209,434
Express Scripts Inc *	101,900	10,369,344
Forest Laboratories Inc *	111,900	3,509,184
Genzyme Corp *	96,700	5,011,961

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
Gilead Sciences Inc *	326,000	$14,826,480
Hospira Inc *	58,060	3,289,099
Humana Inc *	61,000	2,852,970
Intuitive Surgical Inc *	14,165	4,931,262
Johnson & Johnson	1,004,522	65,494,834
King Pharmaceuticals Inc *	97,533	1,146,988
Laboratory Corp of America Holdings *	38,600	2,922,406
Life Technologies Corp *	66,169	3,458,654
McKesson Corp	99,439	6,535,131
Medco Health Solutions Inc *	166,470	10,747,303
Medtronic Inc	407,300	18,340,719
Merck & Co Inc	1,137,160	42,472,926
Millipore Corp *	21,652	2,286,451
Mylan Inc *	106,450	2,417,480
Patterson Cos Inc	36,600	1,136,430
PerkinElmer Inc	38,500	920,150
Pfizer Inc	2,945,835	50,521,070
Quest Diagnostics Inc	55,400	3,229,266
St. Jude Medical Inc *	114,424	4,697,105
Stryker Corp	103,900	5,945,158
Tenet Healthcare Corp *	145,450	831,974
Thermo Fisher Scientific Inc *	151,400	7,788,016
UnitedHealth Group Inc *	418,204	13,662,725
Varian Medical Systems Inc *	47,900	2,650,307
Waters Corp *	36,600	2,471,964
Watson Pharmaceuticals Inc *	41,000	1,712,570
WellPoint Inc *	162,036	10,431,878
Zimmer Holdings Inc *	80,630	4,773,296

		468,741,039

Industrials - 10.4%

3M Co	259,800	21,711,486
Avery Dennison Corp	44,400	1,616,604
C.H. Robinson Worldwide Inc	62,200	3,473,870
Caterpillar Inc	225,700	14,185,245
Cintas Corp	51,700	1,452,253
CSX Corp	141,000	7,176,900
Cummins Inc	74,800	4,633,860
Danaher Corp	96,500	7,711,315
Deere & Co	152,400	9,061,704
Dover Corp	69,100	3,230,425
Eaton Corp	61,460	4,656,824
Emerson Electric Co	273,300	13,757,922
Equifax Inc	49,700	1,779,260
Expeditors International of Washington Inc	78,700	2,905,604
Fastenal Co	50,400	2,418,696
FedEx Corp	112,288	10,487,699
First Solar Inc *	16,700	2,048,255
Flowserve Corp	20,900	2,304,643
Fluor Corp	64,300	2,990,593
General Dynamics Corp	143,080	11,045,776
General Electric Co	3,903,300	71,040,060
Goodrich Corp	42,900	3,025,308
Honeywell International Inc	274,575	12,430,010
Illinois Tool Works Inc	143,100	6,777,216
Iron Mountain Inc	65,500	1,794,700
ITT Corp	69,000	3,699,090
Jacobs Engineering Group Inc *	47,800	2,160,082
L-3 Communications Holdings Inc	42,576	3,901,239
Lockheed Martin Corp	112,742	9,382,389
Masco Corp	139,000	2,157,280
Norfolk Southern Corp	136,500	7,628,985
Northrop Grumman Corp	111,520	7,312,367
PACCAR Inc	129,070	5,593,894
Pall Corp	46,466	1,881,408
Parker-Hannifin Corp	59,562	3,856,044
Pitney Bowes Inc	80,700	1,973,115
Precision Castparts Corp	52,200	6,614,262
Quanta Services Inc *	76,600	1,467,656
Raytheon Co	137,800	7,871,136
Republic Services Inc	124,400	3,610,088
Robert Half International Inc	58,700	1,786,241
Rockwell Automation Inc	52,800	2,975,808
Rockwell Collins Inc	60,600	3,792,954
Roper Industries Inc	34,100	1,972,344
RR Donnelley & Sons Co	80,900	1,727,215
Ryder System Inc	22,200	860,472
Snap-on Inc	22,950	994,653
Southwest Airlines Co	275,130	3,637,219
Stericycle Inc *	33,500	1,825,750
Textron Inc	100,500	2,133,615
The Boeing Co	276,361	20,066,572
The Dun & Bradstreet Corp	20,900	1,555,378
Union Pacific Corp	181,700	13,318,610
United Parcel Service Inc ‘B’	362,400	23,342,184
United Technologies Corp	341,800	25,159,898
W.W. Grainger Inc	22,700	2,454,324
Waste Management Inc	182,860	6,295,870

		406,724,370

Information Technology - 18.7%

Adobe Systems Inc *	186,500	6,596,505
Advanced Micro Devices Inc *	212,000	1,965,240
Agilent Technologies Inc *	128,032	4,403,020
Akamai Technologies Inc *	59,100	1,856,331
Altera Corp	101,300	2,462,603
Amphenol Corp ‘A’	66,600	2,809,854
Analog Devices Inc	106,400	3,066,448
Apple Inc *	331,700	77,926,281
Applied Materials Inc	475,200	6,405,696
Autodesk Inc *	85,240	2,507,761
Automatic Data Processing Inc	179,800	7,995,706
BMC Software Inc *	62,500	2,375,000
Broadcom Corp ‘A’	153,864	5,105,208
CA Inc	147,073	3,451,803
Cisco Systems Inc *	2,097,616	54,600,945
Citrix Systems Inc *	63,500	3,014,345
Cognizant Technology Solutions Corp ‘A’ *	109,300	5,572,114
Computer Sciences Corp *	55,000	2,996,950
Compuware Corp *	80,400	675,360
Corning Inc	562,291	11,363,901
Dell Inc *	619,400	9,297,194
eBay Inc *	407,600	10,984,820
Electronic Arts Inc *	120,600	2,250,396
EMC Corp *	738,750	13,327,050
Fidelity National Information Services Inc	117,400	2,751,856
Fiserv Inc *	59,150	3,002,454
FLIR Systems Inc *	52,600	1,483,320
Google Inc ‘A’ *	88,210	50,015,952
Harris Corp	51,400	2,440,986
Hewlett-Packard Co	860,373	45,728,825
Intel Corp	2,025,420	45,085,849
International Business Machines Corp	474,181	60,813,713
Intuit Inc *	120,400	4,134,536
Jabil Circuit Inc	70,500	1,141,395
JDS Uniphase Corp *	86,686	1,086,176
Juniper Networks Inc *	195,200	5,988,736
KLA-Tencor Corp	63,400	1,960,328
Lexmark International Inc ‘A’ *	26,600	959,728
Linear Technology Corp	80,500	2,276,540
LSI Corp *	227,700	1,393,524
MasterCard Inc ‘A’	34,730	8,821,420
McAfee Inc *	60,000	2,407,800
MEMC Electronic Materials Inc *	87,200	1,336,776
Microchip Technology Inc	68,100	1,917,696
Micron Technology Inc *	306,800	3,187,652
Microsoft Corp	2,792,072	81,723,947
Molex Inc	46,200	963,732
Monster Worldwide Inc *	50,800	843,788
Motorola Inc *	849,802	5,965,610

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
National Semiconductor Corp	79,500	$1,148,775
NetApp Inc *	122,009	3,972,613
Novell Inc *	109,300	654,707
Novellus Systems Inc *	36,000	900,000
NVIDIA Corp *	201,900	3,509,022
Oracle Corp	1,434,636	36,855,799
Paychex Inc	118,500	3,637,950
QLogic Corp *	48,300	980,490
QUALCOMM Inc	613,500	25,760,865
Red Hat Inc *	73,600	2,154,272
SAIC Inc *	106,600	1,886,820
salesforce.com inc *	40,800	3,037,560
SanDisk Corp *	80,100	2,773,863
Symantec Corp *	284,635	4,816,024
Tellabs Inc	157,000	1,188,490
Teradata Corp *	61,700	1,782,513
Teradyne Inc *	70,600	788,602
Texas Instruments Inc	445,170	10,893,310
The Western Union Co	256,437	4,349,172
Total System Services Inc	65,700	1,028,862
VeriSign Inc *	72,300	1,880,523
Visa Inc ‘A’	161,500	14,701,345
Western Digital Corp *	80,500	3,138,695
Xerox Corp	504,099	4,914,965
Xilinx Inc	93,200	2,376,600
Yahoo! Inc *	426,308	7,046,871

		726,621,578

Materials - 3.4%

Air Products & Chemicals Inc	75,100	5,553,645
Airgas Inc	28,600	1,819,532
AK Steel Holding Corp	35,400	809,244
Alcoa Inc	364,372	5,188,657
Allegheny Technologies Inc	36,402	1,965,344
Ball Corp	36,900	1,969,722
Bemis Co Inc	34,700	996,584
CF Industries Holdings Inc	17,300	1,577,414
Cliffs Natural Resources Inc	51,300	3,639,735
E.I. du Pont de Nemours & Co	324,582	12,087,434
Eastman Chemical Co	28,525	1,816,472
Ecolab Inc	86,280	3,792,006
FMC Corp	28,400	1,719,336
Freeport-McMoRan Copper & Gold Inc	156,723	13,092,639
International Flavors & Fragrances Inc	25,500	1,215,585
International Paper Co	160,627	3,953,031
MeadWestvaco Corp	67,427	1,722,760
Monsanto Co	197,098	14,076,739
Newmont Mining Corp	175,422	8,934,242
Nucor Corp	111,700	5,068,946
Owens-Illinois Inc *	65,400	2,324,316
Pactiv Corp *	49,100	1,236,338
PPG Industries Inc	61,900	4,048,260
Praxair Inc	109,400	9,080,200
Sealed Air Corp	54,220	1,142,958
Sigma-Aldrich Corp	47,700	2,559,582
The Dow Chemical Co	423,885	12,534,279
Titanium Metals Corp *	23,800	394,842
United States Steel Corp	50,460	3,205,219
Vulcan Materials Co	47,200	2,229,728
Weyerhaeuser Co	80,800	3,657,816

		133,412,605

Telecommunication Services - 2.8%

American Tower Corp ‘A’ *	148,900	6,344,629
AT&T Inc	2,154,379	55,669,153
CenturyTel Inc	103,733	3,678,372
Frontier Communications Corp	98,800	735,072
MetroPCS Communications Inc *	99,600	705,168
Qwest Communications International Inc	515,092	2,688,780
Sprint Nextel Corp *	1,091,627	4,148,183
Verizon Communications Inc	1,035,154	32,110,477
Windstream Corp	153,186	1,668,196

		107,748,030

Utilities - 3.4%

Allegheny Energy Inc	66,300	1,524,900
Ameren Corp	90,800	2,368,064
American Electric Power Co Inc	175,060	5,983,551
CenterPoint Energy Inc	136,929	1,966,300
CMS Energy Corp	90,100	1,392,946
Consolidated Edison Inc	103,600	4,614,344
Constellation Energy Group Inc	74,250	2,606,918
Dominion Resources Inc	214,170	8,804,529
DTE Energy Co	57,800	2,577,880
Duke Energy Corp	482,072	7,867,415
Edison International	125,900	4,302,003
Entergy Corp	69,700	5,670,095
EQT Corp	45,900	1,881,900
Exelon Corp	236,324	10,353,354
FirstEnergy Corp	113,080	4,420,297
FPL Group Inc	146,700	7,090,011
Integrys Energy Group Inc	27,020	1,280,208
Nicor Inc	12,600	528,192
NiSource Inc	108,773	1,718,613
Northeast Utilities	67,900	1,876,756
NRG Energy Inc *	47,167	985,790
ONEOK Inc	39,100	1,784,915
Pepco Holdings Inc	95,200	1,632,680
PG&E Corp	136,800	5,803,056
Pinnacle West Capital Corp	41,700	1,573,341
PPL Corp	139,032	3,852,577
Progress Energy Inc	103,700	4,081,632
Public Service Enterprise Group Inc	188,900	5,576,328
Questar Corp	62,100	2,682,720
SCANA Corp	41,500	1,559,985
Sempra Energy	86,158	4,299,284
Southern Co	296,600	9,835,256
TECO Energy Inc	68,800	1,093,232
The AES Corp *	259,282	2,852,102
Wisconsin Energy Corp	45,800	2,262,978
Xcel Energy Inc	174,679	3,703,195

		132,407,347

Total Common Stocks
(Cost $3,550,243,443)		3,854,734,946

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 0.8%

Repurchase Agreement - 0.8%

State Street Bank & Trust Co 0.000% due 04/01/10 (Dated 03/31/10, repurchase price of $30,970,000; collateralized by U.S. Treasury Bills: 0.000% due 04/08/10 and value $31,590,000)	$30,970,000	$30,970,000

Total Short-Term Investment
(Cost $30,970,000)		30,970,000

TOTAL INVESTMENTS - 99.8%
(Cost $3,581,213,443)		3,885,704,946

OTHER ASSETS & LIABILITIES, NET - 0.2%		9,236,472

NET ASSETS - 100.0%		$3,894,941,418

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Open futures contracts outstanding as of March 31, 2010 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation
S&P 500 (06/10)	131	$38,244,704	($84,404)

(c)	As of March 31, 2010, $442,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(d)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of March 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$3,854,734,946	$3,854,734,946	$-	$-
	Short-Term Investment	30,970,000	-	30,970,000	-

		3,885,704,946	3,854,734,946	30,970,000	-

Liabilities	Investments in Other Financial Instruments (2)	(84,404)	(84,404)	-	-

	Total	$3,885,620,542	$3,854,650,542	$30,970,000	$-

(1) For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

(2)	Investments in other financial instruments may include open futures contracts, swap contracts, purchased options, written options, and forward foreign currency contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
FOCUSED 30 PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.1%

Energy - 1.1%

Petroleo Brasileiro SA ADR (Brazil)	48,513	$1,920,630

Total Preferred Stocks
(Cost $1,858,869)		1,920,630

COMMON STOCKS - 96.2%

Consumer Discretionary - 4.5%

Focus Media Holding Ltd ADR * (Cayman)	72,970	1,332,432
Ford Motor Co *	155,995	1,960,857
Kohl’s Corp *	20,330	1,113,678
News Corp ‘A’	263,120	3,791,559

		8,198,526

Consumer Staples - 12.3%

Anheuser-Busch InBev NV + (Belgium)	117,035	5,886,586
Colgate-Palmolive Co	22,610	1,927,729
CVS Caremark Corp	105,933	3,872,910
Davide Campari-Milano SPA + (Italy)	296,388	3,168,319
Mead Johnson Nutrition Co	116,155	6,043,545
Reckitt Benckiser Group PLC + (United Kingdom)	26,954	1,480,958

		22,380,047

Energy - 2.5%

BG Group PLC + (United Kingdom)	94,603	1,638,316
Petroleo Brasileiro SA ADR (Brazil)	65,665	2,921,436

		4,559,752

Financials - 18.2%

ACE Ltd (Switzerland)	50,120	2,621,276
Bank of America Corp	473,179	8,446,245
CapitalSource Inc	931,695	5,208,175
CME Group Inc ‘A’	8,080	2,554,169
Hang Lung Properties Ltd + (Hong Kong)	347,000	1,393,984
JPMorgan Chase & Co	77,455	3,466,111
Standard Chartered PLC + (United Kingdom)	117,611	3,205,758
The Charles Schwab Corp	208,871	3,903,799
The Goldman Sachs Group Inc	14,230	2,428,065

		33,227,582

Health Care - 12.2%

Celgene Corp *	204,220	12,653,471
Gilead Sciences Inc *	150,199	6,831,051
Intuitive Surgical Inc *	4,286	1,492,085
Vertex Pharmaceuticals Inc *	32,715	1,337,062

		22,313,669

Industrials - 2.6%

CoStar Group Inc *	71,169	2,954,937
United Parcel Service Inc ‘B’	28,985	1,866,924

		4,821,861

Information Technology - 34.9%

Amphenol Corp ‘A’	42,460	1,791,387
AOL Inc *	164,660	4,162,605
Apple Inc *	52,715	12,384,335
Cisco Systems Inc *	279,665	7,279,680
Corning Inc	364,730	7,371,193
Equinix Inc *	37,765	3,676,045
Google Inc ‘A’ *	7,850	4,451,029
Oracle Corp	130,315	3,347,792
QUALCOMM Inc	64,905	2,725,361
Research In Motion Ltd (NASDAQ) * (Canada)	72,853	5,387,479
salesforce.com inc *	7,757	577,509
Trimble Navigation Ltd *	118,470	3,402,458
VistaPrint NV * (Netherlands)	124,670	7,137,358

		63,694,231

Materials - 2.7%

Israel Chemicals Ltd + (Israel)	142,867	1,940,846
Monsanto Co	7,020	501,368
Vale SA ADR (Brazil)	77,655	2,499,715

		4,941,929

Telecommunication Services - 6.3%

America Movil SAB de CV ‘L’ ADR (Mexico)	29,130	1,466,404
Crown Castle International Corp *	202,115	7,726,857
tw telecom Inc *	123,115	2,234,537

		11,427,798

Total Common Stocks
(Cost $153,983,155)		175,565,395

	Principal
	Amount
SHORT-TERM INVESTMENTS - 2.7%

U.S. Government Agency Issue - 2.7%

Federal Home Loan Bank
0.000% due 04/01/10	$4,900,000	4,900,000

Repurchase Agreement - 0.0%

State Street Bank & Trust Co 0.000% due 04/01/10 (Dated 03/31/10, repurchase price of $27,000; collateralized by U.S. Treasury Bills: 0.000% due 04/08/10 and value $30,000)	27,000	27,000

Total Short-Term Investments
(Cost $4,927,000)		4,927,000

TOTAL INVESTMENTS - 100.0%
(Cost $160,769,024)		182,413,025

OTHER ASSETS & LIABILITIES, NET - 0.0%		58,661

NET ASSETS - 100.0%		$182,471,686

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate value of $18,714,767 or 10.3% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
FOCUSED 30 PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of March 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Preferred Stocks (1)	$1,920,630	$1,920,630	$-	$-
	Common Stocks
	Consumer Discretionary	8,198,526	8,198,526	-	-
	Consumer Staples	22,380,047	11,844,184	10,535,863	-
	Energy	4,559,752	2,921,436	1,638,316	-
	Financials	33,227,582	28,627,840	4,599,742	-
	Health Care	22,313,669	22,313,669	-	-
	Industrials	4,821,861	4,821,861	-	-
	Information Technology	63,694,231	63,694,231	-	-
	Materials	4,941,929	3,001,083	1,940,846	-
	Telecommunication Services	11,427,798	11,427,798	-	-

		175,565,395	156,850,628	18,714,767	-
	Short-Term Investments	4,927,000	-	4,927,000	-

	Total	$182,413,025	$158,771,258	$23,641,767	$-

(1) For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.6%

Energy - 1.6%

Petroleo Brasileiro SA ADR (Brazil)	663,815	$26,280,436

Total Preferred Stocks
(Cost $24,878,891)		26,280,436

COMMON STOCKS - 97.0%

Consumer Discretionary - 5.7%

CBS Corp ‘B’	1,081,930	15,082,104
Crown Ltd + (Australia)	1,646,312	12,342,923
Kohl’s Corp *	149,385	8,183,310
Lamar Advertising Co ‘A’ *	194,160	6,669,396
Limited Brands Inc	518,530	12,766,208
McDonald’s Corp	160,490	10,707,893
The Home Depot Inc	806,640	26,094,804

		91,846,638

Consumer Staples - 12.9%

Altria Group Inc	385,415	7,908,716
Anheuser-Busch InBev NV + (Belgium)	1,526,993	76,804,167
Anheuser-Busch InBev NV Strip VVPR * (Belgium)	1,890,684	17,876
Colgate-Palmolive Co	239,372	20,408,857
CVS Caremark Corp	438,013	16,013,755
Diageo PLC + (United Kingdom)	834,512	14,030,532
Philip Morris International Inc	130,675	6,816,008
Reckitt Benckiser Group PLC + (United Kingdom)	191,996	10,549,014
Tesco PLC + (United Kingdom)	4,812,353	31,817,174
The Coca-Cola Co	129,770	7,137,350
Walgreen Co	465,390	17,261,315

		208,764,764

Energy - 6.7%

Apache Corp	162,875	16,531,812
EOG Resources Inc	426,990	39,684,451
Occidental Petroleum Corp	628,410	53,125,781

		109,342,044

Financials - 8.2%

ACE Ltd (Switzerland)	280,825	14,687,147
Bank of America Corp	939,272	16,766,005
Berkshire Hathaway Inc ‘B’ *	94,470	7,677,577
ICICI Bank Ltd ADR (India)	309,030	13,195,581
JPMorgan Chase & Co	558,928	25,012,028
Morgan Stanley	219,450	6,427,691
Prudential PLC + (United Kingdom)	784,331	6,488,494
T. Rowe Price Group Inc	380,045	20,875,872
The Goldman Sachs Group Inc	133,300	22,744,979

		133,875,374

Health Care - 12.6%

Abbott Laboratories	207,395	10,925,569
Baxter International Inc	300,150	17,468,730
Bristol-Myers Squibb Co	648,010	17,301,867
Celgene Corp *	869,805	53,893,118
Covidien PLC (Ireland)	893,290	44,914,621
Genzyme Corp *	111,870	5,798,222
Gilead Sciences Inc *	562,470	25,581,135
Roche Holding AG + (Switzerland)	98,434	15,986,708
St. Jude Medical Inc *	327,933	13,461,650

		205,331,620

Industrials - 11.2%

C.H. Robinson Worldwide Inc	230,940	12,897,999
Canadian National Railway Co (NYSE) (Canada)	423,227	25,643,324
Danaher Corp	333,745	26,669,563
Emerson Electric Co	372,410	18,747,120
Expeditors International of Washington Inc	312,745	11,546,545
Illinois Tool Works Inc	193,300	9,154,688
Masco Corp	546,942	8,488,540
Precision Castparts Corp	181,375	22,982,026
Tyco International Ltd (Switzerland)	662,130	25,326,473
United Parcel Service Inc ‘B’	192,130	12,375,093
United Technologies Corp	112,695	8,295,479

		182,126,850

Information Technology - 30.6%

Amphenol Corp ‘A’	362,225	15,282,273
Apple Inc *	333,245	78,289,248
Cisco Systems Inc *	2,888,855	75,196,896
Corning Inc	596,670	12,058,701
eBay Inc *	1,024,895	27,620,920
Google Inc ‘A’ *	50,570	28,673,696
International Business Machines Corp	448,630	57,536,797
KLA-Tencor Corp	486,107	15,030,428
Marvell Technology Group Ltd * (Bermuda)	1,590,765	32,419,791
Microsoft Corp	622,370	18,216,770
Motorola Inc *	919,135	6,452,328
Oracle Corp	1,838,495	47,230,936
QUALCOMM Inc	596,045	25,027,930
Research In Motion Ltd (NASDAQ) * (Canada)	140,925	10,421,404
Taiwan Semiconductor Manufacturing Co Ltd + (Taiwan)	6,943,548	13,454,790
Texas Instruments Inc	358,271	8,766,891
Yahoo! Inc *	1,549,540	25,613,896

		497,293,695

Materials - 5.3%

Agnico-Eagle Mines Ltd (NYSE) (Canada)	108,840	6,059,123
Newmont Mining Corp	216,690	11,036,022
Nucor Corp	319,365	14,492,783
Potash Corp of Saskatchewan Inc (NYSE) (Canada)	159,545	19,041,696
Praxair Inc	242,190	20,101,770
Weyerhaeuser Co	329,460	14,914,654

		85,646,048

Telecommunication Services - 3.8%

Crown Castle International Corp *	1,629,375	62,291,006

Total Common Stocks
(Cost $1,324,920,691)		1,576,518,039

	Principal
	Amount
SHORT-TERM INVESTMENTS - 0.6%

U.S. Government Agency Issue - 0.6%

Federal Home Loan Bank
0.001% due 04/01/10	$9,700,000	9,700,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Principal
	Amount	Value

Repurchase Agreement - 0.0%

State Street Bank & Trust Co 0.000% due 04/01/10 (Dated 03/31/10, repurchase price of $68,000; collateralized by U.S. Treasury Bills: 0.000% due 04/08/10 and value $70,000)	$68,000	$68,000

Total Short-Term Investments
(Cost $9,768,000)		9,768,000

TOTAL INVESTMENTS - 99.2%
(Cost $1,359,567,582)		1,612,566,475

OTHER ASSETS & LIABILITIES, NET - 0.8%		12,240,977

NET ASSETS - 100.0%		$1,624,807,452

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate value of $181,473,802 or 11.2% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c)	Forward foreign currency contracts outstanding as of March 31, 2010 were as follows:

		Principal
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)
Sell	AUD	3,475,000	04/10	($98,247)
Sell	AUD	2,900,000	05/10	(21,663)
Buy	CHF	2,000,000	05/10	22,656
Sell	CHF	10,800,000	05/10	(54,621)
Sell	EUR	26,800,000	04/10	689,615
Sell	EUR	14,600,000	05/10	281,335
Sell	EUR	4,900,000	05/10	(71,738)
Sell	GBP	26,400,000	04/10	1,648,464
Sell	GBP	6,240,000	05/10	(102,502)

				$2,293,299

(d)	Transactions in written options for the period ended March 31, 2010 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2009	1,423	$60,319
Call Options Expired	(1,423)	(60,319)

Outstanding, March 31, 2010	-	$-

(e)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of March 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Preferred Stocks (1)	$26,280,436	$26,280,436	$-	$-
	Common Stocks
	Consumer Discretionary	91,846,638	79,503,715	12,342,923	-
	Consumer Staples	208,764,764	75,563,877	133,200,887	-
	Energy	109,342,044	109,342,044	-	-
	Financials	133,875,374	127,386,880	6,488,494	-
	Health Care	205,331,620	189,344,912	15,986,708	-
	Industrials	182,126,850	182,126,850	-	-
	Information Technology	497,293,695	483,838,905	13,454,790	-
	Materials	85,646,048	85,646,048	-	-
	Telecommunication Services	62,291,006	62,291,006	-	-

		1,576,518,039	1,395,044,237	181,473,802	-
	Short-Term Investments	9,768,000	-	9,768,000	-
	Investments in Other Financial Instruments (2)	2,642,070	-	2,642,070	-

		1,615,208,545	1,421,324,673	193,883,872	-

Liabilities	Investments in Other Financial Instruments (2)	(348,771)	-	(348,771)	-

	Total	$1,614,859,774	$1,421,324,673	$193,535,101	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.
(2)	Investments in other financial instruments may include open futures contracts, swap contracts, purchased options, written options, and forward foreign currency contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%

Consumer Discretionary - 16.5%

Amazon.com Inc *	326,700	$44,342,991
CarMax Inc *	314,900	7,910,288
Comcast Corp ‘A’	578,400	10,885,488
DeVry Inc	194,300	12,668,360
International Game Technology	1,593,900	29,407,455
McDonald’s Corp	659,600	44,008,512
priceline.com Inc *	60,900	15,529,500
The Sherwin-Williams Co	423,900	28,689,552
Time Warner Cable Inc	450,800	24,032,148

		217,474,294

Consumer Staples - 6.1%

Colgate-Palmolive Co	237,500	20,249,250
Kellogg Co	548,700	29,317,041
The Procter & Gamble Co	157,100	9,939,717
Wal-Mart Stores Inc	383,000	21,294,800

		80,800,808

Energy - 4.4%

Baker Hughes Inc	264,600	12,393,864
EOG Resources Inc	156,000	14,498,640
Southwestern Energy Co *	578,300	23,548,376
Suncor Energy Inc (NYSE) (Canada)	214,300	6,973,322

		57,414,202

Financials - 8.9%

BlackRock Inc	115,500	25,151,280
CME Group Inc ‘A’	91,200	28,829,232
IntercontinentalExchange Inc *	216,200	24,253,316
JPMorgan Chase & Co	538,000	24,075,500
MSCI Inc ‘A’ *	410,600	14,822,660

		117,131,988

Health Care - 18.3%

Alcon Inc (Switzerland)	137,900	22,279,124
Allergan Inc	730,200	47,696,664
Amgen Inc *	345,900	20,670,984
Covidien PLC (Ireland)	818,100	41,134,068
Express Scripts Inc *	333,000	33,886,080
Johnson & Johnson	194,800	12,700,960
Medco Health Solutions Inc *	276,500	17,850,840
Talecris Biotherapeutics Holdings Corp *	825,677	16,447,486
Zimmer Holdings Inc *	472,900	27,995,680

		240,661,886

Industrials - 10.8%

General Dynamics Corp	196,600	15,177,520
Illinois Tool Works Inc	455,300	21,563,008
Parker-Hannifin Corp	321,300	20,800,962
Union Pacific Corp	459,900	33,710,670
United Technologies Corp	453,300	33,367,413
Verisk Analytics Inc ‘A’ *	650,900	18,355,380

		142,974,953

Information Technology - 30.8%

Adobe Systems Inc *	537,400	19,007,838
Apple Inc *	386,500	90,800,445
Cisco Systems Inc *	1,910,000	49,717,300
Google Inc ‘A’ *	100,800	57,154,608
MasterCard Inc ‘A’	207,000	52,578,000
Oracle Corp	1,093,800	28,099,722
QUALCOMM Inc	1,124,200	47,205,158
Red Hat Inc *	340,800	9,975,216
Visa Inc ‘A’	570,900	51,969,027

		406,507,314

Materials - 2.7%

Praxair Inc	433,100	35,947,300

Telecommunication Services - 0.8%

American Tower Corp ‘A’ *	242,500	10,332,925

Total Common Stocks
(Cost $1,048,066,303)		1,309,245,670

	Principal
	Amount
SHORT-TERM INVESTMENT - 0.8%

Repurchase Agreement - 0.8%

State Street Bank & Trust Co 0.000% due 04/01/10 (Dated 03/31/10, repurchase price of $9,916,000; collateralized by U.S. Treasury Bills: 0.000% due 06/03/10 and value $10,116,964)	$9,916,000	9,916,000

Total Short-Term Investment
(Cost $9,916,000)		9,916,000

TOTAL INVESTMENTS - 100.1%
(Cost $1,057,982,303)		1,319,161,670

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(926,956)

NET ASSETS - 100.0%		$1,318,234,714

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of March 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$1,309,245,670	$1,309,245,670	$-	$-
	Short-Term Investment	9,916,000	-	9,916,000	-

	Total	$1,319,161,670	$1,309,245,670	$9,916,000	$-

(1) For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.4%

Consumer Discretionary - 16.1%

DISH Network Corp ‘A’	3,491,408	$72,691,115
McDonald’s Corp	995,570	66,424,430
News Corp ‘A’	5,236,150	75,452,921
Scripps Networks Interactive Inc ‘A’	818,150	36,284,953
SES SA FDR + (Luxembourg)	2,015,704	50,875,467
Target Corp	766,240	40,304,224
The Home Depot Inc	1,990,620	64,396,557
Time Warner Cable Inc	1,015,144	54,117,327
Time Warner Inc	2,539,510	79,410,478

		539,957,472

Consumer Staples - 13.4%

Altria Group Inc	1,473,100	30,228,012
CVS Caremark Corp	1,017,030	37,182,617
Kimberly-Clark Corp	1,620,770	101,914,018
Lorillard Inc	485,880	36,557,611
Philip Morris International Inc	1,864,250	97,239,280
The Procter & Gamble Co	515,450	32,612,521
Unilever PLC ADR (United Kingdom)	1,575,620	46,134,154
Wal-Mart Stores Inc	1,199,540	66,694,424

		448,562,637

Energy - 14.1%

Devon Energy Corp	453,540	29,221,582
El Paso Corp	6,980,480	75,668,403
Exxon Mobil Corp	1,127,500	75,519,950
Halliburton Co	1,848,970	55,709,466
Royal Dutch Shell PLC ADR ‘A’ (United Kingdom)	712,700	41,236,822
Suncor Energy Inc (NYSE) (Canada)	1,610,638	52,410,161
Total SA ADR (France)	1,818,490	105,508,790
Transocean Ltd * (Switzerland)	427,540	36,930,905

		472,206,079

Financials - 23.7%

American Express Co	1,329,290	54,846,505
Bank of America Corp	6,506,480	116,140,668
Capital One Financial Corp	607,006	25,136,118
JPMorgan Chase & Co	2,733,960	122,344,710
Loews Corp	1,795,460	66,934,749
Marsh & McLennan Cos Inc	2,122,729	51,837,042
Morgan Stanley	1,140,380	33,401,730
State Street Corp	782,250	35,310,765
The Bank of New York Mellon Corp	1,017,502	31,420,462
The Chubb Corp	794,200	41,179,270
The Progressive Corp	1,726,790	32,964,421
The Travelers Cos Inc	1,076,990	58,092,841
Wells Fargo & Co	4,124,180	128,344,482

		797,953,763

Health Care - 10.2%

Abbott Laboratories	757,740	39,917,743
Johnson & Johnson	1,004,420	65,488,184
Merck & Co Inc	1,062,830	39,696,701
Novartis AG ADR (Switzerland)	1,049,400	56,772,540
Pfizer Inc	1,848,970	31,709,836
Roche Holding AG + (Switzerland)	225,520	36,626,800
UnitedHealth Group Inc *	1,061,320	34,673,324
WellPoint Inc *	606,330	39,035,525

		343,920,653

Industrials - 6.5%

General Electric Co	4,298,280	78,228,696
Raytheon Co	1,160,370	66,280,334
United Technologies Corp	1,005,560	74,019,272

		218,528,302

Information Technology - 5.2%

Hewlett-Packard Co	995,310	52,900,727
International Business Machines Corp	532,110	68,243,107
Microsoft Corp	1,874,990	54,880,957

		176,024,791

Materials - 1.7%

Air Products & Chemicals Inc	790,780	58,478,181

Telecommunication Services - 4.6%

AT&T Inc	1,722,551	44,510,718
CenturyTel Inc	1,644,960	58,330,281
Verizon Communications Inc	1,632,190	50,630,534

		153,471,533

Utilities - 1.9%

Sempra Energy	1,306,610	65,199,839

Total Common Stocks
(Cost $2,957,407,821)		3,274,303,250

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.3%

Repurchase Agreement - 2.3%

Morgan Stanley 0.010% due 04/01/10 (Dated 03/31/10, repurchase price of $79,236,022; collateralized by Freddie Mac: 2.100% due 10/05/12 and value $81,522,882)	$79,236,000	79,236,000

Total Short-Term Investment
(Cost $79,236,000)		79,236,000

TOTAL INVESTMENTS - 99.7%
(Cost $3,036,643,821)		3,353,539,250

OTHER ASSETS & LIABILITIES, NET - 0.3%		8,458,989

NET ASSETS - 100.0%		$3,361,998,239

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate value of $87,502,267 or 2.6% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of March 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$539,957,472	$489,082,005	$50,875,467	$-
	Consumer Staples	448,562,637	448,562,637	-	-
	Energy	472,206,079	472,206,079	-	-
	Financials	797,953,763	797,953,763	-	-
	Health Care	343,920,653	307,293,853	36,626,800	-
	Industrials	218,528,302	218,528,302	-	-
	Information Technology	176,024,791	176,024,791	-	-
	Materials	58,478,181	58,478,181	-	-
	Telecommunication Services	153,471,533	153,471,533	-	-
	Utilities	65,199,839	65,199,839	-	-

		3,274,303,250	3,186,800,983	87,502,267	-
	Short-Term Investment	79,236,000	-	79,236,000	-

	Total	$3,353,539,250	$3,186,800,983	$166,738,267	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 122.1%

Consumer Discretionary - 14.1%

Aaron’s Inc	86,951	$2,898,946
Advance Auto Parts Inc	54,156	2,270,220
Amazon.com Inc *	29,661	4,025,888
Apollo Group Inc ‘A’ *	35,460	2,173,343
Autoliv Inc *	60,742	3,130,035
Big Lots Inc *	147,269	5,363,537
Career Education Corp *	69,702	2,205,371
Carnival Corp (Panama)	117,690	4,575,787
Coach Inc	64,070	2,532,046
Comcast Corp ‘A’	781,157	14,701,375
Darden Restaurants Inc	34,430	1,533,512
DISH Network Corp ‘A’	317,834	6,617,304
Eastman Kodak Co *	1,006,387	5,826,981
Expedia Inc	48,970	1,222,291
Federal Mogul Corp *	14,039	257,756
Ford Motor Co *	1,662,697	20,900,101
Gannett Co Inc	210,157	3,471,794
International Game Technology	156,852	2,893,919
J.C. Penney Co Inc	87,400	2,811,658
Johnson Controls Inc	363,594	11,994,966
KB Home	102,040	1,709,170
Kohl’s Corp *	59,551	3,262,204
Lennar Corp ‘A’	108,500	1,867,285
Lowe’s Cos Inc	351,402	8,517,985
Marriott International Inc ‘A’	151,419	4,772,727
Royal Caribbean Cruises Ltd * (Liberia)	32,450	1,070,526
Stanley Black & Decker Inc	5,406	310,358
Staples Inc	262,418	6,137,957
Starbucks Corp *	46,137	1,119,745
Starwood Hotels & Resorts Worldwide Inc	42,869	1,999,410
The Interpublic Group of Cos Inc *	35,800	297,856
The McGraw-Hill Cos Inc	3,673	130,942
The New York Times Co ‘A’ *	212,920	2,369,800
The TJX Cos Inc	27,564	1,172,021
The Walt Disney Co	453,881	15,844,986
Time Warner Cable Inc	304,523	16,234,121
Time Warner Inc	1,007,060	31,490,766
Toll Brothers Inc *	113,050	2,351,440
Urban Outfitters Inc *	23,263	884,692
VF Corp	41,226	3,304,264
Yum! Brands Inc	227,711	8,728,163

		214,983,248

Consumer Staples - 11.9%

Altria Group Inc	120,850	2,479,842
CVS Caremark Corp	200,555	7,332,291
Dean Foods Co *	47,087	738,795
General Mills Inc	115,830	8,199,606
Kimberly-Clark Corp	44,740	2,813,251
Kraft Foods Inc ‘A’	65,580	1,983,139
Philip Morris International Inc	668,923	34,891,024
Sara Lee Corp	886,277	12,345,839
SUPERVALU Inc	475,155	7,925,585
Sysco Corp	972,308	28,683,086
The Clorox Co	12,570	806,240
The Coca-Cola Co	327,159	17,993,745
The Hershey Co	42,368	1,813,774
The Kroger Co	131,710	2,852,839
The Procter & Gamble Co	287,141	18,167,411
Tyson Foods Inc ‘A’	501,308	9,600,048
Wal-Mart Stores Inc	150,797	8,384,313
Walgreen Co	390,105	14,468,994

		181,479,822

Energy - 13.1%

Anadarko Petroleum Corp	22,550	1,642,317
Apache Corp	67,884	6,890,226
Baker Hughes Inc	36,680	1,718,091
BJ Services Co	20,860	446,404
Cameron International Corp *	9,200	394,312
Chevron Corp	408,949	31,010,603
ConocoPhillips	674,106	34,494,004
Devon Energy Corp	38,591	2,486,418
Ensco International PLC ADR (United Kingdom)	104,529	4,680,809
EOG Resources Inc	42,380	3,938,797
Exxon Mobil Corp	473,228	31,696,811
Halliburton Co	190,561	5,741,603
Helix Energy Solutions Group Inc *	174,020	2,267,481
Hess Corp	151,543	9,479,015
Murphy Oil Corp	384,833	21,623,766
Noble Energy Inc	33,709	2,460,757
Occidental Petroleum Corp	203,293	17,186,390
Schlumberger Ltd (Netherlands)	165,080	10,475,977
Smith International Inc	16,576	709,784
Southwestern Energy Co *	31,320	1,275,350
Transocean Ltd * (Switzerland)	30,255	2,613,427
Ultra Petroleum Corp * (Canada)	33,420	1,558,375
Valero Energy Corp	40,255	793,024
Whiting Petroleum Corp *	39,497	3,192,937
XTO Energy Inc	39,583	1,867,526

		200,644,204

Financials - 18.8%

ACE Ltd (Switzerland)	78,600	4,110,780
Aflac Inc	68,461	3,716,748
Alexandria Real Estate Equities Inc REIT	6,830	461,708
American Express Co	500,451	20,648,608
Aon Corp	19,820	846,512
Aspen Insurance Holdings Ltd (Bermuda)	63,991	1,845,500
Bank of America Corp	1,149,016	20,509,936
BB&T Corp	153,200	4,962,148
BlackRock Inc	32,705	7,121,841
Boston Properties Inc REIT	10,310	777,786
Capital One Financial Corp	34,867	1,443,842
Chimera Investment Corp REIT	1,467,218	5,707,478
Citigroup Inc *	2,808,262	11,373,461
CME Group Inc ‘A’	9,530	3,012,528
Discover Financial Services	616,504	9,185,910
Endurance Specialty Holdings Ltd (Bermuda)	84,691	3,146,271
Equity Lifestyle Properties Inc REIT	6,384	343,970
Fifth Third Bancorp	29,000	394,110
Health Care REIT Inc	67,653	3,059,945
Hudson City Bancorp Inc	465,216	6,587,459
Janus Capital Group Inc	40,500	578,745
M&T Bank Corp	151,000	11,986,380
Moody’s Corp	267,141	7,947,445
Morgan Stanley	157,903	4,624,979
New York Community Bancorp Inc	628,739	10,399,343
NYSE Euronext	312,335	9,248,239
Plum Creek Timber Co Inc REIT	134,203	5,221,839
Principal Financial Group Inc	82,960	2,423,262
Prudential Financial Inc	93,420	5,651,910
Public Storage REIT	18,630	1,713,774
RenaissanceRe Holdings Ltd (Bermuda)	97,541	5,536,427
Simon Property Group Inc REIT	9,550	801,245
State Street Corp	54,758	2,471,776
SVB Financial Group *	34,720	1,620,035
T. Rowe Price Group Inc	187,088	10,276,744
TCF Financial Corp	30,590	487,605
TD Ameritrade Holding Corp *	123,159	2,347,410
The Allstate Corp	74,360	2,402,572
The Charles Schwab Corp	63,700	1,190,553
The Goldman Sachs Group Inc	96,581	16,479,616
The NASDAQ OMX Group Inc *	160,327	3,386,106
The PNC Financial Services Group Inc	32,460	1,937,862
Torchmark Corp	45,018	2,408,913
U.S. Bancorp	865,988	22,411,769
Wells Fargo & Co	1,425,926	44,374,817

		287,185,907

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
Health Care - 15.8%

Abbott Laboratories	317,949	$16,749,553
Aetna Inc	136,480	4,791,813
Alexion Pharmaceuticals Inc *	15,400	837,298
AmerisourceBergen Corp	639,715	18,500,558
Amgen Inc *	421,997	25,218,541
Baxter International Inc	73,039	4,250,870
Biogen Idec Inc *	278,747	15,988,928
Boston Scientific Corp *	56,190	405,692
Bristol-Myers Squibb Co	107,477	2,869,636
Cardinal Health Inc	825,976	29,759,915
CareFusion Corp *	63,434	1,676,561
Celgene Corp *	84,943	5,263,068
Cephalon Inc *	70,006	4,745,007
Community Health Systems Inc *	30,881	1,140,435
Covidien PLC (Ireland)	158,760	7,982,453
Hill-Rom Holdings Inc	6,836	186,007
Johnson & Johnson	235,173	15,333,280
McKesson Corp	347,871	22,862,082
Medco Health Solutions Inc *	36,010	2,324,806
Merck & Co Inc	629,041	23,494,681
Millipore Corp *	3,692	389,875
Pfizer Inc	580,080	9,948,372
Stryker Corp	87,522	5,008,009
Tenet Healthcare Corp *	297,239	1,700,207
The Cooper Cos Inc	6,829	265,511
Thermo Fisher Scientific Inc *	77,550	3,989,172
WellPoint Inc *	194,939	12,550,173
Zimmer Holdings Inc *	55,164	3,265,709

		241,498,212

Industrials - 12.9%

Bucyrus International Inc	10,007	660,362
Cooper Industries PLC (Ireland)	41,980	2,012,521
Crane Co	42,479	1,508,005
Deere & Co	205,381	12,211,954
Delta Air Lines Inc *	279,580	4,079,072
Eaton Corp	30,600	2,318,562
Emerson Electric Co	75,770	3,814,262
Fluor Corp	312,938	14,554,746
General Dynamics Corp	165,222	12,755,138
General Electric Co	447,973	8,153,109
Honeywell International Inc	289,364	13,099,508
Hubbell Inc ‘B’	20,504	1,034,017
Illinois Tool Works Inc	127,015	6,015,430
ITT Corp	8,642	463,298
Joy Global Inc	33,331	1,886,535
KBR Inc	36,715	813,604
L-3 Communications Holdings Inc	18,911	1,732,815
Lockheed Martin Corp	151,363	12,596,429
Norfolk Southern Corp	323,265	18,067,281
Northrop Grumman Corp	153,207	10,045,783
PACCAR Inc	196,374	8,510,849
Parker-Hannifin Corp	78,791	5,100,929
Precision Castparts Corp	6,490	822,348
Republic Services Inc	25,513	740,387
Textron Inc	39,400	836,462
Union Pacific Corp	150,123	11,004,016
United Parcel Service Inc ‘B’	116,884	7,528,499
United Technologies Corp	445,401	32,785,968
Waste Management Inc	28,907	995,268

		196,147,157

Information Technology - 23.7%

Advanced Micro Devices Inc *	83,690	775,806
Analog Devices Inc	184,769	5,325,043
Apple Inc *	69,143	16,243,765
Applied Materials Inc	233,871	3,152,581
Broadcom Corp ‘A’	86,440	2,868,079
Cisco Systems Inc *	719,780	18,735,873
Cognizant Technology Solutions Corp ‘A’ *	28,450	1,450,381
Computer Sciences Corp *	35,791	1,950,252
Corning Inc	1,315,065	26,577,464
Dell Inc *	704,044	10,567,700
Genpact Ltd * (Bermuda)	49,000	821,730
Google Inc ‘A’ *	27,834	15,782,156
Harris Corp	21,318	1,012,392
Hewlett-Packard Co	599,378	31,856,941
Ingram Micro Inc ‘A’ *	465,579	8,170,911
Intel Corp	256,843	5,717,325
International Business Machines Corp	374,641	48,047,708
Intersil Corp ‘A’	351,006	5,180,849
Jabil Circuit Inc	713,013	11,543,680
Juniper Networks Inc *	214,720	6,587,610
Lender Processing Services Inc	5,727	216,194
LSI Corp *	805,294	4,928,399
Marvell Technology Group Ltd * (Bermuda)	93,750	1,910,625
MasterCard Inc ‘A’	22,253	5,652,262
Micron Technology Inc *	997,234	10,361,261
Microsoft Corp	2,073,069	60,678,730
Molex Inc	31,171	650,227
National Semiconductor Corp	26,430	381,914
Novellus Systems Inc *	70,150	1,753,750
Oracle Corp	273,690	7,031,096
PMC-Sierra Inc *	396,700	3,538,564
QUALCOMM Inc	268,648	11,280,530
SanDisk Corp *	16,080	556,850
Seagate Technology * (Cayman)	7,545	137,772
Symantec Corp *	96,543	1,633,508
Tech Data Corp *	126,430	5,297,417
Texas Instruments Inc	723,439	17,702,552
Xerox Corp	99,890	973,928
Xilinx Inc	180,540	4,603,770

		361,657,595

Materials - 5.0%

Airgas Inc	5,594	355,890
CF Industries Holdings Inc	3,548	323,507
Cliffs Natural Resources Inc	9,520	675,444
E.I. du Pont de Nemours & Co	244,959	9,122,273
Eastman Chemical Co	86,601	5,514,752
Freeport-McMoRan Copper & Gold Inc	196,376	16,405,251
Huntsman Corp	1,117,424	13,464,959
International Paper Co	50,221	1,235,939
PPG Industries Inc	103,827	6,790,286
Praxair Inc	66,532	5,522,156
Schnitzer Steel Industries Inc ‘A’	13,935	732,005
The Dow Chemical Co	178,090	5,266,121
United States Steel Corp	161,827	10,279,251
Walter Energy Inc	7,000	645,890

		76,333,724

Telecommunication Services - 3.4%

American Tower Corp ‘A’ *	119,172	5,077,919
AT&T Inc	596,173	15,405,110
NII Holdings Inc *	133,247	5,551,070
Sprint Nextel Corp *	3,352,508	12,739,531
Verizon Communications Inc	429,714	13,329,728

		52,103,358

Utilities - 3.4%

Allegheny Energy Inc	11,407	262,361
American Water Works Co Inc	158,660	3,452,442
Edison International	139,313	4,760,325
Energen Corp	122,231	5,687,408
Entergy Corp	57,322	4,663,145
Exelon Corp	105,497	4,621,823
FirstEnergy Corp	20,423	798,335
FPL Group Inc	110,178	5,324,903
Integrys Energy Group Inc	10,463	495,737
NV Energy Inc	199,894	2,464,693
PPL Corp	149,958	4,155,336
Public Service Enterprise Group Inc	130,780	3,860,626

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
The AES Corp *	591,856	$6,510,416
Xcel Energy Inc	254,436	5,394,043

		52,451,593

Total Common Stocks
(Cost $1,626,103,960)		1,864,484,820

	Principal
	Amount
U.S. TREASURY OBLIGATIONS - 0.1%

U.S. Treasury Notes - 0.1%

2.875% due 06/30/10	$2,050,000	2,064,256

Total U.S. Treasury Obligations
(Cost $2,062,619)		2,064,256

SHORT-TERM INVESTMENTS - 2.4%

U.S. Treasury Bills - 0.1%

0.320% due 02/10/11 ‡	1,800,000	1,794,879

Repurchase Agreement - 2.3%

Fixed Income Clearing Corp 0.000% due 04/01/10 (Dated 03/31/10, repurchase price of $34,240,000; collateralized by Fannie Mae: 1.722% due 05/10/11 and value $1,475,988; and Federal Home Loan Bank: 0.700% due 04/18/11 and value $33,452,781)	34,240,000	34,240,000

Total Short-Term Investments
(Cost $36,034,879)		36,034,879

TOTAL INVESTMENTS - 124.6%
(Cost $1,664,201,458)		1,902,583,955

TOTAL SECURITIES SOLD SHORT - (24.9%)
(See Securities Sold Short)
(Proceeds $334,812,653)		(380,702,812)

OTHER ASSETS & LIABILITIES, NET - 0.3%		5,201,738

NET ASSETS - 100.0%		$1,527,082,881

SECURITIES SOLD SHORT
	Shares	Value
COMMON STOCKS - (24.9%)

Consumer Discretionary - (3.4%)

Best Buy Co Inc	15,178	($645,672)
Central European Media Enterprises Ltd ‘A’ (Bermuda)	186,914	(5,478,449)
Choice Hotels International Inc	13,387	(466,001)
Clear Channel Outdoor Holdings Inc ‘A’	117,418	(1,245,805)
DeVry Inc	32,030	(2,088,356)
Ford Motor Co	59,800	(751,686)
Interactive Data Corp	10,527	(336,864)
International Speedway Corp ‘A’	17,238	(444,223)
Liberty Media Corp - Capital ‘A’	217,782	(7,920,731)
Liberty Media Corp - Interactive ‘A’	136,087	(2,083,492)
LKQ Corp	69,254	(1,405,856)
Macy’s Inc	131,405	(2,860,687)
Marriott International Inc ‘A’	54,909	(1,730,732)
Morningstar Inc	27,624	(1,328,438)
Nordstrom Inc	24,958	(1,019,534)
O’Reilly Automotive Inc	29,339	(1,223,730)
Omnicom Group Inc	59,800	(2,320,838)
Penn National Gaming Inc	19,752	(549,106)
Ross Stores Inc	36,242	(1,937,860)
Starbucks Corp	43,050	(1,044,823)
The Gap Inc	36,800	(850,448)
The Home Depot Inc	42,273	(1,367,532)
The New York Times Co ‘A’	60,655	(675,090)
The Sherwin-Williams Co	52,131	(3,528,226)
Tiffany & Co	5,300	(251,697)
Toll Brothers Inc	19,202	(399,402)
Viacom Inc ‘B’	158,904	(5,463,120)
Weight Watchers International Inc	81,911	(2,091,188)

		(51,509,586)

Consumer Staples - (0.6%)

Avon Products Inc	53,109	(1,798,802)
Colgate-Palmolive Co	43,066	(3,671,807)
HJ Heinz Co	25,241	(1,151,242)
Kellogg Co	7,100	(379,353)
PepsiCo Inc	23,300	(1,541,528)
The Hershey Co	8,300	(355,323)

		(8,898,055)

Energy - (2.3%)

Chesapeake Energy Corp	8,038	(190,018)
Comstock Resources Inc	137,146	(4,361,243)
Denbury Resources Inc	83,115	(1,402,150)
Diamond Offshore Drilling Inc	47,316	(4,202,134)
EXCO Resources Inc	42,402	(779,349)
Exterran Holdings Inc	131,521	(3,178,863)
Frontier Oil Corp	38,518	(519,993)
Holly Corp	27,652	(771,767)
Nabors Industries Ltd (Bermuda)	96,650	(1,897,240)
Newfield Exploration Co	42,287	(2,201,038)
Patterson-UTI Energy Inc	66,200	(924,814)
Petrohawk Energy Corp	44,378	(899,986)
Range Resources Corp	161,295	(7,559,897)
Rowan Cos Inc	32,000	(931,520)
SandRidge Energy Inc	18,326	(141,110)
Seahawk Drilling Inc	39,337	(741,502)
Southwestern Energy Co	3,592	(146,266)
Sunoco Inc	26,800	(796,228)
Teekay Corp	130,384	(2,964,932)
Tesoro Corp	55,900	(777,010)

		(35,387,060)

Financials - (4.1%)

AMB Property Corp REIT	5,869	(159,871)
American Express Co	11,301	(466,279)
American National Insurance Co	4,572	(519,105)
BancorpSouth Inc	8,560	(179,418)
BlackRock Inc	5,200	(1,132,352)
Federated Investors Inc ‘B’	71,047	(1,874,220)
First Horizon National Corp	284,416	(3,996,044)
Franklin Resources Inc	3,500	(388,150)
Genworth Financial Inc ‘A’	363,244	(6,661,895)
GLG Partners Inc	157,062	(482,180)
HCP Inc REIT	71,455	(2,358,015)
Hudson City Bancorp Inc	15,816	(223,955)
Interactive Brokers Group Inc ‘A’	254,756	(4,114,309)
KeyCorp	198,800	(1,540,700)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
Leucadia National Corp	123,765	($3,070,610)
M&T Bank Corp	5,000	(396,900)
Markel Corp	6,908	(2,588,151)
Marshall & Ilsley Corp	1,080,181	(8,695,457)
Old Republic International Corp	234,544	(2,974,018)
ProLogis REIT	1,131,523	(14,936,104)
Regions Financial Corp	201,242	(1,579,750)
SunTrust Banks Inc	52,919	(1,417,700)
Synovus Financial Corp	174,828	(575,184)
The Hartford Financial Services Group Inc	28,300	(804,286)
The Progressive Corp	41,900	(799,871)
UMB Financial Corp	6,540	(265,524)

		(62,200,048)

Health Care - (3.8%)

Abraxis Bioscience Inc	14,065	(727,864)
AmerisourceBergen Corp	27,964	(808,719)
Becton Dickinson & Co	25,520	(2,009,190)
Brookdale Senior Living Inc	24,762	(515,793)
CIGNA Corp	44,900	(1,642,442)
Dendreon Corp	119,553	(4,360,098)
Eli Lilly & Co	131,710	(4,770,536)
Forest Laboratories Inc	38,650	(1,212,064)
Genzyme Corp	2,694	(139,630)
Hologic Inc	515,143	(9,550,751)
King Pharmaceuticals Inc	922,257	(10,845,742)
Life Technologies Corp	15,000	(784,050)
United Therapeutics Corp	4,989	(276,041)
Varian Medical Systems Inc	78,300	(4,332,339)
Vertex Pharmaceuticals Inc	310,377	(12,685,108)
Waters Corp	13,000	(878,020)
Zimmer Holdings Inc	30,600	(1,811,520)

		(57,349,907)

Industrials - (3.6%)

3M Co	28,053	(2,344,389)
AMR Corp	129,218	(1,177,176)
BE Aerospace Inc	187,001	(5,694,180)
Caterpillar Inc	58,552	(3,679,993)
Corrections Corp of America	52,803	(1,048,668)
Dover Corp	25,000	(1,168,750)
FedEx Corp	43,700	(4,081,580)
General Dynamics Corp	11,500	(887,800)
Heartland Express Inc	75,922	(1,252,713)
Illinois Tool Works Inc	70,900	(3,357,824)
Ingersoll-Rand PLC (Ireland)	73,500	(2,562,945)
ITT Corp	15,512	(831,598)
Knight Transportation Inc	60,817	(1,282,631)
Lockheed Martin Corp	9,896	(823,545)
Navistar International Corp	19,900	(890,127)
PACCAR Inc	19,319	(837,286)
Raytheon Co	89,809	(5,129,890)
Rockwell Automation Inc	74,870	(4,219,673)
TransDigm Group Inc	118,289	(6,274,049)
United Parcel Service Inc ‘B’	37,980	(2,446,292)
W.W. Grainger Inc	15,122	(1,634,991)
Waste Management Inc	71,980	(2,478,271)
Werner Enterprises Inc	73,530	(1,703,690)

		(55,808,061)

Information Technology - (4.8%)

Activision Blizzard Inc	16,383	(197,579)
Altera Corp	233,400	(5,673,954)
AOL Inc	30,700	(776,096)
Brocade Communications Systems Inc	354,549	(2,024,475)
Cadence Design Systems Inc	11,937	(79,500)
Ciena Corp	698,230	(10,641,025)
Cypress Semiconductor Corp	314,966	(3,622,109)
eBay Inc	28,700	(773,465)
Intel Corp	133,400	(2,969,484)
Itron Inc	42,763	(3,103,311)
Lam Research Corp	2,500	(93,300)
Linear Technology Corp	212,928	(6,021,604)
Maxim Integrated Products Inc	27,880	(540,593)
MEMC Electronic Materials Inc	417,134	(6,394,664)
Microchip Technology Inc	59,800	(1,683,968)
Micron Technology Inc	74,800	(777,172)
Monster Worldwide Inc	152,618	(2,534,985)
Nuance Communications Inc	261,812	(4,356,552)
NVIDIA Corp	42,515	(738,911)
Rambus Inc	378,373	(8,267,450)
Rovi Corp	71,863	(2,668,273)
Texas Instruments Inc	250,407	(6,127,459)
Visa Inc ‘A’	12,593	(1,146,341)
Western Digital Corp	20,610	(803,584)
Yahoo! Inc	99,300	(1,641,429)

		(73,657,283)

Materials - (1.4%)

AK Steel Holding Corp	109,797	(2,509,959)
Alcoa Inc	226,700	(3,228,208)
Intrepid Potash Inc	143,873	(4,363,668)
Monsanto Co	43,469	(3,104,556)
Nalco Holding Co	19,903	(484,240)
Nucor Corp	42,437	(1,925,791)
Olin Corp	64,991	(1,275,123)
OM Group Inc	31,861	(1,079,451)
The Mosaic Co	33,857	(2,057,490)
Weyerhaeuser Co	22,113	(1,001,056)

		(21,029,542)

Telecommunication Services - (0.2%)

Crown Castle International Corp	20,996	(802,677)
SBA Communications Corp ‘A’	72,486	(2,614,570)

		(3,417,247)

Utilities - (0.7%)

CMS Energy Corp	29,400	(454,524)
Consolidated Edison Inc	80,336	(3,578,165)
Dominion Resources Inc	115,435	(4,745,533)
Duke Energy Corp	47,300	(771,936)
FirstEnergy Corp	48,500	(1,895,865)

		(11,446,023)

Total Common Stocks
(Proceeds $334,812,653)		(380,702,812)

TOTAL SECURITIES SOLD SHORT - (24.9%)
(Proceeds $334,812,653)		($380,702,812)

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Open futures contracts outstanding as of March 31, 2010 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
S&P 500 E-Mini (06/10)	745	$42,944,842	$458,858

(c)	As of March 31, 2010, securities with a total aggregate value of $1,794,879 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of March 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks - Long (1)	$1,864,484,820	$1,864,484,820	$-	$-
	U.S. Treasury Obligations	2,064,256	-	2,064,256	-
	Short-Term Investments	36,034,879	-	36,034,879	-
	Investments in Other Financial Instruments (2)	458,858	458,858	-	-

		1,903,042,813	1,864,943,678	38,099,135	-

Liabilities	Common Stocks - Short (1)	(380,702,812)	(380,702,812)	-	-

	Total	$1,522,340,001	$1,484,240,866	$38,099,135	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.
(2)	Investments in other financial instruments may include open futures contracts, swap contracts, purchased options, written options, and forward foreign currency contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
MAIN STREET® CORE PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%

Consumer Discretionary - 13.1%

AutoZone Inc *	66,900	$11,579,721
Best Buy Co Inc	551,410	23,456,981
Ford Motor Co *	1,838,400	23,108,688
H&R Block Inc	351,520	6,257,056
Hyatt Hotels Corp ‘A’ *	448,980	17,492,261
McDonald’s Corp	569,080	37,969,018
The McGraw-Hill Cos Inc	758,540	27,041,951
The Washington Post Co ‘B’	20,872	9,270,925
Time Warner Cable Inc	470,217	25,067,268

		181,243,869

Consumer Staples - 10.3%

Colgate-Palmolive Co	199,530	17,011,928
General Mills Inc	490,420	34,716,832
Mead Johnson Nutrition Co	305,530	15,896,726
Philip Morris International Inc	1,099,890	57,370,262
Unilever NV ‘NY’ (Netherlands)	299,850	9,043,476
Wal-Mart Stores Inc	134,640	7,485,984

		141,525,208

Energy - 9.0%

Chevron Corp	540,597	40,993,470
Enterprise Products Partners LP	430,084	14,872,305
Noble Energy Inc	192,900	14,081,700
Occidental Petroleum Corp	508,667	43,002,708
Plains All American Pipeline LP	199,760	11,366,344

		124,316,527

Financials - 16.0%

American Express Co	669,430	27,620,682
CIT Group Inc *	755,100	29,418,696
Citigroup Inc *	6,133,750	24,841,687
Leucadia National Corp *	288,270	7,151,979
Lincoln National Corp	693,740	21,297,818
Marshall & Ilsley Corp	766,330	6,168,957
Regions Financial Corp	838,890	6,585,287
State Street Corp	628,760	28,382,226
SunTrust Banks Inc	198,380	5,314,600
The Chubb Corp	292,340	15,157,829
The Goldman Sachs Group Inc	152,800	26,072,264
U.S. Bancorp	848,290	21,953,745

		219,965,770

Health Care - 12.9%

Abbott Laboratories	530,810	27,963,071
Celgene Corp *	346,860	21,491,446
Covidien PLC (Ireland)	141,430	7,111,100
Medco Health Solutions Inc *	338,106	21,828,123
Medtronic Inc	451,500	20,331,045
Merck & Co Inc	906,150	33,844,703
Teva Pharmaceutical Industries Ltd ADR (Israel)	314,700	19,851,276
WellPoint Inc *	392,150	25,246,617

		177,667,381

Industrials - 12.8%

General Electric Co	1,711,270	31,145,114
KBR Inc	601,620	13,331,899
Precision Castparts Corp	197,320	25,002,417
Republic Services Inc	919,402	26,681,046
The Boeing Co	244,300	17,738,623
Tyco International Ltd (Switzerland)	844,910	32,317,808
United Parcel Service Inc ‘B’	237,810	15,317,342
Verisk Analytics Inc ‘A’ *	548,030	15,454,446

		176,988,695

Information Technology - 17.1%

Accenture PLC ‘A’ (Ireland)	175,560	7,364,742
Adobe Systems Inc *	339,430	12,005,639
Apple Inc *	206,280	48,461,360
Check Point Software Technologies Ltd * (Israel)	396,340	13,895,680
eBay Inc *	1,483,490	39,980,056
Google Inc ‘A’ *	43,310	24,557,203
Hewitt Associates Inc ‘A’ *	304,040	12,094,711
Microsoft Corp	1,057,440	30,951,269
QUALCOMM Inc	791,170	33,221,228
The Western Union Co	801,110	13,586,826

		236,118,714

Materials - 2.1%

Monsanto Co	160,550	11,466,481
Praxair Inc	212,120	17,605,960

		29,072,441

Telecommunication Services - 1.7%

America Movil SAB de CV ‘L’ ADR (Mexico)	453,550	22,831,707

Utilities - 3.2%

Public Service Enterprise Group Inc	332,540	9,816,581
The AES Corp *	3,159,180	34,750,980

		44,567,561

Total Common Stocks
(Cost $1,144,513,041)		1,354,297,873

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.9%

Repurchase Agreement - 1.9%

Fixed Income Clearing Corp 0.000% due 04/01/10 (Dated 03/31/10, repurchase price of $25,692,000; collateralized by Fannie Mae: 1.722% due 05/10/11 and value $26,210,113)	$25,692,000	25,692,000

Total Short-Term Investment
(Cost $25,692,000)		25,692,000

TOTAL INVESTMENTS - 100.1%
(Cost $1,170,205,041)		1,379,989,873

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,287,687)

NET ASSETS - 100.0%		$1,378,702,186

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of March 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$1,354,297,873	$1,354,297,873	$-	$-
	Short-Term Investment	25,692,000	-	25,692,000	-

Total		$1,379,989,873	$1,354,297,873	$25,692,000	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.6%

Industrials - 0.6%

Better Place LLC ‘B’ 8.000% * Δ	3,920,500	$11,761,500

Total Convertible Preferred Stocks
(Cost $11,761,500)		11,761,500

COMMON STOCKS - 98.5%

Consumer Discretionary - 19.9%

American Eagle Outfitters Inc	1,360,100	25,189,052
Apollo Group Inc ‘A’ *	167,700	10,278,333
AutoZone Inc *	176,100	30,481,149
Burger King Holdings Inc	2,096,900	44,580,094
Cablevision Systems Corp ‘A’	601,600	14,522,624
Family Dollar Stores Inc	1,490,900	54,581,849
Genuine Parts Co	912,100	38,527,104
J.C. Penney Co Inc	1,222,000	39,311,740
Mattel Inc	2,663,574	60,569,673
Newell Rubbermaid Inc	986,500	14,994,800
Stanley Black & Decker Inc	589,100	33,820,231
Viacom Inc ‘B’ *	1,029,500	35,394,210

		402,250,859

Consumer Staples - 7.1%

Avon Products Inc	575,500	19,492,185
Campbell Soup Co	472,429	16,700,365
McCormick & Co Inc	977,000	37,477,720
Molson Coors Brewing Co ‘B’	792,000	33,311,520
Ralcorp Holdings Inc *	541,500	36,702,870

		143,684,660

Energy - 7.3%

Arch Coal Inc	489,700	11,189,645
Holly Corp	1,254,950	35,025,654
Massey Energy Co	434,600	22,725,234
The Williams Cos Inc	1,538,800	35,546,280
Tidewater Inc	616,600	29,146,682
Valero Energy Corp	675,500	13,307,350

		146,940,845

Financials - 17.0%

Ameriprise Financial Inc	1,256,900	57,012,984
City National Corp	816,467	44,064,724
Fifth Third Bancorp	2,019,500	27,445,005
KeyCorp	1,862,600	14,435,150
Northern Trust Corp	557,700	30,818,502
NYSE Euronext	499,000	14,775,390
PartnerRe Ltd (Bermuda)	257,500	20,527,900
Public Storage REIT	286,700	26,373,533
RenaissanceRe Holdings Ltd (Bermuda)	543,000	30,820,680
Tanger Factory Outlet Centers Inc REIT	298,400	12,878,944
TD Ameritrade Holding Corp *	557,800	10,631,668
The St. Joe Co *	866,000	28,015,100
UDR Inc REIT	1,389,700	24,514,308

		342,313,888

Health Care - 10.6%

CareFusion Corp *	1,155,750	30,546,472
Hospira Inc *	501,800	28,426,970
Life Technologies Corp *	388,706	20,317,663
Omnicare Inc	595,517	16,847,176
Talecris Biotherapeutics Holdings Corp *	1,760,200	35,063,184
Teleflex Inc	567,900	36,385,353
Warner Chilcott PLC ‘A’ * (Ireland)	1,057,141	27,009,953
Zimmer Holdings Inc *	312,800	18,517,760

		213,114,531

Industrials - 9.1%

Corrections Corp of America *	1,443,100	28,659,966
Dover Corp	1,174,700	54,917,225
Foster Wheeler AG * (Switzerland)	578,400	15,697,776
Parker-Hannifin Corp	594,400	38,481,456
Republic Services Inc	1,075,500	31,211,010
Rockwell Collins Inc	233,500	14,614,765

		183,582,198

Information Technology - 14.2%

Analog Devices Inc	1,319,695	38,033,610
BMC Software Inc *	671,300	25,509,400
Fidelity National Information Services Inc	1,212,500	28,421,000
Ingram Micro Inc ‘A’ *	2,420,600	42,481,530
Intuit Inc *	936,900	32,173,146
Lexmark International Inc ‘A’ *	754,400	27,218,752
NetApp Inc *	466,100	15,176,216
NeuStar Inc ‘A’ *	830,128	20,919,225
Symantec Corp *	2,247,600	38,029,392
VeriSign Inc *	698,800	18,175,788

		286,138,059

Materials - 8.8%

Air Products & Chemicals Inc	218,400	16,150,680
Ball Corp	1,311,800	70,023,884
Cliffs Natural Resources Inc	206,100	14,622,795
Compass Minerals International Inc	423,512	33,978,368
Nucor Corp	537,500	24,391,750
Packaging Corp of America	750,800	18,477,188

		177,644,665

Utilities - 4.5%

Allegheny Energy Inc	795,100	18,287,300
American Electric Power Co Inc	1,262,700	43,159,086
Energen Corp	648,868	30,191,828

		91,638,214

Total Common Stocks
(Cost $1,627,624,303)		1,987,307,919

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.3%

Repurchase Agreement - 1.3%

Fixed Income Clearing Corp 0.000% due 04/01/10 (Dated 03/31/10, repurchase price of $26,195,000; collateralized by Federal Home Loan Bank: 0.700% due 04/18/11 and value $26,720,969)	$26,195,000	26,195,000

Total Short-Term Investment
(Cost $26,195,000)		26,195,000

TOTAL INVESTMENTS - 100.4%
(Cost $1,665,580,803)		2,025,264,419

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(8,330,544)

NET ASSETS - 100.0%		$2,016,933,875

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	0.6% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

(c)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of March 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$11,761,500	$-	$-	$11,761,500
	Common Stocks (1)	1,987,307,919	1,987,307,919	-	-
	Short-Term Investment	26,195,000	-	26,195,000	-

Total		$2,025,264,419	$1,987,307,919	$26,195,000	$11,761,500

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Portfolio’s assets and liabilities for the period ended March 31, 2010:

Change in Net
Unrealized
				Total Change			Appreciation
			Total Net	in Net			(Depreciation) on
	Value,	Net	Realized	Unrealized	Transfers		Level 3 Holdings
	Beginning of	Purchases	Gains	Appreciation	In and/or	Value,	Held at the End of
	Period	(Sales)	(Losses)	(Depreciation)	Out of Level 3	End of Period	Period, if Applicable
Convertible Preferred Stocks (1)	$-	$11,761,500	$-	$-	$-	$11,761,500	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 1.6%

Health Care - 1.0%

Ironwood Pharmaceuticals Inc ‘H’ 8.000% * + Δ	1,000,095	$12,391,177

Industrials - 0.6%

Better Place LLC ‘B’ 8.000% * Δ	2,239,546	6,718,638

Total Convertible Preferred Stocks
(Cost $18,245,213)		19,109,815

COMMON STOCKS - 98.4%

Consumer Discretionary - 26.8%

Ctrip.com International Ltd ADR * (Cayman)	1,156,524	45,335,741
Discovery Communications Inc ‘C’ *	430,703	12,666,975
Gafisa SA ADR (Brazil)	950,932	13,065,806
Groupe Aeroplan Inc (Canada)	1,268,233	13,298,559
Las Vegas Sands Corp *	838,160	17,727,084
Li & Fung Ltd + (Bermuda)	9,160,000	44,989,493
Morningstar Inc *	448,053	21,546,869
Netflix Inc *	186,358	13,742,039
New Oriental Education & Technology Group Inc ADR * (Cayman)	227,188	19,426,846
NVR Inc *	24,215	17,592,197
priceline.com Inc *	146,726	37,415,130
Sears Holdings Corp *	126,231	13,687,227
Strayer Education Inc	75,517	18,389,900
Wynn Resorts Ltd	493,506	37,422,560

		326,306,426

Consumer Staples - 1.7%

Mead Johnson Nutrition Co	403,206	20,978,808

Energy - 6.1%

Petrohawk Energy Corp *	337,077	6,835,921
Range Resources Corp	594,957	27,885,635
Ultra Petroleum Corp * (Canada)	839,701	39,155,258

		73,876,814

Financials - 12.3%

Calamos Asset Management Inc ‘A’	642,468	9,212,991
CIT Group Inc *	348,991	13,596,689
Greenhill & Co Inc	267,077	21,924,351
IntercontinentalExchange Inc *	159,141	17,852,437
Leucadia National Corp *	982,429	24,374,064
Moody’s Corp	266,600	7,931,350
MSCI Inc ‘A’ *	1,048,157	37,838,468
T. Rowe Price Group Inc	312,564	17,169,141

		149,899,491

Health Care - 9.3%

Allergan Inc	226,808	14,815,098
Gen-Probe Inc *	503,047	25,152,350
Illumina Inc *	854,082	33,223,790
Intuitive Surgical Inc *	52,897	18,415,033
Ironwood Pharmaceuticals Inc *	9,851	133,185
Techne Corp	343,440	21,873,694

		113,613,150

Industrials - 13.2%

C.H. Robinson Worldwide Inc	341,817	19,090,480
Covanta Holding Corp *	575,687	9,590,945
Expeditors International of Washington Inc	709,131	26,181,117
Fastenal Co	421,369	20,221,498
IHS Inc ‘A’ *	287,709	15,383,800
Intertek Group PLC + (United Kingdom)	1,233,849	27,303,389
The Corporate Executive Board Co	365,407	9,716,172
Verisk Analytics Inc ‘A’ *	1,188,289	33,509,750

		160,997,151

Information Technology - 21.5%

Akamai Technologies Inc *	825,688	25,934,860
Alibaba.com Ltd + (Cayman)	9,051,300	18,086,132
Autodesk Inc *	589,163	17,333,175
Baidu Inc ADR * (Cayman)	99,798	59,579,406
Equinix Inc *	132,927	12,939,114
Monster Worldwide Inc *	516,020	8,571,092
NVIDIA Corp *	322,396	5,603,243
Palm Inc *	1,280,696	4,815,417
Redecard SA (Brazil)	1,463,927	27,083,082
Rovi Corp *	321,524	11,938,186
salesforce.com inc *	515,384	38,370,339
Teradata Corp *	1,120,529	32,372,083

		262,626,129

Materials - 6.4%

Intrepid Potash Inc *	472,267	14,323,858
Martin Marietta Materials Inc	258,133	21,567,012
Nalco Holding Co	839,351	20,421,410
Rockwood Holdings Inc *	597,618	15,908,591
Texas Industries Inc	161,562	5,520,574

		77,741,445

Telecommunication Services - 1.1%

Millicom International Cellular SA (Luxembourg)	147,395	13,140,264

Total Common Stocks
(Cost $1,083,611,055)		1,199,179,678

	Principal
	Amount
SHORT-TERM INVESTMENT - 0.6%

Repurchase Agreement - 0.6%

Fixed Income Clearing Corp 0.000% due 04/01/10 (Dated 03/31/10, repurchase price of $7,357,000; collateralized by Federal Home Loan Bank: 0.700% due 04/18/11 and value $7,506,625)	$7,357,000	7,357,000

Total Short-Term Investment
(Cost $7,357,000)		7,357,000

TOTAL INVESTMENTS - 100.6%
(Cost $1,109,213,268)		1,225,646,493

OTHER ASSETS & LIABILITIES, NET - (0.6%)		(7,501,833)

NET ASSETS - 100.0%		$1,218,144,660

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate value of $102,770,191 or 8.4% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c)	1.6% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of March 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$19,109,815	$-	$-	$19,109,815
	Common Stocks
	Consumer Discretionary	326,306,426	281,316,933	44,989,493	-
	Consumer Staples	20,978,808	20,978,808	-	-
	Energy	73,876,814	73,876,814	-	-
	Financials	149,899,491	149,899,491	-	-
	Health Care	113,613,150	113,613,150	-	-
	Industrials	160,997,151	133,693,762	27,303,389	-
	Information Technology	262,626,129	244,539,997	18,086,132	-
	Materials	77,741,445	77,741,445	-	-
	Telecommunication Services	13,140,264	13,140,264	-	-

		1,199,179,678	1,108,800,664	90,379,014	-
	Short-Term Investment	7,357,000	-	7,357,000	-

	Total	$1,225,646,493	$1,108,800,664	$97,736,014	$19,109,815

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Portfolio’s assets and liabilities for the period ended March 31, 2010:

Change in Net
Unrealized
				Total Change			Depreciation on
	Value,	Net	Total Net	in Net	Transfers		Level 3 Holdings
	Beginning	Purchases	Realized	Unrealized	In and/or	Value,	Held at the End of
	of Period	(Sales)	Gains (Losses)	Depreciation	Out of Level 3	End of Period	Period, if Applicable
Convertible Preferred Stocks (1)	$8,081,524	$13,837,109	$-	($2,808,818)	$-	$19,109,815	($2,808,818)

(1) For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%

Consumer Discretionary - 15.2%

Bally Technologies Inc *	236,200	$9,575,548
Cablevision Systems Corp ‘A’	518,570	12,518,280
Dana Holding Corp *	573,500	6,813,180
Darden Restaurants Inc	171,800	7,651,972
DIRECTV ‘A’ *	248,815	8,412,435
Expedia Inc	165,900	4,140,864
H&R Block Inc	383,060	6,818,468
Limited Brands Inc	436,500	10,746,630
M.D.C. Holdings Inc	204,900	7,091,589
Macy’s Inc	715,530	15,577,088
Mattel Inc	539,610	12,270,731
P.F. Chang’s China Bistro Inc *	38,700	1,707,831
Saks Inc *	926,100	7,964,460
Scientific Games Corp ‘A’ *	362,203	5,099,818
Stanley Black & Decker Inc	152,300	8,743,543
Starwood Hotels & Resorts Worldwide Inc	176,600	8,236,624
The Gap Inc	521,260	12,046,319
The Interpublic Group of Cos Inc *	1,451,030	12,072,570
The Sherwin-Williams Co	83,810	5,672,261
Viacom Inc ‘B’ *	340,550	11,708,109

		174,868,320

Consumer Staples - 5.2%

Avon Products Inc	142,100	4,812,927
Constellation Brands Inc ‘A’ *	320,680	5,271,979
Del Monte Foods Co	609,520	8,898,992
Molson Coors Brewing Co ‘B’	230,190	9,681,791
Safeway Inc	442,530	11,001,296
The Estee Lauder Cos Inc ‘A’	90,200	5,851,274
The J.M. Smucker Co	141,790	8,544,265
The Kroger Co	294,860	6,386,668

		60,449,192

Energy - 7.5%

Cimarex Energy Co	192,400	11,424,712
CONSOL Energy Inc	252,600	10,775,916
Newfield Exploration Co *	197,039	10,255,880
Noble Corp * (Switzerland)	294,480	12,315,154
Petrohawk Energy Corp *	537,900	10,908,612
Plains Exploration & Production Co *	435,840	13,070,841
SandRidge Energy Inc *	744,700	5,734,190
Whiting Petroleum Corp *	145,600	11,770,304

		86,255,609

Financials - 25.6%

Alexandria Real Estate Equities Inc REIT	164,400	11,113,440
Aon Corp	134,300	5,735,953
Associated Banc-Corp	821,500	11,336,700
AXIS Capital Holdings Ltd (Bermuda)	380,390	11,890,991
Chimera Investment Corp REIT	3,145,300	12,235,217
City National Corp	107,160	5,783,425
Fifth Third Bancorp	663,900	9,022,401
Forestar Group Inc *	699,200	13,200,896
HCC Insurance Holdings Inc	300,545	8,295,042
IntercontinentalExchange Inc *	70,800	7,942,344
Invesco Ltd (Bermuda)	649,510	14,230,764
KeyCorp	1,376,670	10,669,193
Lincoln National Corp	213,340	6,549,538
Loews Corp	372,700	13,894,256
MFA Financial Inc REIT	1,705,800	12,554,688
Morgan Stanley	269,960	7,907,128
NYSE Euronext	473,100	14,008,491
People’s United Financial Inc	801,270	12,531,863
PHH Corp *	543,195	12,803,106
Primerica Inc *	75,900	1,138,500
RenaissanceRe Holdings Ltd (Bermuda)	60,210	3,417,520
Simon Property Group Inc REIT	164,348	13,788,797
SLM Corp *	345,100	4,320,652
TCF Financial Corp	705,400	11,244,076
The Hanover Insurance Group Inc	264,490	11,534,409
The Travelers Cos Inc	188,170	10,149,890
U-Store-It Trust REIT	672,200	4,839,840
W.R. Berkley Corp	264,800	6,908,632
Washington Federal Inc	399,800	8,123,936
XL Capital Ltd ‘A’ (Cayman)	461,250	8,717,625
Zions Bancorp	394,250	8,602,535

		294,491,848

Health Care - 5.8%

Boston Scientific Corp *	527,100	3,805,662
MEDNAX Inc *	107,000	6,226,330
The Cooper Cos Inc	159,460	6,199,805
Thermo Fisher Scientific Inc *	186,100	9,572,984
Universal Health Services Inc ‘B’	342,200	12,007,798
Watson Pharmaceuticals Inc *	211,800	8,846,886
WellPoint Inc *	191,700	12,341,646
Zimmer Holdings Inc *	124,600	7,376,320

		66,377,431

Industrials - 10.9%

Corrections Corp of America *	471,251	9,359,045
Danaher Corp	124,510	9,949,594
Eaton Corp	114,200	8,652,934
Hertz Global Holdings Inc *	732,200	7,314,678
Jacobs Engineering Group Inc *	164,700	7,442,793
Masco Corp	807,000	12,524,640
Navistar International Corp *	104,400	4,669,812
Orbital Sciences Corp *	442,860	8,418,769
Owens Corning *	353,860	9,002,198
Parker-Hannifin Corp	130,170	8,427,206
Republic Services Inc	238,370	6,917,497
Terex Corp *	545,000	12,376,950
Textron Inc	230,500	4,893,515
Trinity Industries Inc	243,700	4,864,252
Union Pacific Corp	154,560	11,329,248

		126,143,131

Information Technology - 10.0%

Amdocs Ltd * (United Kingdom)	204,260	6,150,269
Anixter International Inc *	192,640	9,025,184
Ciena Corp *	332,800	5,071,872
Dell Inc *	765,400	11,488,654
Fidelity National Information Services Inc	335,070	7,854,041
Micron Technology Inc *	517,530	5,377,137
Novell Inc *	987,360	5,914,286
ON Semiconductor Corp *	972,700	7,781,600
Symantec Corp *	261,500	4,424,580
Take-Two Interactive Software Inc *	567,800	5,592,830
Tech Data Corp *	104,100	4,361,790
TiVo Inc *	569,900	9,756,688
Tyco Electronics Ltd (Switzerland)	127,240	3,496,555
Varian Semiconductor Equipment Associates Inc *	135,800	4,497,696
Xerox Corp	1,368,660	13,344,435
Yahoo! Inc *	675,600	11,167,668

		115,305,285

Materials - 7.2%

Albemarle Corp	201,510	8,590,371
FMC Corp	162,810	9,856,517
Freeport-McMoRan Copper & Gold Inc	108,570	9,069,938
International Paper Co	518,100	12,750,441
Owens-Illinois Inc *	392,830	13,961,178
Pactiv Corp *	520,970	13,118,025

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
Reliance Steel & Aluminum Co	145,150	$7,145,735
Weyerhaeuser Co	180,650	8,178,025

		82,670,230

Telecommunication Services - 0.8%

Syniverse Holdings Inc *	469,300	9,137,271

Utilities - 10.1%

American Electric Power Co Inc	129,960	4,442,033
American Water Works Co Inc	478,900	10,420,864
CMS Energy Corp	782,750	12,101,315
Entergy Corp	164,300	13,365,805
EQT Corp	345,890	14,181,490
Northeast Utilities	402,690	11,130,351
NRG Energy Inc *	434,910	9,089,619
PG&E Corp	266,940	11,323,595
Questar Corp	352,350	15,221,520
Westar Energy Inc	202,800	4,522,440
Wisconsin Energy Corp	213,590	10,553,482

		116,352,514

Total Common Stocks
(Cost $946,730,038)		1,132,050,831

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp 0.000% due 04/01/10 (Dated 03/31/10, repurchase price of $12,591,000; collateralized by Federal Home Loan Bank: 0.700% due 04/18/11 and value $12,844,781)	$12,591,000	12,591,000

Total Short-Term Investment
(Cost $12,591,000)		12,591,000

TOTAL INVESTMENTS - 99.4%
(Cost $959,321,038)		1,144,641,831

OTHER ASSETS & LIABILITIES, NET - 0.6%		6,515,063

NET ASSETS - 100.0%		$1,151,156,894

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of March 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$1,132,050,831	$1,132,050,831	$-	$-
	Short-Term Investment	12,591,000	-	12,591,000	-

	Total	$1,144,641,831	$1,132,050,831	$12,591,000	$-

(1) For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.8%

Consumer Discretionary - 16.2%

Aaron’s Inc	268,616	$8,955,657
Autoliv Inc *	128,600	6,626,758
Bally Technologies Inc *	115,375	4,677,303
Best Buy Co Inc	74,377	3,163,998
Carter’s Inc *	218,325	6,582,499
GameStop Corp ‘A’ *	79,250	1,736,368
Hanesbrands Inc *	341,525	9,501,225
Jarden Corp	160,875	5,355,529
John Wiley & Sons Inc ‘A’	131,675	5,698,894
Omnicom Group Inc	115,825	4,495,168
Phillips-Van Heusen Corp	306,541	17,583,192
Regal Entertainment Group ‘A’	422,450	7,422,446
Regis Corp	409,575	7,650,861
Tenneco Inc *	246,525	5,830,316
The Gymboree Corp *	357,300	18,447,399
Wolverine World Wide Inc	250,475	7,303,851

		121,031,464

Consumer Staples - 1.0%

Energizer Holdings Inc *	63,814	4,004,967
Ralcorp Holdings Inc *	56,261	3,813,370

		7,818,337

Energy - 6.1%

Concho Resources Inc *	171,450	8,634,222
Dresser-Rand Group Inc *	111,755	3,511,342
Key Energy Services Inc *	549,250	5,245,338
Oil States International Inc *	145,700	6,606,038
Petrohawk Energy Corp *	107,900	2,188,212
Resolute Energy Corp *	305,175	3,695,669
Superior Energy Services Inc *	188,522	3,962,732
Unit Corp *	253,725	10,727,493
Weatherford International Ltd * (Switzerland)	70,700	1,121,302

		45,692,348

Financials - 25.0%

ACE Ltd (Switzerland)	66,750	3,491,025
Annaly Capital Management Inc REIT	171,875	2,952,812
Apollo Investment Corp	1,150,475	14,645,547
Ares Capital Corp	529,025	7,850,731
Aspen Insurance Holdings Ltd (Bermuda)	214,500	6,186,180
Associated Banc-Corp	634,000	8,749,200
Assured Guaranty Ltd (Bermuda)	492,625	10,822,971
Bank of Hawaii Corp	62,875	2,826,231
Conseco Inc *	1,184,300	7,366,346
Danvers Bancorp Inc	177,500	2,454,825
DiamondRock Hospitality Co REIT *	924,611	9,347,817
E*TRADE FINANCIAL Corp *	3,879,225	6,400,721
Fifth Street Finance Corp	416,700	4,837,887
Fifth Third Bancorp	314,150	4,269,298
First Horizon National Corp *	1	14
FirstMerit Corp	275,884	5,950,818
Government Properties Income Trust REIT	168,200	4,374,882
HCC Insurance Holdings Inc	434,178	11,983,313
Jones Lang LaSalle Inc	30,775	2,243,190
LaSalle Hotel Properties REIT	448,600	10,452,380
MF Global Holdings Ltd *	1,413,200	11,404,524
MFA Financial Inc REIT	611,150	4,498,064
Northwest Bancshares Inc	408,105	4,791,153
People’s United Financial Inc	204,676	3,201,133
Prosperity Bancshares Inc	116,625	4,781,625
Reinsurance Group of America Inc	48,000	2,520,960
TD Ameritrade Holding Corp *	247,971	4,726,327
Territorial Bancorp Inc	66,525	1,265,971
The Hanover Insurance Group Inc	177,600	7,745,136
United Financial Bancorp Inc	129,125	1,805,168
Washington Federal Inc	385,175	7,826,756
Willis Group Holdings PLC (Ireland)	177,952	5,568,118

		187,341,123

Health Care - 4.7%

DaVita Inc *	69,882	4,430,519
MEDNAX Inc *	140,350	8,166,966
Teleflex Inc	136,825	8,766,378
Thermo Fisher Scientific Inc *	72,475	3,728,114
West Pharmaceutical Services Inc	77,025	3,231,199
Zimmer Holdings Inc *	117,900	6,979,680

		35,302,856

Industrials - 15.3%

A.O. Smith Corp	77,025	4,049,204
Actuant Corp ‘A’	678,175	13,258,321
Avery Dennison Corp	102,775	3,742,038
Barnes Group Inc	79,075	1,538,009
Con-way Inc	34,600	1,215,152
Corrections Corp of America *	258,500	5,133,810
GrafTech International Ltd *	641,575	8,770,330
Hexcel Corp *	334,825	4,834,873
Kaydon Corp	100,675	3,785,380
Kennametal Inc	62,875	1,768,045
Kirby Corp *	38,150	1,455,423
Lincoln Electric Holdings Inc	100,925	5,483,255
McDermott International Inc * (Panama)	75,270	2,026,268
MYR Group Inc *	100,675	1,642,009
Nordson Corp	59,905	4,068,748
Robbins & Myers Inc	112,555	2,681,060
RR Donnelley & Sons Co	229,650	4,903,028
SPX Corp	38,375	2,545,030
Towers Watson & Co ‘A’	256,050	12,162,375
TransDigm Group Inc	77,025	4,085,406
Valmont Industries Inc	54,650	4,526,660
Waste Connections Inc *	284,015	9,645,149
WESCO International Inc *	312,975	10,863,362

		114,182,935

Information Technology - 12.3%

Amdocs Ltd * (United Kingdom)	120,769	3,636,355
CACI International Inc ‘A’ *	142,950	6,983,107
CommScope Inc *	170,050	4,764,801
MICROS Systems Inc *	241,490	7,940,191
Molex Inc	150,950	3,148,817
NICE Systems Ltd ADR * (Israel)	392,907	12,474,797
Nuance Communications Inc *	435,700	7,250,048
Polycom Inc *	92,075	2,815,654
QLogic Corp *	182,875	3,712,363
Silicon Laboratories Inc *	125,900	6,001,653
Skyworks Solutions Inc *	532,175	8,301,930
SRA International Inc ‘A’ *	90,850	1,888,772
Sybase Inc *	308,975	14,404,414
TriQuint Semiconductor Inc *	915,050	6,405,350
Tyler Technologies Inc *	136,200	2,552,388

		92,280,640

Materials - 9.8%

Albemarle Corp	43,441	1,851,890
Cabot Corp	156,425	4,755,320
Celanese Corp ‘A’	167,425	5,332,486
FMC Corp	57,475	3,479,537
Kraton Performance Polymers Inc *	189,800	3,389,828
Louisiana-Pacific Corp *	410,825	3,717,966
Owens-Illinois Inc *	213,275	7,579,794
Packaging Corp of America	354,675	8,728,552
Pactiv Corp *	112,554	2,834,110
Sensient Technologies Corp	241,125	7,007,093
Silgan Holdings Inc	101,175	6,093,770

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
The Scotts Miracle-Gro Co ‘A’	186,450	$8,641,957
Thompson Creek Metals Co Inc * (Canada)	725,550	9,816,691

		73,228,994

Telecommunication Services - 1.4%

Syniverse Holdings Inc *	552,575	10,758,635

Total Common Stocks
(Cost $567,139,749)		687,637,332

EXCHANGE-TRADED FUNDS - 5.3%

iShares Russell 2000 Value Index Fund	455,425	29,074,332
iShares Russell Midcap Value Index Fund	258,650	10,431,354

Total Exchange-Traded Funds
(Cost $37,495,558)		39,505,686

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.3%

Repurchase Agreement - 1.3%

Fixed Income Clearing Corp 0.000% due 04/01/10 (Dated 03/31/10, repurchase price of $9,939,000; collateralized by Fannie Mae: 5.125% due 04/15/11 and value $5,700,413; and Federal Home Loan Bank: 0.700% due 04/18/11 and value $4,442,594)	$9,939,000	9,939,000

Total Short-Term Investment
(Cost $9,939,000)		9,939,000

TOTAL INVESTMENTS - 98.4%
(Cost $614,574,307)		737,082,018

OTHER ASSETS & LIABILITIES, NET - 1.6%		11,788,947

NET ASSETS - 100.0%		$748,870,965

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of March 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$687,637,332	$687,637,332	$-	$-
	Exchange-Traded Funds	39,505,686	39,505,686	-	-
	Short-Term Investment	9,939,000	-	9,939,000	-

	Total	$737,082,018	$727,143,018	$9,939,000	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.3%

Consumer Discretionary - 17.0%

Aeropostale Inc *	158,459	$4,568,373
American Public Education Inc *	163,515	7,619,799
AnnTaylor Stores Corp *	282,200	5,841,540
Choice Hotels International Inc	135,700	4,723,717
Coldwater Creek Inc *	467,200	3,242,368
Dana Holding Corp *	488,300	5,801,004
Fossil Inc *	118,600	4,475,964
Grand Canyon Education Inc *	161,200	4,213,768
Interval Leisure Group Inc *	376,800	5,486,208
J.Crew Group Inc *	111,765	5,130,014
Life Time Fitness Inc *	152,360	4,281,316
LKQ Corp *	320,105	6,498,131
McCormick & Schmick’s Seafood Restaurants Inc *	258,400	2,602,088
Phillips-Van Heusen Corp	119,600	6,860,256
Shutterfly Inc *	250,100	6,024,909
Sotheby’s	155,300	4,828,277
The Cheesecake Factory Inc *	171,500	4,640,790
The Children’s Place Retail Stores Inc *	113,100	5,038,605
Tupperware Brands Corp	144,135	6,950,190
Williams-Sonoma Inc	230,300	6,054,587
WMS Industries Inc *	140,500	5,892,570

		110,774,474

Consumer Staples - 2.6%

Central European Distribution Corp *	146,570	5,131,416
Diamond Foods Inc	77,400	3,253,896
Flowers Foods Inc	164,830	4,077,894
The Hain Celestial Group Inc *	262,500	4,554,375

		17,017,581

Energy - 4.3%

Acergy SA ADR (Luxembourg)	200,310	3,677,692
Cal Dive International Inc *	415,700	3,047,081
Concho Resources Inc *	65,105	3,278,688
Dril-Quip Inc *	32,945	2,004,374
Mariner Energy Inc *	413,655	6,192,415
Patriot Coal Corp *	251,800	5,151,828
Quicksilver Resources Inc *	331,100	4,658,577

		28,010,655

Financials - 5.0%

Boston Private Financial Holdings Inc	29,590	218,078
Brookline Bancorp Inc	423,510	4,506,146
Cohen & Steers Inc	188,100	4,694,976
CVB Financial Corp	248,200	2,464,626
IBERIABANK Corp	53,200	3,192,532
Knight Capital Group Inc ‘A’ *	209,500	3,194,875
Lazard Ltd ‘A’ (Bermuda)	153,860	5,492,802
Ocwen Financial Corp *	356,700	3,955,803
Platinum Underwriters Holdings Ltd (Bermuda)	134,370	4,982,440

		32,702,278

Health Care - 23.1%

Acorda Therapeutics Inc *	54,200	1,853,640
AGA Medical Holdings Inc *	126,600	2,057,250
Alexion Pharmaceuticals Inc *	86,970	4,728,559
AMERIGROUP Corp *	183,585	6,102,365
ArthroCare Corp *	94,100	2,796,652
Auxilium Pharmaceuticals Inc *	213,315	6,646,895
Bruker Corp *	448,899	6,576,370
Cyberonics Inc *	167,500	3,209,300
Gentiva Health Services Inc *	197,195	5,576,675
Human Genome Sciences Inc *	261,000	7,882,200
ICON PLC ADR * (Ireland)	145,825	3,849,780
Insulet Corp *	353,445	5,333,485
InterMune Inc *	63,000	2,807,910
Inverness Medical Innovations Inc *	171,265	6,670,772
LifePoint Hospitals Inc *	164,700	6,057,666
Masimo Corp	89,510	2,376,491
Medicis Pharmaceutical Corp ‘A’	282,840	7,116,254
Medidata Solutions Inc *	379,200	5,763,840
NuVasive Inc *	113,390	5,125,228
Optimer Pharmaceuticals Inc *	467,430	5,740,040
OSI Pharmaceuticals Inc *	81,890	4,876,549
Owens & Minor Inc	112,535	5,220,499
PAREXEL International Corp *	359,355	8,376,565
PharMerica Corp *	304,290	5,544,164
Savient Pharmaceuticals Inc *	377,400	5,453,430
Select Medical Holdings Corp *	468,400	3,953,296
Sirona Dental Systems Inc *	170,300	6,476,509
Thoratec Corp *	161,673	5,407,962
United Therapeutics Corp *	48,490	2,682,952
Wright Medical Group Inc *	229,200	4,072,884

		150,336,182

Industrials - 17.0%

Actuant Corp ‘A’	288,085	5,632,062
Aecom Technology Corp *	170,545	4,838,362
AirTran Holdings Inc *	770,650	3,914,902
BE Aerospace Inc *	236,595	7,204,318
CLARCOR Inc	145,110	5,004,844
Dollar Thrifty Automotive Group Inc *	231,200	7,428,456
Esterline Technologies Corp *	120,970	5,979,547
FTI Consulting Inc *	131,660	5,176,871
Generac Holdings Inc *	137,800	1,930,578
Genesee & Wyoming Inc ‘A’ *	144,500	4,930,340
GrafTech International Ltd *	361,100	4,936,237
ICF International Inc *	161,200	4,004,208
RBC Bearings Inc *	218,605	6,966,941
Resources Connection Inc *	244,800	4,692,816
SYKES Enterprises Inc *	274,700	6,274,148
Tetra Tech Inc *	161,600	3,723,264
The Geo Group Inc *	303,655	6,018,442
Towers Watson & Co ‘A’	117,204	5,567,190
Waste Connections Inc *	230,685	7,834,062
Woodward Governor Co	252,900	8,087,742

		110,145,330

Information Technology - 22.0%

ANSYS Inc *	35,745	1,542,039
Aruba Networks Inc *	332,800	4,546,048
Atheros Communications Inc *	176,840	6,845,476
Brocade Communications Systems Inc *	736,605	4,206,015
Concur Technologies Inc *	118,700	4,867,887
Finisar Corp *	455,300	7,152,763
GSI Commerce Inc *	284,960	7,884,843
Informatica Corp *	295,940	7,948,948
LogMeIn Inc *	193,100	3,995,239
Mellanox Technologies Ltd * (Israel)	257,385	6,066,565
Monolithic Power Systems Inc *	245,893	5,483,414
Netlogic Microsystems Inc *	213,184	6,274,005
NICE Systems Ltd ADR * (Israel)	222,180	7,054,215
Novellus Systems Inc *	269,700	6,742,500
OpenTable Inc *	121,700	4,640,421
Pegasystems Inc	191,025	7,067,925
QLogic Corp *	301,500	6,120,450
Silicon Laboratories Inc *	41,900	1,997,373
Skyworks Solutions Inc *	398,000	6,208,800
SolarWinds Inc *	308,000	6,671,280
Solera Holdings Inc	184,305	7,123,388
Taleo Corp ‘A’ *	235,677	6,106,391
VanceInfo Technologies Inc ADR * (Cayman)	236,300	5,267,127
VistaPrint NV * (Netherlands)	122,710	7,025,148
Wright Express Corp *	148,115	4,461,224

		143,299,484

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
Materials - 2.6%

Gammon Gold Inc (NYSE) * (Canada)	355,200	$2,553,888
Louisiana-Pacific Corp *	543,300	4,916,865
Rockwood Holdings Inc *	181,400	4,828,868
Silgan Holdings Inc	70,175	4,226,640

		16,526,261

Telecommunication Services - 1.5%

SBA Communications Corp ‘A’ *	91,035	3,283,633
Syniverse Holdings Inc *	333,005	6,483,607

		9,767,240

Utilities - 1.2%

ITC Holdings Corp	138,090	7,594,950

Total Common Stocks
(Cost $494,434,370)		626,174,435

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.7%

Repurchase Agreement - 3.7%

Fixed Income Clearing Corp 0.000% due 04/01/10 (Dated 03/31/10, repurchase price of $24,055,000; collateralized by Fannie Mae: 1.722% due 05/10/11 and value $24,502,400 and Freddie Mac: 2.250% due 08/24/12 and value $35,350)	$24,055,000	24,055,000

Total Short-Term Investment
(Cost $24,055,000)		24,055,000

TOTAL INVESTMENTS - 100.0%
(Cost $518,489,370)		650,229,435

OTHER ASSETS & LIABILITIES, NET - 0.0%		95,815

NET ASSETS - 100.0%		$650,325,250

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of March 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$626,174,435	$626,174,435	$-	$-
	Short-Term Investment	24,055,000	-	24,055,000	-

	Total	$650,229,435	$626,174,435	$24,055,000	$-

(1) For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Energy - 0.0%

GreenHunter Energy Inc Exp. 09/15/11 * + Δ	209	$-

Total Rights
(Cost $0)		-

COMMON STOCKS - 98.1%

Consumer Discretionary - 14.5%

1-800-FLOWERS.COM Inc ‘A’ *	13,205	33,145
99 Cents Only Stores *	21,351	348,021
AFC Enterprises Inc *	12,350	132,516
Ambassadors Group Inc	9,862	108,975
America’s Car-Mart Inc *	4,300	103,716
American Apparel Inc *	18,200	55,146
American Axle & Manufacturing Holdings Inc *	24,850	248,003
American Greetings Corp ‘A’	17,612	367,034
American Public Education Inc *	8,029	374,151
Amerigon Inc *	9,490	95,944
Ameristar Casinos Inc	13,102	238,718
AnnTaylor Stores Corp *	26,700	552,690
Arbitron Inc	11,683	311,469
ArvinMeritor Inc *	43,026	574,397
Asbury Automotive Group Inc *	16,442	218,679
Ascent Media Corp ‘A’ *	7,200	196,200
Audiovox Corp ‘A’ *	8,912	69,335
Bally Technologies Inc *	24,920	1,010,257
Beazer Homes USA Inc *	25,759	116,946
bebe Stores Inc	9,307	82,832
Belo Corp ‘A’	44,030	300,285
Benihana Inc ‘A’ *	6,200	40,300
Big 5 Sporting Goods Corp	10,142	154,361
BJ’s Restaurants Inc *	8,298	193,343
Blue Nile Inc *	5,679	312,459
Bluegreen Corp *	7,288	23,832
Blyth Inc	2,826	88,313
Bob Evans Farms Inc	15,191	469,554
Books-A-Million Inc	3,700	26,788
Borders Group Inc *	14,445	24,845
Bridgepoint Education Inc *	6,900	169,602
Brookfield Homes Corp *	5,491	47,991
Brown Shoe Co Inc	20,475	316,953
Brunswick Corp	42,200	673,934
Buffalo Wild Wings Inc *	7,960	382,956
Build-A-Bear Workshop Inc *	8,544	60,833
Cabela’s Inc *	17,841	312,039
California Pizza Kitchen Inc *	7,547	126,714
Callaway Golf Co	27,803	245,222
Capella Education Co *	6,512	604,574
Caribou Coffee Co Inc *	3,500	23,170
Carmike Cinemas Inc *	4,400	61,028
Carrols Restaurant Group Inc *	5,300	36,040
Carter’s Inc *	26,070	786,010
Cavco Industries Inc *	3,300	112,662
CEC Entertainment Inc *	11,428	435,293
Charming Shoppes Inc *	56,662	309,375
Cherokee Inc	2,346	42,228
China Automotive Systems Inc *	2,000	46,220
ChinaCast Education Corp *	14,700	107,457
Christopher & Banks Corp	18,371	146,968
Churchill Downs Inc	4,848	181,800
Cinemark Holdings Inc	13,663	250,579
Citi Trends Inc *	6,613	214,526
CKE Restaurants Inc	24,719	273,639
CKX Inc *	29,919	183,403
Coinstar Inc *	13,365	434,362
Coldwater Creek Inc *	28,900	200,566
Collective Brands Inc *	30,587	695,548
Columbia Sportswear Co	5,194	272,841
Conn’s Inc *	5,050	39,542
Cooper Tire & Rubber Co	28,339	539,008
Core-Mark Holding Co Inc *	3,903	119,471
Corinthian Colleges Inc *	36,446	641,085
CPI Corp	2,600	36,036
Cracker Barrel Old Country Store Inc	10,357	480,358
Crocs Inc *	37,800	331,506
Crown Media Holdings Inc ‘A’ *	7,379	14,168
CSS Industries Inc	3,921	78,812
Dana Holding Corp *	66,400	788,832
Deckers Outdoor Corp *	5,959	822,342
Denny’s Corp *	49,754	191,055
Destination Maternity Corp *	2,200	56,452
Dillard’s Inc ‘A’	23,200	547,520
DineEquity Inc *	8,643	341,658
Dolan Media Co *	13,319	144,778
Domino’s Pizza Inc *	18,668	254,632
Dorman Products Inc *	5,400	102,546
Dover Downs Gaming & Entertainment Inc	7,421	29,387
Drew Industries Inc *	9,409	207,186
drugstore.com Inc *	45,400	162,078
DSW Inc ‘A’ *	5,012	127,956
Eastman Kodak Co *	124,800	722,592
Einstein Noah Restaurant Group Inc *	2,000	24,300
Ethan Allen Interiors Inc	10,495	216,512
EW Scripps Co ‘A’ *	12,500	105,625
Exide Technologies *	24,558	141,209
Fisher Communications Inc *	3,003	42,342
Fossil Inc *	22,587	852,433
Fred’s Inc ‘A’	17,554	210,297
Frisch’s Restaurants Inc	1,100	24,310
Fuel Systems Solutions Inc *	6,000	191,760
Fuqi International Inc *	4,800	52,320
Furniture Brands International Inc *	21,602	138,901
G-III Apparel Group Ltd *	6,674	183,935
Gaiam Inc ‘A’	8,278	68,707
Gaylord Entertainment Co *	18,613	545,175
Genesco Inc *	10,678	331,125
Global Sources Ltd * (Bermuda)	7,891	51,370
Grand Canyon Education Inc *	8,023	209,721
Great Wolf Resorts Inc *	14,440	45,919
Group 1 Automotive Inc *	10,784	343,578
Harte-Hanks Inc	19,300	248,198
Haverty Furniture Cos Inc	9,101	148,528
Hawk Corp ‘A’ *	2,800	54,600
Helen of Troy Ltd * (Bermuda)	13,141	342,454
hhgregg Inc *	5,813	146,720
Hibbett Sports Inc *	12,969	331,747
Hooker Furniture Corp	5,300	85,224
Hot Topic Inc *	18,299	118,944
Hovnanian Enterprises Inc ‘A’ *	20,904	90,932
HSN Inc *	19,100	562,304
Iconix Brand Group Inc *	34,510	530,074
Interval Leisure Group Inc *	19,900	289,744
iRobot Corp *	9,981	151,312
Isle of Capri Casinos Inc *	7,944	61,804
J.Crew Group Inc *	23,082	1,059,464
Jack in the Box Inc *	27,242	641,549
Jackson Hewitt Tax Service Inc *	7,582	15,164
JAKKS Pacific Inc *	11,537	150,558
Jo-Ann Stores Inc *	11,799	495,322
Jones Apparel Group Inc	40,900	777,918
Jos. A. Bank Clothiers Inc *	8,076	441,353
Journal Communications Inc ‘A’ *	21,528	90,418
K-Swiss Inc ‘A’ *	13,558	141,817

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value

K12 Inc *	10,876	$241,556
Kenneth Cole Productions Inc ‘A’ *	2,054	26,312
Kirkland’s Inc *	5,000	105,000
Knology Inc *	14,756	198,321
Krispy Kreme Doughnuts Inc *	31,364	126,083
La-Z-Boy Inc *	25,253	316,673
Lakes Entertainment Inc *	9,200	21,160
Landry’s Restaurants Inc *	3,211	57,541
LeapFrog Enterprises Inc *	13,665	89,506
Learning Tree International Inc *	4,400	61,908
Life Time Fitness Inc *	19,519	548,484
LIN TV Corp ‘A’ *	14,386	82,720
Lincoln Educational Services Corp *	3,552	89,866
Lithia Motors Inc ‘A’ *	7,600	48,640
Live Nation Entertainment Inc *	66,232	960,364
Liz Claiborne Inc *	42,800	318,004
LodgeNet Interactive Corp *	10,300	71,791
Luby’s Inc *	10,500	41,370
Lululemon Athletica Inc *	18,553	769,949
Lumber Liquidators Holdings Inc *	6,100	162,687
M/I Homes Inc *	7,587	111,150
Mac-Gray Corp	5,700	64,353
Maidenform Brands Inc *	8,390	183,322
Marcus Corp	10,357	134,537
Marine Products Corp *	5,182	31,092
Martha Stewart Living Omnimedia Inc ‘A’ *	9,928	55,398
Matthews International Corp ‘A’	15,007	532,748
McCormick & Schmick’s Seafood Restaurants Inc *	5,400	54,378
Mediacom Communications Corp ‘A’ *	21,498	127,913
Meritage Homes Corp *	13,953	293,013
Midas Inc *	7,394	83,404
Modine Manufacturing Co *	21,829	245,358
Monarch Casino & Resort Inc *	4,466	38,140
Monro Muffler Brake Inc	7,105	254,075
Morgans Hotel Group Co *	12,064	77,330
Movado Group Inc *	8,227	92,801
Multimedia Games Inc *	13,500	52,650
National CineMedia Inc	20,845	359,785
National Presto Industries Inc	2,087	248,165
New York & Co Inc *	11,835	56,690
NIVS IntelliMedia Technology Group Inc *	2,900	11,136
Nobel Learning Communities Inc *	1,800	14,112
NutriSystem Inc	13,500	240,435
O’Charley’s Inc *	8,886	79,441
OfficeMax Inc *	35,100	576,342
Orbitz Worldwide Inc *	17,539	124,702
Orient-Express Hotels Ltd ‘A’ * (Bermuda)	41,300	585,634
Outdoor Channel Holdings Inc *	8,000	52,720
Overstock.com Inc *	8,044	130,715
Oxford Industries Inc	6,505	132,247
P.F. Chang’s China Bistro Inc *	10,501	463,409
Pacific Sunwear of California Inc *	33,619	178,517
Papa John’s International Inc *	10,735	275,997
Peet’s Coffee & Tea Inc *	4,806	190,558
Perry Ellis International Inc *	3,927	88,947
PetMed Express Inc	9,761	216,401
Pier 1 Imports Inc *	53,897	343,324
Pinnacle Entertainment Inc *	29,717	289,444
Playboy Enterprises Inc ‘B’ *	11,407	41,750
Polaris Industries Inc	13,890	710,612
Pool Corp	23,700	536,568
Pre-Paid Legal Services Inc *	2,707	102,460
PRIMEDIA Inc	11,716	40,303
Quiksilver Inc *	63,080	298,368
Raser Technologies Inc *	26,244	26,244
RC2 Corp *	9,906	148,293
RCN Corp *	18,374	277,080
Reading International Inc ‘A’ *	8,200	35,014
Red Lion Hotels Corp *	6,100	44,042
Red Robin Gourmet Burgers Inc *	6,347	155,121
Regis Corp	25,627	478,712
Rent-A-Center Inc *	30,221	714,727
Rentrak Corp *	4,800	103,440
Retail Ventures Inc *	13,087	124,457
Ruby Tuesday Inc *	31,358	331,454
Rue21 Inc *	2,700	93,609
Ruth’s Hospitality Group Inc *	10,554	55,936
Saks Inc *	57,000	490,200
Sally Beauty Holdings Inc *	46,408	413,959
Scholastic Corp	9,963	278,964
Sealy Corp *	21,940	76,790
Shoe Carnival Inc *	4,697	107,373
Shuffle Master Inc *	27,169	222,514
Shutterfly Inc *	8,906	214,546
Sinclair Broadcast Group Inc ‘A’ *	17,829	90,571
Skechers U.S.A. Inc ‘A’ *	15,160	550,611
Skyline Corp	3,499	65,081
Smith & Wesson Holding Corp *	24,713	93,415
Sonic Automotive Inc ‘A’ *	14,017	154,187
Sonic Corp *	26,378	291,477
Sotheby’s	30,799	957,541
Spartan Motors Inc	16,531	92,574
Spectrum Group International Inc *	1,619	2,995
Speedway Motorsports Inc	6,843	106,819
Sport Supply Group Inc	5,500	73,920
Stage Stores Inc	18,999	292,395
Standard Motor Products Inc	7,100	70,432
Standard Pacific Corp *	46,513	210,239
Stanley Furniture Co Inc *	5,000	50,800
Stein Mart Inc *	13,121	118,483
Steiner Leisure Ltd * (Bahamas)	7,363	326,328
Steinway Musical Instruments Inc *	3,617	68,108
Steven Madden Ltd *	6,913	337,354
Stewart Enterprises Inc ‘A’	41,130	257,062
Stoneridge Inc *	7,382	73,008
Sturm Ruger & Co Inc	7,000	83,930
Superior Industries International Inc	11,812	189,937
Syms Corp *	3,200	31,872
Systemax Inc	5,145	111,852
Tempur-Pedic International Inc *	34,645	1,044,893
Tenneco Inc *	28,245	667,994
Texas Roadhouse Inc *	21,818	303,052
The Buckle Inc	12,204	448,619
The Cato Corp ‘A’	12,979	278,270
The Cheesecake Factory Inc *	27,200	736,032
The Children’s Place Retail Stores Inc *	9,839	438,327
The Dress Barn Inc *	28,519	746,057
The Finish Line Inc ‘A’	18,717	305,461
The Gymboree Corp *	13,203	681,671
The Men’s Wearhouse Inc	25,274	605,060
The Pep Boys-Manny, Moe & Jack	24,837	249,612
The Princeton Review Inc *	7,600	26,524
The Ryland Group Inc	19,100	428,604
The Steak n Shake Co *	504	192,160
The Talbots Inc *	10,388	134,628
The Timberland Co ‘A’ *	21,420	457,103
The Warnaco Group Inc *	20,850	994,753
The Wet Seal Inc ‘A’ *	47,760	227,338
Town Sports International Holdings Inc *	8,934	34,932
Tractor Supply Co	16,555	961,018
True Religion Apparel Inc *	11,355	344,738
Tuesday Morning Corp *	15,691	103,404
Tupperware Brands Corp	28,730	1,385,361
U.S. Auto Parts Network Inc *	6,700	50,384
Ulta Salon Cosmetics & Fragrance Inc *	13,700	309,894
Under Armour Inc ‘A’ *	15,000	441,150
Unifi Inc *	23,300	84,812
UniFirst Corp	6,244	321,566
Universal Electronics Inc *	5,995	133,928

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
Universal Technical Institute Inc *	8,603	$196,320
Universal Travel Group *	5,000	49,550
Vail Resorts Inc *	13,315	533,798
Valassis Communications Inc *	23,061	641,788
Value Line Inc	400	9,236
Vitacost.com Inc *	3,900	46,995
Vitamin Shoppe Inc *	3,600	80,820
Volcom Inc *	9,511	185,655
West Marine Inc *	6,900	74,865
Weyco Group Inc	3,601	84,696
Winnebago Industries Inc *	12,560	183,502
Wolverine World Wide Inc	23,894	696,749
Wonder Auto Technology Inc *	7,200	76,176
World Wrestling Entertainment Inc ‘A’	8,770	151,721
Youbet.com Inc *	14,100	41,454
Zale Corp *	5,482	15,021
Zumiez Inc *	10,252	210,063

		70,829,073

Consumer Staples - 3.1%

AgFeed Industries Inc *	14,100	61,899
Alico Inc	1,749	44,162
Alliance One International Inc *	38,376	195,334
American Dairy Inc *	4,467	85,543
American Italian Pasta Co ‘A’ *	9,300	361,491
American Oriental Bioengineering Inc *	26,000	106,080
Arden Group Inc ‘A’	582	61,855
B&G Foods Inc ‘A’	20,200	211,696
Cal-Maine Foods Inc	6,365	215,710
Calavo Growers Inc	3,700	67,488
Casey’s General Stores Inc	23,017	722,734
Cellu Tissue Holdings Inc *	3,400	33,932
Central Garden & Pet Co ‘A’ *	29,525	270,449
China Sky One Medical Inc *	4,200	65,982
China-Biotics Inc *	4,400	78,804
Chiquita Brands International Inc *	19,978	314,254
Coca-Cola Bottling Co Consolidated	2,151	126,178
Darling International Inc *	40,681	364,502
Diamond Foods Inc	9,700	407,788
Diedrich Coffee Inc *	1,400	48,720
Dole Food Co Inc *	15,700	186,045
Elizabeth Arden Inc *	10,509	189,162
Farmer Bros. Co	3,355	62,873
Fresh Del Monte Produce Inc * (Cayman)	20,332	411,723
Griffin Land & Nurseries Inc	1,600	46,480
Harbinger Group Inc *	4,200	28,434
Heckmann Corp *	39,100	226,780
HQ Sustainable Maritime Industries Inc *	2,700	16,200
Imperial Sugar Co	4,928	76,433
Ingles Markets Inc ‘A’	4,461	67,049
Inter Parfums Inc	6,919	102,540
J&J Snack Foods Corp	7,184	312,288
Lancaster Colony Corp	9,268	546,441
Lance Inc	14,099	326,110
Lifeway Foods Inc *	2,100	24,927
Mannatech Inc	8,226	27,475
Medifast Inc *	5,800	145,754
Nash Finch Co	6,133	206,375
National Beverage Corp	4,952	55,066
Nu Skin Enterprises Inc ‘A’	22,603	657,747
Nutraceutical International Corp *	5,600	83,664
Oil-Dri Corp of America	1,100	21,263
Omega Protein Corp *	9,700	55,775
Orchids Paper Products Co *	1,600	26,320
Overhill Farms Inc *	8,100	47,223
Prestige Brands Holdings Inc *	16,786	151,074
PriceSmart Inc	8,167	189,883
Revlon Inc ‘A’ *	10,000	148,500
Ruddick Corp	19,282	610,082
Sanderson Farms Inc	9,074	486,457
Schiff Nutrition International Inc	3,100	25,358
Seneca Foods Corp ‘A’ *	4,200	122,304
Smart Balance Inc *	32,100	208,008
Spartan Stores Inc	8,917	128,583
Star Scientific Inc *	32,100	81,855
Susser Holdings Corp *	4,300	36,335
Synutra International Inc *	8,916	201,591
The Andersons Inc	8,080	270,518
The Boston Beer Co Inc ‘A’ *	3,733	195,087
The Female Health Co	9,700	69,549
The Great Atlantic & Pacific Tea Co Inc *	14,307	109,735
The Hain Celestial Group Inc *	17,956	311,537
The Pantry Inc *	9,140	114,159
Tootsie Roll Industries Inc	12,546	339,128
TreeHouse Foods Inc *	15,706	689,022
United Natural Foods Inc *	20,956	589,492
Universal Corp	11,264	593,500
USANA Health Sciences Inc *	3,227	101,360
Vector Group Ltd	19,786	305,298
Village Super Market ‘A’	3,044	85,323
WD-40 Co	8,227	270,092
Weis Markets Inc	5,668	206,088
Winn-Dixie Stores Inc *	26,967	336,818
Zhongpin Inc *	10,300	130,810

		14,902,294

Energy - 4.9%

Allis-Chalmers Energy Inc *	26,384	93,399
Alon USA Energy Inc	3,751	27,195
Apco Oil and Gas International Inc (Cayman)	4,480	121,229
Approach Resources Inc *	6,743	61,226
Arena Resources Inc *	17,125	571,975
Atlas Energy Inc *	32,381	1,007,697
ATP Oil & Gas Corp *	17,948	337,602
Basic Energy Services Inc *	10,961	84,509
Berry Petroleum Co ‘A’	23,166	652,355
Bill Barrett Corp *	17,412	534,722
Bolt Technology Corp *	2,600	29,406
Boots & Coots Inc *	40,000	97,200
BPZ Resources Inc *	45,319	333,095
Brigham Exploration Co *	45,901	732,121
Bristow Group Inc *	16,980	640,655
Bronco Drilling Co Inc *	8,247	38,761
Cal Dive International Inc *	22,340	163,752
CARBO Ceramics Inc	8,605	536,436
Carrizo Oil & Gas Inc *	13,389	307,278
Cheniere Energy Inc *	27,000	83,430
Clayton Williams Energy Inc *	2,936	102,701
Clean Energy Fuels Corp *	15,823	360,448
Cloud Peak Energy Inc *	13,100	217,984
Complete Production Services Inc *	26,523	306,341
Contango Oil & Gas Co *	6,127	313,396
CREDO Petroleum Corp *	4,500	44,505
Crosstex Energy Inc *	17,514	152,197
Cubic Energy Inc *	11,200	11,872
CVR Energy Inc *	12,078	105,682
Dawson Geophysical Co *	3,010	88,012
Delek US Holdings Inc	6,234	45,384
Delta Petroleum Corp *	90,996	128,304
DHT Maritime Inc	20,723	81,234
Dril-Quip Inc *	14,069	855,958
Endeavour International Corp *	61,500	78,105
ENGlobal Corp *	8,482	23,495
Evergreen Energy Inc *	61,515	11,073
FX Energy Inc *	20,572	70,562
General Maritime Corp	23,650	170,043
Geokinetics Inc *	3,007	21,680
Georesources Inc *	3,800	58,026
Global Industries Ltd *	49,100	315,222
GMX Resources Inc *	13,168	108,241

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
Golar LNG Ltd * (Bermuda)	16,791	$196,455
Goodrich Petroleum Corp *	10,676	166,973
Gran Tierra Energy Inc *	98,100	578,790
Green Plains Renewable Energy Inc *	4,700	67,069
Gulf Island Fabrication Inc	6,300	137,025
GulfMark Offshore Inc ‘A’ *	11,433	303,546
Gulfport Energy Corp *	13,351	150,065
Harvest Natural Resources Inc *	17,196	129,486
Hercules Offshore Inc *	54,800	236,188
Hornbeck Offshore Services Inc *	9,789	181,782
International Coal Group Inc *	52,379	239,372
ION Geophysical Corp *	49,757	244,804
Isramco Inc *	500	32,775
James River Coal Co *	11,900	189,210
Key Energy Services Inc *	59,900	572,045
Knightsbridge Tankers Ltd (Bermuda)	6,672	113,024
Lufkin Industries Inc	6,718	531,730
Matrix Service Co *	13,337	143,506
McMoRan Exploration Co *	37,098	542,744
Natural Gas Services Group Inc *	6,200	98,394
Newpark Resources Inc *	44,719	234,775
Nordic American Tanker Shipping Ltd (Bermuda)	21,076	637,970
Northern Oil & Gas Inc *	16,100	255,185
Oilsands Quest Inc *	99,581	73,610
OYO Geospace Corp *	2,015	96,337
Panhandle Oil & Gas Inc ‘A’	3,800	89,794
Parker Drilling Co *	58,063	286,251
Patriot Coal Corp *	34,800	712,008
Penn Virginia Corp	20,710	507,395
Petroleum Development Corp *	8,337	193,168
PetroQuest Energy Inc *	23,302	117,209
PHI Inc *	7,082	149,997
Pioneer Drilling Co *	20,158	141,912
PrimeEnergy Corp *	300	8,079
Rex Energy Corp *	13,129	149,539
REX Stores Corp *	3,800	61,560
Rosetta Resources Inc *	23,844	561,526
RPC Inc	14,924	166,104
Ship Finance International Ltd (Bermuda)	22,158	393,526
Stone Energy Corp *	19,941	353,953
Sulphco Inc *	25,196	7,307
Superior Well Services Inc *	7,741	103,575
Swift Energy Co *	18,036	554,427
Syntroleum Corp *	32,200	68,264
T-3 Energy Services Inc *	6,363	156,275
Teekay Tankers Ltd ‘A’	3,025	38,024
TETRA Technologies Inc *	36,600	447,252
TGC Industries Inc *	8,100	32,724
Toreador Resources Corp *	10,053	82,234
Union Drilling Inc *	5,472	33,708
Uranerz Energy Corp *	26,800	49,848
Uranium Energy Corp *	23,700	76,314
USEC Inc *	49,517	285,713
Vaalco Energy Inc	29,722	146,827
Vantage Drilling Co * (Cayman)	27,600	40,848
Venoco Inc *	9,205	118,100
W&T Offshore Inc	17,300	145,320
Warren Resources Inc *	30,048	75,721
Western Refining Inc *	16,100	88,550
Westmoreland Coal Co *	5,400	68,148
Willbros Group Inc *	18,099	217,369
World Fuel Services Corp	27,576	734,625
Zion Oil & Gas Inc *	4,749	29,396

		23,769,958

Financials - 20.6%

1st Source Corp	7,576	132,959
Abington Bancorp Inc	11,182	88,338
Acadia Realty Trust REIT	20,008	357,343
Advance America Cash Advance Centers Inc	22,267	129,594
Agree Realty Corp REIT	3,676	84,033
Alexander’s Inc REIT *	1,029	307,805
Alliance Financial Corp	2,000	58,960
Allied Capital Corp *	86,700	430,899
Ambac Financial Group Inc *	117,500	65,424
American Campus Communities Inc REIT	25,316	700,241
American Capital Agency Corp REIT	6,700	171,520
American Capital Ltd *	134,000	680,720
American Equity Investment Life Holding Co	26,759	284,983
American National Bankshares Inc	3,700	74,555
American Physicians Capital Inc	3,356	107,224
American Physicians Service Group Inc	3,300	82,500
American Realty Investors Inc *	1,000	10,750
American Safety Insurance Holdings Ltd * (Bermuda)	2,500	41,475
Ameris Bancorp	6,797	61,377
Amerisafe Inc *	7,242	118,552
Ames National Corp	3,300	66,165
AmTrust Financial Services Inc	11,433	159,490
Anworth Mortgage Asset Corp REIT	50,377	339,541
Apollo Commercial Real Estate Finance Inc REIT	3,600	64,836
Apollo Investment Corp	81,497	1,037,457
Ares Capital Corp	60,226	893,754
Argo Group International Holdings Ltd (Bermuda)	13,753	448,210
Arrow Financial Corp	4,846	130,309
Artio Global Investors Inc	12,700	314,198
Ashford Hospitality Trust Inc REIT *	23,638	169,484
Asset Acceptance Capital Corp *	7,552	47,653
Associated Estates Realty Corp REIT	7,542	104,004
Assured Guaranty Ltd (Bermuda)	58,340	1,281,730
Astoria Financial Corp	38,500	558,250
Auburn National Bancorporation Inc	1,500	30,975
Avatar Holdings Inc *	3,135	68,155
Baldwin & Lyons Inc ‘B’	4,270	102,864
BancFirst Corp	3,191	133,735
Banco Latinoamericano de Comerico Exterior SA ‘E’ (Panama)	11,357	163,087
Bancorp Rhode Island Inc	1,700	46,495
Bank Mutual Corp	24,064	156,416
Bank of Kentucky Financial Corp	1,500	29,910
Bank of Marin Bancorp	2,600	86,008
Bank of the Ozarks Inc	5,369	188,935
BankFinancial Corp	10,681	97,945
Banner Corp	5,342	20,513
Bar Harbor Bankshares	900	27,450
Beneficial Mutual Bancorp Inc *	17,094	162,051
Berkshire Hills Bancorp Inc	7,085	129,868
BGC Partners Inc ‘A’	23,588	144,123
BioMed Realty Trust Inc REIT	47,291	782,193
BlackRock Kelso Capital Corp	6,117	60,925
Boston Private Financial Holdings Inc	30,002	221,115
Bridge Bancorp Inc	3,600	84,240
Broadpoint Gleacher Securities Inc *	24,300	97,200
Brookline Bancorp Inc	25,573	272,097
Brooklyn Federal Bancorp Inc	2,300	19,320
Bryn Mawr Bank Corp	3,400	61,710
Calamos Asset Management Inc ‘A’	10,111	144,992
California First National Bancorp	600	8,010
Camden National Corp	3,900	125,229
Cape Bancorp Inc *	5,700	45,999
Capital City Bank Group Inc	6,012	85,671
Capital Southwest Corp	1,460	132,685
CapLease Inc REIT	23,217	128,854
Capstead Mortgage Corp REIT	32,300	386,308
Cardinal Financial Corp	14,500	154,860
Cardtronics Inc *	5,854	73,585
Cash America International Inc	13,434	530,374
Cathay General Bancorp	35,253	410,697

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value

CBL & Associates Properties Inc REIT	65,700	$900,090
Cedar Shopping Centers Inc REIT	21,167	167,431
Center Bancorp Inc	7,551	62,749
Centerstate Banks Inc	7,500	91,875
Central Pacific Financial Corp *	5,552	9,327
Century Bancorp Inc ‘A’	2,300	44,160
Chemical Financial Corp	10,629	251,057
Chesapeake Lodging Trust REIT *	3,300	64,251
Cheviot Financial Corp	1,100	10,142
Chicopee Bancorp Inc *	3,100	39,370
China Housing & Land Development Inc *	12,500	47,500
Citizens & Northern Corp	4,600	57,730
Citizens Holding Co	1,900	46,892
Citizens Inc *	16,292	112,578
Citizens Republic Bancorp Inc *	170,638	201,353
City Holding Co	6,800	233,172
Clifton Savings Bancorp Inc	4,829	44,765
CNA Surety Corp *	8,383	149,134
CNB Financial Corp	4,300	66,392
CoBiz Financial Inc	11,913	74,218
Cogdell Spencer Inc REIT	14,100	104,340
Cohen & Steers Inc	8,770	218,899
Colonial Properties Trust REIT	31,200	401,856
Colony Financial Inc REIT	5,900	118,000
Columbia Banking System Inc	12,278	249,366
Community Bank System Inc	14,436	328,852
Community Trust Bancorp Inc	7,706	208,756
Compass Diversified Holdings	12,258	187,057
CompuCredit Holdings Corp	8,593	44,340
Conseco Inc *	116,000	721,520
Consolidated-Tomoka Land Co	2,932	92,387
Cousins Properties Inc REIT	34,982	290,700
Cowen Group Inc ‘A’ *	8,000	45,280
Crawford & Co ‘B’ *	10,528	42,849
Credit Acceptance Corp *	3,026	124,792
CreXus Investment Corp REIT	5,100	68,187
CVB Financial Corp	37,721	374,570
Cypress Sharpridge Investments Inc REIT	7,900	105,702
Danvers Bancorp Inc	9,300	128,619
DCT Industrial Trust Inc REIT	95,593	499,951
Delphi Financial Group Inc ‘A’	20,678	520,258
Developers Diversified Realty Corp REIT	95,300	1,159,801
Diamond Hill Investment Group Inc	1,200	82,320
DiamondRock Hospitality Co REIT *	60,681	613,485
Dime Community Bancshares Inc	13,131	165,845
Dollar Financial Corp *	11,934	287,132
Donegal Group Inc ‘A’	6,015	87,278
Doral Financial Corp *	2,800	12,068
Duff & Phelps Corp ‘A’	8,238	137,904
DuPont Fabros Technology Inc REIT	13,350	288,227
Dynex Capital Inc REIT	3,000	27,000
E*TRADE FINANCIAL Corp *	747,800	1,233,870
Eagle Bancorp Inc *	6,100	72,285
East West Bancorp Inc	51,300	893,646
Eastern Insurance Holdings Inc	3,700	37,518
EastGroup Properties Inc REIT	11,882	448,427
Education Realty Trust Inc REIT	23,049	132,301
eHealth Inc *	10,146	159,800
EMC Insurance Group Inc	2,563	57,719
Employers Holdings Inc	22,152	328,957
Encore Capital Group Inc *	7,046	115,907
Enstar Group Ltd * (Bermuda)	3,392	234,591
Enterprise Bancorp Inc	2,300	28,083
Enterprise Financial Services Corp	5,485	60,664
Entertainment Properties Trust REIT	19,906	818,734
Epoch Holding Corp	5,161	58,268
Equity Lifestyle Properties Inc REIT	12,328	664,233
Equity One Inc REIT	16,368	309,192
ESB Financial Corp	4,500	58,005
ESSA Bancorp Inc	5,100	63,954
Evercore Partners Inc ‘A’	6,627	198,810
Extra Space Storage Inc REIT	40,423	512,564
Ezcorp Inc ‘A’ *	20,200	416,120
F.N.B. Corp	55,781	452,384
Farmers Capital Bank Corp	3,600	30,852
FBL Financial Group Inc ‘A’	6,780	165,974
FBR Capital Markets Corp *	7,539	34,302
FelCor Lodging Trust Inc REIT *	30,703	175,007
Fifth Street Finance Corp	16,000	185,760
Financial Institutions Inc	5,500	80,410
First Acceptance Corp *	8,367	17,069
First BanCorp PR	31,352	75,558
First Bancorp ME	4,500	71,730
First Bank Corp NC	7,224	97,668
First Busey Corp	19,215	84,930
First California Financial Group Inc *	3,800	10,032
First Cash Financial Services Inc *	10,365	223,573
First Commonwealth Financial Corp	42,563	285,598
First Community Bancshares Inc	6,051	74,851
First Defiance Financial Corp	4,000	40,480
First Financial Bancorp	26,131	464,870
First Financial Bankshares Inc	10,247	528,233
First Financial Corp	6,073	175,874
First Financial Holdings Inc	6,821	102,724
First Financial Northwest Inc	9,400	64,202
First Financial Service Corp	2,500	21,875
First Industrial Realty Trust Inc REIT *	21,984	170,596
First Merchants Corp	10,796	75,140
First Mercury Financial Corp	7,084	92,305
First Midwest Bancorp Inc	33,204	449,914
First Potomac Realty Trust REIT	16,020	240,781
First South Bancorp Inc	4,164	52,050
FirstMerit Corp	39,495	851,907
Flagstar Bancorp Inc *	52,736	31,642
Flagstone Reinsurance Holdings Ltd (Bermuda)	20,544	235,434
Flushing Financial Corp	13,331	168,770
Forestar Group Inc *	17,600	332,288
Fox Chase Bancorp Inc *	2,800	30,268
FPIC Insurance Group Inc *	4,068	110,283
Franklin Street Properties Corp REIT	31,629	456,406
GAMCO Investors Inc ‘A’	3,632	165,256
German American Bancorp Inc	5,500	83,215
Getty Realty Corp REIT	8,992	210,413
GFI Group Inc	33,284	192,382
Glacier Bancorp Inc	31,924	486,203
Gladstone Capital Corp	8,187	96,607
Gladstone Commercial Corp REIT	4,900	70,805
Gladstone Investment Corp	11,500	68,770
Glimcher Realty Trust REIT	25,936	131,496
Government Properties Income Trust REIT	6,900	179,469
Gramercy Capital Corp REIT *	22,352	62,362
Great Southern Bancorp Inc	5,000	112,200
Greenlight Capital Re Ltd ‘A’ * (Cayman)	14,000	373,520
Guaranty Bancorp *	27,243	43,316
Hallmark Financial Services Inc *	5,954	53,586
Hampton Roads Bankshares Inc	9,100	14,196
Hancock Holding Co	13,424	561,257
Harleysville Group Inc	6,878	232,201
Harleysville National Corp	22,156	148,445
Harris & Harris Group Inc *	13,300	61,313
Hatteras Financial Corp REIT	16,200	417,474
Healthcare Realty Trust Inc REIT	26,998	628,783
Heartland Financial USA Inc	6,566	104,859
Hercules Technology Growth Capital Inc	17,151	181,629
Heritage Financial Corp *	3,600	54,324
Heritage Financial Group	700	8,456
Hersha Hospitality Trust REIT	53,115	275,136
Highwoods Properties Inc REIT	32,777	1,040,014
Hilltop Holdings Inc *	17,831	209,514

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value

Home Bancorp Inc *	5,300	$74,200
Home BancShares Inc	7,673	202,874
Home Federal Bancorp Inc	8,700	126,237
Home Properties Inc REIT	15,806	739,721
Horace Mann Educators Corp	19,944	300,357
IBERIABANK Corp	12,053	723,301
Independence Holding Co	3,141	29,808
Independent Bank Corp	10,583	260,977
Infinity Property & Casualty Corp	6,991	317,671
Inland Real Estate Corp REIT	35,399	323,901
International Assets Holding Corp *	6,441	96,422
International Bancshares Corp	25,479	585,762
Invesco Mortgage Capital Inc REIT	7,000	161,000
Investors Bancorp Inc *	23,688	312,682
Investors Real Estate Trust REIT	33,677	303,767
iStar Financial Inc REIT *	45,300	207,927
JMP Group Inc	8,500	72,250
K-Fed Bancorp	1,700	15,164
Kansas City Life Insurance Co	2,185	69,002
KBW Inc *	17,066	459,075
Kearny Financial Corp	9,482	98,897
Kentucky First Federal Bancorp	1,300	13,637
Kilroy Realty Corp REIT	19,500	601,380
Kite Realty Group Trust REIT	20,297	96,005
Knight Capital Group Inc ‘A’ *	42,609	649,787
Kohlberg Capital Corp	5,447	30,830
LaBranche & Co Inc *	19,100	100,466
Lakeland Bancorp Inc	10,087	89,270
Lakeland Financial Corp	6,452	122,911
LaSalle Hotel Properties REIT	30,672	714,658
Legacy Bancorp Inc	4,600	43,654
Lexington Realty Trust REIT	46,101	300,118
Life Partners Holdings Inc	2,500	55,425
LTC Properties Inc REIT	11,736	317,576
Maiden Holdings Ltd (Bermuda)	25,000	184,750
Main Street Capital Corp	3,400	53,074
MainSource Financial Group Inc	10,506	70,705
MarketAxess Holdings Inc	16,225	255,219
Max Capital Group Ltd (Bermuda)	22,678	521,367
MB Financial Inc	24,265	546,690
MCG Capital Corp *	33,832	176,265
Meadowbrook Insurance Group Inc	29,976	236,810
Medallion Financial Corp	7,700	61,292
Medical Properties Trust Inc REIT	39,895	418,100
Mercer Insurance Group Inc	2,700	48,600
Merchants Bancshares Inc	2,300	49,933
Meridian Interstate Bancorp Inc *	5,000	52,000
Metro Bancorp Inc *	3,600	49,572
MF Global Holdings Ltd *	43,400	350,238
MFA Financial Inc REIT	129,394	952,340
MGIC Investment Corp *	57,200	627,484
Mid-America Apartment Communities Inc REIT	12,855	665,760
MidSouth Bancorp Inc	2,800	46,200
Mission West Properties Inc REIT	7,975	54,868
Monmouth Real Estate Investment Corp ‘A’ REIT	10,400	87,464
Montpelier Re Holdings Ltd (Bermuda)	31,740	533,549
MVC Capital Inc	11,246	152,608
Nara Bancorp Inc *	14,774	129,420
NASB Financial Inc	1,735	40,113
National Bankshares Inc	4,000	109,000
National Financial Partners Corp *	20,320	286,512
National Health Investors Inc REIT	12,844	497,833
National Interstate Corp	3,220	66,686
National Penn Bancshares Inc	62,341	430,153
National Retail Properties Inc REIT	36,692	837,678
National Western Life Insurance Co ‘A’	1,189	219,192
NBT Bancorp Inc	17,136	391,558
Nelnet Inc ‘A’	9,881	183,391
NewAlliance Bancshares Inc	48,498	612,045
NewStar Financial Inc *	11,614	74,097
NGP Capital Resources Co	11,081	94,410
Northeast Community Bancorp Inc	4,100	29,479
Northfield Bancorp Inc	9,942	143,960
Northrim BanCorp Inc	3,800	64,904
NorthStar Realty Finance Corp REIT	30,359	127,811
Northwest Bancshares Inc	16,260	190,892
Norwood Financial Corp	900	24,300
NYMAGIC Inc	2,489	52,841
OceanFirst Financial Corp	4,000	45,440
Ocwen Financial Corp *	27,019	299,641
Ohio Valley Banc Corp	2,000	43,080
Old National Bancorp	39,273	469,312
Old Point Financial Corp	1,500	22,140
Old Second Bancorp Inc	7,148	47,105
Omega Healthcare Investors Inc REIT	40,190	783,303
OmniAmerican Bancorp Inc *	6,300	72,639
Oppenheimer Holdings Inc ‘A’	4,800	122,448
optionsXpress Holdings Inc *	21,207	345,462
Oriental Financial Group Inc	14,228	192,078
Oritani Financial Corp	4,640	74,565
Orrstown Financial Services Inc	2,900	73,573
Pacific Capital Bancorp *	13,521	24,473
Pacific Continental Corp	7,200	75,600
PacWest Bancorp	11,491	262,225
Park National Corp	5,611	349,621
Parkway Properties Inc REIT	11,050	207,519
Peapack-Gladstone Financial Corp	4,525	71,088
Pebblebrook Hotel Trust REIT *	8,600	180,858
PennantPark Investment Corp	9,962	103,206
Penns Woods Bancorp Inc	1,800	60,390
Pennsylvania REIT	18,385	229,261
Pennymac Mortgage Investment Trust REIT *	7,200	119,592
Penson Worldwide Inc *	9,795	98,636
Peoples Bancorp Inc	5,296	87,278
Peoples Financial Corp	700	10,479
PHH Corp *	24,648	580,953
PICO Holdings Inc *	10,785	401,094
Pinnacle Financial Partners Inc * †	14,321	216,390
Piper Jaffray Cos *	8,875	357,662
Platinum Underwriters Holdings Ltd (Bermuda)	23,297	863,853
PMA Capital Corp ‘A’ *	16,839	103,391
Porter Bancorp Inc	2,000	26,200
Portfolio Recovery Associates Inc *	7,750	425,242
Post Properties Inc REIT	21,686	477,526
Potlatch Corp REIT	19,324	677,113
PremierWest Bancorp *	37,323	16,795
Presidential Life Corp	9,180	91,525
Primus Guaranty Ltd * (Bermuda)	11,897	49,967
PrivateBancorp Inc	24,879	340,842
ProAssurance Corp *	15,601	913,283
Prospect Capital Corp	27,958	339,690
Prosperity Bancshares Inc	20,922	857,802
Provident Financial Services Inc	26,105	310,649
Provident New York Bancorp	16,883	160,051
Prudential Bancorp Inc of Pennsylvania	2,900	24,476
PS Business Parks Inc REIT	8,562	457,211
Pzena Investment Management Inc ‘A’ *	3,321	25,339
QC Holdings Inc	2,800	14,476
Radian Group Inc	37,300	583,372
RAIT Financial Trust REIT *	27,075	53,609
Ramco-Gershenson Properties Trust REIT	11,132	125,346
Redwood Trust Inc REIT	37,948	585,158
Renasant Corp	10,765	174,178
Republic Bancorp Inc ‘A’	4,762	89,716
Republic First Bancorp Inc *	4,500	17,415
Resource America Inc ‘A’	6,475	31,080
Resource Capital Corp REIT	12,597	85,156
Rewards Network Inc	3,133	41,982
Riskmetrics Group Inc *	11,008	248,891
RLI Corp	8,290	472,696

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
Rockville Financial Inc	4,359	$53,136
Roma Financial Corp	4,405	55,239
S&T Bancorp Inc	12,023	251,281
S.Y. Bancorp Inc	5,579	126,922
Safeguard Scientifics Inc *	9,888	128,544
Safety Insurance Group Inc	5,923	223,119
Sanders Morris Harris Group Inc	9,335	57,784
Sandy Spring Bancorp Inc	10,072	151,080
Santander BanCorp *	2,149	26,368
Saul Centers Inc REIT	3,098	128,257
SCBT Financial Corp	5,912	218,980
SeaBright Insurance Holdings Inc	7,969	87,739
Selective Insurance Group Inc	26,241	435,601
Shore Bancshares Inc	4,400	62,700
Sierra Bancorp	3,689	47,551
Signature Bank *	19,721	730,663
Simmons First National Corp ‘A’	7,247	199,800
Smithtown Bancorp Inc	3,800	15,694
Solar Capital Ltd	2,400	50,736
Southside Bancshares Inc	6,475	139,666
Southwest Bancorp Inc	4,930	40,771
Sovran Self Storage Inc REIT	12,909	450,008
Starwood Property Trust Inc REIT	21,500	414,950
State Auto Financial Corp	7,203	129,294
State Bancorp Inc	7,300	57,451
StellarOne Corp	11,600	155,092
Sterling Bancorp	9,875	99,244
Sterling Bancshares Inc	44,271	247,032
Sterling Financial Corp *	2,498	1,424
Stewart Information Services Corp	7,023	96,917
Stifel Financial Corp *	14,505	779,644
Strategic Hotels & Resorts Inc REIT *	31,641	134,474
Suffolk Bancorp	4,853	149,036
Sun Bancorp Inc *	7,172	28,258
Sun Communities Inc REIT	6,712	169,142
Sunstone Hotel Investors Inc REIT *	47,128	526,420
Susquehanna Bancshares Inc	58,461	573,502
SVB Financial Group *	18,848	879,448
SWS Group Inc	11,250	129,713
Tanger Factory Outlet Centers Inc REIT	18,448	796,216
Tejon Ranch Co *	5,471	166,975
Terreno Realty Corp REIT *	4,600	90,758
Territorial Bancorp Inc	5,800	110,374
Teton Advisors Inc ‘A’	61	702
Texas Capital Bancshares Inc *	15,517	294,668
The Bancorp Inc *	7,800	69,420
The First Marblehead Corp *	32,300	91,732
The First of Long Island Corp	2,700	65,070
The Navigators Group Inc *	5,232	205,775
The Phoenix Cos Inc *	60,230	145,757
The PMI Group Inc *	30,900	167,478
The South Financial Group Inc	79,638	55,054
Thomas Weisel Partners Group Inc *	10,364	40,627
TICC Capital Corp	11,500	75,785
Tompkins Financial Corp	4,698	171,383
Tower Bancorp Inc	1,700	45,509
Tower Group Inc	19,993	443,245
TowneBank	10,700	149,372
TradeStation Group Inc *	12,862	90,163
Transcontinental Realty Investors Inc *	1,400	17,528
Tree.com Inc *	2,900	26,535
Triangle Capital Corp	3,300	46,332
Trico Bancshares	6,993	139,161
Trustco Bank Corp NY	39,033	240,833
Trustmark Corp	30,105	735,465
U-Store-It Trust REIT	38,065	274,068
U.S. Global Investors Inc ‘A’	4,660	46,087
UMB Financial Corp	15,684	636,770
UMH Properties Inc REIT	4,100	33,497
Umpqua Holdings Corp	43,222	573,124
Union First Market Bankshares Corp	10,548	159,275
United America Indemnity Ltd ‘A’ * (Cayman)	18,996	181,792
United Bankshares Inc	18,360	481,399
United Community Banks Inc *	41,956	185,026
United Financial Bancorp Inc	8,400	117,432
United Fire & Casualty Co	11,335	203,917
United Security Bancshares Inc	2,900	43,413
Universal Health Realty Income Trust REIT	5,651	199,706
Universal Insurance Holdings Inc	3,300	16,698
Univest Corp of Pennsylvania	7,357	137,502
Urstadt Biddle Properties Inc ‘A’ REIT	10,445	165,135
ViewPoint Financial Group	5,253	85,151
Virtus Investment Partners Inc *	3,081	64,208
Walter Investment Management Corp REIT	10,100	161,600
Washington Banking Co	5,900	74,281
Washington REIT	28,107	858,669
Washington Trust Bancorp Inc	7,358	137,153
Waterstone Financial Inc *	3,724	13,481
Webster Financial Corp	31,100	543,939
WesBanco Inc	11,437	185,966
West Bancorp Inc	8,700	57,246
Westamerica Bancorp	13,416	773,432
Western Alliance Bancorp *	23,502	133,726
Westfield Financial Inc	17,006	156,285
Westwood Holdings Group Inc	2,800	103,040
Wilber Corp	3,900	25,545
Wilshire Bancorp Inc	9,640	106,329
Winthrop Realty Trust REIT	5,485	66,039
Wintrust Financial Corp	13,486	501,814
World Acceptance Corp *	7,086	255,663
WSFS Financial Corp	2,725	106,275
Yadkin Valley Financial Corp	8,200	35,260
Zenith National Insurance Corp	17,571	673,321

		100,799,920

Health Care - 14.0%

Abaxis Inc *	10,820	294,196
ABIOMED Inc *	15,825	163,472
Accelrys Inc *	13,900	85,624
Accuray Inc *	20,342	123,883
Acorda Therapeutics Inc *	17,498	598,432
Acura Pharmaceuticals Inc *	4,300	23,177
Adolor Corp *	23,600	42,480
Affymax Inc *	7,786	182,426
Affymetrix Inc *	31,394	230,432
AGA Medical Holdings Inc *	5,600	91,000
Air Methods Corp *	4,553	154,802
Akorn Inc *	27,342	41,833
Albany Molecular Research Inc *	12,623	105,402
Align Technology Inc *	28,260	546,548
Alkermes Inc *	43,083	558,786
Alliance HealthCare Services Inc *	12,788	71,869
Allied Healthcare International Inc *	21,600	58,752
Allos Therapeutics Inc *	31,929	237,232
Almost Family Inc *	3,200	120,608
Alnylam Pharmaceuticals Inc *	18,055	307,296
Alphatec Holdings Inc *	13,800	87,906
AMAG Pharmaceuticals Inc *	9,490	331,296
Amedisys Inc *	12,480	689,146
America Service Group Inc	4,100	65,969
American Caresource Holdings Inc *	4,500	7,965
American Dental Partners Inc *	6,500	84,825
American Medical Systems Holdings Inc *	34,364	638,483
AMERIGROUP Corp *	24,066	799,954
AMICAS Inc *	16,900	101,738
Amicus Therapeutics Inc *	8,666	27,645
AMN Healthcare Services Inc *	16,695	146,916
AmSurg Corp *	15,472	334,040
Analogic Corp	5,391	230,357
AngioDynamics Inc *	12,566	196,281

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value

Ardea Biosciences Inc *	6,900	$125,994
Arena Pharmaceuticals Inc *	42,623	132,131
ARIAD Pharmaceuticals Inc *	48,830	166,022
ArQule Inc *	21,073	121,380
Array BioPharma Inc *	25,011	68,530
ARYx Therapeutics Inc *	11,200	9,744
Assisted Living Concepts Inc ‘A’ *	4,971	163,248
athenahealth Inc *	15,155	554,067
Atrion Corp	800	114,432
ATS Medical Inc *	23,500	61,100
Auxilium Pharmaceuticals Inc *	21,238	661,776
AVANIR Pharmaceuticals ‘A’ *	31,100	72,152
AVI BioPharma Inc *	39,300	46,767
Bio-Reference Labs Inc *	4,992	219,498
BioCryst Pharmaceuticals Inc *	10,900	71,613
Biodel Inc *	3,821	16,316
BioDelivery Sciences International Inc *	4,800	18,384
BioMimetic Therapeutics Inc *	6,520	85,738
BioScrip Inc *	18,100	144,438
BioSpecifics Technologies Corp *	1,600	44,400
BMP Sunstone Corp *	18,066	91,414
Bovie Medical Corp *	8,700	54,375
Bruker Corp *	24,329	356,420
Cadence Pharmaceuticals Inc *	12,720	116,134
Cambrex Corp *	14,007	56,728
Cantel Medical Corp	5,008	99,409
Capital Senior Living Corp *	11,317	59,527
Caraco Pharmaceutical Laboratories Ltd *	5,146	30,825
Cardiac Science Corp *	9,700	18,139
CardioNet Inc *	9,000	68,850
Cardiovascular Systems Inc *	4,700	24,957
Cardium Therapeutics Inc *	23,600	10,396
Catalyst Health Solutions Inc *	16,860	697,667
Celera Corp *	40,947	290,724
Cell Therapeutics Inc *	259,600	140,366
Celldex Therapeutics Inc *	11,000	67,540
Centene Corp *	21,773	523,423
Cepheid Inc *	28,161	492,254
Chelsea Therapeutics International Inc *	13,500	47,925
Chemed Corp	11,068	601,878
Chindex International Inc *	6,900	81,489
Clarient Inc *	14,500	37,990
Clinical Data Inc *	6,000	116,400
Computer Programs & Systems Inc	3,857	150,732
Conceptus Inc *	15,384	307,065
CONMED Corp *	14,611	347,888
Continucare Corp *	10,300	38,110
Cornerstone Therapeutics Inc *	3,000	19,050
Corvel Corp *	3,906	139,639
Cross Country Healthcare Inc *	16,148	163,256
CryoLife Inc *	12,431	80,429
Cubist Pharmaceuticals Inc *	28,088	633,104
Cumberland Pharmaceuticals Inc *	3,800	40,014
Curis Inc *	30,400	93,328
Cutera Inc *	6,800	70,516
Cyberonics Inc *	13,772	263,872
Cynosure Inc ‘A’ *	2,883	32,405
Cypress Bioscience Inc *	19,478	95,442
Cytokinetics Inc *	19,252	61,606
Cytori Therapeutics Inc *	12,000	54,720
Delcath Systems Inc *	13,300	107,730
Depomed Inc *	26,100	92,655
DexCom Inc *	22,900	222,817
Dionex Corp *	8,659	647,520
Discovery Laboratories Inc *	47,249	24,569
DURECT Corp *	41,590	125,186
Dyax Corp *	31,700	108,097
Eclipsys Corp *	26,433	525,488
Electro-Optical Sciences Inc *	9,100	67,522
Emergency Medical Services Corp ‘A’ *	13,265	750,136
Emergent BioSolutions Inc *	8,194	137,577
Emeritus Corp *	10,065	204,823
Endologix Inc *	21,800	88,072
EnteroMedics Inc *	100	51
Enzo Biochem Inc *	16,433	98,927
Enzon Pharmaceuticals Inc *	25,904	263,703
eResearchTechnology Inc *	21,891	151,267
ev3 Inc *	36,058	571,880
Exactech Inc *	4,300	90,171
Exelixis Inc *	52,591	319,227
Facet Biotech Corp *	12,080	326,039
Genomic Health Inc *	7,005	123,218
Genoptix Inc *	7,239	256,912
Gentiva Health Services Inc *	14,364	406,214
Geron Corp *	42,623	242,099
Greatbatch Inc *	9,854	208,806
GTx Inc *	9,543	31,874
Haemonetics Corp *	11,516	658,139
Halozyme Therapeutics Inc *	32,631	260,722
Hanger Orthopedic Group Inc *	10,700	194,526
Hansen Medical Inc *	11,360	26,014
Harvard Bioscience Inc *	11,700	45,279
Health Grades Inc *	12,100	76,956
HealthSouth Corp *	44,789	837,554
Healthspring Inc *	23,931	421,186
Healthways Inc *	16,883	271,310
HeartWare International Inc *	2,900	128,963
Hemispherx Biopharma Inc *	39,800	29,452
Hi-Tech Pharmacal Co Inc *	3,300	73,062
HMS Holdings Corp *	11,574	590,158
Human Genome Sciences Inc *	86,078	2,599,556
ICU Medical Inc *	4,926	169,701
Idenix Pharmaceuticals Inc *	13,365	37,689
Idera Pharmaceuticals Inc *	11,200	69,552
Immucor Inc *	34,134	764,260
ImmunoGen Inc *	26,900	217,621
Immunomedics Inc *	26,984	89,587
Impax Laboratories Inc *	29,400	525,672
Incyte Corp Ltd *	39,887	556,823
Infinity Pharmaceuticals Inc *	8,600	52,460
Insmed Inc *	45,300	53,454
Inspire Pharmaceuticals Inc *	28,700	179,088
Insulet Corp *	16,221	244,775
Integra LifeSciences Holdings Corp *	9,435	413,536
InterMune Inc *	20,892	931,156
Invacare Corp	12,863	341,384
inVentiv Health Inc *	16,066	360,842
IPC The Hospitalist Co Inc *	8,132	285,515
IRIS International Inc *	9,200	93,932
Ironwood Pharmaceuticals Inc *	8,600	116,272
Isis Pharmaceuticals Inc *	45,077	492,241
ISTA Pharmaceuticals Inc *	16,300	66,341
Javelin Pharmaceuticals Inc *	24,308	31,357
Kendle International Inc *	6,212	108,586
Kensey Nash Corp *	3,018	71,195
Kindred Healthcare Inc *	17,432	314,648
KV Pharmaceutical Co ‘A’ *	13,741	24,184
Landauer Inc	4,715	307,512
Lannett Co Inc *	4,600	19,550
LCA-Vision Inc *	5,900	49,088
Lexicon Pharmaceuticals Inc *	65,800	97,384
LHC Group Inc *	6,441	215,967
Ligand Pharmaceuticals Inc ‘B’ *	57,868	101,269
Luminex Corp *	20,779	349,711
Magellan Health Services Inc *	16,560	720,029
MAKO Surgical Corp *	7,600	102,448
MannKind Corp *	28,673	188,095
MAP Pharmaceuticals Inc *	3,451	54,836
Martek Biosciences Corp *	14,744	331,887
Masimo Corp	24,730	656,581

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
Matrixx Initiatives Inc *	1,400	$7,098
Maxygen Inc *	12,419	81,593
MedAssets Inc *	19,576	411,096
MedCath Corp *	5,671	59,375
Medical Action Industries Inc *	6,838	83,902
Medicis Pharmaceutical Corp ‘A’	26,646	670,413
Medidata Solutions Inc *	2,400	36,480
Medivation Inc *	13,646	143,147
MedQuist Inc	4,100	32,021
Merge Healthcare Inc *	12,600	26,082
Meridian Bioscience Inc	18,075	368,188
Merit Medical Systems Inc *	13,846	211,151
Metabolix Inc *	10,009	121,910
Metropolitan Health Networks Inc *	19,200	62,016
Micromet Inc *	29,800	240,784
Micrus Endovascular Corp *	6,597	130,093
MiddleBrook Pharmaceuticals Inc *	20,100	6,030
Molecular Insight Pharmaceuticals Inc *	8,900	11,659
Molina Healthcare Inc *	5,407	136,094
Momenta Pharmaceuticals Inc *	18,160	271,855
MWI Veterinary Supply Inc *	5,469	220,948
Myriad Pharmaceuticals Inc *	8,416	38,040
Nabi Biopharmaceuticals *	25,813	141,197
Nanosphere Inc *	5,342	25,588
National Healthcare Corp	3,982	140,883
National Research Corp	700	17,724
Natus Medical Inc *	14,283	227,243
Nektar Therapeutics *	44,531	677,316
Neogen Corp *	10,199	255,995
Neurocrine Biosciences Inc *	20,588	52,499
NeurogesX Inc *	6,300	59,220
Nighthawk Radiology Holdings Inc *	10,713	34,067
NovaMed Inc *	9,400	31,960
Novavax Inc *	30,200	69,762
NPS Pharmaceuticals Inc *	24,300	122,472
NuVasive Inc *	17,807	804,876
NxStage Medical Inc *	11,262	128,950
Obagi Medical Products Inc *	8,841	107,683
Odyssey HealthCare Inc *	16,527	299,304
Omeros Corp *	1,500	10,560
Omnicell Inc *	15,851	222,390
OncoGenex Pharmaceutical Inc *	1,300	26,689
Onyx Pharmaceuticals Inc *	29,562	895,137
Opko Health Inc *	21,800	43,164
Optimer Pharmaceuticals Inc *	14,700	180,516
OraSure Technologies Inc *	24,188	143,435
Orexigen Therapeutics Inc *	10,724	63,164
Orthofix International NV * (Netherlands)	8,585	312,322
Orthovita Inc *	33,900	144,414
Osiris Therapeutics Inc *	8,449	62,523
Owens & Minor Inc	19,078	885,028
OXiGENE Inc *	17,000	20,910
Pain Therapeutics Inc *	17,461	109,480
Palomar Medical Technologies Inc *	9,304	101,041
Par Pharmaceutical Cos Inc *	15,751	390,625
PAREXEL International Corp *	26,350	614,218
PDL BioPharma Inc	53,600	332,856
Pharmasset Inc *	10,400	278,720
PharMerica Corp *	15,473	281,918
Phase Forward Inc *	19,095	249,572
Poniard Pharmaceuticals Inc *	4,000	4,600
POZEN Inc *	13,468	129,023
Progenics Pharmaceuticals Inc *	14,302	76,230
Protalix BioTherapeutics Inc *	17,105	112,209
PSS World Medical Inc *	26,748	628,845
Psychiatric Solutions Inc *	25,650	764,370
Quality Systems Inc	10,631	653,169
Questcor Pharmaceuticals Inc *	24,500	201,635
Quidel Corp *	10,624	154,473
RadNet Inc *	14,300	45,474
Regeneron Pharmaceuticals Inc *	30,051	796,051
RehabCare Group Inc *	10,762	293,480
Repligen Corp *	15,800	64,148
Repros Therapeutics Inc *	100	67
Res-Care Inc *	12,896	154,623
Rigel Pharmaceuticals Inc *	23,187	184,800
Rochester Medical Corp *	4,900	62,818
Rockwell Medical Technologies Inc *	6,800	39,304
RTI Biologics Inc *	28,032	121,379
Salix Pharmaceuticals Ltd *	25,594	953,376
Sangamo Biosciences Inc *	21,000	113,820
Santarus Inc *	27,200	146,336
Savient Pharmaceuticals Inc *	30,240	436,968
SciClone Pharmaceuticals Inc *	12,700	44,831
Seattle Genetics Inc *	40,489	483,439
Select Medical Holdings Corp *	14,600	123,224
Sequenom Inc *	26,600	167,846
SIGA Technologies Inc *	12,200	80,886
Sirona Dental Systems Inc *	8,491	322,913
Skilled Healthcare Group Inc ‘A’ *	6,689	41,271
Somanetics Corp *	4,900	93,786
SonoSite Inc *	7,414	238,064
Spectranetics Corp *	16,576	114,540
Spectrum Pharmaceuticals Inc *	17,400	80,214
StemCells Inc *	45,000	52,200
Stereotaxis Inc *	13,317	66,718
STERIS Corp	26,830	903,098
Sucampo Pharmaceuticals Inc ‘A’ *	5,600	19,992
Sun Healthcare Group Inc *	18,628	177,711
Sunrise Senior Living Inc *	23,035	117,939
SuperGen Inc *	28,900	92,480
SurModics Inc *	6,385	133,702
Symmetry Medical Inc *	18,405	184,786
Synovis Life Technologies Inc *	4,000	62,120
Synta Pharmaceuticals Corp *	8,568	36,928
Team Health Holdings Inc *	6,900	115,920
The Ensign Group Inc	5,800	100,514
The Medicines Co *	26,534	208,027
The Providence Service Corp *	3,938	59,818
Theravance Inc *	31,500	419,580
Thoratec Corp *	25,692	859,397
TomoTherapy Inc *	20,026	68,289
TranS1 Inc *	6,839	22,227
Transcend Services Inc *	2,900	47,125
Triple-S Management Corp ‘B’ *	10,473	185,896
U.S. Physical Therapy Inc *	6,400	111,360
Universal American Corp *	13,325	205,205
Utah Medical Products Inc	2,000	56,260
Vanda Pharmaceuticals Inc *	11,400	131,556
Varian Inc *	14,029	726,422
Vascular Solutions Inc *	8,300	74,617
Vical Inc *	18,600	62,496
ViroPharma Inc *	37,303	508,440
Virtual Radiologic Corp *	2,580	28,380
Vital Images Inc *	5,555	89,824
Vivus Inc *	35,838	312,507
Volcano Corp *	21,798	526,640
WellCare Health Plans Inc *	19,800	590,040
West Pharmaceutical Services Inc	15,909	667,383
Wright Medical Group Inc *	16,476	292,779
XenoPort Inc *	14,554	134,770
Young Innovations Inc	2,700	76,032
Zoll Medical Corp *	9,160	241,458
ZymoGenetics Inc *	20,050	114,886

		68,315,322

Industrials - 15.0%

3D Systems Corp *	8,629	117,786
A.O. Smith Corp	9,758	512,978
AAON Inc	5,099	115,339

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value

AAR Corp *	18,231	$452,493
ABM Industries Inc	22,722	481,706
Acacia Research Corp *	16,200	175,446
ACCO Brands Corp *	27,482	210,512
Aceto Corp	8,000	48,320
Actuant Corp ‘A’	33,020	645,541
Acuity Brands Inc	20,444	862,941
Administaff Inc	9,986	213,101
Advanced Battery Technologies Inc *	22,600	88,140
Aerovironment Inc *	5,611	146,503
Air Transport Services Group Inc *	28,300	95,371
Aircastle Ltd (Bermuda)	23,700	224,439
AirTran Holdings Inc *	59,536	302,443
Alamo Group Inc	3,300	65,967
Alaska Air Group Inc *	17,119	705,816
Albany International Corp ‘A’	13,445	289,471
Allegiant Travel Co *	6,808	393,911
Altra Holdings Inc *	13,085	179,657
AMERCO *	4,534	246,151
American Commercial Lines Inc *	4,274	107,277
American Railcar Industries Inc	4,723	57,432
American Reprographics Co *	18,662	167,398
American Science & Engineering Inc	3,908	292,787
American Superconductor Corp *	20,028	578,809
American Woodmark Corp	5,281	102,399
Ameron International Corp	3,973	249,862
Ampco-Pittsburgh Corp	4,410	109,456
Amrep Corp *	704	10,229
APAC Customer Services Inc *	12,500	71,875
Apogee Enterprises Inc	11,869	187,649
Applied Industrial Technologies Inc	20,694	514,246
Applied Signal Technology Inc	4,800	93,984
Argan Inc *	4,400	57,200
Argon ST Inc *	5,576	148,377
Arkansas Best Corp	11,168	333,700
Ascent Solar Technologies Inc *	7,900	30,415
Astec Industries Inc *	9,250	267,880
Astronics Corp *	4,700	46,107
ATC Technology Corp *	10,207	175,152
Atlas Air Worldwide Holdings Inc *	9,545	506,362
Avis Budget Group Inc *	46,900	539,350
AZZ Inc	5,178	175,275
Badger Meter Inc	6,399	246,426
Baldor Electric Co	22,377	836,900
Barnes Group Inc	23,037	448,070
Barrett Business Services Inc	3,700	50,172
Beacon Roofing Supply Inc *	20,408	390,405
Belden Inc	22,507	618,042
Blount International Inc *	19,623	203,294
BlueLinx Holdings Inc *	4,800	18,288
Bowne & Co Inc	17,394	194,117
Brady Corp ‘A’	23,254	723,664
Briggs & Stratton Corp	22,170	432,315
Broadwind Energy Inc *	17,000	75,990
Builders FirstSource Inc *	19,952	62,849
CAI International Inc *	4,785	58,951
Cascade Corp	4,651	149,809
CBIZ Inc *	23,744	155,998
CDI Corp	6,222	91,215
Celadon Group Inc *	11,308	157,634
Cenveo Inc *	26,239	227,230
Ceradyne Inc *	11,150	252,994
Chart Industries Inc *	12,583	251,660
Chase Corp	2,800	35,336
China BAK Battery Inc *	14,300	34,463
China Fire & Security Group Inc *	7,200	93,384
CIRCOR International Inc	7,295	242,267
CLARCOR Inc	24,505	845,177
Clean Harbors Inc *	10,405	578,102
Colfax Corp *	12,100	142,417
Columbus McKinnon Corp *	9,760	154,891
Comfort Systems USA Inc	19,808	247,402
COMSYS IT Partners Inc *	7,694	134,491
Consolidated Graphics Inc *	4,266	176,655
Cornell Cos Inc *	4,252	77,854
CoStar Group Inc *	9,146	379,742
Courier Corp	4,942	81,592
CRA International Inc *	4,837	110,864
Cubic Corp	7,977	287,172
Curtiss-Wright Corp	21,921	762,851
Deluxe Corp	24,923	484,005
Diamond Management & Technology Consultants Inc	13,400	105,190
DigitalGlobe Inc *	7,400	206,830
Dollar Thrifty Automotive Group Inc *	12,912	414,863
Ducommun Inc	3,800	79,838
Duoyuan Printing Inc *	2,300	24,840
DXP Enterprises Inc *	4,000	51,080
Dycom Industries Inc *	19,942	174,891
Dynamex Inc *	4,540	78,088
Dynamic Materials Corp	5,205	81,302
DynCorp International Inc ‘A’ *	11,607	133,364
Eagle Bulk Shipping Inc *	26,170	138,963
EMCOR Group Inc *	31,116	766,387
Encore Wire Corp	9,179	190,923
Ener1 Inc *	25,900	122,507
Energy Conversion Devices Inc *	19,414	152,012
Energy Recovery Inc *	15,482	97,537
EnergySolutions Inc	37,697	242,392
EnerNOC Inc *	6,202	184,075
EnerSys *	18,175	448,196
Ennis Inc	13,224	215,154
EnPro Industries Inc *	10,106	293,882
ESCO Technologies Inc	13,009	413,816
Esterline Technologies Corp *	13,503	667,453
Evergreen Solar Inc *	96,220	108,729
Exponent Inc *	5,611	160,026
Federal Signal Corp	24,890	224,259
Flow International Corp *	18,316	55,131
Force Protection Inc *	35,416	213,204
Forward Air Corp	14,475	380,693
Franklin Covey Co *	6,000	47,640
Franklin Electric Co Inc	11,699	350,853
FreightCar America Inc	4,786	115,630
Fuel Tech Inc *	6,482	51,986
FuelCell Energy Inc *	33,385	94,146
Furmanite Corp *	18,800	97,572
Fushi Copperweld Inc *	7,933	89,008
G&K Services Inc ‘A’	7,832	202,692
Genco Shipping & Trading Ltd *	11,308	238,712
GenCorp Inc *	20,879	120,263
Generac Holdings Inc *	8,400	117,684
Genesee & Wyoming Inc ‘A’ *	18,096	617,436
GeoEye Inc *	9,280	273,760
Gibraltar Industries Inc *	13,629	171,862
Global Defense Technology & Systems Inc *	800	10,720
GP Strategies Corp *	5,100	42,636
GrafTech International Ltd *	57,691	788,636
Graham Corp	3,800	68,362
Granite Construction Inc	15,184	458,860
Great Lakes Dredge & Dock Corp	20,928	109,872
Griffon Corp *	21,904	272,924
GT Solar International Inc *	15,364	80,354
H&E Equipment Services Inc *	13,726	147,966
Harbin Electric Inc *	6,700	144,653
Hawaiian Holdings Inc *	26,200	193,094
Healthcare Services Group Inc	20,133	450,778
Heartland Express Inc	25,136	414,744
HEICO Corp	10,312	531,687
Heidrick & Struggles International Inc	7,330	205,460

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value

Heritage-Crystal Clean Inc *	1,400	$15,820
Herley Industries Inc *	7,000	102,620
Herman Miller Inc	24,339	439,562
Hexcel Corp *	46,680	674,059
Hill International Inc *	13,000	75,790
HNI Corp	21,800	580,534
Horizon Lines Inc ‘A’	15,435	83,966
Houston Wire & Cable Co	9,038	104,660
Hub Group Inc ‘A’ *	18,191	508,984
Hurco Cos Inc *	3,064	51,567
Huron Consulting Group Inc *	10,265	208,380
ICF International Inc *	4,300	106,812
II-VI Inc *	12,456	421,511
InnerWorkings Inc *	11,955	62,166
Insituform Technologies Inc ‘A’ *	18,992	505,377
Insteel Industries Inc	8,678	92,768
Integrated Electrical Services Inc *	4,264	24,092
Interface Inc ‘A’	24,367	282,170
Interline Brands Inc *	16,393	313,762
International Shipholding Corp	2,800	82,292
JetBlue Airways Corp *	114,894	641,109
John Bean Technologies Corp	14,100	247,314
K-Tron International Inc *	1,300	194,961
Kadant Inc *	6,248	90,034
Kaman Corp	12,989	324,855
Kaydon Corp	15,009	564,338
Kelly Services Inc ‘A’ *	13,350	222,411
Kforce Inc *	14,617	222,325
Kimball International Inc ‘B’	16,693	116,016
Knight Transportation Inc	25,745	542,962
Knoll Inc	23,987	269,854
Korn/Ferry International *	19,840	350,176
LaBarge Inc *	6,100	67,405
Ladish Co Inc *	8,142	164,143
Lawson Products Inc	2,246	34,746
Layne Christensen Co *	9,777	261,144
LB Foster Co ‘A’ *	5,122	147,975
Lindsay Corp	5,269	218,189
LMI Aerospace Inc *	3,000	55,740
LSI Industries Inc	9,816	66,945
M&F Worldwide Corp *	5,421	165,883
Marten Transport Ltd *	7,541	148,633
MasTec Inc *	25,775	325,023
McGrath RentCorp	12,124	293,765
Met-Pro Corp	7,400	72,520
Metalico Inc *	13,100	78,469
Michael Baker Corp *	3,916	135,024
Microvision Inc *	38,900	109,698
Miller Industries Inc	6,000	74,580
Mine Safety Appliances Co	13,429	375,475
Mistras Group Inc *	3,800	37,962
Mobile Mini Inc *	17,818	276,001
Moog Inc ‘A’ *	21,835	773,396
Mueller Industries Inc	18,303	490,337
Mueller Water Products Inc ‘A’	70,773	338,295
Multi-Color Corp	5,030	60,259
MYR Group Inc *	7,100	115,801
NACCO Industries Inc ‘A’	2,285	169,433
Navigant Consulting Inc *	23,093	280,118
NCI Building Systems Inc *	7,128	78,693
Nordson Corp	16,079	1,092,086
North American Galvanizing & Coating Inc *	6,500	36,140
Northwest Pipe Co *	3,383	73,919
Odyssey Marine Exploration Inc *	25,755	33,739
Old Dominion Freight Line Inc *	12,424	414,837
Omega Flex Inc	1,400	14,700
On Assignment Inc *	18,524	132,076
Orbital Sciences Corp *	25,339	481,694
Orion Energy Systems Inc *	10,717	52,513
Orion Marine Group Inc *	12,900	232,845
Otter Tail Corp	17,750	389,790
Pacer International Inc *	13,829	83,251
Patriot Transportation Holding Inc *	727	61,417
Perma-Fix Environmental Services *	26,600	59,584
Pike Electric Corp *	8,614	80,282
PMFG Inc *	6,700	88,641
Polypore International Inc *	11,092	193,666
Portec Rail Products Inc	3,900	45,318
Powell Industries Inc *	3,033	98,663
PowerSecure International Inc *	8,200	64,616
Preformed Line Products Co	1,171	44,674
Primoris Services Corp	5,100	39,474
Quanex Building Products Corp	16,530	273,241
RailAmerica Inc *	9,200	108,560
Raven Industries Inc	8,210	242,113
RBC Bearings Inc *	9,694	308,948
Regal-Beloit Corp	16,894	1,003,673
Republic Airways Holdings Inc *	13,497	79,902
Resources Connection Inc *	19,846	380,448
Robbins & Myers Inc	11,645	277,384
Rollins Inc	21,693	470,304
RSC Holdings Inc *	24,988	198,904
Rush Enterprises Inc ‘A’ *	16,327	215,680
Saia Inc *	6,055	84,043
Satcon Technology Corp *	28,900	70,227
Sauer-Danfoss Inc *	5,604	74,421
Schawk Inc	7,551	136,900
School Specialty Inc *	9,165	208,137
Seaboard Corp	170	220,847
SFN Group Inc *	24,129	193,273
Simpson Manufacturing Co Inc	18,722	519,723
SkyWest Inc	27,633	394,599
SmartHeat Inc *	3,400	36,516
Standard Parking Corp *	2,190	35,960
Standex International Corp	5,077	130,834
Stanley Inc *	4,502	127,362
Steelcase Inc ‘A’	33,600	217,392
Sterling Construction Co Inc *	6,200	97,464
Sun Hydraulics Corp	6,171	160,323
SYKES Enterprises Inc *	16,564	378,322
TAL International Group Inc	7,828	156,403
Taser International Inc *	26,944	157,892
Team Inc *	9,423	156,328
Tecumseh Products Co ‘A’ *	9,534	116,982
Teledyne Technologies Inc *	17,433	719,460
Tennant Co	9,437	258,479
Tetra Tech Inc *	29,202	672,814
Textainer Group Holdings Ltd (Bermuda)	4,741	102,169
The Advisory Board Co *	6,666	209,979
The Corporate Executive Board Co	15,000	398,850
The Eastern Co	3,500	47,390
The Geo Group Inc *	23,666	469,060
The Gorman-Rupp Co	7,459	189,757
The Greenbrier Cos Inc *	8,600	94,686
The Middleby Corp *	7,222	415,915
The Standard Register Co	9,023	48,273
Titan International Inc	14,667	128,043
Titan Machinery Inc *	4,845	66,328
Todd Shipyards Corp	2,800	46,004
Towers Watson & Co ‘A’	20,376	967,860
Tredegar Corp	15,168	259,069
Trex Co Inc *	7,832	166,743
Trimas Corp *	6,933	44,995
Triumph Group Inc	7,449	522,100
TrueBlue Inc *	21,747	337,079
Tutor Perini Corp *	12,991	282,554
Twin Disc Inc	4,486	54,819
UAL Corp *	78,000	1,524,900
Ultralife Corp *	2,400	9,624
Ultrapetrol Bahamas Ltd * (Bahamas)	10,905	59,868

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
United Capital Corp *	700	$16,604
United Rentals Inc *	26,500	248,570
United Stationers Inc *	11,492	676,304
Universal Forest Products Inc	9,262	356,772
Universal Truckload Services Inc *	2,942	51,720
US Airways Group Inc *	73,900	543,165
US Ecology Inc	9,020	145,222
USA Truck Inc *	3,800	61,408
Valence Technology Inc *	26,200	22,270
Viad Corp	10,510	215,981
Vicor Corp *	9,578	132,272
Volt Information Sciences Inc *	6,211	63,414
VSE Corp	1,600	65,856
Waste Services Inc *	7,876	77,894
Watsco Inc	12,143	690,694
Watts Water Technologies Inc ‘A’	14,474	449,562
Werner Enterprises Inc	18,859	436,963
Willis Lease Finance Corp *	2,400	37,872
Woodward Governor Co	28,953	925,917
YRC Worldwide Inc *	507,400	275,924

		73,424,687

Information Technology - 17.6%

3Com Corp *	183,932	1,414,437
3PAR Inc *	11,549	115,490
ACI Worldwide Inc *	17,617	363,086
Acme Packet Inc *	17,331	334,142
Actel Corp *	13,362	185,064
ActivIdentity Corp *	22,200	63,048
Actuate Corp *	17,964	100,419
Acxiom Corp *	32,900	590,226
Adaptec Inc *	54,208	177,260
ADC Telecommunications Inc *	43,300	316,523
ADTRAN Inc	24,920	656,642
Advanced Analogic Technologies Inc *	21,973	76,686
Advanced Energy Industries Inc *	16,143	267,328
Advent Software Inc *	7,702	344,665
Agilysys Inc	6,669	74,493
Airvana Inc *	11,700	89,622
American Software Inc ‘A’	12,600	73,206
Amkor Technology Inc *	53,659	379,369
ANADIGICS Inc *	32,299	156,973
Anaren Inc *	6,048	86,124
Ancestry.com Inc *	2,600	44,070
Anixter International Inc *	13,344	625,166
Applied Micro Circuits Corp *	29,141	251,487
Archipelago Learning Inc *	2,600	37,908
ArcSight Inc *	7,900	222,385
Ariba Inc *	39,544	508,140
ARRIS Group Inc *	56,984	684,378
Art Technology Group Inc *	69,818	307,897
Aruba Networks Inc *	28,794	393,326
AsiaInfo Holdings Inc *	13,848	366,695
Atheros Communications Inc *	30,903	1,196,255
ATMI Inc *	15,964	308,265
Aviat Networks Inc *	27,557	182,703
Avid Technology Inc *	14,472	199,424
Bel Fuse Inc ‘B’	5,397	108,750
Benchmark Electronics Inc *	31,762	658,744
BigBand Networks Inc *	11,916	42,063
Black Box Corp	8,004	246,203
Blackbaud Inc	21,546	542,744
Blackboard Inc *	15,023	625,858
Blue Coat Systems Inc *	18,868	585,663
Bottomline Technologies Inc *	11,581	194,908
Brightpoint Inc *	21,588	162,558
Brooks Automation Inc *	32,332	285,168
Cabot Microelectronics Corp *	10,306	389,876
CACI International Inc ‘A’ *	13,552	662,015
Callidus Software Inc *	15,100	54,813
Cass Information Systems Inc	4,266	132,886
Cavium Networks Inc *	17,961	446,510
Ceva Inc *	8,000	93,280
Checkpoint Systems Inc *	19,028	420,899
China Information Security Technology Inc *	10,500	53,025
China Security & Surveillance Technology Inc *	18,600	143,034
China TransInfo Technology Corp *	5,200	35,048
Chordiant Software Inc *	15,399	78,073
CIBER Inc *	36,750	137,445
Cirrus Logic Inc *	28,326	237,655
Cogent Inc *	18,636	190,087
Cognex Corp	19,894	367,840
Cogo Group Inc *	8,680	60,673
Coherent Inc *	9,500	303,620
Cohu Inc	11,962	164,717
Communications Systems Inc	4,100	53,013
CommVault Systems Inc *	18,302	390,748
Compellent Technologies Inc *	7,189	126,167
Computer Task Group Inc *	7,600	55,100
comScore Inc *	10,969	183,073
Comtech Telecommunications Corp *	12,477	399,139
Comverge Inc *	9,376	106,043
Concur Technologies Inc *	19,264	790,017
Constant Contact Inc *	10,411	241,743
CPI International Inc *	3,882	51,475
Cray Inc *	17,254	102,661
CSG Systems International Inc *	15,628	327,563
CTS Corp	17,605	165,839
CyberSource Corp *	33,071	583,372
Cymer Inc *	13,338	497,507
Daktronics Inc	17,105	130,340
DDi Corp *	3,500	19,845
DealerTrack Holdings Inc *	18,655	318,627
Deltek Inc *	7,364	56,261
DemandTec Inc *	10,400	72,280
DG FastChannel Inc *	9,249	295,506
Dice Holdings Inc *	8,219	62,464
Digi International Inc *	12,054	128,255
Digital River Inc *	17,123	518,827
Diodes Inc *	16,277	364,605
DivX Inc *	17,114	122,536
Double-Take Software Inc *	8,603	76,653
DSP Group Inc *	11,914	99,244
DTS Inc *	7,430	252,917
Dynamics Research Corp *	4,200	47,334
EarthLink Inc	46,409	396,333
Ebix Inc *	9,500	151,715
Echelon Corp *	16,853	151,171
Echo Global Logistics Inc *	1,200	15,492
Electro Rent Corp	9,386	123,238
Electro Scientific Industries Inc *	13,990	179,212
Electronics for Imaging Inc *	22,635	263,245
eLoyalty Corp *	4,200	23,646
EMCORE Corp *	36,900	44,649
EMS Technologies Inc *	5,976	99,202
Emulex Corp *	37,582	499,089
Entegris Inc *	62,102	312,994
Entropic Communications Inc *	27,700	140,716
Epicor Software Corp *	23,406	223,761
EPIQ Systems Inc *	16,362	203,380
ePlus Inc *	1,600	28,080
Euronet Worldwide Inc *	23,818	438,966
Exar Corp *	18,063	127,344
ExlService Holdings Inc *	7,992	133,307
Extreme Networks Inc *	45,462	139,568
Fair Isaac Corp	22,200	562,548
FalconStor Software Inc *	17,517	60,959
FARO Technologies Inc *	8,409	216,532
FEI Co *	16,715	382,941
FormFactor Inc *	22,307	396,172

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value

Forrester Research Inc *	6,750	$202,973
Fortinet Inc *	4,900	86,142
Gartner Inc *	31,911	709,701
Global Cash Access Holdings Inc *	19,611	160,222
Globecomm Systems Inc *	11,700	89,973
GSE Systems Inc *	7,700	41,657
GSI Commerce Inc *	13,451	372,189
GSI Technology Inc *	8,500	39,610
Harmonic Inc *	45,760	288,746
Heartland Payment Systems Inc	18,574	345,476
Hittite Microwave Corp *	10,598	465,994
Hughes Communications Inc *	4,498	125,269
ICx Technologies Inc *	3,500	24,395
iGate Corp	11,004	107,069
Imation Corp *	13,676	150,573
Imergent Inc	3,500	23,555
Immersion Corp *	13,537	67,685
Infinera Corp *	41,860	356,647
infoGROUP Inc *	16,902	131,836
Informatica Corp *	40,190	1,079,503
Information Services Group Inc *	11,300	38,533
InfoSpace Inc *	14,824	163,805
Innodata Isogen Inc *	8,800	35,640
Insight Enterprises Inc *	22,700	325,972
Integral Systems Inc *	6,224	59,937
Interactive Intelligence Inc *	6,583	123,036
InterDigital Inc *	20,762	578,429
Intermec Inc *	30,783	436,503
Internap Network Services Corp *	21,097	118,143
Internet Brands Inc ‘A’ *	13,700	126,314
Internet Capital Group Inc *	15,226	128,660
Intevac Inc *	11,275	155,821
iPass Inc *	29,800	34,270
IPG Photonics Corp *	11,752	173,930
Isilon Systems Inc *	13,468	115,959
Ixia *	15,078	139,773
IXYS Corp *	11,952	102,070
j2 Global Communications Inc *	20,182	472,259
Jack Henry & Associates Inc	38,184	918,707
JDA Software Group Inc *	14,904	414,629
Kenexa Corp *	11,565	159,019
Keynote Systems Inc	4,849	55,230
Kopin Corp *	35,300	130,610
Kulicke & Soffa Industries Inc *	30,057	217,913
KVH Industries Inc *	5,500	72,545
L-1 Identity Solutions Inc *	36,961	330,062
Lattice Semiconductor Corp *	48,575	178,270
Lawson Software Inc *	67,801	448,165
Limelight Networks Inc *	14,470	52,960
Lionbridge Technologies Inc *	31,100	112,893
Liquidity Services Inc *	7,844	90,520
Littelfuse Inc *	10,703	406,821
LivePerson Inc *	20,400	156,468
LogMeIn Inc *	3,500	72,415
LoopNet Inc *	9,731	109,376
Loral Space & Communications Inc *	5,477	192,352
Manhattan Associates Inc *	11,309	288,153
ManTech International Corp ‘A’ *	10,617	518,428
Marchex Inc ‘B’	10,352	52,899
MAXIMUS Inc	7,878	480,007
Maxwell Technologies Inc *	10,100	125,139
Measurement Specialties Inc *	7,218	106,177
MEMSIC Inc *	7,000	22,330
Mentor Graphics Corp *	47,248	378,929
MercadoLibre Inc *	12,452	600,311
Mercury Computer Systems Inc *	11,598	159,125
Methode Electronics Inc	19,054	188,635
Micrel Inc	19,954	212,710
Microsemi Corp *	36,923	640,245
MicroStrategy Inc ‘A’ *	4,105	349,212
Microtune Inc *	27,292	74,507
MIPS Technologies Inc *	17,253	76,948
MKS Instruments Inc *	22,072	432,390
ModusLink Global Solutions Inc *	22,991	193,814
MoneyGram International Inc *	43,000	163,830
Monolithic Power Systems Inc *	16,874	376,290
Monotype Imaging Holdings Inc *	11,843	115,232
Move Inc *	79,704	166,581
MTS Systems Corp	8,598	249,600
Multi-Fineline Electronix Inc *	4,906	126,379
NCI Inc ‘A’ *	2,300	69,529
Ness Technologies Inc *	20,217	127,569
Net 1 U.E.P.S. Technologies Inc *	14,253	262,113
Netezza Corp *	22,293	285,127
NETGEAR Inc *	15,355	400,765
Netlogic Microsystems Inc *	21,290	626,565
NetScout Systems Inc *	12,200	180,438
NetSuite Inc *	8,359	121,540
Network Equipment Technologies Inc *	14,300	78,793
Newport Corp *	18,373	229,663
NIC Inc	24,618	193,744
Novatel Wireless Inc *	11,851	79,757
NVE Corp *	1,800	81,540
OmniVision Technologies Inc *	22,375	384,402
Online Resources Corp *	13,285	53,539
OpenTable Inc *	1,500	57,195
Openwave Systems Inc *	42,600	97,980
Oplink Communications Inc *	8,483	157,275
Opnet Technologies Inc	6,000	96,720
Opnext Inc *	9,976	23,543
OSI Systems Inc *	6,569	184,260
Palm Inc *	75,766	284,880
PAR Technology Corp *	3,700	22,385
Parametric Technology Corp *	53,320	962,426
Park Electrochemical Corp	10,461	300,649
ParkerVision Inc *	15,200	25,840
PC Connection Inc *	4,870	30,194
PC Mall Inc *	5,900	29,854
PCTEL Inc *	10,100	62,418
Pegasystems Inc	7,179	265,623
Perficient Inc *	14,068	158,546
Pericom Semiconductor Corp *	12,846	137,581
Pervasive Software Inc *	7,400	37,444
Phoenix Technologies Ltd *	14,600	47,012
Photronics Inc *	23,639	120,323
Plantronics Inc	23,658	740,022
Plexus Corp *	18,081	651,458
PLX Technology Inc *	15,307	80,668
Polycom Inc *	38,434	1,175,312
Power Integrations Inc	10,500	432,600
Power-One Inc *	32,515	137,213
Powerwave Technologies Inc *	64,834	81,043
Progress Software Corp *	17,843	560,805
PROS Holdings Inc *	10,621	104,935
QAD Inc *	6,594	34,619
Quantum Corp *	95,244	250,492
Quest Software Inc *	27,400	487,446
QuinStreet Inc *	4,400	74,844
Rackspace Hosting Inc *	30,076	563,323
Radiant Systems Inc *	14,166	202,149
RadiSys Corp *	12,162	108,972
RAE Systems Inc *	26,000	21,190
RealNetworks Inc *	42,139	203,531
Renaissance Learning Inc	2,566	41,646
RF Micro Devices Inc *	120,634	600,757
RightNow Technologies Inc *	10,866	194,067
Rimage Corp *	4,781	69,133
Riverbed Technology Inc *	25,100	712,840
Rofin-Sinar Technologies Inc *	12,648	286,098
Rogers Corp *	8,009	232,341

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
Rosetta Stone Inc *	3,100	$73,718
Rubicon Technology Inc *	6,238	126,008
Rudolph Technologies Inc *	15,678	134,360
S1 Corp *	26,281	155,058
Saba Software Inc *	11,800	58,410
Sapient Corp	42,117	384,949
SAVVIS Inc *	17,791	293,552
ScanSource Inc *	13,005	374,284
SeaChange International Inc *	12,641	90,762
Semtech Corp *	27,056	471,586
ShoreTel Inc *	22,660	149,783
Sigma Designs Inc *	13,113	153,815
Silicon Graphics International Corp *	12,682	135,571
Silicon Image Inc *	38,176	115,292
Silicon Storage Technology Inc *	42,591	129,477
Skyworks Solutions Inc *	76,820	1,198,392
SMART Modular Technologies Inc * (Cayman)	19,118	147,400
Smith Micro Software Inc *	14,201	125,537
SolarWinds Inc *	5,900	127,794
Solera Holdings Inc	33,167	1,281,905
SonicWALL Inc *	23,123	200,939
Sonus Networks Inc *	103,319	269,663
Sourcefire Inc *	9,800	224,910
Spectrum Control Inc *	6,100	71,309
SRA International Inc ‘A’ *	20,685	430,041
SRS Labs Inc *	5,400	53,676
Stamps.com Inc *	6,554	66,195
Standard Microsystems Corp *	11,231	261,458
StarTek Inc *	3,800	26,410
STEC Inc *	10,300	123,394
Stratasys Inc *	9,881	240,899
SuccessFactors Inc *	22,029	419,432
Super Micro Computer Inc *	11,735	202,781
Supertex Inc *	4,361	111,598
support.com Inc *	25,800	84,366
Switch & Data Facilities Co Inc *	10,343	183,692
Sycamore Networks Inc	10,054	202,186
Symmetricom Inc *	22,311	130,073
Symyx Technologies Inc *	17,447	78,337
Synaptics Inc *	15,349	423,786
Synchronoss Technologies Inc *	9,749	188,838
SYNNEX Corp *	8,156	241,091
Syntel Inc	6,558	252,286
Take-Two Interactive Software Inc *	37,630	370,656
Taleo Corp ‘A’ *	18,476	478,713
Technitrol Inc	16,325	86,196
TechTarget Inc *	6,063	31,709
Techwell Inc *	7,573	141,615
Tekelec *	29,789	540,968
TeleCommunication Systems Inc ‘A’ *	18,000	131,940
TeleTech Holdings Inc *	16,440	280,795
Terremark Worldwide Inc *	27,581	193,343
Tessera Technologies Inc *	22,083	447,843
The Hackett Group Inc *	21,500	59,770
The Knot Inc *	15,468	120,960
The Ultimate Software Group Inc *	12,158	400,606
THQ Inc *	29,525	206,970
TIBCO Software Inc *	75,554	815,228
Tier Technologies Inc ‘B’ *	8,600	68,456
TiVo Inc *	50,203	859,475
TNS Inc *	11,272	251,366
Travelzoo Inc *	3,500	52,535
Trident Microsystems Inc *	22,028	38,329
TriQuint Semiconductor Inc *	66,768	467,376
TTM Technologies Inc *	22,041	195,724
Tyler Technologies Inc *	13,577	254,433
Ultratech Inc *	10,417	141,671
Unica Corp *	5,932	52,735
Unisys Corp *	20,240	706,174
United Online Inc	41,500	310,420
Universal Display Corp *	14,761	173,737
UTStarcom Inc *	58,988	164,577
ValueClick Inc *	39,608	401,625
VASCO Data Security International Inc *	13,621	112,373
Veeco Instruments Inc *	17,583	764,860
VeriFone Holdings Inc *	32,896	664,828
ViaSat Inc *	13,529	468,239
Virage Logic Corp *	9,800	77,028
Virtusa Corp *	6,400	65,984
Vocus Inc *	8,455	144,158
Volterra Semiconductor Corp *	10,316	258,932
Web.com Group Inc *	13,500	73,575
Websense Inc *	21,770	495,703
White Electronic Designs Corp *	7,300	51,100
Wright Express Corp *	18,687	562,852
X-Rite Inc *	16,900	51,207
Zix Corp *	36,800	85,008
Zoran Corp *	22,742	244,704
Zygo Corp *	7,757	71,597

		86,163,408

Materials - 4.6%

A. Schulman Inc	10,633	260,190
A.M. Castle & Co *	8,524	111,494
AEP Industries Inc *	2,078	54,070
Allied Nevada Gold Corp *	26,100	432,477
AMCOL International Corp	11,861	322,619
American Vanguard Corp	9,533	77,694
Ampal American Israel Corp ‘A’ *	10,079	28,020
Arch Chemicals Inc	12,469	428,809
Balchem Corp	13,776	339,578
Boise Inc *	11,138	68,276
Brush Engineered Materials Inc *	10,213	230,507
Buckeye Technologies Inc *	19,092	249,723
Bway Holding Co *	3,900	78,390
Calgon Carbon Corp *	24,617	421,443
Century Aluminum Co *	25,800	355,008
China Green Agriculture Inc *	4,200	58,800
China Precision Steel Inc *	15,800	33,180
Clearwater Paper Corp *	5,290	260,533
Coeur d’Alene Mines Corp *	36,826	551,654
Deltic Timber Corp	5,383	237,121
Domtar Corp *	19,600	1,262,436
Ferro Corp *	40,359	354,756
General Moly Inc *	32,578	108,159
General Steel Holdings Inc *	7,000	28,770
Glatfelter	22,797	330,329
Graham Packaging Co Inc *	7,400	92,870
Graphic Packaging Holding Co *	55,121	198,987
H.B. Fuller Co	23,517	545,830
Hawkins Inc	3,100	75,020
Haynes International Inc	6,176	219,433
Headwaters Inc *	26,917	123,549
Hecla Mining Co *	108,792	595,092
Horsehead Holding Corp *	20,472	242,388
ICO Inc	11,600	93,728
Innophos Holdings Inc	7,462	208,190
Innospec Inc *	12,319	139,944
Kaiser Aluminum Corp	7,647	294,945
KapStone Paper & Packaging Corp *	14,600	173,302
Koppers Holdings Inc	8,996	254,767
Kraton Performance Polymers Inc *	5,000	89,300
Landec Corp *	13,144	87,145
Louisiana-Pacific Corp *	57,500	520,375
LSB Industries Inc *	7,268	110,764
Minerals Technologies Inc	8,391	434,989
Myers Industries Inc	16,668	174,681
Neenah Paper Inc	7,498	118,768
NewMarket Corp	4,538	467,369
NL Industries Inc	3,664	31,437

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
Olin Corp	35,449	$695,509
Olympic Steel Inc	3,705	120,968
OM Group Inc *	13,892	470,661
OMNOVA Solutions Inc *	18,600	146,010
Paramount Gold and Silver Corp *	30,800	42,812
PolyOne Corp *	44,902	459,796
Quaker Chemical Corp	4,400	119,284
Rock-Tenn Co ‘A’	17,581	801,166
Rockwood Holdings Inc *	23,881	635,712
RTI International Metals Inc *	13,631	413,428
Schweitzer-Mauduit International Inc	7,957	378,435
Sensient Technologies Corp	23,714	689,129
ShengdaTech Inc *	13,980	104,710
Silgan Holdings Inc	12,221	736,071
Solutia Inc *	56,600	911,826
Spartech Corp *	15,627	182,836
Stepan Co	3,814	213,164
Stillwater Mining Co *	18,146	235,535
STR Holdings Inc *	5,000	117,500
Sutor Technology Group Ltd *	4,900	14,210
Texas Industries Inc	10,408	355,641
U.S. Concrete Inc *	17,340	6,589
United States Lime & Minerals Inc *	900	34,803
Universal Stainless & Alloy *	3,405	81,686
US Gold Corp *	35,900	96,930
W.R. Grace & Co *	34,450	956,332
Wausau Paper Corp *	22,305	190,485
Westlake Chemical Corp	10,000	257,900
Worthington Industries Inc	27,277	471,619
Zep Inc	10,842	237,223
Zoltek Cos Inc *	12,400	119,536

		22,274,415

Telecommunication Services - 0.9%

AboveNet Inc *	5,600	284,088
Alaska Communications Systems Group Inc	18,012	146,257
Atlantic Tele-Network Inc	4,531	203,578
Cbeyond Inc *	9,787	133,886
Cincinnati Bell Inc *	101,247	345,252
Cogent Communications Group Inc *	19,670	204,765
Consolidated Communications Holdings Inc	9,523	180,556
General Communication Inc ‘A’ *	23,510	135,653
Global Crossing Ltd * (Bermuda)	14,787	224,023
Hickory Tech Corp	5,100	45,033
inContact Inc *	16,200	46,170
Iowa Telecommunications Services Inc	14,667	244,939
Neutral Tandem Inc *	14,458	231,039
NTELOS Holdings Corp	15,535	276,368
PAETEC Holding Corp *	60,594	283,580
Premiere Global Services Inc *	30,880	255,069
Shenandoah Telecommunications Co	12,071	226,935
SureWest Communications *	6,700	57,553
Syniverse Holdings Inc *	33,304	648,429
USA Mobility Inc *	8,541	108,214

		4,281,387

Utilities - 2.9%

ALLETE Inc	14,054	470,528
American States Water Co	7,952	275,934
Artesian Resources Corp ‘A’	3,000	52,980
Avista Corp	26,761	554,220
Black Hills Corp	18,123	550,033
Cadiz Inc *	5,897	75,305
California Water Service Group	8,639	324,913
Central Vermont Public Service Corp	4,324	87,215
CH Energy Group Inc	7,985	326,107
Chesapeake Utilities Corp	4,858	144,768
Cleco Corp	27,717	735,886
Connecticut Water Service Inc	4,500	104,715
Consolidated Water Co Ltd (Cayman)	6,567	89,180
El Paso Electric Co *	22,285	459,071
IDACORP Inc	21,564	746,546
MGE Energy Inc	11,525	407,524
Middlesex Water Co	6,900	117,645
New Jersey Resources Corp	19,340	726,410
Nicor Inc	20,597	863,426
Northwest Natural Gas Co	12,944	603,190
NorthWestern Corp	15,892	426,065
Pennichuck Corp	2,700	63,477
Piedmont Natural Gas Co Inc	33,868	934,080
PNM Resources Inc	38,938	487,893
Portland General Electric Co	33,847	653,586
SJW Corp	6,678	169,755
South Jersey Industries Inc	13,515	567,495
Southwest Gas Corp	21,805	652,406
Southwest Water Co	12,615	131,701
The Empire District Electric Co	16,512	297,546
The Laclede Group Inc	10,181	343,303
UIL Holdings Corp	13,704	376,860
UniSource Energy Corp	16,694	524,859
Unitil Corp	4,900	113,925
US Geothermal Inc *	31,700	28,847
WGL Holdings Inc	22,950	795,218
York Water Co	5,700	78,375

		14,360,987

Total Common Stocks
(Cost $540,520,159)		479,121,451

CLOSED-END MUTUAL FUND - 0.0%

Kayne Anderson Energy Development Co	3,630	58,661

Total Closed-End Mutual Fund
(Cost $86,196)		58,661

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.7%

Repurchase Agreement - 1.7%

Fixed Income Clearing Corp 0.000% due 04/01/10 (Dated 03/31/10, repurchase price of $8,103,000; collateralized by Federal Home Loan Bank: 0.700% due 04/18/11 and value $8,266,344)	$8,103,000	8,103,000

Total Short-Term Investment
(Cost $8,103,000)		8,103,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.8%
(Cost $548,709,355)		487,283,112

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.0%

State Street Navigator Securities Lending Trust-PSF Portfolio	92,550	$92,550

Total Securities Lending Collateral
(Cost $92,550)		92,550

TOTAL INVESTMENTS - 99.8%
(Cost $548,801,905)		487,375,662

OTHER ASSETS & LIABILITIES, NET - 0.2%		777,701

NET ASSETS - 100.0%		$488,153,363

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Less than 0.1% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

(c)	Open futures contracts outstanding as of March 31, 2010 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
Russell 2000 E-Mini (06/10)	134	$9,007,194	$65,946

(d) As of March 31, 2010, $669,000 in cash was segregated with the brokers(s)/ custodian as collateral for open futures contracts.

(e)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of March 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$479,121,451	$479,121,451	$-	$-
	Closed-End Mutual Fund	58,661	58,661	-	-
	Short-Term Investment	8,103,000	-	8,103,000	-
	Securities Lending Collateral	92,550	-	92,550	-
	Investments in Other Financial Instruments (2)	65,946	65,946	-	-

	Total	$487,441,608	$479,246,058	$8,195,550	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.
(2)	Investments in other financial instruments may include open futures contracts, swap contracts, purchased options, written options, and forward foreign currency contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.9%

Consumer Discretionary - 7.4%

Aaron’s Inc	256,500	$8,551,710
Dover Downs Gaming & Entertainment Inc	83,600	331,056
Hillenbrand Inc	135,000	2,968,650
International Speedway Corp ‘A’	181,100	4,666,947
PetMed Express Inc †	113,300	2,511,861
Phillips-Van Heusen Corp	182,300	10,456,728
RadioShack Corp	226,100	5,116,643
Sturm Ruger & Co Inc	126,700	1,519,133
The Buckle Inc	241,500	8,877,540
UniFirst Corp	32,900	1,694,350
Wolverine World Wide Inc	259,700	7,572,852

		54,267,470

Consumer Staples - 8.7%

Cal-Maine Foods Inc	128,300	4,348,087
Casey’s General Stores Inc	228,900	7,187,460
Corn Products International Inc	257,200	8,914,552
Del Monte Foods Co	718,600	10,491,560
Embotelladora Andina SA ADR ‘B’ (Chile)	203,200	4,149,344
Ruddick Corp	235,400	7,448,056
The J.M. Smucker Co	101,000	6,086,260
Universal Corp	145,200	7,650,588
Vector Group Ltd	153,614	2,370,264
WD-40 Co	90,100	2,957,983
Weis Markets Inc	63,500	2,308,860

		63,913,014

Energy - 12.8%

Alliance Resource Partners LP	32,800	1,374,648
Berry Petroleum Co ‘A’	219,100	6,169,856
Buckeye Partners LP	84,200	5,057,894
Cimarex Energy Co	173,900	10,326,182
El Paso Pipeline Partners LP	113,000	3,151,570
Frontier Oil Corp	362,300	4,891,050
Frontline Ltd (Bermuda)	202,200	6,193,386
Holly Corp	270,400	7,546,864
Linn Energy LLC	257,700	6,628,044
Magellan Midstream Partners LP	127,600	6,064,828
NuStar Energy LP	88,800	5,367,960
Southern Union Co	316,000	8,016,920
Sunoco Logistics Partners LP	36,300	2,486,550
TC Pipelines LP	40,300	1,532,206
Tidewater Inc	149,100	7,047,957
TransMontaigne Partners LP	1,000	27,240
Tsakos Energy Navigation Ltd (Bermuda)	137,700	2,029,698
Williams Partners LP	50,500	2,031,615
World Fuel Services Corp	289,600	7,714,944

		93,659,412

Financials - 15.2%

Advance America Cash Advance Centers Inc	439,300	2,556,726
American Equity Investment Life Holding Co	196,900	2,096,985
American Financial Group Inc	308,100	8,765,445
American Physicians Capital Inc	56,000	1,789,200
Bank of Hawaii Corp	169,400	7,614,530
Cash America International Inc	157,700	6,225,996
Chimera Investment Corp REIT	1,848,900	7,192,221
CreXus Investment Corp REIT	93,400	1,248,758
Cullen/Frost Bankers Inc	140,700	7,851,060
Delphi Financial Group Inc ‘A’	248,648	6,255,984
Equity One Inc REIT	277,100	5,234,419
Federated Investors Inc ‘B’	281,900	7,436,522
Franklin Street Properties Corp REIT	343,400	4,955,262
Healthcare Realty Trust Inc REIT	267,400	6,227,746
HRPT Properties Trust REIT	761,700	5,926,026
Infinity Property & Casualty Corp	90,800	4,125,952
Nationwide Health Properties Inc REIT	215,200	7,564,280
PS Business Parks Inc REIT	82,100	4,384,140
Raymond James Financial Inc	193,000	5,160,820
RLI Corp	90,200	5,143,204
Sovran Self Storage Inc REIT	110,300	3,845,058

		111,600,334

Health Care - 7.9%

Hill-Rom Holdings Inc	139,400	3,793,074
Invacare Corp	155,200	4,119,008
Owens & Minor Inc	176,300	8,178,557
PerkinElmer Inc	376,303	8,993,642
STERIS Corp	242,100	8,149,086
Teleflex Inc	139,800	8,956,986
The Cooper Cos Inc	236,400	9,191,232
West Pharmaceutical Services Inc	154,700	6,489,665

		57,871,250

Industrials - 13.3%

Acuity Brands Inc	195,100	8,235,171
Applied Industrial Technologies Inc	191,500	4,758,775
Barnes Group Inc	245,700	4,778,865
Belden Inc	205,200	5,634,792
Bucyrus International Inc	157,600	10,400,024
Crane Co	257,200	9,130,600
Cubic Corp	46,135	1,660,860
Curtiss-Wright Corp	190,900	6,643,320
Elbit Systems Ltd (Israel)	19,100	1,222,591
Ennis Inc	264,400	4,301,788
Harsco Corp	229,300	7,323,842
KBR Inc	372,500	8,254,600
SkyWest Inc	236,100	3,371,508
The Brink’s Co	219,900	6,207,777
Tomkins PLC ADR (United Kingdom)	61,500	875,760
Triumph Group Inc	86,000	6,027,740
US Ecology Inc	61,200	985,320
Valmont Industries Inc	97,100	8,042,793

		97,856,126

Information Technology - 2.4%

Diebold Inc	229,400	7,285,744
Himax Technologies Inc ADR (Cayman)	235,200	736,176
Jabil Circuit Inc	511,300	8,277,947
MTS Systems Corp	31,500	914,445

		17,214,312

Materials - 13.8%

AMCOL International Corp	98,200	2,671,040
Bemis Co Inc	280,400	8,053,088
Commercial Metals Co	102,950	1,550,427
Compass Minerals International Inc	131,800	10,574,314
IAMGOLD Corp (NYSE) (Canada)	519,800	6,871,756
Innophos Holdings Inc	142,800	3,984,120
International Flavors & Fragrances Inc	178,600	8,513,862
Methanex Corp (NASDAQ) (Canada)	260,000	6,320,600
Royal Gold Inc	190,245	8,791,221
RPM International Inc	412,900	8,811,286
Sensient Technologies Corp	242,500	7,047,050
Sonoco Products Co	259,500	7,990,005
Terra Industries Inc	214,800	9,829,248
The Lubrizol Corp	114,600	10,511,112

		101,519,129

Telecommunication Services - 0.2%

Partner Communications Co Ltd ADR (Israel)	56,800	1,283,112

Utilities - 13.2%

AGL Resources Inc	198,600	7,675,890
American Water Works Co Inc	345,800	7,524,608

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
AmeriGas Partners LP	40,600	$1,630,090
Atmos Energy Corp	243,100	6,945,367
Avista Corp	181,600	3,760,936
Cleco Corp	262,900	6,979,995
Energen Corp	183,400	8,533,602
National Fuel Gas Co	168,200	8,502,510
OGE Energy Corp	217,400	8,465,556
Southwest Gas Corp	183,300	5,484,336
Suburban Propane Partners LP	77,700	3,689,973
UGI Corp	271,900	7,216,226
Vectren Corp	253,000	6,254,160
Westar Energy Inc	343,900	7,668,970
WGL Holdings Inc	193,000	6,687,449

		97,019,668

Total Common Stocks
(Cost $559,558,023)		696,203,827

CLOSED-END MUTUAL FUND - 1.0%

Central Fund of Canada Ltd ‘A’ (Canada)	502,200	7,030,800

Total Closed-End Mutual Fund
(Cost $6,041,359)		7,030,800

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.5%

Repurchase Agreement - 3.5%

Fixed Income Clearing Corp 0.000% due 04/01/10 (Dated 03/31/10, repurchase price of $25,432,000; collateralized by Federal Home Loan Bank: 0.000% due 04/23/10 and value $10,340,000; and Freddie Mac: 0.000% due 04/26/10 and value $15,605,000)	$25,432,000	25,432,000

Total Short-Term Investment
(Cost $25,432,000)		25,432,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.4%
(Cost $591,031,382)		728,666,627

	Shares
SECURITIES LENDING COLLATERAL - 0.1%

State Street Navigator Securities Lending Trust-PSF Portfolio	865,638	865,638

Total Securities Lending Collateral
(Cost $865,638)		865,638

TOTAL INVESTMENTS - 99.5%
(Cost $591,897,020)		729,532,265

OTHER ASSETS & LIABILITIES, NET - 0.5%		3,642,694

NET ASSETS - 100.0%		$733,174,959

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of March 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$696,203,827	$696,203,827	$-	$-
	Closed-End Mutual Fund	7,030,800	7,030,800	-	-
	Short-Term Investment	25,432,000	-	25,432,000	-
	Securities Lending Collateral	865,638	-	865,638	-

	Total	$729,532,265	$703,234,627	$26,297,638	$-

(1) For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 7.6%

Brazil - 7.6%

Cia de Bebidas das Americas ADR	134,630	$12,340,186
Lojas Americanas SA	3,096,028	23,067,659
Net Servicos de Comunicacao SA *	645,951	8,463,271
Petroleo Brasileiro SA ADR	1,379,200	54,602,528
Vale SA ADR	1,209,980	33,589,045

		132,062,689

Total Preferred Stocks
(Cost $100,629,810)		132,062,689

COMMON STOCKS - 89.2%

Bermuda - 0.8%

Credicorp Ltd	102,583	9,045,769
Dairy Farm International Holdings Ltd	829,200	5,472,720

		14,518,489

Brazil - 5.9%

B2W Cia Global do Varejo	420,000	9,069,081
BM&F BOVESPA SA	2,114,443	14,315,457
Cielo SA	102,000	960,722
Cyrela Brazil Realty SA Empreendimentos e Paricipacoes	903,000	10,693,722
Diagnosticos da America SA	712,240	6,247,895
Embraer-Empresa Brasileira de Aeronautica SA ADR	644,813	15,449,720
Gafisa SA	474,000	3,275,767
MRV Engenharia e Participacoes SA	348,000	2,428,476
Multiplan Empreendimentos Imobiliarios SA	278,000	4,605,325
Natura Cosmeticos SA	1,752,450	35,574,237

		102,620,402

Canada - 1.0%

Niko Resources Ltd	85,700	9,140,827
Pacific Rubiales Energy Corp *	374,200	7,269,203

		16,410,030

Cayman - 1.8%

Baidu Inc ADR *	16,500	9,850,500
Ctrip.com International Ltd ADR *	224,800	8,812,160
Tencent Holdings Ltd +	462,600	9,263,210
Tingyi Holding Corp +	1,620,000	3,820,751

		31,746,621

Chile - 1.5%

Banco Santander Chile SA	79,272,610	5,204,271
Cencosud SA	4,341,838	17,044,662
Parque Arauco SA	980,036	1,307,337
Sociedad Quimica y Minera de Chile SA ADR	58,500	2,187,315

		25,743,585

China - 1.9%

China Shenhua Energy Co Ltd ‘H’ +	2,317,000	9,955,464
PetroChina Co Ltd ‘H’ +	11,458,000	13,432,477
Shanghai Zhenhua Heavy Industry Co Ltd ‘B’ +	6,137,059	4,662,490
Travelsky Technology Ltd ‘H’ +	4,948,000	4,131,872
Wumart Stores Inc ‘H’ +	757,000	1,519,175

		33,701,478

Colombia - 0.9%

Almacenes Exito SA GDR ~	608,900	5,456,353
BanColombia SA ADR	233,100	10,643,346

		16,099,699

Denmark - 1.5%

Carlsberg AS ‘B’ +	312,800	26,223,674

Egypt - 3.3%

Commercial International Bank SAE +	1,845,156	21,800,117
Eastern Tobacco Co SAE +	160,598	3,639,155
Egyptian Financial Group-Hermes Holding +	1,419,981	8,198,304
Orascom Telecom Holding SAE +	23,120,853	23,690,232

		57,327,808

France - 0.4%

CFAO SA *	179,406	6,685,465

Hong Kong - 8.5%

China Mobile Ltd +	2,644,000	25,425,841
China Resources Enterprise Ltd +	4,532,000	16,721,728
CNOOC Ltd +	20,298,000	33,407,134
Hang Lung Group Ltd +	913,000	4,824,085
Hang Lung Properties Ltd +	6,497,000	26,100,051
Hong Kong Exchanges & Clearing Ltd +	1,936,000	32,238,005
Television Broadcasts Ltd +	1,667,920	8,031,410

		146,748,254

India - 12.6%

ABB Ltd India +	94,821	1,752,585
Asian Paints Ltd +	43,265	1,970,009
Colgate-Palmolive India Ltd	94,300	1,428,311
Divi’s Laboratories Ltd +	548,442	8,294,179
HDFC Bank Ltd ADR	329,542	45,934,859
Hindustan Unilever Ltd +	2,282,653	12,103,585
Housing Development Finance Corp +	403,060	24,360,545
ICICI Bank Ltd ADR	369,600	15,781,920
Infosys Technologies Ltd +	1,139,020	66,301,530
Sun Pharmaceutical Industries Ltd	167,900	6,713,008
Tata Consultancy Services Ltd +	936,626	16,260,909
United Spirits Ltd +	5,700	167,350
Zee Entertainment Enterprises Ltd +	2,981,112	17,817,082

		218,885,872

Indonesia - 2.7%

P.T. Astra International Tbk +	2,808,270	12,902,545
P.T. Bank Central Asia Tbk +	17,359,900	10,473,507
P.T. Telekomunikasi Indonesia Tbk +	18,350,353	16,354,368
P.T. Unilever Indonesia Tbk +	4,928,500	6,578,484

		46,308,904

Kenya - 0.1%

East African Breweries Ltd	608,663	1,275,264

Luxembourg - 1.7%

Oriflame Cosmetics SA SDR +	132,400	8,241,663
Tenaris SA ADR	475,100	20,400,794

		28,642,457

Mexico - 9.9%

America Movil SAB de CV ‘L’ ADR	1,135,630	57,167,614
Bolsa Mexicana de Valores SA de CV *	300,933	477,063
Corporacion GEO SAB de CV ‘B’ *	2,052,860	6,226,448
Fomento Economico Mexicano SAB de CV	4,112,700	19,562,664
Fomento Economico Mexicano SAB de CV ADR	296,530	14,094,071
Grupo Modelo SAB de CV ‘C’ *	3,211,900	18,964,206
Grupo Televisa SA ADR	1,116,300	23,464,626
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV *	3,450,300	4,799,932

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
SARE Holding SAB de CV ‘B’ *	6,440,139	$2,380,462
Wal-Mart de Mexico SAB de CV ‘V’	4,755,383	24,365,869

		171,502,955

Nigeria - 0.0%

Nigerian Breweries PLC	1,837,028	759,313

Norway - 0.3%

DNO International ASA * +	4,516,720	5,646,807

Philippines - 2.7%

Jollibee Foods Corp +	4,659,788	6,081,841
Philippine Long Distance Telephone Co +	151,430	8,104,837
SM Investments Corp +	916,450	7,496,085
SM Prime Holdings Inc +	113,831,520	24,650,741

		46,333,504

Russia - 4.2%

Magnit OAO +	530,176	46,274,159
NovaTek OAO GDR (LI) +	172,600	12,535,789
NovaTek OAO GDR (OTC) ~ + Δ	187,366	13,608,231

		72,418,179

South Africa - 5.7%

Anglo Platinum Ltd * +	164,704	16,709,894
Impala Platinum Holdings Ltd +	1,239,025	36,374,088
JSE Ltd +	130,398	1,157,544
MTN Group Ltd * +	1,392,700	21,378,974
Standard Bank Group Ltd +	1,459,063	22,851,940

		98,472,440

South Korea - 4.4%

GS Engineering & Construction Corp +	50,535	4,353,413
Hyundai Engineering & Construction Co Ltd +	81,002	4,443,314
MegaStudy Co Ltd +	57,131	9,418,481
Mirae Asset Securities Co Ltd * +	60,169	3,031,581
NHN Corp * +	216,676	34,501,966
Shinsegae Co Ltd +	42,970	20,325,792

		76,074,547

Taiwan - 7.5%

Epistar Corp +	5,371,500	17,840,184
HTC Corp +	1,215,750	14,203,460
MediaTek Inc +	2,324,864	40,351,542
Synnex Technology International Corp +	2,364,502	5,210,595
Taiwan Semiconductor Manufacturing Co Ltd +	27,166,376	52,641,372

		130,247,153

Thailand - 0.2%

Siam Commercial Bank PCL +	1,180,300	3,353,983

Turkey - 3.1%

Anadolu Efes Biracilik Ve Malt Sanayii AS +	436,988	4,586,198
BIM Birlesik Magazalar AS +	178,033	9,254,368
Enka Insaat ve Sanayi AS +	3,707,358	17,296,125
Haci Omer Sabanci Holding AS +	1,363,358	5,883,412
Haci Omer Sabanci Holding AS (New) *	769,616	3,296,000
Turkcell Iletisim Hizmetleri AS +	1,350,900	8,176,991
Yapi ve Kredi Bankasi AS * +	2,081,858	5,320,079

		53,813,173

United Arab Emirates - 0.5%

DP World Ltd +	15,368,100	7,925,145

United Kingdom - 5.4%

Anglo American PLC * +	797,830	34,728,820
Cairn Energy PLC * +	693,140	4,389,012
SABMiller PLC +	1,308,180	38,370,472
Tullow Oil PLC +	878,580	16,672,269

		94,160,573

United States - 0.7%

Sohu.com Inc *	226,900	12,388,740

Total Common Stocks
(Cost $1,083,112,002)		1,546,034,514

EQUITY-LINKED STRUCTURED SECURITIES - 0.1%

Vietnam - 0.1%

UBS AG (for Vietnam Dairy Products) Exp. 02/10/12 * + Δ	330,370	1,467,825

Total Equity-Linked Structured Securities
(Cost $1,535,111)		1,467,825

	Principal
	Amount

SHORT-TERM INVESTMENT - 2.2%

Repurchase Agreement - 2.2%

Fixed Income Clearing Corp
0.000% due 04/01/10 (Dated 03/31/10, repurchase price of $37,430,000; collateralized by Fannie Mae: 5.125% due 04/15/11 and value $38,179,383)	$37,430,000	37,430,000

Total Short-Term Investment
(Cost $37,430,000)		37,430,000

TOTAL INVESTMENTS - 99.1%
(Cost $1,222,706,923)		1,716,995,028

OTHER ASSETS & LIABILITIES, NET - 0.9%		15,657,211

NET ASSETS - 100.0%		$1,732,652,239

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

Notes to Schedule of Investments

(a)	As of March 31, 2010, the portfolio was diversified as a percentage of net assets as follows:

Consumer Staples	19.5%
Financials	18.6%
Information Technology	16.4%
Energy	11.6%
Telecommunication Services	9.3%
Consumer Discretionary	9.2%
Materials	7.2%
Industrials	3.9%
Short-Term Investment	2.2%
Health Care	1.2%

99.1%
Other Assets & Liabilities, Net	0.9%

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Securities with a total aggregate value of $1,067,280,845 or 61.6% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(d)	0.9% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

(e)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of March 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Preferred Stocks (1)	$132,062,689	$132,062,689	$-	$-
	Common Stocks
	Bermuda	14,518,489	14,518,489	-	-
	Brazil	102,620,402	102,620,402	-	-
	Canada	16,410,030	16,410,030	-	-
	Cayman	31,746,621	18,662,660	13,083,961	-
	Chile	25,743,585	25,743,585	-	-
	China	33,701,478	-	33,701,478	-
	Colombia	16,099,699	10,643,346	5,456,353	-
	Denmark	26,223,674	-	26,223,674	-
	Egypt	57,327,808	-	57,327,808	-
	France	6,685,465	6,685,465	-	-
	Hong Kong	146,748,254	-	146,748,254	-
	India	218,885,872	69,858,098	149,027,774	-
	Indonesia	46,308,904	-	46,308,904	-
	Kenya	1,275,264	1,275,264	-	-
	Luxembourg	28,642,457	20,400,794	8,241,663	-
	Mexico	171,502,955	171,502,955	-	-
	Nigeria	759,313	759,313	-	-
	Norway	5,646,807	-	5,646,807	-
	Philippines	46,333,504	-	46,333,504	-
	Russia	72,418,179	-	72,418,179	-
	South Africa	98,472,440	-	98,472,440	-
	South Korea	76,074,547	-	76,074,547	-
	Taiwan	130,247,153	-	130,247,153	-
	Thailand	3,353,983	-	3,353,983	-
	Turkey	53,813,173	3,296,000	50,517,173	-
	United Arab Emirates	7,925,145	-	7,925,145	-
	United Kingdom	94,160,573	-	94,160,573	-
	United States	12,388,740	12,388,740	-	-

		1,546,034,514	474,765,141	1,071,269,373	-
	Equity-Linked Structured Securities	1,467,825	-	1,467,825	-
	Short-Term Investment	37,430,000	-	37,430,000	-

	Total	$1,716,995,028	$606,827,830	$1,110,167,198	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Portfolio’s assets and liabilities for the period ended March 31, 2010:

Change in Net
Unrealized
				Total Change			Depreciation on
	Value,	Net	Total Net	in Net	Transfers		Level 3 Holdings
	Beginning of	Purchases	Realized	Unrealized	In and/or	Value,	Held at the End of
	Period	(Sales)	Gains (Losses)	Depreciation	Out of Level 3	End of Period	Period, if Applicable
Common Stocks
Russia	$15,772,846	($3,871,824)	$2,079,379	($372,170)	($13,608,231)	$-	$-

(1) For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.9%

Austria - 0.6%

Erste Group Bank AG +	355,473	$14,892,156

Bermuda - 1.4%

Esprit Holdings Ltd +	1,716,900	13,542,147
Li & Fung Ltd +	4,701,200	23,090,023

		36,632,170

Brazil - 0.4%

Banco Santander Brasil SA ADR	712,800	8,860,104

Canada - 2.7%

Canadian National Railway Co (NYSE)	1,146,110	69,442,805

Czech Republic - 0.6%

Komercni Banka AS +	76,805	15,624,649

France - 17.1%

Air Liquide SA +	394,830	47,428,402
AXA SA +	1,575,948	34,962,153
Danone SA +	605,032	36,439,021
GDF Suez +	1,200,926	46,423,959
Legrand SA +	828,419	26,160,394
LVMH Moet Hennessy Louis Vuitton SA +	751,137	87,748,491
Pernod-Ricard SA +	456,152	38,704,502
Schneider Electric SA +	622,298	72,702,786
Total SA +	644,110	37,382,789
Vivendi +	422,543	11,299,032

		439,251,529

Germany - 10.7%

Bayer AG +	814,221	55,016,714
Beiersdorf AG +	543,570	32,496,370
Deutsche Boerse AG +	499,150	36,931,024
E.ON AG +	451,549	16,694,042
Linde AG +	730,690	87,155,534
Merck KGaA +	336,165	27,254,472
SAP AG +	415,340	20,108,204

		275,656,360

Hong Kong - 0.7%

CNOOC Ltd +	10,397,000	17,111,734

India - 2.4%

ICICI Bank Ltd ADR	458,240	19,566,848
Infosys Technologies Ltd ADR	691,670	40,704,780

		60,271,628

Italy - 0.4%

Intesa Sanpaolo SPA * +	3,044,604	11,338,303

Japan - 12.6%

Aeon Credit Service Co Ltd +	1,035,600	12,310,088
Canon Inc +	1,047,100	48,433,850
FANUC Ltd +	300,200	31,906,858
Hirose Electric Co Ltd +	129,600	14,967,312
HOYA Corp +	1,909,100	52,565,154
INPEX Corp +	6,177	45,364,075
Kao Corp +	342,800	8,693,960
Konica Minolta Holdings Inc +	1,290,000	15,088,293
Lawson Inc +	667,400	28,501,739
Nomura Holdings Inc +	1,931,900	14,175,601
Shin-Etsu Chemical Co Ltd +	674,300	39,241,890
Tokyo Electron Ltd +	187,300	12,447,393

		323,696,213

Mexico - 0.3%

America Movil SAB de CV ‘L’ ADR	167,910	8,452,589

Netherlands - 8.3%

Akzo Nobel NV +	346,800	19,753,464
Heineken NV +	1,508,910	77,494,633
ING Groep NV CVA * +	3,501,926	34,695,471
TNT NV +	1,431,532	40,995,115
Wolters Kluwer NV +	1,835,740	39,771,790

		212,710,473

Singapore - 1.1%

Singapore Telecommunications Ltd +	12,087,680	27,342,895

South Africa - 0.7%

MTN Group Ltd * +	1,224,430	18,795,905

South Korea - 1.4%

Samsung Electronics Co Ltd +	51,313	37,099,007

Sweden - 0.7%

Svenska Cellulosa AB ‘B’ +	1,190,400	16,784,241

Switzerland - 15.5%

Actelion Ltd * +	265,637	12,076,690
Cie Financiere Richemont SA ‘A’ +	917,993	35,595,378
Givaudan SA +	52,792	46,295,379
Julius Baer Group Ltd +	1,191,880	43,140,016
Nestle SA +	2,283,863	117,029,650
Roche Holding AG +	641,736	104,224,619
Sonova Holding AG +	106,982	13,278,661
Swiss Reinsurance Co Ltd * +	236,571	11,607,459
UBS AG (XVTX) * +	841,105	13,683,010

		396,930,862

Taiwan - 1.1%

Taiwan Semiconductor Manufacturing Co Ltd ADR	2,787,052	29,236,175

United Kingdom - 17.1%

Burberry Group PLC +	2,209,120	23,942,559
Diageo PLC +	3,288,626	55,291,205
Hays PLC +	7,515,000	12,378,478
HSBC Holdings PLC (LI) +	4,881,485	49,468,494
Ladbrokes PLC +	3,733,548	9,010,919
Reckitt Benckiser Group PLC +	1,600,328	87,928,302
Royal Dutch Shell PLC ‘A’ (LI) +	1,441,043	41,779,928
Smiths Group PLC +	1,600,541	27,610,785
Standard Chartered PLC +	1,855,812	50,584,418
Tesco PLC +	2,758,699	18,239,311
William Hill PLC +	4,300,204	13,809,661
WPP PLC +	4,751,776	49,170,428

		439,214,488

United States - 2.1%

Synthes Inc +	431,754	53,941,080

Total Common Stocks
(Cost $2,435,114,005)		2,513,285,366

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 1.8%

Commercial Paper - 1.8%

General Electric Capital Corp
0.030% due 04/01/10	$45,965,000	$45,965,000

Repurchase Agreement - 0.0%

State Street Bank & Trust Co 0.000% due 04/01/10 (Dated 03/31/10, repurchase price of $258,000; collateralized by U.S. Treasury Bills: 0.000% due 04/08/10 and value $265,000)	258,000	258,000

Total Short-Term Investments
(Cost $46,223,000)		46,223,000

TOTAL INVESTMENTS - 99.7%
(Cost $2,481,337,005)		2,559,508,366

OTHER ASSETS & LIABILITIES, NET - 0.3%		8,984,895

NET ASSETS - 100.0%		$2,568,493,261

Notes to Schedule of Investments

(a)	As of March 31, 2010, the portfolio was diversified as a percentage of net assets as follows:

Consumer Staples	19.5%
Financials	14.5%
Consumer Discretionary	12.0%
Industrials	11.0%
Information Technology	10.5%
Health Care	10.3%
Materials	10.0%
Energy	5.5%
Utilities	2.5%
Telecommunication Services	2.1%
Short-Term Investments	1.8%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Securities with a total aggregate value of $2,337,022,065 or 91.0% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(d)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of March 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks
	Austria	$14,892,156	$-	$14,892,156	$-
	Bermuda	36,632,170	-	36,632,170	-
	Brazil	8,860,104	8,860,104	-	-
	Canada	69,442,805	69,442,805	-	-
	Czech Republic	15,624,649	-	15,624,649	-
	France	439,251,529	-	439,251,529	-
	Germany	275,656,360	-	275,656,360	-
	Hong Kong	17,111,734	-	17,111,734	-
	India	60,271,628	60,271,628	-	-
	Italy	11,338,303	-	11,338,303	-
	Japan	323,696,213	-	323,696,213	-
	Mexico	8,452,589	8,452,589	-	-
	Netherlands	212,710,473	-	212,710,473	-
	Singapore	27,342,895	-	27,342,895	-
	South Africa	18,795,905	-	18,795,905	-
	South Korea	37,099,007	-	37,099,007	-
	Sweden	16,784,241	-	16,784,241	-
	Switzerland	396,930,862	-	396,930,862	-
	Taiwan	29,236,175	29,236,175	-	-
	United Kingdom	439,214,488	-	439,214,488	-
	United States	53,941,080	-	53,941,080	-

		2,513,285,366	176,263,301	2,337,022,065	-
	Short-Term Investments	46,223,000	-	46,223,000	-

	Total	$2,559,508,366	$176,263,301	$2,383,245,065	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

South Korea - 0.0%

Huchems Fine Chemical Corp Exp. 05/07/10 * Δ	9,594	$49,604

Total Rights
(Cost $0)		49,604

PREFERRED STOCKS - 1.0%

Germany - 1.0%

Fuchs Petrolub AG +	26,169	2,522,903
ProSiebenSat.1 Media AG +	370,390	6,246,752

		8,769,655

Total Preferred Stocks
(Cost $6,497,474)		8,769,655

COMMON STOCKS - 98.1%

Australia - 4.9%

Australian Pharmaceutical Industries Ltd +	1,479,345	821,030
Biota Holdings Ltd * +	436,739	909,728
Bradken Ltd +	454,118	3,187,754
Challenger Financial Services Group Ltd +	1,210,935	4,658,397
Downer EDI Ltd +	401,184	2,777,582
Emeco Holdings Ltd +	4,389,774	2,456,068
GUD Holdings Ltd +	295,547	2,510,865
JB Hi-Fi Ltd +	102,907	1,915,307
Kingsgate Consolidated Ltd +	597,049	4,663,003
MacArthur Coal Ltd +	254,304	3,275,462
Macmahon Holdings Ltd +	4,248,737	2,840,986
Mincor Resources NL +	904,887	1,666,412
Mount Gibson Iron Ltd * +	1,748,829	2,996,451
NRW Holdings Ltd +	895,575	1,435,783
PanAust Ltd * +	4,178,440	1,993,473
Sigma Pharmaceuticals Ltd	3,565,780	1,521,544
SMS Management & Technology Ltd +	124,847	742,653
South Australia Coal Corp * + Δ	286,269	25,703
Spotless Group Ltd +	948,832	2,476,405
St. Barbara Ltd * +	6,691,644	1,566,937
Straits Resources Ltd * +	754,665	995,659

		45,437,202

Austria - 1.1%

Andritz AG +	101,655	6,001,392
Oesterreichische Post AG +	161,829	4,713,170

		10,714,562

Belgium - 0.8%

D’ieteren SA +	337	170,425
Nyrstar NV * +	203,016	3,005,162
Telenet Group Holding NV * +	137,001	4,136,132

		7,311,719

Bermuda - 2.1%

First Pacific Co Ltd +	2,959,200	1,910,546
Johnson Electric Holdings Ltd * +	3,768,000	2,491,487
Midland Holdings Ltd +	5,342,000	5,832,998
Noble Group Ltd +	1,367,000	2,984,659
Pacific Andes Resources Development Ltd +	8,284,000	2,073,152
Sinolink Worldwide Holdings Ltd +	8,472,000	1,437,652
Texwinca Holdings Ltd +	664,000	731,695
VTech Holdings Ltd +	138,000	1,497,135

		18,959,324

Canada - 10.4%

Aastra Technologies Ltd	69,900	2,219,539
AGF Management Ltd ‘B’	170,000	3,019,544
Alamos Gold Inc *	100,110	1,337,560
Alimentation Couche Tard Inc ‘B’	250,307	4,561,791
Alliance Grain Traders Inc	54,700	1,754,666
Calfrac Well Services Ltd	80,500	1,680,303
Capstone Mining Corp *	1,335,004	3,969,588
Cascades Inc	358,100	2,877,070
Consolidated Thompson Iron Mines Ltd *	364,100	3,427,161
Corus Entertainment Inc ‘B’	280,200	5,476,266
Cott Corp *	512,800	3,998,795
Dorel Industries Inc ‘B’	64,000	2,041,648
First Quantum Minerals Ltd	56,900	4,681,862
Flint Energy Services Ltd *	19,000	229,164
Golden Star Resources Ltd *	825,300	3,160,948
Home Capital Group Inc	104,863	4,463,376
IAMGOLD Corp (TSE)	163,100	2,167,922
Keyera Facilities Income Fund	170,367	4,523,997
Methanex Corp (TSE)	150,000	3,633,141
Northgate Minerals Corp *	950,800	2,855,255
OceanaGold Corp CDI * +	808,617	1,740,088
Pacific Rubiales Energy Corp *	313,600	6,091,988
Parkland Income Fund	187,500	2,145,178
Quebecor Inc ‘B’	106,000	3,608,999
Russel Metals Inc	169,400	3,374,157
SEMAFO Inc *	369,460	2,058,922
Sherritt International Corp	327,200	2,596,595
TELUS Corp	102,000	3,796,190
Western Coal Corp *	918,300	5,497,232
Westjet Airlines Ltd *	247,300	3,306,586

		96,295,531

Cayman - 0.2%

Polarcus Ltd *	1,671,100	1,602,717

Cyprus - 0.3%

Songa Offshore SE * +	506,000	2,310,336

Denmark - 1.0%

GN Store Nord * +	126,144	754,542
H Lundbeck AS +	222,400	4,173,952
Royal UNIBREW AS * +	86,701	3,050,272
TrygVesta AS +	21,250	1,402,049

		9,380,815

Finland - 0.9%

Cargotec Corp +	126,924	3,667,517
Huhtamaki OYJ +	232,648	2,535,110
M-real OYJ * +	729,022	2,090,592

		8,293,219

France - 5.3%

Bull SA * +	334,013	1,541,546
Cie Generale de Geophysique-Veritas * +	50,646	1,433,981
Cie Generale des Etablissements Michelin ‘B’ +	25,341	1,866,335
CNP Assurances +	18,400	1,736,440
Groupe Steria SCA * +	51,554	1,596,799
Nexans SA +	53,991	4,593,650
Publicis Groupe SA +	176,750	7,553,856
Rhodia SA * +	308,615	6,372,760
SCOR SE +	200,855	5,079,912
SEB SA +	85,950	5,687,451
Societe BIC SA +	39,095	2,996,066

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
Technip SA +	45,700	$3,709,634
Valeo SA * +	115,132	4,103,959
Zodiac Aerospace +	16,982	835,687

		49,108,076

Germany - 5.1%

Aareal Bank AG * +	127,148	2,771,211
Adidas AG +	45,450	2,429,878
ADVA AG Optical Networking *	174,635	1,026,746
Bertrandt AG +	106,224	3,739,099
Bilfinger Berger AG +	102,350	6,820,139
Drillisch AG *	312,118	2,255,358
Hannover Rueckversicherung AG * +	127,484	6,285,727
Infineon Technologies AG * +	1,175,459	8,140,583
Kloeckner & Co SE * +	147,106	4,342,421
MTU Aero Engines Holding AG +	121,150	7,046,903
Rheinmetall AG +	13,028	932,214
SMA Solar Technology AG +	15,434	1,892,666

		47,682,945

Greece - 0.4%

Ellaktor SA +	30,000	168,603
JUMBO SA +	324,945	3,289,856

		3,458,459

Hong Kong - 0.1%

Dah Sing Financial Holdings Ltd * +	110,800	605,193
Television Broadcasts Ltd +	78,000	375,588

		980,781

Ireland - 1.7%

C&C Group PLC +	878,506	3,968,694
DCC PLC +	234,637	6,081,642
Grafton Group PLC +	82,720	352,954
Smurfit Kappa Group PLC * +	494,837	4,112,531
United Drug PLC +	419,051	1,453,204

		15,969,025

Italy - 4.7%

ACEA SPA +	44,624	453,186
Amplifon SPA * +	942,979	4,855,169
Banca Popolare di Milano Scarl +	327,681	2,034,451
Brembo SPA +	327,337	2,524,773
Danieli & Co SPA +	91,246	2,445,130
Gruppo Editoriale L’Espresso SPA * +	311,400	880,597
Impregilo SPA +	1,040,012	3,591,503
Indesit Co SPA * +	371,175	4,455,556
Maire Tecnimont SPA +	1,358,435	5,169,344
Piaggio & C SPA +	1,155,310	3,676,724
Prysmian SPA * +	311,131	6,111,651
Recordati SPA +	732,901	5,574,327
Seat Pagine Gialle SPA * +	9,747,192	2,299,539

		44,071,950

Japan - 22.5%

ADEKA Corp +	101,100	1,011,908
Aiful Corp * +	1,811,050	2,655,113
Alfresa Holdings Corp +	52,000	2,243,182
Alpen Co Ltd +	142,000	2,270,496
Aozora Bank Ltd +	2,256,000	3,191,888
ASKUL Corp +	15,800	300,235
Calsonic Kansei Corp * +	1,264,000	3,753,043
Capcom Co Ltd +	186,800	3,533,628
Cawachi Ltd +	12,200	233,966
Central Glass Co Ltd +	730,000	3,609,667
Century Tokyo Leasing Corp +	95,500	1,323,981
Chugoku Marine Paints Ltd +	100,000	689,052
Circle K Sunkus Co Ltd +	173,300	2,149,846
COMSYS Holdings Corp +	229,400	2,224,717
Cosmos Pharmaceutical Corp +	148,500	3,203,543
DIC Corp +	284,000	613,487
Don Quijote Co Ltd +	124,500	3,110,425
Doshisha Co Ltd +	46,400	1,203,978
Doutor Nichires Holdings Co Ltd +	85,000	1,126,739
eAccess Ltd +	4,451	3,253,651
EDION Corp +	461,000	4,743,243
Ferrotec Corp +	149,800	1,730,053
Fields Corp +	1,330	1,548,009
Freebit Co Ltd +	912	3,684,577
Fuji Seal International Inc +	92,200	1,907,198
Fujikura Ltd +	391,000	2,256,398
Fujitsu General Ltd +	575,000	2,619,891
Geo Corp +	1,000	989,009
Godo Steel Ltd +	408,000	917,735
Idemitsu Kosan Co Ltd +	44,700	3,390,399
Iida Home Max +	92,500	1,520,647
IT Holdings Corp +	185,600	2,262,629
Itochu Techno-Solutions Corp +	111,200	3,654,189
Kaken Pharmaceutical Co Ltd +	353,000	2,911,617
Kandenko Co Ltd +	275,000	1,749,473
Kanematsu Corp * +	3,121,000	2,574,821
Kenedix Inc * +	4,850	1,423,362
Kewpie Corp +	119,100	1,293,404
Kimura Chemical Plants Co Ltd +	254,300	2,398,140
Kinden Corp +	295,000	2,588,680
Kinugawa Rubber Industrial Co Ltd +	897,400	3,677,642
Kumagai Gumi Co Ltd * +	2,457,000	1,710,799
Kyorin Co Ltd +	186,000	2,692,795
Kyowa Exeo Corp +	513,000	4,244,460
Maeda Road Construction Co Ltd +	291,000	2,372,298
Matsuda Sangyo Co Ltd +	58,300	1,084,610
MEGMILK SNOW BRAND Co Ltd +	15,300	238,297
Miraca Holdings Inc +	151,500	4,625,054
Mitsui Chemicals Inc +	1,026,000	3,110,517
Morinaga Milk Industry Co Ltd +	896,000	3,530,079
MTI Ltd +	1,352	2,324,479
Musashi Seimitsu Industry Co Ltd +	107,300	2,291,218
Nippo Corp +	505,000	3,878,612
Nippon Chemi-Con Corp * +	793,000	3,125,907
Nippon Light Metal Co Ltd * +	2,432,000	3,540,921
Nippon Television Network Corp +	21,550	2,937,002
Nishimatsu Construction Co Ltd +	534,000	697,915
Nishimatsuya Chain Co Ltd +	324,700	3,377,614
Nittetsu Mining Co Ltd +	49,000	216,737
NS Solutions Corp +	138,800	2,518,713
Oenon Holdings Inc +	123,000	242,230
Penta-Ocean Construction Co Ltd +	970,500	1,341,192
Pioneer Corp * +	917,500	3,371,901
Point Inc +	42,040	2,521,248
Right On Co Ltd +	64,600	491,430
Risa Partners Inc +	5,178	2,798,055
Round One Corp +	264,200	1,739,286
Sapporo Hokuyo Holdings Inc +	783,900	3,584,640
Sasebo Heavy Industries Co Ltd +	1,074,000	2,254,183
Seino Holdings Corp +	226,000	1,611,697
Shin-Kobe Electric Co Ltd +	242,000	2,353,589
Shinko Plantech Co Ltd +	402,100	3,565,430
Sohgo Security Services Co Ltd +	98,200	1,138,269
Sumisho Computer Systems Corp +	29,900	434,233
Taihei Kogyo Co Ltd +	329,000	1,411,971
Tbk Co Ltd +	109,000	252,064
The Higo Bank Ltd +	249,000	1,386,232
The Nishi-Nippon City Bank Ltd +	1,573,000	4,651,643
The Nisshin Oillio Group Ltd +	220,000	1,065,861
The Okinawa Electric Power Co Inc +	92,600	4,837,357
The San-In Godo Bank Ltd +	230,000	1,919,739
Toagosei Co Ltd +	630,000	2,684,032
Tobishima Corp * +	7,373,000	2,127,541
Toho Holdings Co Ltd +	196,800	2,580,065
Tosoh Corp +	1,001,000	2,545,834

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
Touei Housing Corp +	397,900	$3,736,594
Toyo Tire & Rubber Co Ltd +	480,000	1,122,024
Tsuruha Holdings Inc +	33,400	1,197,544
V Technology Co Ltd +	449	2,395,462
West Holdings Corp +	141,100	2,041,562
Yokogawa Bridge Holdings Corp +	43,000	320,810
Zeon Corp +	766,000	4,479,138

		208,264,544

Luxembourg - 0.5%

Acergy SA +	247,932	4,550,042

Netherlands - 4.2%

Aalberts Industries NV +	226,657	3,610,288
ASM International NV * +	163,455	4,371,511
BinckBank NV +	234,984	4,150,734
Brunel International NV +	34,383	1,205,047
CSM NV +	174,257	5,407,451
Delta Lloyd NV * +	193,598	4,598,952
Imtech NV +	150,336	4,820,592
SNS Reaal NV * +	685,649	4,274,382
Ten Cate NV +	218,938	5,725,958
Wavin NV +	579,928	1,132,607

		39,297,522

Norway - 1.1%

Atea ASA +	582,800	4,927,253
TGS Nopec Geophysical Co ASA * +	248,200	5,280,925

		10,208,178

Portugal - 0.0%

Mota Engil SGPS SA +	90,678	396,295

Singapore - 1.0%

Ho Bee Investment Ltd +	1,792,000	2,300,202
SembCorp Marine Ltd +	1,071,000	3,199,974
Suntec REIT +	3,310,000	3,167,625
Wheelock Properties Singapore Ltd +	375,000	505,734

		9,173,535

South Korea - 4.6%

Busan Bank +	157,960	1,694,728
Chong Kun Dang Pharm Corp +	147,810	2,403,608
Daeduck GDS Co Ltd +	248,200	2,291,582
Daelim Industrial Co Ltd +	7,648	506,742
Daesang Corp * +	401,010	2,857,167
Daou Technology Inc +	372,240	2,437,851
Dongyang Mechtronics Co Ltd +	257,890	1,540,729
Doosan Engineering & Construction Co Ltd +	241,360	1,310,374
GS Home Shopping Inc +	15,289	941,537
Halla Climate Control Corp +	14,110	169,557
Huchems Fine Chemical Corp +	53,300	1,263,410
Hyundai Hysco +	49,260	831,552
Hyundai Marine & Fire Insurance Co Ltd * +	168,550	2,723,037
Iljin Electric Co Ltd +	222,330	1,992,812
Industrial Bank of Korea +	182,300	2,383,454
INTOPS Co Ltd +	1,810	27,100
KP Chemical Corp +	161,827	1,171,475
KT Corp +	9,716	402,147
LIG Insurance Co Ltd * +	123,730	2,403,609
ON*Media Corp * +	792,959	2,518,713
S&T Dynamics Co Ltd +	156,850	2,203,085
Shinwha Intertek Corp +	263,498	3,444,261
Technosemichem Co Ltd +	53,945	958,061
Wooree ETI Co Ltd +	355,947	2,789,070
Youngone Corp +	106,150	842,171

		42,107,832

Spain - 2.7%

Almirall SA +	246,766	3,102,578
Construcciones y Auxiliar de Ferrocarriles SA +	5,338	3,142,753
Corp Financiera Alba +	78,425	3,926,318
Ebro Puleva SA +	128,343	2,365,010
Grupo Catalana Occidente SA +	27,660	562,760
Obrascon Huarte Lain SA +	133,468	3,843,209
Red Electrica Corp SA +	93,965	5,042,055
Tecnicas Reunidas SA +	53,078	3,334,822

		25,319,505

Sweden - 1.9%

AarhusKarlshamn AB +	49,471	1,342,826
Axfood AB +	23,548	691,263
Billerud AB * +	449,878	3,657,570
Cardo AB +	21,944	771,627
KappAhl AB +	380,334	3,631,808
NCC AB +	154,981	2,700,370
ORC Software AB +	205,324	4,793,173

		17,588,637

Switzerland - 5.6%

Actelion Ltd * +	43,769	1,989,876
Adecco SA +	63,700	3,616,352
Baloise-Holding AG +	76,705	6,802,779
Burckhardt Compression Holding AG +	6,853	1,350,672
Clariant AG * +	489,042	6,225,187
EMS-Chemie Holding AG +	9,948	1,364,705
Galenica AG +	7,744	3,076,815
Givaudan SA +	6,866	6,021,065
Helvetia Holding AG +	21,128	7,431,432
Kaba Holding AG +	5,181	1,549,184
Logitech International SA * +	162,255	2,675,196
Noble Corp *	112,400	4,700,568
Petroplus Holdings AG * +	91,677	1,705,962
Valora Holding AG +	14,659	3,797,326

		52,307,119

United Kingdom - 14.7%

Afren PLC * +	1,662,819	2,582,925
Amlin PLC +	200,233	1,179,066
ARM Holdings PLC +	602,600	2,159,958
Arriva PLC +	106,236	1,181,263
Atkins WS PLC +	445,071	4,191,581
Barratt Developments PLC * +	669,400	1,260,510
Beazley PLC +	2,897,943	4,769,049
Burberry Group PLC +	222,625	2,412,821
Cape PLC * +	534,974	1,852,585
Capital & Regional PLC * +	134,587	72,137
Dairy Crest Group PLC +	399,108	2,247,713
Debenhams PLC * +	2,510,575	2,878,895
Dialog Semiconductor PLC * +	94,985	1,463,120
Domino’s Pizza UK & IRL PLC +	397,036	2,035,844
Eurasian Natural Resources Corp PLC +	238,779	4,314,515
Ferrexpo PLC +	612,276	3,488,621
Firstgroup PLC +	985,636	5,368,097
Galiform PLC * +	2,700,080	3,160,845
GKN PLC * +	3,260,906	6,819,286
Go-Ahead Group PLC +	230,093	4,886,663
Halfords Group PLC +	392,971	2,817,381
IG Group Holdings PLC +	400,152	2,442,419
IMI PLC +	524,772	5,258,368
International Personal Finance PLC +	1,196,715	4,365,499
Jardine Lloyd Thompson Group PLC +	592,628	4,995,391
Keller Group PLC +	189,460	1,944,813
Laird PLC +	289,049	539,740
Lamprell PLC +	656,175	2,412,052
McBride PLC +	1,066,530	3,689,088
Michael Page International PLC +	344,353	2,089,962

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
Mondi PLC +	655,899	$4,604,998
Morgan Crucible Co +	976,964	3,023,008
Next PLC +	139,067	4,568,329
Northumbrian Water Group PLC +	427,200	1,835,890
Persimmon PLC * +	354,287	2,507,959
Regus PLC +	2,501,136	4,236,073
Sthree PLC +	863,782	4,456,872
Tate & Lyle PLC +	530,433	3,654,248
The Weir Group PLC +	256,309	3,634,270
Travis Perkins PLC * +	506,506	6,301,246
Trinity Mirror PLC * +	822,271	1,854,781
Tullett Prebon PLC +	334,953	1,775,516
Wellstream Holdings PLC +	147,507	1,463,490
WH Smith PLC +	427,061	3,149,355

		135,946,242

United States - 0.3%

Virgin Media Inc	147,000	2,537,220

Total Common Stocks
(Cost $794,782,881)		909,273,332

	Principal
	Amount
SHORT-TERM INVESTMENT - 0.8%

Repurchase Agreement - 0.8%

Fixed Income Clearing Corp 0.000% due 04/01/10 (Dated 03/31/10, repurchase price of $7,252,000; collateralized by Federal Home Loan Bank: 0.700% due 04/18/11 and value $7,400,969)	$7,252,000	7,252,000

Total Short-Term Investment
(Cost $7,252,000)		7,252,000

TOTAL INVESTMENTS - 99.9%
(Cost $808,532,355)		925,344,591

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,390,308

NET ASSETS - 100.0%		$926,734,899

Notes to Schedule of Investments

(a)	As of March 31, 2010, the portfolio was diversified as a percentage of net assets as follows:

Industrials	24.3%
Consumer Discretionary	18.6%
Materials	14.8%
Financials	14.3%
Information Technology	7.3%
Energy	6.1%
Consumer Staples	5.9%
Health Care	4.9%
Telecommunication Services	1.6%
Utilities	1.3%
Short-Term Investment	0.8%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Securities with a total aggregate value of $809,843,391 or 87.4% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(d)	Less than 0.1% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of March 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Rights (1)	$49,604	$-	$49,604	$-
	Preferred Stocks (1)	8,769,655	-	8,769,655	-
	Common Stocks
	Australia	45,437,202	1,521,544	43,889,955	25,703
	Austria	10,714,562	-	10,714,562	-
	Belgium	7,311,719	-	7,311,719	-
	Bermuda	18,959,324	-	18,959,324	-
	Canada	96,295,531	94,555,443	1,740,088	-
	Cayman	1,602,717	1,602,717	-	-
	Cyprus	2,310,336	-	2,310,336	-
	Denmark	9,380,815	-	9,380,815	-
	Finland	8,293,219	-	8,293,219	-
	France	49,108,076	-	49,108,076	-
	Germany	47,682,945	3,282,104	44,400,841	-
	Greece	3,458,459	-	3,458,459	-
	Hong Kong	980,781	-	980,781	-
	Ireland	15,969,025	-	15,969,025	-
	Italy	44,071,950	-	44,071,950	-
	Japan	208,264,544	-	208,264,544	-
	Luxembourg	4,550,042	-	4,550,042	-
	Netherlands	39,297,522	-	39,297,522	-
	Norway	10,208,178	-	10,208,178	-
	Portugal	396,295	-	396,295	-
	Singapore	9,173,535	-	9,173,535	-
	South Korea	42,107,832	-	42,107,832	-
	Spain	25,319,505	-	25,319,505	-
	Sweden	17,588,637	-	17,588,637	-
	Switzerland	52,307,119	4,700,568	47,606,551	-
	United Kingdom	135,946,242	-	135,946,242	-
	United States	2,537,220	2,537,220	-	-

		909,273,332	108,199,596	801,048,033	25,703
	Short-Term Investment	7,252,000	-	7,252,000	-

	Total	$925,344,591	$108,199,596	$817,119,292	$25,703

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Portfolio’s assets and liabilities for the period ended March 31, 2010:

Change in Net
Unrealized
				Total Change			Appreciation on
	Value,	Net	Total Net	in Net	Transfers		Level 3 Holdings
	Beginning	Purchases	Realized	Unrealized	In and/or	Value,	Held at the End of
	of Period	(Sales)	Gains (Losses)	Appreciation	Out of Level 3	End of Period	Period, if Applicable
Common Stocks	$25,103	$-	$-	$600	$-	$25,703	$600

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.1%

Australia - 5.7%

Amcor Ltd +	1,417,479	$8,306,902
Australia & New Zealand Banking Group Ltd +	1,026,100	23,849,050
Bendigo and Adelaide Bank Ltd +	1,032,900	9,469,365
BHP Billiton Ltd +	212,200	8,511,709
Intoll Group +	5,629,650	5,767,759
Lend Lease Group +	646,000	5,128,916
Macquarie Group Ltd +	411,500	17,795,950
MAP Group +	4,160,991	11,784,607
National Australia Bank Ltd +	926,421	23,374,577
Telstra Corp Ltd +	1,807,200	4,955,225

		118,944,060

Austria - 0.5%

OMV AG +	271,200	10,168,041

Bermuda - 1.0%

Esprit Holdings Ltd +	1,938,043	15,286,426
Noble Group Ltd +	2,606,000	5,689,848

		20,976,274

Canada - 3.2%

Bombardier Inc ‘B’	1,383,800	8,488,233
EnCana Corp	160,300	4,987,427
National Bank of Canada	227,700	13,863,996
Nexen Inc	554,999	13,732,216
Penn West Energy Trust	605,563	12,824,950
Suncor Energy Inc (TSE)	403,200	13,112,485

		67,009,307

Denmark - 1.5%

Carlsberg AS ‘B’ +	191,200	16,029,305
Danske Bank AS * +	586,100	14,381,200

		30,410,505

Finland - 1.2%

Nokia OYJ +	1,558,500	24,287,849

France - 13.1%

BNP Paribas +	428,780	32,864,504
Bouygues SA +	295,500	14,825,818
Casino Guichard-Perrachon SA +	129,500	10,944,651
Cie de Saint-Gobain +	218,600	10,497,965
Credit Agricole SA +	1,162,612	20,308,530
Electricite de France SA +	288,000	15,699,845
France Telecom SA +	988,000	23,665,253
Klepierre REIT +	211,700	8,294,618
Lagardere SCA +	446,800	18,060,670
Sanofi-Aventis SA +	466,700	34,829,050
Societe Generale +	340,883	21,393,695
Total SA +	458,000	26,581,356
Vallourec SA +	78,194	15,778,834
Vivendi +	726,190	19,418,721

		273,163,510

Germany - 9.5%

Allianz SE +	261,200	32,690,996
BASF SE +	222,200	13,753,642
Bayer AG +	369,100	24,939,997
Bayerische Motoren Werke AG +	327,500	15,108,606
Deutsche Bank AG (XETR) +	322,700	24,771,571
Deutsche Post AG +	662,700	11,477,764
Deutsche Telekom AG +	580,400	7,843,350
E.ON AG +	757,800	28,016,328
Muenchener Rueckversicherungs AG +	116,800	18,946,893
RWE AG +	95,750	8,494,183
ThyssenKrupp AG +	353,100	12,107,802

		198,151,132

Hong Kong - 0.5%

New World Development Ltd +	5,338,460	10,410,864

Italy - 3.5%

Enel SPA +	1,299,112	7,260,653
ENI SPA +	925,600	21,711,037
Telecom Italia SPA +	12,024,100	17,288,233
Telecom Italia SPA RNC +	6,521,700	7,356,864
UniCredit SPA * +	6,491,352	19,140,056

		72,756,843

Japan - 23.0%

Aeon Co Ltd +	1,569,600	17,837,403
Air Water Inc +	259,000	2,967,313
Ajinomoto Co Inc +	672,000	6,662,717
Astellas Pharma Inc +	115,200	4,172,912
Canon Inc +	233,300	10,791,345
Dowa Holdings Co Ltd +	876,000	5,282,371
Elpida Memory Inc * +	458,400	9,046,223
Hitachi High-Technologies Corp +	340,200	7,812,440
ITOCHU Corp +	1,866,000	16,378,211
Japan Tobacco Inc +	4,520	16,827,240
JFE Holdings Inc +	343,100	13,842,943
KDDI Corp +	2,985	15,452,784
Kirin Holdings Co Ltd +	553,000	8,164,754
Konami Corp +	36,800	710,203
Kyushu Electric Power Co Inc +	509,200	11,092,142
MEDIPAL HOLDINGS Corp +	843,200	9,997,045
Mitsubishi Corp +	733,600	19,264,121
Mitsubishi Materials Corp * +	3,571,000	10,286,218
Mitsubishi UFJ Financial Group Inc +	2,341,900	12,275,427
Mitsui & Co Ltd +	1,342,000	22,595,691
Mitsui Fudosan Co Ltd +	698,000	11,880,548
Murata Manufacturing Co Ltd +	269,000	15,307,944
Namco Bandai Holdings Inc +	984,200	9,598,654
Nippon Mining Holdings Inc +	998,000	4,740,492
Nippon Telegraph & Telephone Corp +	565,900	23,811,661
Nissan Motor Co Ltd * +	2,803,900	24,078,543
NTT Urban Development Corp +	4,811	4,073,214
OJI Paper Co Ltd +	1,751,000	7,685,070
ORIX Corp +	227,550	20,204,182
Sharp Corp +	1,236,000	15,478,140
Sony Corp +	523,400	20,054,792
Sumitomo Mitsui Financial Group Inc +	602,400	19,957,370
Sumitomo Realty & Development Co Ltd +	513,000	9,788,986
The Furukawa Electric Co Ltd +	1,559,000	8,114,697
The Kansai Electric Power Co Inc +	217,400	4,983,524
The Tokyo Electric Power Co Inc +	685,000	18,269,971
Tokyo Gas Co Ltd +	2,702,000	11,917,986
Toshiba Corp * +	3,714,000	19,223,009
West Japan Railway Co +	2,781	9,581,686

		480,209,972

Netherlands - 1.9%

Delta Lloyd NV * +	220,500	5,238,013
ING Groep NV CVA * +	788,168	7,808,806
Koninklijke Ahold NV +	71,323	951,102
Koninklijke DSM NV +	103,400	4,606,441
Nutreco Holding NV +	84,300	5,309,532
Randstad Holding NV * +	322,600	15,319,825

		39,233,719

New Zealand - 0.4%

Telecom Corp of New Zealand Ltd (ASX) +	6,058,755	9,271,912

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value

Spain - 3.1%

Banco Bilbao Vizcaya Argentaria SA +	356,600	$4,876,491
Banco Santander SA +	2,196,195	29,130,341
Telefonica SA +	1,311,100	31,065,868

		65,072,700

Sweden - 0.7%

Electrolux AB ‘B’ +	216,400	4,956,649
Telefonaktiebolaget LM Ericsson ‘B’ +	812,000	8,514,644

		13,471,293

Switzerland - 4.3%

Credit Suisse Group AG +	157,500	8,106,903
Nestle SA +	584,965	29,974,762
Novartis AG +	537,790	29,091,164
Roche Holding AG +	95,800	15,558,919
Zurich Financial Services AG +	29,360	7,530,650

		90,262,398

United Kingdom - 24.0%

AstraZeneca PLC +	588,500	26,238,707
Aviva PLC +	1,424,347	8,320,827
BAE Systems PLC +	2,575,900	14,522,621
Barclays PLC +	3,997,700	21,768,200
BHP Billiton PLC +	303,500	10,373,028
BP Group PLC +	4,355,600	41,226,407
British American Tobacco PLC +	241,600	8,329,274
Charter International PLC +	736,600	8,390,078
Cookson Group PLC * +	1,075,200	8,913,974
Drax Group PLC +	1,044,613	5,927,959
Firstgroup PLC +	1,462,900	7,967,434
GlaxoSmithKline PLC +	1,577,800	30,285,479
HSBC Holdings PLC (LI) +	2,426,291	24,587,797
Inchcape PLC * +	17,198,600	7,693,082
Kazakhmys PLC * +	548,300	12,674,512
Kingfisher PLC +	2,859,000	9,308,697
Lloyds Banking Group PLC * +	15,217,507	14,449,957
Marks & Spencer Group PLC +	2,634,800	14,807,836
Old Mutual PLC * +	5,285,200	9,818,771
Rentokil Initial PLC * +	549,000	1,089,082
Rio Tinto PLC +	573,500	33,904,589
Rolls-Royce Group PLC * +	2,063,500	18,682,560
Royal Dutch Shell PLC ‘A’ (XAMS) +	1,902,293	55,011,260
Thomas Cook Group PLC +	1,997,300	8,182,023
TUI Travel PLC +	2,290,000	10,491,057
Unilever PLC +	348,100	10,190,500
Vodafone Group PLC +	18,448,125	42,668,961
Wolseley PLC * +	582,500	14,075,176
Xstrata PLC * +	1,156,770	21,893,386

		501,793,234

Total Common Stocks
(Cost $2,126,616,925)		2,025,593,613

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.7%

Repurchase Agreement - 1.7%

Fixed Income Clearing Corp 0.000% due 04/01/10 (Dated 03/31/10, repurchase price of $35,847,000; collateralized by Federal Home Loan Bank: 0.700% due 04/18/11 and value $36,567,125)	$35,847,000	35,847,000

Total Short-Term Investment
(Cost $35,847,000)		35,847,000

TOTAL INVESTMENTS - 98.8%
(Cost $2,162,463,925)		2,061,440,613

OTHER ASSETS & LIABILITIES, NET - 1.2%		25,403,602

NET ASSETS - 100.0%		$2,086,844,215

Notes to Schedule of Investments

(a)	As of March 31, 2010, the portfolio was diversified as a percentage of net assets as follows:

Financials	24.8%
Industrials	11.9%
Energy	9.8%
Consumer Discretionary	9.2%
Telecommunication Services	8.8%
Health Care	8.4%
Materials	8.0%
Consumer Staples	6.3%
Utilities	5.3%
Information Technology	4.6%
Short-Term Investment	1.7%

98.8%
Other Assets & Liabilities, Net	1.2%

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Securities with a total aggregate value of $1,958,584,306 or 93.9% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(d)	Open futures contracts outstanding as of March 31, 2010 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
Dow Jones EURO STOXX 50 (06/10)	275	EUR 7,744,360	$129,514

(e)	As of March 31, 2010, $1,803,261 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

(f)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of March 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks
	Australia	$118,944,060	$-	$118,944,060	$-
	Austria	10,168,041	-	10,168,041	-
	Bermuda	20,976,274	-	20,976,274	-
	Canada	67,009,307	67,009,307	-	-
	Denmark	30,410,505	-	30,410,505	-
	Finland	24,287,849	-	24,287,849	-
	France	273,163,510	-	273,163,510	-
	Germany	198,151,132	-	198,151,132	-
	Hong Kong	10,410,864	-	10,410,864	-
	Italy	72,756,843	-	72,756,843	-
	Japan	480,209,972	-	480,209,972	-
	Netherlands	39,233,719	-	39,233,719	-
	New Zealand	9,271,912	-	9,271,912	-
	Spain	65,072,700	-	65,072,700	-
	Sweden	13,471,293	-	13,471,293	-
	Switzerland	90,262,398	-	90,262,398	-
	United Kingdom	501,793,234	-	501,793,234	-

		2,025,593,613	67,009,307	1,958,584,306	-
	Short-Term Investment	35,847,000	-	35,847,000	-
	Investments in Other Financial Instruments (1)	129,514	129,514	-	-

	Total	$2,061,570,127	$67,138,821	$1,994,431,306	$-

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Portfolio’s assets and liabilities for the period ended March 31, 2010:

Change in Net
Unrealized
				Total Change			Depreciation on
	Value,	Net	Total Net	in Net	Transfers		Level 3 Holdings
	Beginning	Purchases	Realized	Unrealized	In and/or	Value,	Held at the End of
	of Period	(Sales)	Gains (Losses)	Depreciation	Out of Level 3	End of Period	Period, if Applicable
Rights	$2	$-	$-	($2)	$-	$-	$-

(1)	Investments in other financial instruments may include open futures contracts, swap contracts, purchased options, written options, and forward foreign currency contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
WARRANTS - 0.2%

Health Care - 0.2%

Akorn Inc Strike @ $5.40 Exp. 03/08/11 * ◊ Δ +	50,750	$-
Anadys Pharmaceuticals Inc Strike @ $2.75 Exp. 06/09/14 * ◊ Δ +	115,150	76,785
Ardea Biosciences Inc Strike @ $11.14 Exp. 12/19/13 * ◊ Δ +	12,024	98,403
ARYx Therapeutics Inc Strike @ $2.64 Exp. 11/13/13 * ◊ Δ +	44,635	6,717
Cytori Therapeutics Inc Strike @ $6.25 Exp. 02/28/12 * ◊ Δ +	33,925	19,146
Cytori Therapeutics Inc Strike @ $8.50 Exp. 08/11/13 * ◊ Δ +	27,500	16,031

		217,082

Total Warrants
(Cost $11,832)		217,082

CONVERTIBLE PREFERRED STOCKS - 2.8%

Health Care - 2.8%

Mylan Inc 6.500%	2,030	2,760,800

Total Convertible Preferred Stocks
(Cost $1,838,035)		2,760,800

COMMON STOCKS - 92.2%

Consumer Staples - 0.6%

CVS Caremark Corp	17,000	621,520

Health Care - 91.6%

Achillion Pharmaceuticals Inc *	123,400	341,818
Aetna Inc	33,100	1,162,141
Alcon Inc (Switzerland)	10,700	1,728,692
Alexion Pharmaceuticals Inc *	75,900	4,126,683
Allos Therapeutics Inc *	442,600	3,288,518
AMAG Pharmaceuticals Inc *	94,700	3,305,977
AMERIGROUP Corp *	72,280	2,402,587
Amylin Pharmaceuticals Inc *	55,600	1,250,444
Anadys Pharmaceuticals Inc *	453,900	1,152,906
Ardea Biosciences Inc *	151,771	2,771,338
ARIAD Pharmaceuticals Inc *	661,800	2,250,120
ARYx Therapeutics Inc *	231,282	201,215
AVEO Pharmaceuticals Inc *	36,900	332,100
Baxter International Inc	29,000	1,687,800
Bayer AG ADR (Germany)	13,500	913,275
Beckman Coulter Inc	13,800	866,640
BioMarin Pharmaceutical Inc *	176,600	4,127,142
Celgene Corp *	66,300	4,107,948
Centene Corp *	68,000	1,634,720
Cumberland Pharmaceuticals Inc *	35,200	370,656
Cytori Therapeutics Inc *	79,250	361,380
Dendreon Corp *	70,900	2,585,723
Express Scripts Inc *	7,200	732,672
Gilead Sciences Inc *	29,500	1,341,660
Human Genome Sciences Inc *	45,900	1,386,180
Illumina Inc *	24,000	933,600
Impax Laboratories Inc *	213,700	3,820,956
Incyte Corp Ltd *	383,800	5,357,848
Inspire Pharmaceuticals Inc *	283,600	1,769,664
Intercell AG * + (Austria)	33,200	963,970
Ironwood Pharmaceuticals Inc *	164,000	2,217,280
Life Technologies Corp *	9,700	507,019
LifePoint Hospitals Inc *	10,900	400,902
MAP Pharmaceuticals Inc *	103,421	1,643,360
Medco Health Solutions Inc *	31,600	2,040,096
Mylan Inc *	147,800	3,356,538
Novartis AG ADR (Switzerland)	18,800	1,017,080
Pfizer Inc	95,100	1,630,965
Regeneron Pharmaceuticals Inc *	67,500	1,788,075
Roche Holding AG ADR (Switzerland)	31,000	1,256,120
Salix Pharmaceuticals Ltd *	68,100	2,536,725
Shire PLC ADR (United Kingdom)	60,200	3,970,792
Sinopharm Group Co Ltd * ~ + (China)	7,300	32,752
Targacept Inc *	42,400	833,584
Teva Pharmaceutical Industries Ltd ADR (Israel)	19,800	1,248,984
The Medicines Co *	36,800	288,512
United Therapeutics Corp *	36,200	2,002,946
UnitedHealth Group Inc *	67,400	2,201,958
Universal Health Services Inc ‘B’	7,900	277,211
Vertex Pharmaceuticals Inc *	83,400	3,408,558
WellPoint Inc *	20,900	1,345,542
WuXi PharmaTech Cayman Inc ADR * (Cayman)	71,400	1,111,698
ZymoGenetics Inc *	123,800	709,374

		93,102,444

Total Common Stocks
(Cost $68,452,858)		93,723,964

	Principal
	Amount
SHORT-TERM INVESTMENT - 4.5%

Repurchase Agreement - 4.5%

Fixed Income Clearing Corp 0.000% due 04/01/10 (Dated 03/31/10, repurchase price of $4,588,000; collateralized by Federal Home Loan Bank: 0.700% due 04/18/11 and value $4,684,094)	$4,588,000	4,588,000

Total Short-Term Investment
(Cost $4,588,000)		4,588,000

TOTAL INVESTMENTS - 99.7%
(Cost $74,890,725)		101,289,846

OTHER ASSETS & LIABILITIES, NET - 0.3%		346,858

NET ASSETS - 100.0%		$101,636,704

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate value of $1,213,804 or 1.2% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c)	0.2% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

(d)	Restricted securities as of March 31, 2010 were as follows:

Issuer and			Value as a %
Acquisition Date	Cost	Value	of Net Assets

Akorn Inc Warrants (Exp. 03/08/11) Acq. 03/08/06	$-	$-	0.0%
Anadys Pharmaceuticals Inc Warrants (Exp. 06/09/14) Acq. 06/04/09	-	76,785	0.1%
Ardea Biosciences Inc Warrants (Exp. 12/19/13) Acq. 12/19/08	1,503	98,403	0.1%
ARYx Therapeutics Inc Warrants (Exp. 11/13/13) Acq. 11/13/08	5,579	6,717	0.0%
Cytori Therapeutics Inc Warrants (Exp. 02/28/12) Acq. 02/23/07	4,750	19,146	0.0%
Cytori Therapeutics Inc Warrants (Exp. 08/11/13) Acq. 08/11/08	-	16,031	0.0%

	$11,832	$217,082	0.2%

(e)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of March 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Warrants (1)	$217,082	$-	$217,082	$-
	Convertible Preferred Stocks (1)	2,760,800	2,760,800	-	-
	Common Stocks
	Consumer Staples	621,520	621,520	-	-
	Health Care	93,102,444	92,105,722	996,722	-

		93,723,964	92,727,242	996,722	-
	Short-Term Investment	4,588,000	-	4,588,000	-

	Total	$101,289,846	$95,488,042	$5,801,804	$-

(1) For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.7%

Consumer Discretionary - 4.5%

Morgans Hotel Group Co *	335,993	$2,153,715
Starwood Hotels & Resorts Worldwide Inc	583,153	27,198,256

		29,351,971

Financials - 90.9%

Acadia Realty Trust REIT	312,123	5,574,517
AMB Property Corp REIT	296,885	8,087,147
Apartment Investment & Management Co ‘A’ REIT	125,180	2,304,564
AvalonBay Communities Inc REIT	361,500	31,215,525
Boston Properties Inc REIT	420,935	31,755,336
Brookfield Properties Corp (NYSE) (Canada)	1,387,165	21,306,854
Camden Property Trust REIT	260,526	10,845,697
Colony Financial Inc REIT	132,920	2,658,400
Cousins Properties Inc REIT	492,425	4,092,052
CreXus Investment Corp REIT	123,550	1,651,864
DCT Industrial Trust Inc REIT	888,210	4,645,338
DiamondRock Hospitality Co REIT *	3,605	36,447
Digital Realty Trust Inc REIT	52,180	2,828,156
Douglas Emmett Inc REIT	10,560	162,307
Duke Realty Corp REIT	262,140	3,250,536
Equity Lifestyle Properties Inc REIT	278,087	14,983,328
Equity One Inc REIT	2,200	41,558
Equity Residential REIT	1,543,367	60,422,818
Essex Property Trust Inc REIT	10,030	902,199
Extendicare REIT (Canada)	40,170	414,099
Federal Realty Investment Trust REIT	179,294	13,054,396
Forest City Enterprises Inc ‘A’ *	882,440	12,715,960
HCP Inc REIT	735,948	24,286,284
Healthcare Realty Trust Inc REIT	537,980	12,529,554
Host Hotels & Resorts Inc REIT	1,895,901	27,774,950
HRPT Properties Trust REIT	123,560	961,297
Kilroy Realty Corp REIT	113,599	3,503,393
Kite Realty Group Trust REIT	159,390	753,915
Liberty Property Trust REIT	196,852	6,681,157
LTC Properties Inc REIT	53,220	1,440,133
Mack-Cali Realty Corp REIT	290,864	10,252,956
Nationwide Health Properties Inc REIT	58,230	2,046,785
Pebblebrook Hotel Trust REIT *	102,020	2,145,481
Plum Creek Timber Co Inc REIT	490,763	19,095,588
Post Properties Inc REIT	326,131	7,181,405
PS Business Parks Inc REIT	122,047	6,517,310
Public Storage REIT	386,177	35,524,422
Rayonier Inc REIT	67,500	3,066,525
Regency Centers Corp REIT	683,959	25,627,944
Retail Opportunity Investments Corp *	458,661	4,641,649
Senior Housing Properties Trust REIT	1,097,687	24,313,767
Simon Property Group Inc REIT	826,237	69,321,284
Sovran Self Storage Inc REIT	121,487	4,235,037
Starwood Property Trust Inc REIT	196,880	3,799,784
Taubman Centers Inc REIT	134,870	5,384,010
The Macerich Co REIT	45,296	1,735,290
Ventas Inc REIT	287,380	13,644,802
Vornado Realty Trust REIT	560,774	42,450,592

		591,864,412

Health Care - 1.3%

Assisted Living Concepts Inc ‘A’ *	222,069	7,292,746
Capital Senior Living Corp *	224,040	1,178,450

		8,471,196

Total Common Stocks
(Cost $555,624,564)		629,687,579

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.7%

Repurchase Agreement - 2.7%

Fixed Income Clearing Corp 0.000% due 04/01/10 (Dated 03/31/10, repurchase price of $17,691,000; collateralized by Federal Home Loan Bank: 0.700% due 04/18/11 and value $18,047,094)	$17,691,000	17,691,000

Total Short-Term Investment
(Cost $17,691,000)		17,691,000

TOTAL INVESTMENTS - 99.4%
(Cost $573,315,564)		647,378,579

OTHER ASSETS & LIABILITIES, NET - 0.6%		3,940,517

NET ASSETS - 100.0%		$651,319,096

Notes to Schedule of Investments

(a)	As of March 31, 2010, the portfolio was diversified by property sector as a percentage of net assets as follows:

Specialized	26.2%
Residential	19.6%
Retail	18.7%
Diversified	9.9%
Office	8.1%
Real Estate Operating Companies	5.2%
Hotels, Resorts & Cruise Lines	4.5%
Industrial	2.0%
Health Care Facilities	1.3%
Mortgage	1.2%

96.7%
Short-Term Investment	2.7%
Other Assets & Liabilities, Net	0.6%

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of March 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$629,687,579	$629,687,579	$-	$-
	Short-Term Investment	17,691,000	-	17,691,000	-

	Total	$647,378,579	$629,687,579	$17,691,000	$-

(1) For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.4%

Consumer Discretionary - 7.9%

Amazon.com Inc *	11,270	$1,529,677
Ctrip.com International Ltd ADR * (Cayman)	11,690	458,248
DreamWorks Animation SKG Inc ‘A’ *	26,290	1,035,563
Netflix Inc *	8,800	648,912
priceline.com Inc *	11,250	2,868,750

		6,541,150

Health Care - 1.0%

Cerner Corp *	4,810	409,139
Conceptus Inc *	4,802	95,848
Omnicell Inc *	22,580	316,797

		821,784

Industrials - 4.7%

First Solar Inc *	12,870	1,578,505
Global Defense Technology & Systems Inc *	19,599	262,627
Trina Solar Ltd ADR * (Cayman)	82,090	2,003,817

		3,844,949

Information Technology - 80.5%

Accenture PLC ‘A’ (Ireland)	19,130	802,504
Adobe Systems Inc *	60,200	2,129,274
Agilent Technologies Inc *	25,720	884,511
Aixtron AG ADR (Germany)	29,980	1,069,686
Akamai Technologies Inc *	30,670	963,345
Amphenol Corp ‘A’	8,820	372,116
Analog Devices Inc	37,668	1,085,592
ANSYS Inc *	23,940	1,032,772
Apple Inc *	19,998	4,698,130
ASML Holding NV ‘NY’ (Netherlands)	37,080	1,312,632
Atheros Communications Inc *	11,350	439,359
AU Optronics Corp ADR (Taiwan)	68,980	781,543
Baidu Inc ADR * (Cayman)	1,910	1,140,270
Cavium Networks Inc *	34,150	848,969
Check Point Software Technologies Ltd * (Israel)	35,690	1,251,291
Cisco Systems Inc *	37,640	979,769
Citrix Systems Inc *	17,740	842,118
Cognizant Technology Solutions Corp ‘A’ *	28,520	1,453,950
CommScope Inc *	20,840	583,937
Concur Technologies Inc *	19,320	792,313
Corning Inc	53,980	1,090,936
Cree Inc *	14,010	983,782
Disco Corp + (Japan)	19,616	1,208,969
EMC Corp *	75,970	1,370,499
Entegris Inc *	65,660	330,926
Equinix Inc *	4,218	410,580
F5 Networks Inc *	30,740	1,890,817
Finisar Corp *	51,873	814,925
Flextronics International Ltd * (Singapore)	78,780	617,635
Google Inc ‘A’ *	2,320	1,315,463
GSI Commerce Inc *	22,660	627,002
Infosys Technologies Ltd ADR (India)	14,360	845,086
Intel Corp	67,930	1,512,122
Lam Research Corp *	12,150	453,438
LG Display Co Ltd ADR (South Korea)	47,600	841,568
Marvell Technology Group Ltd * (Bermuda)	89,307	1,820,077
MasterCard Inc ‘A’	6,568	1,668,272
McAfee Inc *	27,410	1,099,963
MEMC Electronic Materials Inc *	28,230	432,766
Micron Technology Inc *	207,880	2,159,873
Microsoft Corp	16,690	488,516
NetApp Inc *	20,910	680,830
Netlogic Microsystems Inc *	18,851	554,785
Nuance Communications Inc *	51,380	854,963
NVIDIA Corp *	28,630	497,589
Polycom Inc *	16,980	519,248
QUALCOMM Inc	19,010	798,230
Red Hat Inc *	57,250	1,675,707
Research In Motion Ltd (NASDAQ) * (Canada)	6,600	488,070
Rovi Corp *	24,990	927,879
salesforce.com inc *	18,070	1,345,312
SanDisk Corp *	47,160	1,633,151
Seagate Technology * (Cayman)	43,980	803,075
Silicon Laboratories Inc *	16,850	803,240
Skyworks Solutions Inc *	22,070	344,292
SuccessFactors Inc *	28,226	537,423
Sybase Inc *	22,960	1,070,395
Taiwan Semiconductor Manufacturing Co Ltd ADR (Taiwan)	70,470	739,230
TIBCO Software Inc *	39,340	424,479
TiVo Inc *	128,440	2,198,893
United Microelectronics Corp ADR * (Taiwan)	98,140	369,006
Veeco Instruments Inc *	33,380	1,452,030
VistaPrint NV * (Netherlands)	7,120	407,620
VMware Inc ‘A’ *	8,250	439,725
Western Digital Corp *	12,860	501,411
Xilinx Inc	25,270	644,385

		66,158,264

Telecommunication Services - 4.3%

Crown Castle International Corp *	49,430	1,889,709
NII Holdings Inc *	11,400	474,924
SBA Communications Corp ‘A’ *	31,550	1,138,008

		3,502,641

Total Common Stocks
(Cost $67,103,454)		80,868,788

	Principal
	Amount
SHORT-TERM INVESTMENT - 0.3%

Repurchase Agreement - 0.3%

Fixed Income Clearing Corp 0.000% due 04/01/10 (Dated 03/31/10, repurchase price of $225,000; collateralized by Federal Home Loan Bank: 0.700% due 04/18/11 and value $231,438)	$225,000	225,000

Total Short-Term Investment
(Cost $225,000)		225,000

TOTAL INVESTMENTS - 98.7%
(Cost $67,328,454)		81,093,788

OTHER ASSETS & LIABILITIES, NET - 1.3%		1,068,042

NET ASSETS - 100.0%		$82,161,830

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate value of $1,208,969 or 1.5% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of March 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$6,541,150	$6,541,150	$-	$-
	Health Care	821,784	821,784	-	-
	Industrials	3,844,949	3,844,949	-	-
	Information Technology	66,158,264	64,949,295	1,208,969	-
	Telecommunication Services	3,502,641	3,502,641	-	-

		80,868,788	79,659,819	1,208,969	-
	Short-Term Investment	225,000	-	225,000	-

	Total	$81,093,788	$79,659,819	$1,433,969	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
AMERICAN FUNDS® ASSET ALLOCATION PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
MUTUAL FUND - 100.0%

American Funds Insurance Series® Asset Allocation Fund - Class 1	11,577,190	$177,015,240

TOTAL INVESTMENTS - 100.0%
(Cost $157,151,571)		177,015,240

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(70,880)

NET ASSETS - 100.0%		$176,944,360

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of March 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Mutual Fund	$177,015,240	$177,015,240	$-	$-

American Funds Asset Allocation Portfolio (a “Feeder Portfolio”) invests substantially all of its assets in Class 1 shares of the Asset Allocation Fund of the American Funds Insurance Series, (a “Master Fund”). The Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The Schedule of Investments of the Master Fund may be obtained on the Securities and Exchange Commission’s website http://www.sec.gov and on the Pacific Select Fund’s website at http://www.pacificlife.com. American Funds is a registered trademark of American Funds Distributors, Inc.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 2.8%

Health Care - 2.8%

Mylan Inc 6.500%	4,200	$5,712,000

Total Convertible Preferred Stocks
(Cost $2,666,219)		5,712,000

COMMON STOCKS - 54.9%

Consumer Discretionary - 4.0%

Jupiter Telecommunications Co Ltd † + (Japan)	5,351	6,188,097
Liberty Global Inc ‘A’ *	62,300	1,816,668

		8,004,765

Consumer Staples - 6.6%

Altria Group Inc	71,560	1,468,411
CVS Caremark Corp	36,100	1,319,816
Lorillard Inc	43,710	3,288,741
Molson Coors Brewing Co ‘B’	17,700	744,462
Nestle SA + (Switzerland)	77,950	3,994,312
The Kroger Co	71,800	1,555,188
Walgreen Co	24,800	919,832

		13,290,762

Energy - 5.5%

Chevron Corp	70,000	5,308,100
Exxon Mobil Corp	85,440	5,722,771

		11,030,871

Financials - 8.4%

Assurant Inc	44,000	1,512,720
Bank of America Corp	193,000	3,445,050
Everest Re Group Ltd (Bermuda)	60,460	4,893,028
JPMorgan Chase & Co	106,600	4,770,350
Morgan Stanley	38,000	1,113,020
The Goldman Sachs Group Inc	6,900	1,177,347

		16,911,515

Health Care - 5.3%

Aetna Inc	69,900	2,454,189
Amgen Inc *	18,900	1,129,464
Covidien PLC (Ireland)	37,300	1,875,444
Genzyme Corp *	15,100	782,633
Merck & Co Inc	77,575	2,897,426
Pfizer Inc	58,606	1,005,093
Vanda Pharmaceuticals Inc *	52,800	609,312

		10,753,561

Industrials - 4.9%

AerCap Holdings NV * (Netherlands)	7,300	84,096
Aircastle Ltd (Bermuda)	119,000	1,126,930
General Cable Corp *	40,900	1,104,300
Joy Global Inc	51,310	2,904,146
Navistar International Corp *	75,170	3,362,354
Tyco International Ltd (Multi-National)	33,100	1,266,075

		9,847,901

Information Technology - 17.8%

Dell Inc *	119,900	1,799,699
eBay Inc *	128,090	3,452,026
Google Inc ‘A’ *	9,790	5,551,028
Oracle Corp	104,700	2,689,743
QUALCOMM Inc	90,560	3,802,614
Research In Motion Ltd (NASDAQ) * (Canada)	52,430	3,877,198
Rovi Corp *	151	5,607
Synopsys Inc *	50,000	1,118,500
Take-Two Interactive Software Inc *	840,857	8,282,441
THQ Inc *	749,700	5,255,397

		35,834,253

Materials - 1.9%

Celanese Corp ‘A’	22,600	719,810
Potash Corp of Saskatchewan Inc (NYSE) (Canada)	26,200	3,126,970

		3,846,780

Utilities - 0.5%

Edison International	32,400	1,107,108

Total Common Stocks
(Cost $106,481,693)		110,627,516

	Principal
	Amount
CORPORATE BONDS & NOTES - 14.3%

Consumer Discretionary - 1.9%

CBS Corp
7.875% due 07/30/30	$115,000	127,070
8.875% due 05/15/19	180,000	217,795
Comcast Cable Communications Holdings Inc
9.455% due 11/15/22	120,000	160,665
Daimler Finance North America LLC
6.500% due 11/15/13	190,000	210,812
DIRECTV Holdings LLC
7.625% due 05/15/16 Δ	355,000	398,091
DISH DBS Corp
7.875% due 09/01/19	170,000	177,650
Fortune Brands Inc
6.375% due 06/15/14	287,000	314,378
Grupo Televisa SA (Mexico)
6.625% due 01/15/40	164,000	164,586
Historic TW Inc
9.125% due 01/15/13	135,000	157,805
Hyatt Hotels Corp
5.750% due 08/15/15 ~ Δ	195,000	199,205
Lamar Media Corp
9.750% due 04/01/14	177,000	194,258
Lear Corp
8.125% due 03/15/20	195,000	199,144
Mattel Inc
6.125% due 06/15/11	185,000	194,008
Service Corp International
6.750% due 04/01/15	195,000	195,000
Staples Inc
7.750% due 04/01/11	280,000	297,169
The Home Depot Inc
5.875% due 12/16/36	172,000	167,466
Time Warner Entertainment Co LP
8.375% due 07/15/33	105,000	126,820
Virgin Media Secured Finance PLC (United Kingdom)
6.500% due 01/15/18 ~ Δ	200,000	201,500

		3,703,422

Consumer Staples - 0.7%

Altria Group Inc
9.700% due 11/10/18	330,000	406,398
Anheuser-Busch InBev Worldwide Inc
7.750% due 01/15/19 ~ Δ	210,000	250,181
Bunge Ltd Finance Corp
5.350% due 04/15/14	15,000	15,671
8.500% due 06/15/19	145,000	168,842

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
Constellation Brands Inc
8.375% due 12/15/14 Δ	$180,000	$195,525
Delhaize America Inc
9.000% due 04/15/31	80,000	102,040
Kraft Foods Inc
6.500% due 02/09/40	165,000	171,559
Sara Lee Corp
6.250% due 09/15/11	135,000	143,499

		1,453,715

Energy - 1.7%

Anadarko Petroleum Corp
6.450% due 09/15/36	164,000	167,672
DCP Midstream LLC
5.350% due 03/15/20 ~ Δ	65,000	65,256
7.875% due 08/16/10	175,000	179,511
9.750% due 03/15/19 ~ Δ	75,000	96,301
El Paso Corp
8.250% due 02/15/16	200,000	214,500
Energy Transfer Partners LP
7.500% due 07/01/38	160,000	179,758
Enterprise Products Operating LLC
7.500% due 02/01/11	160,000	167,512
Kerr-McGee Corp
6.875% due 09/15/11	141,000	151,967
Nexen Inc (Canada)
6.400% due 05/15/37	185,000	187,085
NuStar Pipeline Operating Partnership LP
5.875% due 06/01/13	360,000	385,289
Peabody Energy Corp
6.875% due 03/15/13	190,000	193,087
Pride International Inc
8.500% due 06/15/19	225,000	255,375
Rockies Express Pipeline LLC
3.900% due 04/15/15 ~ Δ	164,000	161,926
5.625% due 04/15/20 ~ Δ	131,000	129,216
The Williams Cos Inc
6.375% due 10/01/10 ~ Δ	250,000	254,651
Weatherford International Inc
6.625% due 11/15/11	34,000	36,401
Weatherford International Ltd (Switzerland)
6.500% due 08/01/36	135,000	134,562
Williams Partners LP
7.250% due 02/01/17	216,000	246,785
Woodside Finance Ltd (Australia)
4.500% due 11/10/14 ~ Δ	170,000	174,341

		3,381,195

Financials - 4.7%

AvalonBay Communities Inc
6.625% due 09/15/11	82,000	87,753
AXA SA (France)
6.379% § ± ~ Δ	275,000	242,000
Barclays Bank PLC (United Kingdom)
6.278% § ± Δ	440,000	354,750
Blackstone Holdings Finance Co LLC
6.625% due 08/15/19 ~ Δ	300,000	302,462
Capital One Capital V
10.250% due 08/15/39	285,000	338,520
Citigroup Inc
6.000% due 08/15/17	355,000	363,538
8.125% due 07/15/39	312,000	361,274
City National Capital Trust I
9.625% due 02/01/40	205,000	228,363
Comerica Capital Trust II
6.576% due 02/20/37 §	232,000	205,900
Digital Realty Trust LP
5.875% due 02/01/20 ~ Δ	200,000	195,925
Fifth Third Bancorp
5.450% due 01/15/17	123,000	121,730
8.250% due 03/01/38	95,000	100,101
Ford Motor Credit Co LLC
9.750% due 09/15/10	375,000	384,033
General Electric Capital Corp
4.250% due 06/15/12	170,000	177,293
5.500% due 01/08/20	209,000	213,636
Genworth Financial Inc
8.625% due 12/15/16	323,000	352,748
Goldman Sachs Capital I
6.345% due 02/15/34	208,000	192,623
HSBC Finance Capital Trust IX
5.911% due 11/30/35 §	360,000	322,200
Irish Life & Permanent Group Holdings PLC (Ireland)
3.600% due 01/14/13 ~ Δ	405,000	404,380
JPMorgan Chase & Co
7.900% § ±	735,000	786,232
Lincoln National Corp
6.050% due 04/20/67 §	150,000	126,375
7.000% due 05/17/66 §	260,000	239,200
Mack-Cali Realty Corp LP
5.250% due 01/15/12	76,000	79,202
Marsh & McLennan Cos Inc
5.150% due 09/15/10	190,000	193,293
Merrill Lynch & Co Inc
7.750% due 05/14/38	407,000	452,518
Morgan Stanley
5.550% due 04/27/17	100,000	102,367
7.300% due 05/13/19	100,000	110,667
Nomura Holdings Inc (Japan)
6.700% due 03/04/20	200,000	207,938
Principal Life Global Funding I
4.400% due 10/01/10 ~ Δ	187,000	189,737
ProLogis
7.625% due 08/15/14	170,000	186,050
Prudential Holdings LLC
8.695% due 12/18/23 ~	150,000	173,165
SLM Corp
8.000% due 03/25/20	195,000	190,203
Swiss Re Capital I LP (United Kingdom)
6.854% § ± ~ Δ	380,000	347,039
The Hartford Financial Services Group Inc
6.000% due 01/15/19	140,000	143,612
The Royal Bank of Scotland Group PLC (United Kingdom)
6.400% due 10/21/19	350,000	350,531
Wells Fargo & Co
7.980% § ±	625,000	656,250

		9,483,608

Health Care - 0.7%

Fisher Scientific International Inc
6.125% due 07/01/15	341,000	354,239
HCA Inc
8.500% due 04/15/19 ~ Δ	185,000	199,915
Life Technologies Corp
6.000% due 03/01/20	330,000	338,507
Watson Pharmaceuticals Inc
6.125% due 08/15/19	195,000	205,337
WellPoint Inc
5.000% due 01/15/11	180,000	185,318

		1,283,316

Industrials - 1.3%

Alliant Techsystems Inc
6.750% due 04/01/16	97,000	97,970
BAE Systems Holdings Inc
6.375% due 06/01/19 ~ Δ	190,000	206,729

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
Browning-Ferris Industries Inc
7.400% due 09/15/35	$120,000	$133,473
Corrections Corp of America
7.750% due 06/01/17	192,000	201,600
CSX Corp
7.375% due 02/01/19	285,000	332,659
L-3 Communications Corp
5.875% due 01/15/15	205,000	209,612
Meccanica Holdings USA
6.250% due 01/15/40 ~ Δ	100,000	98,369
7.375% due 07/15/39 ~ Δ	177,000	194,849
Republic Services Inc
6.750% due 08/15/11	165,000	175,793
Roper Industries Inc
6.250% due 09/01/19	200,000	212,318
RR Donnelley & Sons Co
5.625% due 01/15/12	190,000	197,544
SPX Corp
7.625% due 12/15/14	215,000	226,019
Tyco International Ltd (Multi-National)
6.875% due 01/15/21	349,000	399,581

		2,686,516

Information Technology - 0.3%

Agilent Technologies Inc
5.500% due 09/14/15	319,000	342,284
CA Inc
5.375% due 12/01/19	105,000	106,331
Motorola Inc
8.000% due 11/01/11	180,000	194,561

		643,176

Materials - 1.0%

Ashland Inc
9.125% due 06/01/17 ~ Δ	180,000	202,050
Ball Corp
7.125% due 09/01/16	205,000	218,838
Cliffs Natural Resources Inc
5.900% due 03/15/20	140,000	143,647
Freeport-McMoRan Copper & Gold Inc
8.375% due 04/01/17	285,000	317,487
Sealed Air Corp
7.875% due 06/15/17 ~ Δ	181,000	196,720
Teck Resources Ltd (Canada)
9.750% due 05/15/14	225,000	267,750
Terra Capital Inc
7.750% due 11/01/19	260,000	315,250
Vale Overseas Ltd (Cayman)
6.875% due 11/10/39	200,000	208,230
Xstrata Canada Corp (Canada)
5.375% due 06/01/15	60,000	62,986
6.000% due 10/15/15	107,000	115,549

		2,048,507

Telecommunication Services - 1.1%

American Tower Corp
7.000% due 10/15/17	151,000	169,498
AT&T Inc
6.300% due 01/15/38	187,000	190,390
British Telecommunications PLC (United Kingdom)
9.625% due 12/15/30 §	127,000	160,328
Deutsche Telekom International Finance BV (Netherlands)
8.500% due 06/15/10	135,000	136,999
Embarq Corp
6.738% due 06/01/13	185,000	201,414
Frontier Communications Corp
6.250% due 01/15/13	190,000	192,850
Qwest Corp
7.625% due 06/15/15	189,000	207,427
Rogers Communications Inc (Canada)
9.625% due 05/01/11	75,000	81,314
Telecom Italia Capital SA (Luxembourg)
4.875% due 10/01/10	280,000	284,911
Telefonica Europe BV (Netherlands)
7.750% due 09/15/10	130,000	133,939
TELUS Corp (Canada)
8.000% due 06/01/11	151,000	162,554
Verizon Communications Inc
6.400% due 02/15/38	123,000	128,038
Windstream Corp
8.625% due 08/01/16	225,000	231,187

		2,280,849

Utilities - 0.9%

Allegheny Energy Supply Co LLC
8.250% due 04/15/12 ~	147,000	162,207
Constellation Energy Group Inc
7.600% due 04/01/32	195,000	223,875
Energy Future Holdings Corp
10.000% due 01/15/20 ~ Δ	25,000	26,188
FirstEnergy Corp
7.375% due 11/15/31	132,000	136,978
NiSource Finance Corp
7.875% due 11/15/10	180,000	186,933
NRG Energy Inc
7.375% due 02/01/16	190,000	189,050
Oncor Electric Delivery Co
6.375% due 01/15/15	247,000	273,529
Pipeline Funding Co LLC
7.500% due 01/15/30 ~ Δ	137,000	131,167
Progress Energy Inc
6.850% due 04/15/12	20,000	21,832
Sempra Energy
6.500% due 06/01/16	80,000	89,480
9.800% due 02/15/19	165,000	214,774
Texas-New Mexico Power Co
9.500% due 04/01/19 ~ Δ	50,000	61,013
The Narragansett Electric Co
5.638% due 03/15/40 ~ Δ	82,000	79,757

		1,796,783

Total Corporate Bonds & Notes
(Cost $27,437,394)		28,761,087

MORTGAGE-BACKED SECURITIES - 29.2%

Collateralized Mortgage Obligations - Commercial - 2.3%

Banc of America Commercial Mortgage Inc
5.421% due 09/10/45 " §	1,205,000	1,057,227
5.451% due 01/15/49 "	290,000	284,816
Citigroup Commercial Mortgage Trust
6.095% due 12/10/49 " §	385,000	329,913
GE Capital Commercial Mortgage Corp
5.332% due 11/10/45 " §	300,000	273,770
6.070% due 06/10/38 "	265,000	279,002
Greenwich Capital Commercial Funding Corp
5.444% due 03/10/39 "	260,000	253,221
GS Mortgage Securities Corp II
6.733% due 02/14/16 " ~ Δ	455,000	477,557
JPMorgan Chase Commercial Mortgage Securities Corp
4.999% due 10/15/42 " §	390,000	365,431
5.305% due 01/15/49 "	175,000	174,127
5.317% due 01/15/49 "	255,000	251,095
5.991% due 06/15/49 " §	225,000	232,849

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
LB-UBS Commercial Mortgage Trust
5.318% due 02/15/40 "	$405,000	$413,082
Wachovia Bank Commercial Mortgage Trust
5.678% due 05/15/46 "	215,000	207,304

		4,599,394

Collateralized Mortgage Obligations - Residential - 11.0%

Countrywide Alternative Loan Trust
5.000% due 07/25/35 "	598,628	451,494
Deutsche ALT-A Securities Inc Alternate Loan Trust
6.005% due 10/25/36 " §	306,285	163,393
Fannie Mae
4.000% due 04/25/19 "	620,386	646,836
4.500% due 04/25/17 "	559,837	575,862
5.000% due 01/25/20 - 08/25/35 "	2,169,144	2,300,783
5.500% due 12/25/25 - 11/25/33 "	1,498,511	1,577,406
6.000% due 11/25/28 "	185,953	202,170
23.297% due 06/25/36 " §	177,416	218,235
23.664% due 03/25/36 " §	253,761	318,515
Fannie Mae (IO)
5.500% due 06/25/23 - 06/01/35 " Δ	3,378,102	580,057
5.804% due 03/25/35 - 10/25/35 " § Δ	721,779	66,069
6.000% due 08/01/33 - 08/01/35 " Δ	1,697,575	299,628
6.000% due 09/01/35 " § Δ	340,533	43,534
6.294% due 06/25/37 " § Δ	3,125,782	289,011
6.454% due 02/25/35 - 10/25/35 " § Δ	1,908,844	253,681
6.500% due 02/01/32 - 02/01/33 " Δ	528,466	102,178
6.500% due 02/01/33 " § Δ	223,916	32,121
6.504% due 08/25/25 " § Δ	831,618	98,867
6.824% due 04/25/35 " § Δ	76,465	9,738
6.854% due 11/25/30 " § Δ	263,628	41,339
7.000% due 06/01/23 " Δ	513,032	93,036
7.500% due 08/01/23 - 11/01/23 " Δ	826,468	165,967
7.654% due 11/25/31 " § Δ	564,460	96,231
7.704% due 01/25/32 " § Δ	135,074	22,136
7.754% due 04/25/32 - 12/25/32 " § Δ	1,468,789	235,035
7.854% due 03/25/32 - 11/25/32 " § Δ	249,016	31,563
7.864% due 12/18/32 " § Δ	189,288	27,739
8.004% due 02/25/33 " § Δ	342,227	47,852
Fannie Mae (PO)
0.000% due 09/25/23 " Δ	174,693	151,021
Federal Home Loan Bank
4.970% due 02/24/12 "	487,662	510,949
First Horizon Alternative Mortgage Securities
5.500% due 04/25/37 "	266,476	186,917
6.000% due 01/25/35 "	273,128	254,969
Freddie Mac
3.000% due 02/15/30 "	450,897	456,571
4.000% due 08/15/16 - 11/15/27 "	1,359,157	1,397,209
4.375% due 04/15/15 "	182,880	187,542
4.500% due 02/15/17 - 12/15/28 "	447,316	460,999
4.750% due 01/15/31 "	304,064	316,745
5.000% due 02/15/20 - 06/15/33 "	1,463,204	1,540,355
5.500% due 02/15/26 - 10/15/30 "	1,591,926	1,646,492
6.000% due 03/15/17 - 02/15/27 "	981,781	1,023,975
6.500% due 02/15/28 - 03/15/32 "	761,903	833,947
23.540% due 06/15/34 " §	150,301	180,631
23.907% due 08/15/35 " §	78,189	96,936
Freddie Mac (IO)
5.920% due 07/15/25 - 02/15/26 " § Δ	1,425,553	150,868
6.000% due 12/15/32 - 03/01/33 " Δ	525,201	104,659
6.420% due 04/15/36 " § Δ	1,166,329	137,346
6.470% due 01/15/35 " § Δ	1,355,631	176,499
6.500% due 02/01/28 " Δ	65,200	13,364
6.500% due 10/15/35 " § Δ	121,458	15,260
7.000% due 04/01/27 " Δ	242,151	62,664
7.020% due 04/15/33 " § Δ	265,906	25,843
7.370% due 02/15/30 - 02/15/32 " § Δ	39,572	2,086
7.420% due 07/15/26 - 03/15/29 " § Δ	452,948	85,722
Freddie Mac (PO)
0.000% due 06/01/26 " Δ	59,110	48,972
Government National Mortgage Association (IO)
7.270% due 02/16/32 " § Δ	352,705	50,734
7.370% due 01/16/27 " § Δ	284,920	45,056
7.420% due 01/17/30 " § Δ	253,148	46,227
7.470% due 12/16/26 " § Δ	779,265	133,659
Impac CMB Trust
0.786% due 05/25/35 " §	266,015	190,437
JPMorgan Mortgage Trust
7.000% due 08/25/37 "	349,137	275,882
MASTR Adjustable Rate Mortgages Trust
3.000% due 04/21/34 " §	232,986	225,705
MASTR Alternative Loans Trust
6.000% due 07/25/34 "	622,510	537,237
Residential Accredit Loans Inc
5.750% due 01/25/33 "	187,010	187,053
6.000% due 09/25/36 "	85,293	80,068
Wells Fargo Mortgage-Backed Securities Trust
2.872% due 02/25/35 " §	154,166	139,262
4.940% due 03/25/36 " §	874,595	725,625
5.059% due 03/25/36 " §	553,207	472,050

		22,168,012

Fannie Mae - 14.0%

4.500% due 04/01/25 - 04/01/40 "	4,732,000	4,782,603
5.000% due 04/01/25 - 06/01/40 "	5,639,000	5,815,808
5.500% due 04/01/25 - 04/01/40 "	6,106,000	6,435,418
6.000% due 04/01/25 - 04/01/40 "	8,845,787	9,466,591
6.500% due 04/01/40 "	1,454,000	1,575,546
7.500% due 01/01/33 "	109,161	123,549
8.500% due 07/01/32 "	13,909	15,751

		28,215,266

Freddie Mac - 1.1%

5.500% due 09/01/39 "	1,166,056	1,232,393
7.000% due 10/01/37 "	936,503	1,041,182

		2,273,575

Government National Mortgage Association - 0.8%

4.500% due 04/01/40 "	1,515,000	1,531,807

Total Mortgage-Backed Securities
(Cost $58,149,996)		58,788,054

ASSET-BACKED SECURITIES - 4.6%

Ally Master Owner Trust
1.980% due 01/15/15 " § ~	200,000	201,144
AmeriCredit Automobile Receivables Trust
0.970% due 01/15/13 "	85,000	85,028
Argent Securities Inc
0.726% due 05/25/34 " §	247,730	206,407
BA Credit Card Trust
4.720% due 05/15/13 "	315,000	323,927
Bank of America Auto Trust
3.030% due 10/15/16 " ~ Δ	620,000	638,376
Bayview Financial Acquisition Trust
0.547% due 02/28/41 " § +	259,835	206,536
Capital One Multi-Asset Execution Trust
3.200% due 04/15/14 " +	230,000	235,981
Centre Point Funding LLC
5.430% due 07/20/16 " ~	100,000	100,135
Chase Issuance Trust
4.960% due 09/17/12 "	540,000	551,075
Chrysler Financial Lease Trust
1.780% due 06/15/11 " ~	210,000	209,955
CIT Equipment Collateral
2.200% due 06/15/11 " ~ Δ	184,532	185,134

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
Citibank Credit Card Issuance Trust
5.000% due 06/10/15 "	$180,000	$183,604
CNH Equipment Trust
0.810% due 08/15/12 "	245,000	245,000
2.970% due 03/15/13 "	275,771	279,537
Countrywide Asset-Backed Certificates
0.986% due 02/25/33 " §	18,836	15,212
5.363% due 05/25/36 " §	167,918	137,341
5.382% due 05/25/36 " §	302,039	226,804
DT Auto Owner Trust
2.980% due 10/15/15 " ~	176,247	177,038
Ellington Loan Acquisition Trust
1.046% due 05/27/37 " § ~ Δ	289,768	251,113
Ford Credit Auto Lease Trust
1.040% due 03/15/13 " ~ Δ	185,000	185,055
Ford Credit Auto Owner Trust
0.800% due 03/15/12 "	410,000	410,444
2.100% due 11/15/11 "	90,201	90,582
Ford Credit Floorplan Master Owner Trust
1.780% due 09/15/14 " §	195,000	195,606
1.880% due 12/15/14 " § ~ +	205,000	206,086
Harley-Davidson Motorcycle Trust
2.000% due 07/15/12 "	668,833	672,458
HFC Home Equity Loan Trust
0.500% due 01/20/35 " §	251,897	223,292
Honda Auto Receivables Owner Trust
1.500% due 08/15/11 " Δ	325,000	326,233
Household Credit Card Master Note Trust I
0.280% due 04/15/13 " §	215,000	214,622
MBNA Credit Card Master Note Trust
1.580% due 03/15/16 " §	215,000	206,768
4.500% due 01/15/13 "	535,000	542,834
Merrill Auto Trust Securitization
0.290% due 12/15/13 " §	230,000	228,613
Morgan Stanley Resecuritization Trust
0.480% due 06/17/13 " § ~ +	190,000	187,150
Morgan Stanley Structured Trust
0.326% due 06/25/37 " §	218,806	201,467
Navistar Financial Dealer Note Master Trust
1.878% due 01/26/15 " § ~ Δ	330,000	330,163
Nissan Master Owner Trust Receivables
1.380% due 01/15/15 " § ~ +	200,000	200,707
Option One Mortgage Loan Trust
0.346% due 07/25/36 " §	342,595	209,262
Structured Asset Investment Loan Trust
0.286% due 09/25/36 " §	17,572	17,483
World Financial Network Credit Card Master Trust
2.360% due 05/15/14 " +	200,000	200,705

Total Asset-Backed Securities
(Cost $9,627,988)		9,308,877

U.S. GOVERNMENT AGENCY ISSUES - 0.5%

Fannie Mae
2.625% due 11/20/14	420,000	420,483
3.000% due 09/16/14	65,000	66,264
Freddie Mac
2.500% due 04/23/14	105,000	105,958
2.875% due 02/09/15	475,000	478,456

Total U.S. Government Agency Issues
(Cost $1,069,796)		1,071,161

SHORT-TERM INVESTMENT - 7.4%

Repurchase Agreement - 7.4%

Fixed Income Clearing Corp 0.000% due 04/01/10 (Dated 03/31/10, repurchase price of $14,852,000; collateralized by Federal Home Loan Bank: 0.700% due 04/18/11 and value $15,149,094)	14,852,000	14,852,000

Total Short-Term Investment
(Cost $14,852,000)		14,852,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 113.7%
(Cost $220,285,086)		229,120,695

	Shares
SECURITIES LENDING COLLATERAL - 0.1%

State Street Navigator Securities Lending Trust-PSF Portfolio	96,522	96,522

Total Securities Lending Collateral
(Cost $96,522)		96,522

TOTAL INVESTMENTS - 113.8%
(Cost $220,381,608)		229,217,217

OTHER ASSETS & LIABILITIES, NET - (13.8%)		(27,709,514)

NET ASSETS - 100.0%		$201,507,703

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate value of $11,419,574 or 5.7% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c)	5.8% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

(d)	Open futures contracts outstanding as of March 31, 2010 were as follows:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)
U.S. Treasury 10-Year Notes (06/10)	100	$10,000,000	($49,125)
U.S. Treasury 30-Year Bonds (06/10)	52	5,200,000	756

Short Futures Outstanding
U.S. Treasury 2-Year Notes (06/10)	9	1,800,000	1,592
U.S. Treasury 5-Year Notes (06/10)	104	10,400,000	14,550

			($32,227)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

(e)	Swap agreements outstanding as of March 31, 2010 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
								Upfront
	Fixed Deal				Implied Credit			Premiums
	Pay		Expiration	Counter-	Spread at	Notional		Paid	Unrealized
Referenced Obligation	Rate		Date	party	03/31/10 (3)	Amount (4)	Value (5)	(Received)	Depreciation
Inco Ltd 7.750% due 05/15/12	(0.630%	)	03/20/17	MSC	0.627%	$520,000	($90)	$-	($90)
Inco Ltd 7.750% due 05/15/12	(0.700%	)	03/20/17	MSC	0.627%	515,000	(2,350)	-	(2,350)

							($2,440)	$-	($2,440)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
								Upfront
	Fixed Deal				Implied Credit			Premiums
	Receive		Expiration	Counter-	Spread at	Notional		Paid	Unrealized
Referenced Obligation	Rate		Date	party	03/31/10 (3)	Amount (4)	Value (5)	(Received)	Depreciation
Vale Overseas Ltd 8.250% due 01/17/34	1.100%		03/20/17	MSC	1.305%	$520,000	($6,566)	$-	($6,566)
Vale Overseas Ltd 8.250% due 01/17/34	1.170%		03/20/17	MSC	1.305%	515,000	(4,284)	-	(4,284)

							($10,850)	$-	($10,850)

Total Credit Default Swaps							($13,290)	$-	($13,290)

Total Swap Agreements							($13,290)	$-	($13,290)

(1) If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2) If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3) Implied credit spreads, represented in the absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4) The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5) The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	As of March 31, 2010, $257,748 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

(g)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of March 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$5,712,000	$5,712,000	$-	$-
	Common Stocks
	Consumer Discretionary	8,004,765	1,816,668	6,188,097	-
	Consumer Staples	13,290,762	9,296,450	3,994,312	-
	Energy	11,030,871	11,030,871	-	-
	Financials	16,911,515	16,911,515	-	-
	Health Care	10,753,561	10,753,561	-	-
	Industrials	9,847,901	9,847,901	-	-
	Information Technology	35,834,253	35,834,253	-	-
	Materials	3,846,780	3,846,780	-	-
	Utilities	1,107,108	1,107,108	-	-

		110,627,516	100,445,107	10,182,409	-
	Corporate Bonds & Notes	28,761,087	-	28,761,087	-
	Mortgage-Backed Securities	58,788,054	-	58,788,054	-
	Asset-Backed Securities	9,308,877	-	9,063,877	245,000
	U.S. Government Agency Issues	1,071,161	-	1,071,161	-
	Short-Term Investment	14,852,000	-	14,852,000	-
	Securities Lending Collateral	96,522	-	96,522	-
	Investments in Other Financial Instruments (2)	16,898	16,898	-	-

		229,234,115	106,174,005	122,815,110	245,000

Liabilities	Investments in Other Financial Instruments (2)	(62,415)	(49,125)	(13,290)	-

	Total	$229,171,700	$106,124,880	$122,801,820	$245,000

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Portfolio’s assets and liabilities for the period ended March 31, 2010:

Change in Net
Unrealized
					Total Change			Appreciation on
	Value,	Net	Accrued	Total Net	in Net	Transfers		Level 3 Holdings
	Beginning of	Purchases	Discounts	Realized	Unrealized	In and/or	Value,	Held at the End of
	Period	(Sales)	(Premiums)	Gains (Losses)	Appreciation	Out of Level 3	End of Period	Period, if Applicable
Asset-Backed Securities	$-	$244,989	$-	$-	$11	$-	$245,000	$11

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.
(2)	Investments in other financial instruments may include open futures contracts, swap contracts, purchased options, written options, and forward foreign currency contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD Aggregate Bond Index Portfolio	2,588,317	$26,908,098
PD High Yield Bond Index Portfolio	214,873	2,512,278
PD Large-Cap Growth Index Portfolio	435,908	5,811,588
PD Large-Cap Value Index Portfolio	551,042	7,420,598
PD Small-Cap Growth Index Portfolio	78,866	1,073,688
PD Small-Cap Value Index Portfolio	116,046	1,613,886
PD International Large-Cap Portfolio	400,003	5,271,073

Total Affiliated Mutual Funds
(Cost $47,317,199)		50,611,209

TOTAL INVESTMENTS - 100.0%
(Cost $47,317,199)		50,611,209

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(13,723)

NET ASSETS - 100.0%		$50,597,486

PACIFIC SELECT FUND
PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD Aggregate Bond Index Portfolio	3,064,079	$31,854,113
PD High Yield Bond Index Portfolio	311,492	3,641,947
PD Large-Cap Growth Index Portfolio	1,202,393	16,030,455
PD Large-Cap Value Index Portfolio	1,406,759	18,944,111
PD Small-Cap Growth Index Portfolio	211,182	2,875,067
PD Small-Cap Value Index Portfolio	276,208	3,841,298
PD International Large-Cap Portfolio	932,814	12,292,218
PD Emerging Markets Portfolio	197,711	2,887,001

Total Affiliated Mutual Funds
(Cost $84,033,943)		92,366,210

TOTAL INVESTMENTS - 100.0%
(Cost $84,033,943)		92,366,210

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(23,003)

NET ASSETS - 100.0%		$92,343,207

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Portfolios’ holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolios’ assets and liabilities as of March 31, 2010:

			Level 2	Level 3
	Total Value at	Level 1	Significant	Significant
	March 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Pacific Dynamix - Conservative Growth
Assets Affiliated Mutual Funds	$50,611,209	$50,611,209	$-	$-

Pacific Dynamix - Moderate Growth
Assets Affiliated Mutual Funds	$92,366,210	$92,366,210	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PACIFIC DYNAMIX - GROWTH PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD Aggregate Bond Index Portfolio	1,293,684	$13,449,111
PD Large-Cap Growth Index Portfolio	1,097,092	14,626,578
PD Large-Cap Value Index Portfolio	1,244,419	16,757,956
PD Small-Cap Growth Index Portfolio	305,430	4,158,176
PD Small-Cap Value Index Portfolio	345,784	4,808,917
PD International Large-Cap Portfolio	995,891	13,123,420
PD Emerging Markets Portfolio	200,667	2,930,161

Total Affiliated Mutual Funds
(Cost $62,587,672)		69,854,319

TOTAL INVESTMENTS - 100.0%
(Cost $62,587,672)		69,854,319

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(15,256)

NET ASSETS - 100.0%		$69,839,063

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of March 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Affiliated Mutual Funds	$69,854,319	$69,854,319	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 21.3%

Consumer Discretionary - 1.3%

CBS Corp
8.875% due 05/15/19	$25,000	$30,249
Comcast Corp
5.700% due 07/01/19	100,000	104,607
6.950% due 08/15/37	50,000	54,263
Cox Communications Inc
5.450% due 12/15/14	25,000	27,052
Dartmouth College
4.750% due 06/01/19	25,000	25,833
DIRECTV Holdings LLC
3.550% due 03/15/15 ~	50,000	49,248
5.200% due 03/15/20 ~	35,000	34,524
Fortune Brands Inc
3.000% due 06/01/12	50,000	50,126
McDonald’s Corp
5.000% due 02/01/19	25,000	26,281
News America Inc
6.900% due 03/01/19	50,000	56,919
Nordstrom Inc
6.750% due 06/01/14	20,000	22,479
Princeton University
5.700% due 03/01/39	50,000	52,142
Target Corp
6.000% due 01/15/18	25,000	28,030
7.000% due 01/15/38	25,000	28,994
The Home Depot Inc
5.400% due 03/01/16	50,000	54,073
5.875% due 12/16/36	25,000	24,341
The Walt Disney Co
4.500% due 12/15/13	25,000	26,946
Thomson Reuters Corp (Canada)
4.700% due 10/15/19	25,000	25,175
Time Warner Cable Inc
5.000% due 02/01/20	25,000	24,697
6.750% due 06/15/39	50,000	52,622
7.500% due 04/01/14	50,000	57,769
Time Warner Inc
6.875% due 05/01/12	100,000	110,049
TJX Cos Inc
4.200% due 08/15/15	25,000	26,469
Toll Brothers Finance Corp
6.750% due 11/01/19	25,000	25,305
Viacom Inc
5.625% due 09/15/19	25,000	26,015
Yum! Brands Inc
4.250% due 09/15/15	25,000	25,617
6.875% due 11/15/37	25,000	27,233

		1,097,058

Consumer Staples - 1.8%

Altria Group Inc
9.950% due 11/10/38	50,000	65,845
Anheuser-Busch InBev Worldwide Inc
3.000% due 10/15/12	150,000	154,119
4.125% due 01/15/15	50,000	51,501
6.375% due 01/15/40	15,000	16,066
Bunge Ltd Finance Corp
8.500% due 06/15/19	10,000	11,644
Coca-Cola Enterprises Inc
4.250% due 03/01/15	25,000	26,490
CVS Caremark Corp
6.600% due 03/15/19	25,000	27,998
Diageo Capital PLC (United Kingdom)
7.375% due 01/15/14	50,000	58,195
Dr Pepper Snapple Group Inc
2.350% due 12/21/12	25,000	25,194
HJ Heinz Finance Co
6.000% due 03/15/12	25,000	27,037
Kellogg Co
7.450% due 04/01/31	25,000	30,508
Kimberly-Clark Corp
7.500% due 11/01/18	50,000	60,825
Kraft Foods Inc
6.125% due 02/01/18	100,000	109,600
PepsiCo Inc
3.100% due 01/15/15	25,000	25,293
5.000% due 06/01/18	100,000	105,559
Philip Morris International Inc
6.875% due 03/17/14	300,000	343,836
The Clorox Co
3.550% due 11/01/15	25,000	25,361
The Kroger Co
3.900% due 10/01/15	50,000	50,663
The Procter & Gamble Co
3.500% due 02/15/15	50,000	51,271
5.500% due 02/01/34	50,000	50,360
Wal-Mart Stores Inc
3.200% due 05/15/14	50,000	51,315
6.500% due 08/15/37	50,000	55,617
Walgreen Co
5.250% due 01/15/19	25,000	26,616

		1,450,913

Energy - 1.5%

Anadarko Petroleum Corp
6.450% due 09/15/36	50,000	51,120
Apache Corp
6.000% due 01/15/37	25,000	26,394
Buckeye Partners LP
5.500% due 08/15/19	25,000	25,354
Canadian Natural Resources Ltd (Canada)
6.750% due 02/01/39	90,000	99,298
ConocoPhillips
5.750% due 02/01/19	50,000	54,600
6.500% due 02/01/39	50,000	56,045
Devon Energy Corp
6.300% due 01/15/19	50,000	55,904
Diamond Offshore Drilling Inc
5.700% due 10/15/39	25,000	24,596
Enbridge Energy Partners LP
5.200% due 03/15/20	15,000	15,094
Energy Transfer Partners LP
9.000% due 04/15/19	25,000	30,748
Enterprise Products Operating LLC
6.125% due 10/15/39	15,000	14,798
9.750% due 01/31/14	25,000	30,382
Halliburton Co
7.450% due 09/15/39	25,000	30,605
Kinder Morgan Energy Partners LP
5.625% due 02/15/15	35,000	37,993
6.950% due 01/15/38	25,000	27,168
Nexen Inc (Canada)
6.200% due 07/30/19	15,000	16,201
Petrobras International Finance Co (Cayman)
5.750% due 01/20/20	25,000	25,737
6.875% due 01/20/40	25,000	25,930
Petroleos Mexicanos (Mexico)
4.875% due 03/15/15 ~	50,000	51,600
Plains All American Pipeline LP
4.250% due 09/01/12	50,000	51,977
Rowan Cos Inc
7.875% due 08/01/19	30,000	34,418
Shell International Finance BV (Netherlands)
1.300% due 09/22/11	100,000	100,537
Spectra Energy Capital LLC
6.200% due 04/15/18	25,000	27,002

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
TransCanada Pipelines Ltd (Canada)
7.125% due 01/15/19	$25,000	$29,339
7.625% due 01/15/39	50,000	61,127
Transocean Inc (Cayman)
6.000% due 03/15/18	25,000	27,257
Valero Energy Corp
6.125% due 02/01/20	35,000	35,073
Weatherford International Inc
5.950% due 06/15/12	50,000	54,030
Williams Partners LP
3.800% due 02/15/15 ~	50,000	49,961
6.300% due 04/15/40 ~	20,000	19,941
XTO Energy Inc
6.500% due 12/15/18	50,000	57,805
6.750% due 08/01/37	25,000	29,369

		1,277,403

Financials - 9.9%

ACE INA Holdings Inc
5.900% due 06/15/19	15,000	16,380
Aflac Inc
6.900% due 12/17/39	15,000	15,508
African Development Bank (Multi-National)
1.750% due 10/01/12	25,000	25,134
American Express Co
4.875% due 07/15/13	25,000	26,389
7.000% due 03/19/18	25,000	28,438
American Express Credit Corp
7.300% due 08/20/13	75,000	84,245
Ameriprise Financial Inc
7.300% due 06/28/19	20,000	23,213
Asian Development Bank (Multi-National)
2.625% due 02/09/15	50,000	49,859
2.750% due 05/21/14	50,000	50,866
Bank of America Corp
3.125% due 06/15/12	100,000	103,967
6.500% due 08/01/16	100,000	108,184
7.625% due 06/01/19	100,000	114,579
Bank of Nova Scotia (Canada)
3.400% due 01/22/15	50,000	50,380
Barclays Bank PLC (United Kingdom)
5.000% due 09/22/16	100,000	102,872
BB&T Corp
3.375% due 09/25/13	50,000	51,074
Berkshire Hathaway Finance Corp
5.400% due 05/15/18	100,000	106,499
5.750% due 01/15/40	25,000	24,818
BlackRock Inc
3.500% due 12/10/14	25,000	25,334
Boston Properties Inc
5.875% due 10/15/19	25,000	26,000
BP Capital Markets PLC (United Kingdom)
3.625% due 05/08/14	200,000	207,664
4.750% due 03/10/19	200,000	205,961
Capital One Capital V
10.250% due 08/15/39	25,000	29,695
Capital One Capital VI
8.875% due 05/15/40	40,000	43,891
Capital One Financial Corp
7.375% due 05/23/14	15,000	17,156
Caterpillar Financial Services Corp
1.900% due 12/17/12	65,000	65,489
2.000% due 04/05/13	50,000	49,915
Citibank NA
1.250% due 09/22/11	50,000	50,344
1.375% due 08/10/11	100,000	100,841
1.875% due 05/07/12	100,000	101,349
Citigroup Funding Inc
1.875% due 10/22/12	100,000	100,860
Citigroup Inc
5.300% due 10/17/12	150,000	157,638
6.125% due 11/21/17	100,000	103,001
8.125% due 07/15/39	25,000	28,948
CNA Financial Corp
7.350% due 11/15/19	15,000	15,704
Corp Andina de Fomento (Multi-National)
8.125% due 06/04/19	25,000	29,467
Credit Suisse NY (Switzerland)
3.450% due 07/02/12	50,000	51,787
6.000% due 02/15/18	50,000	53,018
Deutsche Bank AG (Germany)
2.375% due 01/11/13	100,000	100,236
5.375% due 10/12/12	100,000	108,889
Duke Realty Corp REIT
6.750% due 03/15/20	25,000	25,491
European Bank for Reconstruction & Development (Multi-National)
1.250% due 06/10/11	100,000	100,561
European Investment Bank (Multi-National)
1.750% due 09/14/12	50,000	50,371
2.000% due 02/10/12	100,000	101,567
2.875% due 01/15/15	50,000	50,217
3.000% due 04/08/14	100,000	102,367
4.875% due 02/15/36	25,000	24,828
5.125% due 05/30/17	50,000	54,982
FleetBoston Financial Corp
6.875% due 01/15/28	25,000	24,952
General Electric Capital Corp
2.625% due 12/28/12	100,000	102,758
5.250% due 10/19/12	175,000	187,982
5.625% due 05/01/18	100,000	104,670
6.750% due 03/15/32	50,000	53,054
6.875% due 01/10/39	50,000	54,107
Goldman Sachs Capital I
6.345% due 02/15/34	100,000	92,607
HCP Inc
5.650% due 12/15/13	25,000	26,154
Healthcare Realty Trust Inc
6.500% due 01/17/17	25,000	25,669
Hospitality Properties Trust
7.875% due 08/15/14	25,000	26,873
HSBC Finance Corp
5.500% due 01/19/16	100,000	105,133
HSBC Holdings PLC (United Kingdom)
6.500% due 09/15/37	100,000	103,995
Inter-American Development Bank (Multi-National)
3.500% due 03/15/13	100,000	105,290
4.250% due 09/10/18	25,000	26,066
International Bank for Reconstruction & Development (Multi-National)
2.000% due 04/02/12	100,000	101,799
International Finance Corp (Multi-National)
3.500% due 05/15/13	25,000	26,388
Jefferies Group Inc
8.500% due 07/15/19	25,000	27,779
JPMorgan Chase & Co
2.125% due 12/26/12	100,000	101,490
5.375% due 10/01/12	100,000	108,275
6.300% due 04/23/19	100,000	110,548
JPMorgan Chase Capital Trust XXVII
7.000% due 11/01/39	50,000	51,186
KeyBank NA
5.700% due 08/15/12	25,000	26,275
KeyCorp
6.500% due 05/14/13	25,000	26,717
Kimco Realty Corp
6.875% due 10/01/19	25,000	26,389

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
Kreditanstalt fuer Wiederaufbau (Germany)
2.000% due 01/17/12	$100,000	$101,655
3.500% due 03/10/14	100,000	104,148
4.000% due 01/27/20	100,000	99,851
4.500% due 07/16/18	50,000	52,627
Landwirtschaftliche Rentenbank (Germany)
1.875% due 09/24/12	50,000	50,417
3.125% due 07/15/15	50,000	50,212
Lincoln National Corp
8.750% due 07/01/19	15,000	18,372
Mack-Cali Realty Corp
7.750% due 08/15/19	25,000	27,615
Markel Corp
7.125% due 09/30/19	25,000	26,921
Marsh & McLennan Cos Inc
5.750% due 09/15/15	25,000	26,500
Merrill Lynch & Co Inc
6.050% due 08/15/12	100,000	106,859
7.750% due 05/14/38	50,000	55,592
MetLife Inc
6.750% due 06/01/16	100,000	112,151
Morgan Stanley
2.000% due 09/22/11	100,000	101,716
4.750% due 04/01/14	50,000	51,100
5.625% due 01/09/12	100,000	105,961
6.000% due 04/28/15	100,000	107,235
6.250% due 08/09/26	100,000	102,054
Nomura Holdings Inc (Japan)
5.000% due 03/04/15	35,000	35,813
6.700% due 03/04/20	5,000	5,198
Nordic Investment Bank (Multi-National)
2.625% due 10/06/14	100,000	100,118
PACCAR Financial Corp
1.950% due 12/17/12	25,000	24,963
PNC Funding Corp
3.625% due 02/08/15	100,000	100,710
Private Export Funding Corp
4.300% due 12/15/21	25,000	23,618
ProLogis
7.625% due 08/15/14	25,000	27,360
Protective Life Corp
8.450% due 10/15/39	25,000	26,292
Prudential Financial Inc
2.750% due 01/14/13	15,000	15,028
6.200% due 01/15/15	30,000	32,783
7.375% due 06/15/19	20,000	22,975
Regions Financial Corp
7.750% due 11/10/14	50,000	52,658
Simon Property Group LP
5.650% due 02/01/20	25,000	24,436
6.750% due 05/15/14	45,000	49,277
6.750% due 02/01/40	25,000	24,948
SLM Corp
8.450% due 06/15/18	100,000	101,284
SunTrust Bank
5.000% due 09/01/15	25,000	25,073
Svensk Exportkredit AB (Sweden)
3.250% due 09/16/14	25,000	25,565
The Allstate Corp
6.200% due 05/16/14	75,000	83,557
The Bank of New York Mellon Corp
4.300% due 05/15/14	60,000	63,221
The Charles Schwab Corp
4.950% due 06/01/14	25,000	26,681
The Goldman Sachs Group Inc
3.250% due 06/15/12	200,000	208,650
3.625% due 08/01/12	70,000	72,532
5.625% due 01/15/17	125,000	128,196
6.000% due 05/01/14	100,000	109,598
The Hartford Financial Services Group Inc
6.300% due 03/15/18	50,000	52,419
The Travelers Cos Inc
6.250% due 06/15/37	25,000	26,535
UBS AG (Switzerland)
5.875% due 12/20/17	100,000	103,709
USB Capital XIII Trust
6.625% due 12/15/39	15,000	15,233
Wachovia Bank NA
6.600% due 01/15/38	50,000	51,609
Wells Fargo & Co
3.750% due 10/01/14	200,000	202,630
5.000% due 11/15/14	100,000	104,652
5.625% due 12/11/17	100,000	106,232
Westpac Banking Corp (Australia)
2.250% due 11/19/12	25,000	25,191
4.875% due 11/19/19	25,000	24,879

		8,236,741

Health Care - 1.2%

Abbott Laboratories
5.125% due 04/01/19	50,000	52,761
Amgen Inc
5.700% due 02/01/19	25,000	27,439
6.400% due 02/01/39	25,000	27,104
AstraZeneca PLC (United Kingdom)
6.450% due 09/15/37	25,000	27,915
Bristol-Myers Squibb Co
5.450% due 05/01/18	25,000	26,933
Eli Lilly & Co
4.200% due 03/06/14	50,000	53,057
Express Scripts Inc
5.250% due 06/15/12	100,000	106,681
GlaxoSmithKline Capital Inc
4.850% due 05/15/13	50,000	54,234
Life Technologies Corp
4.400% due 03/01/15	25,000	25,201
Medtronic Inc
4.450% due 03/15/20	25,000	24,930
Merck & Co Inc
4.000% due 06/30/15	50,000	52,423
6.000% due 09/15/17	50,000	56,353
Novartis Capital Corp
4.125% due 02/10/14	25,000	26,492
Pfizer Inc
7.200% due 03/15/39	100,000	122,373
Quest Diagnostics Inc
4.750% due 01/30/20	15,000	14,703
5.750% due 01/30/40	10,000	9,592
St. Jude Medical Inc
2.200% due 09/15/13	50,000	49,840
UnitedHealth Group Inc
6.875% due 02/15/38	50,000	53,233
Watson Pharmaceuticals Inc
5.000% due 08/15/14	20,000	20,845
WellPoint Inc
5.875% due 06/15/17	100,000	107,475
Wyeth
5.950% due 04/01/37	50,000	52,528

		992,112

Industrials - 1.2%

Burlington Northern Santa Fe Corp
4.700% due 10/01/19	25,000	24,802
Continental Airlines Inc
9.000% due 07/08/16	48,989	52,908
CSX Corp
7.375% due 02/01/19	50,000	58,361
Deere & Co
4.375% due 10/16/19	50,000	49,691

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
Emerson Electric Co
4.250% due 11/15/20	$25,000	$24,466
General Dynamics Corp
5.250% due 02/01/14	87,000	95,671
General Electric Co
5.250% due 12/06/17	150,000	157,544
Goodrich Corp
4.875% due 03/01/20	25,000	25,229
Honeywell International Inc
5.625% due 08/01/12	50,000	54,543
Norfolk Southern Corp
5.900% due 06/15/19	50,000	54,119
Raytheon Co
4.400% due 02/15/20	25,000	24,689
Republic Services Inc
5.500% due 09/15/19 ~	27,000	27,703
Rockwell Collins Inc
5.250% due 07/15/19	100,000	104,051
RR Donnelley & Sons Co
8.600% due 08/15/16	25,000	27,765
The Boeing Co
5.875% due 02/15/40	5,000	5,143
Tyco International Finance SA (Luxembourg)
4.125% due 10/15/14	25,000	25,874
Union Pacific Corp
6.125% due 02/15/20	25,000	27,136
United Parcel Service Inc
6.200% due 01/15/38	50,000	54,608
United Technologies Corp
4.500% due 04/15/20	30,000	30,199
6.125% due 07/15/38	25,000	26,757

		951,259

Information Technology - 0.7%

Arrow Electronics Inc
6.000% due 04/01/20	25,000	25,271
Cisco Systems Inc
4.950% due 02/15/19	200,000	208,360
Dell Inc
5.875% due 06/15/19	25,000	27,102
Hewlett-Packard Co
4.250% due 02/24/12	50,000	52,843
4.750% due 06/02/14	25,000	27,016
International Business Machines Corp
2.100% due 05/06/13	50,000	50,387
5.600% due 11/30/39	26,000	26,319
Microsoft Corp
5.200% due 06/01/39	35,000	34,764
Oracle Corp
3.750% due 07/08/14	25,000	26,114
6.500% due 04/15/38	25,000	27,688
Xerox Corp
8.250% due 05/15/14	40,000	46,483

		552,347

Materials - 0.8%

Air Products & Chemicals Inc
4.375% due 08/21/19	25,000	24,379
ArcelorMittal (Luxembourg)
9.000% due 02/15/15	75,000	89,658
Barrick Australia Finance Ltd (Australia)
5.950% due 10/15/39	25,000	24,705
Bemis Co Inc
5.650% due 08/01/14	5,000	5,383
BHP Billiton Finance USA Ltd (Australia)
6.500% due 04/01/19	75,000	85,896
Cabot Corp
5.000% due 10/01/16	25,000	24,970
CRH America Inc
5.625% due 09/30/11	13,000	13,630
E.I. du Pont de Nemours & Co
3.250% due 01/15/15	25,000	25,180
4.625% due 01/15/20	25,000	25,231
International Paper Co
7.500% due 08/15/21	40,000	45,542
Newmont Mining Corp
6.250% due 10/01/39	25,000	25,083
Potash Corp of Saskatchewan Inc (Canada)
3.750% due 09/30/15	20,000	20,260
Praxair Inc
2.125% due 06/14/13	50,000	50,161
Rio Tinto Finance USA Ltd (Australia)
7.125% due 07/15/28	50,000	57,386
The Dow Chemical Co
7.600% due 05/15/14	35,000	39,991
9.400% due 05/15/39	50,000	67,224
The Valspar Corp
7.250% due 06/15/19	25,000	28,265
Vale Overseas Ltd (Cayman)
6.875% due 11/10/39	45,000	46,852

		699,796

Telecommunication Services - 1.3%

AT&T Inc
4.950% due 01/15/13	100,000	107,481
6.550% due 02/15/39	50,000	52,737
Deutsche Telekom International Finance BV (Netherlands)
5.875% due 08/20/13	100,000	109,128
France Telecom SA (France)
8.500% due 03/01/31	100,000	133,015
New Cingular Wireless Services Inc
8.750% due 03/01/31	50,000	64,736
Rogers Communications Inc (Canada)
6.375% due 03/01/14	50,000	55,533
Telecom Italia Capital SA (Luxembourg)
6.175% due 06/18/14	100,000	106,981
7.721% due 06/04/38	100,000	107,608
Verizon Communications Inc
4.350% due 02/15/13	50,000	53,065
6.350% due 04/01/19	100,000	110,913
7.350% due 04/01/39	50,000	58,130
Verizon Wireless Capital LLC
8.500% due 11/15/18	50,000	62,483
Vodafone Group PLC (United Kingdom)
4.150% due 06/10/14	50,000	51,967

		1,073,777

Utilities - 1.6%

Alliant Energy Corp
4.000% due 10/15/14	50,000	50,439
Ameren Energy Generating Co
6.300% due 04/01/20	25,000	25,169
Avista Corp
5.125% due 04/01/22	15,000	15,089
Consolidated Edison Co of New York Inc
6.650% due 04/01/19	50,000	57,245
Constellation Energy Group Inc
4.550% due 06/15/15	25,000	25,594
Consumers Energy Co
6.700% due 09/15/19	25,000	28,312
Dominion Resources Inc
5.200% due 08/15/19	20,000	20,508
DTE Energy Co
7.625% due 05/15/14	100,000	113,858
Duke Energy Carolinas LLC
5.300% due 02/15/40	25,000	23,771
6.100% due 06/01/37	25,000	26,221
Duke Energy Ohio Inc
2.100% due 06/15/13	50,000	50,096

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
Entergy Gulf States LLC
5.590% due 10/01/24	$15,000	$15,352
EQT Corp
8.125% due 06/01/19	25,000	29,751
Exelon Generation Co LLC
6.200% due 10/01/17	25,000	27,248
6.250% due 10/01/39	25,000	25,365
Florida Power & Light Co
5.690% due 03/01/40	35,000	34,739
5.950% due 02/01/38	25,000	25,716
Florida Power Corp
6.350% due 09/15/37	25,000	27,086
Georgia Power Co
4.250% due 12/01/19	25,000	24,594
Metropolitan Edison Co
7.700% due 01/15/19	50,000	58,298
MidAmerican Energy Holdings Co
6.500% due 09/15/37	25,000	26,524
National Rural Utilities Cooperative Finance Corp
8.000% due 03/01/32	50,000	59,737
NiSource Finance Corp
10.750% due 03/15/16	50,000	63,602
Northern States Power Co
5.350% due 11/01/39	10,000	9,513
NSTAR
4.500% due 11/15/19	15,000	14,955
Ohio Power Co
5.375% due 10/01/21	30,000	30,689
Pacific Gas & Electric Co
4.800% due 03/01/14	50,000	53,696
6.250% due 03/01/39	25,000	26,414
Progress Energy Inc
6.000% due 12/01/39	25,000	24,449
PSEG Power LLC
2.500% due 04/15/13 ~	50,000	50,062
Public Service Co of Colorado
5.125% due 06/01/19	15,000	15,630
Public Service Co of Oklahoma
5.150% due 12/01/19	20,000	20,214
Sempra Energy
6.000% due 10/15/39	25,000	24,619
Southern California Edison Co
5.750% due 03/15/14	50,000	55,592
Southern Co
4.150% due 05/15/14	50,000	52,231
TransAlta Corp (Canada)
4.750% due 01/15/15	25,000	25,843
Virginia Electric & Power Co
5.000% due 06/30/19	35,000	36,020
8.875% due 11/15/38	25,000	34,848
Wisconsin Electric Power Co
4.250% due 12/15/19	25,000	24,497

		1,353,586

Total Corporate Bonds & Notes
(Cost $17,057,274)		17,684,992

MORTGAGE-BACKED SECURITIES - 38.6%

Collateralized Mortgage Obligations - Commercial - 3.2%

Banc of America Commercial Mortgage Inc
5.634% due 04/10/49 " §	100,000	102,654
5.867% due 04/10/49 " §	100,000	96,142
Bear Stearns Commercial Mortgage Securities
4.750% due 02/13/46 " §	100,000	101,950
5.537% due 10/12/41 "	175,000	179,030
Citigroup Commercial Mortgage Trust
5.699% due 12/10/49 " §	200,000	199,444
Commercial Mortgage Pass-Through Certificates
4.982% due 05/10/43 " §	100,000	103,544
CS First Boston Mortgage Securities Corp
5.014% due 02/15/38 " §	50,000	51,124
6.387% due 08/15/36 "	360,813	379,759
Greenwich Capital Commercial Funding Corp
4.799% due 08/10/42 " §	100,000	99,469
5.886% due 07/10/38 " §	100,000	102,084
GS Mortgage Securities Corp II
5.396% due 08/10/38 " §	100,000	104,355
5.553% due 04/10/38 " §	100,000	100,630
JPMorgan Chase Commercial Mortgage Securities Corp
5.335% due 08/12/37 " §	100,000	104,040
5.429% due 12/12/43 "	100,000	100,521
5.814% due 06/12/43 " §	100,000	103,301
LB-UBS Commercial Mortgage Trust
4.510% due 12/15/29 "	100,000	101,731
5.073% due 06/15/29 " §	100,000	101,234
Morgan Stanley Capital I
4.989% due 08/13/42 "	50,000	50,952
5.514% due 11/12/49 " §	100,000	101,911
5.880% due 06/11/49 " §	100,000	98,927
Morgan Stanley Dean Witter Capital I
4.740% due 11/13/36 "	100,000	103,891
Wachovia Bank Commercial Mortgage Trust
4.964% due 11/15/35 " §	100,000	104,386
5.795% due 07/15/45 " §	100,000	86,914

		2,677,993

Fannie Mae - 18.2%

4.000% due 06/01/24 - 01/01/40 "	879,328	870,550
4.500% due 05/01/24 - 02/01/40 "	3,393,649	3,457,127
4.796% due 06/01/38 " §	116,738	122,191
5.000% due 08/01/20 - 04/01/40 "	3,733,051	3,885,463
5.500% due 04/01/25 - 02/01/39 "	3,675,909	3,887,332
6.000% due 09/01/34 - 01/01/39 "	1,982,505	2,114,102
6.500% due 09/01/36 - 03/01/38 "	704,349	765,043

		15,101,808

Freddie Mac - 11.8%

4.000% due 02/01/25 - 04/01/39 "	797,054	786,931
4.500% due 08/01/24 - 04/01/40 "	2,859,362	2,884,717
5.000% due 04/01/37 - 04/01/40 "	1,335,789	1,380,868
5.500% due 11/01/17 - 04/01/40 "	2,136,648	2,267,368
5.593% due 11/01/37 " §	344,584	364,532
6.000% due 03/01/23 - 08/01/37 "	1,514,412	1,628,907
6.500% due 08/01/37 - 12/01/38 "	449,135	489,067

		9,802,390

Government National Mortgage Association - 5.4%

4.000% due 06/15/39 "	98,125	96,190
4.500% due 03/15/39 - 01/15/40 "	933,446	945,833
5.000% due 09/15/39 - 04/01/40 "	1,285,571	1,337,406
5.500% due 04/15/37 - 10/15/39 "	1,051,986	1,114,568
6.000% due 01/15/38 - 06/15/39 "	709,319	758,655
6.500% due 10/15/37 - 10/15/38 "	166,204	179,240

		4,431,892

Total Mortgage-Backed Securities
(Cost $31,652,524)		32,014,083

ASSET-BACKED SECURITIES - 0.4%

Capital One Multi-Asset Execution Trust
3.200% due 04/15/14 "	100,000	102,600
Chase Issuance Trust
2.400% due 06/17/13 "	100,000	101,874

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
Citibank Credit Card Issuance Trust
5.650% due 09/20/19 "	$100,000	$110,804
USAA Auto Owner Trust
2.530% due 07/15/15 "	40,000	40,615

Total Asset-Backed Securities
(Cost $341,291)		355,893

U.S. GOVERNMENT AGENCY ISSUES - 6.5%

Fannie Mae
1.000% due 11/23/11	80,000	80,100
1.250% due 09/28/11	25,000	25,014
1.500% due 04/26/12	50,000	50,028
1.850% due 03/25/13	50,000	49,812
2.000% due 01/09/12	400,000	406,456
2.000% due 09/28/12	75,000	75,399
2.050% due 10/19/12	100,000	100,079
2.170% due 03/21/13	50,000	50,106
2.500% due 05/15/14	250,000	251,667
2.625% due 11/20/14	50,000	50,057
2.750% due 02/05/14	125,000	127,449
3.000% due 09/29/14	25,000	25,342
3.000% due 03/09/15	50,000	50,069
3.125% due 09/29/14	25,000	25,060
3.125% due 11/10/14	100,000	101,026
4.000% due 01/20/17	50,000	50,390
5.000% due 05/11/17	150,000	163,153
5.375% due 06/12/17	100,000	110,832
7.125% due 01/15/30	75,000	94,524
Federal Farm Credit Bank
1.750% due 02/21/13	100,000	99,830
1.875% due 12/07/12	50,000	50,280
2.125% due 06/18/12	100,000	101,758
3.000% due 09/22/14	50,000	50,805
Federal Home Loan Bank
0.750% due 07/08/11	100,000	100,055
1.250% due 02/10/12	100,000	99,919
1.375% due 05/16/11	200,000	201,678
1.500% due 01/16/13	100,000	99,890
1.625% due 07/27/11	100,000	101,141
1.625% due 03/20/13	100,000	99,966
1.850% due 12/21/12	50,000	49,839
2.000% due 10/05/12	25,000	25,142
4.750% due 12/16/16	50,000	53,581
5.000% due 11/17/17	100,000	109,399
5.250% due 06/18/14	100,000	111,298
Freddie Mac
1.250% due 01/19/12	100,000	99,919
1.300% due 03/30/12	50,000	49,820
1.500% due 08/24/11	200,000	200,749
1.625% due 04/26/11	100,000	101,108
1.875% due 03/08/13	25,000	24,926
2.000% due 09/28/12	25,000	25,031
2.000% due 10/01/12	50,000	50,000
2.000% due 03/29/13	100,000	99,891
2.125% due 03/23/12	200,000	203,714
2.250% due 08/24/12	100,000	100,705
2.500% due 01/07/14	200,000	202,500
3.000% due 03/16/15	50,000	50,038
3.150% due 01/22/15	25,000	25,100
3.625% due 08/25/14	100,000	101,224
4.340% due 12/18/17	100,000	100,480
4.750% due 11/17/15	100,000	108,921
4.875% due 06/13/18	200,000	214,266
5.000% due 04/18/17	150,000	162,971
6.250% due 07/15/32	75,000	87,085
Tennessee Valley Authority
4.750% due 08/01/13	50,000	54,365
5.250% due 09/15/39	25,000	24,814
5.375% due 04/01/56	50,000	50,213

Total U.S. Government Agency Issues
(Cost $5,358,185)		5,378,984

U.S. TREASURY OBLIGATIONS - 27.5%

U.S. Treasury Bonds - 4.8%

3.500% due 02/15/39	50,000	40,477
4.250% due 05/15/39	250,000	231,719
4.375% due 11/15/39	100,000	94,594
4.500% due 02/15/36	250,000	244,258
4.500% due 08/15/39	225,000	217,371
4.625% due 02/15/40	125,000	123,242
5.000% due 05/15/37	50,000	52,672
5.250% due 11/15/28	25,000	27,219
5.250% due 02/15/29	125,000	136,055
5.375% due 02/15/31	75,000	82,992
5.500% due 08/15/28	100,000	112,031
6.125% due 08/15/29	50,000	60,203
6.250% due 05/15/30	140,000	171,391
6.375% due 08/15/27	295,000	362,435
6.625% due 02/15/27	250,000	314,258
6.750% due 08/15/26	100,000	127,000
6.875% due 08/15/25	100,000	127,781
7.250% due 05/15/16	250,000	310,391
7.500% due 11/15/24	100,000	134,281
7.625% due 02/15/25	150,000	203,789
8.125% due 08/15/19	100,000	134,500
8.125% due 08/15/21	250,000	343,086
8.750% due 05/15/17	100,000	135,156
8.750% due 05/15/20	100,000	140,985

		3,927,886

U.S. Treasury Notes - 22.7%

0.750% due 11/30/11	200,000	199,789
0.875% due 04/30/11	200,000	200,883
0.875% due 05/31/11	200,000	200,930
0.875% due 01/31/12	500,000	499,590
0.875% due 02/29/12	200,000	199,649
1.000% due 07/31/11	250,000	251,367
1.000% due 09/30/11	450,000	451,969
1.000% due 10/31/11	100,000	100,379
1.000% due 12/31/11	100,000	100,231
1.000% due 03/31/12	300,000	299,953
1.125% due 12/15/11	300,000	301,453
1.125% due 01/15/12	200,000	200,797
1.125% due 12/15/12	100,000	99,156
1.375% due 02/15/12	200,000	201,633
1.375% due 03/15/12	200,000	201,594
1.375% due 04/15/12	350,000	352,543
1.375% due 05/15/12	500,000	503,242
1.375% due 09/15/12	150,000	150,375
1.375% due 10/15/12	200,000	200,313
1.375% due 11/15/12	200,000	200,000
1.375% due 01/15/13	300,000	299,086
1.375% due 03/15/13	200,000	198,875
1.500% due 07/15/12	100,000	100,813
1.750% due 11/15/11	100,000	101,543
1.750% due 08/15/12	200,000	202,500
1.875% due 02/28/14	425,000	421,514
1.875% due 04/30/14	125,000	123,526
2.125% due 11/30/14	100,000	98,711
2.250% due 05/31/14	450,000	450,703
2.250% due 01/31/15	200,000	197,875

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
2.375% due 08/31/14	$200,000	$200,484
2.375% due 09/30/14	150,000	150,082
2.375% due 10/31/14	400,000	399,563
2.375% due 02/28/15	300,000	298,009
2.625% due 06/30/14	200,000	203,000
2.625% due 07/31/14	100,000	101,383
2.625% due 12/31/14	200,000	201,500
2.625% due 04/30/16	500,000	489,414
2.750% due 02/28/13	200,000	207,016
2.750% due 10/31/13	100,000	102,922
2.750% due 02/15/19	375,000	348,193
3.000% due 09/30/16	300,000	297,164
3.125% due 04/30/13	100,000	104,563
3.125% due 08/31/13	150,000	156,551
3.125% due 09/30/13	500,000	521,484
3.125% due 10/31/16	200,000	199,297
3.125% due 01/31/17	100,000	99,281
3.125% due 05/15/19	310,000	295,348
3.250% due 05/31/16	600,000	607,501
3.250% due 07/31/16	250,000	252,578
3.250% due 12/31/16	200,000	200,250
3.375% due 11/30/12	100,000	105,281
3.375% due 11/15/19	50,000	48,262
3.500% due 05/31/13	100,000	105,688
3.625% due 12/31/12	150,000	158,895
3.625% due 05/15/13	150,000	159,152
3.625% due 08/15/19	375,000	370,547
3.750% due 11/15/18	375,000	377,959
3.875% due 02/15/13	200,000	213,469
3.875% due 05/15/18	200,000	205,109
4.000% due 02/15/14	200,000	215,000
4.000% due 02/15/15	150,000	160,641
4.000% due 08/15/18	150,000	154,547
4.125% due 05/15/15	200,000	215,141
4.250% due 08/15/13	200,000	216,484
4.250% due 11/15/13	100,000	108,344
4.250% due 11/15/14	200,000	216,781
4.250% due 08/15/15	250,000	269,981
4.250% due 11/15/17	150,000	158,672
4.500% due 04/30/12	300,000	321,469
4.500% due 02/15/16	150,000	163,418
4.625% due 08/31/11	500,000	527,969
4.625% due 10/31/11	600,000	636,633
4.625% due 07/31/12	300,000	323,860
4.625% due 11/15/16	100,000	109,070
4.625% due 02/15/17	100,000	108,922
4.750% due 05/15/14	100,000	110,430
4.875% due 02/15/12	200,000	214,711
4.875% due 08/15/16	200,000	221,656
5.125% due 05/15/16	100,000	112,227

		18,856,893

Total U.S. Treasury Obligations
(Cost $22,894,784)		22,784,779

FOREIGN GOVERNMENT BONDS & NOTES - 1.6%

Brazilian Government International Bond (Brazil)
5.625% due 01/07/41	125,000	118,312
8.000% due 01/15/18	44,444	52,022
10.125% due 05/15/27	50,000	73,625
Canada Government Bond (Canada)
2.375% due 09/10/14	50,000	49,954
Export Development Canada (Canada)
2.375% due 03/19/12	50,000	51,210
Export-Import Bank of Korea (South Korea)
5.875% due 01/14/15	100,000	108,011
Israel Government AID Bond (Israel)
5.500% due 04/26/24	25,000	27,288
Italian Republic (Italy)
3.500% due 07/15/11	100,000	103,024
4.500% due 01/21/15	100,000	105,061
Japan Finance Corp (Japan)
2.000% due 06/24/11	50,000	50,512
2.125% due 11/05/12	25,000	25,270
Korea Development Bank (South Korea)
8.000% due 01/23/14	100,000	115,413
Mexico Government International Bond (Mexico)
6.750% due 09/27/34	50,000	55,250
Poland Government International Bond (Poland)
6.375% due 07/15/19	20,000	22,010
Province of Ontario (Canada)
2.625% due 01/20/12	100,000	102,659
4.000% due 10/07/19	50,000	49,192
Province of Quebec (Canada)
7.500% due 09/15/29	25,000	32,632
Republic of Korea (South Korea)
5.750% due 04/16/14	50,000	54,699
South Africa Government International Bond (South Africa)
6.875% due 05/27/19	100,000	112,125
United Mexican States (Mexico)
5.950% due 03/19/19	50,000	54,250

Total Foreign Government Bonds & Notes
(Cost $1,322,686)		1,362,519

MUNICIPAL BONDS - 0.6%

American Municipal Power-Ohio Inc
6.449% due 02/15/44	25,000	25,456
Bay Area Toll Authority CA Bridge Revenue
6.263% due 04/01/49	25,000	25,009
Central Puget Sound Regional Transportation Authorized Revenue WA
5.491% due 11/01/39	25,000	24,572
Commonwealth of Massachusetts
5.456% due 12/01/39	25,000	24,984
Illinois State Toll Highway Authority
5.851% due 12/01/34	25,000	24,490
Metropolitan Transportation Authority NY
5.871% due 11/15/39	25,000	22,614
Municipal Electric Authority GA ‘J’
6.637% due 04/01/57	25,000	24,822
New York City Municipal Water Finance Authority
6.011% due 06/15/42	10,000	10,100
New York State Urban Development Corp
5.770% due 03/15/39	25,000	24,743
Pennsylvania Turnpike Commission
6.105% due 12/01/39	25,000	25,519
State of California
4.850% due 10/01/14	50,000	51,234
5.750% due 03/01/17	50,000	50,937
6.200% due 10/01/19	25,000	25,593
7.500% due 04/01/34	50,000	51,642
7.625% due 03/01/40	40,000	41,687
State of Illinois
5.100% due 06/01/33	50,000	41,041
State of Utah Build America ‘D’
4.554% due 07/01/24	15,000	15,033
State of Washington
5.481% due 08/01/39	25,000	25,413

Total Municipal Bonds
(Cost $541,298)		534,889

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 6.3%

Money Market Fund - 6.3%

Federated Prime Obligations Fund	5,200,158	$5,200,158

Total Short-Term Investment
(Cost $5,200,158)		5,200,158

TOTAL INVESTMENTS - 102.8%
(Cost $84,368,200)		85,316,297

OTHER ASSETS & LIABILITIES, NET - (2.8%)		(2,354,309)

NET ASSETS - 100.0%		$82,961,988

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of March 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Corporate Bonds & Notes	$17,684,992	$-	$17,684,992	$-
	Mortgage-Backed Securities	32,014,083	-	32,014,083	-
	Asset-Backed Securities	355,893	-	355,893	-
	U.S. Government Agency Issues	5,378,984	-	5,378,984	-
	U.S. Treasury Obligations	22,784,779	-	22,784,779	-
	Foreign Government Bonds & Notes	1,362,519	-	1,362,519	-
	Municipal Bonds	534,889	-	534,889	-
	Short-Term Investment	5,200,158	5,200,158	-	-

	Total	$85,316,297	$5,200,158	$80,116,139	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD HIGH YIELD BOND INDEX PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 98.4%

Consumer Discretionary - 23.8%

AMC Entertainment Inc
8.750% due 06/01/19	$100,000	$105,500
American Axle & Manufacturing Holdings Inc
9.250% due 01/15/17 ~	25,000	26,813
Ameristar Casinos Inc
9.250% due 06/01/14	150,000	157,875
ARAMARK Corp
8.500% due 02/01/15	75,000	77,062
Belo Corp
8.000% due 11/15/16	25,000	26,188
Blockbuster Inc
9.000% due 09/01/12	100,000	20,750
Brunswick Corp
11.250% due 11/01/16 ~	100,000	114,250
Cablevision Systems Corp
8.000% due 04/15/12	350,000	375,812
CCH II LLC
13.500% due 11/30/16	150,000	181,125
Cengage Learning Acquisitions Inc
10.500% due 01/15/15 ~	100,000	96,500
Clear Channel Communications Inc
10.750% due 08/01/16	150,000	118,125
Clear Channel Worldwide Holdings Inc
9.250% due 12/15/17 ~	100,000	105,000
D.R. Horton Inc
5.250% due 02/15/15	350,000	339,500
DISH DBS Corp
7.125% due 02/01/16	350,000	358,312
Dollar General Corp
10.625% due 07/15/15	208,000	229,320
Easton-Bell Sports Inc
9.750% due 12/01/16 ~	10,000	10,575
Ford Motor Co
7.450% due 07/16/31	150,000	142,500
GXS Worldwide Inc
9.750% due 06/15/15 ~	55,000	53,213
Hanesbrands Inc
8.000% due 12/15/16	65,000	67,600
Harrah’s Operating Co Inc
10.000% due 12/15/18	350,000	291,375
J.C. Penney Co Inc
6.375% due 10/15/36	100,000	93,625
Jarden Corp
7.500% due 05/01/17	75,000	76,406
K Hovnanian Enterprises Inc
8.625% due 01/15/17	100,000	77,750
Lamar Media Corp
9.750% due 04/01/14	75,000	82,313
Lear Corp
7.875% due 03/15/18	50,000	50,813
Lennar Corp
5.600% due 05/31/15	250,000	238,750
Libbey Glass Inc
10.000% due 02/15/15 ~	35,000	37,013
Limited Brands Inc
8.500% due 06/15/19	100,000	112,000
Macy’s Retail Holdings Inc
5.900% due 12/01/16	350,000	350,875
MGM MIRAGE
13.000% due 11/15/13	250,000	292,500
Michaels Stores Inc
10.000% due 11/01/14	100,000	106,000
Netflix Inc
8.500% due 11/15/17	25,000	26,375
Nielsen Finance LLC
10.000% due 08/01/14	250,000	263,125
Peninsula Gaming LLC
10.750% due 08/15/17 ~	75,000	72,000
Penn National Gaming Inc
8.750% due 08/15/19 ~	75,000	76,500
Pinnacle Entertainment Inc
7.500% due 06/15/15	75,000	65,250
Pulte Homes Inc
5.250% due 01/15/14	200,000	197,750
Quebecor Media Inc (Canada)
7.750% due 03/15/16	100,000	101,750
QVC Inc
7.125% due 04/15/17 ~	90,000	91,012
Reynolds Group Issuer Inc (Multi-National)
7.750% due 10/15/16 ~	100,000	103,250
Royal Caribbean Cruises Ltd (Liberia)
7.000% due 06/15/13	250,000	254,375
Salem Communications Corp
9.625% due 12/15/16	25,000	26,250
Sinclair Television Group Inc
9.250% due 11/01/17 ~	50,000	52,875
Stanadyne Corp
10.000% due 08/15/14	25,000	23,000
Starwood Hotels & Resorts Worldwide Inc
7.875% due 10/15/14	250,000	271,875
Tenneco Inc
8.625% due 11/15/14	75,000	76,500
The Bon-Ton Department Stores Inc
10.250% due 03/15/14	50,000	49,000
The Goodyear Tire & Rubber Co
10.500% due 05/15/16	100,000	108,500
The McClatchy Co
11.500% due 02/15/17 ~	25,000	25,656
The Neiman Marcus Group Inc
10.375% due 10/15/15	75,000	77,812
The ServiceMaster Co
10.750% due 07/15/15 ~	75,000	79,125
Toys R Us Property Co I LLC
8.500% due 12/01/17 ~	25,000	26,063
10.750% due 07/15/17 ~	100,000	112,000
Umbrella Acquisition Inc
9.750% due 03/15/15 ~	131,562	114,130
Virgin Media Finance PLC (United Kingdom)
9.500% due 08/15/16	100,000	109,750
WMG Acquisition Corp
9.500% due 06/15/16 ~	100,000	107,375
Wynn Las Vegas LLC
6.625% due 12/01/14	100,000	100,250
XM Satellite Radio Inc
13.000% due 08/01/13 ~	75,000	84,844

		7,111,832

Consumer Staples - 3.7%

Bumble Bee Foods LLC
7.750% due 12/15/15 ~	25,000	25,375
Central Garden & Pet Co
8.250% due 03/01/18	50,000	50,938
Constellation Brands Inc
7.250% due 05/15/17	100,000	103,000
Cott Beverages Inc
8.375% due 11/15/17 ~	25,000	25,875
Pinnacle Foods Finance LLC
9.250% due 04/01/15 ~	25,000	25,750
Reddy Ice Corp
11.250% due 03/15/15 ~	50,000	52,750
Revlon Consumer Products Corp
9.750% due 11/15/15 ~	50,000	51,875
Rite Aid Corp
9.500% due 06/15/17	150,000	126,750
Smithfield Foods Inc
10.000% due 07/15/14 ~	100,000	112,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD HIGH YIELD BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
SUPERVALU Inc
8.000% due 05/01/16	$250,000	$254,375
Tyson Foods Inc
7.850% due 04/01/16	250,000	270,000

		1,098,688

Energy - 10.3%

Aquilex Holdings LLC
11.125% due 12/15/16 ~	25,000	27,000
Chesapeake Energy Corp
6.500% due 08/15/17	500,000	486,250
Cie Generale de Geophysique-Veritas (France)
9.500% due 05/15/16	125,000	134,375
Cloud Peak Energy Resources LLC
8.250% due 12/15/17 ~	25,000	25,625
CONSOL Energy Inc
8.000% due 04/01/17 ~	35,000	36,138
8.250% due 04/01/20 ~	75,000	77,438
Copano Energy LLC
7.750% due 06/01/18	50,000	50,125
Crosstex Energy LP
8.875% due 02/15/18 ~	5,000	5,181
Denbury Resources Inc
8.250% due 02/15/20	110,000	117,150
El Paso Corp
7.000% due 06/15/17	250,000	256,397
Expro Finance Luxembourg SCA (Luxembourg)
8.500% due 12/15/16 ~	50,000	50,750
Forest Oil Corp
8.500% due 02/15/14	100,000	106,000
Holly Corp
9.875% due 06/15/17 ~	25,000	25,875
International Coal Group Inc
9.125% due 04/01/18	15,000	15,300
Kinder Morgan Finance Co ULC (Canada)
5.700% due 01/05/16	100,000	98,500
Linn Energy LLC
8.625% due 04/15/20 ~	25,000	24,388
11.750% due 05/15/17 ~	150,000	171,000
MarkWest Energy Partners LP
8.500% due 07/15/16	75,000	76,594
Massey Energy Co
6.875% due 12/15/13	75,000	76,406
Newfield Exploration Co
6.875% due 02/01/20	100,000	101,250
OPTI Canada Inc (Canada)
8.250% due 12/15/14	100,000	94,500
9.000% due 12/15/12 ~	25,000	25,875
Parker Drilling Co
9.125% due 04/01/18 ~	10,000	10,288
Peabody Energy Corp
7.375% due 11/01/16	100,000	106,250
Petrohawk Energy Corp
7.875% due 06/01/15	150,000	153,562
Plains Exploration & Production Co
7.750% due 06/15/15	250,000	254,687
Pride International Inc
8.500% due 06/15/19	125,000	141,875
Quicksilver Resources Inc
11.750% due 01/01/16	100,000	115,000
Sabine Pass LNG LP
7.500% due 11/30/16	200,000	177,500
SandRidge Energy Inc
8.750% due 01/15/20 ~	25,000	24,500
Teekay Corp
8.500% due 01/15/20	25,000	26,250

		3,092,029

Financials - 16.5%

American General Finance Corp
5.375% due 10/01/12	125,000	117,660
American International Group Inc
6.250% due 03/15/87	200,000	149,000
8.175% due 05/15/58 §	700,000	596,750
Arch Western Finance LLC
6.750% due 07/01/13	100,000	100,875
BAC Capital Trust XI
6.625% due 05/23/36	250,000	231,504
CIT Group Inc
7.000% due 05/01/13	178,895	175,317
7.000% due 05/01/14	43,343	41,067
7.000% due 05/01/15	43,343	40,526
7.000% due 05/01/16	322,238	298,070
7.000% due 05/01/17	301,134	278,549
Citigroup Capital XXI
8.300% due 12/21/57 §	150,000	152,625
First Data Corp
9.875% due 09/24/15	250,000	216,875
11.250% due 03/31/16	100,000	80,500
Ford Motor Credit Co LLC
7.000% due 10/01/13	250,000	258,883
7.250% due 10/25/11	300,000	310,281
8.125% due 01/15/20	100,000	105,074
General Motors Acceptance Corp
6.875% due 09/15/11	500,000	510,625
8.000% due 11/01/31	100,000	96,000
8.300% due 02/12/15 ~	75,000	78,937
Genworth Financial Inc
6.150% due 11/15/66 §	50,000	38,875
Host Hotels & Resorts LP
6.750% due 06/01/16	155,000	156,162
Leucadia National Corp
8.125% due 09/15/15	100,000	104,125
Liberty Mutual Group Inc
10.750% due 06/15/58 § ~	125,000	141,250
National Money Mart Co (Canada)
10.375% due 12/15/16 ~	50,000	53,312
Nuveen Investments Inc
10.500% due 11/15/15	50,000	48,750
Provident Funding Associates
10.250% due 04/15/17 ~	25,000	25,313
Realogy Corp
10.500% due 04/15/14	100,000	86,750
Residential Capital LLC
9.625% due 05/15/15	250,000	247,500
SMFG Preferred Capital USD 3 Ltd (Cayman)
9.500% § ± ~	75,000	85,989
The Royal Bank of Scotland Group PLC (United Kingdom)
7.640% § ±	200,000	127,000

		4,954,144

Health Care - 7.0%

Biomet Inc
11.625% due 10/15/17	150,000	168,750
Boston Scientific Corp
6.000% due 06/15/11	250,000	260,075
CHS/Community Health Systems Inc
8.875% due 07/15/15	250,000	259,375
DaVita Inc
6.625% due 03/15/13	100,000	101,125
DJO Finance LLC
10.875% due 11/15/14	75,000	81,844
HCA Inc
9.250% due 11/15/16	500,000	532,812
HealthSouth Corp
10.750% due 06/15/16	75,000	81,469

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD HIGH YIELD BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
Inverness Medical Innovations Inc
9.000% due 05/15/16	$200,000	$204,500
Omnicare Inc
6.125% due 06/01/13	163,000	163,407
Quintiles Transnational Corp
9.500% due 12/30/14 ~	45,000	46,013
Talecris Biotherapeutics Holdings Corp
7.750% due 11/15/16 ~	25,000	25,250
Tenet Healthcare Corp
8.875% due 07/01/19 ~	150,000	163,125

		2,087,745

Industrials - 8.7%

American Airlines Inc
10.500% due 10/15/12 ~	100,000	107,000
Avis Budget Car Rental LLC
7.750% due 05/15/16	50,000	49,250
Bombardier Inc (Canada)
6.300% due 05/01/14 ~	75,000	78,188
7.750% due 03/15/20 ~	200,000	210,000
Case New Holland Inc
7.750% due 09/01/13 ~	100,000	104,250
Ceridian Corp
11.250% due 11/15/15	100,000	96,250
Colt Defense Inc
8.750% due 11/15/17 ~	25,000	25,188
Corrections Corp of America
6.750% due 01/31/14	100,000	102,375
Delta Air Lines Inc
9.500% due 09/15/14 ~	100,000	105,625
Icahn Enterprises LP
8.000% due 01/15/18 ~	50,000	48,438
Iron Mountain Inc
8.375% due 08/15/21	80,000	83,600
L-3 Communications Corp
6.375% due 10/15/15	350,000	360,937
Marquette Transportation Co
10.875% due 01/15/17 ~	25,000	25,531
Masco Corp
6.125% due 10/03/16	150,000	149,694
McJunkin Red Man Corp
9.500% due 12/15/16 ~	60,000	61,575
Navios Maritime Holdings Inc
8.875% due 11/01/17 ~	25,000	26,000
Navistar International Corp
8.250% due 11/01/21	15,000	15,375
Oshkosh Corp
8.500% due 03/01/20 ~	25,000	26,000
Ply Gem Industries Inc
11.750% due 06/15/13	100,000	106,000
RailAmerica Inc
9.250% due 07/01/17	45,000	48,206
RBS Global Inc
9.500% due 08/01/14	100,000	104,500
RSC Equipment Rental Inc
9.500% due 12/01/14	75,000	74,625
Terex Corp
8.000% due 11/15/17	100,000	97,750
The Hertz Corp
8.875% due 01/01/14	150,000	154,875
Trico Shipping AS (Norway)
11.875% due 11/01/14 ~	25,000	24,000
Trimas Corp
9.750% due 12/15/17 ~	45,000	46,800
United Air Lines Inc
9.875% due 08/01/13 ~	150,000	158,250
United Rentals North America Inc
9.250% due 12/15/19	100,000	102,500

		2,592,782

Information Technology - 3.5%

Advanced Micro Devices Inc
8.125% due 12/15/17 ~	10,000	10,350
Amkor Technology Inc
9.250% due 06/01/16	100,000	106,000
Brocade Communications Systems Inc
6.875% due 01/15/20 ~	50,000	51,250
Equinix Inc
8.125% due 03/01/18	50,000	52,000
Freescale Semiconductor Inc
8.875% due 12/15/14	100,000	96,000
JDA Software Group Inc
8.000% due 12/15/14 ~	25,000	26,125
NXP BV (Netherlands)
9.500% due 10/15/15	75,000	74,437
Sanmina-SCI Corp
8.125% due 03/01/16	100,000	101,125
Seagate Technology HDD Holdings (Cayman)
6.800% due 10/01/16	100,000	100,750
Sorenson Communications Inc
10.500% due 02/01/15 ~	50,000	48,500
SunGard Data Systems Inc
9.125% due 08/15/13	350,000	360,500
ViaSat Inc
8.875% due 09/15/16 ~	25,000	25,688

		1,052,725

Materials - 9.4%

Ball Corp
7.125% due 09/01/16	125,000	133,437
Berry Plastics Corp
8.875% due 09/15/14	150,000	147,187
Boise Paper Holdings LLC
9.000% due 11/01/17 ~	15,000	15,825
Crown Americas LLC
7.750% due 11/15/15	125,000	130,625
Domtar Corp
10.750% due 06/01/17	100,000	122,000
Drummond Co Inc
9.000% due 10/15/14 ~	25,000	25,875
Edgen Murray Corp
12.250% due 01/15/15 ~	25,000	23,531
Georgia Gulf Corp
9.000% due 01/15/17 ~	80,000	84,100
Georgia-Pacific LLC
8.250% due 05/01/16 ~	250,000	273,750
Graphic Packaging International Inc
9.500% due 06/15/17	50,000	53,625
Hanson Ltd (United Kingdom)
6.125% due 08/15/16	125,000	123,792
Headwaters Inc
11.375% due 11/01/14 ~	25,000	26,219
Hexion Finance Escrow LLC
8.875% due 02/01/18 ~	35,000	34,650
Huntsman International LLC
8.625% due 03/15/20 ~	25,000	25,188
Ineos Group Holdings PLC (United Kingdom)
8.500% due 02/15/16 ~	75,000	62,250
JohnsonDiversey Inc
8.250% due 11/15/19 ~	25,000	26,000
Koppers Inc
7.875% due 12/01/19 ~	10,000	10,350
LBI Escrow Corp
8.000% due 11/01/17 ~	25,000	25,969
MeadWestvaco Corp
7.375% due 09/01/19	125,000	137,172
Momentive Performance Materials Inc
9.750% due 12/01/14	50,000	50,250

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD HIGH YIELD BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
Murray Energy Corp
10.250% due 10/15/15 ~	$100,000	$103,000
Nalco Co
8.250% due 05/15/17 ~	100,000	106,750
NewPage Corp
11.375% due 12/31/14	100,000	100,000
Nova Chemicals Corp (Canada)
8.375% due 11/01/16 ~	50,000	51,625
Novelis Inc (Canada)
7.250% due 02/15/15	75,000	72,750
Owens-Brockway Glass Container Inc
7.375% due 05/15/16	70,000	73,850
Rohm & Haas Co
7.850% due 07/15/29	75,000	81,719
Solutia Inc
8.750% due 11/01/17	45,000	47,700
Steel Dynamics Inc
7.375% due 11/01/12	100,000	104,500
Teck Resources Ltd (Canada)
10.750% due 05/15/19	200,000	246,000
Terra Capital Inc
7.750% due 11/01/19	20,000	24,250
United States Steel Corp
7.000% due 02/01/18	100,000	99,000
Weyerhaeuser Co
6.750% due 03/15/12	75,000	80,023
7.375% due 03/15/32	100,000	96,632

		2,819,594

Telecommunication Services - 9.3%

Avaya Inc
9.750% due 11/01/15	50,000	49,000
Cincinnati Bell Inc
8.750% due 03/15/18	100,000	101,375
Clearwire Communications LLC
12.000% due 12/01/15 ~	130,000	133,250
Cricket Communications Inc
7.750% due 05/15/16	125,000	130,312
Frontier Communications Corp
8.250% due 05/01/14	250,000	262,500
Intelsat Bermuda SA (Bermuda)
11.250% due 02/04/17	100,000	106,250
Intelsat Jackson Holdings SA (Bermuda)
11.250% due 06/15/16	400,000	435,000
Level 3 Financing Inc
9.250% due 11/01/14	300,000	294,000
MetroPCS Wireless Inc
9.250% due 11/01/14	100,000	102,750
Qwest Communications International Inc
7.125% due 04/01/18 ~	150,000	155,625
Sprint Nextel Corp
6.000% due 12/01/16	500,000	453,750
8.375% due 08/15/17	175,000	176,750
Telesat LLC (Canada)
11.000% due 11/01/15	75,000	83,812
West Corp
9.500% due 10/15/14	100,000	103,250
Windstream Corp
8.625% due 08/01/16	200,000	205,500

		2,793,124

Utilities - 6.2%

Calpine Corp
7.250% due 10/15/17 ~	100,000	98,750
CMS Energy Corp
8.750% due 06/15/19	25,000	28,352
Dynegy Holdings Inc
7.750% due 06/01/19	350,000	266,000
Edison Mission Energy
7.000% due 05/15/17	300,000	210,750
Mirant North America LLC
7.375% due 12/31/13	100,000	100,250
NRG Energy Inc
7.250% due 02/01/14	300,000	303,000
RRI Energy Inc
7.625% due 06/15/14	250,000	235,000
Texas Competitive Electric Holdings Co LLC
10.250% due 11/01/15	500,000	350,000
The AES Corp
8.000% due 10/15/17	150,000	153,000
Wind Acquisition Finance SA (Luxembourg)
11.750% due 07/15/17 ~	90,000	99,900

		1,845,002

Total Corporate Bonds & Notes
(Cost $26,558,887)		29,447,665

	Shares
SHORT-TERM INVESTMENT - 2.0%

Money Market Fund - 2.0%

Federated Prime Obligations Fund	608,313	608,313

Total Short-Term Investment
(Cost $608,313)		608,313

TOTAL INVESTMENTS - 100.4%
(Cost $27,167,200)		30,055,978

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(107,408)

NET ASSETS - 100.0%		$29,948,570

Note to Schedule of Investments

(a)	Fair Value Measurement

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of March 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Corporate Bonds & Notes	$29,447,665	$-	$29,447,665	$-
	Short-Term Investment	608,313	608,313	-	-

	Total	$30,055,978	$608,313	$29,447,665	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.7%

Consumer Discretionary - 10.3%

Aaron’s Inc	303	$10,102
Abercrombie & Fitch Co ‘A’	291	13,281
Advance Auto Parts Inc	623	26,116
Aeropostale Inc *	613	17,673
Amazon.com Inc *	2,015	273,496
American Eagle Outfitters Inc	1,105	20,465
Apollo Group Inc ‘A’ *	832	50,993
AutoNation Inc *	10	181
AutoZone Inc *	193	33,406
Barnes & Noble Inc	75	1,622
Bed Bath & Beyond Inc *	1,549	67,784
Best Buy Co Inc	2,086	88,738
Big Lots Inc *	81	2,950
BorgWarner Inc *	699	26,688
Brink’s Home Security Holdings Inc *	253	10,765
Brinker International Inc	690	13,303
Burger King Holdings Inc	725	15,414
Career Education Corp *	423	13,384
CarMax Inc *	910	22,859
Carnival Corp (Panama)	1,173	45,606
Chico’s FAS Inc	1,032	14,881
Chipotle Mexican Grill Inc *	188	21,182
Choice Hotels International Inc	28	975
Coach Inc	1,901	75,128
Comcast Corp ‘A’	1,218	22,923
CTC Media Inc	140	2,411
Darden Restaurants Inc	874	38,928
DeVry Inc	376	24,515
Dick’s Sporting Goods Inc *	477	12,454
DIRECTV ‘A’ *	2,854	96,494
Discovery Communications Inc ‘C’ *	1,547	45,497
Dollar General Corp *	90	2,273
Dollar Tree Inc *	560	33,163
Education Management Corp *	34	745
Expedia Inc	981	24,486
Family Dollar Stores Inc	896	32,803
Federal Mogul Corp *	2	37
Foot Locker Inc	450	6,768
GameStop Corp ‘A’ *	932	20,420
Garmin Ltd (Cayman)	570	21,934
Gentex Corp	816	15,847
Guess? Inc	330	15,503
H&R Block Inc	2,004	35,671
Hanesbrands Inc *	534	14,856
Harman International Industries Inc *	229	10,713
Hasbro Inc	447	17,111
Hillenbrand Inc	81	1,781
Hyatt Hotels Corp ‘A’ *	180	7,013
Interactive Data Corp	58	1,856
International Game Technology	1,449	26,734
ITT Educational Services Inc *	228	25,645
John Wiley & Sons Inc ‘A’	211	9,132
Johnson Controls Inc	2,205	72,743
KB Home	1	17
Kohl’s Corp *	1,773	97,125
Las Vegas Sands Corp *	1,328	28,087
Leggett & Platt Inc	487	10,539
Limited Brands Inc	1,048	25,802
LKQ Corp *	782	15,875
Lowe’s Cos Inc	2,759	66,878
M.D.C. Holdings Inc	108	3,738
Marriott International Inc ‘A’	916	28,872
Mattel Inc	1,766	40,159
McDonald’s Corp	6,745	450,026
MGM MIRAGE *	574	6,888
Morningstar Inc *	93	4,472
Netflix Inc *	259	19,099
Newell Rubbermaid Inc	342	5,198
Nike Inc ‘B’	2,227	163,685
Nordstrom Inc	975	39,829
NVR Inc *	5	3,633
O’Reilly Automotive Inc *	869	36,246
Office Depot Inc *	344	2,745
Omnicom Group Inc	1,939	75,253
Panera Bread Co ‘A’ *	166	12,697
Penske Auto Group Inc *	101	1,456
PetSmart Inc	821	26,239
Phillips-Van Heusen Corp	229	13,135
Polo Ralph Lauren Corp	306	26,022
priceline.com Inc *	272	69,360
Pulte Homes Inc *	263	2,959
RadioShack Corp	136	3,078
Regal Entertainment Group ‘A’	339	5,956
Ross Stores Inc	801	42,829
Royal Caribbean Cruises Ltd * (Liberia)	269	8,874
Scientific Games Corp ‘A’ *	411	5,787
Scripps Networks Interactive Inc ‘A’	287	12,728
Staples Inc	4,436	103,758
Starbucks Corp *	4,528	109,895
Starwood Hotels & Resorts Worldwide Inc	214	9,981
Strayer Education Inc	93	22,647
Target Corp	4,554	239,540
The Gap Inc	2,529	58,445
The Goodyear Tire & Rubber Co *	1,387	17,532
The Home Depot Inc	704	22,774
The McGraw-Hill Cos Inc	1,879	66,986
The New York Times Co ‘A’ *	46	512
The Sherwin-Williams Co	505	34,178
The TJX Cos Inc	2,557	108,724
Thor Industries Inc	93	2,810
Tiffany & Co	670	31,818
TRW Automotive Holdings Corp *	97	2,772
Urban Outfitters Inc *	816	31,032
VF Corp	121	9,698
Weight Watchers International Inc	11	281
Wendy’s/Arby’s Group Inc ‘A’	649	3,245
Williams-Sonoma Inc	254	6,678
WMS Industries Inc *	351	14,721
Wyndham Worldwide Corp	468	12,042
Yum! Brands Inc	2,764	105,944

		3,878,747

Consumer Staples - 15.0%

Alberto-Culver Co	370	9,676
Altria Group Inc	12,688	260,358
Archer-Daniels-Midland Co	2,188	63,233
Avon Products Inc	2,556	86,572
BJ’s Wholesale Club Inc *	88	3,255
Brown-Forman Corp ‘B’	425	25,266
Campbell Soup Co	789	27,891
Church & Dwight Co Inc	401	26,847
Coca-Cola Enterprises Inc	1,558	43,094
Colgate-Palmolive Co	3,066	261,407
Costco Wholesale Corp	2,676	159,784
CVS Caremark Corp	2,664	97,396
Dean Foods Co *	1,165	18,279
Energizer Holdings Inc *	342	21,464
Flowers Foods Inc	388	9,599
General Mills Inc	852	60,313
Green Mountain Coffee Roasters Inc *	222	21,494
H.J. Heinz Co	1,594	72,702
Hansen Natural Corp *	445	19,304
Herbalife Ltd (Cayman)	362	16,695
Hormel Foods Corp	24	1,008
Kellogg Co	1,585	84,687
Kimberly-Clark Corp	2,225	139,908

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
Kraft Foods Inc ‘A’	1,580	$47,779
Lorillard Inc	864	65,007
McCormick & Co Inc	746	28,617
Mead Johnson Nutrition Co	656	34,132
Molson Coors Brewing Co ‘B’	52	2,187
NBTY Inc *	222	10,652
PepsiCo Inc	9,835	650,684
Philip Morris International Inc	11,917	621,591
Sara Lee Corp	1,168	16,270
Smithfield Foods Inc *	104	2,157
Sysco Corp	3,531	104,164
The Clorox Co	780	50,029
The Coca-Cola Co	11,053	607,915
The Estee Lauder Cos Inc ‘A’	654	42,425
The Hershey Co	532	22,775
The Kroger Co	3,437	74,445
The Procter & Gamble Co	11,603	734,122
Wal-Mart Stores Inc	13,437	747,097
Walgreen Co	6,003	222,651
Whole Foods Market Inc *	710	25,667

		5,640,598

Energy - 3.7%

Alpha Natural Resources Inc *	762	38,016
Atwood Oceanics Inc *	301	10,424
Cameron International Corp *	1,387	59,447
CNX Gas Corp *	104	3,957
Cobalt International Energy Inc *	68	925
Comstock Resources Inc *	37	1,177
CONSOL Energy Inc	902	38,479
Continental Resources Inc *	55	2,340
Diamond Offshore Drilling Inc	442	39,254
Dresser-Rand Group Inc *	449	14,108
El Paso Corp	1,047	11,349
EXCO Resources Inc	734	13,491
Exterran Holdings Inc *	224	5,414
Exxon Mobil Corp	7,655	512,732
FMC Technologies Inc *	727	46,986
Forest Oil Corp *	308	7,952
Frontier Oil Corp	583	7,870
Helmerich & Payne Inc	239	9,101
Holly Corp	302	8,429
Mariner Energy Inc *	581	8,698
Massey Energy Co	485	25,361
Oceaneering International Inc *	323	20,507
Patterson-UTI Energy Inc	187	2,612
Peabody Energy Corp	1,666	76,136
Petrohawk Energy Corp *	1,906	38,654
Plains Exploration & Production Co *	468	14,035
Pride International Inc *	544	16,380
Quicksilver Resources Inc *	746	10,496
Range Resources Corp	179	8,390
Rowan Cos Inc *	155	4,512
Schlumberger Ltd (Netherlands)	3,284	208,403
Seahawk Drilling Inc *	44	829
Smith International Inc	874	37,425
Southwestern Energy Co *	2,136	86,978
St. Mary Land & Exploration Co	127	4,421
Teekay Corp	107	2,433
Tesoro Corp	371	5,157

		1,402,878

Financials - 4.9%

Affiliated Managers Group Inc *	268	21,172
Aflac Inc	2,818	152,989
Alexandria Real Estate Equities Inc REIT	58	3,921
American Express Co	1,099	45,345
American International Group Inc *	312	10,652
AmeriCredit Corp *	170	4,039
Ameriprise Financial Inc	129	5,851
Arthur J. Gallagher & Co	496	12,177
AXIS Capital Holdings Ltd (Bermuda)	242	7,565
BlackRock Inc	65	14,154
BOK Financial Corp	24	1,259
Brown & Brown Inc	446	7,992
Capital One Financial Corp	748	30,975
CapitalSource Inc	292	1,632
Capitol Federal Financial	72	2,697
CB Richard Ellis Group Inc ‘A’ *	1,550	24,567
CME Group Inc ‘A’	28	8,851
CNA Financial Corp *	43	1,149
Commerce Bancshares Inc	86	3,538
Digital Realty Trust Inc REIT	498	26,992
Eaton Vance Corp	664	22,271
Endurance Specialty Holdings Ltd (Bermuda)	128	4,755
Erie Indemnity Co ‘A’	82	3,537
Federal Realty Investment Trust REIT	65	4,733
Federated Investors Inc ‘B’	528	13,929
Fidelity National Financial Inc ‘A’	209	3,097
Franklin Resources Inc	430	47,687
Genworth Financial Inc ‘A’ *	1,250	22,925
GLG Partners Inc *	1,246	3,825
Greenhill & Co Inc	143	11,739
HCP Inc REIT	746	24,618
Health Care REIT Inc	408	18,454
Hudson City Bancorp Inc	1,714	24,270
IntercontinentalExchange Inc *	455	51,042
Invesco Ltd (Bermuda)	208	4,557
Investment Technology Group Inc *	14	234
Janus Capital Group Inc	1,050	15,004
Jefferies Group Inc	487	11,527
Lazard Ltd ‘A’ (Bermuda)	430	15,351
Leucadia National Corp *	359	8,907
Lincoln National Corp	531	16,302
Marsh & McLennan Cos Inc	219	5,348
Moody’s Corp	1,107	32,933
Morgan Stanley	1,872	54,831
MSCI Inc ‘A’ *	572	20,649
Nationwide Health Properties Inc REIT	469	16,485
Northern Trust Corp	1,457	80,514
NYSE Euronext	398	11,785
Plum Creek Timber Co Inc REIT	349	13,580
Principal Financial Group Inc	1,855	54,185
Prudential Financial Inc	1,435	86,817
Public Storage REIT	799	73,500
Rayonier Inc REIT	218	9,904
Reinsurance Group of America Inc	33	1,733
SEI Investments Co	666	14,632
Simon Property Group Inc REIT	601	50,424
SLM Corp *	529	6,623
State Street Corp	1,573	71,005
T. Rowe Price Group Inc	1,526	83,823
TD Ameritrade Holding Corp *	1,537	29,295
TFS Financial Corp	12	160
The Bank of New York Mellon Corp	1,553	47,957
The Charles Schwab Corp	5,881	109,916
The Goldman Sachs Group Inc	190	32,420
The Hanover Insurance Group Inc	22	959
The NASDAQ OMX Group Inc *	364	7,688
The Progressive Corp	369	7,044
The St. Joe Co *	528	17,081
Validus Holdings Ltd (Bermuda)	74	2,037
W.R. Berkley Corp	196	5,114
Waddell & Reed Financial Inc ‘A’	481	17,335
Wells Fargo & Co	4,617	143,681

		1,825,739

Health Care - 15.1%

Abbott Laboratories	9,399	495,139
Abraxis Bioscience Inc *	24	1,242

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
Aetna Inc	630	$22,119
Alexion Pharmaceuticals Inc *	508	27,620
Allergan Inc	1,829	119,470
Allscripts-Misys Healthcare Solutions Inc *	378	7,394
AmerisourceBergen Corp	1,579	45,665
Amgen Inc *	6,200	370,512
Amylin Pharmaceuticals Inc *	906	20,376
Baxter International Inc	3,718	216,388
Beckman Coulter Inc	404	25,371
Becton Dickinson & Co	1,483	116,757
Bio-Rad Laboratories Inc ‘A’ *	100	10,352
Biogen Idec Inc *	1,674	96,021
BioMarin Pharmaceutical Inc *	629	14,700
Boston Scientific Corp *	3,148	22,728
Bristol-Myers Squibb Co	5,847	156,115
C.R. Bard Inc	627	54,311
Celgene Corp *	2,781	172,311
Cephalon Inc *	474	32,128
Cerner Corp *	426	36,235
Charles River Laboratories International Inc *	269	10,574
CIGNA Corp	128	4,682
Community Health Systems Inc *	316	11,670
Covance Inc *	389	23,881
Coventry Health Care Inc *	203	5,018
DaVita Inc *	607	38,484
Dendreon Corp *	842	30,708
DENTSPLY International Inc	875	30,494
Edwards Lifesciences Corp *	329	32,531
Eli Lilly & Co	3,277	118,693
Emdeon Inc ‘A’ *	44	727
Express Scripts Inc *	1,687	171,669
Gen-Probe Inc *	283	14,150
Genzyme Corp *	1,612	83,550
Gilead Sciences Inc *	5,561	252,914
Health Management Associates Inc ‘A’ *	1,560	13,416
Henry Schein Inc *	531	31,276
Hill-Rom Holdings Inc	164	4,462
Hologic Inc *	196	3,634
Hospira Inc *	949	53,761
Humana Inc *	369	17,258
IDEXX Laboratories Inc *	332	19,107
Illumina Inc *	721	28,047
Intuitive Surgical Inc *	234	81,462
Inverness Medical Innovations Inc *	196	7,634
Johnson & Johnson	12,967	845,448
Kinetic Concepts Inc *	159	7,602
Laboratory Corp of America Holdings *	685	51,861
Life Technologies Corp *	977	51,068
Lincare Holdings Inc *	350	15,708
McKesson Corp	837	55,008
Medco Health Solutions Inc *	2,969	191,679
MEDNAX Inc *	66	3,840
Medtronic Inc	6,844	308,185
Merck & Co Inc	7,144	266,828
Mettler-Toledo International Inc *	191	20,857
Millipore Corp *	326	34,426
Mylan Inc *	1,383	31,408
Myriad Genetics Inc *	592	14,238
Omnicare Inc	247	6,988
OSI Pharmaceuticals Inc *	345	20,545
Patterson Cos Inc	596	18,506
PerkinElmer Inc	202	4,828
Perrigo Co	494	29,008
Pharmaceutical Product Development Inc	630	14,962
Quest Diagnostics Inc	915	53,335
ResMed Inc *	444	28,261
St. Jude Medical Inc *	2,026	83,167
Stryker Corp	2,031	116,214
Talecris Biotherapeutics Holdings Corp *	249	4,960
Techne Corp	198	12,611
Teleflex Inc	76	4,869
Tenet Healthcare Corp *	2,044	11,692
Thermo Fisher Scientific Inc *	241	12,397
United Therapeutics Corp *	276	15,271
Universal Health Services Inc ‘B’	78	2,737
Valeant Pharmaceuticals International *	403	17,293
Varian Medical Systems Inc *	737	40,778
VCA Antech Inc *	467	13,090
Vertex Pharmaceuticals Inc *	1,150	47,000
Waters Corp *	612	41,334
WellPoint Inc *	179	11,524

		5,662,282

Industrials - 10.1%

3M Co	4,253	355,423
A123 Systems Inc *	142	1,951
Aecom Technology Corp *	523	14,838
Alliant Techsystems Inc *	200	16,260
AMETEK Inc	609	25,249
AMR Corp *	1,959	17,846
Armstrong World Industries Inc *	31	1,126
Avery Dennison Corp	168	6,117
BE Aerospace Inc *	294	8,952
Bucyrus International Inc	120	7,919
C.H. Robinson Worldwide Inc	1,065	59,480
Carlisle Cos Inc	58	2,210
Caterpillar Inc	1,857	116,712
Cintas Corp	89	2,500
Con-way Inc	118	4,144
Continental Airlines Inc ‘B’ *	890	19,553
Copa Holdings SA ‘A’ (Panama)	193	11,734
Copart Inc *	359	12,780
Corrections Corp of America *	88	1,748
Crane Co	114	4,047
Cummins Inc	428	26,515
Danaher Corp	1,003	80,150
Deere & Co	614	36,508
Delta Air Lines Inc *	4,625	67,479
Donaldson Co Inc	434	19,582
Dover Corp	784	36,652
Emerson Electric Co	4,545	228,795
Equifax Inc	586	20,979
Expeditors International of Washington Inc	1,255	46,335
Fastenal Co	771	37,000
First Solar Inc *	322	39,493
Flowserve Corp	356	39,256
Fluor Corp	1,124	52,277
FTI Consulting Inc *	311	12,229
GATX Corp	155	4,441
General Dynamics Corp	197	15,208
Goodrich Corp	781	55,076
Graco Inc	116	3,712
Harsco Corp	311	9,933
Honeywell International Inc	4,494	203,443
Hubbell Inc ‘B’	15	756
IDEX Corp	234	7,745
IHS Inc ‘A’ *	259	13,849
Iron Mountain Inc	1,049	28,743
ITT Corp	127	6,808
Jacobs Engineering Group Inc *	762	34,435
JB Hunt Transport Services Inc	579	20,775
Joy Global Inc	566	32,036
Kansas City Southern *	269	9,730
KAR Auction Services Inc *	35	527
Kirby Corp *	75	2,861
Landstar System Inc	358	15,029
Lennox International Inc	280	12,410
Lockheed Martin Corp	1,859	154,706
Masco Corp	949	14,728
McDermott International Inc * (Panama)	1,352	36,396

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
MSC Industrial Direct Co Inc ‘A’	230	$11,666
Navistar International Corp *	371	16,595
Norfolk Southern Corp	285	15,929
Northrop Grumman Corp	238	15,606
Owens Corning *	198	5,037
PACCAR Inc	2,086	90,407
Pall Corp	717	29,031
Pentair Inc	114	4,061
Precision Castparts Corp	868	109,984
Raytheon Co	1,816	103,730
Republic Services Inc	656	19,037
Robert Half International Inc	898	27,326
Rockwell Automation Inc	112	6,312
Rockwell Collins Inc	936	58,584
Roper Industries Inc	459	26,549
RR Donnelley & Sons Co	348	7,430
Snap-on Inc	100	4,334
Southwest Airlines Co	1,390	18,376
Spirit AeroSystems Holdings Inc ‘A’ *	218	5,097
Stericycle Inc *	507	27,632
SunPower Corp ‘A’ *	645	12,191
The Boeing Co	388	28,173
The Brink’s Co	304	8,582
The Dun & Bradstreet Corp	315	23,442
The Shaw Group Inc *	402	13,837
The Toro Co	211	10,375
Thomas & Betts Corp *	110	4,316
TransDigm Group Inc	207	10,979
Union Pacific Corp	1,656	121,385
United Parcel Service Inc ‘B’	4,219	271,746
United Technologies Corp	4,704	346,261
URS Corp *	66	3,274
UTi Worldwide Inc (United Kingdom)	467	7,154
Valmont Industries Inc	148	12,259
Verisk Analytics Inc ‘A’ *	393	11,083
W.W. Grainger Inc	392	42,383
WABCO Holdings Inc *	303	9,066
Wabtec Corp	290	12,215
Waste Connections Inc *	303	10,290
Waste Management Inc	2,636	90,757
WESCO International Inc *	153	5,311

		3,774,988

Information Technology - 30.6%

Activision Blizzard Inc	2,096	25,278
Adobe Systems Inc *	3,240	114,599
Advanced Micro Devices Inc *	1,673	15,509
Agilent Technologies Inc *	2,135	73,423
Akamai Technologies Inc *	1,090	34,237
Alliance Data Systems Corp *	343	21,949
Altera Corp	1,859	45,192
Amdocs Ltd * (United Kingdom)	106	3,192
Amphenol Corp ‘A’	1,005	42,401
Analog Devices Inc	1,710	49,282
ANSYS Inc *	498	21,484
Apple Inc *	5,429	1,275,435
Arrow Electronics Inc *	243	7,322
Autodesk Inc *	924	27,184
Automatic Data Processing Inc	3,099	137,813
Avnet Inc *	261	7,830
BMC Software Inc *	1,176	44,688
Broadcom Corp ‘A’	2,944	97,682
Broadridge Financial Solutions Inc	457	9,771
Brocade Communications Systems Inc *	1,137	6,492
CA Inc	1,797	42,176
Cadence Design Systems Inc *	1,647	10,969
Ciena Corp *	83	1,265
Cisco Systems Inc *	35,074	912,976
Citrix Systems Inc *	1,139	54,068
Cognizant Technology Solutions Corp ‘A’ *	1,808	92,172
Convergys Corp *	49	601
Corning Inc	8,051	162,711
Cree Inc *	646	45,362
Cypress Semiconductor Corp *	959	11,029
Dell Inc *	10,358	155,474
Diebold Inc	311	9,877
Dolby Laboratories Inc ‘A’ *	311	18,246
DST Systems Inc	233	9,658
eBay Inc *	1,536	41,395
Electronic Arts Inc *	2,040	38,066
EMC Corp *	1,378	24,859
Equinix Inc *	219	21,317
F5 Networks Inc *	498	30,632
FactSet Research Systems Inc	240	17,609
Fidelity National Information Services Inc	1,198	28,081
Fiserv Inc *	984	49,948
FLIR Systems Inc *	962	27,128
Genpact Ltd * (Bermuda)	346	5,802
Global Payments Inc	522	23,777
Google Inc ‘A’ *	1,460	827,835
Harris Corp	596	28,304
Hewitt Associates Inc ‘A’ *	469	18,657
Hewlett-Packard Co	11,243	597,565
IAC/InterActiveCorp *	289	6,572
Integrated Device Technology Inc *	373	2,286
Intel Corp	20,912	465,501
International Business Machines Corp	8,037	1,030,745
International Rectifier Corp *	143	3,275
Intersil Corp ‘A’	493	7,277
Intuit Inc *	2,023	69,470
Itron Inc *	229	16,619
Jabil Circuit Inc	560	9,066
JDS Uniphase Corp *	697	8,733
Juniper Networks Inc *	3,146	96,519
Lam Research Corp *	811	30,267
Lender Processing Services Inc	545	20,574
Linear Technology Corp	1,400	39,592
Marvell Technology Group Ltd * (Bermuda)	2,887	58,837
MasterCard Inc ‘A’	524	133,096
Maxim Integrated Products Inc	1,461	28,329
McAfee Inc *	990	39,729
MEMC Electronic Materials Inc *	1,345	20,619
Microchip Technology Inc	1,081	30,441
Micron Technology Inc *	877	9,112
MICROS Systems Inc *	439	14,434
Microsoft Corp	46,898	1,372,704
Molex Inc	11	229
Monster Worldwide Inc *	513	8,521
Motorola Inc *	797	5,595
National Instruments Corp	291	9,705
National Semiconductor Corp	1,510	21,819
NCR Corp *	1,046	14,435
NetApp Inc *	2,066	67,269
NeuStar Inc ‘A’ *	435	10,962
Novell Inc *	1,051	6,295
Novellus Systems Inc *	428	10,700
Nuance Communications Inc *	1,343	22,348
NVIDIA Corp *	3,263	56,711
ON Semiconductor Corp *	2,472	19,776
Oracle Corp	23,216	596,419
Paychex Inc	2,020	62,014
QLogic Corp *	791	16,057
QUALCOMM Inc	10,123	425,065
Rambus Inc *	618	13,503
Red Hat Inc *	1,108	32,431
Rovi Corp *	415	15,409
SAIC Inc *	1,781	31,524
salesforce.com inc *	678	50,477
SanDisk Corp *	698	24,172
Seagate Technology * (Cayman)	2,759	50,379
Silicon Laboratories Inc *	311	14,825

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
Sohu.com Inc *	203	$11,084
Sybase Inc *	547	25,501
Symantec Corp *	5,097	86,241
Synopsys Inc *	544	12,169
Teradata Corp *	827	23,892
Teradyne Inc *	1,163	12,991
Texas Instruments Inc	7,692	188,223
The Western Union Co	4,296	72,860
Total System Services Inc	701	10,978
Trimble Navigation Ltd *	682	19,587
Varian Semiconductor Equipment Associates Inc *	400	13,248
VeriSign Inc *	1,227	31,914
Visa Inc ‘A’	2,752	250,515
Vishay Intertechnology Inc *	257	2,629
VMware Inc ‘A’ *	335	17,855
WebMD Health Corp *	304	14,100
Western Digital Corp *	1,253	48,854
Xerox Corp	1,515	14,771
Xilinx Inc	1,742	44,421
Yahoo! Inc *	6,826	112,834
Zebra Technologies Corp ‘A’ *	275	8,140

		11,491,566

Materials - 3.7%

Air Products & Chemicals Inc	465	34,387
Albemarle Corp	19	810
Alcoa Inc	2,860	40,726
Ashland Inc	56	2,955
Ball Corp	370	19,751
Celanese Corp ‘A’	917	29,206
CF Industries Holdings Inc	230	20,971
Cliffs Natural Resources Inc	98	6,953
Compass Minerals International Inc	125	10,029
Crown Holdings Inc *	957	25,801
E.I. du Pont de Nemours & Co	1,872	69,713
Eagle Materials Inc	276	7,325
Ecolab Inc	1,484	65,222
FMC Corp	365	22,097
Freeport-McMoRan Copper & Gold Inc	1,544	128,986
International Flavors & Fragrances Inc	413	19,688
Intrepid Potash Inc *	243	7,370
Martin Marietta Materials Inc	125	10,444
Monsanto Co	3,346	238,971
Nalco Holding Co	785	19,099
Newmont Mining Corp	2,953	150,396
Owens-Illinois Inc *	819	29,107
Packaging Corp of America	107	2,633
Pactiv Corp *	716	18,029
Praxair Inc	1,896	157,368
Royal Gold Inc	86	3,974
RPM International Inc	333	7,106
Schnitzer Steel Industries Inc ‘A’	135	7,092
Sigma-Aldrich Corp	718	38,528
Southern Copper Corp	749	23,721
Terra Industries Inc	391	17,892
The Lubrizol Corp	376	34,487
The Mosaic Co	944	57,367
The Scotts Miracle-Gro Co ‘A’	236	10,939
Walter Energy Inc	345	31,833

		1,370,976

Telecommunication Services - 0.5%

American Tower Corp ‘A’ *	2,466	105,076
Crown Castle International Corp *	598	22,862
Frontier Communications Corp	1,285	9,560
Leap Wireless International Inc *	310	5,072
MetroPCS Communications Inc *	1,452	10,280
NII Holdings Inc *	79	3,291
SBA Communications Corp ‘A’ *	697	25,141
tw telecom Inc *	697	12,651
Windstream Corp	1,171	12,752

		206,685

Utilities - 0.8%

Allegheny Energy Inc	626	14,398
American Water Works Co Inc	114	2,481
Calpine Corp *	992	11,795
CenterPoint Energy Inc	1,973	28,332
Constellation Energy Group Inc	975	34,232
DPL Inc	123	3,344
EQT Corp	832	34,112
Exelon Corp	392	17,174
FPL Group Inc	367	17,737
Integrys Energy Group Inc	107	5,070
ITC Holdings Corp	283	15,565
NV Energy Inc	556	6,856
Ormat Technologies Inc	130	3,658
PPL Corp	2,226	61,682
The AES Corp *	3,152	34,672

		291,108

Total Common Stocks
(Cost $30,180,585)		35,545,567

EXCHANGE-TRADED FUND - 1.0%

iShares Russell 1000 Growth Index Fund	7,465	387,807

Total Exchange-Traded Fund
(Cost $388,712)		387,807

	Principal
	Amount
SHORT-TERM INVESTMENT - 0.5%

Repurchase Agreement - 0.5%

State Street Bank & Trust Co 0.000% due 04/01/10 (Dated 03/31/10, repurchase price of $172,000; collateralized by U.S. Treasury Bills: 0.000% due 04/08/10 and value $180,000)	$172,000	172,000

Total Short-Term Investment
(Cost $172,000)		172,000

TOTAL INVESTMENTS - 96.2%
(Cost $30,741,297)		36,105,374

OTHER ASSETS & LIABILITIES, NET - 3.8%		1,420,717

NET ASSETS - 100.0%		$37,526,091

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of March 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$35,545,567	$35,545,567	$-	$-
	Exchange-Traded Fund	387,807	387,807	-	-
	Short-Term Investment	172,000	-	172,000	-

	Total	$36,105,374	$35,933,374	$172,000	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.8%

Consumer Discretionary - 10.0%

Abercrombie & Fitch Co ‘A’	339	$15,472
Autoliv Inc *	633	32,618
AutoNation Inc *	459	8,299
Barnes & Noble Inc	239	5,167
Big Lots Inc *	552	20,104
BorgWarner Inc *	88	3,360
Boyd Gaming Corp *	510	5,039
Cablevision Systems Corp ‘A’	1,587	38,310
Career Education Corp *	77	2,436
CarMax Inc *	401	10,073
Carnival Corp (Panama)	1,639	63,724
CBS Corp ‘B’	4,176	58,213
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	198	5,803
Chico’s FAS Inc	18	260
Choice Hotels International Inc	92	3,203
Clear Channel Outdoor Holdings Inc ‘A’ *	349	3,703
Comcast Corp ‘A’	18,780	353,440
D.R. Horton Inc	1,892	23,839
DIRECTV ‘A’ *	3,712	125,503
Discovery Communications Inc ‘C’ *	92	2,706
DISH Network Corp ‘A’	1,347	28,045
Dollar General Corp *	24	606
DreamWorks Animation SKG Inc ‘A’ *	496	19,537
Expedia Inc	149	3,719
Federal Mogul Corp *	57	1,047
Foot Locker Inc	710	10,678
Ford Motor Co *	23,235	292,064
Fortune Brands Inc	1,022	49,577
GameStop Corp ‘A’ *	178	3,900
Gannett Co Inc	1,565	25,854
Garmin Ltd (Cayman)	159	6,118
Genuine Parts Co	1,077	45,492
Harley-Davidson Inc	1,604	45,024
Harman International Industries Inc *	214	10,011
Hasbro Inc	366	14,010
Hillenbrand Inc	188	4,134
Hyatt Hotels Corp ‘A’ *	142	5,532
Interactive Data Corp	86	2,752
International Game Technology	355	6,550
International Speedway Corp ‘A’	142	3,659
J.C. Penney Co Inc	1,613	51,890
Jarden Corp	574	19,108
Johnson Controls Inc	2,081	68,652
KB Home	573	9,598
Kohl’s Corp *	151	8,272
Lamar Advertising Co ‘A’ *	442	15,183
Las Vegas Sands Corp *	452	9,560
Leggett & Platt Inc	421	9,110
Lennar Corp ‘A’	1,173	20,187
Liberty Global Inc ‘A’ *	1,830	53,363
Liberty Media Corp - Capital ‘A’ *	574	20,876
Liberty Media Corp - Interactive ‘A’ *	4,131	63,246
Liberty Media Corp - Starz ‘A’ *	372	20,341
Limited Brands Inc	666	16,397
Lowe’s Cos Inc	7,191	174,310
M.D.C. Holdings Inc	178	6,161
Macy’s Inc	3,012	65,571
Madison Square Garden Inc *	427	9,279
Marriott International Inc ‘A’	1,081	34,073
Mattel Inc	649	14,758
Meredith Corp	193	6,641
MGM MIRAGE *	726	8,712
Mohawk Industries Inc *	390	21,208
Newell Rubbermaid Inc	1,739	26,433
News Corp ‘A’	15,984	230,329
NVR Inc *	33	23,975
Office Depot Inc *	1,552	12,385
Penn National Gaming Inc *	465	12,927
Penske Auto Group Inc *	193	2,783
Phillips-Van Heusen Corp	145	8,317
Polo Ralph Lauren Corp	32	2,721
Pulte Homes Inc *	2,043	22,984
RadioShack Corp	824	18,647
Regal Entertainment Group ‘A’	374	6,571
Royal Caribbean Cruises Ltd * (Liberia)	675	22,268
Scripps Networks Interactive Inc ‘A’	215	9,535
Sears Holdings Corp *	338	36,649
Service Corp International	1,598	14,670
Signet Jewelers Ltd (NYSE) * (Bermuda)	482	15,588
Stanley Black & Decker Inc	1,069	61,371
Starwood Hotels & Resorts Worldwide Inc	1,133	52,843
The Gap Inc	412	9,521
The Home Depot Inc	11,210	362,644
The Interpublic Group of Cos Inc *	3,258	27,107
The New York Times Co ‘A’ *	676	7,524
The Sherwin-Williams Co	127	8,595
The Walt Disney Co	13,392	467,515
The Washington Post Co ‘B’	38	16,879
Thor Industries Inc	124	3,746
Tiffany & Co	97	4,607
Time Warner Cable Inc	2,518	134,235
Time Warner Inc	8,485	265,326
Toll Brothers Inc *	1,027	21,362
TRW Automotive Holdings Corp *	317	9,060
VF Corp	467	37,430
Viacom Inc ‘B’ *	3,882	133,463
Virgin Media Inc	1,956	33,761
Warner Music Group Corp *	158	1,092
Weight Watchers International Inc	156	3,983
Wendy’s/Arby’s Group Inc ‘A’	1,241	6,205
Whirlpool Corp	538	46,941
Williams-Sonoma Inc	455	11,962
Wyndham Worldwide Corp	651	16,750
Wynn Resorts Ltd	488	37,005

		4,333,786

Consumer Staples - 5.2%

Alberto-Culver Co	73	1,909
Archer-Daniels-Midland Co	2,059	59,505
BJ’s Wholesale Club Inc *	371	13,723
Brown-Forman Corp ‘B’	87	5,172
Bunge Ltd (Bermuda)	923	56,884
Campbell Soup Co	441	15,589
Central European Distribution Corp *	440	15,404
Coca-Cola Enterprises Inc	278	7,689
ConAgra Foods Inc	3,235	81,101
Constellation Brands Inc ‘A’ *	1,258	20,681
Corn Products International Inc	477	16,533
CVS Caremark Corp	7,191	262,903
Del Monte Foods Co	1,511	22,061
Dr Pepper Snapple Group Inc	1,835	64,537
Energizer Holdings Inc *	88	5,523
Flowers Foods Inc	77	1,905
General Mills Inc	1,392	98,540
H.J. Heinz Co	468	21,345
Hormel Foods Corp	392	16,468
Kimberly-Clark Corp	413	25,969
Kraft Foods Inc ‘A’	10,440	315,706
Lorillard Inc	144	10,835
Mead Johnson Nutrition Co	755	39,283
Molson Coors Brewing Co ‘B’	863	36,298
NBTY Inc *	119	5,710
Ralcorp Holdings Inc *	390	26,434
Reynolds American Inc	1,167	62,995
Rite Aid Corp *	3,366	5,049

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
Safeway Inc	2,820	$70,105
Sara Lee Corp	3,820	53,213
Smithfield Foods Inc *	849	17,608
SUPERVALU Inc	1,445	24,103
The Clorox Co	144	9,236
The Coca-Cola Co	3,449	189,695
The Hershey Co	476	20,378
The J.M. Smucker Co	804	48,449
The Kroger Co	821	17,783
The Procter & Gamble Co	7,047	445,864
Tyson Foods Inc ‘A’	2,052	39,296
Whole Foods Market Inc *	154	5,567

		2,257,048

Energy - 16.7%

Anadarko Petroleum Corp	3,489	254,104
Apache Corp	2,382	241,773
Arch Coal Inc	1,201	27,443
Atwood Oceanics Inc *	85	2,944
Baker Hughes Inc	2,153	100,846
BJ Services Co	1,976	42,286
Cabot Oil & Gas Corp	705	25,944
Cameron International Corp *	179	7,672
Chesapeake Energy Corp	4,356	102,976
Chevron Corp	14,088	1,068,293
Cimarex Energy Co	565	33,550
Cobalt International Energy Inc *	376	5,114
Comstock Resources Inc *	322	10,240
Concho Resources Inc *	608	30,619
ConocoPhillips	10,391	531,707
Continental Resources Inc *	72	3,064
Denbury Resources Inc *	2,888	48,721
Devon Energy Corp	3,092	199,218
El Paso Corp	3,416	37,029
EOG Resources Inc	1,785	165,898
EXCO Resources Inc	146	2,683
Exterran Holdings Inc *	292	7,058
Exxon Mobil Corp	25,533	1,710,200
Forest Oil Corp *	551	14,227
Frontier Oil Corp	244	3,294
Frontline Ltd (Bermuda)	276	8,454
Halliburton Co	6,252	188,373
Helix Energy Solutions Group Inc *	828	10,789
Helmerich & Payne Inc	556	21,172
Hess Corp	2,084	130,354
Marathon Oil Corp	5,061	160,130
Mariner Energy Inc *	94	1,407
Massey Energy Co	128	6,693
Murphy Oil Corp	1,312	73,721
Nabors Industries Ltd * (Bermuda)	1,988	39,024
National Oilwell Varco Inc	2,917	118,372
Newfield Exploration Co *	971	50,540
Noble Energy Inc	1,251	91,323
Occidental Petroleum Corp	5,682	480,356
Oil States International Inc *	382	17,320
Overseas Shipholding Group Inc	199	7,807
Patterson-UTI Energy Inc	1,039	14,515
Pioneer Natural Resources Co	830	46,746
Plains Exploration & Production Co *	439	13,166
Pride International Inc *	711	21,408
Range Resources Corp	981	45,979
Rowan Cos Inc *	709	20,639
SandRidge Energy Inc *	1,156	8,901
Schlumberger Ltd (Netherlands)	4,590	291,281
SEACOR Holdings Inc *	142	11,454
Seahawk Drilling Inc *	63	1,188
Smith International Inc	704	30,145
Southern Union Co	725	18,393
Spectra Energy Corp	4,461	100,506
St. Mary Land & Exploration Co	376	13,089
Sunoco Inc	884	26,264
Superior Energy Services Inc *	542	11,393
Teekay Corp	134	3,047
Tesoro Corp	699	9,716
The Williams Cos Inc	4,007	92,562
Tidewater Inc	358	16,923
Unit Corp *	275	11,627
Valero Energy Corp	4,050	79,785
Whiting Petroleum Corp *	378	30,557
XTO Energy Inc	4,057	191,409

		7,193,431

Financials - 24.9%

Alexandria Real Estate Equities Inc REIT	229	15,480
Alleghany Corp *	33	9,771
Allied World Assurance Co Holdings Ltd (Bermuda)	362	16,236
AMB Property Corp REIT	1,005	27,376
American Express Co	5,828	240,463
American Financial Group Inc	530	15,079
American International Group Inc *	567	19,357
American National Insurance Co	97	11,013
AmeriCredit Corp *	454	10,787
Ameriprise Financial Inc	1,621	73,529
Annaly Capital Management Inc REIT	3,959	68,016
Aon Corp	1,999	85,377
Apartment Investment & Management Co ‘A’ REIT	810	14,912
Arch Capital Group Ltd * (Bermuda)	350	26,688
Arthur J. Gallagher & Co	29	712
Aspen Insurance Holdings Ltd (Bermuda)	616	17,765
Associated Banc-Corp	1,200	16,560
Assurant Inc	885	30,426
AvalonBay Communities Inc REIT	587	50,687
AXIS Capital Holdings Ltd (Bermuda)	736	23,007
BancorpSouth Inc	587	12,304
Bank of America Corp	70,030	1,250,035
Bank of Hawaii Corp	349	15,688
BB&T Corp	4,901	158,743
BlackRock Inc	148	32,228
BOK Financial Corp	53	2,779
Boston Properties Inc REIT	1,004	75,742
Brandywine Realty Trust REIT	897	10,952
BRE Properties Inc REIT	418	14,944
Brown & Brown Inc	177	3,172
Camden Property Trust REIT	498	20,732
Capital One Financial Corp	2,316	95,906
CapitalSource Inc	1,215	6,792
Chimera Investment Corp REIT	4,322	16,813
Cincinnati Financial Corp	992	28,669
Citigroup Inc *	132,830	537,961
City National Corp	299	16,137
CME Group Inc ‘A’	446	140,985
CNA Financial Corp *	99	2,645
Comerica Inc	1,196	45,496
Commerce Bancshares Inc	240	9,874
Corporate Office Properties Trust REIT	431	17,296
Cullen/Frost Bankers Inc	357	19,921
Discover Financial Services	3,793	56,516
Douglas Emmett Inc REIT	749	11,512
Duke Realty Corp REIT	1,446	17,930
Endurance Specialty Holdings Ltd (Bermuda)	187	6,947
Equity Residential REIT	1,983	77,634
Erie Indemnity Co ‘A’	35	1,510
Essex Property Trust Inc REIT	229	20,599
Everest Re Group Ltd (Bermuda)	460	37,228
Federal Realty Investment Trust REIT	354	25,775
Federated Investors Inc ‘B’	76	2,005
Fidelity National Financial Inc ‘A’	1,410	20,896
Fifth Third Bancorp	5,696	77,409

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
First Citizens BancShares Inc ‘A’	33	$6,559
First Horizon National Corp *	1,584	22,251
First Niagara Financial Group Inc	1,299	18,472
Forest City Enterprises Inc ‘A’ *	681	9,813
Franklin Resources Inc	593	65,764
Fulton Financial Corp	1,198	12,208
Genworth Financial Inc ‘A’ *	2,050	37,597
HCC Insurance Holdings Inc	713	19,679
HCP Inc REIT	1,324	43,692
Health Care REIT Inc	467	21,122
Hospitality Properties Trust REIT	783	18,753
Host Hotels & Resorts Inc REIT	4,501	65,940
HRPT Properties Trust REIT	1,703	13,249
Hudson City Bancorp Inc	1,618	22,911
Huntington Bancshares Inc	5,266	28,278
Interactive Brokers Group Inc ‘A’ *	323	5,216
Invesco Ltd (Bermuda)	2,618	57,360
Investment Technology Group Inc *	299	4,990
Janus Capital Group Inc	193	2,758
Jefferies Group Inc	180	4,261
Jones Lang LaSalle Inc	296	21,575
JPMorgan Chase & Co	27,942	1,250,404
KeyCorp	6,024	46,686
Kimco Realty Corp REIT	2,755	43,088
Legg Mason Inc	1,092	31,308
Leucadia National Corp *	774	19,203
Liberty Property Trust REIT	725	24,607
Lincoln National Corp	1,430	43,901
Loews Corp	2,257	84,141
M&T Bank Corp	525	41,674
Mack-Cali Realty Corp REIT	606	21,362
Markel Corp *	63	23,604
Marsh & McLennan Cos Inc	3,338	81,514
Marshall & Ilsley Corp	3,809	30,662
MBIA Inc *	1,014	6,358
Mercury General Corp	153	6,689
MetLife Inc	4,114	178,301
Morgan Stanley	7,335	214,842
Nationwide Health Properties Inc REIT	177	6,222
New York Community Bancorp Inc	3,103	51,324
NYSE Euronext	1,407	41,661
Old Republic International Corp	1,539	19,515
OneBeacon Insurance Group Ltd ‘A’ (Bermuda)	236	4,071
PartnerRe Ltd (Bermuda)	609	48,549
People’s United Financial Inc	2,750	43,010
Piedmont Office Realty Trust Inc ‘A’ REIT	361	7,166
Plum Creek Timber Co Inc REIT	736	28,638
Popular Inc *	4,044	11,768
ProLogis REIT	3,251	42,913
Protective Life Corp	620	13,634
Prudential Financial Inc	1,541	93,230
Raymond James Financial Inc	630	16,846
Rayonier Inc REIT	304	13,811
Realty Income Corp REIT	721	22,127
Regency Centers Corp REIT	618	23,156
Regions Financial Corp	8,303	65,179
Reinsurance Group of America Inc	431	22,636
RenaissanceRe Holdings Ltd (Bermuda)	428	24,293
Senior Housing Properties Trust REIT	881	19,514
Simon Property Group Inc REIT	952	79,873
SL Green Realty Corp REIT	541	30,983
SLM Corp *	2,477	31,012
StanCorp Financial Group Inc	355	16,909
State Street Corp	1,593	71,908
SunTrust Banks Inc	3,561	95,399
Symetra Financial Corp *	50	659
Synovus Financial Corp	3,054	10,048
Taubman Centers Inc REIT	383	15,289
TCF Financial Corp	1,029	16,402
TFS Financial Corp	354	4,726
The Allstate Corp	3,845	124,232
The Bank of New York Mellon Corp	6,762	208,811
The Chubb Corp	2,380	123,403
The First American Corp	762	25,786
The Goldman Sachs Group Inc	3,320	566,492
The Hanover Insurance Group Inc	276	12,036
The Hartford Financial Services Group Inc	3,082	87,590
The Macerich Co REIT	666	25,514
The NASDAQ OMX Group Inc *	523	11,046
The PNC Financial Services Group Inc	3,641	217,368
The Progressive Corp	4,198	80,140
The Student Loan Corp	5	178
The Travelers Cos Inc	3,657	197,259
Torchmark Corp	543	29,056
Transatlantic Holdings Inc	234	12,355
U.S. Bancorp	13,359	345,731
UDR Inc REIT	1,043	18,399
Unitrin Inc	237	6,648
Unum Group	2,257	55,906
Validus Holdings Ltd (Bermuda)	527	14,508
Valley National Bancorp	955	14,678
Ventas Inc REIT	1,102	52,323
Vornado Realty Trust REIT	1,055	79,863
W.R. Berkley Corp	554	14,454
Washington Federal Inc	777	15,789
Weingarten Realty Investors REIT	654	14,100
Wells Fargo & Co	31,000	964,720
Wesco Financial Corp	4	1,542
White Mountains Insurance Group Ltd (Bermuda)	50	17,750
Whitney Holding Corp	692	9,543
Wilmington Trust Corp	665	11,019
XL Capital Ltd ‘A’ (Cayman)	2,325	43,942
Zions Bancorp	1,118	24,395

		10,734,855

Health Care - 8.2%

Aetna Inc	2,590	90,935
AmerisourceBergen Corp	318	9,197
Boston Scientific Corp *	6,657	48,064
Bristol-Myers Squibb Co	5,452	145,568
Brookdale Senior Living Inc *	280	5,832
Cardinal Health Inc	2,589	93,282
CareFusion Corp *	1,211	32,007
Charles River Laboratories International Inc *	239	9,395
CIGNA Corp	1,911	69,904
Community Health Systems Inc *	492	18,170
Coventry Health Care Inc *	774	19,133
Eli Lilly & Co	3,444	124,742
Endo Pharmaceuticals Holdings Inc *	804	19,047
Forest Laboratories Inc *	2,065	64,758
Health Net Inc *	868	21,587
Hill-Rom Holdings Inc	206	5,605
Hologic Inc *	1,580	29,293
Humana Inc *	756	35,358
Inverness Medical Innovations Inc *	303	11,802
Johnson & Johnson	4,352	283,750
Kinetic Concepts Inc *	296	14,152
King Pharmaceuticals Inc *	1,696	19,945
Life Technologies Corp *	157	8,206
LifePoint Hospitals Inc *	558	20,523
Lincare Holdings Inc *	240	10,771
McKesson Corp	1,006	66,114
MEDNAX Inc *	227	13,209
Merck & Co Inc	13,110	489,659
Mylan Inc *	676	15,352
Omnicare Inc	546	15,446
PerkinElmer Inc	639	15,272
Pfizer Inc	56,643	971,427
Teleflex Inc	130	8,329

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
Tenet Healthcare Corp *	1,651	$9,444
The Cooper Cos Inc	312	12,131
Thermo Fisher Scientific Inc *	2,747	141,306
UnitedHealth Group Inc *	8,501	277,728
Universal Health Services Inc ‘B’	713	25,019
Watson Pharmaceuticals Inc *	787	32,873
WellPoint Inc *	2,389	153,804
Zimmer Holdings Inc *	1,460	86,432

		3,544,571

Industrials - 10.3%

A123 Systems Inc *	104	1,429
AGCO Corp *	609	21,845
Alexander & Baldwin Inc	237	7,833
Armstrong World Industries Inc *	88	3,195
Avery Dennison Corp	692	25,196
BE Aerospace Inc *	306	9,318
Bucyrus International Inc	447	29,498
Carlisle Cos Inc	265	10,097
Caterpillar Inc	2,146	134,876
Cintas Corp	742	20,843
Con-way Inc	268	9,412
Corrections Corp of America *	700	13,902
Covanta Holding Corp *	890	14,827
Crane Co	121	4,296
CSX Corp	2,726	138,753
Cummins Inc	977	60,525
Danaher Corp	715	57,136
Deere & Co	2,220	132,001
Dover Corp	428	20,009
Eaton Corp	1,194	90,469
Equifax Inc	200	7,160
FedEx Corp	2,215	206,881
Gardner Denver Inc	337	14,841
GATX Corp	241	6,905
General Cable Corp *	413	11,151
General Dynamics Corp	2,185	168,682
General Electric Co	74,469	1,355,336
Graco Inc	171	5,472
Harsco Corp	125	3,993
Hertz Global Holdings Inc *	1,189	11,878
Hubbell Inc ‘B’	329	16,591
IDEX Corp	188	6,223
Illinois Tool Works Inc	3,206	151,836
ITT Corp	1,153	61,812
Joy Global Inc	97	5,490
Kansas City Southern *	364	13,166
KBR Inc	1,068	23,667
Kennametal Inc	560	15,747
Kirby Corp *	260	9,919
L-3 Communications Holdings Inc	823	75,411
Lincoln Electric Holdings Inc	268	14,560
Manpower Inc	538	30,731
Masco Corp	1,302	20,207
Norfolk Southern Corp	2,218	123,964
Northrop Grumman Corp	1,911	125,304
Oshkosh Corp *	608	24,527
Owens Corning *	287	7,301
PACCAR Inc	237	10,272
Parker-Hannifin Corp	1,163	75,293
Pentair Inc	439	15,637
Pitney Bowes Inc	1,407	34,401
Quanta Services Inc *	1,422	27,246
Raytheon Co	676	38,613
Republic Services Inc	1,477	42,863
Rockwell Automation Inc	867	48,864
Roper Industries Inc	95	5,495
RR Donnelley & Sons Co	1,029	21,969
Ryder System Inc	432	16,744
Snap-on Inc	256	11,095
Southwest Airlines Co	3,728	49,284
Spirit AeroSystems Holdings Inc ‘A’ *	497	11,620
SPX Corp	372	24,671
Terex Corp *	800	18,168
Textron Inc	1,962	41,653
The Boeing Co	4,720	342,719
The Manitowoc Co Inc	901	11,713
The Shaw Group Inc *	132	4,543
The Timken Co	664	19,927
Thomas & Betts Corp *	264	10,359
Trinity Industries Inc	623	12,435
Union Pacific Corp	1,694	124,170
United Technologies Corp	484	35,627
URS Corp *	477	23,664
USG Corp *	298	5,114
Verisk Analytics Inc ‘A’ *	113	3,187
WABCO Holdings Inc *	78	2,334
Waste Connections Inc *	121	4,109
Waste Management Inc	356	12,257
WESCO International Inc *	163	5,658

		4,435,919

Information Technology - 4.7%

Activision Blizzard Inc	1,780	21,467
Advanced Micro Devices Inc *	1,723	15,972
Amdocs Ltd * (United Kingdom)	1,102	33,181
AOL Inc *	743	18,783
Applied Materials Inc	9,299	125,351
Arrow Electronics Inc *	423	12,745
Atmel Corp *	2,868	14,426
Autodesk Inc *	509	14,975
Avnet Inc *	688	20,640
AVX Corp	149	2,116
Broadridge Financial Solutions Inc	322	6,884
Brocade Communications Systems Inc *	2,232	12,745
CA Inc	624	14,645
Ciena Corp *	652	9,937
CommScope Inc *	670	18,773
Computer Sciences Corp *	1,029	56,070
Compuware Corp *	1,667	14,003
Convergys Corp *	627	7,687
Corning Inc	1,674	33,832
Cypress Semiconductor Corp *	199	2,289
Diebold Inc	47	1,493
DST Systems Inc	67	2,777
eBay Inc *	6,096	164,287
EchoStar Corp ‘A’ *	208	4,218
EMC Corp *	12,820	231,273
Fairchild Semiconductor International Inc *	903	9,617
Fidelity National Information Services Inc	865	20,276
Harris Corp	163	7,741
Hewlett-Packard Co	3,765	200,110
IAC/InterActiveCorp *	411	9,346
Ingram Micro Inc ‘A’ *	1,117	19,603
Integrated Device Technology Inc *	1,019	6,246
Intel Corp	14,967	333,165
International Rectifier Corp *	286	6,549
Intersil Corp ‘A’	576	8,502
Itron Inc *	30	2,177
Jabil Circuit Inc	653	10,572
JDS Uniphase Corp *	748	9,372
KLA-Tencor Corp	1,253	38,743
Lexmark International Inc ‘A’ *	585	21,107
LSI Corp *	4,420	27,050
Marvell Technology Group Ltd * (Bermuda)	437	8,906
Maxim Integrated Products Inc	336	6,515
Microchip Technology Inc	155	4,365
Micron Technology Inc *	5,032	52,283
Molex Inc	764	15,937
Monster Worldwide Inc *	443	7,358

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
Motorola Inc *	15,000	$105,300
Novell Inc *	1,404	8,410
Novellus Systems Inc *	311	7,775
Nuance Communications Inc *	232	3,860
PMC-Sierra Inc *	1,610	14,361
Rovi Corp *	220	8,169
SAIC Inc *	717	12,691
SanDisk Corp *	864	29,920
Seagate Technology * (Cayman)	380	6,939
Synopsys Inc *	397	8,881
Tech Data Corp *	390	16,341
Tellabs Inc	2,992	22,649
Teradata Corp *	243	7,020
Total System Services Inc	257	4,025
Vishay Intertechnology Inc *	1,016	10,394
Western Digital Corp *	164	6,394
Xerox Corp	7,208	70,278
Yahoo! Inc *	541	8,943

		2,038,459

Materials - 3.9%

Air Products & Chemicals Inc	995	73,580
Airgas Inc	558	35,500
AK Steel Holding Corp	825	18,860
Albemarle Corp	562	23,958
Alcoa Inc	3,777	53,785
Allegheny Technologies Inc	714	38,549
Aptargroup Inc	424	16,684
Ashland Inc	532	28,074
Ball Corp	230	12,277
Bemis Co Inc	742	21,310
Cabot Corp	452	13,741
Carpenter Technology Corp	332	12,151
CF Industries Holdings Inc	65	5,927
Cliffs Natural Resources Inc	816	57,895
Commercial Metals Co	877	13,208
Compass Minerals International Inc	128	10,270
Cytec Industries Inc	325	15,191
E.I. du Pont de Nemours & Co	4,314	160,653
Eastman Chemical Co	541	34,451
FMC Corp	101	6,115
Freeport-McMoRan Copper & Gold Inc	1,126	94,066
Greif Inc ‘A’	199	10,929
Huntsman Corp	1,111	13,388
International Flavors & Fragrances Inc	26	1,239
International Paper Co	3,100	76,291
Intrepid Potash Inc *	1	30
Martin Marietta Materials Inc	217	18,130
MeadWestvaco Corp	1,148	29,331
Nucor Corp	2,251	102,150
Owens-Illinois Inc *	215	7,641
Packaging Corp of America	636	15,652
Pactiv Corp *	210	5,288
PPG Industries Inc	1,126	73,640
Reliance Steel & Aluminum Co	430	21,169
Royal Gold Inc	262	12,107
RPM International Inc	344	7,341
Schnitzer Steel Industries Inc ‘A’	55	2,889
Sealed Air Corp	1,031	21,734
Sonoco Products Co	632	19,459
Southern Copper Corp	281	8,899
Steel Dynamics Inc	1,464	25,576
Temple-Inland Inc	795	16,242
Terra Industries Inc	229	10,479
The Dow Chemical Co	7,832	231,592
The Lubrizol Corp	71	6,512
The Valspar Corp	635	18,720
Titanium Metals Corp *	606	10,054
United States Steel Corp	1,029	65,362
Vulcan Materials Co	916	43,272
Weyerhaeuser Co	1,446	65,460

		1,686,821

Telecommunication Services - 4.8%

AT&T Inc	41,463	1,071,404
CenturyTel Inc	2,150	76,239
Clearwire Corp ‘A’ *	384	2,745
Crown Castle International Corp *	1,291	49,355
Frontier Communications Corp	1,531	11,391
Leap Wireless International Inc *	157	2,568
Level 3 Communications Inc *	10,656	17,263
NII Holdings Inc *	1,139	47,451
Qwest Communications International Inc	10,696	55,833
Sprint Nextel Corp *	19,825	75,335
Telephone & Data Systems Inc	545	18,448
U.S. Cellular Corp *	61	2,524
Verizon Communications Inc	19,990	620,090
Windstream Corp	1,662	18,099

		2,068,745

Utilities - 6.1%

AGL Resources Inc	488	18,861
Allegheny Energy Inc	495	11,385
Alliant Energy Corp	715	23,781
Ameren Corp	1,617	42,171
American Electric Power Co Inc	3,306	112,999
American Water Works Co Inc	526	11,446
Aqua America Inc	940	16,516
Atmos Energy Corp	603	17,228
Calpine Corp *	955	11,355
CenterPoint Energy Inc	608	8,731
CMS Energy Corp	1,752	27,086
Consolidated Edison Inc	1,986	88,457
Constellation Energy Group Inc	267	9,374
Dominion Resources Inc	4,213	173,197
DPL Inc	707	19,223
DTE Energy Co	1,207	53,832
Duke Energy Corp	9,210	150,307
Dynegy Inc ‘A’ *	3,913	4,930
Edison International	2,364	80,778
Energen Corp	459	21,357
Entergy Corp	1,410	114,704
Exelon Corp	4,290	187,945
FirstEnergy Corp	2,099	82,050
FPL Group Inc	2,564	123,918
Great Plains Energy Inc	835	15,506
Hawaiian Electric Industries Inc	549	12,325
Integrys Energy Group Inc	471	22,316
MDU Resources Group Inc	1,212	26,155
Mirant Corp *	1,017	11,045
National Fuel Gas Co	456	23,051
NiSource Inc	1,959	30,952
Northeast Utilities	1,205	33,306
NRG Energy Inc *	1,402	29,302
NSTAR	692	24,511
NV Energy Inc	967	11,923
OGE Energy Corp	621	24,182
ONEOK Inc	665	30,357
Pepco Holdings Inc	1,521	26,085
PG&E Corp	2,651	112,456
Pinnacle West Capital Corp	775	29,241
Progress Energy Inc	2,026	79,743
Public Service Enterprise Group Inc	3,645	107,600
Questar Corp	1,180	50,976
RRI Energy Inc *	2,475	9,133
SCANA Corp	803	30,185
Sempra Energy	1,768	88,223
Southern Co	5,582	185,099
TECO Energy Inc	1,536	24,407

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
The AES Corp *	768	$8,448
UGI Corp	747	19,825
Vectren Corp	485	11,989
Westar Energy Inc	669	14,919
Wisconsin Energy Corp	808	39,923
Xcel Energy Inc	3,107	65,868

		2,610,682

Total Common Stocks
(Cost $34,952,124)		40,904,317

EXCHANGE-TRADED FUND - 1.0%

iShares Russell 1000 Value Index Fund	6,899	421,322

Total Exchange-Traded Fund
(Cost $422,139)		421,322

	Principal
	Amount
SHORT-TERM INVESTMENT - 0.5%

Repurchase Agreement - 0.5%

State Street Bank & Trust Co 0.000% due 04/01/10 (Dated 03/31/10, repurchase price of $201,000, collateralized by U.S. Treasury Bills: 0.000% due 04/08/10 and value $210,000)	$201,000	201,000

Total Short-Term Investment
(Cost $201,000)		201,000

TOTAL INVESTMENTS - 96.3%
(Cost $35,575,263)		41,526,639

OTHER ASSETS & LIABILITIES, NET - 3.7%		1,596,099

NET ASSETS - 100.0%		$43,122,738

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of March 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$40,904,317	$40,904,317	$-	$-
	Exchange-Traded Fund	421,322	421,322	-	-
	Short-Term Investment	201,000	-	201,000	-

	Total	$41,526,639	$41,325,639	$201,000	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.5%

Consumer Discretionary - 16.3%

1-800-FLOWERS.COM Inc ‘A’ *	40	$100
99 Cents Only Stores *	1,109	18,077
AFC Enterprises Inc *	93	998
Ambassadors Group Inc	460	5,083
America’s Car-Mart Inc *	162	3,907
American Apparel Inc *	732	2,218
American Public Education Inc *	487	22,694
Amerigon Inc *	580	5,864
Ameristar Casinos Inc	648	11,807
Arbitron Inc	712	18,982
ArvinMeritor Inc *	221	2,950
Bally Technologies Inc *	1,446	58,621
bebe Stores Inc	652	5,803
Benihana Inc ‘A’ *	145	942
Big 5 Sporting Goods Corp	592	9,010
BJ’s Restaurants Inc *	535	12,465
Blue Nile Inc *	340	18,707
Blyth Inc	15	469
Bridgepoint Education Inc *	356	8,750
Buffalo Wild Wings Inc *	483	23,237
California Pizza Kitchen Inc *	539	9,050
Capella Education Co *	389	36,115
Caribou Coffee Co Inc *	180	1,192
Carmike Cinemas Inc *	267	3,703
Carrols Restaurant Group Inc *	236	1,605
Carter’s Inc *	1,191	35,909
CEC Entertainment Inc *	595	22,664
Charming Shoppes Inc *	218	1,190
Cherokee Inc	221	3,978
China Automotive Systems Inc *	97	2,242
ChinaCast Education Corp *	835	6,104
Christopher & Banks Corp	89	712
Cinemark Holdings Inc	787	14,434
Citi Trends Inc *	395	12,814
CKE Restaurants Inc	1,242	13,749
CKX Inc *	1,461	8,956
Coinstar Inc *	781	25,382
Coldwater Creek Inc *	1,276	8,855
Collective Brands Inc *	749	17,032
Cooper Tire & Rubber Co	1,547	29,424
Core-Mark Holding Co Inc *	88	2,694
Corinthian Colleges Inc *	2,090	36,763
CPI Corp	155	2,148
Cracker Barrel Old Country Store Inc	448	20,778
Crocs Inc *	816	7,156
Crown Media Holdings Inc ‘A’ *	114	219
Deckers Outdoor Corp *	344	47,472
Denny’s Corp *	2,600	9,984
Destination Maternity Corp *	114	2,925
DineEquity Inc *	461	18,223
Dolan Media Co *	776	8,435
Domino’s Pizza Inc *	131	1,787
Dorman Products Inc *	64	1,215
Dover Downs Gaming & Entertainment Inc	480	1,901
Drew Industries Inc *	292	6,430
drugstore.com Inc *	2,326	8,304
DSW Inc ‘A’ *	32	817
Einstein Noah Restaurant Group Inc *	115	1,397
Fossil Inc *	1,232	46,496
Fred’s Inc ‘A’	349	4,181
Fuel Systems Solutions Inc *	367	11,729
Fuqi International Inc *	288	3,139
G-III Apparel Group Ltd *	131	3,610
Global Sources Ltd * (Bermuda)	61	397
Grand Canyon Education Inc *	428	11,188
Great Wolf Resorts Inc *	100	318
Hawk Corp ‘A’ *	54	1,053
hhgregg Inc *	345	8,708
Hibbett Sports Inc *	768	19,645
Hot Topic Inc *	764	4,966
Hovnanian Enterprises Inc ‘A’ *	763	3,319
HSN Inc *	1,063	31,295
Interval Leisure Group Inc *	953	13,876
iRobot Corp *	498	7,550
Isle of Capri Casinos Inc *	435	3,384
J.Crew Group Inc *	1,343	61,644
Jack in the Box Inc *	1,529	36,008
Jo-Ann Stores Inc *	270	11,335
Jos. A. Bank Clothiers Inc *	490	26,778
K-Swiss Inc ‘A’ *	351	3,671
K12 Inc *	636	14,126
Kirkland’s Inc *	348	7,308
Knology Inc *	286	3,844
Krispy Kreme Doughnuts Inc *	1,588	6,384
Lakes Entertainment Inc *	327	752
LeapFrog Enterprises Inc *	251	1,644
Learning Tree International Inc *	173	2,434
Life Time Fitness Inc *	98	2,754
Lincoln Educational Services Corp *	278	7,033
Live Nation Entertainment Inc *	1,488	21,576
Liz Claiborne Inc *	1,772	13,166
LodgeNet Interactive Corp *	392	2,732
Lululemon Athletica Inc *	1,087	45,110
Lumber Liquidators Holdings Inc *	390	10,401
M/I Homes Inc *	80	1,172
Mac-Gray Corp	49	553
Maidenform Brands Inc *	475	10,379
Marcus Corp	65	844
Martha Stewart Living Omnimedia Inc ‘A’ *	649	3,621
Matthews International Corp ‘A’	792	28,116
McCormick & Schmick’s Seafood Restaurants Inc *	64	644
Mediacom Communications Corp ‘A’ *	422	2,511
Midas Inc *	323	3,643
Monarch Casino & Resort Inc *	144	1,230
Monro Muffler Brake Inc	439	15,699
Morgans Hotel Group Co *	451	2,891
Multimedia Games Inc *	146	569
National CineMedia Inc	79	1,364
National Presto Industries Inc	129	15,339
NIVS IntelliMedia Technology Group Inc *	112	430
Nobel Learning Communities Inc *	76	596
NutriSystem Inc	791	14,088
OfficeMax Inc *	1,476	24,236
Orbitz Worldwide Inc *	383	2,723
Outdoor Channel Holdings Inc *	1	7
Overstock.com Inc *	426	6,922
Oxford Industries Inc	222	4,513
P.F. Chang’s China Bistro Inc *	613	27,052
Papa John’s International Inc *	463	11,904
Peet’s Coffee & Tea Inc *	312	12,371
PetMed Express Inc	587	13,014
Pinnacle Entertainment Inc *	806	7,850
Playboy Enterprises Inc ‘B’ *	630	2,306
Polaris Industries Inc	819	41,900
Pool Corp	703	15,916
Pre-Paid Legal Services Inc *	189	7,154
Raser Technologies Inc *	1,777	1,777
RCN Corp *	932	14,055
Reading International Inc ‘A’ *	84	359
Red Robin Gourmet Burgers Inc *	102	2,493
Rentrak Corp *	259	5,581
Rue21 Inc *	64	2,219
Ruth’s Hospitality Group Inc *	695	3,683
Sally Beauty Holdings Inc *	549	4,897
Sealy Corp *	255	893
Shuffle Master Inc *	1,444	11,826

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
Shutterfly Inc *	99	$2,385
Smith & Wesson Holding Corp *	1,606	6,071
Sonic Automotive Inc ‘A’ *	222	2,442
Sonic Corp *	1,511	16,697
Sotheby’s	1,642	51,050
Sport Supply Group Inc	63	847
Standard Motor Products Inc	247	2,450
Stein Mart Inc *	592	5,346
Steiner Leisure Ltd * (Bahamas)	195	8,642
Steven Madden Ltd *	420	20,496
Sturm Ruger & Co Inc	491	5,887
Systemax Inc	90	1,957
Tempur-Pedic International Inc *	2,000	60,320
Texas Roadhouse Inc *	1,344	18,668
The Buckle Inc	606	22,277
The Cato Corp ‘A’	706	15,137
The Cheesecake Factory Inc *	1,568	42,430
The Children’s Place Retail Stores Inc *	572	25,483
The Dress Barn Inc *	358	9,365
The Finish Line Inc ‘A’	635	10,363
The Gymboree Corp *	601	31,030
The Men’s Wearhouse Inc	84	2,011
The Princeton Review Inc *	300	1,047
The Talbots Inc *	421	5,456
The Timberland Co ‘A’ *	714	15,237
The Warnaco Group Inc *	1,206	57,538
The Wet Seal Inc ‘A’ *	2,646	12,595
Town Sports International Holdings Inc *	450	1,759
Tractor Supply Co	959	55,670
True Religion Apparel Inc *	680	20,645
Tupperware Brands Corp	1,665	80,286
Ulta Salon Cosmetics & Fragrance Inc *	713	16,128
Under Armour Inc ‘A’ *	888	26,116
UniFirst Corp	70	3,605
Universal Electronics Inc *	279	6,233
Universal Technical Institute Inc *	531	12,117
Universal Travel Group *	298	2,953
Valassis Communications Inc *	1,053	29,305
Value Line Inc	28	647
Vitacost.com Inc *	140	1,687
Vitamin Shoppe Inc *	84	1,886
Volcom Inc *	469	9,155
Weyco Group Inc	167	3,928
Winnebago Industries Inc *	112	1,636
Wolverine World Wide Inc	1,312	38,258
Wonder Auto Technology Inc *	501	5,301
World Wrestling Entertainment Inc ‘A’	460	7,958
Youbet.com Inc *	796	2,340
Zumiez Inc *	497	10,184

		2,238,360

Consumer Staples - 3.4%

AgFeed Industries Inc *	719	3,156
Alico Inc	80	2,020
Alliance One International Inc *	1,664	8,470
American Dairy Inc *	259	4,960
American Italian Pasta Co ‘A’ *	401	15,587
American Oriental Bioengineering Inc *	638	2,603
Arden Group Inc ‘A’	25	2,657
B&G Foods Inc ‘A’	304	3,186
Cal-Maine Foods Inc	368	12,472
Calavo Growers Inc	290	5,290
Casey’s General Stores Inc	833	26,156
China Sky One Medical Inc *	284	4,462
China-Biotics Inc *	230	4,119
Coca-Cola Bottling Co Consolidated	111	6,511
Darling International Inc *	2,156	19,318
Diamond Foods Inc	440	18,498
Diedrich Coffee Inc *	84	2,923
Dole Food Co Inc *	632	7,489
Farmer Bros. Co	80	1,499
HQ Sustainable Maritime Industries Inc *	291	1,746
Inter Parfums Inc	86	1,275
J&J Snack Foods Corp	363	15,780
Lancaster Colony Corp	514	30,305
Lance Inc	747	17,278
Lifeway Foods Inc *	128	1,519
Medifast Inc *	326	8,192
National Beverage Corp	157	1,746
Nu Skin Enterprises Inc ‘A’	1,323	38,499
Orchids Paper Products Co *	143	2,352
Overhill Farms Inc *	440	2,565
PriceSmart Inc	395	9,184
Revlon Inc ‘A’ *	239	3,549
Ruddick Corp	214	6,771
Sanderson Farms Inc	526	28,199
Smart Balance Inc *	1,339	8,677
Star Scientific Inc *	1,977	5,041
Susser Holdings Corp *	24	203
Synutra International Inc *	457	10,333
The Boston Beer Co Inc ‘A’ *	239	12,490
The Female Health Co	377	2,703
The Hain Celestial Group Inc *	304	5,274
The Pantry Inc *	101	1,261
Tootsie Roll Industries Inc	639	17,261
United Natural Foods Inc *	1,150	32,350
Universal Corp	52	2,740
USANA Health Sciences Inc *	171	5,371
Vector Group Ltd	1,046	16,140
Village Super Market ‘A’	162	4,541
WD-40 Co	317	10,407
Weis Markets Inc	58	2,109
Zhongpin Inc *	660	8,382

		465,619

Energy - 3.8%

Apco Oil and Gas International Inc (Cayman)	221	5,980
Approach Resources Inc *	46	418
Arena Resources Inc *	1,004	33,534
Atlas Energy Inc *	874	27,199
ATP Oil & Gas Corp *	224	4,213
Bolt Technology Corp *	108	1,221
BPZ Resources Inc *	1,965	14,443
Brigham Exploration Co *	1,447	23,080
Cal Dive International Inc *	234	1,715
CARBO Ceramics Inc	475	29,612
Carrizo Oil & Gas Inc *	748	17,167
Cheniere Energy Inc *	605	1,869
Clean Energy Fuels Corp *	922	21,003
Cloud Peak Energy Inc *	357	5,941
Contango Oil & Gas Co *	294	15,038
CREDO Petroleum Corp *	152	1,503
Cubic Energy Inc *	5	5
CVR Energy Inc *	65	569
Delta Petroleum Corp *	2,726	3,844
Dril-Quip Inc *	767	46,664
Endeavour International Corp *	2,940	3,734
ENGlobal Corp *	348	964
Evergreen Energy Inc *	2,207	397
FX Energy Inc *	1,253	4,298
Geokinetics Inc *	159	1,146
GMX Resources Inc *	450	3,699
Golar LNG Ltd * (Bermuda)	504	5,897
Gulf Island Fabrication Inc	37	805
GulfMark Offshore Inc ‘A’ *	324	8,602
Gulfport Energy Corp *	615	6,913
Hercules Offshore Inc *	379	1,634
ION Geophysical Corp *	255	1,255
Isramco Inc *	25	1,639
James River Coal Co *	709	11,273

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
Lufkin Industries Inc	353	$27,940
Matrix Service Co *	241	2,593
McMoRan Exploration Co *	2,138	31,279
Natural Gas Services Group Inc *	57	905
Northern Oil & Gas Inc *	966	15,311
Panhandle Oil & Gas Inc ‘A’	172	4,064
PHI Inc *	163	3,452
Pioneer Drilling Co *	279	1,964
PrimeEnergy Corp *	10	269
Rex Energy Corp *	585	6,663
RPC Inc	702	7,813
Ship Finance International Ltd (Bermuda)	701	12,450
Sulphco Inc *	1,632	473
Syntroleum Corp *	1,793	3,801
Teekay Tankers Ltd ‘A’	317	3,985
TETRA Technologies Inc *	1,028	12,562
TGC Industries Inc *	312	1,261
Toreador Resources Corp *	636	5,203
Uranerz Energy Corp *	1,342	2,496
Uranium Energy Corp *	1,336	4,302
Vaalco Energy Inc	193	953
Venoco Inc *	121	1,552
W&T Offshore Inc	816	6,854
Warren Resources Inc *	1,153	2,906
Westmoreland Coal Co *	94	1,186
Willbros Group Inc *	1,022	12,274
World Fuel Services Corp	1,576	41,985
Zion Oil & Gas Inc *	449	2,779

		526,549

Financials - 5.4%

Acadia Realty Trust REIT	254	4,536
Advance America Cash Advance Centers Inc	1,113	6,478
Alexander’s Inc REIT *	32	9,572
American Safety Insurance Holdings Ltd * (Bermuda)	27	448
Ames National Corp	60	1,203
AmTrust Financial Services Inc	82	1,144
Apollo Commercial Real Estate Finance Inc REIT	32	576
Arrow Financial Corp	129	3,469
Artio Global Investors Inc	155	3,835
Asset Acceptance Capital Corp *	162	1,022
Associated Estates Realty Corp REIT	65	896
Assured Guaranty Ltd (Bermuda)	387	8,502
Bank of Marin Bancorp	113	3,738
Bank of the Ozarks Inc	28	985
BGC Partners Inc ‘A’	560	3,422
Bridge Bancorp Inc	108	2,527
Broadpoint Gleacher Securities Inc *	1,443	5,772
Brookline Bancorp Inc	416	4,426
Brooklyn Federal Bancorp Inc	31	260
Bryn Mawr Bank Corp	42	762
Calamos Asset Management Inc ‘A’	66	946
Cardinal Financial Corp	374	3,994
Cardtronics Inc *	279	3,507
Cathay General Bancorp	909	10,590
Centerstate Banks Inc	141	1,727
Citizens Holding Co	27	666
Citizens Inc *	569	3,932
City Holding Co	53	1,817
CNB Financial Corp	89	1,374
Cohen & Steers Inc	192	4,792
Colony Financial Inc REIT	3	60
CompuCredit Holdings Corp	123	635
Cowen Group Inc ‘A’ *	100	566
Crawford & Co ‘B’ *	344	1,400
Credit Acceptance Corp *	137	5,650
Cypress Sharpridge Investments Inc REIT	69	923
Danvers Bancorp Inc	50	692
Diamond Hill Investment Group Inc	57	3,910
Dollar Financial Corp *	552	13,281
Duff & Phelps Corp ‘A’	403	6,746
DuPont Fabros Technology Inc REIT	380	8,204
EastGroup Properties Inc REIT	438	16,530
eHealth Inc *	630	9,923
Enterprise Financial Services Corp	143	1,582
Epoch Holding Corp	269	3,037
Equity Lifestyle Properties Inc REIT	419	22,576
Evercore Partners Inc ‘A’	116	3,480
Ezcorp Inc ‘A’ *	1,213	24,988
FBL Financial Group Inc ‘A’	125	3,060
First Cash Financial Services Inc *	620	13,373
First Financial Bankshares Inc	288	14,846
First Mercury Financial Corp	141	1,837
GAMCO Investors Inc ‘A’	100	4,550
Getty Realty Corp REIT	156	3,650
GFI Group Inc	1,649	9,531
Government Properties Income Trust REIT	46	1,197
Great Southern Bancorp Inc	54	1,212
Hancock Holding Co	108	4,516
International Assets Holding Corp *	113	1,692
Invesco Mortgage Capital Inc REIT	63	1,449
Investors Bancorp Inc *	133	1,756
Investors Real Estate Trust REIT	152	1,371
JMP Group Inc	29	247
KBW Inc *	409	11,002
Kearny Financial Corp	119	1,241
Knight Capital Group Inc ‘A’ *	1,219	18,590
Kohlberg Capital Corp	72	408
Life Partners Holdings Inc	210	4,656
LTC Properties Inc REIT	57	1,542
Main Street Capital Corp	198	3,091
MarketAxess Holdings Inc	806	12,678
Metro Bancorp Inc *	90	1,239
MF Global Holdings Ltd *	785	6,335
Mid-America Apartment Communities Inc REIT	373	19,318
Nara Bancorp Inc *	313	2,742
National Health Investors Inc REIT	42	1,628
Nelnet Inc ‘A’	131	2,431
NewStar Financial Inc *	136	868
Omega Healthcare Investors Inc REIT	445	8,673
optionsXpress Holdings Inc *	1,134	18,473
Oritani Financial Corp	173	2,780
Orrstown Financial Services Inc	56	1,421
Park National Corp	20	1,246
Peapack-Gladstone Financial Corp	37	581
Pebblebrook Hotel Trust REIT *	11	231
Penns Woods Bancorp Inc	45	1,510
Pennymac Mortgage Investment Trust REIT *	23	382
Penson Worldwide Inc *	338	3,404
PICO Holdings Inc *	216	8,033
Portfolio Recovery Associates Inc *	456	25,021
Potlatch Corp REIT	560	19,622
PrivateBancorp Inc	927	12,700
Prudential Bancorp Inc of Pennsylvania	69	582
PS Business Parks Inc REIT	157	8,384
Pzena Investment Management Inc ‘A’ *	251	1,915
QC Holdings Inc	71	367
Redwood Trust Inc REIT	278	4,287
Republic Bancorp Inc ‘A’	19	358
Rewards Network Inc	60	804
Riskmetrics Group Inc *	593	13,408
RLI Corp	195	11,119
Roma Financial Corp	88	1,104
S.Y. Bancorp Inc	95	2,161
Safeguard Scientifics Inc *	193	2,509
Safety Insurance Group Inc	51	1,921
Saul Centers Inc REIT	99	4,099
Signature Bank *	878	32,530
Solar Capital Ltd	3	63
Southside Bancshares Inc	87	1,877

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
Starwood Property Trust Inc REIT	78	$1,505
Stifel Financial Corp *	804	43,215
Suffolk Bancorp	150	4,607
SVB Financial Group *	113	5,273
SWS Group Inc	87	1,003
Tanger Factory Outlet Centers Inc REIT	568	24,515
Tejon Ranch Co *	269	8,210
Terreno Realty Corp REIT *	10	197
Territorial Bancorp Inc	60	1,142
Texas Capital Bancshares Inc *	99	1,880
The First of Long Island Corp	44	1,060
The Phoenix Cos Inc *	459	1,111
Thomas Weisel Partners Group Inc *	35	137
Tompkins Financial Corp	80	2,918
Tower Group Inc	964	21,372
TradeStation Group Inc *	282	1,977
Trustco Bank Corp NY	790	4,874
U.S. Global Investors Inc ‘A’	327	3,234
UMH Properties Inc REIT	75	613
United Financial Bancorp Inc	112	1,566
Universal Health Realty Income Trust REIT	139	4,912
Universal Insurance Holdings Inc	285	1,442
ViewPoint Financial Group	226	3,664
Washington REIT	177	5,407
Westamerica Bancorp	442	25,481
Westwood Holdings Group Inc	117	4,306

		740,343

Health Care - 23.4%

Abaxis Inc *	589	16,015
ABIOMED Inc *	832	8,595
Accelrys Inc *	766	4,719
Accuray Inc *	1,073	6,535
Acorda Therapeutics Inc *	1,017	34,781
Acura Pharmaceuticals Inc *	168	906
Adolor Corp *	759	1,366
Affymax Inc *	459	10,754
Affymetrix Inc *	1,656	12,155
AGA Medical Holdings Inc *	280	4,550
Air Methods Corp *	298	10,132
Akorn Inc *	1,551	2,373
Align Technology Inc *	1,560	30,170
Alkermes Inc *	2,530	32,814
Alliance HealthCare Services Inc *	548	3,080
Allied Healthcare International Inc *	273	743
Allos Therapeutics Inc *	1,939	14,407
Almost Family Inc *	220	8,292
Alnylam Pharmaceuticals Inc *	931	15,846
Alphatec Holdings Inc *	809	5,153
AMAG Pharmaceuticals Inc *	562	19,619
Amedisys Inc *	675	37,274
America Service Group Inc	224	3,604
American Caresource Holdings Inc *	403	713
American Dental Partners Inc *	171	2,232
American Medical Systems Holdings Inc *	1,975	36,696
AMERIGROUP Corp *	1,382	45,938
AMICAS Inc *	658	3,961
Amicus Therapeutics Inc *	370	1,180
AMN Healthcare Services Inc *	898	7,902
Analogic Corp	228	9,742
AngioDynamics Inc *	186	2,905
Ardea Biosciences Inc *	396	7,231
Arena Pharmaceuticals Inc *	2,558	7,930
ARIAD Pharmaceuticals Inc *	2,992	10,173
ArQule Inc *	623	3,588
Array BioPharma Inc *	1,389	3,806
ARYx Therapeutics Inc *	446	388
athenahealth Inc *	875	31,990
Atrion Corp	37	5,292
ATS Medical Inc *	1,195	3,107
Auxilium Pharmaceuticals Inc *	1,236	38,514
AVANIR Pharmaceuticals ‘A’ *	1,771	4,109
AVI BioPharma Inc *	2,623	3,121
Bio-Reference Labs Inc *	319	14,026
BioCryst Pharmaceuticals Inc *	691	4,540
Biodel Inc *	455	1,943
BioDelivery Sciences International Inc *	337	1,291
BioMimetic Therapeutics Inc *	369	4,852
BioScrip Inc *	1,047	8,355
BioSpecifics Technologies Corp *	88	2,442
BMP Sunstone Corp *	702	3,552
Bovie Medical Corp *	385	2,406
Bruker Corp *	1,260	18,459
Cadence Pharmaceuticals Inc *	668	6,099
Cambrex Corp *	750	3,038
Cantel Medical Corp	247	4,903
Caraco Pharmaceutical Laboratories Ltd *	145	869
CardioNet Inc *	649	4,965
Cardiovascular Systems Inc *	272	1,444
Cardium Therapeutics Inc *	828	365
Catalyst Health Solutions Inc *	981	40,594
Celera Corp *	506	3,593
Cell Therapeutics Inc *	15,248	8,245
Celldex Therapeutics Inc *	702	4,310
Centene Corp *	704	16,924
Cepheid Inc *	1,536	26,849
Chelsea Therapeutics International Inc *	772	2,741
Chemed Corp	605	32,900
Chindex International Inc *	333	3,933
Clarient Inc *	840	2,201
Clinical Data Inc *	331	6,421
Computer Programs & Systems Inc	266	10,395
Conceptus Inc *	820	16,367
Continucare Corp *	734	2,716
Cornerstone Therapeutics Inc *	144	914
Corvel Corp *	173	6,185
Cross Country Healthcare Inc *	92	930
CryoLife Inc *	705	4,561
Cubist Pharmaceuticals Inc *	1,543	34,779
Cumberland Pharmaceuticals Inc *	141	1,485
Curis Inc *	2,000	6,140
Cutera Inc *	114	1,182
Cyberonics Inc *	735	14,083
Cypress Bioscience Inc *	1,064	5,214
Cytokinetics Inc *	1,041	3,331
Cytori Therapeutics Inc *	793	3,616
Delcath Systems Inc *	907	7,347
Depomed Inc *	1,399	4,966
DexCom Inc *	1,351	13,145
Dionex Corp *	474	35,446
Discovery Laboratories Inc *	2,344	1,219
DURECT Corp *	2,145	6,456
Dyax Corp *	1,888	6,438
Eclipsys Corp *	1,505	29,919
Electro-Optical Sciences Inc *	617	4,578
Emergency Medical Services Corp ‘A’ *	776	43,883
Emergent BioSolutions Inc *	443	7,438
Emeritus Corp *	506	10,297
Endologix Inc *	1,182	4,775
EnteroMedics Inc *	399	203
Enzo Biochem Inc *	671	4,039
Enzon Pharmaceuticals Inc *	1,535	15,626
eResearchTechnology Inc *	1,124	7,767
Exactech Inc *	186	3,900
Exelixis Inc *	2,767	16,796
Facet Biotech Corp *	118	3,185
Genomic Health Inc *	382	6,719
Genoptix Inc *	455	16,148
Gentiva Health Services Inc *	307	8,682
Geron Corp *	1,229	6,981

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value

Greatbatch Inc *	461	$9,769
GTx Inc *	566	1,890
Haemonetics Corp *	672	38,405
Halozyme Therapeutics Inc *	1,736	13,871
Hanger Orthopedic Group Inc *	133	2,418
Hansen Medical Inc *	627	1,436
Harvard Bioscience Inc *	682	2,639
Health Grades Inc *	702	4,465
HealthSouth Corp *	2,494	46,638
Healthways Inc *	61	980
HeartWare International Inc *	177	7,871
Hemispherx Biopharma Inc *	3,131	2,317
Hi-Tech Pharmacal Co Inc *	33	731
HMS Holdings Corp *	672	34,265
Human Genome Sciences Inc *	4,862	146,832
ICU Medical Inc *	338	11,644
Idenix Pharmaceuticals Inc *	754	2,126
Idera Pharmaceuticals Inc *	495	3,074
Immucor Inc *	1,885	42,205
ImmunoGen Inc *	1,540	12,459
Immunomedics Inc *	1,800	5,976
Impax Laboratories Inc *	1,624	29,037
Incyte Corp Ltd *	2,328	32,499
Infinity Pharmaceuticals Inc *	169	1,031
Insmed Inc *	3,430	4,047
Inspire Pharmaceuticals Inc *	1,573	9,816
Insulet Corp *	944	14,245
Integra LifeSciences Holdings Corp *	506	22,178
InterMune Inc *	1,190	53,038
Invacare Corp	340	9,024
inVentiv Health Inc *	272	6,109
IPC The Hospitalist Co Inc *	428	15,027
IRIS International Inc *	488	4,982
Ironwood Pharmaceuticals Inc *	414	5,597
Isis Pharmaceuticals Inc *	2,495	27,245
ISTA Pharmaceuticals Inc *	912	3,712
Javelin Pharmaceuticals Inc *	1,666	2,149
Kendle International Inc *	101	1,765
Kensey Nash Corp *	226	5,331
KV Pharmaceutical Co ‘A’ *	606	1,067
Landauer Inc	150	9,783
Lannett Co Inc *	245	1,041
LCA-Vision Inc *	323	2,687
Lexicon Pharmaceuticals Inc *	2,057	3,044
LHC Group Inc *	408	13,680
Ligand Pharmaceuticals Inc ‘B’ *	3,075	5,381
Luminex Corp *	1,113	18,732
MAKO Surgical Corp *	476	6,416
MannKind Corp *	1,550	10,168
MAP Pharmaceuticals Inc *	234	3,718
Martek Biosciences Corp *	176	3,962
Masimo Corp	1,357	36,028
Matrixx Initiatives Inc *	317	1,607
Maxygen Inc *	562	3,692
MedAssets Inc *	1,057	22,197
Medical Action Industries Inc *	308	3,779
Medicis Pharmaceutical Corp ‘A’	187	4,705
Medidata Solutions Inc *	174	2,645
Medivation Inc *	768	8,056
Merge Healthcare Inc *	750	1,553
Meridian Bioscience Inc	1,087	22,142
Merit Medical Systems Inc *	754	11,499
Metabolix Inc *	558	6,796
Metropolitan Health Networks Inc *	1,025	3,311
Micromet Inc *	1,746	14,108
Micrus Endovascular Corp *	425	8,381
MiddleBrook Pharmaceuticals Inc *	753	226
Molecular Insight Pharmaceuticals Inc *	523	685
Momenta Pharmaceuticals Inc *	1,053	15,763
MWI Veterinary Supply Inc *	291	11,756
Myriad Pharmaceuticals Inc *	611	2,762
Nabi Biopharmaceuticals *	1,015	5,552
Nanosphere Inc *	269	1,289
National Healthcare Corp	87	3,078
National Research Corp	34	861
Natus Medical Inc *	563	8,957
Nektar Therapeutics *	2,462	37,447
Neogen Corp *	529	13,278
Neurocrine Biosciences Inc *	1,144	2,917
NeurogesX Inc *	231	2,171
NovaMed Inc *	349	1,187
Novavax Inc *	1,951	4,507
NPS Pharmaceuticals Inc *	1,253	6,315
NuVasive Inc *	1,021	46,149
NxStage Medical Inc *	574	6,572
Obagi Medical Products Inc *	427	5,201
Odyssey HealthCare Inc *	461	8,349
Omeros Corp *	113	796
Omnicell Inc *	731	10,256
OncoGenex Pharmaceutical Inc *	122	2,505
Onyx Pharmaceuticals Inc *	1,650	49,962
Opko Health Inc *	1,052	2,083
Optimer Pharmaceuticals Inc *	839	10,303
OraSure Technologies Inc *	1,186	7,033
Orexigen Therapeutics Inc *	723	4,258
Orthofix International NV * (Netherlands)	460	16,735
Orthovita Inc *	1,789	7,621
Osiris Therapeutics Inc *	458	3,389
Owens & Minor Inc	891	41,334
OXiGENE Inc *	661	813
Pain Therapeutics Inc *	986	6,182
Palomar Medical Technologies Inc *	365	3,964
PAREXEL International Corp *	1,539	35,874
PDL BioPharma Inc	3,094	19,214
Pharmasset Inc *	605	16,214
PharMerica Corp *	821	14,959
Phase Forward Inc *	1,101	14,390
Poniard Pharmaceuticals Inc *	936	1,076
POZEN Inc *	647	6,198
Progenics Pharmaceuticals Inc *	452	2,409
Protalix BioTherapeutics Inc *	914	5,996
PSS World Medical Inc *	1,545	36,323
Psychiatric Solutions Inc *	992	29,562
Quality Systems Inc	629	38,646
Questcor Pharmaceuticals Inc *	1,508	12,411
Quidel Corp *	709	10,309
RadNet Inc *	694	2,207
Regeneron Pharmaceuticals Inc *	1,684	44,609
RehabCare Group Inc *	523	14,262
Repligen Corp *	850	3,451
Repros Therapeutics Inc *	139	94
Rigel Pharmaceuticals Inc *	1,340	10,680
Rochester Medical Corp *	278	3,564
Rockwell Medical Technologies Inc *	476	2,751
RTI Biologics Inc *	548	2,373
Salix Pharmaceuticals Ltd *	1,460	54,385
Sangamo Biosciences Inc *	1,104	5,984
Santarus Inc *	1,431	7,699
Savient Pharmaceuticals Inc *	1,783	25,764
SciClone Pharmaceuticals Inc *	1,061	3,745
Seattle Genetics Inc *	2,164	25,838
Select Medical Holdings Corp *	210	1,772
Sequenom Inc *	1,558	9,831
SIGA Technologies Inc *	846	5,609
Sirona Dental Systems Inc *	456	17,342
Somanetics Corp *	328	6,278
SonoSite Inc *	403	12,940
Spectranetics Corp *	788	5,445
Spectrum Pharmaceuticals Inc *	1,171	5,398
StemCells Inc *	3,380	3,921

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
Stereotaxis Inc *	844	$4,228
STERIS Corp	1,563	52,611
Sucampo Pharmaceuticals Inc ‘A’ *	221	789
SuperGen Inc *	1,048	3,354
SurModics Inc *	417	8,732
Symmetry Medical Inc *	248	2,490
Synovis Life Technologies Inc *	323	5,016
Synta Pharmaceuticals Corp *	507	2,185
Team Health Holdings Inc *	332	5,578
The Ensign Group Inc	260	4,506
The Medicines Co *	1,005	7,879
The Providence Service Corp *	289	4,390
Theravance Inc *	1,832	24,402
Thoratec Corp *	1,478	49,439
TomoTherapy Inc *	487	1,661
TranS1 Inc *	270	878
Transcend Services Inc *	187	3,039
Triple-S Management Corp ‘B’ *	36	639
U.S. Physical Therapy Inc *	139	2,419
Utah Medical Products Inc	92	2,588
Vanda Pharmaceuticals Inc *	720	8,309
Varian Inc *	176	9,113
Vascular Solutions Inc *	446	4,010
Vical Inc *	1,185	3,982
ViroPharma Inc *	441	6,011
Virtual Radiologic Corp *	130	1,430
Vital Images Inc *	292	4,722
Vivus Inc *	2,151	18,757
Volcano Corp *	981	23,701
West Pharmaceutical Services Inc	865	36,287
Wright Medical Group Inc *	972	17,272
XenoPort Inc *	762	7,056
Young Innovations Inc	98	2,760
Zoll Medical Corp *	497	13,101
ZymoGenetics Inc *	1,162	6,658

		3,215,304

Industrials - 13.3%

3D Systems Corp *	310	4,231
AAON Inc	340	7,691
AAR Corp *	89	2,209
ABM Industries Inc	246	5,215
Acacia Research Corp *	863	9,346
Actuant Corp ‘A’	844	16,500
Acuity Brands Inc	879	37,103
Administaff Inc	570	12,164
Advanced Battery Technologies Inc *	1,543	6,018
Aerovironment Inc *	363	9,478
Air Transport Services Group Inc *	814	2,743
AirTran Holdings Inc *	3,606	18,318
Alaska Air Group Inc *	58	2,391
Allegiant Travel Co *	395	22,855
Altra Holdings Inc *	121	1,661
American Reprographics Co *	799	7,167
American Science & Engineering Inc	245	18,355
American Superconductor Corp *	1,161	33,553
Ampco-Pittsburgh Corp	95	2,358
APAC Customer Services Inc *	695	3,996
Apogee Enterprises Inc	77	1,217
Applied Signal Technology Inc	355	6,951
Argan Inc *	166	2,158
Argon ST Inc *	313	8,329
Ascent Solar Technologies Inc *	169	651
Astronics Corp *	163	1,599
ATC Technology Corp *	365	6,263
Avis Budget Group Inc *	1,591	18,296
AZZ Inc	331	11,204
Badger Meter Inc	399	15,365
Baldor Electric Co	225	8,415
Beacon Roofing Supply Inc *	1,005	19,226
Blount International Inc *	282	2,922
Broadwind Energy Inc *	846	3,782
Builders FirstSource Inc *	883	2,781
CBIZ Inc *	1,068	7,017
CDI Corp	46	674
Celadon Group Inc *	490	6,831
Cenveo Inc *	1,377	11,925
Chart Industries Inc *	676	13,520
China Fire & Security Group Inc *	380	4,929
CLARCOR Inc	484	16,693
Clean Harbors Inc *	546	30,336
Colfax Corp *	142	1,671
CoStar Group Inc *	534	22,172
CRA International Inc *	251	5,753
Cubic Corp	421	15,156
Deluxe Corp	752	14,604
Diamond Management & Technology Consultants Inc	613	4,812
DigitalGlobe Inc *	365	10,202
Duoyuan Printing Inc *	21	227
Dynamex Inc *	178	3,062
Dynamic Materials Corp	348	5,436
DynCorp International Inc ‘A’ *	130	1,494
EMCOR Group Inc *	557	13,719
Ener1 Inc *	1,268	5,998
Energy Conversion Devices Inc *	1,043	8,167
Energy Recovery Inc *	947	5,966
EnergySolutions Inc	207	1,331
EnerNOC Inc *	378	11,219
ESCO Technologies Inc	679	21,599
Esterline Technologies Corp *	261	12,901
Evergreen Solar Inc *	2,355	2,661
Exponent Inc *	369	10,524
Flow International Corp *	1,131	3,404
Force Protection Inc *	1,888	11,366
Forward Air Corp	376	9,889
Franklin Covey Co *	221	1,755
Fuel Tech Inc *	391	3,136
FuelCell Energy Inc *	1,623	4,577
Furmanite Corp *	565	2,932
GenCorp Inc *	1,371	7,897
Generac Holdings Inc *	204	2,858
Genesee & Wyoming Inc ‘A’ *	969	33,062
GeoEye Inc *	514	15,163
Global Defense Technology & Systems Inc *	34	456
GP Strategies Corp *	317	2,650
GrafTech International Ltd *	1,207	16,500
Graham Corp	182	3,274
Granite Construction Inc	129	3,898
Great Lakes Dredge & Dock Corp	908	4,767
GT Solar International Inc *	763	3,990
Harbin Electric Inc *	412	8,895
Hawaiian Holdings Inc *	1,388	10,230
Healthcare Services Group Inc	1,102	24,674
Heartland Express Inc	857	14,140
HEICO Corp	619	31,916
Heritage-Crystal Clean Inc *	53	599
Herman Miller Inc	1,442	26,043
Hexcel Corp *	2,584	37,313
Hill International Inc *	505	2,944
HNI Corp	846	22,529
Houston Wire & Cable Co	229	2,652
Hub Group Inc ‘A’ *	486	13,598
Hurco Cos Inc *	27	454
Huron Consulting Group Inc *	578	11,733
ICF International Inc *	302	7,502
II-VI Inc *	429	14,517
InnerWorkings Inc *	480	2,496
Interface Inc ‘A’	1,240	14,359
K-Tron International Inc *	48	7,199

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
Kaman Corp	564	$14,106
Kelly Services Inc ‘A’ *	88	1,466
Knight Transportation Inc	1,212	25,561
Knoll Inc	1,266	14,242
Korn/Ferry International *	97	1,712
LaBarge Inc *	219	2,420
Lihua International Inc *	20	184
Lindsay Corp	315	13,044
LMI Aerospace Inc *	130	2,415
Marten Transport Ltd *	418	8,239
MasTec Inc *	964	12,156
McGrath RentCorp	88	2,132
Met-Pro Corp	319	3,126
Michael Baker Corp *	207	7,137
Microvision Inc *	2,484	7,005
Mine Safety Appliances Co	631	17,643
Mistras Group Inc *	134	1,339
Mobile Mini Inc *	254	3,934
Multi-Color Corp	223	2,672
MYR Group Inc *	476	7,764
Navigant Consulting Inc *	1,342	16,278
NCI Building Systems Inc *	109	1,203
Nordson Corp	305	20,716
North American Galvanizing & Coating Inc *	206	1,145
Odyssey Marine Exploration Inc *	1,777	2,328
Old Dominion Freight Line Inc *	125	4,174
Omega Flex Inc	57	599
On Assignment Inc *	97	692
Orbital Sciences Corp *	1,512	28,743
Orion Marine Group Inc *	720	12,996
Patriot Transportation Holding Inc *	17	1,436
Perma-Fix Environmental Services *	1,261	2,825
Pike Electric Corp *	157	1,463
PMFG Inc *	358	4,736
Polypore International Inc *	162	2,829
Portec Rail Products Inc	102	1,185
Powell Industries Inc *	202	6,571
PowerSecure International Inc *	171	1,347
Preformed Line Products Co	42	1,602
Primoris Services Corp	158	1,223
Quanex Building Products Corp	598	9,885
RailAmerica Inc *	155	1,829
Raven Industries Inc	408	12,032
RBC Bearings Inc *	524	16,700
Republic Airways Holdings Inc *	215	1,273
Resources Connection Inc *	1,161	22,256
Robbins & Myers Inc	65	1,548
Rollins Inc	1,138	24,672
RSC Holdings Inc *	1,234	9,823
Rush Enterprises Inc ‘A’ *	178	2,351
Satcon Technology Corp *	1,698	4,126
Sauer-Danfoss Inc *	55	730
School Specialty Inc *	184	4,179
Simpson Manufacturing Co Inc	787	21,847
SmartHeat Inc *	227	2,438
Standard Parking Corp *	69	1,133
Stanley Inc *	312	8,826
Sterling Construction Co Inc *	51	802
Sun Hydraulics Corp	117	3,040
SYKES Enterprises Inc *	1,013	23,137
TAL International Group Inc	35	699
Taser International Inc *	1,690	9,903
Team Inc *	492	8,162
Teledyne Technologies Inc *	300	12,381
Tennant Co	477	13,065
Tetra Tech Inc *	1,612	37,140
The Advisory Board Co *	420	13,230
The Corporate Executive Board Co	915	24,330
The Geo Group Inc *	1,101	21,822
The Gorman-Rupp Co	213	5,419
The Middleby Corp *	438	25,224
The Standard Register Co	385	2,060
Titan Machinery Inc *	332	4,545
Towers Watson & Co ‘A’	915	43,462
Trex Co Inc *	369	7,856
Trimas Corp *	200	1,298
UAL Corp *	4,189	81,895
Ultralife Corp *	389	1,560
US Ecology Inc	494	7,953
USA Truck Inc *	113	1,826
Valence Technology Inc *	1,087	924
Viad Corp	61	1,254
Vicor Corp *	211	2,914
VSE Corp	91	3,746
Waste Services Inc *	93	920
Watsco Inc	654	37,200
Woodward Governor Co	1,272	40,679

		1,834,959

Information Technology - 25.1%

3Com Corp *	8,399	64,588
3PAR Inc *	752	7,520
ACI Worldwide Inc *	898	18,508
Acme Packet Inc *	1,052	20,283
Actel Corp *	165	2,285
ActivIdentity Corp *	493	1,400
Actuate Corp *	1,253	7,004
Acxiom Corp *	1,489	26,713
ADC Telecommunications Inc *	527	3,852
ADTRAN Inc	1,114	29,354
Advanced Analogic Technologies Inc *	1,181	4,122
Advanced Energy Industries Inc *	705	11,675
Advent Software Inc *	411	18,392
Airvana Inc *	366	2,804
American Software Inc ‘A’	440	2,556
Amkor Technology Inc *	2,928	20,701
ANADIGICS Inc *	1,369	6,653
Anaren Inc *	358	5,098
Ancestry.com Inc *	125	2,119
Anixter International Inc *	124	5,809
Applied Micro Circuits Corp *	1,772	15,292
Archipelago Learning Inc *	166	2,420
ArcSight Inc *	497	13,991
Ariba Inc *	2,341	30,082
ARRIS Group Inc *	2,501	30,037
Art Technology Group Inc *	4,213	18,579
Aruba Networks Inc *	1,578	21,555
AsiaInfo Holdings Inc *	807	21,369
Atheros Communications Inc *	1,767	68,401
ATMI Inc *	256	4,943
Avid Technology Inc *	143	1,971
Benchmark Electronics Inc *	166	3,443
BigBand Networks Inc *	1,063	3,752
Blackbaud Inc	1,140	28,717
Blackboard Inc *	868	36,161
Blue Coat Systems Inc *	1,089	33,803
Bottomline Technologies Inc *	727	12,235
Brightpoint Inc *	1,198	9,021
Cabot Microelectronics Corp *	71	2,686
CACI International Inc ‘A’ *	94	4,592
Callidus Software Inc *	305	1,107
Cass Information Systems Inc	198	6,168
Cavium Networks Inc *	972	24,164
Ceva Inc *	459	5,352
Checkpoint Systems Inc *	254	5,618
China Information Security Technology Inc *	638	3,222
China Security & Surveillance Technology Inc *	967	7,436
China TransInfo Technology Corp *	177	1,193
Chordiant Software Inc *	876	4,441
Cirrus Logic Inc *	1,767	14,825

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value

Cogent Inc *	1,152	$11,750
Cognex Corp	200	3,698
CommVault Systems Inc *	1,116	23,827
Compellent Technologies Inc *	455	7,985
Computer Task Group Inc *	210	1,523
comScore Inc *	581	9,697
Comtech Telecommunications Corp *	755	24,152
Comverge Inc *	595	6,729
Concur Technologies Inc *	1,055	43,266
Constant Contact Inc *	646	15,000
CPI International Inc *	44	583
Cray Inc *	674	4,010
CSG Systems International Inc *	571	11,968
CTS Corp	61	575
CyberSource Corp *	1,849	32,616
Daktronics Inc	791	6,027
DealerTrack Holdings Inc *	1,012	17,285
Deltek Inc *	409	3,125
DemandTec Inc *	552	3,836
DG FastChannel Inc *	556	17,764
Dice Holdings Inc *	355	2,698
Digi International Inc *	273	2,905
Digital River Inc *	808	24,482
Diodes Inc *	868	19,443
DivX Inc *	610	4,368
Double-Take Software Inc *	435	3,876
DTS Inc *	468	15,931
EarthLink Inc	293	2,502
Ebix Inc *	568	9,071
Echelon Corp *	627	5,624
Echo Global Logistics Inc *	68	878
eLoyalty Corp *	112	631
EMS Technologies Inc *	343	5,694
Emulex Corp *	2,053	27,264
Entropic Communications Inc *	1,317	6,690
EPIQ Systems Inc *	846	10,516
Euronet Worldwide Inc *	1,106	20,384
Exar Corp *	67	472
ExlService Holdings Inc *	370	6,172
FalconStor Software Inc *	808	2,812
FARO Technologies Inc *	397	10,223
FEI Co *	925	21,192
FormFactor Inc *	1,246	22,129
Forrester Research Inc *	416	12,509
Fortinet Inc *	210	3,692
Gartner Inc *	1,797	39,965
Global Cash Access Holdings Inc *	903	7,378
GSE Systems Inc *	542	2,932
GSI Commerce Inc *	813	22,496
Harmonic Inc *	1,972	12,443
Heartland Payment Systems Inc	1,006	18,712
Hittite Microwave Corp *	555	24,403
Hughes Communications Inc *	220	6,127
ICx Technologies Inc *	222	1,547
iGate Corp	553	5,381
Imation Corp *	59	650
Imergent Inc	161	1,084
Immersion Corp *	768	3,840
Infinera Corp *	2,239	19,076
infoGROUP Inc *	443	3,455
Informatica Corp *	2,328	62,530
InfoSpace Inc *	556	6,144
Innodata Isogen Inc *	591	2,394
Insight Enterprises Inc *	166	2,384
Integral Systems Inc *	170	1,637
Interactive Intelligence Inc *	343	6,411
InterDigital Inc *	1,170	32,596
Intermec Inc *	1,609	22,816
Internet Brands Inc ‘A’ *	317	2,923
Internet Capital Group Inc *	618	5,222
IPG Photonics Corp *	584	8,643
Isilon Systems Inc *	631	5,433
Ixia *	760	7,045
IXYS Corp *	539	4,603
j2 Global Communications Inc *	1,098	25,693
Jack Henry & Associates Inc	2,198	52,884
JDA Software Group Inc *	672	18,695
Kenexa Corp *	625	8,594
Keynote Systems Inc	174	1,982
Kopin Corp *	1,825	6,752
Kulicke & Soffa Industries Inc *	1,835	13,304
KVH Industries Inc *	361	4,762
L-1 Identity Solutions Inc *	1,578	14,092
Lattice Semiconductor Corp *	407	1,494
Lawson Software Inc *	1,546	10,219
Limelight Networks Inc *	765	2,800
Lionbridge Technologies Inc *	1,557	5,652
Liquidity Services Inc *	409	4,720
LivePerson Inc *	1,114	8,544
LogMeIn Inc *	152	3,145
LoopNet Inc *	549	6,171
Loral Space & Communications Inc *	273	9,588
Manhattan Associates Inc *	620	15,798
ManTech International Corp ‘A’ *	468	22,852
Marchex Inc ‘B’	353	1,804
MAXIMUS Inc	430	26,200
Maxwell Technologies Inc *	612	7,583
Mentor Graphics Corp *	203	1,628
MercadoLibre Inc *	691	33,313
Methode Electronics Inc	141	1,396
Micrel Inc	531	5,660
Microsemi Corp *	2,173	37,680
MicroStrategy Inc ‘A’ *	243	20,672
Microtune Inc *	654	1,785
MIPS Technologies Inc *	1,225	5,463
ModusLink Global Solutions Inc *	80	674
MoneyGram International Inc *	1,950	7,429
Monolithic Power Systems Inc *	910	20,293
Move Inc *	4,169	8,713
MTS Systems Corp	55	1,597
Multi-Fineline Electronix Inc *	268	6,904
NCI Inc ‘A’ *	181	5,472
Net 1 U.E.P.S. Technologies Inc *	836	15,374
Netezza Corp *	1,248	15,962
NETGEAR Inc *	245	6,394
Netlogic Microsystems Inc *	1,226	36,081
NetScout Systems Inc *	579	8,563
NetSuite Inc *	407	5,918
Network Equipment Technologies Inc *	434	2,391
NIC Inc	1,362	10,719
Novatel Wireless Inc *	842	5,667
NVE Corp *	127	5,753
Online Resources Corp *	359	1,447
OpenTable Inc *	84	3,203
Openwave Systems Inc *	787	1,810
Oplink Communications Inc *	365	6,767
Opnet Technologies Inc	360	5,803
Opnext Inc *	43	101
OSI Systems Inc *	330	9,256
Palm Inc *	3,909	14,698
PAR Technology Corp *	77	466
Parametric Technology Corp *	3,093	55,829
Park Electrochemical Corp	318	9,139
ParkerVision Inc *	849	1,443
PC Mall Inc *	69	349
PCTEL Inc *	79	488
Pegasystems Inc	404	14,948
Perficient Inc *	175	1,972
Phoenix Technologies Ltd *	986	3,175
Plantronics Inc	1,153	36,066

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
Plexus Corp *	356	$12,827
PLX Technology Inc *	898	4,732
Polycom Inc *	857	26,207
Power Integrations Inc	639	26,327
Power-One Inc *	265	1,118
Progress Software Corp *	1,040	32,687
PROS Holdings Inc *	462	4,565
QAD Inc *	260	1,365
Quantum Corp *	5,639	14,831
Quest Software Inc *	131	2,330
QuinStreet Inc *	155	2,637
Rackspace Hosting Inc *	1,775	33,246
Radiant Systems Inc *	743	10,603
RadiSys Corp *	634	5,681
RAE Systems Inc *	660	538
RealNetworks Inc *	1,069	5,163
Renaissance Learning Inc	141	2,288
RF Micro Devices Inc *	6,522	32,480
RightNow Technologies Inc *	588	10,502
Riverbed Technology Inc *	1,463	41,549
Rofin-Sinar Technologies Inc *	355	8,030
Rogers Corp *	97	2,814
Rosetta Stone Inc *	173	4,114
Rubicon Technology Inc *	349	7,050
Rudolph Technologies Inc *	328	2,811
S1 Corp *	1,458	8,602
Saba Software Inc *	716	3,544
Sapient Corp	2,260	20,656
SAVVIS Inc *	936	15,444
ScanSource Inc *	60	1,727
SeaChange International Inc *	472	3,389
Semtech Corp *	1,636	28,515
ShoreTel Inc *	1,113	7,357
Sigma Designs Inc *	623	7,308
Silicon Graphics International Corp *	117	1,251
Skyworks Solutions Inc *	4,397	68,593
Smith Micro Software Inc *	767	6,780
SolarWinds Inc *	330	7,148
Solera Holdings Inc	1,834	70,884
SonicWALL Inc *	152	1,321
Sourcefire Inc *	594	13,632
SRA International Inc ‘A’ *	281	5,842
SRS Labs Inc *	248	2,465
Stamps.com Inc *	305	3,081
Standard Microsystems Corp *	176	4,097
StarTek Inc *	102	709
STEC Inc *	621	7,440
Stratasys Inc *	544	13,263
SuccessFactors Inc *	1,238	23,572
Super Micro Computer Inc *	424	7,327
Supertex Inc *	307	7,856
support.com Inc *	444	1,452
Switch & Data Facilities Co Inc *	523	9,288
Symyx Technologies Inc *	634	2,847
Synaptics Inc *	890	24,573
Synchronoss Technologies Inc *	416	8,058
SYNNEX Corp *	108	3,192
Syntel Inc	326	12,541
Take-Two Interactive Software Inc *	316	3,113
Taleo Corp ‘A’ *	1,053	27,283
Techwell Inc *	394	7,368
Tekelec *	602	10,932
TeleCommunication Systems Inc ‘A’ *	1,104	8,092
TeleTech Holdings Inc *	830	14,176
Terremark Worldwide Inc *	1,561	10,943
Tessera Technologies Inc *	1,302	26,405
The Hackett Group Inc *	423	1,176
The Knot Inc *	740	5,787
The Ultimate Software Group Inc *	654	21,549
THQ Inc *	1,359	9,527
TIBCO Software Inc *	1,531	16,519
Tier Technologies Inc ‘B’ *	199	1,584
TiVo Inc *	2,912	49,853
TNS Inc *	673	15,008
Travelzoo Inc *	157	2,357
Trident Microsystems Inc *	351	611
TriQuint Semiconductor Inc *	2,130	14,910
Tyler Technologies Inc *	823	15,423
Ultratech Inc *	639	8,690
Unica Corp *	320	2,845
Unisys Corp *	67	2,338
Universal Display Corp *	732	8,616
ValueClick Inc *	2,329	23,616
VASCO Data Security International Inc *	568	4,686
Veeco Instruments Inc *	562	24,447
VeriFone Holdings Inc *	1,928	38,965
ViaSat Inc *	814	28,173
Virtusa Corp *	308	3,175
Vocus Inc *	450	7,672
Volterra Semiconductor Corp *	610	15,311
Websense Inc *	1,187	27,028
Wright Express Corp *	1,027	30,933
Zix Corp *	1,769	4,086
Zoran Corp *	1,051	11,309

		3,442,400

Materials - 2.3%

AEP Industries Inc *	143	3,721
Allied Nevada Gold Corp *	1,233	20,431
AMCOL International Corp	120	3,264
American Vanguard Corp	115	937
Arch Chemicals Inc	86	2,958
Balchem Corp	743	18,315
Boise Inc *	357	2,188
Bway Holding Co *	24	482
Calgon Carbon Corp *	1,468	25,132
China Green Agriculture Inc *	251	3,514
Clearwater Paper Corp *	29	1,428
Deltic Timber Corp	207	9,118
General Steel Holdings Inc *	197	810
Graham Packaging Co Inc *	176	2,209
Hawkins Inc	227	5,493
Koppers Holdings Inc	349	9,884
Kraton Performance Polymers Inc *	102	1,822
Landec Corp *	669	4,435
LSB Industries Inc *	458	6,980
NewMarket Corp	270	27,807
NL Industries Inc	125	1,073
Olin Corp	213	4,179
OMNOVA Solutions Inc *	1,200	9,420
Paramount Gold and Silver Corp *	1,888	2,624
PolyOne Corp *	475	4,864
Rock-Tenn Co ‘A’	898	40,922
Silgan Holdings Inc	377	22,707
Stepan Co	176	9,837
Stillwater Mining Co *	176	2,285
STR Holdings Inc *	187	4,395
United States Lime & Minerals Inc *	39	1,508
W.R. Grace & Co *	550	15,268
Wausau Paper Corp *	383	3,271
Worthington Industries Inc	1,477	25,537
Zep Inc	580	12,690

		311,508

Telecommunication Services - 1.3%

AboveNet Inc *	353	17,908
Alaska Communications Systems Group Inc	1,213	9,850
Cbeyond Inc *	645	8,824
Cincinnati Bell Inc *	1,067	3,638
Cogent Communications Group Inc *	1,191	12,398

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
Consolidated Communications Holdings Inc	337	$6,389
General Communication Inc ‘A’ *	567	3,272
Global Crossing Ltd * (Bermuda)	627	9,499
Hickory Tech Corp	392	3,461
inContact Inc *	754	2,149
Iowa Telecommunications Services Inc	155	2,588
Neutral Tandem Inc *	886	14,158
NTELOS Holdings Corp	814	14,481
PAETEC Holding Corp *	3,295	15,421
Premiere Global Services Inc *	1,172	9,681
Shenandoah Telecommunications Co	594	11,167
Syniverse Holdings Inc *	1,521	29,614
USA Mobility Inc *	558	7,070

		181,568

Utilities - 0.2%

Cadiz Inc *	361	4,610
California Water Service Group	47	1,768
Connecticut Water Service Inc	26	605
Consolidated Water Co Ltd (Cayman)	160	2,173
New Jersey Resources Corp	186	6,986
Pennichuck Corp	40	940
Piedmont Natural Gas Co Inc	128	3,530
South Jersey Industries Inc	92	3,863
US Geothermal Inc *	1,544	1,405
York Water Co	92	1,265

		27,145

Total Common Stocks
(Cost $10,304,816)		12,983,755

EXCHANGE-TRADED FUND - 2.9%

iShares Russell 2000 Growth Index Fund	5,364	392,860

Total Exchange-Traded Fund
(Cost $384,265)		392,860

	Principal
	Amount
SHORT-TERM INVESTMENT - 0.2%

Repurchase Agreement - 0.2%

State Street Bank & Trust Co 0.000% due 04/01/10 (Dated 03/31/10, repurchase price of $27,000; collateralized by U.S. Treasury Bills: 0.000% due 04/08/10 and value $30,000)	$27,000	27,000

Total Short-Term Investment
(Cost $27,000)		27,000

TOTAL INVESTMENTS - 97.6%
(Cost $10,716,081)		13,403,615

OTHER ASSETS & LIABILITIES, NET - 2.4%		327,148

NET ASSETS - 100.0%		$13,730,763

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of March 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$12,983,755	$12,983,755	$-	$-
	Exchange-Traded Fund	392,860	392,860	-	-
	Short-Term Investment	27,000	-	27,000	-

	Total	$13,403,615	$13,376,615	$27,000	$-

(1) For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.5%

Consumer Discretionary - 12.0%

1-800-FLOWERS.COM Inc ‘A’ *	786	$1,973
99 Cents Only Stores *	197	3,211
AFC Enterprises Inc *	591	6,341
America’s Car-Mart Inc *	119	2,870
American Axle & Manufacturing Holdings Inc *	1,544	15,409
American Greetings Corp ‘A’	1,085	22,611
AnnTaylor Stores Corp *	1,644	34,031
ArvinMeritor Inc *	2,331	31,119
Asbury Automotive Group Inc *	899	11,957
Ascent Media Corp ‘A’ *	370	10,082
Audiovox Corp ‘A’ *	452	3,517
Beazer Homes USA Inc *	1,678	7,618
Belo Corp ‘A’	2,542	17,336
Benihana Inc ‘A’ *	262	1,703
Bluegreen Corp *	385	1,259
Blyth Inc	169	5,281
Bob Evans Farms Inc	837	25,872
Books-A-Million Inc	166	1,202
Borders Group Inc *	1,088	1,871
Brookfield Homes Corp *	228	1,993
Brown Shoe Co Inc	1,138	17,616
Brunswick Corp	2,470	39,446
Build-A-Bear Workshop Inc *	538	3,831
Cabela’s Inc *	1,137	19,886
Callaway Golf Co	1,708	15,065
Carmike Cinemas Inc *	82	1,137
Carter’s Inc *	362	10,914
Cavco Industries Inc *	177	6,043
Charming Shoppes Inc *	2,954	16,129
Christopher & Banks Corp	846	6,768
Churchill Downs Inc	249	9,337
Cinemark Holdings Inc	116	2,127
Coldwater Creek Inc *	312	2,165
Collective Brands Inc *	1,026	23,331
Columbia Sportswear Co	320	16,810
Conn’s Inc *	216	1,691
Core-Mark Holding Co Inc *	218	6,673
Cracker Barrel Old Country Store Inc	181	8,395
Crocs Inc *	1,540	13,506
Crown Media Holdings Inc ‘A’ *	137	263
CSS Industries Inc	179	3,598
Dana Holding Corp *	3,876	46,047
Dillard’s Inc ‘A’	1,441	34,008
Domino’s Pizza Inc *	888	12,112
Dorman Products Inc *	232	4,406
Drew Industries Inc *	190	4,184
DSW Inc ‘A’ *	295	7,531
Eastman Kodak Co *	7,507	43,466
Ethan Allen Interiors Inc	656	13,533
EW Scripps Co ‘A’ *	776	6,557
Exide Technologies *	1,336	7,682
Fisher Communications Inc *	145	2,044
Fred’s Inc ‘A’	834	9,991
Frisch’s Restaurants Inc	41	906
Furniture Brands International Inc *	1,220	7,845
G-III Apparel Group Ltd *	245	6,752
Gaiam Inc ‘A’	392	3,254
Gaylord Entertainment Co *	1,095	32,073
Genesco Inc *	648	20,094
Global Sources Ltd * (Bermuda)	310	2,018
Great Wolf Resorts Inc *	809	2,573
Group 1 Automotive Inc *	655	20,868
Harte-Hanks Inc	1,014	13,040
Haverty Furniture Cos Inc	452	7,377
Hawk Corp ‘A’ *	144	2,808
Helen of Troy Ltd * (Bermuda)	820	21,369
Hooker Furniture Corp	265	4,261
Hot Topic Inc *	568	3,692
Hovnanian Enterprises Inc ‘A’ *	536	2,332
Iconix Brand Group Inc *	1,969	30,244
Interval Leisure Group Inc *	52	757
Jackson Hewitt Tax Service Inc *	781	1,562
JAKKS Pacific Inc *	821	10,714
Jo-Ann Stores Inc *	476	19,982
Jones Apparel Group Inc	2,394	45,534
Journal Communications Inc ‘A’ *	1,075	4,515
K-Swiss Inc ‘A’ *	300	3,138
Kenneth Cole Productions Inc ‘A’ *	170	2,178
Knology Inc *	506	6,801
La-Z-Boy Inc *	1,462	18,333
Lakes Entertainment Inc *	265	609
Landry’s Restaurants Inc *	205	3,674
LeapFrog Enterprises Inc *	812	5,319
Life Time Fitness Inc *	1,014	28,493
LIN TV Corp ‘A’ *	716	4,117
Lithia Motors Inc ‘A’ *	641	4,102
Live Nation Entertainment Inc *	2,313	33,538
Liz Claiborne Inc *	762	5,662
LodgeNet Interactive Corp *	227	1,582
Luby’s Inc *	533	2,100
M/I Homes Inc *	482	7,061
Mac-Gray Corp	223	2,518
Marcus Corp	464	6,027
Marine Products Corp *	215	1,290
Martha Stewart Living Omnimedia Inc ‘A’ *	162	904
McCormick & Schmick’s Seafood Restaurants Inc *	324	3,263
Mediacom Communications Corp ‘A’ *	613	3,647
Meritage Homes Corp *	892	18,732
Modine Manufacturing Co *	1,271	14,286
Monarch Casino & Resort Inc *	51	436
Morgans Hotel Group Co *	272	1,744
Movado Group Inc *	424	4,783
Multimedia Games Inc *	457	1,782
National CineMedia Inc	1,075	18,554
New York & Co Inc *	658	3,152
Nobel Learning Communities Inc *	2	16
O’Charley’s Inc *	532	4,756
OfficeMax Inc *	615	10,098
Orbitz Worldwide Inc *	536	3,811
Orient-Express Hotels Ltd ‘A’ * (Bermuda)	2,469	35,010
Outdoor Channel Holdings Inc *	280	1,845
Oxford Industries Inc	114	2,318
Pacific Sunwear of California Inc *	1,910	10,142
Papa John’s International Inc *	94	2,417
Perry Ellis International Inc *	279	6,319
Pier 1 Imports Inc *	3,264	20,792
Pinnacle Entertainment Inc *	739	7,198
Pool Corp	640	14,490
PRIMEDIA Inc	332	1,142
Quiksilver Inc *	3,449	16,314
Raser Technologies Inc *	186	186
RC2 Corp *	564	8,443
Reading International Inc ‘A’ *	302	1,290
Red Lion Hotels Corp *	295	2,130
Red Robin Gourmet Burgers Inc *	298	7,283
Regis Corp	1,619	30,243
Rent-A-Center Inc *	1,862	44,036
Retail Ventures Inc *	652	6,201
Ruby Tuesday Inc *	1,775	18,762
Rue21 Inc *	86	2,982
Ruth’s Hospitality Group Inc *	224	1,187
Saks Inc *	3,430	29,498
Sally Beauty Holdings Inc *	1,914	17,073
Scholastic Corp	609	17,052
Sealy Corp *	936	3,276

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
Shoe Carnival Inc *	235	$5,372
Shutterfly Inc *	515	12,406
Sinclair Broadcast Group Inc ‘A’ *	1,279	6,497
Skechers U.S.A. Inc ‘A’ *	902	32,761
Skyline Corp	179	3,329
Sonic Automotive Inc ‘A’ *	656	7,216
Sonic Corp *	81	895
Sotheby’s	138	4,290
Spartan Motors Inc	878	4,917
Speedway Motorsports Inc	331	5,167
Sport Supply Group Inc	149	2,003
Stage Stores Inc	1,027	15,806
Standard Motor Products Inc	280	2,778
Standard Pacific Corp *	2,936	13,271
Stanley Furniture Co Inc *	242	2,459
Stein Mart Inc *	43	388
Steiner Leisure Ltd * (Bahamas)	198	8,775
Steinway Musical Instruments Inc *	195	3,672
Stewart Enterprises Inc ‘A’	2,140	13,375
Stoneridge Inc *	395	3,907
Superior Industries International Inc	606	9,744
Syms Corp *	143	1,424
Systemax Inc	172	3,739
Tenneco Inc *	1,663	39,330
The Buckle Inc	54	1,985
The Dress Barn Inc *	1,317	34,453
The Finish Line Inc ‘A’	503	8,209
The Gymboree Corp *	154	7,951
The Men’s Wearhouse Inc	1,359	32,534
The Pep Boys-Manny, Moe & Jack	1,321	13,276
The Ryland Group Inc	1,223	27,444
The Steak n Shake Co *	36	13,726
The Talbots Inc *	282	3,655
The Timberland Co ‘A’ *	408	8,707
Town Sports International Holdings Inc *	300	1,173
Tuesday Morning Corp *	902	5,944
U.S. Auto Parts Network Inc *	190	1,429
Unifi Inc *	1,171	4,262
UniFirst Corp	308	15,862
Universal Electronics Inc *	110	2,457
Universal Travel Group *	25	248
Vail Resorts Inc *	833	33,395
Valassis Communications Inc *	246	6,846
Vitacost.com Inc *	205	2,470
Vitamin Shoppe Inc *	115	2,582
West Marine Inc *	343	3,722
Winnebago Industries Inc *	673	9,833
World Wrestling Entertainment Inc ‘A’	181	3,131
Zale Corp *	479	1,312
Zumiez Inc *	51	1,045

		1,873,425

Consumer Staples - 2.6%

Alico Inc	1	25
Alliance One International Inc *	914	4,652
American Italian Pasta Co ‘A’ *	185	7,191
American Oriental Bioengineering Inc *	1,209	4,933
B&G Foods Inc ‘A’	895	9,380
Casey’s General Stores Inc	533	16,736
Cellu Tissue Holdings Inc *	197	1,966
Central Garden & Pet Co ‘A’ *	1,630	14,931
Chiquita Brands International Inc *	1,252	19,694
Diamond Foods Inc	116	4,877
Dole Food Co Inc *	295	3,496
Elizabeth Arden Inc *	699	12,582
Farmer Bros. Co	102	1,911
Fresh Del Monte Produce Inc * (Cayman)	1,118	22,639
Griffin Land & Nurseries Inc	71	2,063
Harbinger Group Inc *	239	1,618
Heckmann Corp *	2,566	14,883
HQ Sustainable Maritime Industries Inc *	2	12
Imperial Sugar Co	368	5,708
Ingles Markets Inc ‘A’	399	5,997
Inter Parfums Inc	303	4,490
Mannatech Inc	416	1,389
Nash Finch Co	361	12,148
National Beverage Corp	117	1,301
Nutraceutical International Corp *	325	4,856
Oil-Dri Corp of America	183	3,537
Omega Protein Corp *	493	2,835
Prestige Brands Holdings Inc *	999	8,991
Revlon Inc ‘A’ *	277	4,113
Ruddick Corp	1,002	31,703
Schiff Nutrition International Inc	334	2,732
Seneca Foods Corp ‘A’ *	282	8,212
Smart Balance Inc *	480	3,110
Spartan Stores Inc	669	9,647
Susser Holdings Corp *	172	1,453
The Andersons Inc	521	17,443
The Great Atlantic & Pacific Tea Co Inc *	996	7,639
The Hain Celestial Group Inc *	866	15,025
The Pantry Inc *	597	7,457
TreeHouse Foods Inc *	949	41,633
Universal Corp	656	34,565
Village Super Market ‘A’	4	112
WD-40 Co	147	4,826
Weis Markets Inc	236	8,581
Winn-Dixie Stores Inc *	1,528	19,085

		412,177

Energy - 5.5%

Allis-Chalmers Energy Inc *	1,551	5,491
Alon USA Energy Inc	194	1,407
Approach Resources Inc *	208	1,889
Atlas Energy Inc *	961	29,906
ATP Oil & Gas Corp *	898	16,891
Basic Energy Services Inc *	593	4,572
Berry Petroleum Co ‘A’	1,378	38,804
Bill Barrett Corp *	1,045	32,092
Bolt Technology Corp *	207	2,341
Boots & Coots Inc *	1,942	4,719
BPZ Resources Inc *	490	3,602
Brigham Exploration Co *	1,277	20,368
Bristow Group Inc *	990	37,353
Bronco Drilling Co Inc *	747	3,511
Cal Dive International Inc *	906	6,641
CARBO Ceramics Inc	31	1,933
Cheniere Energy Inc *	1,217	3,761
Clayton Williams Energy Inc *	154	5,387
Cloud Peak Energy Inc *	521	8,669
Complete Production Services Inc *	1,663	19,208
Contango Oil & Gas Co *	14	716
CREDO Petroleum Corp *	29	287
Crosstex Energy Inc *	1,177	10,228
Cubic Energy Inc *	617	654
CVR Energy Inc *	558	4,883
Dawson Geophysical Co *	237	6,930
Delek US Holdings Inc	333	2,424
Delta Petroleum Corp *	2,042	2,879
DHT Maritime Inc	1,516	5,943
Endeavour International Corp *	100	127
ENGlobal Corp *	38	105
General Maritime Corp	1,432	10,296
Geokinetics Inc *	42	303
Georesources Inc *	209	3,191
Global Industries Ltd *	2,743	17,610
GMX Resources Inc *	471	3,872
Golar LNG Ltd * (Bermuda)	306	3,580
Goodrich Petroleum Corp *	643	10,057
Gran Tierra Energy Inc *	5,649	33,329

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
Green Plains Renewable Energy Inc *	293	$4,181
Gulf Island Fabrication Inc	298	6,482
GulfMark Offshore Inc ‘A’ *	287	7,620
Gulfport Energy Corp *	35	393
Harvest Natural Resources Inc *	865	6,513
Hercules Offshore Inc *	2,865	12,348
Hornbeck Offshore Services Inc *	603	11,198
International Coal Group Inc *	3,199	14,619
ION Geophysical Corp *	2,667	13,122
Key Energy Services Inc *	3,418	32,642
Knightsbridge Tankers Ltd (Bermuda)	519	8,792
Lufkin Industries Inc	55	4,353
Matrix Service Co *	564	6,069
Natural Gas Services Group Inc *	325	5,158
Newpark Resources Inc *	2,479	13,015
Nordic American Tanker Shipping Ltd (Bermuda)	1,325	40,108
Oilsands Quest Inc *	5,383	3,979
OYO Geospace Corp *	108	5,163
Parker Drilling Co *	3,165	15,603
Patriot Coal Corp *	2,023	41,391
Penn Virginia Corp	1,285	31,483
Petroleum Development Corp *	558	12,929
PetroQuest Energy Inc *	1,514	7,615
PHI Inc *	147	3,113
Pioneer Drilling Co *	1,074	7,561
Rex Energy Corp *	259	2,950
REX Stores Corp *	232	3,758
Rosetta Resources Inc *	1,471	34,642
Ship Finance International Ltd (Bermuda)	451	8,010
Stone Energy Corp *	1,145	20,324
Superior Well Services Inc *	530	7,091
Swift Energy Co *	1,031	31,693
T-3 Energy Services Inc *	358	8,792
TETRA Technologies Inc *	937	11,450
TGC Industries Inc *	75	303
Toreador Resources Corp *	16	131
Union Drilling Inc *	262	1,614
Uranerz Energy Corp *	211	392
Uranium Energy Corp *	23	74
USEC Inc *	3,195	18,435
Vaalco Energy Inc	1,468	7,252
Vantage Drilling Co * (Cayman)	1,882	2,785
Venoco Inc *	355	4,555
W&T Offshore Inc	55	462
Warren Resources Inc *	848	2,137
Western Refining Inc *	1,036	5,698
Westmoreland Coal Co *	186	2,347

		856,304

Financials - 33.1%

1st Source Corp	394	6,915
Abington Bancorp Inc	630	4,977
Acadia Realty Trust REIT	814	14,538
Advance America Cash Advance Centers Inc	125	728
Agree Realty Corp REIT	230	5,258
Alexander’s Inc REIT *	20	5,983
Alliance Financial Corp	140	4,127
Allied Capital Corp *	5,047	25,084
Ambac Financial Group Inc *	6,621	3,687
American Campus Communities Inc REIT	1,474	40,771
American Capital Agency Corp REIT	422	10,803
American Capital Ltd *	7,769	39,467
American Equity Investment Life Holding Co	1,655	17,626
American National Bankshares Inc	162	3,264
American Physicians Capital Inc	256	8,179
American Physicians Service Group Inc	172	4,300
American Realty Investors Inc *	59	634
American Safety Insurance Holdings Ltd * (Bermuda)	262	4,347
Ameris Bancorp	446	4,031
Amerisafe Inc *	573	9,380
Ames National Corp	78	1,564
AmTrust Financial Services Inc	501	6,989
Anworth Mortgage Asset Corp REIT	3,260	21,972
Apollo Commercial Real Estate Finance Inc REIT	297	5,349
Apollo Investment Corp	4,828	61,460
Ares Capital Corp	3,579	53,112
Argo Group International Holdings Ltd (Bermuda)	877	28,581
Arrow Financial Corp	94	2,528
Artio Global Investors Inc	652	16,130
Ashford Hospitality Trust Inc REIT *	1,332	9,550
Asset Acceptance Capital Corp *	236	1,489
Associated Estates Realty Corp REIT	473	6,523
Assured Guaranty Ltd (Bermuda)	3,008	66,086
Astoria Financial Corp	2,313	33,538
Auburn National Bancorporation Inc	51	1,053
Avatar Holdings Inc *	205	4,457
Baldwin & Lyons Inc ‘B’	200	4,818
BancFirst Corp	171	7,167
Banco Latinoamericano de Comerico Exterior SA ‘E’ (Panama)	813	11,675
Bancorp Rhode Island Inc	106	2,899
Bank Mutual Corp	1,416	9,204
Bank of Kentucky Financial Corp	67	1,336
Bank of Marin Bancorp	41	1,356
Bank of the Ozarks Inc	359	12,633
BankFinancial Corp	563	5,163
Banner Corp	680	2,611
Bar Harbor Bankshares	129	3,934
Beneficial Mutual Bancorp Inc *	856	8,115
Berkshire Hills Bancorp Inc	418	7,662
BGC Partners Inc ‘A’	647	3,953
BioMed Realty Trust Inc REIT	2,711	44,840
BlackRock Kelso Capital Corp	329	3,277
Boston Private Financial Holdings Inc	1,943	14,320
Bridge Bancorp Inc	30	702
Brookline Bancorp Inc	1,311	13,949
Brooklyn Federal Bancorp Inc	35	294
Bryn Mawr Bank Corp	150	2,722
Calamos Asset Management Inc ‘A’	483	6,926
California First National Bancorp	43	574
Camden National Corp	200	6,422
Cape Bancorp Inc *	386	3,115
Capital City Bank Group Inc	311	4,432
Capital Southwest Corp	75	6,816
CapLease Inc REIT	1,345	7,465
Capstead Mortgage Corp REIT	1,986	23,753
Cardinal Financial Corp	392	4,187
Cardtronics Inc *	103	1,295
Cash America International Inc	836	33,005
Cathay General Bancorp	1,196	13,933
CBL & Associates Properties Inc REIT	3,839	52,594
Cedar Shopping Centers Inc REIT	1,169	9,247
Center Bancorp Inc	375	3,116
Centerstate Banks Inc	416	5,096
Central Pacific Financial Corp *	566	951
Century Bancorp Inc ‘A’	110	2,112
Chemical Financial Corp	563	13,298
Chesapeake Lodging Trust REIT *	188	3,660
Cheviot Financial Corp	55	507
Chicopee Bancorp Inc *	140	1,778
China Housing & Land Development Inc *	577	2,193
Citizens & Northern Corp	293	3,677
Citizens Holding Co	65	1,604
Citizens Inc *	207	1,430
Citizens Republic Bancorp Inc *	10,511	12,403
City Holding Co	425	14,573

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value

Clifton Savings Bancorp Inc	180	$1,669
CNA Surety Corp *	448	7,970
CNB Financial Corp	99	1,529
CoBiz Financial Inc	916	5,707
Cogdell Spencer Inc REIT	889	6,579
Cohen & Steers Inc	239	5,965
Colonial Properties Trust REIT	1,816	23,390
Colony Financial Inc REIT	385	7,700
Columbia Banking System Inc	809	16,431
Community Bank System Inc	941	21,436
Community Trust Bancorp Inc	398	10,782
Compass Diversified Holdings	628	9,583
CompuCredit Holdings Corp	229	1,182
Conseco Inc *	7,041	43,795
Consolidated-Tomoka Land Co	134	4,222
Cousins Properties Inc REIT	2,148	17,850
Cowen Group Inc ‘A’ *	411	2,326
Crawford & Co ‘B’ *	114	464
Credit Acceptance Corp *	3	124
CreXus Investment Corp REIT	378	5,054
CVB Financial Corp	2,424	24,070
Cypress Sharpridge Investments Inc REIT	385	5,151
Danvers Bancorp Inc	621	8,588
DCT Industrial Trust Inc REIT	5,598	29,278
Delphi Financial Group Inc ‘A’	1,313	33,035
Developers Diversified Realty Corp REIT	5,639	68,627
Diamond Hill Investment Group Inc	14	960
DiamondRock Hospitality Co REIT *	3,519	35,577
Dime Community Bancshares Inc	778	9,826
Dollar Financial Corp *	104	2,502
Donegal Group Inc ‘A’	286	4,150
Doral Financial Corp *	219	944
DuPont Fabros Technology Inc REIT	324	6,995
Dynex Capital Inc REIT	397	3,573
E*TRADE FINANCIAL Corp *	43,934	72,491
Eagle Bancorp Inc *	385	4,562
East West Bancorp Inc	3,067	53,427
Eastern Insurance Holdings Inc	170	1,724
EastGroup Properties Inc REIT	298	11,247
Education Realty Trust Inc REIT	1,689	9,695
EMC Insurance Group Inc	139	3,130
Employers Holdings Inc	1,127	16,736
Encore Capital Group Inc *	355	5,840
Enstar Group Ltd * (Bermuda)	178	12,310
Enterprise Bancorp Inc	110	1,343
Enterprise Financial Services Corp	158	1,747
Entertainment Properties Trust REIT	1,162	47,793
Epoch Holding Corp	36	406
Equity Lifestyle Properties Inc REIT	273	14,709
Equity One Inc REIT	924	17,454
ESB Financial Corp	242	3,119
ESSA Bancorp Inc	399	5,003
Evercore Partners Inc ‘A’	272	8,160
Extra Space Storage Inc REIT	2,365	29,988
F.N.B. Corp	3,252	26,374
Farmers Capital Bank Corp	169	1,448
FBL Financial Group Inc ‘A’	198	4,847
FBR Capital Markets Corp *	434	1,975
FelCor Lodging Trust Inc REIT *	1,696	9,667
Fifth Street Finance Corp	1,145	13,293
Financial Institutions Inc	283	4,137
First Acceptance Corp *	366	747
First BanCorp PR	2,311	5,570
First Bancorp ME	229	3,650
First Bank Corp NC	386	5,219
First Busey Corp	1,238	5,472
First California Financial Group Inc *	220	581
First Commonwealth Financial Corp	2,303	15,453
First Community Bancshares Inc	422	5,220
First Defiance Financial Corp	235	2,378
First Financial Bancorp	1,565	27,841
First Financial Bankshares Inc	269	13,867
First Financial Corp	309	8,949
First Financial Holdings Inc	429	6,461
First Financial Northwest Inc	532	3,634
First Financial Service Corp	150	1,313
First Industrial Realty Trust Inc REIT *	1,381	10,717
First Merchants Corp	599	4,169
First Mercury Financial Corp	233	3,036
First Midwest Bancorp Inc	2,041	27,656
First Potomac Realty Trust REIT	1,002	15,060
First South Bancorp Inc	188	2,350
FirstMerit Corp	2,374	51,207
Flagstar Bancorp Inc *	2,531	1,519
Flagstone Reinsurance Holdings Ltd (Bermuda)	1,037	11,884
Flushing Financial Corp	794	10,052
Forestar Group Inc *	984	18,578
Fox Chase Bancorp Inc *	117	1,265
FPIC Insurance Group Inc *	324	8,784
Franklin Street Properties Corp REIT	1,826	26,349
GAMCO Investors Inc ‘A’	77	3,503
German American Bancorp Inc	271	4,100
Getty Realty Corp REIT	264	6,178
Glacier Bancorp Inc	1,947	29,653
Gladstone Capital Corp	637	7,517
Gladstone Commercial Corp REIT	293	4,234
Gladstone Investment Corp	700	4,186
Glimcher Realty Trust REIT	1,807	9,161
Government Properties Income Trust REIT	455	11,835
Gramercy Capital Corp REIT *	1,145	3,195
Great Southern Bancorp Inc	188	4,219
Greenlight Capital Re Ltd ‘A’ * (Cayman)	769	20,517
Guaranty Bancorp *	1,496	2,379
Hallmark Financial Services Inc *	234	2,106
Hampton Roads Bankshares Inc	602	939
Hancock Holding Co	671	28,055
Harleysville Group Inc	349	11,782
Harleysville National Corp	1,285	8,609
Harris & Harris Group Inc *	948	4,370
Hatteras Financial Corp REIT	971	25,023
Healthcare Realty Trust Inc REIT	1,676	39,034
Heartland Financial USA Inc	346	5,526
Hercules Technology Growth Capital Inc	927	9,817
Heritage Financial Corp *	241	3,637
Heritage Financial Group	35	423
Hersha Hospitality Trust REIT	3,264	16,908
Highwoods Properties Inc REIT	1,961	62,223
Hilltop Holdings Inc *	1,169	13,736
Home Bancorp Inc *	194	2,716
Home BancShares Inc	462	12,215
Home Federal Bancorp Inc	438	6,355
Home Properties Inc REIT	942	44,086
Horace Mann Educators Corp	1,138	17,138
IBERIABANK Corp	740	44,407
Independence Holding Co	142	1,348
Independent Bank Corp	611	15,067
Infinity Property & Casualty Corp	368	16,722
Inland Real Estate Corp REIT	1,889	17,284
International Assets Holding Corp *	231	3,458
International Bancshares Corp	1,437	33,037
Invesco Mortgage Capital Inc REIT	460	10,580
Investors Bancorp Inc *	1,154	15,233
Investors Real Estate Trust REIT	1,913	17,255
iStar Financial Inc REIT *	2,691	12,352
JMP Group Inc	315	2,677
K-Fed Bancorp	88	785
Kansas City Life Insurance Co	111	3,505
KBW Inc *	500	13,450
Kearny Financial Corp	339	3,536

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value

Kentucky First Federal Bancorp	62	$650
Kilroy Realty Corp REIT	1,221	37,656
Kite Realty Group Trust REIT	1,217	5,756
Knight Capital Group Inc ‘A’ *	1,216	18,544
Kohlberg Capital Corp	528	2,988
LaBranche & Co Inc *	1,152	6,060
Lakeland Bancorp Inc	641	5,673
Lakeland Financial Corp	463	8,820
LaSalle Hotel Properties REIT	1,756	40,915
Legacy Bancorp Inc	160	1,518
Lexington Realty Trust REIT	2,637	17,167
LTC Properties Inc REIT	554	14,991
Maiden Holdings Ltd (Bermuda)	1,439	10,634
Main Street Capital Corp	146	2,279
MainSource Financial Group Inc	529	3,560
Max Capital Group Ltd (Bermuda)	1,267	29,128
MB Financial Inc	1,420	31,993
MCG Capital Corp *	1,750	9,117
Meadowbrook Insurance Group Inc	1,690	13,351
Medallion Financial Corp	354	2,818
Medical Properties Trust Inc REIT	2,184	22,888
Mercer Insurance Group Inc	159	2,862
Merchants Bancshares Inc	126	2,735
Meridian Interstate Bancorp Inc *	212	2,205
Metro Bancorp Inc *	225	3,098
MF Global Holdings Ltd *	1,945	15,696
MFA Financial Inc REIT	7,871	57,931
MGIC Investment Corp *	3,515	38,560
Mid-America Apartment Communities Inc REIT	392	20,302
MidSouth Bancorp Inc	145	2,392
Mission West Properties Inc REIT	466	3,206
Monmouth Real Estate Investment Corp ‘A’ REIT	515	4,331
Montpelier Re Holdings Ltd (Bermuda)	1,936	32,544
MVC Capital Inc	567	7,694
Nara Bancorp Inc *	658	5,764
NASB Financial Inc	91	2,104
National Bankshares Inc	182	4,959
National Financial Partners Corp *	1,120	15,792
National Health Investors Inc REIT	672	26,047
National Interstate Corp	133	2,754
National Penn Bancshares Inc	3,598	24,826
National Retail Properties Inc REIT	2,248	51,322
National Western Life Insurance Co ‘A’	59	10,877
NBT Bancorp Inc	929	21,228
Nelnet Inc ‘A’	353	6,552
NewAlliance Bancshares Inc	2,993	37,772
NewStar Financial Inc *	504	3,216
NGP Capital Resources Co	568	4,839
Northeast Community Bancorp Inc	128	920
Northfield Bancorp Inc	493	7,139
Northrim BanCorp Inc	193	3,296
NorthStar Realty Finance Corp REIT	1,846	7,772
Northwest Bancshares Inc	1,138	13,360
Norwood Financial Corp	59	1,593
NYMAGIC Inc	159	3,376
OceanFirst Financial Corp	434	4,930
Ocwen Financial Corp *	1,549	17,178
Ohio Valley Banc Corp	100	2,154
Old National Bancorp	2,480	29,636
Old Point Financial Corp	45	664
Old Second Bancorp Inc	373	2,458
Omega Healthcare Investors Inc REIT	1,967	38,337
OmniAmerican Bancorp Inc *	291	3,355
Oppenheimer Holdings Inc ‘A’	237	6,046
Oriental Financial Group Inc	884	11,934
Oritani Financial Corp	46	739
Orrstown Financial Services Inc	67	1,700
Pacific Capital Bancorp *	1,557	2,818
Pacific Continental Corp	508	5,334
PacWest Bancorp	773	17,640
Park National Corp	293	18,257
Parkway Properties Inc REIT	567	10,648
Peapack-Gladstone Financial Corp	200	3,142
Pebblebrook Hotel Trust REIT *	484	10,179
PennantPark Investment Corp	737	7,635
Penns Woods Bancorp Inc	44	1,476
Pennsylvania REIT	1,087	13,555
Pennymac Mortgage Investment Trust REIT *	370	6,146
Penson Worldwide Inc *	203	2,044
Peoples Bancorp Inc	310	5,109
Peoples Financial Corp	118	1,766
PHH Corp *	1,480	34,884
PICO Holdings Inc *	365	13,574
Pinnacle Financial Partners Inc *	953	14,400
Piper Jaffray Cos *	561	22,608
Platinum Underwriters Holdings Ltd (Bermuda)	1,395	51,727
PMA Capital Corp ‘A’ *	982	6,029
Porter Bancorp Inc	61	799
Post Properties Inc REIT	1,378	30,344
Potlatch Corp REIT	546	19,132
PremierWest Bancorp *	1,881	846
Presidential Life Corp	519	5,174
Primus Guaranty Ltd * (Bermuda)	408	1,714
PrivateBancorp Inc	517	7,083
ProAssurance Corp *	923	54,032
Prospect Capital Corp	1,807	21,955
Prosperity Bancshares Inc	1,296	53,136
Provident Financial Services Inc	1,724	20,516
Provident New York Bancorp	907	8,598
Prudential Bancorp Inc of Pennsylvania	26	219
PS Business Parks Inc REIT	324	17,302
Radian Group Inc	2,235	34,955
RAIT Financial Trust REIT *	1,816	3,596
Ramco-Gershenson Properties Trust REIT	682	7,679
Redwood Trust Inc REIT	1,924	29,668
Renasant Corp	565	9,142
Republic Bancorp Inc ‘A’	223	4,201
Republic First Bancorp Inc *	248	960
Resource America Inc ‘A’	278	1,334
Resource Capital Corp REIT	821	5,550
Rewards Network Inc	133	1,782
RLI Corp	317	18,075
Rockville Financial Inc	179	2,182
Roma Financial Corp	107	1,342
S&T Bancorp Inc	689	14,400
S.Y. Bancorp Inc	179	4,072
Safeguard Scientifics Inc *	334	4,342
Safety Insurance Group Inc	310	11,678
Sanders Morris Harris Group Inc	506	3,132
Sandy Spring Bancorp Inc	637	9,555
Santander BanCorp *	95	1,166
Saul Centers Inc REIT	53	2,194
SCBT Financial Corp	371	13,742
SeaBright Insurance Holdings Inc	671	7,388
Selective Insurance Group Inc	1,440	23,904
Shore Bancshares Inc	221	3,149
Sierra Bancorp	231	2,978
Signature Bank *	237	8,781
Simmons First National Corp ‘A’	472	13,013
Smithtown Bancorp Inc	507	2,094
Solar Capital Ltd	123	2,600
Southside Bancshares Inc	268	5,781
Southwest Bancorp Inc	468	3,870
Sovran Self Storage Inc REIT	750	26,145
Starwood Property Trust Inc REIT	1,153	22,253
State Auto Financial Corp	367	6,588
State Bancorp Inc	383	3,014
StellarOne Corp	595	7,955
Sterling Bancorp	669	6,723

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
Sterling Bancshares Inc	2,746	$15,323
Sterling Financial Corp *	1,194	681
Stewart Information Services Corp	512	7,066
Strategic Hotels & Resorts Inc REIT *	2,151	9,142
Suffolk Bancorp	82	2,518
Sun Bancorp Inc *	358	1,411
Sun Communities Inc REIT	489	12,323
Sunstone Hotel Investors Inc REIT *	2,703	30,193
Susquehanna Bancshares Inc	3,645	35,757
SVB Financial Group *	1,046	48,806
SWS Group Inc	790	9,109
Tanger Factory Outlet Centers Inc REIT	523	22,573
Terreno Realty Corp REIT *	240	4,735
Territorial Bancorp Inc	343	6,527
Texas Capital Bancshares Inc *	934	17,737
The Bancorp Inc *	571	5,082
The First Marblehead Corp *	1,622	4,606
The First of Long Island Corp	127	3,061
The Navigators Group Inc *	366	14,395
The Phoenix Cos Inc *	2,929	7,088
The PMI Group Inc *	1,916	10,385
The South Financial Group Inc	5,302	3,665
Thomas Weisel Partners Group Inc *	491	1,925
TICC Capital Corp	839	5,529
Tompkins Financial Corp	149	5,436
Tower Bancorp Inc	151	4,042
Tower Group Inc	275	6,097
TowneBank	600	8,376
TradeStation Group Inc *	787	5,517
Transcontinental Realty Investors Inc *	30	376
Tree.com Inc *	170	1,556
Triangle Capital Corp	341	4,788
Trico Bancshares	365	7,263
Trustco Bank Corp NY	1,246	7,688
Trustmark Corp	1,795	43,852
U-Store-It Trust REIT	2,158	15,538
U.S. Global Investors Inc ‘A’	92	910
UMB Financial Corp	886	35,972
UMH Properties Inc REIT	140	1,144
Umpqua Holdings Corp	2,587	34,304
Union First Market Bankshares Corp	676	10,208
United America Indemnity Ltd ‘A’ * (Cayman)	976	9,340
United Bankshares Inc	1,088	28,527
United Community Banks Inc *	2,379	10,491
United Financial Bancorp Inc	397	5,550
United Fire & Casualty Co	586	10,542
United Security Bancshares Inc	158	2,365
Universal Health Realty Income Trust REIT	124	4,382
Universal Insurance Holdings Inc	244	1,235
Univest Corp of Pennsylvania	431	8,055
Urstadt Biddle Properties Inc ‘A’ REIT	526	8,316
Virtus Investment Partners Inc *	140	2,918
Walter Investment Management Corp REIT	661	10,576
Washington Banking Co	460	5,791
Washington REIT	1,430	43,686
Washington Trust Bancorp Inc	367	6,841
Waterstone Financial Inc *	192	695
Webster Financial Corp	1,919	33,563
WesBanco Inc	604	9,821
West Bancorp Inc	410	2,698
Westamerica Bancorp	365	21,042
Western Alliance Bancorp *	1,229	6,993
Westfield Financial Inc	928	8,528
Westwood Holdings Group Inc	15	552
Wilber Corp	126	825
Wilshire Bancorp Inc	536	5,912
Winthrop Realty Trust REIT	393	4,732
Wintrust Financial Corp	823	30,624
World Acceptance Corp *	464	16,741
WSFS Financial Corp	215	8,385
Yadkin Valley Financial Corp	465	1,999
Zenith National Insurance Corp	1,016	38,933

		5,180,850

Health Care - 4.5%

Adolor Corp *	881	1,586
Affymetrix Inc *	323	2,371
AGA Medical Holdings Inc *	22	358
Albany Molecular Research Inc *	613	5,119
Alliance HealthCare Services Inc *	47	264
Allied Healthcare International Inc *	1,049	2,853
Amedisys Inc *	32	1,767
American Dental Partners Inc *	281	3,667
AMICAS Inc *	232	1,397
AmSurg Corp *	828	17,877
Analogic Corp	119	5,085
AngioDynamics Inc *	455	7,107
ArQule Inc *	502	2,892
Assisted Living Concepts Inc ‘A’ *	272	8,932
Biodel Inc *	1	4
BMP Sunstone Corp *	9	46
Cambrex Corp *	105	425
Cantel Medical Corp	126	2,501
Capital Senior Living Corp *	610	3,209
Caraco Pharmaceutical Laboratories Ltd *	142	851
Cardiac Science Corp *	469	877
Celera Corp *	1,761	12,503
Centene Corp *	583	14,015
Chindex International Inc *	51	602
CONMED Corp *	786	18,715
Continucare Corp *	216	799
Cross Country Healthcare Inc *	734	7,421
CryoLife Inc *	126	815
Cumberland Pharmaceuticals Inc *	41	432
Cutera Inc *	322	3,339
Cynosure Inc ‘A’ *	219	2,462
Enzo Biochem Inc *	222	1,336
ev3 Inc *	2,051	32,529
Facet Biotech Corp *	558	15,060
Gentiva Health Services Inc *	516	14,592
Geron Corp *	1,327	7,537
Greatbatch Inc *	220	4,662
Hanger Orthopedic Group Inc *	611	11,108
Hansen Medical Inc *	237	543
Harvard Bioscience Inc *	2	8
Healthspring Inc *	1,350	23,760
Healthways Inc *	865	13,901
Hi-Tech Pharmacal Co Inc *	163	3,609
Infinity Pharmaceuticals Inc *	211	1,287
Invacare Corp	465	12,341
inVentiv Health Inc *	591	13,274
Ironwood Pharmaceuticals Inc *	94	1,271
Kendle International Inc *	351	6,135
Kindred Healthcare Inc *	1,119	20,198
KV Pharmaceutical Co ‘A’ *	628	1,105
Landauer Inc	98	6,392
LCA-Vision Inc *	235	1,955
Lexicon Pharmaceuticals Inc *	1,784	2,640
Magellan Health Services Inc *	897	39,002
Martek Biosciences Corp *	777	17,490
Maxygen Inc *	190	1,248
MedCath Corp *	383	4,010
Medical Action Industries Inc *	112	1,374
Medicis Pharmaceutical Corp ‘A’	1,384	34,821
Medidata Solutions Inc *	44	669
MedQuist Inc	209	1,632
Molina Healthcare Inc *	399	10,043
Myriad Pharmaceuticals Inc *	19	86
Nabi Biopharmaceuticals *	437	2,390
National Healthcare Corp	110	3,892

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
Natus Medical Inc *	198	$3,150
Nighthawk Radiology Holdings Inc *	571	1,816
NovaMed Inc *	235	799
Odyssey HealthCare Inc *	501	9,073
Omnicell Inc *	167	2,343
OraSure Technologies Inc *	56	332
Owens & Minor Inc	248	11,505
Palomar Medical Technologies Inc *	186	2,020
Par Pharmaceutical Cos Inc *	987	24,478
Progenics Pharmaceuticals Inc *	173	922
Psychiatric Solutions Inc *	480	14,304
RehabCare Group Inc *	159	4,336
Res-Care Inc *	752	9,016
RTI Biologics Inc *	853	3,693
Select Medical Holdings Corp *	596	5,030
Skilled Healthcare Group Inc ‘A’ *	639	3,943
Sun Healthcare Group Inc *	1,286	12,268
Sunrise Senior Living Inc *	1,420	7,270
SuperGen Inc *	756	2,419
Symmetry Medical Inc *	740	7,430
Team Health Holdings Inc *	72	1,210
The Medicines Co *	380	2,979
TomoTherapy Inc *	600	2,046
Triple-S Management Corp ‘B’ *	587	10,419
U.S. Physical Therapy Inc *	171	2,975
Universal American Corp *	718	11,057
Varian Inc *	610	31,586
ViroPharma Inc *	1,749	23,839
Vital Images Inc *	163	2,636
Volcano Corp *	299	7,224
WellCare Health Plans Inc *	1,169	34,836
Young Innovations Inc	35	986
Zoll Medical Corp *	94	2,478

		702,609

Industrials - 15.2%

3D Systems Corp *	105	1,433
A.O. Smith Corp	593	31,174
AAR Corp *	970	24,075
ABM Industries Inc	967	20,500
ACCO Brands Corp *	1,475	11,298
Aceto Corp	782	4,723
Actuant Corp ‘A’	985	19,257
Acuity Brands Inc	263	11,101
Air Transport Services Group Inc *	467	1,574
Aircastle Ltd (Bermuda)	1,272	12,046
Alamo Group Inc	179	3,578
Alaska Air Group Inc *	967	39,869
Albany International Corp ‘A’	736	15,846
Altra Holdings Inc *	657	9,021
AMERCO *	242	13,138
American Commercial Lines Inc *	269	6,752
American Railcar Industries Inc	205	2,493
American Reprographics Co *	111	996
American Woodmark Corp	268	5,197
Ameron International Corp	258	16,226
Ampco-Pittsburgh Corp	99	2,457
Amrep Corp *	28	407
Apogee Enterprises Inc	765	12,095
Applied Industrial Technologies Inc	1,156	28,727
Argon ST Inc *	82	2,182
Arkansas Best Corp	693	20,707
Ascent Solar Technologies Inc *	363	1,398
Astec Industries Inc *	524	15,175
Astronics Corp *	39	383
ATC Technology Corp *	134	2,299
Atlas Air Worldwide Holdings Inc *	589	31,246
Avis Budget Group Inc *	1,215	13,972
Baldor Electric Co	1,050	39,270
Barnes Group Inc	1,265	24,604
Barrett Business Services Inc	249	3,376
Beacon Roofing Supply Inc *	251	4,802
Belden Inc	1,281	35,176
Blount International Inc *	671	6,952
BlueLinx Holdings Inc *	252	960
Bowne & Co Inc	1,037	11,573
Brady Corp ‘A’	1,322	41,141
Briggs & Stratton Corp	1,419	27,670
Builders FirstSource Inc *	455	1,433
CAI International Inc *	231	2,846
Cascade Corp	236	7,602
CDI Corp	285	4,178
Celadon Group Inc *	109	1,519
Ceradyne Inc *	746	16,927
Chart Industries Inc *	117	2,340
Chase Corp	116	1,464
China BAK Battery Inc *	1,346	3,244
CIRCOR International Inc	492	16,339
CLARCOR Inc	878	30,282
Clean Harbors Inc *	36	2,000
Colfax Corp *	428	5,038
Columbus McKinnon Corp *	504	7,998
Comfort Systems USA Inc	1,031	12,877
COMSYS IT Partners Inc *	392	6,852
Consolidated Graphics Inc *	282	11,678
Cornell Cos Inc *	340	6,225
Courier Corp	323	5,333
CRA International Inc *	62	1,421
Curtiss-Wright Corp	1,249	43,465
Deluxe Corp	656	12,740
Diamond Management & Technology Consultants Inc	7	55
Dollar Thrifty Automotive Group Inc *	803	25,800
Ducommun Inc	324	6,807
Duoyuan Printing Inc *	104	1,123
DXP Enterprises Inc *	205	2,618
Dycom Industries Inc *	1,094	9,594
Dynamex Inc *	75	1,290
DynCorp International Inc ‘A’ *	637	7,319
Eagle Bulk Shipping Inc *	1,630	8,655
EMCOR Group Inc *	1,243	30,615
Encore Wire Corp	518	10,774
Energy Conversion Devices Inc *	134	1,049
EnergySolutions Inc	1,852	11,908
EnerSys *	1,146	28,260
Ennis Inc	688	11,194
EnPro Industries Inc *	575	16,721
Esterline Technologies Corp *	541	26,742
Evergreen Solar Inc *	2,306	2,606
Federal Signal Corp	1,380	12,434
Flow International Corp *	264	795
Forward Air Corp	395	10,388
Franklin Covey Co *	55	437
Franklin Electric Co Inc	624	18,714
FreightCar America Inc	355	8,577
Fuel Tech Inc *	160	1,283
FuelCell Energy Inc *	501	1,413
Furmanite Corp *	321	1,666
Fushi Copperweld Inc *	509	5,711
G&K Services Inc ‘A’	541	14,001
Genco Shipping & Trading Ltd *	690	14,566
Generac Holdings Inc *	301	4,217
GeoEye Inc *	50	1,475
Gibraltar Industries Inc *	727	9,167
Global Defense Technology & Systems Inc *	90	1,206
GP Strategies Corp *	235	1,965
GrafTech International Ltd *	2,030	27,750
Graham Corp	103	1,853
Granite Construction Inc	796	24,055
Great Lakes Dredge & Dock Corp	74	389

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
Griffon Corp *	1,176	$14,653
H&E Equipment Services Inc *	721	7,772
Heartland Express Inc	489	8,069
Heidrick & Struggles International Inc	493	13,819
Herley Industries Inc *	339	4,970
Hill International Inc *	112	653
HNI Corp	320	8,522
Horizon Lines Inc ‘A’	824	4,483
Houston Wire & Cable Co	320	3,706
Hub Group Inc ‘A’ *	519	14,522
Hurco Cos Inc *	182	3,063
II-VI Inc *	210	7,106
InnerWorkings Inc *	100	520
Insituform Technologies Inc ‘A’ *	1,064	28,313
Insteel Industries Inc	539	5,762
Integrated Electrical Services Inc *	123	695
Interline Brands Inc *	879	16,824
International Shipholding Corp	177	5,202
JetBlue Airways Corp *	6,905	38,530
John Bean Technologies Corp	771	13,523
K-Tron International Inc *	12	1,800
Kadant Inc *	360	5,188
Kaman Corp	86	2,151
Kaydon Corp	909	34,178
Kelly Services Inc ‘A’ *	684	11,395
Kforce Inc *	766	11,651
Kimball International Inc ‘B’	839	5,831
Knight Transportation Inc	336	7,086
Korn/Ferry International *	1,201	21,198
LaBarge Inc *	77	851
Ladish Co Inc *	473	9,536
Lawson Products Inc	118	1,825
Layne Christensen Co *	527	14,076
LB Foster Co ‘A’ *	305	8,811
Lindsay Corp	3	124
LMI Aerospace Inc *	148	2,750
LSI Industries Inc	598	4,078
M&F Worldwide Corp *	289	8,843
MasTec Inc *	384	4,842
McGrath RentCorp	546	13,230
Met-Pro Corp	116	1,137
Metalico Inc *	997	5,972
Miller Industries Inc	260	3,232
Mine Safety Appliances Co	53	1,482
Mistras Group Inc *	68	679
Mobile Mini Inc *	699	10,828
Moog Inc ‘A’ *	1,252	44,346
Mueller Industries Inc	1,012	27,111
Mueller Water Products Inc ‘A’	4,371	20,893
Multi-Color Corp	21	252
NACCO Industries Inc ‘A’	141	10,455
NCI Building Systems Inc *	456	5,034
Nordson Corp	614	41,703
North American Galvanizing & Coating Inc *	159	884
Northwest Pipe Co *	228	4,982
Old Dominion Freight Line Inc *	669	22,338
On Assignment Inc *	847	6,039
Orion Energy Systems Inc *	570	2,793
Otter Tail Corp	1,033	22,685
Pacer International Inc *	1,045	6,291
Patriot Transportation Holding Inc *	10	845
Pike Electric Corp *	236	2,200
Polypore International Inc *	406	7,089
Portec Rail Products Inc	71	825
PowerSecure International Inc *	401	3,160
Preformed Line Products Co	1	38
Quanex Building Products Corp	468	7,736
RailAmerica Inc *	352	4,154
RBC Bearings Inc *	56	1,785
Regal-Beloit Corp	1,005	59,707
Republic Airways Holdings Inc *	789	4,671
Robbins & Myers Inc	662	15,769
Rush Enterprises Inc ‘A’ *	648	8,560
Saia Inc *	419	5,816
Satcon Technology Corp *	446	1,084
Sauer-Danfoss Inc *	260	3,453
Schawk Inc	393	7,125
School Specialty Inc *	352	7,994
Seaboard Corp	9	11,692
SFN Group Inc *	1,492	11,951
Simpson Manufacturing Co Inc	226	6,274
SkyWest Inc	1,520	21,706
Standard Parking Corp *	216	3,547
Standex International Corp	325	8,375
Steelcase Inc ‘A’	1,986	12,849
Sterling Construction Co Inc *	434	6,822
Sun Hydraulics Corp	188	4,884
TAL International Group Inc	377	7,532
Team Inc *	50	830
Tecumseh Products Co ‘A’ *	489	6,000
Teledyne Technologies Inc *	662	27,321
Textainer Group Holdings Ltd (Bermuda)	229	4,935
The Eastern Co	129	1,747
The Geo Group Inc *	248	4,915
The Gorman-Rupp Co	120	3,053
The Greenbrier Cos Inc *	438	4,822
The Standard Register Co	184	984
Titan International Inc	1,039	9,070
Todd Shipyards Corp	125	2,054
Towers Watson & Co ‘A’	207	9,833
Tredegar Corp	790	13,493
Trex Co Inc *	66	1,405
Trimas Corp *	137	889
Triumph Group Inc	450	31,540
TrueBlue Inc *	1,251	19,390
Tutor Perini Corp *	697	15,160
Twin Disc Inc	281	3,434
UAL Corp *	250	4,888
Ultrapetrol Bahamas Ltd * (Bahamas)	568	3,118
United Capital Corp *	42	996
United Rentals Inc *	1,715	16,087
United Stationers Inc *	654	38,488
Universal Forest Products Inc	550	21,186
Universal Truckload Services Inc *	128	2,250
US Airways Group Inc *	4,525	33,259
USA Truck Inc *	50	808
Valence Technology Inc *	169	144
Viad Corp	484	9,946
Vicor Corp *	310	4,281
Volt Information Sciences Inc *	319	3,257
VSE Corp	32	1,317
Waste Services Inc *	470	4,648
Watsco Inc	73	4,152
Watts Water Technologies Inc ‘A’	798	24,786
Werner Enterprises Inc	1,171	27,132
Willis Lease Finance Corp *	103	1,625
Woodward Governor Co	308	9,850
YRC Worldwide Inc *	29,161	15,858

		2,381,743

Information Technology - 9.6%

3Com Corp *	1,910	14,688
Actel Corp *	458	6,343
ActivIdentity Corp *	1,054	2,993
Acxiom Corp *	375	6,728
Adaptec Inc *	3,590	11,739
ADC Telecommunications Inc *	2,214	16,184
ADTRAN Inc	310	8,169
Advanced Energy Industries Inc *	224	3,709
Agilysys Inc	439	4,904

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value

Airvana Inc *	229	$1,754
American Software Inc ‘A’	6	35
ANADIGICS Inc *	436	2,119
Anaren Inc *	93	1,324
Ancestry.com Inc *	17	288
Anixter International Inc *	688	32,233
ARRIS Group Inc *	894	10,737
ATMI Inc *	637	12,300
Aviat Networks Inc *	1,656	10,979
Avid Technology Inc *	590	8,130
Bel Fuse Inc ‘B’	270	5,441
Benchmark Electronics Inc *	1,590	32,977
Black Box Corp	509	15,657
Brooks Automation Inc *	1,745	15,391
Cabot Microelectronics Corp *	568	21,487
CACI International Inc ‘A’ *	751	36,686
Callidus Software Inc *	265	962
Ceva Inc *	126	1,469
Checkpoint Systems Inc *	802	17,740
China Information Security Technology Inc *	147	742
China Security & Surveillance Technology Inc *	297	2,284
CIBER Inc *	1,828	6,837
Cognex Corp	875	16,179
Cogo Group Inc *	692	4,837
Coherent Inc *	625	19,975
Cohu Inc	612	8,427
Communications Systems Inc	133	1,720
Computer Task Group Inc *	116	841
CPI International Inc *	113	1,498
Cray Inc *	344	2,047
CSG Systems International Inc *	424	8,887
CTS Corp	950	8,949
Cymer Inc *	844	31,481
Daktronics Inc	163	1,242
DDi Corp *	264	1,497
Digi International Inc *	481	5,118
Digital River Inc *	190	5,757
DivX Inc *	381	2,728
Double-Take Software Inc *	85	757
DSP Group Inc *	596	4,965
Dynamics Research Corp *	187	2,108
EarthLink Inc	2,658	22,699
Echelon Corp *	311	2,790
Echo Global Logistics Inc *	55	710
Electro Rent Corp	444	5,830
Electro Scientific Industries Inc *	723	9,262
Electronics for Imaging Inc *	1,231	14,317
EMCORE Corp *	2,471	2,990
EMS Technologies Inc *	111	1,843
Emulex Corp *	149	1,979
Entegris Inc *	3,567	17,978
Epicor Software Corp *	1,265	12,093
ePlus Inc *	76	1,334
Euronet Worldwide Inc *	158	2,912
Exar Corp *	805	5,675
Extreme Networks Inc *	2,339	7,181
Fair Isaac Corp	1,347	34,133
FARO Technologies Inc *	55	1,416
FEI Co *	111	2,543
FormFactor Inc *	110	1,954
Fortinet Inc *	55	967
Global Cash Access Holdings Inc *	134	1,095
Globecomm Systems Inc *	517	3,976
GSI Technology Inc *	590	2,749
Harmonic Inc *	713	4,499
ICx Technologies Inc *	108	753
Imation Corp *	777	8,555
infoGROUP Inc *	375	2,925
Information Services Group Inc *	517	1,763
InfoSpace Inc *	469	5,182
Insight Enterprises Inc *	1,085	15,581
Integral Systems Inc *	416	4,006
Internap Network Services Corp *	1,489	8,338
Internet Brands Inc ‘A’ *	370	3,411
Internet Capital Group Inc *	448	3,786
Intevac Inc *	641	8,859
iPass Inc *	1,329	1,528
IXYS Corp *	139	1,187
j2 Global Communications Inc *	132	3,089
JDA Software Group Inc *	254	7,066
Keynote Systems Inc	221	2,517
L-1 Identity Solutions Inc *	511	4,563
Lattice Semiconductor Corp *	3,095	11,359
Lawson Software Inc *	2,189	14,469
Littelfuse Inc *	594	22,578
LogMeIn Inc *	76	1,572
ManTech International Corp ‘A’ *	117	5,713
Marchex Inc ‘B’	238	1,216
MAXIMUS Inc	53	3,229
Measurement Specialties Inc *	398	5,855
MEMSIC Inc *	310	989
Mentor Graphics Corp *	2,636	21,141
Mercury Computer Systems Inc *	602	8,259
Methode Electronics Inc	964	9,544
Micrel Inc	818	8,720
Microtune Inc *	743	2,028
MKS Instruments Inc *	1,404	27,504
ModusLink Global Solutions Inc *	1,169	9,855
MoneyGram International Inc *	381	1,452
Monotype Imaging Holdings Inc *	568	5,527
MTS Systems Corp	396	11,496
Ness Technologies Inc *	1,014	6,398
NETGEAR Inc *	731	19,079
NetScout Systems Inc *	85	1,257
Network Equipment Technologies Inc *	455	2,507
Newport Corp *	971	12,138
OmniVision Technologies Inc *	1,424	24,464
Online Resources Corp *	200	806
Openwave Systems Inc *	1,818	4,181
Oplink Communications Inc *	189	3,504
Opnext Inc *	613	1,447
OSI Systems Inc *	111	3,114
Palm Inc *	585	2,200
PAR Technology Corp *	58	351
Park Electrochemical Corp	203	5,834
PC Connection Inc *	205	1,271
PC Mall Inc *	199	1,007
PCTEL Inc *	431	2,664
Perficient Inc *	626	7,055
Pericom Semiconductor Corp *	657	7,036
Pervasive Software Inc *	333	1,685
Photronics Inc *	1,515	7,711
Plantronics Inc	185	5,787
Plexus Corp *	745	26,842
Polycom Inc *	1,376	42,078
Power-One Inc *	2,036	8,592
Powerwave Technologies Inc *	4,026	5,033
Quest Software Inc *	1,560	27,752
QuinStreet Inc *	106	1,803
RealNetworks Inc *	1,056	5,101
RF Micro Devices Inc *	439	2,186
Rimage Corp *	225	3,254
Rofin-Sinar Technologies Inc *	478	10,812
Rogers Corp *	323	9,370
Rudolph Technologies Inc *	582	4,988
ScanSource Inc *	678	19,513
SeaChange International Inc *	502	3,604
Sigma Designs Inc *	279	3,273
Silicon Graphics International Corp *	782	8,360
Silicon Image Inc *	2,021	6,103

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
Silicon Storage Technology Inc *	2,084	$6,335
SMART Modular Technologies Inc * (Cayman)	968	7,463
SonicWALL Inc *	1,448	12,583
Sonus Networks Inc *	5,736	14,971
Spectrum Control Inc *	399	4,664
SRA International Inc ‘A’ *	801	16,653
Standard Microsystems Corp *	426	9,917
StarTek Inc *	302	2,099
Super Micro Computer Inc *	225	3,888
support.com Inc *	1,120	3,662
Sycamore Networks Inc	504	10,135
Symmetricom Inc *	1,139	6,640
Symyx Technologies Inc *	186	835
Synchronoss Technologies Inc *	51	988
SYNNEX Corp *	411	12,149
Take-Two Interactive Software Inc *	1,979	19,493
Technitrol Inc	1,074	5,671
TechTarget Inc *	252	1,318
Techwell Inc *	41	767
Tekelec *	1,189	21,592
The Hackett Group Inc *	508	1,412
THQ Inc *	547	3,834
TIBCO Software Inc *	2,874	31,010
Tier Technologies Inc ‘B’ *	182	1,449
Trident Microsystems Inc *	1,829	3,182
TriQuint Semiconductor Inc *	1,781	12,467
TTM Technologies Inc *	1,216	10,798
Unisys Corp *	1,119	39,042
United Online Inc	2,279	17,047
UTStarcom Inc *	2,988	8,337
VASCO Data Security International Inc *	155	1,279
Veeco Instruments Inc *	453	19,706
Virage Logic Corp *	344	2,704
Virtusa Corp *	74	763
Web.com Group Inc *	775	4,224
White Electronic Designs Corp *	739	5,173
X-Rite Inc *	646	1,957
Zoran Corp *	409	4,401
Zygo Corp *	373	3,443

		1,504,793

Materials - 6.3%

A. Schulman Inc	648	15,857
A.M. Castle & Co *	443	5,794
AEP Industries Inc *	18	468
Allied Nevada Gold Corp *	240	3,977
AMCOL International Corp	493	13,410
American Vanguard Corp	412	3,358
Ampal American Israel Corp ‘A’ *	408	1,134
Arch Chemicals Inc	572	19,671
Boise Inc *	407	2,495
Brush Engineered Materials Inc *	584	13,181
Buckeye Technologies Inc *	1,050	13,734
Bway Holding Co *	163	3,276
Century Aluminum Co *	1,604	22,071
China Precision Steel Inc *	815	1,711
Clearwater Paper Corp *	296	14,578
Coeur d’Alene Mines Corp *	2,215	33,181
Deltic Timber Corp	54	2,379
Domtar Corp *	1,142	73,556
Ferro Corp *	2,368	20,815
General Moly Inc *	1,726	5,730
General Steel Holdings Inc *	339	1,393
Glatfelter	1,235	17,895
Graham Packaging Co Inc *	270	3,388
Graphic Packaging Holding Co *	3,004	10,844
H.B. Fuller Co	1,379	32,007
Haynes International Inc	339	12,045
Headwaters Inc *	1,688	7,748
Hecla Mining Co *	6,645	36,348
Horsehead Holding Corp *	1,176	13,924
ICO Inc	789	6,375
Innophos Holdings Inc	495	13,810
Innospec Inc *	624	7,089
Kaiser Aluminum Corp	416	16,045
KapStone Paper & Packaging Corp *	877	10,410
Koppers Holdings Inc	232	6,570
Kraton Performance Polymers Inc *	196	3,501
Louisiana-Pacific Corp *	3,537	32,010
Minerals Technologies Inc	534	27,683
Myers Industries Inc	827	8,667
Neenah Paper Inc	392	6,209
Olin Corp	1,914	37,553
Olympic Steel Inc	269	8,783
OM Group Inc *	867	29,374
Paramount Gold and Silver Corp *	594	826
PolyOne Corp *	2,154	22,057
Quaker Chemical Corp	308	8,350
Rock-Tenn Co ‘A’	149	6,790
Rockwood Holdings Inc *	1,362	36,256
RTI International Metals Inc *	847	25,690
Schweitzer-Mauduit International Inc	484	23,019
Sensient Technologies Corp	1,342	38,999
ShengdaTech Inc *	762	5,707
Silgan Holdings Inc	365	21,984
Solutia Inc *	3,316	53,421
Spartech Corp *	888	10,390
Stepan Co	28	1,565
Stillwater Mining Co *	956	12,409
STR Holdings Inc *	96	2,256
Sutor Technology Group Ltd *	169	490
Texas Industries Inc	673	22,996
U.S. Concrete Inc *	721	274
United States Lime & Minerals Inc *	9	348
Universal Stainless & Alloy *	163	3,910
US Gold Corp *	2,367	6,391
W.R. Grace & Co *	1,428	39,641
Wausau Paper Corp *	713	6,089
Westlake Chemical Corp	517	13,333
Worthington Industries Inc	180	3,112
Zoltek Cos Inc *	828	7,982

		994,332

Telecommunication Services - 0.4%

Atlantic Tele-Network Inc	237	10,648
Cincinnati Bell Inc *	4,489	15,308
Consolidated Communications Holdings Inc	351	6,655
General Communication Inc ‘A’ *	474	2,735
Global Crossing Ltd * (Bermuda)	119	1,803
Iowa Telecommunications Services Inc	786	13,126
Premiere Global Services Inc *	376	3,106
SureWest Communications *	463	3,977
Syniverse Holdings Inc *	307	5,977
USA Mobility Inc *	124	1,571

		64,906

Utilities - 5.3%

ALLETE Inc	845	28,291
American States Water Co	498	17,281
Artesian Resources Corp ‘A’	181	3,196
Avista Corp	1,501	31,086
Black Hills Corp	993	30,138
California Water Service Group	524	19,708
Central Vermont Public Service Corp	378	7,624
CH Energy Group Inc	426	17,398
Chesapeake Utilities Corp	285	8,493
Cleco Corp	1,670	44,338
Connecticut Water Service Inc	209	4,863
Consolidated Water Co Ltd (Cayman)	322	4,373
El Paso Electric Co *	1,248	25,709

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
IDACORP Inc	1,338	$46,322
MGE Energy Inc	628	22,206
Middlesex Water Co	372	6,343
New Jersey Resources Corp	976	36,659
Nicor Inc	1,233	51,687
Northwest Natural Gas Co	729	33,971
NorthWestern Corp	1,037	27,802
Pennichuck Corp	133	3,127
Piedmont Natural Gas Co Inc	1,909	52,650
PNM Resources Inc	2,488	31,175
Portland General Electric Co	2,103	40,609
SJW Corp	331	8,414
South Jersey Industries Inc	729	30,611
Southwest Gas Corp	1,231	36,831
Southwest Water Co	744	7,767
The Empire District Electric Co	1,074	19,353
The Laclede Group Inc	619	20,873
UIL Holdings Corp	812	22,330
UniSource Energy Corp	896	28,170
Unitil Corp	338	7,858
US Geothermal Inc *	412	375
WGL Holdings Inc	1,412	48,926
York Water Co	164	2,255

		828,812

Total Common Stocks
(Cost $11,632,074)		14,799,951

CLOSED-END MUTUAL FUND - 0.1%

Kayne Anderson Energy Development Co	319	5,155

Total Closed-End Mutual Fund
(Cost $4,085)		5,155

EXCHANGE-TRADED FUND - 3.1%

iShares Russell 2000 Value Index Fund	7,668	489,525

Total Exchange-Traded Fund
(Cost $473,361)		489,525

	Principal
	Amount
SHORT-TERM INVESTMENT - 0.2%

Repurchase Agreement - 0.2%

State Street Bank & Trust Co 0.000% due 04/01/10 (Dated 03/31/10, repurchase price of $32,000; collateralized by U.S. Treasury Bills: 0.000% due 04/08/10 and value $35,000)	$32,000	32,000

Total Short-Term Investment
(Cost $32,000)		32,000

TOTAL INVESTMENTS - 97.9%
(Cost $12,141,520)		15,326,631

OTHER ASSETS & LIABILITIES, NET - 2.1%		334,899

NET ASSETS - 100.0%		$15,661,530

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of March 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$14,799,951	$14,799,951	$-	$-
	Closed-End Mutual Fund	5,155	5,155	-	-
	Exchange-Traded Fund	489,525	489,525	-	-
	Short-Term Investment	32,000	-	32,000	-

	Total	$15,326,631	$15,294,631	$32,000	$-

(1) For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Germany - 0.0%

Volkswagen AG Exp. 04/13/10 *	87	$56

Total Rights
(Cost $0)		56

PREFERRED STOCKS - 0.1%

Germany - 0.1%

Fresenius SE +	221	16,689
Porsche Automobil Holding SE +	208	12,703

		29,392

Total Preferred Stocks
(Cost $25,913)		29,392

COMMON STOCKS - 93.0%

Australia - 7.0%

AGL Energy Ltd +	3,077	42,400
Amcor Ltd +	5,181	30,362
AMP Ltd +	6,579	37,749
ASX Ltd +	1,292	40,189
Australia & New Zealand Banking Group Ltd +	6,485	150,727
BHP Billiton Ltd ADR	4,600	369,472
Brambles Ltd +	3,716	25,067
Coca-Cola Amatil Ltd +	2,170	22,387
Commonwealth Bank of Australia +	4,952	255,389
Computershare Ltd +	3,833	43,980
CSL Ltd +	2,407	80,397
Foster’s Group Ltd +	7,147	34,649
Insurance Australia Group Ltd +	7,819	27,807
Leighton Holdings Ltd +	1,175	41,968
Macquarie Group Ltd +	1,094	47,312
National Australia Bank Ltd +	7,197	181,588
Newcrest Mining Ltd +	1,139	34,341
Orica Ltd +	1,343	32,964
Origin Energy Ltd +	2,145	32,558
QBE Insurance Group Ltd +	2,852	54,445
Rio Tinto Ltd +	1,807	129,809
Santos Ltd +	2,092	28,157
Sonic Healthcare Ltd +	2,188	28,839
Suncorp-Metway Ltd +	4,275	33,457
Telstra Corp Ltd +	9,425	25,843
Wesfarmers Ltd +	2,974	86,658
Westpac Banking Corp ADR	1,600	203,328
Woodside Petroleum Ltd +	1,610	69,287
Woolworths Ltd +	3,973	102,049

		2,293,178

Austria - 0.3%

Erste Group Bank AG +	1,052	44,072
OMV AG +	899	33,706
Voestalpine AG +	203	8,185

		85,963

Belgium - 0.6%

Anheuser-Busch InBev NV +	1,314	66,091
Anheuser-Busch InBev NV ADR *	900	45,405
Delhaize Group SA ADR	249	20,042
Fortis * +	9,285	32,873
KBC Groep NV * +	812	39,110
UCB SA +	187	7,978

		211,499

Bermuda - 0.3%

Esprit Holdings Ltd +	3,586	28,285
Li & Fung Ltd +	8,000	39,292
Seadrill Ltd +	1,500	35,104

		102,681

Canada - 9.3%

Agnico-Eagle Mines Ltd (TSE)	300	16,760
Agrium Inc	473	33,447
Bank of Montreal	2,000	121,400
Bank of Nova Scotia	3,000	150,288
Barrick Gold Corp (TSE)	3,700	141,967
BCE Inc	450	13,225
Bombardier Inc ‘B’	3,600	22,082
Cameco Corp	1,750	47,918
Canadian Imperial Bank of Commerce	1,085	79,266
Canadian National Railway Co (TSE)	1,750	106,208
Canadian Natural Resources Ltd	1,770	131,001
Canadian Pacific Railway Ltd	300	16,907
Canadian Tire Corp Ltd ‘A’	200	10,917
Cenovus Energy Inc (TSE)	1,284	33,540
CGI Group Inc ‘A’ *	1,000	14,966
CI Financial Corp	700	14,818
Crescent Point Energy Corp	500	19,185
Eldorado Gold Corp *	1,200	14,568
Enbridge Inc	1,650	78,694
EnCana Corp	2,448	76,165
Fairfax Financial Holdings Ltd	100	37,602
First Quantum Minerals Ltd	200	16,456
Fortis Inc	600	17,067
George Weston Ltd	100	6,907
Goldcorp Inc	2,450	91,545
Great-West Lifeco Inc	600	17,226
Husky Energy Inc	400	11,472
IAMGOLD Corp (TSE)	800	10,634
IGM Financial Inc	400	17,565
Imperial Oil Ltd	620	23,948
Inmet Mining Corp	200	11,620
Intact Financial Corp	950	41,914
Ivanhoe Mines Ltd *	2,400	41,944
Kinross Gold Corp	1,400	23,943
Loblaw Cos Ltd	400	14,773
Magna International Inc ‘A’ *	300	18,564
Manulife Financial Corp	5,050	99,643
Metro Inc ‘A’	400	16,584
National Bank of Canada	500	30,444
Nexen Inc	1,000	24,743
Niko Resources Ltd	400	42,664
Potash Corp of Saskatchewan Inc (TSE)	900	107,470
Research In Motion Ltd (TSE) *	1,040	77,054
Rogers Communications Inc ‘B’	2,000	68,311
Royal Bank of Canada	4,062	237,725
Saputo Inc	500	14,562
Shaw Communications Inc ‘B’	700	13,860
Shoppers Drug Mart Corp	350	15,039
Silver Wheaton Corp *	900	14,134
Sino-Forest Corp *	800	15,675
SNC-Lavalin Group Inc	325	15,875
Sun Life Financial Inc	1,400	45,033
Suncor Energy Inc (TSE)	3,917	127,385
Talisman Energy Inc	2,550	43,611
The Teck Resources Ltd ‘B’ *	1,950	84,958
The Toronto-Dominion Bank	2,685	200,123
Thomson Reuters Corp	800	29,112
Tim Hortons Inc	400	13,020
TransAlta Corp	700	15,487

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
TransCanada Corp	2,865	$104,992
Viterra Inc *	1,300	12,275
Yamana Gold Inc	1,200	11,874

		3,028,155

Denmark - 0.8%

A.P. Moller - Maersk AS ‘B’ +	6	45,728
Carlsberg AS ‘B’ +	526	44,097
Danske Bank AS * +	764	18,746
Novo Nordisk AS ADR	1,400	107,968
Vestas Wind Systems AS * +	565	30,739

		247,278

Finland - 0.9%

Fortum OYJ +	1,155	28,267
Nokia OYJ ADR	13,900	216,006
Sampo OYJ +	1,569	41,595

		285,868

France - 8.3%

Accor SA +	566	31,320
Air Liquide SA +	890	106,910
Alcatel-Lucent * +	7,480	23,526
Alstom SA +	400	24,906
AXA SA +	1,519	33,699
AXA SA ADR	2,200	48,488
BNP Paribas +	2,846	218,136
Bouygues SA +	589	29,551
Cap Gemini SA +	355	17,454
Carrefour SA +	1,956	94,245
Casino Guichard-Perrachon SA +	445	37,609
Christian Dior SA +	248	26,437
Cie de Saint-Gobain +	749	35,970
Cie Generale d’Optique Essilor International SA ‘B’ +	757	48,342
Cie Generale des Etablissements Michelin ‘B’ +	412	30,343
Credit Agricole SA +	1,860	32,491
Danone SA +	1,405	84,618
Electricite de France SA +	998	54,404
France Telecom SA +	2,296	54,995
France Telecom SA ADR	2,900	69,687
GDF Suez +	3,580	138,391
Groupe Eurotunnel SA +	3,409	34,730
Hermes International +	170	23,617
L’Oreal SA +	362	38,069
Lafarge SA +	637	44,744
Lagardere SCA +	502	20,292
LVMH Moet Hennessy Louis Vuitton SA +	667	77,920
Pernod-Ricard SA +	769	65,250
PPR +	341	45,334
Publicis Groupe SA +	968	41,370
Renault SA * +	540	25,230
Sanofi-Aventis SA +	2,337	174,407
Sanofi-Aventis SA ADR	1,100	41,096
Schneider Electric SA +	673	78,626
Societe Generale +	1,760	110,457
Suez Environnement Co +	1,120	25,761
Technip SA +	378	30,684
Total SA +	3,327	193,092
Total SA ADR	3,000	174,060
Vallourec SA +	172	34,708
Veolia Environnement +	857	29,642
Vinci SA +	1,095	64,463
Vivendi +	3,168	84,714

		2,699,788

Germany - 6.3%

Adidas AG +	584	31,222
Allianz SE +	1,207	151,064
BASF SE +	2,726	168,733
Bayer AG +	2,124	143,518
Bayerische Motoren Werke AG +	657	30,309
Beiersdorf AG +	260	15,544
Commerzbank AG * +	1,573	13,402
Daimler AG (NYSE)	2,700	126,927
Deutsche Bank AG (NYSE)	1,700	130,679
Deutsche Boerse AG +	424	31,371
Deutsche Lufthansa AG +	730	12,099
Deutsche Post AG +	2,845	49,274
Deutsche Postbank AG * +	331	10,592
Deutsche Telekom AG ADR	8,000	108,000
E.ON AG +	5,035	186,147
Fresenius Medical Care AG & Co KGaA +	319	17,973
Fresenius Medical Care AG & Co KGaA ADR	300	16,848
Generali Deutschland Holding AG	24	2,733
HeidelbergCement AG +	599	33,341
Henkel AG & Co KGaA +	481	22,266
Hochtief AG +	157	13,174
Infineon Technologies AG * +	3,031	20,991
K +S AG +	393	23,815
Linde AG +	320	38,169
MAN SE +	209	17,482
Merck KGaA +	142	11,513
Metro AG +	225	13,349
Muenchener Rueckversicherungs AG +	377	61,156
RWE AG +	1,111	98,559
Salzgitter AG +	126	11,675
SAP AG +	297	14,379
SAP AG ADR	2,700	130,059
Siemens AG +	1,342	134,089
Siemens AG ADR	1,200	119,964
ThyssenKrupp AG +	896	30,724
Volkswagen AG +	87	8,408

		2,049,548

Greece - 0.2%

Alpha Bank AE * +	2,758	26,180
National Bank of Greece SA * +	2,138	43,119

		69,299

Hong Kong - 1.6%

Bank of East Asia Ltd +	9,600	35,376
BOC Hong Kong Holdings Ltd +	13,500	32,122
Cheung Kong Holdings Ltd +	5,000	64,295
CLP Holdings Ltd +	5,500	39,240
Hang Lung Group Ltd +	1,000	5,284
Hang Lung Properties Ltd +	8,000	32,138
Hang Seng Bank Ltd +	2,200	30,610
Henderson Land Development Co Ltd +	4,000	28,195
Hong Kong & China Gas Co Ltd +	13,000	32,323
Hong Kong Exchanges & Clearing Ltd +	3,300	54,951
Hongkong Electric Holdings Ltd	4,500	26,661
Hutchison Whampoa Ltd +	7,000	51,123
Sun Hung Kai Properties Ltd +	4,000	59,973
Wharf Holdings Ltd +	4,000	22,633

		514,924

Ireland - 0.2%

CRH PLC ADR	3,200	79,648

Italy - 2.6%

Assicurazioni Generali SPA +	2,454	58,933
Atlantia SPA +	704	16,439
Banco Popolare SC * +	2,627	18,237
Enel SPA +	23,152	129,395
ENI SPA +	2,696	63,238
ENI SPA ADR	2,700	126,711
Fiat SPA * +	2,534	32,975
Finmeccanica SPA +	2,366	31,571

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
Intesa Sanpaolo SPA * +	20,208	$75,256
Mediobanca SPA * +	1,639	17,612
Saipem SPA * +	903	34,931
Snam Rete Gas SPA +	7,659	38,810
Telecom Italia SPA +	19,059	27,403
Telecom Italia SPA ADR	2,600	37,284
UniCredit SPA * +	36,594	107,899
Unione di Banche Italiane SCPA +	1,840	24,819

		841,513

Japan - 19.4%

Advantest Corp ADR	429	10,759
Aeon Co Ltd +	1,400	15,910
Aisin Seiki Co Ltd +	600	18,017
Ajinomoto Co Inc +	2,000	19,829
Asahi Breweries Ltd +	1,100	20,641
Asahi Glass Co Ltd +	2,000	22,558
Asahi Kasei Corp +	3,000	16,161
Astellas Pharma Inc +	1,000	36,223
Benesse Holdings Inc +	300	13,007
Bridgestone Corp +	3,300	56,476
Canon Inc ADR	3,000	138,630
Central Japan Railway Co +	4	30,491
Chubu Electric Power Co Inc +	1,900	47,523
Chugai Pharmaceutical Co Ltd +	600	11,270
Chuo Mitsui Trust Holdings Inc +	6,000	22,586
Dai Nippon Printing Co Ltd +	2,000	27,052
Daiichi Sankyo Co Ltd +	3,300	61,871
Daikin Industries Ltd +	800	32,785
Daito Trust Construction Co Ltd +	300	14,506
Daiwa House Industry Co Ltd +	1,000	11,303
Daiwa Securities Group Inc +	5,000	26,353
Denso Corp +	2,300	68,642
Dentsu Inc +	600	15,788
East Japan Railway Co +	1,100	76,535
Eisai Co Ltd +	900	32,092
Electric Power Development Co Ltd +	400	13,189
FANUC Ltd +	600	63,771
Fast Retailing Co Ltd +	100	17,393
FUJIFILM Holdings Corp +	1,500	51,668
Fujitsu Ltd +	9,000	59,083
Fukuoka Financial Group Inc +	3,000	12,766
GS Yuasa Corp +	1,000	6,762
Hankyu Hanshin Holdings Inc +	3,000	13,914
Hirose Electric Co Ltd +	100	11,549
Hisamitsu Pharmaceutical Co Inc +	300	11,163
Hitachi Ltd ADR *	1,200	44,628
Hokkaido Electric Power Co Inc +	600	11,516
Hokuhoku Financial Group Inc +	5,000	10,992
Hokuriku Electric Power Co +	600	13,205
Honda Motor Co Ltd ADR	5,600	197,624
HOYA Corp +	1,300	35,794
Ibiden Co Ltd +	500	17,258
INPEX Corp +	2	14,688
Isetan Mitsukoshi Holdings Ltd +	1,300	13,985
ITOCHU Corp +	4,000	35,109
J Front Retailing Co Ltd +	2,000	11,788
Japan Tobacco Inc +	18	67,011
JFE Holdings Inc +	1,800	72,624
JS Group Corp +	800	16,299
JSR Corp +	600	12,529
Kao Corp +	2,600	65,940
Kawasaki Heavy Industries Ltd +	5,000	13,829
KDDI Corp +	11	56,945
Keihin Electric Express Railway Co Ltd +	2,000	16,436
Keio Corp +	2,000	13,513
Keyence Corp +	100	23,944
Kintetsu Corp +	4,000	12,457
Kirin Holdings Co Ltd +	2,000	29,529
Kobe Steel Ltd +	8,000	17,226
Komatsu Ltd +	2,800	58,827
Konica Minolta Holdings Inc +	1,500	17,545
Kubota Corp ADR	1,400	63,826
Kuraray Co Ltd +	1,500	20,213
Kurita Water Industries Ltd +	500	14,183
Kyocera Corp +	600	58,567
Kyocera Corp ADR	300	29,166
Kyowa Hakko Kirin Co Ltd +	1,000	10,328
Kyushu Electric Power Co Inc +	900	19,605
Makita Corp ADR	200	6,630
Marubeni Corp +	5,000	31,121
MEIJI Holdings Co Ltd * +	300	11,641
Mitsubishi Chemical Holdings Corp +	3,500	17,924
Mitsubishi Corp +	3,500	91,909
Mitsubishi Electric Corp +	3,000	27,622
Mitsubishi Estate Co Ltd +	4,000	65,556
Mitsubishi Heavy Industries Ltd +	16,000	66,373
Mitsubishi Motors Corp * +	10,000	13,614
Mitsubishi UFJ Financial Group Inc +	11,300	59,231
Mitsubishi UFJ Financial Group Inc ADR	30,580	159,933
Mitsui & Co Ltd ADR	300	100,713
Mitsui Fudosan Co Ltd +	2,000	34,042
Mitsui OSK Lines Ltd +	3,000	21,573
Mitsui Sumitomo Insurance Group Holdings Inc +	1,100	30,592
Mizuho Financial Group Inc ADR *	20,800	81,952
Murata Manufacturing Co Ltd +	500	28,453
NEC Corp * +	8,000	24,096
Nidec Corp ADR	2,300	61,594
Nikon Corp +	1,000	21,863
Nintendo Co Ltd +	300	100,609
Nippon Electric Glass Co Ltd +	1,000	14,115
Nippon Express Co Ltd +	3,000	12,921
Nippon Mining Holdings Inc +	3,000	14,250
Nippon Oil Corp +	5,000	25,464
Nippon Paper Group Inc +	400	10,292
Nippon Steel Corp +	15,000	58,984
Nippon Telegraph & Telephone Corp ADR	4,100	86,182
Nippon Yusen KK +	3,000	11,865
Nissan Motor Co Ltd * +	6,600	56,678
Nissin Foods Holdings Co Ltd +	300	10,098
Nitori Co Ltd +	150	11,389
Nitto Denko Corp +	500	19,416
Nomura Holdings Inc +	4,500	33,019
Nomura Holdings Inc ADR	10,600	77,698
NSK Ltd +	2,000	15,819
NTT Data Corp +	4	13,337
NTT DoCoMo Inc ADR	6,700	101,840
Odakyu Electric Railway Co Ltd +	2,000	16,656
OJI Paper Co Ltd +	3,000	13,167
Olympus Corp +	600	19,287
Omron Corp +	800	18,609
Ono Pharmaceutical Co Ltd +	300	13,370
Oriental Land Co Ltd +	200	13,952
Osaka Gas Co Ltd +	5,000	17,926
Panasonic Corp ADR	7,400	113,368
Panasonic Electric Works Co Ltd +	3,000	37,924
Resona Holdings Inc +	1,700	21,545
Ricoh Co Ltd +	1,000	15,662
Rohm Co Ltd +	300	22,447
Sankyo Co Ltd +	200	9,901
SBI Holdings Inc * +	56	11,072
Secom Co Ltd +	500	21,892
Sekisui House Ltd +	1,000	10,009
Seven & I Holdings Co Ltd +	3,300	79,831
Sharp Corp +	3,000	37,568
Shikoku Electric Power Co Inc +	500	14,178
Shimano Inc +	300	13,298
Shin-Etsu Chemical Co Ltd +	1,500	87,295
Shionogi & Co Ltd +	1,000	19,033
Shiseido Co Ltd +	1,000	21,761

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
SMC Corp +	200	$27,199
Softbank Corp +	1,900	46,884
Sompo Japan Insurance Inc +	3,000	21,478
Sony Corp ADR	3,600	137,952
Stanley Electric Co Ltd +	600	11,670
Sumitomo Chemical Co Ltd +	3,000	14,689
Sumitomo Corp +	2,800	32,244
Sumitomo Electric Industries Ltd +	1,200	14,742
Sumitomo Metal Industries Ltd +	7,000	21,222
Sumitomo Metal Mining Co Ltd +	1,000	14,878
Sumitomo Mitsui Financial Group Inc +	3,600	119,267
Sumitomo Realty & Development Co Ltd +	1,000	19,082
Suzuki Motor Corp +	2,200	48,576
T&D Holdings Inc +	450	10,678
Taiyo Nippon Sanso Corp +	1,000	9,793
Takeda Pharmaceutical Co Ltd +	2,200	96,875
TDK Corp +	300	19,999
Teijin Ltd +	4,000	13,446
Terumo Corp +	400	21,326
The Bank of Yokohama Ltd +	3,000	14,721
The Chiba Bank Ltd +	2,000	11,975
The Chugoku Electric Power Co Inc +	800	15,911
The Iyo Bank Ltd +	1,000	9,519
The Japan Steel Works Ltd +	1,000	11,475
The Kansai Electric Power Co Inc +	3,300	75,647
The Shizuoka Bank Ltd +	2,000	17,463
The Sumitomo Trust & Banking Co Ltd +	3,000	17,633
The Tokyo Electric Power Co Inc +	4,100	109,353
Tobu Railway Co Ltd +	2,000	11,109
Tohoku Electric Power Co Inc +	1,000	21,154
Tokio Marine Holdings Inc +	3,200	90,212
Tokyo Electron Ltd +	500	33,228
Tokyo Gas Co Ltd +	8,000	35,286
Tokyu Corp +	3,000	12,559
TonenGeneral Sekiyu KK +	1,000	8,452
Toppan Printing Co Ltd +	2,000	18,088
Toray Industries Inc +	3,000	17,549
Toshiba Corp * +	15,000	77,637
Toyo Seikan Kaisha Ltd +	600	10,632
Toyota Motor Corp ADR	4,900	394,058
Toyota Tsusho Corp +	800	12,568
Trend Micro Inc +	400	13,963
Ube Industries Ltd +	4,000	10,268
Unicharm Corp +	100	9,655
West Japan Railway Co +	4	13,782
Yahoo! Japan Corp +	42	15,320
Yamada Denki Co Ltd +	230	16,996
Yamato Holdings Co Ltd +	1,000	14,074

		6,327,841

Luxembourg - 0.5%

ArcelorMittal ‘NY’ (NYSE)	2,800	122,948
SES SA FDR +	660	16,658
Tenaris SA ADR	800	34,352

		173,958

Netherlands - 2.5%

Aegon NV ‘NY’ *	3,200	21,792
Akzo Nobel NV +	523	29,790
ASML Holding NV ‘NY’	2,400	84,960
European Aeronautic Defence and Space Co NV +	1,160	23,303
Heineken NV +	697	35,797
ING Groep NV ADR *	10,976	109,321
Koninklijke Ahold NV +	3,713	49,513
Koninklijke DSM NV +	597	26,596
Koninklijke KPN NV +	4,094	64,968
Koninklijke Philips Electronics NV +	1,335	42,835
Koninklijke Philips Electronics NV ‘NY’	1,800	57,636
QIAGEN NV * +	657	15,140
Reed Elsevier NV ADR	1,100	26,686
STMicroelectronics NV ‘NY’	2,700	26,622
TNT NV +	1,129	32,331
Unilever NV ‘NY’	4,650	140,244
Unilever NV CVA +	1,021	30,888

		818,422

New Zealand - 0.1%

Fletcher Building Ltd (NZX) +	2,000	11,847
Telecom Corp of New Zealand Ltd ADR (NYSE)	1,300	10,036

		21,883

Norway - 0.7%

DnB NOR ASA * +	3,422	39,138
Orkla ASA +	3,200	28,312
StatoilHydro ASA +	1,800	41,885
StatoilHydro ASA ADR	2,200	51,326
Telenor ASA * +	3,480	47,229
Yara International ASA +	750	32,607

		240,497

Papua New Guinea - 0.2%

Lihir Gold Ltd ADR	900	25,344
Oil Search Ltd +	7,196	39,332

		64,676

Portugal - 0.2%

EDP - Energias de Portugal SA +	8,711	34,613
Portugal Telecom SGPS SA ADR	3,200	35,552

		70,165

Singapore - 1.1%

DBS Group Holdings Ltd +	5,000	50,979
Keppel Corp Ltd +	5,000	32,566
Oversea-Chinese Banking Corp Ltd +	8,159	50,706
Singapore Airlines Ltd +	4,000	43,416
Singapore Exchange Ltd +	8,000	43,677
Singapore Press Holdings Ltd +	3,000	8,184
Singapore Telecommunications Ltd +	23,000	52,027
United Overseas Bank Ltd +	4,000	54,814
Wilmar International Ltd +	5,000	23,897

		360,266

Spain - 3.3%

Abertis Infraestructuras SA +	1,159	22,322
ACS Actividades de Construccion y Servicios SA +	472	21,778
Banco Bilbao Vizcaya Argentaria SA ADR	10,100	138,269
Banco de Sabadell SA +	3,420	18,890
Banco Popular Espanol SA +	2,745	20,189
Banco Santander SA +	4,765	63,203
Banco Santander SA ADR	19,768	262,321
Iberdrola Renovables SA +	4,170	17,294
Iberdrola SA +	13,728	116,244
Inditex SA +	557	36,737
Red Electrica Corp SA +	722	38,742
Repsol YPF SA ADR	2,400	57,072
Telefonica SA ADR	3,700	263,070

		1,076,131

Sweden - 2.2%

Assa Abloy AB ‘B’ +	2,024	39,588
Atlas Copco AB ‘A’ +	2,067	32,035
Electrolux AB ‘B’ +	808	18,507
Hennes & Mauritz AB ‘B’ +	1,700	110,546
Nordea Bank AB +	11,221	110,607
Sandvik AB +	2,952	36,878
Skandinaviska Enskilda Banken AB ‘A’ * +	3,693	23,523
Skanska AB ‘B’ +	688	12,496
SKF AB ‘B’ +	1,637	29,081
Svenska Cellulosa AB ‘B’ +	1,918	27,043
Svenska Handelsbanken AB ‘A’ +	1,264	37,087

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
Swedbank AB ‘A’ * +	3,893	$39,869
Telefonaktiebolaget LM Ericsson ‘B’ +	6,909	72,448
Telefonaktiebolaget LM Ericsson ADR	2,600	27,118
TeliaSonera AB +	8,933	63,428
Volvo AB ‘B’ +	3,037	30,562

		710,816

Switzerland - 6.5%

ABB Ltd ADR *	6,600	144,144
Actelion Ltd * +	552	25,096
Adecco SA +	253	14,363
Cie Financiere Richemont SA ‘A’ +	1,516	58,783
Credit Suisse Group AG ADR	3,200	164,416
GAM Holding Ltd +	584	7,162
Geberit AG +	164	29,341
Givaudan SA +	33	28,939
Holcim Ltd * +	1,172	87,344
Julius Baer Group Ltd +	584	21,138
Nestle SA +	8,077	413,881
Novartis AG +	646	34,945
Novartis AG ADR	5,400	292,140
Roche Holding AG +	2,001	324,983
SGS SA +	9	12,422
Sonova Holding AG +	110	13,653
Swiss Reinsurance Co Ltd * +	794	38,958
Swisscom AG +	78	28,489
Syngenta AG +	103	28,601
Syngenta AG ADR	700	38,857
The Swatch Group AG +	187	59,633
UBS AG (NYSE) *	9,700	157,916
Zurich Financial Services AG +	459	117,731

		2,142,935

United Kingdom - 17.9%

Admiral Group PLC +	690	13,833
AMEC PLC +	751	9,106
Anglo American PLC * +	3,506	152,613
Antofagasta PLC +	751	11,859
Associated British Foods PLC +	941	13,985
AstraZeneca PLC ADR	4,000	178,880
Autonomy Corp PLC * +	504	13,930
Aviva PLC +	4,468	26,101
BAE Systems PLC +	12,132	68,399
Barclays PLC +	19,953	108,648
Barclays PLC ADR	4,000	87,000
BG Group PLC +	9,395	162,701
BHP Billiton PLC +	5,427	185,484
BHP Billiton PLC ADR	300	20,529
BP PLC ADR	9,384	535,545
British American Tobacco PLC +	1,509	52,023
British American Tobacco PLC ADR	1,792	123,469
British Sky Broadcasting Group PLC ADR	725	26,383
BT Group PLC ADR	3,650	68,291
Burberry Group PLC +	1,581	17,135
Cable & Wireless Communications PLC	5,487	4,609
Cable & Wireless Worldwide *	5,487	7,660
Cairn Energy PLC * +	3,120	19,756
Carnival PLC ADR	375	15,353
Centrica PLC +	11,435	51,059
Compass Group PLC +	4,815	38,439
Diageo PLC ADR	1,900	128,155
Eurasian Natural Resources Corp +	434	7,842
Experian PLC +	1,885	18,536
G4S PLC +	3,602	14,297
GlaxoSmithKline PLC ADR	7,150	275,418
Home Retail Group PLC +	2,547	10,479
HSBC Holdings PLC (LI) +	6,089	61,705
HSBC Holdings PLC ADR	9,479	480,491
ICAP PLC +	1,643	9,314
Imperial Tobacco Group PLC +	3,052	93,121
Inmarsat PLC +	1,411	16,182
International Power PLC +	3,421	16,611
Invensys PLC +	2,790	14,410
Investec PLC +	821	6,712
J. Sainsbury PLC +	2,489	12,382
Johnson Matthey PLC +	667	17,706
Kazakhmys PLC * +	806	18,631
Kingfisher PLC +	4,358	14,189
Legal & General Group PLC +	12,064	16,087
Lloyds Banking Group PLC * +	63,175	59,989
Logica PLC +	5,968	12,363
Lonmin PLC * +	523	16,191
Man Group PLC +	3,434	12,570
Marks & Spencer Group PLC +	4,919	27,645
National Grid PLC +	4,705	45,800
National Grid PLC ADR	450	21,937
Next PLC +	537	17,640
Old Mutual PLC * +	17,034	31,646
Pearson PLC ADR	1,700	26,673
Prudential PLC +	7,136	59,034
Reckitt Benckiser Group PLC +	1,065	58,515
Reed Elsevier PLC ADR	1,500	48,135
Rexam PLC +	2,869	12,753
Rio Tinto PLC +	309	18,268
Rio Tinto PLC ADR	1,000	236,730
Rolls-Royce Group PLC * +	4,941	44,735
Royal Dutch Shell PLC ‘B’ +	5,663	156,117
Royal Dutch Shell PLC ‘B’ ADR	6,300	348,579
RSA Insurance Group PLC +	6,388	12,367
SABMiller PLC +	3,241	95,062
Scottish & Southern Energy PLC +	1,861	31,118
Serco Group PLC +	1,638	14,945
Shire PLC ADR	925	61,013
Smith & Nephew PLC ADR	300	15,018
Smiths Group PLC +	1,054	18,182
Standard Chartered PLC +	5,319	144,982
Standard Life PLC +	4,494	13,649
Tesco PLC +	20,791	137,461
The Capita Group PLC +	1,239	14,228
The Royal Bank of Scotland Group PLC * +	41,292	27,353
The Sage Group PLC +	4,410	16,011
Tullow Oil PLC +	2,532	48,048
Unilever PLC ADR	3,675	107,604
United Utilities Group PLC +	1,443	12,249
Vedanta Resources PLC +	445	18,736
Vodafone Group PLC ADR	16,400	381,956
Whitbread PLC +	614	13,746
WM Morrison Supermarkets PLC +	5,937	26,429
Wolseley PLC * +	541	13,072
WPP PLC ADR	600	30,930
Xstrata PLC * +	5,557	105,173

		5,859,710

Total Common Stocks
(Cost $26,871,290)		30,376,642

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 0.6%

Repurchase Agreement - 0.6%

State Street Bank & Trust Co 0.000% due 04/01/10 (Dated 03/31/10, repurchase price of $193,000; collateralized by U.S. Treasury Bills: 0.000% due 04/08/10 and value $200,000)	$193,000	$193,000

Total Short-Term Investment
(Cost $193,000)		193,000

TOTAL INVESTMENTS - 93.7%
(Cost $27,090,203)		30,599,090

OTHER ASSETS & LIABILITIES, NET - 6.3%		2,056,586

NET ASSETS - 100.0%		$32,655,676

Notes to Schedule of Investments

(a)	As of March 31, 2010, the portfolio was diversified as a percentage of net assets as follows:

Financials	23.4%
Materials	10.8%
Energy	9.7%
Industrials	9.5%
Consumer Staples	8.5%
Consumer Discretionary	8.4%
Health Care	6.9%
Information Technology	5.4%
Telecommunication Services	5.3%
Utilities	5.2%
Short-Term Investment	0.6%

93.7%
Other Assets & Liabilities, Net	6.3%

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c) Securities with a total aggregate value of $17,847,760 or 54.7% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(d)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of March 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Rights (1)	$56	$56	$-	$-
	Preferred Stocks (1)	29,392	-	29,392	-
	Common Stocks
	Australia	2,293,178	572,800	1,720,378	-
	Austria	85,963	-	85,963	-
	Belgium	211,499	65,447	146,052	-
	Bermuda	102,681	-	102,681	-
	Canada	3,028,155	3,028,155	-	-
	Denmark	247,278	107,968	139,310	-
	Finland	285,868	216,006	69,862	-
	France	2,699,788	333,331	2,366,457	-
	Germany	2,049,548	635,210	1,414,338	-
	Greece	69,299	-	69,299	-
	Hong Kong	514,924	26,661	488,263	-
	Ireland	79,648	79,648	-	-
	Italy	841,513	163,995	677,518	-
	Japan	6,327,841	1,806,553	4,521,288	-
	Luxembourg	173,958	157,300	16,658	-
	Netherlands	818,422	467,261	351,161	-
	New Zealand	21,883	10,036	11,847	-
	Norway	240,497	51,326	189,171	-
	Papua New Guinea	64,676	25,344	39,332	-
	Portugal	70,165	35,552	34,613	-
	Singapore	360,266	-	360,266	-
	Spain	1,076,131	720,732	355,399	-
	Sweden	710,816	27,118	683,698	-
	Switzerland	2,142,935	797,473	1,345,462	-
	United Kingdom	5,859,710	3,230,358	2,629,352	-

		30,376,642	12,558,274	17,818,368	-
	Short-Term Investment	193,000	-	193,000	-

	Total	$30,599,090	$12,558,330	$18,040,760	$-

(1) For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD EMERGING MARKETS PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 4.4%

Brazil - 4.4%

Cia de Bebidas das Americas ADR	1,050	$96,243
Cia Energetica de Minas Gerais	2,900	48,139
Itau Unibanco Holding SA ADR	9,900	217,701
Petroleo Brasileiro SA ADR	8,100	320,679
Usinas Siderurgicas de Minas Gerais SA ‘A’	1,100	37,682
Vale SA ADR	5,398	149,849

		870,293

Total Preferred Stocks
(Cost $545,550)		870,293

COMMON STOCKS - 91.2%

Brazil - 7.1%

Banco Bradesco SA	9,130	134,459
Banco Bradesco SA ADR	7,590	139,884
Banco do Brasil SA	4,900	82,248
BM&F BOVESPA SA	6,400	43,330
BRF - Brasil Foods SA ADR	1,100	60,434
Cia Siderurgica Nacional SA ADR	1,750	69,877
Embraer-Empresa Brasileira de Aeronautica SA ADR	2,500	59,900
Gerdau SA ADR	6,300	102,690
OGX Petroleo e Gas Participacoes SA	10,000	93,626
Petroleo Brasileiro SA ADR	6,500	289,185
Tele Norte Leste Participacoes SA ADR	3,000	52,980
Ultrapar Participacoes SA ADR	800	38,744
Vale SA ADR	6,950	223,720

		1,391,077

Cayman - 1.2%

Belle International Holdings Ltd +	33,000	43,945
China Resources Land Ltd +	16,000	34,493
Hengan International Group Co Ltd +	6,000	44,728
Tencent Holdings Ltd +	3,800	76,092
Tingyi Holding Corp +	18,000	42,453

		241,711

Chile - 2.0%

Banco de Chile ADR	1,135	65,671
Banco Santander Chile SA ADR	1,100	75,042
Empresa Nacional de Electricidad SA ADR	1,700	79,883
Empresas COPEC SA	4,084	61,095
Enersis SA ADR	1,800	35,982
Lan Airlines SA ADR	4,400	77,660

		395,333

China - 6.5%

Aluminum Corp of China Ltd ADR *	2,300	59,202
Bank of China Ltd ‘H’ +	244,000	129,477
Bank of Communications Co Ltd ‘H’ +	45,000	53,516
BYD Co Ltd ‘H’ * +	4,500	44,727
China Coal Energy Co ‘H’ +	4,000	6,238
China Communications Construction Co Ltd ‘H’ +	8,000	7,549
China Construction Bank Corp ‘H’ +	162,000	132,232
China Life Insurance Co Ltd ADR	2,850	205,314
China Merchants Bank Co Ltd ‘H’ +	32,300	87,202
China Petroleum & Chemical Corp ADR	1,400	115,136
China Shenhua Energy Co Ltd ‘H’ +	11,500	49,412
China Telecom Corp Ltd ADR	1,100	53,889
Industrial & Commercial Bank of China ‘H’ +	201,000	153,175
PetroChina Co Ltd ADR	1,250	146,525
Ping An Insurance Group Co of China Ltd ‘H’ +	5,000	42,887

		1,286,481

Czech Republic - 0.6%

CEZ AS +	720	34,115
Komercni Banka AS +	225	45,772
Telefonica O2 Czech Republic AS +	1,470	34,418

		114,305

Hong Kong - 3.9%

China Mobile Ltd ADR	7,350	353,682
China Overseas Land & Investment Ltd +	26,000	58,536
China Resources Enterprise Ltd +	10,000	36,897
China Resources Power Holdings Co Ltd +	10,000	21,406
China Unicom Hong Kong Ltd ADR	7,600	84,740
CNOOC Ltd ADR	1,300	214,604

		769,865

Hungary - 1.0%

MOL Hungarian Oil and Gas NyRt * +	390	40,000
OTP Bank PLC * +	4,369	152,841

		192,841

India - 8.7%

HDFC Bank Ltd +	1,120	48,302
Hero Honda Motors Ltd +	938	40,701
ICICI Bank Ltd ADR	9,200	392,840
Infosys Technologies Ltd ADR	6,000	353,100
ITC Ltd +	7,139	41,893
Larsen & Toubro Ltd +	1,154	41,910
Mahindra & Mahindra Ltd +	3,208	39,155
Oil & Natural Gas Corp Ltd +	2,098	51,040
Reliance Industries Ltd GDR (LI) + ~	8,064	389,955
Sterlite Industries India Ltd ADR	8,800	163,768
Tata Consultancy Services Ltd +	2,333	40,504
Tata Motors Ltd ADR	3,200	59,072
Tata Power Co Ltd +	707	21,599
Tata Steel Ltd +	1,650	23,213

		1,707,052

Indonesia - 3.0%

P.T. Astra International Tbk +	33,500	153,915
P.T. Bank Central Asia Tbk +	156,000	94,117
P.T. Bank Mandiri Tbk +	100,000	58,614
P.T. Bank Rakyat Indonesia Tbk +	88,000	79,594
P.T. Telekomunikasi Indonesia Tbk ADR	4,000	143,040
P.T. United Tractors Tbk +	30,500	61,381

		590,661

Israel - 1.8%

NICE Systems Ltd ADR *	1,000	31,750
Teva Pharmaceutical Industries Ltd ADR	5,170	326,124

		357,874

Luxembourg - 0.2%

Evraz Group SA GDR *	925	36,750

Malaysia - 5.2%

British American Tobacco Malaysia Bhd +	3,600	48,685
CIMB Group Holdings Bhd +	45,800	197,327
Digi.Com Bhd +	6,800	47,064
Genting Malaysia Bhd +	61,900	54,398
IOI Corp Bhd +	61,546	101,631
Kuala Lumpur Kepong Bhd +	13,000	66,471
Malayan Banking Bhd +	60,500	138,420
MISC Bhd +	23,160	57,500
PLUS Expressways Bhd +	44,900	46,549
PPB Group Bhd +	14,300	78,833
Sime Darby Bhd +	41,100	109,676

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
YTL Corp Bhd +	21,114	$48,530
YTL Power International Bhd +	55,000	36,911

		1,031,995

Mexico - 6.5%

America Movil SAB de CV ‘L’ ADR	7,650	385,101
Carso Global Telecom SAB de CV *	7,100	36,253
Cemex SAB de CV ADR *	12,580	128,442
Fomento Economico Mexicano SAB de CV ADR	3,600	171,108
Grupo Elektra SA de CV	1,215	60,928
Grupo Mexico SAB de CV ‘B’	37,765	101,134
Grupo Televisa SA ADR	8,100	170,262
Telefonos de Mexico SAB de CV ADR ‘L’	4,900	76,440
Wal-Mart de Mexico SAB de CV ‘V’	30,400	155,765

		1,285,433

Netherlands - 0.2%

X5 Retail Group GDR * +	1,178	41,028

Philippines - 0.3%

Philippine Long Distance Telephone Co ADR	1,000	53,280

Poland - 1.8%

Bank Pekao SA * +	1,251	72,735
KGHM Polska Miedz SA +	1,479	55,586
Polski Koncern Naftowy ORLEN SA * +	4,829	65,535
Polskie Gornictwo Naftowe I Gazownictwo SA +	22,886	29,330
Powszechna Kasa Oszczednosci Bank Polski SA +	6,680	93,477
Telekomunikacja Polska SA +	7,313	41,543

		358,206

Russia - 4.4%

Gazprom OAO ADR +	12,900	300,957
Lukoil OAO ADR +	3,050	172,754
MMC Norilsk Nickel ADR * +	4,900	89,843
Rosneft Oil Co GDR	12,600	99,918
RusHydro ADR *	12,200	64,416
Surgutneftegaz ADR +	5,928	58,721
Uralkali GDR * +	920	19,300
VTB Bank OJSC GDR +	10,700	59,250

		865,159

South Africa - 9.8%

African Bank Investments Ltd +	12,684	61,953
African Rainbow Minerals Ltd +	1,851	48,705
Anglo Platinum Ltd * +	1,008	102,266
AngloGold Ashanti Ltd ADR	4,400	166,980
ArcelorMittal South Africa Ltd * +	3,427	43,458
Aspen Pharmacare Holdings Ltd * +	7,684	83,881
Bidvest Group Ltd +	4,150	77,657
FirstRand Ltd +	20,404	56,626
Gold Fields Ltd ADR	10,500	132,510
Harmony Gold Mining Co Ltd ADR	5,600	53,088
Kumba Iron Ore Ltd +	1,066	51,478
MTN Group Ltd * +	4,781	73,392
Murray & Roberts Holdings Ltd +	3,345	19,813
Naspers Ltd +	5,411	234,614
Nedbank Group Ltd +	3,858	74,336
Pretoria Portland Cement Co Ltd +	10,548	49,456
Sanlam Ltd +	21,483	73,231
Sasol Ltd ADR	4,200	173,334
Shoprite Holdings Ltd +	6,798	67,598
Standard Bank Group Ltd +	7,308	114,459
Steinhoff International Holdings Ltd * +	35,193	96,495
Tiger Brands Ltd +	2,572	64,634

		1,919,964

South Korea - 11.8%

GS Engineering & Construction Corp +	488	42,039
Hana Financial Group Inc +	2,120	65,709
Hynix Semiconductor Inc * +	1,900	44,839
Hyundai Heavy Industries Co Ltd +	334	69,931
Hyundai Mobis +	280	37,107
Hyundai Motor Co +	760	77,499
Hyundai Steel Co +	510	38,740
KB Financial Group Inc ADR *	3,700	177,452
Kia Motors Corp +	2,830	63,106
Korea Electric Power Corp ADR *	5,300	86,072
Korea Exchange Bank +	1,170	13,949
KT&G Corp +	540	29,873
LG Chem Ltd +	464	98,612
LG Corp +	480	30,133
LG Display Co Ltd ADR *	3,700	65,416
LG Electronics Inc +	460	46,762
POSCO ADR	2,500	292,525
Samsung C&T Corp +	670	36,053
Samsung Electro-Mechanics Co Ltd +	648	65,808
Samsung Electronics Co Ltd +	540	390,417
Samsung Engineering Co Ltd +	70	7,242
Samsung Fire & Marine Insurance Co Ltd * +	425	68,180
Samsung Heavy Industries Co Ltd +	880	20,492
Samsung SDI Co Ltd +	434	54,460
Samsung Securities Co Ltd * +	390	21,023
Shinhan Financial Group Co Ltd +	1,290	50,847
Shinhan Financial Group Co Ltd ADR *	2,100	166,950
Shinsegae Co Ltd +	70	33,112
SK Energy Co Ltd +	290	31,133
SK Holdings Co Ltd +	260	23,095
SK Telecom Co Ltd ADR	3,000	51,780
Woori Finance Holdings Co Ltd +	1,410	20,666

		2,321,022

Taiwan - 11.7%

Acer Inc +	36,120	106,663
Advanced Semiconductor Engineering Inc ADR	19,900	90,147
Asia Cement Corp +	36,050	35,197
Asustek Computer Inc +	20,040	34,897
AU Optronics Corp ADR	16,068	182,050
Cathay Financial Holding Co Ltd * +	31,000	51,755
Chang Hwa Commercial Bank +	92,000	41,727
Chimei InnoLux Corp +	17,510	26,723
China Development Financial Holding Corp * +	142,000	40,247
China Steel Corp +	51,107	52,883
Chinatrust Financial Holding Co Ltd +	44,366	25,165
Chunghwa Telecom Co Ltd ADR	5,633	109,449
Compal Electronics Inc +	44,220	57,867
Delta Electronics Inc +	22,000	69,663
Far Eastern New Century Corp +	17,340	19,055
First Financial Holding Co Ltd +	37,925	20,844
Formosa Chemicals & Fibre Corp +	18,540	43,391
Formosa Plastics Corp +	27,820	61,338
Fubon Financial Holding Co Ltd * +	53,000	64,423
HON HAI Precision Industry Co Ltd +	27,950	121,024
HTC Corp +	3,150	36,801
Hua Nan Financial Holdings Co Ltd +	81,370	49,841
Lite-On Technology Corp +	54,270	72,009
MediaTek Inc +	5,010	86,956
Mega Financial Holding Co Ltd +	88,000	51,015
Nan Ya Plastics Corp +	48,410	98,785
Quanta Computer Inc +	27,000	52,375
Siliconware Precision Industries Co +	31,000	37,332
Taiwan Cement Corp +	38,000	35,856
Taiwan Cooperative Bank +	36,000	21,761
Taiwan Mobile Co Ltd +	26,000	48,951
Taiwan Semiconductor Manufacturing Co Ltd +	156,779	303,797
Uni-President Enterprises Corp +	40,716	46,365

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

	Shares	Value
United Microelectronics Corp * +	64,000	$34,174
Wistron Corp +	26,000	47,235
Yuanta Financial Holding Co Ltd +	35,000	20,998

		2,298,759

Thailand - 1.9%

Advanced Info Service PCL +	18,500	49,321
Kasikornbank PCL NVDR +	27,500	81,980
PTT Exploration & Production PCL +	18,600	85,289
PTT PCL +	12,000	97,087
Siam Commercial Bank PCL +	24,200	68,768

		382,445

Turkey - 1.6%

Akbank TAS +	8,670	56,297
Turkcell Iletisim Hizmetleri AS ADR	7,300	109,938
Turkiye Garanti Bankasi +	16,603	77,833
Turkiye Is Bankasi ‘C’ +	14,148	46,164
Turkiye Is Bankasi (New) *	6,524	20,461

		310,693

Total Common Stocks
(Cost $13,442,591)		17,951,934

EXCHANGE-TRADED FUND - 1.6%

PowerShares India Portfolio	13,700	311,812

Total Exchange-Traded Fund
(Cost $222,876)		311,812

	Principal
	Amount
SHORT-TERM INVESTMENT - 0.5%

Repurchase Agreement - 0.5%

State Street Bank & Trust Co 0.000% due 04/01/10 (Dated 03/31/10, repurchase price of $88,000; collateralized by U.S. Treasury Bills: 0.000% due 04/08/10 and value $90,000)	$88,000	88,000

Total Short-Term Investment
(Cost $88,000)		88,000

TOTAL INVESTMENTS - 97.7%
(Cost $14,299,017)		19,222,039

OTHER ASSETS & LIABILITIES, NET - 2.3%		461,522

NET ASSETS - 100.0%		$19,683,561

Notes to Schedule of Investments

(a)	As of March 31, 2010, the portfolio was diversified as a percentage of net assets as follows:

Financials	24.5%
Energy	14.6%
Materials	13.6%
Information Technology	12.8%
Telecommunication Services	9.2%
Consumer Staples	6.0%
Consumer Discretionary	5.7%
Industrials	4.7%
Utilities	2.4%
Health Care	2.1%
Exchange-Traded Fund	1.6%
Short-Term Investment	0.5%

97.7%
Other Assets & Liabilities, Net	2.3%

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Securities with a total aggregate value of $10,044,789 or 51.0% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
PD EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
March 31, 2010 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of March 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Preferred Stocks (1)	$870,293	$870,293	$-	$-
	Common Stocks
	Brazil	1,391,077	1,391,077	-	-
	Cayman	241,711	-	241,711	-
	Chile	395,333	395,333	-	-
	China	1,286,481	580,066	706,415	-
	Czech Republic	114,305	-	114,305	-
	Hong Kong	769,865	653,026	116,839	-
	Hungary	192,841	-	192,841	-
	India	1,707,052	968,780	738,272	-
	Indonesia	590,661	143,040	447,621	-
	Israel	357,874	357,874	-	-
	Luxembourg	36,750	36,750	-	-
	Malaysia	1,031,995	-	1,031,995	-
	Mexico	1,285,433	1,285,433	-	-
	Netherlands	41,028	-	41,028	-
	Philippines	53,280	53,280	-	-
	Poland	358,206	-	358,206	-
	Russia	865,159	164,334	700,825	-
	South Africa	1,919,964	525,912	1,394,052	-
	South Korea	2,321,022	840,195	1,480,827	-
	Taiwan	2,298,759	381,646	1,917,113	-
	Thailand	382,445	-	382,445	-
	Turkey	310,693	130,399	180,294	-

		17,951,934	7,907,145	10,044,789	-
	Exchange-Traded Fund	311,812	311,812	-	-
	Short-Term Investment	88,000	-	88,000	-

	Total	$19,222,039	$9,089,250	$10,132,789	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 193

PACIFIC SELECT FUND
Schedule of Investments (Continued)
Explanation of Symbols and Terms
March 31, 2010 (Unaudited)

Explanation of Symbols:

*	Non-income producing securities.
”	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
∧	Securities with their principal amount adjusted for inflation.
§	Variable rate securities. The rate shown is based on the latest available information as of March 31, 2010.
Ψ	Securities were in default as of March 31, 2010.
±	The security is a perpetual bond and has no definite maturity date.
¥	Unsettled position. Contract rates do not take effect until settlement date.
†	Securities (or a portion of securities) on loan as of March 31, 2010.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to "qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
◊	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Board.
‡	Securities were fully or partially segregated with the broker(s)/custodian as collateral for securities sold short, delayed delivery securities, futures contracts, written option contracts, and/or swap contracts as of March 31, 2010.
#	Securities purchased on a when-issued basis.
+	Securities were fair valued under the procedures established by the Fund’s Board of Trustees (the "Board”), including considerations to determine fair values for certain foreign equity securities, if applicable.
Δ	Illiquid holdings. Holdings were reported as illiquid by the portfolio manager or adviser pursuant to the Fund’s policy and procedures. Under the Fund’s policy, a holding is generally deemed illiquid if it cannot be sold or disposed of within seven days in the ordinary course of business at approximately the amount which a portfolio has valued the holding. Illiquid holdings may be difficult to value and difficult to sell, which means a portfolio may not be able to sell a holding quickly for its full value.

Counterparty Abbreviations:

ADV	Advantage
BOA	Bank of America
BRC	Barclays
BNP	BNP Paribas
CIT	Citigroup
CSF	Credit Suisse
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
JPM	JPMorgan Chase
MER	Merrill Lynch
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
UBS	UBS

Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	United States Dollar

Other Abbreviations:

ADR	American Depositary Receipt
ASX	Australian Stock Exchange
CBOT	Chicago Board of Trade
CDI	CHESS Depository Interests (Receipts)
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CPI	Consumer Price Index
CVA	Certificaten Van Aandelen (Dutch Certificate)
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
JSC	Joint Stock Company
LI	London Stock Exchange
LIBOR	London Interbank Offered Rate
NASDAQ	NASDAQ Stock Market
NVDR	Non Voting Depositary Receipt
’NY’	New York Shares
NYSE	New York Stock Exchange
NZX	New Zealand Stock Exchange
OTC	Over the Counter
PIK	Payment in Kind
PO	Principal Only
REIT	Real Estate Investment Trust
RNC	Riparmio Non-Convertible (Non-Convertible savings
shares on Italian Stock Exchanges)
SDR	Swedish Depositary Receipt
TSE	Toronto Stock Exchange
XAMS	Amsterdam Stock Exchange
XETR	Frankfurt Stock Exchange
XVTX	Virt-X Pan-European Stock Exchange

Note:

The descriptions, industry, and geographical classifications of the companies shown in the schedules of investments were obtained from published reports and other sources believed to be reliable.

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2010 (Unaudited)

1. PORTFOLIO VALUATION

Each portfolio of the Pacific Select Fund (the “Fund”) is divided into shares. The price of a portfolio’s shares is called its net asset value (“NAV”) per share. The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each portfolio’s NAV is calculated by taking the total value of a portfolio’s assets (the value of the securities and other investments a portfolio holds plus cash or other assets, including interest accrued but not yet received), subtracting liabilities (including accrued expenses, dividends payable and any borrowings of a portfolio, and any other liabilities), and then dividing by the number of shares outstanding. The value of a portfolio’s assets is based on the fair value of all of the securities and other instruments (collectively “holdings”) it holds.

As a general principle, in determining a portfolio’s NAV, the fair value of a holding is the amount which the Fund might reasonably expect to receive for the holding upon its current sale.

Where available, such fair values are determined based on pricing data is obtained from various sources approved by the Fund’s Board of Trustees (the “Board”). For purposes of calculating NAV:

Domestic Equity Holdings. For domestic equity holdings, the portfolios normally use the last reported sale price received shortly after the New York Stock Exchange (“NYSE”) close and does not normally take into account trading, clearances or settlements that take place after the NYSE close.

Foreign Equity Holdings. Foreign equity holdings are normally priced using data reflecting the closing of the principal markets or market participants for those holdings, which may be earlier than the NYSE close. Foreign equity holdings are generally valued at their last reported sale price on a principal exchange. Quotations of foreign holdings in foreign currencies and those valued using foreign currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Over the Counter (“OTC”) holdings, certain equity holdings. OTC holdings, including options contracts, and listed holdings for which no sales are reported, are generally valued at the mean between the most recent bid and ask prices obtained from a quotation and valuation reporting system, from established market makers, or from broker-dealers. OTC swap contracts are generally valued by approved pricing and quotation services, which are based on evaluated prices determined from various observable market and other factors. Certain OTC swap contracts are valued by other pricing processes approved by the Board.

Fixed Income Holdings including Domestic and Foreign Holdings. Fixed income holdings are generally valued using the mean between the bid and ask prices provided by approved pricing and quotation services which are based on evaluated prices determined from various observable market and other factors. Certain bonds are valued by a benchmark, matrix, or other pricing processes approved by the Board.

Money Market Instruments and Short-Term Holdings. The Money Market Portfolio’s holdings and money market instruments and short-term holdings maturing within 60 days in other portfolios are valued at amortized cost, which involves valuing a holding at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation and approximates market value, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the holding.

The assets of the Pacific Dynamix - Conservative Growth, Pacific Dynamix - Moderate Growth and Pacific Dynamix - Growth Portfolios, (collectively, the “Pacific Dynamix Portfolios”) consists primarily of shares of the PD Aggregate Bond Index, PD High Yield Bond Index, PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index, PD Small-Cap Value Index, PD International Large-Cap and PD Emerging Markets Portfolios (collectively, the “PD Underlying Portfolios”), which are valued at their respective NAV’s at the time of computation.

The American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios (each a “Feeder Portfolio”, collectively the “Feeder Portfolios”) invest substantially all of their assets in Class 1 shares of the Growth, Growth-Income and Asset Allocation Funds, respectively, each a series of the American Funds Insurance Series (each a “Master Fund,” collectively the “Master Funds”). The NAVs of the American Funds Feeder Portfolios are determined by the Fund based upon the NAVs of the Master Funds. The NAVs of the Master Funds are determined by the management of the Master Funds and not Pacific Select Fund. For more information regarding the determination of the NAV of each Master Fund, see the Master Funds’ prospectus and statement of additional information.

Fair Value Under the Procedures Established by the Board

In the event that market quotations are not readily available, (i.e., approved pricing services or dealers do not provide a valuation for a particular holding), the valuations are deemed unreliable or inaccurate, or if events that could materially affect the NAV occur after the close of the principal market for a particular holding but before the Fund values its assets, the holdings will be fair valued as determined in good faith pursuant to procedures adopted by and/or methodologies approved by the Board (“Fund’s Procedures”) and in accordance with the provisions of the Investment Company Act of 1940 (“1940 Act”).

When the Fund values a holding pursuant to the Fund’s Procedures, such holdings will not be priced on the basis of quotes from the primary market in which they are traded, but rather will be priced by other methods established under the Fund’s Procedures. Fair valuation may require subjective determinations about the value of a holding. The fair value used by the Fund for a holding may differ from the value that the Fund would actually realize if the holding was sold.

In determining the fair value of holdings under the Fund’s Procedures, the Fund may consider a variety of factors, including information that becomes known after the closing of the NYSE, and the values that are determined will be deemed to be the price as of the closing time of the NYSE. Fair valuations will also be used when events significantly affecting the values of a portfolio’s foreign holdings occur between the

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
March 31, 2010 (Unaudited)

close of foreign markets and the close of regular trading on the NYSE; or when, under the Fund’s procedures, the closing price of a foreign holding is deemed unreliable. All of these events could materially affect a portfolio’s NAV. The Fund has retained a statistical research service to assist in determining the fair value of foreign holdings. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine fair values for certain foreign holdings.

Each portfolio’s NAV is calculated once a day, every day the NYSE is open, including those days when foreign markets are closed. For purposes of calculating the NAV for all portfolios except for the Money Market Portfolio, the holdings are calculated as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time, although it may occasionally close earlier. If the NYSE or other domestic exchange that normally closes at or before 4:00 p.m. Eastern Time, closes later than 4:00 p.m. Eastern Time, the closing prices of such domestic exchanges will be used to determine a portfolio’s NAV. The NAV of the Money Market Portfolio is calculated by valuing its holdings using amortized cost, which approximates market value. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not normally be used to retroactively adjust the price of a holding or the NAV determined earlier that day.

Each portfolio’s shares are purchased, sold or exchanged at the portfolio’s NAV per share next calculated after a request to buy, sell or exchange shares is received by Pacific Life Insurance Company or Pacific Life & Annuity Company. The insurance companies pay for shares they purchase in cash. Similarly, when shares are sold or exchanged, the Fund generally pays the insurance companies for the shares in cash. However, a portfolio may, subject to approval by the Board, pay for a sale or exchange, in whole or in part, by a distribution of holdings from a portfolio, in lieu of cash, in accordance with applicable rules.

A portfolio’s NAV will not be determined on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the Securities and Exchange Commission (the “SEC”), making the sale of holdings or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders. Trading in holdings on exchanges and OTC markets in European and Pacific Basin countries is normally completed well before 4:00 p.m. Eastern Time. In addition, the portfolios may calculate their NAVs on days when the NYSE is open but foreign markets are closed. Conversely, holdings trading on foreign markets may take place on days when the NYSE is closed, and as a result, the portfolio’s NAV will not be calculated and shareholders will not be able to redeem their shares on such days. Since holdings that are primarily listed on foreign exchanges may trade on weekends, U.S. holidays or other days when a portfolio does not price its shares, the value of a portfolio’s holdings (and thereby the NAV of the portfolio) may change on days when shareholders will not be able to purchase or redeem shares.

2. INVESTMENTS AND RISKS

General Investment Risks

An investment in the Fund represents an indirect investment in the holdings owned by the Fund. The value of these holdings may move up or down, sometimes rapidly and unpredictably. An investment in the Fund at any point in time may be worth more or less than the original investment. Investments in the Fund may be affected by general economic and market conditions, government and political events, investor perceptions, changes in interest rates and market liquidity.

The price of equity holdings changes in response to many factors, including a company’s historical and prospective earnings, the value of its assets, and many of the factors noted above.

Fixed income (debt) holdings are affected primarily by the financial condition of the companies that have issued them and by changes in interest rates, although the factors noted above may also have a significant impact on the holdings. A fixed income (debt) holding’s issuer (including borrowers) may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high yield/high-risk bonds, i.e. bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or no rating, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage related securities, structured investment vehicles and other debt holdings may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other holdings, and it may be difficult to value these instruments because of a thin secondary market.

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile.

Events in the financial markets have the potential to cause increased volatility and uncertainty, which may impact the value of a portfolio’s assets. Due to interdependencies between markets, events in one market may adversely impact other markets or issuers in unforeseen ways. As a result, the value of a portfolio’s holdings may be adversely affected by events in the markets, either directly or indirectly, and each portfolio is exposed to potential decreases in the value of those holdings. In addition, traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory responses to market events may impair a manager’s ability to pursue certain investment techniques or strategies and may have unexpected consequences on particular markets, strategies, or investments. Future events may impact a portfolio in unforeseen ways, leading a portfolio to alter its existing strategies or, potentially, to liquidate and close.

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
March 31, 2010 (Unaudited)

Each portfolio may not invest in illiquid securities and illiquid bank loans (collectively, “illiquid holdings”) if as a result of such investment, more than 15% (10% for the Money Market Portfolio) of its net assets (taken at market value at the time of such investment) would be invested in illiquid holdings. The term “illiquid holdings” for this purpose means holdings that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a portfolio has valued the securities. The market value of illiquid holdings held by each portfolio as of March 31, 2010 was less than 15% (10% for the Money Market Portfolio) of its net assets. Illiquid holdings may be difficult to value and difficult to sell, which means a portfolio may not be able to sell such holding quickly for its full value.

Senior Loan Participations and Assignments

Certain portfolios may invest in floating rate senior loans (“Senior Loans”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates of domestic or foreign corporations, partnerships and other entities (“Borrowers”). Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, LIBOR rates or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, cannot be predicted with accuracy, as a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the 1933 Act, may contain certain restrictions on resale, and cannot be sold publicly. A portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a portfolio purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a portfolio purchases a participation of a Senior Loan interest, the portfolio typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When holding a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a portfolio generally has no right to enforce compliance of the terms of the loan agreement. As a result, the portfolio assumes the credit risk of the Borrower, the selling participant, and any other persons interpositioned between the portfolio and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of March 31, 2010, no participation interest in Senior Loans was held by each portfolio.

Inflation-Indexed Bonds

Certain portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income (debt) securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment of interest income in the Statements of Operations.

Mortgage-Related and Other Asset-Backed Securities

Certain portfolios may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. A collateralized obligation is a debt security issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that is collateralized by a portfolio or pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

Mortgage dollar rolls, principally on a forward commitment basis, involve a portfolio selling mortgage-backed securities for delivery in the current month and simultaneously contracting to repurchase similar, but not identical securities at an agreed-upon price on a fixed date in the future. A portfolio accounts for such dollar rolls as purchases and sales and receives compensation as consideration for entering into the commitment to repurchase. A portfolio must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that a portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other fixed-income and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are included in interest income in the Statements of Operations. Because principal will not be

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received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income in the Statements of Operations. Payments received from POs are treated as reductions to the cost and par value of the securities. Any principal paydown gains or losses associated with the payments received are reported as interest income in the Statements of Operations.

Government Sponsored Enterprise Securities

Certain portfolios may invest in securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and similar U.S. Government sponsored entities such as Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Banks (“FHLBs”). Although chartered and sponsored by Congress, such entities are generally not funded by Congressional appropriations. The debt and mortgage-backed securities issued by these entities are neither guaranteed nor insured by the U.S. Government. As such, securities issued by these entities are typically supported only by the credit of the issuing entity, which depends entirely on its own resources to repay the debt, subject to the risk of default.

However, on September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of Fannie Mae and Freddie Mac and of any stockholder, officer or director of Fannie Mae and Freddie Mac with respect to those applicable entities and their respective assets. FHFA selected a new chief executive officer and chairman of the board of directors of Fannie Mae and Freddie Mac.

On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement (“Purchase Agreements”) with Fannie Mae and Freddie Mac pursuant to which the U.S. Treasury would purchase up to an aggregate of $100 billion of each of Fannie Mae and Freddie Mac to maintain a positive net worth in each entity. These agreements contain various covenants that severely limit each entity’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each entity’s senior preferred stock and warrants to purchase 79.9% of each entity’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to both Fannie Mae and Freddie Mac as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by Fannie Mae and Freddie Mac. Both the liquidity backstop and the mortgage-backed securities purchase program expired on December 31, 2009. Fannie Mae and Freddie Mac are continuing to operate while in conservatorship and each remains liable for each of its respective obligations, including guaranty obligations, associated with its mortgage-backed securities.

On May 6, 2009, the U.S. Treasury and FHFA, acting on behalf of Fannie Mae and Freddie Mac in its capacity as conservator, amended the Purchase Agreements, to among other items: (i) increase the funding available under the Purchase Agreements from $100 billion to $200 billion; (ii) increase the limit on mortgage-related investments portfolio as of December 31, 2009 from $850 billion to $900 billion; and (iii) revise the limit on the aggregate indebtedness and the method of calculating such limit for both Fannie Mae and Freddie Mac.

On December 24, 2009, the Purchase Agreements were amended again to allow the Treasury’s funding commitment to increase from $200 billion to such amount as necessary to accommodate any cumulative reduction in net worth over the next three years. At the conclusion of the three-year period, the remaining commitment will be fully available to be drawn per the terms of the agreements.

When-Issued Securities

Certain portfolios may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain portfolios may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a portfolio will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a portfolio has sold a security on a delayed-delivery basis, the portfolio does not participate in future gains and losses with respect to the security.

Short Sales

Certain portfolios may enter into short sales. A short sale is a transaction in which a portfolio sells securities it does not own. A portfolio’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the portfolio’s short position, resulting in a loss to the portfolio. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a portfolio sells securities short, it must borrow those securities to make delivery to the buyer. The portfolio incurs an expense for such borrowing. The portfolio may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the portfolio to sell long positions before the manager had intended. A portfolio may not be

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able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are reflected as a liability in the Statements of Assets and Liabilities.

The use of proceeds received from selling short to purchase additional securities (long positions), results in leverage which may increase a portfolio’s exposure to long equity positions. Leverage could magnify gains or losses and, therefore, increase a portfolio’s volatility.

Inverse Floater Structures

Certain portfolios invest in residual certificates issued by tender option bond trusts (“TOB’s”). A TOB is established by a third party sponsor forming a special purpose entity, into which the portfolio, or an agent on behalf of the portfolio, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate trust certificates (“floating rate certificates”), which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to a portfolio which made the transfer. The transfer of the municipal securities to a TOB is accounted for as secured borrowings. Therefore, the municipal securities deposited into a TOB are presented in the portfolios’ Schedules of Investments and the proceeds from the transaction are reported as floating rate certificates payable of the portfolios. Interest income from the underlying security is recorded by the portfolios on an accrual basis. Interest expense incurred on the floating rate certificates and other expenses related to remarketing, administration and trustee services to a TOB is reported as an expense of the portfolios. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender the floating rate certificates to the TOB for redemption at par at each reset date. The TOB Residuals’ interests held by the portfolios include the right of the portfolios to (i) cause the holders of a proportional share of the floating rate certificates to tender their certificates at par, and (ii) transfer a corresponding share of the municipal securities from the TOB to the portfolios.

Financial transactions executed through TOB’s generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, the portfolios’ investments in TOB Residuals likely will adversely affect the portfolios’ net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect the portfolios’ net asset value per share. As of March 31, 2010, none of the portfolios were invested in TOB.

Repurchase Agreements

Certain portfolios may invest in repurchase agreements. Repurchase agreements permit the investor to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements held by a portfolio are fully collateralized by U.S. Government securities, or securities issued by U.S. Government agencies, or securities that are within the three highest credit categories assigned by established rating agencies (Aaa, Aa, or A by Moody’s or AAA, AA or A by Standard & Poor’s) or, if not rated by Moody’s or Standard & Poor’s, are of equivalent investment quality as determined by the investment adviser or the applicable portfolio manager. Such collateral is in the possession of the portfolio’s custodian or a designated broker-dealer. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, a portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

Derivative Instruments

Certain portfolios are permitted to invest in derivative instruments, including, but not limited to, futures contracts, options contracts, forward foreign currency contracts, interest rate swaps and credit default swaps (see the “Derivative Investment Holdings Categorized By Risk Exposure” note below for a detailed discussion on derivative instruments).

3. FAIR VALUE MEASUREMENTS AND DISCLOSURES

Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes and requires the Fund to characterize its holdings as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 –	Quoted prices in active markets for identical holdings

• Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

• Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing each portfolio’s holdings are not necessarily an indication of the risks associated with investing in those holdings. For example, money market holdings are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a holding, but since the value is not obtained from a quoted price in an active market, such holdings are reflected as Level 2. Foreign holdings that are valued with the assistance of a statistical research service (as described in the “Portfolio Valuation” note above) are reflected as Level 2. For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in/out of Level 3 during the period. In accordance with the requirements of U.S. GAAP, a summary of each portfolio’s holdings as of March 31, 2010 as categorized under the three-tier hierarchy of inputs can be found in the Notes to Schedule of Investments section of each portfolio’s Schedule of Investments.

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The following is a description of valuation inputs and techniques that the Fund currently utilizes to fair value each major category of assets and liabilities in accordance with guidance under U.S. GAAP:

Equity Securities (Common and Preferred Stock) – Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Treasury Obligations – U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price. The models also take into consideration data received from active market makers and inter-broker-dealer brokers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities – Government sponsored enterprise and mortgage-backed securities are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of Government sponsored entities and mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Municipal Bonds – Municipal bonds are fair valued based on pricing models that takes into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes – Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds – Corporate bonds held by the Fund are generally comprised of two main categories consisting of investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and options adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Asset-Backed Securities and Collateralized Mortgage Obligations – Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and by a discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts – Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Options Contracts – Exchange listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied or mean variation to exchange listed options contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options contracts traded over the counter (“OTC”) are fair valued based on pricing models that incorporates various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts – Forward foreign currency contracts are fair valued using various inputs and techniques, which include broker-dealer quotations, actual trading information, and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

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Interest Rate Swaps – Interest rate swaps are fair valued using pricing models that are based on real-time intraday snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total Return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes – Senior loan notes are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of senior loan notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

4. DERIVATIVE INVESTMENT HOLDINGS CATEGORIZED BY RISK EXPOSURE

Effective January 1, 2009 the Fund implemented new guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 815, Derivatives and Hedging, (“ASC 815”). The new guidance requires all entities to enhance disclosures in their financial statements about their derivative and hedging activities to enable financial statement users to understand how and why the entity uses derivative investments to manage risks, how derivative investments are accounted for, and how derivative investments affect the entity’s financial position, results of operations, and cash flows. For financial reporting purposes under ASC 815, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain portfolios are permitted to invest in derivative instruments, including, but not limited to, futures contracts, options contracts, forward foreign currency contracts, interest rate swaps, and credit default swaps. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a portfolio’s gains and losses and therefore increase its volatility. A portfolio’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a portfolio may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility and credit (including counterparty) risks. The derivative investment holdings as of March 31, 2010 as disclosed in the Notes to Schedules of Investments serve as indicators of the volume of derivative activity for the Fund.

Market Risks Managed By Investing In Derivatives

Interest rate risk – A portfolio may be exposed to interest rate risk through investments in fixed income securities. Interest rate risk is the risk that fixed income securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than fixed income securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a fixed income security’s yield (market price to interest rate movement). To manage these risks, certain portfolios may invest in derivative instruments tied to interest rates.

Foreign investments and currency risk – A portfolio may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a portfolio’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the portfolio. To manage these risks, certain portfolios may invest in derivative instruments tied to foreign investments and/or currencies.

Price volatility risk – Derivatives tied to equity and fixed income securities are exposed to potential price volatility. Fixed income securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade fixed income securities (including loans) may be relatively greater than for investment grade fixed income securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To

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manage these risks, certain portfolios may invest in various derivative instruments. Derivative instruments may be used to manage a portfolio’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty risk – Credit risk is the risk that a fixed income security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g. may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A portfolio may lose money if the issuer or guarantor of fixed income security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A portfolio may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A portfolio’s investments in fixed income (debt) holdings may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality. Similar to credit risk, a portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which a portfolio has unsettled or open transactions will default. Financial assets, which potentially expose a portfolio to counterparty risk, consists mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit and counterparty risks to the portfolios by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain portfolios may invest in derivative instruments tied to a security issuers’ financial strength.

A portfolio’s transactions in listed securities are settled/paid for upon delivery with their counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Credit Related Contingent Features

Certain portfolios are parties to various agreements, including by not limited to International Swaps and Derivatives Agreements, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral and certain events of default or termination, such as credit related contingent features. These provisions reduce the counterparty risk associated with relevant transactions by allowing a portfolio or its counterparty to elect to terminate early and cause settlement of all outstanding transactions if a triggering event occurs under the applicable Master Agreement. These triggering events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Thus, if a credit related contingent feature is triggered, it would allow a portfolio or its counterparty to close out all transactions under the agreement and demand payment or additional collateral to cover their exposure to the other party. To reduce credit and counterparty risk associated with transactions, a portfolio may enter into master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. A portfolio’s overall exposure to credit risk, subject to master netting arrangements, can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Futures Contracts

In the normal course of pursuing their investment objectives, certain portfolios are subject to price volatility, interest rate, currency, credit and other risks relating to a portfolio’s investments. Certain portfolios may enter into futures contracts to manage these risks, and may also use futures for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging, or to otherwise help achieve a portfolio’s investment goal. Futures contracts are also subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the portfolio’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures present minimal counterparty credit risk since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Contracts

In the normal course of pursuing their investment objectives, certain portfolios are subject to price volatility risk, interest rate risk, and foreign investments and currency risk. Certain portfolios may enter into options contracts to manage these risks, and may also write and/or purchase call and put options on securities, futures, interest rate swaps, credit default swaps, or currencies for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or to otherwise help achieve a portfolio’s investment goal. Writing put options or purchasing call options tends to increase a portfolio’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a portfolio’s exposure to the underlying instrument. When a portfolio writes or purchases a call or

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put option, an amount equal to the premium received or paid by the portfolio is included in a portfolio’s Statement of Assets and Liabilities as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the portfolio has realized a gain or loss on investment transactions. A portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a portfolio to close out an options contract. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed options contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. A portfolio’s maximum risk of loss from counterparty credit risk related to OTC options contracts is limited to the premium paid.

Forward Foreign Currency Contracts

In the normal course of pursuing their investment objectives, certain portfolios are subject to foreign investment and currency risk, the risk that counterparties are unable to meet the terms of the contracts or that the value of the foreign currencies change unfavorably versus the U.S. dollar. Certain portfolios may enter into forward foreign currency contracts (“forward contracts”) for the purpose of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or to otherwise help achieve a portfolio’s investment goals. Forward contracts can help a portfolio manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable translation rates. A portfolio records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A portfolio’s maximum risk of loss from counterparty credit risk related to forward contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

Swaps

Swaps involve commitments to exchange components of income (generally interest or returns) pegged to specified underlying assets based on a notional principal amount. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Unrealized appreciation is recorded as an asset and unrealized depreciation is recorded as a liability on the Statements of Assets and Liabilities. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are included in the calculation of realized gain or loss in the Statements of Operations, when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the portfolios are included as part of realized gain or loss in the Statements of Operations.

Interest Rate Swaps

In the normal course of pursuing their investment objectives, certain portfolios may invest in interest rate swaps to manage interest rate risk or for purposes of hedging, duration management, as a substitute for securities, to increase returns, or to otherwise help achieve a portfolio’s investment goals. Because certain portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain the ability to generate income at prevailing market rates, certain portfolios may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets. A portfolio investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A portfolio’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
March 31, 2010 (Unaudited)

extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

Credit Default Swaps

In the normal course of pursuing their investment objectives, certain portfolios may invest in credit default swaps to manage credit risk or for purposes of hedging, as a substitute for securities, to increase returns, or to otherwise help achieve a portfolio’s investment goals. A portfolio investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection, a portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a portfolio would be subject to investment exposure on the notional amount of the swap.

If a portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate and sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A portfolio may use credit default swaps on corporate and sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate and sovereign issues of an emerging country as of period end are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing

PACIFIC SELECT FUND
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March 31, 2010 (Unaudited)

market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

A portfolio may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a portfolio may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A portfolio may also use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A portfolio’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap contracts is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of March 31, 2010 for which a portfolio is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a portfolio for the same referenced entity or entities.

Total Return Swaps

In the normal course of pursuing their investment objectives, certain portfolios may invest in total return swaps. A portfolio investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a portfolio will receive a payment from or make a payment to the counterparty. A portfolio’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

The Fund does not use hedge accounting under ASC 815. Although the Fund’s investments in derivatives may represent economic hedges as part of its investment objectives, they are considered to be non-hedge transactions for purposes of ASC 815. The following is a summary of the Fund’s derivative investments not accounted for as hedging investments under ASC 815, categorized by primary risk exposure as of March 31, 2010:

	Asset Derivative Investments Value
	Total Value at	Equity	Interest	Credit	Foreign Exchange
Portfolio	March 31, 2010	Contracts	Rate Contracts	Contracts	Contracts
Diversified Bond	$2,145,721	$-	$1,832,764	$-	$312,957
Inflation Managed	15,576,356	-	5,664,626	619,398	9,292,332
Managed Bond	95,623,069	-	65,936,029	20,190,110	9,496,930
Short Duration Bond	718,656	-	718,656	-	-
Growth LT	2,642,070	-	-	-	2,642,070
Long/Short Large-Cap	458,858	458,858	-	-	-
Small-Cap Index	65,946	65,946	-	-	-
International Value	129,514	129,514	-	-	-
Multi-Strategy	16,898	-	16,898	-	-

	Liability Derivative Investments Value
	Total Value at	Equity	Interest	Credit
Portfolio	March 31, 2010	Contracts	Rate Contracts	Contracts	Foreign Exchange Contracts
Diversified Bond	($2,474,917)	$-	($2,474,917)	$-	$-
Inflation Managed	(13,746,746)	-	(6,932,547)	(4,151,940)	(2,662,259)
Managed Bond	(21,312,136)	-	(13,991,389)	(1,177,703)	(6,143,044)
Short Duration Bond	(409,828)	-	(409,828)	-	-
Equity Index	(84,404)	(84,404)	-	-	-
Growth LT	(348,771)	-	-	-	(348,771)
Multi-Strategy	(62,415)	-	(49,125)	(13,290)	-

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
March 31, 2010 (Unaudited)

5. FEDERAL INCOME TAX INFORMATION

The aggregate Federal tax cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives and assets and liabilities in foreign currencies as of March 31, 2010, were as follows:

				Net	Net
		Gross	Gross	Unrealized	Unrealized	Net
	Total Cost of	Unrealized	Unrealized	Appreciation	Appreciation	Unrealized
	Investments on	Appreciation	Depreciation	(Depreciation)	(Depreciation)	Appreciation
Portfolio	Tax Basis	on Investments	on Investments	on Investments	on Other (1)	(Depreciation)
Diversified Bond	$2,442,202,619	$76,369,239	($80,064,008)	($3,694,769)	$197,491	($3,497,278)
Floating Rate Loan	1,079,218,226	30,569,895	(72,250,217)	(41,680,322)	8,048	(41,672,274)
High Yield Bond	1,044,925,569	82,999,959	(8,923,254)	74,076,705	-	74,076,705
Inflation Managed	6,281,832,058	60,998,289	(112,879,762)	(51,881,473)	15,463,307	(36,418,166)
Managed Bond	5,413,560,957	200,005,752	(157,756,619)	42,249,133	85,880,887	128,130,020
Money Market	1,075,725,990	-	-	-	-	-
Short Duration Bond	1,447,625,068	23,666,367	(19,003,227)	4,663,140	308,828	4,971,968
American Funds Growth	1,115,667,497	59,413,011	(218,246,044)	(158,833,033)	-	(158,833,033)
American Funds Growth-Income	1,899,800,754	36,414,331	(401,287,828)	(364,873,497)	-	(364,873,497)
Comstock	1,944,942,311	302,345,787	(59,983,842)	242,361,945	-	242,361,945
Diversified Research	423,533,148	82,369,909	(9,110,599)	73,259,310	-	73,259,310
Equity	125,239,581	23,502,162	(2,183,158)	21,319,004	-	21,319,004
Equity Index	3,787,080,473	404,733,403	(306,108,930)	98,624,473	(84,404)	98,540,069
Focused 30	162,411,400	28,901,343	(8,899,718)	20,001,625	3,874	20,005,499
Growth LT	1,364,361,401	272,741,018	(24,535,944)	248,205,074	2,431,945	250,637,019
Large-Cap Growth	1,057,982,303	265,342,581	(4,163,214)	261,179,367	-	261,179,367
Large-Cap Value	3,106,844,163	360,665,296	(113,970,209)	246,695,087	22,745	246,717,832
Long/Short Large-Cap	1,664,201,458	246,357,687	(7,975,190)	238,382,497	(45,431,301)	192,951,196
Main Street Core	1,145,486,481	246,163,989	(11,660,597)	234,503,392	-	234,503,392
Mid-Cap Equity	1,665,555,993	371,983,575	(12,275,149)	359,708,426	-	359,708,426
Mid-Cap Growth	1,088,203,820	241,104,294	(103,661,621)	137,442,673	1,645	137,444,318
Mid-Cap Value	959,321,038	192,479,386	(7,158,593)	185,320,793	-	185,320,793
Small-Cap Equity	614,533,819	129,406,209	(6,858,010)	122,548,199	-	122,548,199
Small-Cap Growth	518,968,849	141,882,524	(10,621,938)	131,260,586	-	131,260,586
Small-Cap Index	552,386,821	56,443,693	(121,454,852)	(65,011,159)	65,946	(64,945,213)
Small-Cap Value	619,558,379	133,336,924	(23,363,038)	109,973,886	-	109,973,886
Emerging Markets	1,298,561,685	435,453,607	(17,020,264)	418,433,343	(304,558)	418,128,785
International Large-Cap	2,498,718,042	273,164,491	(212,374,167)	60,790,324	(38,575)	60,751,749
International Small-Cap	808,547,514	154,923,430	(38,126,353)	116,797,077	(237,487)	116,559,590
International Value	2,184,869,325	174,651,463	(298,080,175)	(123,428,712)	140,894	(123,287,818)
Health Sciences	76,072,160	26,587,456	(1,369,770)	25,217,686	-	25,217,686
Real Estate	626,166,790	62,999,792	(41,788,003)	21,211,789	23	21,211,812
Technology	67,328,454	14,083,834	(318,500)	13,765,334	(34,788)	13,730,546
American Funds Asset Allocation	157,151,571	19,863,669	-	19,863,669	-	19,863,669
Multi-Strategy	219,555,382	26,094,449	(16,432,614)	9,661,835	(35,357)	9,626,478
Pacific Dynamix – Conservative Growth	47,317,200	3,294,009	-	3,294,009	-	3,294,009
Pacific Dynamix – Moderate Growth	84,033,943	8,332,267	-	8,332,267	-	8,332,267
Pacific Dynamix – Growth	62,587,672	7,266,647	-	7,266,647	-	7,266,647
PD Aggregate Bond Index	84,368,200	1,266,559	(318,462)	948,097	-	948,097
PD High Yield Bond Index	27,167,200	2,957,859	(69,081)	2,888,778	-	2,888,778
PD Large-Cap Growth Index	30,741,297	5,521,464	(157,387)	5,364,077	-	5,364,077
PD Large-Cap Value Index	35,575,263	6,131,068	(179,692)	5,951,376	-	5,951,376
PD Small-Cap Growth Index	10,716,081	3,029,597	(342,063)	2,687,534	-	2,687,534
PD Small-Cap Value Index	12,141,520	3,385,296	(200,185)	3,185,111	-	3,185,111
PD International Large-Cap	27,090,203	3,857,725	(348,838)	3,508,887	32	3,508,919
PD Emerging Markets	14,299,017	5,016,754	(93,732)	4,923,022	959	4,923,981

(1) Other includes net appreciation or depreciation on derivatives and assets and liabilities in foreign currencies.

Item 2. Controls and Procedures.

(a) The Chief Executive Officer, President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate Certifications pursuant to Rule 30a-2 (a) under the Investment Company Act of 1940 (17 CFR 270, 30a-2(a)) are attached as Exhibit 99.CERT.

Signatures

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific	Select Fund

By:	/s/ MARK W. HOLMLUND

Mark W. Holmlund
President

Date:	May 28, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ MARY ANN BROWN

Mary Ann Brown
Chief Executive Officer

Date:	May 28, 2010

By:	/s/ MARK W. HOLMLUND

Mark W. Holmlund
President

Date:	May 28, 2010

By:	/s/ BRIAN D. KLEMENS

Brian D. Klemens
Treasurer (Principal Financial and
Accounting Officer)

Date:	May 28, 2010